AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 1, 2021

File No. 333-258156

File No. 811-23718

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933	/X/

PRE-EFFECTIVE AMENDMENT NO. 2

AND

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940	/X/

AMENDMENT NO. 2

CATHOLIC RESPONSIBLE INVESTMENTS FUNDS

(Exact Name of Registrant as Specified in Charter)

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Address of Principal Executive Offices, Zip Code)

866-348-6466

(Registrant’s Telephone Number, including Area Code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Name and Address of Agent for Service)

Copies to:

Sean Graber, Esquire	Matthew M. Maher
Morgan, Lewis & Bockius LLP	c/o SEI Investments
1701 Market Street	One Freedom Valley Drive
Philadelphia, Pennsylvania 19103	Oaks, Pennsylvania 19456

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

CATHOLIC RESPONSIBLE INVESTMENTS FUNDS

PROSPECTUS

December 6, 2021

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND

Investor Shares: CMNVX

Institutional Shares: CMNSX

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND

Investor Shares: CMMVX

Institutional Shares: CMMSX

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND

Investor Shares: CMPVX

Institutional Shares: CMPSX

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND

Investor Shares: CMUVX

Institutional Shares: CMUSX

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

Institutional Shares: CRHSX

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

Institutional Shares: CRDSX

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

Investor Shares: CROVX

Institutional Shares: CROSX

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

Investor Shares: CRBVX

Institutional Shares: CRBSX

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

Institutional Shares: CRQSX

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

Investor Shares: CRTVX

Institutional Shares: CRTSX

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

Investor Shares: CRLVX

Institutional Shares: CRLSX

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

Institutional Shares: CRSSX

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

Institutional Shares: CRNSX

INVESTMENT ADVISER:

CHRISTIAN BROTHERS INVESTMENT SERVICES, INC.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus.
Any representation to the contrary is a criminal offense.

About This Prospectus

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about each Fund, please see:

i

ii

iii

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND

Investment Objective

The Catholic Responsible Investments Magnus 45/55 Fund (the “Fund”) seeks to achieve current income and long-term capital appreciation.

Fund Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy, hold, and sell Investor Shares and Institutional Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)	0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Shares		Institutional Shares
Management Fees		0.00%		0.00%
Other Expenses[1]		0.32%		0.17%
Shareholder Servicing Fee	0.15%		None
Other Operating Expenses	0.17%		0.17%
Acquired Fund Fees and Expenses (AFFE)[2]		0.39%		0.39%
Total Annual Fund Operating Expenses		0.71%		0.56%
Less Fee Reductions and/or Expense Reimbursements[3]		(0.17)%		(0.17)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.54%		0.39%

[1]	Other Operating Expenses are based on estimated amounts for the current fiscal year.
[2]	AFFE are indirect fees and expenses that the Fund incurs from investing in shares of other mutual funds, including money market funds and exchange-traded funds, and are estimated for the current fiscal year.
[3]	Christian Brothers Investment Services, Inc. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding Shareholder Servicing Fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, AFFE, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses, such as litigation expenses (collectively, “excluded expenses”)) from exceeding 0.00% of the average daily net assets of the Fund’s Investor Shares and Institutional Shares until October 31, 2023 (the “contractual expense limit”). This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Catholic Responsible Investments Funds (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on October 31, 2023.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Investor Shares	$55	$186
Institutional Shares	$40	$139

Portfolio Turnover

Because the Fund buys and sells shares of other Catholic Responsible Investments Funds mutual funds, the Fund is not expected to incur transaction costs directly. However, as a shareholder in the Underlying Funds, the Fund indirectly pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this prospectus, it does not have portfolio turnover information to report.

Principal Investment Strategies

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 45% of its assets and exposure to fixed-income securities in an amount equal to 55% of its assets. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	45.00%	Fixed-Income Securities (Bond Funds)	55.00%
Catholic Responsible Investments Equity Index Fund	22.25%	Catholic Responsible Investments Ultra Short Bond Fund	0.00%
Catholic Responsible Investments Multi-Style US Equity Fund	7.00%	Catholic Responsible Investments Short Duration Bond Fund	13.75%
Catholic Responsible Investments International Equity Fund	9.00%	Catholic Responsible Investments Opportunistic Bond Fund	13.75%
Catholic Responsible Investments Small-Cap Fund	4.50%	Catholic Responsible Investments Bond Fund	27.50%
Catholic Responsible Investments International Small-Cap Fund	2.25%

The Adviser regularly reviews the Fund and may make changes to the Fund’s asset class allocations that deviate from the neutral mix to emphasize investments that the Adviser believes will provide the most favorable outlook for achieving the Fund’s long-term objective. The Fund may also deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. To do this, the Adviser will rely on the experience of its investment personnel and its evaluation of the overall financial markets, including, but not limited to, information about the economy, interest rates, and the long-term absolute and relative returns of various asset classes. Consideration will also be given to the investment styles of the managers of the Underlying Funds and their historic patterns of performance relative to their asset class and to other Underlying Funds. Under normal circumstances, however, the Fund will not deviate more than 2.5% from its targeted allocation of Underlying Funds.

The following table shows the Fund’s target asset class allocations generally. Under normal circumstances, the Fund’s general target asset class allocations may vary up to 5% in either direction.

	Equity Securities (Stock Funds)	Fixed-Income Securities (Bond Funds)
Target Allocation	45.00%	55.00%
Permissible Range	40-50%	50-60%

Catholic Responsible Investing

The Fund, through its investments in the Underlying Funds, will invest its assets in a manner consistent with the components, details and definitions of Catholic Responsible Investing (“CRI”) as adopted from time to time by the De La Salle Brothers of the Christian Schools. CRI is an investment strategy designed specifically to help investors seek sound financial returns while remaining faithful to the teachings of the Roman Catholic Church. The components and details of CRI are intended to reflect both the charism (or founding spirit) and the current teachings of the Roman Catholic Church and, as such, the components and details are as adopted from time to time by the De La Salle Brothers of the Christian Schools, currently through the action of its civil entity, the Adviser.

CRI blends core Roman Catholic Church teaching with a disciplined, diversified investment process aimed at delivering competitive, risk-adjusted returns over time. Currently, the three components of CRI are Catholic investment screening, active ownership and diversified investment management. For more information about the Fund’s policy to invest consistent with CRI and these three components, please see the section of the Fund’s Prospectus entitled “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks, Fundamental Investment Policy of Catholic Responsible Investing.”

As part of the Fund’s Catholic Responsible Investing Process, the Adviser maintains a master list of global securities that are restricted from inclusion in an underlying Fund’s portfolio. While the Catholic Responsible Investing screening criteria are designed to exclude certain companies or investments from the potential investment universe because these companies operate businesses deemed inconsistent with Catholic values, the Adviser does not anticipate this reduction to have a material impact on an underlying Fund’s ability to achieve its investment objective, and consequently does not anticipate this reduction to have a material impact on the Fund’s ability to achieve its investment objective. With respect to the Underlying Funds that the Fund may invest in, the Adviser seeks to balance the impact of the Catholic Responsible Investing screening criteria by either overweighting select portfolio holdings or substituting additional holdings so that the Fund’s overall portfolio composition is adjusted to achieve its investment objective. As a result, Fund performance (and an underlying Fund’s performance) may be different than a fund with a similar investment strategy that does not invest in accordance with Catholic Responsible Investing screening criteria.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

Asset Allocation Risk — The Fund is subject to asset allocation risk, which is the risk that the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective. The value of an investment in the Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. The ability of the Fund to meet its investment objective is directly related to its asset allocation among the Underlying Funds and its direct investments and the ability of the Underlying Funds to meet their investment objectives and for the direct investments to perform positively. If the Adviser’s asset allocation strategy does not work as intended, the Fund may not achieve its objective.

Affiliated Fund Risk — In managing the Fund, the Adviser will have authority to select and substitute Underlying Funds. The Adviser may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to the Adviser by some Underlying Funds are higher than the fees paid by other underlying funds. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds. If an Underlying Fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that Underlying Fund.

Investment in Underlying Funds Risk — The value of an investment in the Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. The Fund, and thus its shareholders, bears its own direct expenses in addition to bearing a proportionate share of expenses of the Underlying Funds, which may make owning shares of the Fund more costly than owning shares of the Underlying Funds directly. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds and the types of investments made by those Underlying Funds. These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall asset allocation and Underlying Fund allocation. The Fund is exposed indirectly to the following risks because of its investments in Underlying Funds.

Fixed Income Market Risk — The prices of Underlying Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Underlying Funds’ fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets.

Market Risk — The prices of and the income generated by Underlying Funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Interest Rate Risk – The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, will generally fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Floating Rate Securities Risk — Although floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. In addition to the risks associated with the floating nature of interest payments, investors remain exposed to other underlying risks associated with the issuer of the floating rate security, such as credit risk.

Duration Risk — The longer-term securities in which an Underlying Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

Equity Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Underlying Fund invests perform. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Large-Capitalization Company Risk – The large capitalization companies in which an Underlying Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which an Underlying Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid- capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts and P-Notes, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Offerings of securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by an Underlying Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Underlying Fund to sell such investments at inopportune times, which could result in losses to the Underlying Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk – An Underlying Fund’s investments in emerging markets securities, including A Shares of Chinese companies purchased through Stock Connect, are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are more concentrated and less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. In certain emerging markets, governments have historically exercised substantial control over the economy through administrative regulation and/or state ownership. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Adjustable Rate Mortgages Risk — ARMs contain limitations, such as maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security, limitations on maximum interest rate adjustments, or limitations on changes in monthly payments. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. This increased burden on the mortgagor may increase the risk of delinquency or default on the mortgage loan and in turn, losses on the mortgage-backed securities into which that loan has been bundled.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Geographic Focus Risk – To the extent that it focuses at times its investments in a particular country or geographic region, an Underlying Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Indexing Strategy/Index Tracking Risk – Certain Underlying Funds are managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Underlying Index or of the actual securities comprising the Underlying Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Underlying Index will affect the performance, volatility, and risk of the Underlying Index and, consequently, the performance, volatility, and risk of the Fund. The Fund’s performance may not match the performance of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. As discussed below, the Fund’s performance may also be affected because of the impact of the Adviser’s Catholic Responsible Investment criteria on the portfolio holdings of the Fund. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions.

Asset-Backed Securities Risk – Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Underlying Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Underlying Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Derivatives Risk – Futures contracts, forward contracts, options and swaps are subject to market risk, leverage risk, correlation risk and liquidity risk. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on an Underlying Fund’s performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Forward contracts and swap agreements are also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described elsewhere in this section. Each of these risks could cause an Underlying Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of an initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Capital Gain Risk – As of the date of this Prospectus a substantial portion of the Fund’s net asset value is attributable to net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it makes capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax adviser about your investment in the Fund.

Catholic Values Investing Risk – The Fund considers the Adviser’s Catholic Responsible Investment criteria in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the Adviser’s Catholic Responsible Investment criteria. This means that the Fund may underperform other similar mutual funds that do not consider these criteria when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) with the principles contained in the Adviser’s Catholic Responsible Investment criteria.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Performance Information

The performance shown in the bar chart and performance table is the performance of another investment vehicle (the “Predecessor Fund”) prior to the commencement of the Fund’s operations. Class A Shares of the Predecessor Fund reorganized into Investor Shares, and Class B Shares of the Predecessor Fund reorganized into Institutional Shares of the Fund on December 6, 2021. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. The Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Investor Shares expenses, and with respect to the table Institutional Shares. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower. Certain financial statements of the Predecessor Fund are provided in Appendix C to the Fund’s Statement of Additional Information.

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year for the one year and since inception periods and by showing how the Predecessor Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s current performance for the most recent month end can be obtained by calling 866-348-6466. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable.

Annual Total Return for Years Ended December 31

Best Quarter	Worst Quarter
12.40%	(10.63)%
6/30/2020	3/31/2020

The performance information shown above is based on a calendar year. Year to date performance of Investor Shares (non-annualized and before taxes) as of September 30, 2021: 6.90%.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND	1 Year	Since Inception (July 2, 2018)
Fund Returns Before Taxes
Institutional Shares	14.09%	11.56%
Investor Shares	13.94%	11.40%
Custom Benchmark (reflects no deduction for fees, expenses or taxes)*	13.20%	10.82%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)†	20.89%	14.51%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)‡	7.51%	7.94%

*	The Custom Benchmark is a blended benchmark composed of 55% of the Bloomberg U.S. Aggregate Bond Index, 33.75% of the Russell 3000® Index, and 11.25% of the MSCI ACWI ex-US Index.
†	The Russell 3000® Index measures the performance of the largest 3,000 US companies representing approximately 98% of the investable US equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.
‡	The Bloomberg U.S. Aggregate Bond Index is a broad based index that measures the investment grade, U.S. dollar denominated, fixed rate, taxable bond market.

Investment Adviser and Portfolio Managers

Christian Brothers Investment Services, Inc.

John Geissinger, CFA, Chief Investment Officer, has managed the Fund since its inception in 2021.

Hoa Quach, CFA, Managing Director, has managed the Fund since its inception in 2021.

Constance Christian, CFA, Managing Director, has managed the Fund since its inception in 2021.

For important information about the purchase and sale of Fund shares, taxes and financial intermediary compensation, please turn to “Summary Information about the Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 121 of the prospectus.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND

Investment Objective

The Catholic Responsible Investments Magnus 60/40 Beta Plus Fund (the “Fund”) seeks to achieve current income and long-term capital appreciation.

Fund Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy, hold, and sell Investor Shares and Institutional Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)	0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Shares		Institutional Shares
Management Fees		0.00%		0.00%
Other Expenses[1]		0.21%		0.06%
Shareholder Servicing Fee	0.15%		None
Other Operating Expenses	0.06%		0.06%
Acquired Fund Fees and Expenses (AFFE)[2]		0.34%		0.34%
Total Annual Fund Operating Expenses		0.55%		0.40%
Less Fee Reductions and/or Expense Reimbursements[3]		(0.06)%		(0.06)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.49%		0.34%

[1]	Other Operating Expenses are based on estimated amounts for the current fiscal year.
[2]	AFFE are indirect fees and expenses that the Fund incurs from investing in shares of other mutual funds, including money market funds and exchange-traded funds, and are estimated for the current fiscal year.
[3]	Christian Brothers Investment Services, Inc. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding Shareholder Servicing Fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, AFFE, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses, such as litigation expenses (collectively, “excluded expenses”)) from exceeding 0.00% of the average daily net assets of the Fund’s Investor Shares and Institutional Shares until October 31, 2023 (the “contractual expense limit”). This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Catholic Responsible Investments Funds (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on October 31, 2023.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Investor Shares	$50	$163
Institutional Shares	$35	$115

Portfolio Turnover

Because the Fund buys and sells shares of other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”), the Fund is not expected to incur transaction costs directly. However, as a shareholder in the Underlying Funds, the Fund indirectly pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this prospectus, it does not have portfolio turnover information to report.

Principal Investment Strategies

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 60% of its assets and exposure to fixed-income securities in an amount equal to 40% of its assets, with a bias towards “passive” management in the equity portion of the portfolio. The portfolios of the Magnus 60/40 Beta Plus Fund and the Magnus 60/40 Alpha Plus Fund reflect the same allocation to stocks and fixed-income securities, but the Magnus 60/40 Beta Plus Fund is more heavily allocated to Underlying Funds that use a “passive” management strategy, and the Magnus 60/40 Alpha Plus Fund is more heavily allocated to Underlying Funds that use an “active” management strategy. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	60.00%	Fixed-Income Securities (Bond Funds)	40.00%
Catholic Responsible Investments Equity Index Fund	39.00%	Catholic Responsible Investments Ultra Short Bond Fund	0.00%
Catholic Responsible Investments Multi-Style US Equity Fund	0.00%	Catholic Responsible Investments Short Duration Bond Fund	10.00%
Catholic Responsible Investments International Equity Fund	12.00%	Catholic Responsible Investments Opportunistic Bond Fund	10.00%
Catholic Responsible Investments Small-Cap Fund	6.00%	Catholic Responsible Investments Bond Fund	20.00%
Catholic Responsible Investments International Small-Cap Fund	3.00%

The Adviser regularly reviews the Fund and may make changes to the Fund’s asset class allocations that deviate from the neutral mix to emphasize investments that the Adviser believes will provide the most favorable outlook for achieving the Fund’s long-term objective. The Fund may also deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. To do this, the Adviser will rely on the experience of its investment personnel and its evaluation of the overall financial markets, including, but not limited to, information about the economy, interest rates, and the long-term absolute and relative returns of various asset classes. Consideration will also be given to the investment styles of the managers of the Underlying Funds and their historic patterns of performance relative to their asset class and to other Underlying Funds. Under normal circumstances, however, the Fund will not deviate more than 2.5% from its targeted allocation of Underlying Funds.

The following table shows the Fund’s target asset class allocations generally. Under normal circumstances, the Fund’s general target asset class allocations may vary up to 5% in either direction.

	Equity Securities (Stock Funds)	Fixed-Income Securities (Bond Funds)
Target Allocation	60.00%	40.00%
Permissible Range	55-65%	35-45%

Catholic Responsible Investing

The Fund, through its investments in the Underlying Funds, will invest its assets in a manner consistent with the components, details and definitions of Catholic Responsible Investing (“CRI”) as adopted from time to time by the De La Salle Brothers of the Christian Schools. CRI is an investment strategy designed specifically to help investors seek sound financial returns while remaining faithful to the teachings of the Roman Catholic Church. The components and details of CRI are intended to reflect both the charism (or founding spirit) and the current teachings of the Roman Catholic Church and, as such, the components and details are as adopted from time to time by the De La Salle Brothers of the Christian Schools, currently through the action of its civil entity, the Adviser.

CRI blends core Roman Catholic Church teaching with a disciplined, diversified investment process aimed at delivering competitive, risk-adjusted returns over time. Currently, the three components of CRI are Catholic investment screening, active ownership and diversified investment management. For more information about the Fund’s policy to invest consistent with CRI and these three components, please see the section of the Fund’s Prospectus entitled “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks, Fundamental Investment Policy of Catholic Responsible Investing.”

As part of the Fund’s Catholic Responsible Investing Process, the Adviser maintains a master list of global securities that are restricted from inclusion in an underlying Fund’s portfolio. While the Catholic Responsible Investing screening criteria are designed to exclude certain companies or investments from the potential investment universe because these companies operate businesses deemed inconsistent with Catholic values, the Adviser does not anticipate this reduction to have a material impact on an Underlying Fund’s ability to achieve its investment objective, and consequently does not anticipate this reduction to have a material impact on the Fund’s ability to achieve its investment objective. With respect to the Underlying Funds that the Fund may invest in, the Adviser seeks to balance the impact of the Catholic Responsible Investing screening criteria by either overweighting select portfolio holdings or substituting additional holdings so that the Fund’s overall portfolio composition is adjusted to achieve its investment objective. As a result, Fund performance (and an underlying Fund’s performance) may be different than a fund with a similar investment strategy that does not invest in accordance with Catholic Responsible Investing screening criteria.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

Asset Allocation Risk — The Fund is subject to asset allocation risk, which is the risk that the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective. The value of an investment in the Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. The ability of the Fund to meet its investment objective is directly related to its asset allocation among the Underlying Funds and its direct investments and the ability of the Underlying Funds to meet their investment objectives and for the direct investments to perform positively. If the Adviser’s asset allocation strategy does not work as intended, the Fund may not achieve its objective.

Affiliated Fund Risk — In managing the Fund, the Adviser will have authority to select and substitute Underlying Funds. The Adviser may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to the Adviser by some Underlying Funds are higher than the fees paid by other underlying funds. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds. If an Underlying Fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that Underlying Fund.

Investment in Underlying Funds Risk — The value of an investment in the Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. The Fund, and thus its shareholders, bears its own direct expenses in addition to bearing a proportionate share of expenses of the Underlying Funds, which may make owning shares of the Fund more costly than owning shares of the Underlying Funds directly. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds and the types of investments made by those Underlying Funds. These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall asset allocation and Underlying Fund allocation. The Fund is exposed indirectly to the following risks because of its investments in Underlying Funds.

Market Risk — The prices of and the income generated by Underlying Funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways.

Equity Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Underlying Fund invests perform. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Large-Capitalization Company Risk – The large capitalization companies in which an Underlying Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which an Underlying Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid- capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts and P-Notes, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Offerings of securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by an Underlying Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Underlying Fund to sell such investments at inopportune times, which could result in losses to the Underlying Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk – An Underlying Fund’s investments in emerging markets securities, including A Shares of Chinese companies purchased through Stock Connect, are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are more concentrated and less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. In certain emerging markets, governments have historically exercised substantial control over the economy through administrative regulation and/or state ownership. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fixed Income Market Risk — The prices of Underlying Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Underlying Funds’ fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Interest Rate Risk – The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, will generally fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Floating Rate Securities Risk — Although floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. In addition to the risks associated with the floating nature of interest payments, investors remain exposed to other underlying risks associated with the issuer of the floating rate security, such as credit risk.

Duration Risk — The longer-term securities in which an Underlying Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

Adjustable Rate Mortgages Risk — ARMs contain limitations, such as maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security, limitations on maximum interest rate adjustments, or limitations on changes in monthly payments. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. This increased burden on the mortgagor may increase the risk of delinquency or default on the mortgage loan and in turn, losses on the mortgage-backed securities into which that loan has been bundled.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Geographic Focus Risk – To the extent that it focuses at times its investments in a particular country or geographic region, an Underlying Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Indexing Strategy/Index Tracking Risk – Certain Underlying Funds are managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Underlying Index or of the actual securities comprising the Underlying Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Underlying Index will affect the performance, volatility, and risk of the Underlying Index and, consequently, the performance, volatility, and risk of the Fund. The Fund’s performance may not match the performance of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. As discussed below, the Fund’s performance may also be affected because of the impact of the Adviser’s Catholic Responsible Investment criteria on the portfolio holdings of the Fund. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions.

Asset-Backed Securities Risk – Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Underlying Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Underlying Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Derivatives Risk – Futures contracts, forward contracts, options and swaps are subject to market risk, leverage risk, correlation risk and liquidity risk. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on an Underlying Fund’s performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Forward contracts and swap agreements are also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described elsewhere in this section. Each of these risks could cause an Underlying Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of an initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Capital Gain Risk – As of the date of this Prospectus a substantial portion of the Fund’s net asset value is attributable to net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it makes capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax adviser about your investment in the Fund.

Catholic Values Investing Risk – The Fund considers the Adviser’s Catholic Responsible Investment criteria in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the Adviser’s Catholic Responsible Investment criteria. This means that the Fund may underperform other similar mutual funds that do not consider these criteria when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) with the principles contained in the Adviser’s Catholic Responsible Investment criteria.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Performance Information

The performance shown in the bar chart and performance table is the performance of another investment vehicle (the “Predecessor Fund”) prior to the commencement of the Fund’s operations. Class A Shares of the Predecessor Fund reorganized into Investor Shares, and Class B Shares of the Predecessor Fund reorganized into Institutional Shares of the Fund on December 6, 2021. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. The Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Investor Shares expenses, and with respect to the table Institutional Shares. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower. Certain financial statements of the Predecessor Fund are provided in Appendix C to the Fund’s Statement of Additional Information.

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year for the one year and since inception periods and by showing how the Predecessor Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s current performance for the most recent month end can be obtained by calling 866-348-6466. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable.

Annual Total Return for Years Ended December 31

Best Quarter	Worst Quarter
14.66%	(13.65)%
6/30/2020	3/31/2020

The performance information shown above is based on a calendar year. Year to date performance of Investor Shares (non-annualized and before taxes) as of September 30, 2021: 8.88%.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND	1 Year	Since Inception (July 2, 2018)
Fund Returns Before Taxes
Institutional Shares	15.46%	10.65%
Investor Shares	15.31%	10.50%
Custom Benchmark (reflects no deduction for fees, expenses or taxes)*	14.83%	11.37%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)†	20.89%	15.15%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)‡	7.51%	7.37%

*	The Custom Benchmark is a blended benchmark composed of 40% of the Bloomberg U.S. Aggregate Bond Index, 45% of the Russell 3000® Index, and 15% of the MSCI ACWI ex-US Index.
†	The Russell 3000® Index measures the performance of the largest 3,000 US companies representing approximately 98% of the investable US equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.
‡	The Bloomberg U.S. Aggregate Bond Index is a broad based index that measures the investment grade, U.S. dollar denominated, fixed rate, taxable bond market.

Investment Adviser and Portfolio Managers

Christian Brothers Investment Services, Inc.

John Geissinger, CFA, Chief Investment Officer, has managed the Fund since its inception in 2021.

Hoa Quach, CFA, Managing Director, has managed the Fund since its inception in 2021.

Constance Christian, CFA, Managing Director, has managed the Fund since its inception in 2021.

For important information about the purchase and sale of Fund shares, taxes and financial intermediary compensation, please turn to “Summary Information about the Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 121 of the prospectus.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND

Investment Objective

The Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund (the “Fund”) seeks to achieve current income and long-term capital appreciation.

Fund Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy, hold, and sell Investor Shares and Institutional Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)	0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Shares		Institutional Shares
Management Fees		0.00%		0.00%
Other Expenses[1]		0.19%		0.04%
Shareholder Servicing Fee	0.15%		None
Other Operating Expenses	0.04%		0.04%
Acquired Fund Fees and Expenses (AFFE)[2]		0.48%		0.48%
Total Annual Fund Operating Expenses		0.67%		0.52%
Less Fee Reductions and/or Expense Reimbursements[3]		(0.04)%		(0.04)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.63%		0.48%

[1]	Other Operating Expenses are based on estimated amounts for the current fiscal year.
[2]	AFFE are indirect fees and expenses that the Fund incurs from investing in shares of other mutual funds, including money market funds and exchange-traded funds, and are estimated for the current fiscal year.
[3]

Christian Brothers Investment Services, Inc. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding Shareholder Servicing Fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, AFFE, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses, such as litigation expenses (collectively, “excluded expenses”)) from exceeding 0.00% of the average daily net assets of the Fund’s Investor Shares and Institutional Shares until October 31, 2023 (the “contractual expense limit”). This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Catholic Responsible Investments Funds (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on October 31, 2023.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Investor Shares	$64	$206
Institutional Shares	$49	$158

Portfolio Turnover

Because the Fund buys and sells shares of other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”), the Fund is not expected to incur transaction costs directly. However, as a shareholder in the Underlying Funds, the Fund indirectly pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this prospectus, it does not have portfolio turnover information to report.

Principal Investment Strategies

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 60% of its assets and exposure to fixed-income securities in an amount equal to 40% of its assets, with a bias towards “active” management in the equity portion of the portfolio. The portfolios of the Magnus 60/40 Beta Plus Fund and the Magnus 60/40 Alpha Plus Fund reflect the same allocation to stocks and fixed-income securities, but the Magnus 60/40 Beta Plus Fund is more heavily allocated to Underlying Funds that use a “passive” management strategy, and the Magnus 60/40 Alpha Plus Fund is more heavily allocated to Underlying Funds that use an “active” management strategy. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	60.00%	Fixed-Income Securities (Bond Funds)	40.00%
Catholic Responsible Investments Equity Index Fund	15.00%	Catholic Responsible Investments Ultra Short Bond Fund	0.00%
Catholic Responsible Investments Multi-Style US Equity Fund	24.00%	Catholic Responsible Investments Short Duration Bond Fund	10.00%
Catholic Responsible Investments International Equity Fund	12.00%	Catholic Responsible Investments Opportunistic Bond Fund	10.00%
Catholic Responsible Investments Small-Cap Fund	6.00%	Catholic Responsible Investments Bond Fund	20.00%
Catholic Responsible Investments International Small-Cap Fund	3.00%

The Adviser regularly reviews the Fund and may make changes to the Fund’s asset class allocations that deviate from the neutral mix to emphasize investments that the Adviser believes will provide the most favorable outlook for achieving the Fund’s long-term objective. The Fund may also deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. To do this, the Adviser will rely on the experience of its investment personnel and its evaluation of the overall financial markets, including, but not limited to, information about the economy, interest rates, and the long-term absolute and relative returns of various asset classes. Consideration will also be given to the investment styles of the managers of the Underlying Funds and their historic patterns of performance relative to their asset class and to other Underlying Funds. Under normal circumstances, however, the Fund will not deviate more than 2.5% from its targeted allocation of Underlying Funds.

The following table shows the Fund’s target asset class allocations generally. Under normal circumstances, the Fund’s general target asset class allocations may vary up to 5% in either direction.

	Equity Securities (Stock Funds)	Fixed-Income Securities (Bond Funds)
Target Allocation	60.00%	40.00%
Permissible Range	55-65%	35-45%

Catholic Responsible Investing

The Fund, through its investments in the Underlying Funds, will invest its assets in a manner consistent with the components, details and definitions of Catholic Responsible Investing (“CRI”) as adopted from time to time by the De La Salle Brothers of the Christian Schools. CRI is an investment strategy designed specifically to help investors seek sound financial returns while remaining faithful to the teachings of the Roman Catholic Church. The components and details of CRI are intended to reflect both the charism (or founding spirit) and the current teachings of the Roman Catholic Church and, as such, the components and details are as adopted from time to time by the De La Salle Brothers of the Christian Schools, currently through the action of its civil entity, the Adviser.

CRI blends core Roman Catholic Church teaching with a disciplined, diversified investment process aimed at delivering competitive, risk-adjusted returns over time. Currently, the three components of CRI are Catholic investment screening, active ownership and diversified investment management. For more information about the Fund’s policy to invest consistent with CRI and these three components, please see the section of the Fund’s Prospectus entitled “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks, Fundamental Investment Policy of Catholic Responsible Investing.”

As part of the Fund’s Catholic Responsible Investing Process, the Adviser maintains a master list of global securities that are restricted from inclusion in an underlying Fund’s portfolio. While the Catholic Responsible Investing screening criteria are designed to exclude certain companies or investments from the potential investment universe because these companies operate businesses deemed inconsistent with Catholic values, the Adviser does not anticipate this reduction to have a material impact on an underlying Fund’s ability to achieve its investment objective, and consequently does not anticipate this reduction to have a material impact on the Fund’s ability to achieve its investment objective. With respect to the Underlying Funds that the Fund may invest in, the Adviser seeks to balance the impact of the Catholic Responsible Investing screening criteria by either overweighting select portfolio holdings or substituting additional holdings so that the Fund’s overall portfolio composition is adjusted to achieve its investment objective. As a result, Fund performance (and an underlying Fund’s performance) may be different than a fund with a similar investment strategy that does not invest in accordance with Catholic Responsible Investing screening criteria.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

Asset Allocation Risk — The Fund is subject to asset allocation risk, which is the risk that the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective. The value of an investment in the Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. The ability of the Fund to meet its investment objective is directly related to its asset allocation among the Underlying Funds and its direct investments and the ability of the Underlying Funds to meet their investment objectives and for the direct investments to perform positively. If the Adviser’s asset allocation strategy does not work as intended, the Fund may not achieve its objective.

Affiliated Fund Risk — In managing the Fund, the Adviser will have authority to select and substitute Underlying Funds. The Adviser may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to the Adviser by some Underlying Funds are higher than the fees paid by other underlying funds. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds. If an Underlying Fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that Underlying Fund.

Investment in Underlying Funds Risk — The value of an investment in the Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. The Fund, and thus its shareholders, bears its own direct expenses in addition to bearing a proportionate share of expenses of the Underlying Funds, which may make owning shares of the Fund more costly than owning shares of the Underlying Funds directly. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds and the types of investments made by those Underlying Funds. These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall asset allocation and Underlying Fund allocation. The Fund is exposed indirectly to the following risks because of its investments in Underlying Funds.

Market Risk — The prices of and the income generated by Underlying Funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways.

Equity Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Underlying Fund invests perform. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Large-Capitalization Company Risk – The large capitalization companies in which an Underlying Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which an Underlying Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid- capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts and P-Notes, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Offerings of securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by an Underlying Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Underlying Fund to sell such investments at inopportune times, which could result in losses to the Underlying Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk – An Underlying Fund’s investments in emerging markets securities, including A Shares of Chinese companies purchased through Stock Connect, are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are more concentrated and less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. In certain emerging markets, governments have historically exercised substantial control over the economy through administrative regulation and/or state ownership. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Fixed Income Market Risk — The prices of Underlying Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Underlying Funds’ fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets.

Interest Rate Risk – The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, will generally fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Floating Rate Securities Risk — Although floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. In addition to the risks associated with the floating nature of interest payments, investors remain exposed to other underlying risks associated with the issuer of the floating rate security, such as credit risk.

Duration Risk — The longer-term securities in which an Underlying Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

Adjustable Rate Mortgages Risk — ARMs contain limitations, such as maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security, limitations on maximum interest rate adjustments, or limitations on changes in monthly payments. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. This increased burden on the mortgagor may increase the risk of delinquency or default on the mortgage loan and in turn, losses on the mortgage-backed securities into which that loan has been bundled.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Geographic Focus Risk – To the extent that it focuses at times its investments in a particular country or geographic region, an Underlying Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Indexing Strategy/Index Tracking Risk – Certain Underlying Funds are managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Underlying Index or of the actual securities comprising the Underlying Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Underlying Index will affect the performance, volatility, and risk of the Underlying Index and, consequently, the performance, volatility, and risk of the Fund. The Fund’s performance may not match the performance of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. As discussed below, the Fund’s performance may also be affected because of the impact of the Adviser’s Catholic Responsible Investment criteria on the portfolio holdings of the Fund. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions.

Asset-Backed Securities Risk – Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Underlying Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Underlying Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Derivatives Risk – Futures contracts, forward contracts, options and swaps are subject to market risk, leverage risk, correlation risk and liquidity risk. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on an Underlying Fund’s performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Forward contracts and swap agreements are also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described elsewhere in this section. Each of these risks could cause an Underlying Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of an initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Capital Gain Risk – As of the date of this Prospectus a substantial portion of the Fund’s net asset value is attributable to net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it makes capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax adviser about your investment in the Fund.

Catholic Values Investing Risk – The Fund considers the Adviser’s Catholic Responsible Investment criteria in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the Adviser’s Catholic Responsible Investment criteria. This means that the Fund may underperform other similar mutual funds that do not consider these criteria when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) with the principles contained in the Adviser’s Catholic Responsible Investment criteria.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Performance Information

The performance shown in the bar chart and performance table is the performance of another investment vehicle (the “Predecessor Fund”) prior to the commencement of the Fund’s operations. Class A Shares of the Predecessor Fund reorganized into Investor Shares, and Class B Shares of the Predecessor Fund reorganized into Institutional Shares of the Fund on December 6, 2021. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. The Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Institutional Shares expenses, and with respect to the table Investor Shares. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower. Certain financial statements of the Predecessor Fund are provided in Appendix C to the Fund’s Statement of Additional Information.

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year for the one year and since inception periods and by showing how the Predecessor Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s current performance for the most recent month end can be obtained by calling 866-348-6466. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable.

Annual Total Return for Years Ended December 31

Best Quarter	Worst Quarter
15.02%	(14.23)%
6/30/2020	3/31/2020

The performance information shown above is based on a calendar year. Year to date performance of Institutional Shares (non-annualized and before taxes) as of September 30, 2021: 9.66%.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND	1 Year	Since Inception (July 2, 2018)
Fund Returns Before Taxes
Institutional Shares	15.59%	10.48%
Investor Shares	15.45%	10.31%
Custom Benchmark (reflects no deduction for fees, expenses or taxes)*	14.83%	10.82%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)†	20.89%	16.11%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)‡	7.51%	7.12%

*	The Custom Benchmark is a blended benchmark composed of 40% of the Bloomberg U.S. Aggregate Bond Index, 45% of the Russell 3000® Index, and 15% of the MSCI ACWI ex-US Index.
†	The Russell 3000® Index measures the performance of the largest 3,000 US companies representing approximately 98% of the investable US equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.
‡	The Bloomberg U.S. Aggregate Bond Index is a broad based index that measures the investment grade, U.S. dollar denominated, fixed rate, taxable bond market.

Investment Adviser and Portfolio Managers

Christian Brothers Investment Services, Inc.

John Geissinger, CFA, Chief Investment Officer, has managed the Fund since its inception in 2021.

Hoa Quach, CFA, Managing Director, has managed the Fund since its inception in 2021.

Constance Christian, CFA, Managing Director, has managed the Fund since its inception in 2021.

For important information about the purchase and sale of Fund shares, taxes and financial intermediary compensation, please turn to “Summary Information about the Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 121 of the prospectus.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND

Investment Objective

The Catholic Responsible Investments Magnus 75/25 Fund (the “Fund”) seeks to achieve current income and long-term capital appreciation.

Fund Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy, hold, and sell Investor Shares and Institutional Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)	0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Shares		Institutional Shares
Management Fees		0.00%		0.00%
Other Expenses[1]		0.22%		0.07%
Shareholder Servicing Fee	0.15%		None
Other Operating Expenses	0.07%		0.07%
Acquired Fund Fees and Expenses (AFFE)[2]		0.42%		0.42%
Total Annual Fund Operating Expenses		0.64%		0.49%
Less Fee Reductions and/or Expense Reimbursements[3]		(0.07)%		(0.07)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.57%		0.42%

[1]	Other Operating Expenses are based on estimated amounts for the current fiscal year.
[2]	AFFE are indirect fees and expenses that the Fund incurs from investing in shares of other mutual funds, including money market funds and exchange-traded funds, and are estimated for the current fiscal year.
[3]	Christian Brothers Investment Services, Inc. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding Shareholder Servicing Fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, AFFE, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses, such as litigation expenses (collectively, “excluded expenses”)) from exceeding 0.00% of the average daily net assets of the Fund’s Investor Shares and Institutional Shares until October 31, 2023 (the “contractual expense limit”). This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Catholic Responsible Investments Funds (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on October 31, 2023.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Investor Shares	$58	$188
Institutional Shares	$43	$140

Portfolio Turnover

Because the Fund buys and sells shares of other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”), the Fund is not expected to incur transaction costs directly. However, as a shareholder in the Underlying Funds, the Fund indirectly pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this prospectus, it does not have portfolio turnover information to report.

Principal Investment Strategies

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 75% of its assets and exposure to fixed-income securities in an amount equal to 25% of its assets. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	75.00%	Fixed-Income Securities (Bond Funds)	25.00%
Catholic Responsible Investments Equity Index Fund	33.75%	Catholic Responsible Investments Ultra Short Bond Fund	0.00%
Catholic Responsible Investments Multi-Style US Equity Fund	15.00%	Catholic Responsible Investments Short Duration Bond Fund	6.25%
Catholic Responsible Investments International Equity Fund	15.00%	Catholic Responsible Investments Opportunistic Bond Fund	6.25%
Catholic Responsible Investments Small-Cap Fund	7.50%	Catholic Responsible Investments Bond Fund	12.50%
Catholic Responsible Investments International Small-Cap Fund	3.75%

The Adviser regularly reviews the Fund and may make changes to the Fund’s asset class allocations that deviate from the neutral mix to emphasize investments that the Adviser believes will provide the most favorable outlook for achieving the Fund’s long-term objective. The Fund may also deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. To do this, the Adviser will rely on the experience of its investment personnel and its evaluation of the overall financial markets, including, but not limited to, information about the economy, interest rates, and the long-term absolute and relative returns of various asset classes. Consideration will also be given to the investment styles of the managers of the Underlying Funds and their historic patterns of performance relative to their asset class and to other Underlying Funds. Under normal circumstances, however, the Fund will not deviate more than 2.5% from its targeted allocation of Underlying Funds.

The following table shows the Fund’s target asset class allocations generally. Under normal circumstances, the Fund’s general target asset class allocations may vary up to 5% in either direction.

	Equity Securities (Stock Funds)	Fixed-Income Securities (Bond Funds)
Target Allocation	75.00%	25.00%
Permissible Range	70-80%	20-30%

Catholic Responsible Investing

The Fund, through its investments in the Underlying Funds, will invest its assets in a manner consistent with the components, details and definitions of Catholic Responsible Investing (“CRI”) as adopted from time to time by the De La Salle Brothers of the Christian Schools. CRI is an investment strategy designed specifically to help investors seek sound financial returns while remaining faithful to the teachings of the Roman Catholic Church. The components and details of CRI are intended to reflect both the charism (or founding spirit) and the current teachings of the Roman Catholic Church and, as such, the components and details are as adopted from time to time by the De La Salle Brothers of the Christian Schools, currently through the action of its civil entity, the Adviser.

CRI blends core Roman Catholic Church teaching with a disciplined, diversified investment process aimed at delivering competitive, risk-adjusted returns over time. Currently, the three components of CRI are Catholic investment screening, active ownership and diversified investment management. For more information about the Fund’s policy to invest consistent with CRI and these three components, please see the section of the Fund’s Prospectus entitled “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks, Fundamental Investment Policy of Catholic Responsible Investing.”

As part of the Fund’s Catholic Responsible Investing Process, the Adviser maintains a master list of global securities that are restricted from inclusion in an underlying Fund’s portfolio. While the Catholic Responsible Investing screening criteria are designed to exclude certain companies or investments from the potential investment universe because these companies operate businesses deemed inconsistent with Catholic values, the Adviser does not anticipate this reduction to have a material impact on an underlying Fund’s ability to achieve its investment objective, and consequently does not anticipate this reduction to have a material impact on the Fund’s ability to achieve its investment objective. With respect to the Underlying Funds that the Fund may invest in, the Adviser seeks to balance the impact of the Catholic Responsible Investing screening criteria by either overweighting select portfolio holdings or substituting additional holdings so that the Fund’s overall portfolio composition is adjusted to achieve its investment objective. As a result, Fund performance (and an underlying Fund’s performance) may be different than a fund with a similar investment strategy that does not invest in accordance with Catholic Responsible Investing screening criteria.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

Asset Allocation Risk — The Fund is subject to asset allocation risk, which is the risk that the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective. The value of an investment in the Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. The ability of the Fund to meet its investment objective is directly related to its asset allocation among the Underlying Funds and its direct investments and the ability of the Underlying Funds to meet their investment objectives and for the direct investments to perform positively. If the Adviser’s asset allocation strategy does not work as intended, the Fund may not achieve its objective.

Affiliated Fund Risk — In managing the Fund, the Adviser will have authority to select and substitute Underlying Funds. The Adviser may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to the Adviser by some Underlying Funds are higher than the fees paid by other underlying funds. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds. If an Underlying Fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that Underlying Fund.

Investment in Underlying Funds Risk — The value of an investment in the Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. The Fund, and thus its shareholders, bears its own direct expenses in addition to bearing a proportionate share of expenses of the Underlying Funds, which may make owning shares of the Fund more costly than owning shares of the Underlying Funds directly. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds and the types of investments made by those Underlying Funds. These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall asset allocation and Underlying Fund allocation. The Fund is exposed indirectly to the following risks because of its investments in Underlying Funds.

Market Risk — The prices of and the income generated by Underlying Funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways.

Equity Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Underlying Fund invests perform. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Large-Capitalization Company Risk – The large capitalization companies in which an Underlying Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which an Underlying Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid- capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts and P-Notes, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Offerings of securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by an Underlying Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Underlying Fund to sell such investments at inopportune times, which could result in losses to the Underlying Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk – An Underlying Fund’s investments in emerging markets securities, including A Shares of Chinese companies purchased through Stock Connect, are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are more concentrated and less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. In certain emerging markets, governments have historically exercised substantial control over the economy through administrative regulation and/or state ownership. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fixed Income Market Risk — The prices of Underlying Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Underlying Funds’ fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Interest Rate Risk – The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Duration Risk — The longer-term securities in which an Underlying Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

Geographic Focus Risk – To the extent that it focuses at times its investments in a particular country or geographic region, an Underlying Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Indexing Strategy/Index Tracking Risk – Certain Underlying Funds are managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Underlying Index or of the actual securities comprising the Underlying Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Underlying Index will affect the performance, volatility, and risk of the Underlying Index and, consequently, the performance, volatility, and risk of the Fund. The Fund’s performance may not match the performance of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. As discussed below, the Fund’s performance may also be affected because of the impact of the Adviser’s Catholic Responsible Investment criteria on the portfolio holdings of the Fund. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions.

Asset-Backed Securities Risk – Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Underlying Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Underlying Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Derivatives Risk – Futures contracts, forward contracts, options and swaps are subject to market risk, leverage risk, correlation risk and liquidity risk. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on an Underlying Fund’s performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Forward contracts and swap agreements are also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described elsewhere in this section. Each of these risks could cause an Underlying Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of an initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Capital Gain Risk – As of the date of this Prospectus a substantial portion of the Fund’s net asset value is attributable to net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it makes capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax adviser about your investment in the Fund.

Catholic Values Investing Risk – The Fund considers the Adviser’s Catholic Responsible Investment criteria in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the Adviser’s Catholic Responsible Investment criteria. This means that the Fund may underperform other similar mutual funds that do not consider these criteria when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) with the principles contained in the Adviser’s Catholic Responsible Investment criteria.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Performance Information

The performance shown in the bar chart and performance table is the performance of another investment vehicle (the “Predecessor Fund”) prior to the commencement of the Fund’s operations. Class A Shares of the Predecessor Fund reorganized into Investor Shares, and Class B Shares of the Predecessor Fund reorganized into Institutional Shares of the Fund on December 6, 2021. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. The Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Investor Shares expenses, and with respect to the table Institutional Shares. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower. Certain financial statements of the Predecessor Fund are provided in Appendix C to the Fund’s Statement of Additional Information.

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year for the one year and since inception periods and by showing how the Predecessor Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s current performance for the most recent month end can be obtained by calling 866-348-6466. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable.

Annual Total Return for Years Ended December 31

Best Quarter	Worst Quarter
17.62%	(16.78)%
6/30/2020	3/31/2020

The performance information shown above is based on a calendar year. Year to date performance of Investor Shares (non-annualized and before taxes) as of September 30, 2021: 11.52%.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND	1 Year	Since Inception (July 2, 2018)
Fund Returns Before Taxes
Institutional Shares	17.94%	16.57%
Investor Shares	17.71%	16.38%
Custom Benchmark (reflects no deduction for fees, expenses or taxes)*	16.30%	15.91%
Russell 3000® (reflects no deduction for fees, expenses or taxes)†	20.89%	19.25%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)‡	7.51%	8.65%

*	The Custom Benchmark is a blended benchmark composed of 25% of the Bloomberg U.S. Aggregate Bond Index, 56.25% of the Russell 3000® Index, and 18.75% of the MSCI ACWI ex-US Index.
†	The Russell 3000® Index measures the performance of the largest 3,000 US companies representing approximately 98% of the investable US equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.
‡	The Bloomberg U.S. Aggregate Bond Index is a broad based index that measures the investment grade, U.S. dollar denominated, fixed rate, taxable bond market.

Investment Adviser and Portfolio Managers

Christian Brothers Investment Services, Inc.

John Geissinger, CFA, Chief Investment Officer, has managed the Fund since its inception in 2021.

Hoa Quach, CFA, Managing Director, has managed the Fund since its inception in 2021.

Constance Christian, CFA, Managing Director, has managed the Fund since its inception in 2021.

For important information about the purchase and sale of Fund shares, taxes and financial intermediary compensation, please turn to “Summary Information about the Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 121 of the prospectus.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

Investment Objective

The Catholic Responsible Investments Ultra Short Bond Fund (“Fund”) seeks to provide current income consistent with the preservation of capital.

Fund Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy, hold, and sell Institutional Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)	0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.25%
Other Expenses[1]	0.21%
Total Annual Fund Operating Expenses	0.46%
Less Fee Reductions and/or Expense Reimbursements[2]	(0.11)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.35%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Christian Brothers Investment Services, Inc. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding shareholder servicing fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses, such as litigation expenses (collectively, “excluded expenses”)) from exceeding 0.35% of the Fund’s average daily net assets until October 31, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Catholic Responsible Investments Funds (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on October 31, 2023.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Shares	$36	$119

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Predecessor Fund’s (as defined in “Performance Information” below) portfolio turnover rate was 1,475% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Ultra Short Bond Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade U.S. dollar-denominated debt instruments, including: (i) commercial paper and other corporate obligations; (ii) certificates of deposit, time deposits, bankers’ acceptances, bank notes, and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks) and foreign banks that meet certain asset requirements; (iii) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; (iv) mortgage-backed securities; (v) asset-backed securities; (vi) fully-collateralized repurchase agreements involving any of the foregoing obligations; (vii) U.S. dollar-denominated instruments of foreign issuers; and (viii) floating rate securities. In addition, the Fund may enter into dollar roll transactions with selected banks and broker-dealers and invest in to-be-announced mortgage-backed securities, repurchase agreements, and in municipal securities.

The Fund relies upon an investment Sub-Adviser to manage the Fund’s portfolio under the general supervision of the Adviser. The Fund’s Sub-Adviser seeks attractively-valued securities that offer competitive yields and that are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads among various sectors, and the duration of the Fund’s entire portfolio. While the Fund may invest in securities with a maturity of up to 24 months, or a two-year average life for amortizing securities, the Sub-Adviser will strive to maintain an average portfolio duration for the Fund of 90 days or less. Duration measures the price sensitivity of a fixed income security to changes in interest rates. For example, a five-year duration means that the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. The Fund may not purchase private placement securities except for securities eligible for re-sale under Rule 144A of the 1933 Act. The Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Adviser to be of comparable quality to allowable securities. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

Wellington Management Company LLP (“Wellington Management”)

Wellington Management seeks to advance the Fund’s investment objective by investing in securities considered to be attractive in terms of both yield and total return and that are issued by issuers that are on a sound financial footing. Wellington Management normally invests in “investment grade” securities and will also consider factors such as the anticipated level of interest rates, relative valuations and yield spreads among various sectors, and the duration of the entire portfolio when making investment decisions.

Fixed income securities in which Wellington Management may invest include, but are not limited to, (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible and convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed and mortgage-related securities, including collateralized mortgage obligations; (4) securities and loans issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers; (5) commercial mortgage-backed securities; (6) zero coupon securities; and (7) fixed-income related derivatives.

Catholic Responsible Investing

The Fund will invest its assets in a manner consistent with the components, details and definitions of Catholic Responsible Investing (“CRI”) as adopted from time to time by the De La Salle Brothers of the Christian Schools. CRI is an investment strategy designed specifically to help investors seek sound financial returns while remaining faithful to the teachings of the Roman Catholic Church. The components and details of CRI are intended to reflect both the charism (or founding spirit) and the current teachings of the Roman Catholic Church and, as such, the components and details are as adopted from time to time by the De La Salle Brothers of the Christian Schools, currently through the action of its civil entity, the Adviser.

CRI blends core Roman Catholic Church teaching with a disciplined, diversified investment process aimed at delivering competitive, risk-adjusted returns over time. Currently, the three components of CRI are Catholic investment screening, active ownership and diversified investment management. For more information about the Fund’s policy to invest consistent with CRI and these three components, please see the section of the Fund’s Prospectus entitled “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks, Fundamental Investment Policy of Catholic Responsible Investing.”

As part of the Fund’s Catholic Responsible Investing Process, the Adviser maintains a master list of global securities that are restricted from inclusion in the Fund’s portfolio. While the Catholic Responsible Investing screening criteria are designed to exclude certain companies or investments from the potential investment universe because these companies operate businesses deemed inconsistent with Catholic values, the Adviser does not anticipate this reduction to have a material impact on the Fund’s ability to achieve its investment objective. The Adviser seeks to balance the impact of the Catholic Responsible Investing screening criteria by either overweighting select portfolio holdings or substituting additional holdings so that the Fund’s overall portfolio composition is adjusted to achieve its investment objective. As a result, Fund performance may be different than a fund with a similar investment strategy that does not invest in accordance with Catholic Responsible Investing screening criteria.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

U.S. Government Securities Risk – Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Repurchase Agreement Risk – In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, the Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

Corporate Fixed Income Securities Risk – The prices of the Fund’s corporate fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness and business prospects of individual issuers. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Interest Rate Risk – The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Mortgage-Backed Securities Risk – Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Floating Rate Securities Risk — The Fund may invest in obligations with interest rates that are reset periodically. Although floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Floating rate securities are issued by a wide variety of issuers and may be issued for a wide variety of purposes, including as a method of reconstructing cash flows. Issuers of floating rate securities may include, but are not limited to, financial companies, merchandising entities, bank holding companies, and other entities. In addition to the risks associated with the floating nature of interest payments, investors remain exposed to other underlying risks associated with the issuer of the floating rate security, such as credit risk.

Money Market Securities Risk – The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

When-Issued and Delayed Delivery Securities Risk – When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery.

Credit Risk – The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Duration Risk – The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

Prepayment and Extension Risk – When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

Portfolio Turnover Risk – Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund’s performance.

Asset-Backed Securities Risk – Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Active Management Risk — The Fund is subject to the risk that the Sub-Advisers’ judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Investing in the United States Risk. The Fund focuses its investments in the United States. As a result, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within the United States, and may be subject to greater price volatility and risk of loss, than a fund holding more geographically diverse investments.

Catholic Values Investing Risk – The Fund considers the Adviser’s Catholic Responsible Investment criteria in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the Adviser’s Catholic Responsible Investment criteria. This means that the Fund may underperform other similar mutual funds that do not consider these criteria when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) with the principles contained in the Adviser’s Catholic Responsible Investment criteria.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Performance Information

The performance shown in the bar chart and performance table is the performance of another investment vehicle (the “Predecessor Fund”) prior to the commencement of the Fund’s operations. Class A Shares of the Predecessor Fund reorganized into Institutional Shares of the Fund on December 6, 2021. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. The Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Institutional Shares expenses. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower. Certain financial statements of the Predecessor Fund are provided in Appendix C to the Fund’s Statement of Additional Information.

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year for the one, five and ten year periods and by showing how the Predecessor Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s current performance for the most recent month end can be obtained by calling 866-348-6466. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable.

Annual Total Return for Years Ended December 31

Best Quarter	Worst Quarter
0.56%	(0.08)%
12/31/2018	9/30/2015

The performance information shown above is based on a calendar year. Year to date performance of Institutional Shares (non-annualized and before taxes) as of September 30, 2021: (0.15)%.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND	1 Year	5 Years	10 Years
Fund Returns Before Taxes	0.62%	1.14%	0.57%
Bloomberg US Treasury Bills (1-3M) Index (reflects no deduction for fees, expenses or taxes)*	0.54%	1.13%	0.59%

*

The Bloomberg US Treasury Bills (1-3M) Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. The Index includes all publicly issued zero coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and at least 1 month, are rated investment grade, and have $300 million or more of outstanding face value.

Investment Adviser and Portfolio Managers

Christian Brothers Investment Services, Inc.

John Geissinger, CFA, Chief Investment Officer, has managed the Fund since its inception in 2021.

Hoa Quach, CFA, Managing Director, has managed the Fund since its inception in 2021.

Constance Christian, CFA, Managing Director, has managed the Fund since its inception in 2021.

Investment Sub-Adviser and Portfolio Manager

Wellington Management Company LLP

Tim Smith, Fixed Income Portfolio Manager and Senior Managing Director, has managed the portion of the Fund’s assets allocated to Wellington Management Company LLP since 2021.

For important information about the purchase and sale of Fund shares, taxes and financial intermediary compensation, please turn to “Summary Information about the Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 121 of the prospectus.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

Investment Objective

The Catholic Responsible Investments Short Duration Bond Fund (the “Fund”) seeks maximum current income consistent with the preservation of capital.

Fund Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy, hold, and sell Institutional Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)	0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.30%
Other Expenses[1]	0.06%
Total Annual Fund Operating Expenses	0.36%
Less Fee Reductions and/or Expense Reimbursements[2]	(0.01)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.35%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Christian Brothers Investment Services, Inc. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding shareholder servicing fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses, such as litigation expenses (collectively, “excluded expenses”)) from exceeding 0.35% of the Fund’s average daily net assets until October 31, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Catholic Responsible Investments Funds (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on October 31, 2023.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Shares	$36	$114

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Predecessor Fund’s (as defined in “Performance Information” below) portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments.

For purposes of the Fund’s 80% investment policy, fixed-income securities and debt instruments include U.S. dollar-denominated fixed income securities; U.S. Treasury securities; governmental agency debt; corporate debt securities; collateralized loan obligations; asset-backed securities; municipal bonds; residential and commercial mortgage-backed securities; floating rate notes and adjustable rate mortgages (“ARMs”). Depending on market conditions, the Fund may invest a substantial portion of its assets in mortgage-backed debt securities issued by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund may also invest in other types of U.S. government securities, including collateralized mortgage obligations (“CMO”) issued by U.S. government agencies or instrumentalities thereof, and may also invest in other mortgage-backed and asset-backed securities, as well as enter into repurchase agreements covering the securities described. The Fund’s fixed income investments are primarily of investment grade (rated in one of the four highest rating categories by at least one rating agency). The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). In addition, the Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Adviser to be of comparable quality to allowable investment grade and non-investment grade securities.

The Fund will invest primarily in securities denominated in U.S. dollars; however, the Fund may invest in securities issued by foreign entities, including obligations of corporations, non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises. The Fund may invest in futures, primarily U.S. Treasury futures. The Fund may buy or sell futures to manage the Fund’s portfolio duration, yield curve positioning or trade execution on a more cost-effective basis than by use of physical securities alone. Some of these investments will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria. The Fund may not purchase private placement securities except for securities eligible for re-sale under Rule 144A of the 1933 Act. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

The Fund relies upon an investment Sub-Adviser to manage the Fund’s portfolio under the general supervision of the Adviser. The Sub-Adviser actively manages the duration of the Fund and purchases securities such that the average weighted duration of the Fund’s portfolio will typically be similar to the Bloomberg U.S. Treasury (1-3 Year) Index (the “Index”) duration, generally ranging within one to three years. The Fund seeks to maintain a low duration, typically within a range of +/- 10% of the Index, but may lengthen or shorten its duration within that range.

Duration is a measure of a bond price’s sensitivity to a given change in interest rates. Generally, the longer a bond’s duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of five years would be expected to fall approximately 5% if rates were to rise by one percentage point. Thus, the higher the duration, the more volatile the security.

Longfellow Investment Management Co., LLC (“Longfellow”)

Longfellow’s strategy seeks to preserve capital, provide liquidity, minimize volatility, and earn attractive risk-adjusted returns. Longfellow’s guiding philosophy is based on the premise that upside in fixed income is limited while downside risk can be substantial. Consistent with this is a commitment to fundamental, bottom-up analysis supplemented by macro-economic considerations. Longfellow seeks to produce incremental return by identifying and investing in undervalued sectors of the fixed income market, and mispriced securities within these sectors. By attributing yield spread within (and among) sectors and individual securities to various risk elements, including credit, call, event, and liquidity, Longfellow is able to identify “cheap” opportunities. The objective is to seek to identify those investments that offer incremental return after all the risks are quantified. Cheap sectors and securities exist because, in the view of Longfellow, several non-economic factors affect pricing, including supply/demand imbalances, analytical and/or administrative complexity, size constraints, and investor biases.

Catholic Responsible Investing

The Fund will invest its assets in a manner consistent with the components, details and definitions of Catholic Responsible Investing (“CRI”) as adopted from time to time by the De La Salle Brothers of the Christian Schools. CRI is an investment strategy designed specifically to help investors seek sound financial returns while remaining faithful to the teachings of the Roman Catholic Church. The components and details of CRI are intended to reflect both the charism (or founding spirit) and the current teachings of the Roman Catholic Church and, as such, the components and details are as adopted from time to time by the De La Salle Brothers of the Christian Schools, currently through the action of its civil entity, the Adviser.

CRI blends core Roman Catholic Church teaching with a disciplined, diversified investment process aimed at delivering competitive, risk-adjusted returns over time. Currently, the three components of CRI are Catholic investment screening, active ownership and diversified investment management. For more information about the Fund’s policy to invest consistent with CRI and these three components, please see the section of the Fund’s Prospectus entitled “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks, Fundamental Investment Policy of Catholic Responsible Investing.”

As part of the Fund’s Catholic Responsible Investing Process, the Adviser maintains a master list of global securities that are restricted from inclusion in the Fund’s portfolio. While the Catholic Responsible Investing screening criteria are designed to exclude certain companies or investments from the potential investment universe because these companies operate businesses deemed inconsistent with Catholic values, the Adviser does not anticipate this reduction to have a material impact on the Fund’s ability to achieve its investment objective. The Adviser seeks to balance the impact of the Catholic Responsible Investing screening criteria by either overweighting select portfolio holdings or substituting additional holdings so that the Fund’s overall portfolio composition is adjusted to achieve its investment objective. As a result, Fund performance may be different than a fund with a similar investment strategy that does not invest in accordance with Catholic Responsible Investing screening criteria.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Credit Risk – The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

Duration Risk – The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

Interest Rate Risk – As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund’s share price to fall. Very low or negative interest rates may prevent the Fund from generating positive returns and may increase the risk that if followed by rising interest rates the Fund’s performance will be negatively impacted.

Prepayment and Extension Risk – When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

U.S. Government Securities Risk – The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Repurchase Agreement Risk – In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, the Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

Corporate Fixed Income Securities Risk – The prices of the Fund’s corporate fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness and business prospects of individual issuers. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Mortgage-Backed Securities Risk – Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Asset-Backed Securities Risk – Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

High Yield Bond Risk – High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Inflation Protected Securities Risk — Inflation protected securities are fixed income securities for which the principal and/or interest income paid is linked to inflation rates. They may be issued by the U.S. Treasury or foreign governments and U.S. and foreign corporations. The relationship between an inflation protected security and its associated inflation index affects both the sum the Fund is paid when the security matures and the amount of interest that the security pays the Fund. With inflation (a rise in the index), the principal of the security increases. With deflation (a drop in the index), the principal of the security decreases. Inflation protected securities pay interest at a fixed rate. Because the rate is applied to the adjusted principal, however, interest payments can vary in amount from one period to the next. If inflation occurs, the interest payment increases. In the event of deflation, the interest payment decreases. At the maturity of a security, the Fund receives the adjusted principal or the original principal, whichever is greater.

Floating Rate Securities Risk — The Fund may invest in obligations with interest rates that are reset periodically. Although floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Floating rate securities are issued by a wide variety of issuers and may be issued for a wide variety of purposes, including as a method of reconstructing cash flows. Issuers of floating rate securities may include, but are not limited to, financial companies, merchandising entities, bank holding companies, and other entities. In addition to the risks associated with the floating nature of interest payments, investors remain exposed to other underlying risks associated with the issuer of the floating rate security, such as credit risk.

Adjustable Rate Mortgages Risk — ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, many ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is used to reduce the then-outstanding principal balance of the ARM.

In addition, certain ARMs may provide for an initial fixed, below-market or teaser interest rate. During this initial fixed-rate period, the payment due from the related mortgagor may be less than that of a traditional loan. However, after the teaser rate expires, the monthly payment required to be made by the mortgagor may increase dramatically when the interest rate on the mortgage loan adjusts. This increased burden on the mortgagor may increase the risk of delinquency or default on the mortgage loan and in turn, losses on the mortgage-backed securities into which that loan has been bundled.

Active Management Risk — The Fund is subject to the risk that the Sub-Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Geographic Focus Risk — To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Investing in the United States Risk. The Fund focuses its investments in the United States. As a result, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within the United States, and may be subject to greater price volatility and risk of loss, than a fund holding more geographically diverse investments.

Derivatives Risk — Futures contracts, forward contracts, options and swaps are subject to market risk, leverage risk, correlation risk and liquidity risk. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund’s performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Forward contracts and swap agreements are also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described elsewhere in this section. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of an initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Catholic Values Investing Risk – The Fund considers the Adviser’s Catholic Responsible Investment criteria in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the Adviser’s Catholic Responsible Investment criteria. This means that the Fund may underperform other similar mutual funds that do not consider these criteria when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) with the principles contained in the Adviser’s Catholic Responsible Investment criteria.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Performance Information

The performance shown in the bar chart and performance table is the performance of another investment vehicle (the “Predecessor Fund”) prior to the commencement of the Fund’s operations. Class A Shares and Class X Shares of the Predecessor Fund reorganized into Institutional Shares of the Fund on December 6, 2021. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. The Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Institutional Shares expenses. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower. Certain financial statements of the Predecessor Fund are provided in Appendix C to the Fund’s Statement of Additional Information.

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year for the one, five and ten year periods and by showing how the Predecessor Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s current performance for the most recent month end can be obtained by calling 866-348-6466. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable.

Annual Total Return for Years Ended December 31

Best Quarter	Worst Quarter
2.49%	(0.70)%
6/30/2020	6/30/2013

The performance information shown above is based on a calendar year. Year to date performance of Institutional Shares (non-annualized and before taxes) as of September 30, 2021: 0.23%.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND	1 Year	5 Years	10 Years
Fund Returns Before Taxes	3.04%	2.45%	2.05%
Bloomberg U.S. Treasury (1-3 Year) Index (reflects no deduction for fees, expenses or taxes)*	3.16%	1.91%	1.31%

*

The Bloomberg U.S. Treasury (1-3 Year) Index measures the performance of the US government bond market and includes public obligations of the U.S. Treasury with a maturity between 1 and up to (but not including) 3 years. Certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS, are excluded. Separate trading of registered interest and principal securities (STRIPS) are excluded from the Index because their inclusion would result in double-counting.

Investment Adviser and Portfolio Managers

Christian Brothers Investment Services, Inc.

John Geissinger, CFA, Chief Investment Officer, has managed the Fund since its inception in 2021.

Hoa Quach, CFA, Managing Director, has managed the Fund since its inception in 2021.

Constance Christian, CFA, Managing Director, has managed the Fund since its inception in 2021.

Investment Sub-Adviser and Portfolio Managers

Longfellow Investment Management Co., LLC

Seth Roman, CFA, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Longfellow Investment Management Co., LLC since 2021.

Sarah Scranton, CFA, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Longfellow Investment Management Co., LLC since 2021.

For important information about the purchase and sale of Fund shares, taxes and financial intermediary compensation, please turn to “Summary Information about the Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 121 of the prospectus.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

Investment Objective

The Catholic Responsible Investments Opportunistic Bond Fund (the “Fund”) seeks current income and to provide relatively low correlation to equity assets.

Fund Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy, hold, and sell Investor Shares and Institutional Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Shares		Institutional Shares
Management Fees		0.35%		0.35%
Other Expenses[1]		0.22%		0.07%
Shareholder Servicing Fee	0.15%		None
Other Operating Expenses	0.07%		0.07%
Total Annual Fund Operating Expenses		0.57%		0.42%
Less Fee Reductions and/or Expense Reimbursements[2]		(0.01)%		(0.01)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.56%		0.41%

[1]	Other Operating Expenses are based on estimated amounts for the current fiscal year.
[2]	Christian Brothers Investment Services, Inc. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding Shareholder Servicing Fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses, such as litigation expenses (collectively, “excluded expenses”)) from exceeding 0.41% of the average daily net assets of the Fund’s Investor Shares and Institutional Shares until October 31, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Catholic Responsible Investments Funds (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on October 31, 2023.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Investor Shares	$57	$181
Institutional Shares	$42	$133

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Predecessor Fund’s (as defined in “Performance Information” below) portfolio turnover rate was 115% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments.

For purposes of the Fund’s 80% investment policy, fixed-income securities and debt instruments include mortgage related securities, including mortgage-backed securities and adjustable rate mortgages (“ARMs”); U.S. and non-U.S. corporate debt securities; Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations); fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality; municipal bonds; asset-backed securities and floating rate notes. The Fund may enter into repurchase agreements covering the foregoing securities. The Fund may invest up to 20% of its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Advisers to be of comparable quality to allowable investment grade and non-investment grade securities. The Fund may invest in futures, primarily U.S. Treasury futures. The Fund may buy or sell U.S. Treasury futures to manage the Fund’s portfolio duration, yield curve positioning, or trade execution on a more cost-effective basis than by use of physical securities alone. The Fund may use credit default swaps on a single issuer (CDS) or a credit default swap index (CDX) to hedge credit risk. Some of these investments will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

In addition, the Fund may utilize strategies involving equity securities, derivative and option-based instruments, primarily within hedged combinations to capture merger arbitrage, interest rate or credit spread, or other fixed income opportunities, or to more cost effectively replicate a position than by use of physical fixed income issues. Merger arbitrage is an investment strategy that specializes in buying the publicly-traded common or preferred stock of a company that is involved in a significant corporate event, such as a merger or acquisition. The typical merger-arbitrage strategy seeks to generate a return by purchasing the stock of the company being acquired, which is commonly known as the target company (the “target”), and when appropriate, shorting the stock of the acquiring company. The purpose of the strategy is to profit by earning the “spread,” or difference in price, between:

1.	The current trading price of the target company following the announcement of the merger, and

2.	The contractual price to be paid for the target company in the future when the transaction closes.

This spread, or the return that can be earned, is usually relatively narrow, offering a modest nominal total return. However, since a merger transaction generally is completed in three to four months, this modest return translates into higher annualized returns.

Every merger transaction has a unique set of risks and deal terms. Since the risks of each transaction, not the general movement of the stock market, drive the returns and risks of the Fund, assessing the risks of each merger event is critical.

In connection with merger arbitrage trade, the Fund may invest in derivative instruments to take both short and long positions, including currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes. The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio.

A portion of the Fund’s net assets may be “illiquid” investments. The Fund may invest in variable and floating rate securities. The Fund may invest in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be obligations of corporations, non-U.S. dollar denominated. The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. The Fund may invest in futures, primarily interest rate and U.S. Treasury futures, and forward and swaps in the interest rate, currency and credit default markets. The Fund may buy or sell futures or swaps to gain or hedge exposure to risk factors or to alter the Fund’s investment characteristics. The Fund may not purchase private placement securities except for securities eligible for re-sale under Rule 144A of the 1933 Act. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of the Adviser. The Fund combines complementary active managers to enhance risk-adjusted returns by exposing the Fund to multiple return drivers. The Sub-Advisers in the Fund use top-down macroeconomic analysis along with fundamental research to capture inefficiencies in the valuation of sectors and individual securities combined with duration management in pursuit of above-benchmark returns over a full market cycle. The Fund seeks to combine economic and fundamental research to capture inefficiencies in the valuation of market sectors and individual securities. It is also designed to permit its sub-advisers substantial flexibility to adjust the portfolio to take advantage of volatile market conditions and to mitigate the negative impact of rising interest rates.

The Sub-Advisers actively manage the duration of the Fund and purchase securities such that the average weighted duration of the Fund’s portfolio will typically be similar to the Bloomberg 1-5 Year Government Credit Index (the “Index”) duration, generally ranging within one-half years to five years. The Fund defines duration by reference to the Index.

Brandywine Global Investment Management, LLC (“Brandywine Global”)

Brandywine Global takes a top-down, macro, value-oriented approach to fixed income investing. Given the size of the U.S. economy and its deep interconnectedness with the global economy via trade, financial, central bank, and USD dependency, Brandywine Global seeks to understand the U.S. business and monetary cycles in relation to the broader global macro-economic picture as opposed to solely in isolation.

The Brandywine Global - U.S. Fixed Income (“USFI”) strategy utilized in the Fund is a U.S.-only strategy that emphasizes active duration management as a key alpha driver, supplemented by trigger-based allocations to investment grade credit when spreads have widened. Portfolio duration will be managed within a range of +/-2.5 years of the Bloomberg 1-5 Year Government Credit Index. When investing in fixed income securities, Brandywine Global has a natural bias to own medium- to longer-dated fixed-rate bonds. Brandywine Global has the flexibility to reduce portfolio duration should it believe duration risk poses a significant threat to capital preservation. Brandywine Global invests primarily in U.S. government securities and investment-grade corporate credit. Brandywine Global accepts meaningful credit risk only after spreads have widened and the opportunity exists to invest in credit sectors trading at a discount, profiting as spreads normalize. Typically, the USFI strategy has employed limited use of derivatives. However, Brandywine Global has the option to use futures to adjust duration within the normal guideline bands. Credit default swaps are allowed for managing credit exposure or trading execution on a more cost-effective basis than by use of physical securities alone.

To avoid the inefficiencies of multi-sector U.S. bond benchmarks, the Brandywine Global portfolio management team takes a benchmark-agnostic approach that limits investment to only the few sectors and issues considered most attractive. The primary objective of the USFI strategy utilized in the Fund is to seek to outperform the Bloomberg 1-5 Year Government Credit Index over a full market cycle in differentiated ways than Brandywine Global’s peers while preserving the diversification benefits of core bonds (e.g. minimizing domestic equity correlations during periods of heightened market volatility).

Longfellow Investment Management Co., LLC (“Longfellow”)

Longfellow’s strategy seeks to preserve capital, provide liquidity, minimize volatility, and earn attractive risk-adjusted returns. Longfellow’s guiding philosophy is based on the premise that upside in fixed income is limited while downside risk can be substantial. Consistent with this is a commitment to fundamental, bottom-up analysis supplemented by macro-economic considerations. Longfellow seeks to produce incremental return by identifying and investing in undervalued sectors of the fixed income market, and mispriced securities within these sectors. By attributing yield spread within (and among) sectors and individual securities to various risk elements, including credit, call, event, and liquidity, Longfellow is able to identify “cheap” opportunities. The objective is to seek to identify those investments that offer incremental return after all the risks are quantified. Cheap sectors and securities exist because, in the view of Longfellow, several non-economic factors affect pricing, including supply/demand imbalances, analytical and/or administrative complexity, size constraints, and investor biases. The bond portion is supplemented by an allocation to lower volatility arbitrage strategies, primarily in securities involved in event driven / mergers and acquisitions, which exhibit low correlation to equity or credit markets. This allocation can consist of equities, warrants, options or debt instruments.

Catholic Responsible Investing

The Fund will invest its assets in a manner consistent with the components, details and definitions of Catholic Responsible Investing (“CRI”) as adopted from time to time by the De La Salle Brothers of the Christian Schools. CRI is an investment strategy designed specifically to help investors seek sound financial returns while remaining faithful to the teachings of the Roman Catholic Church. The components and details of CRI are intended to reflect both the charism (or founding spirit) and the current teachings of the Roman Catholic Church and, as such, the components and details are as adopted from time to time by the De La Salle Brothers of the Christian Schools, currently through the action of its civil entity, the Adviser.

CRI blends core Roman Catholic Church teaching with a disciplined, diversified investment process aimed at delivering competitive, risk-adjusted returns over time. Currently, the three components of CRI are Catholic investment screening, active ownership and diversified investment management. For more information about the Fund’s policy to invest consistent with CRI and these three components, please see the section of the Fund’s Prospectus entitled “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks, Fundamental Investment Policy of Catholic Responsible Investing.”

As part of the Fund’s Catholic Responsible Investing Process, the Adviser maintains a master list of global securities that are restricted from inclusion in the Fund’s portfolio. While the Catholic Responsible Investing screening criteria are designed to exclude certain companies or investments from the potential investment universe because these companies operate businesses deemed inconsistent with Catholic values, the Adviser does not anticipate this reduction to have a material impact on the Fund’s ability to achieve its investment objective. The Adviser seeks to balance the impact of the Catholic Responsible Investing screening criteria by either overweighting select portfolio holdings or substituting additional holdings so that the Fund’s overall portfolio composition is adjusted to achieve its investment objective. As a result, Fund performance may be different than a fund with a similar investment strategy that does not invest in accordance with Catholic Responsible Investing screening criteria.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Market Risk — The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways.

Credit Risk – The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

Duration Risk – The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

Interest Rate Risk – As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund’s share price to fall. Very low or negative interest rates may prevent the Fund from generating positive returns and may increase the risk that if followed by rising interest rates the Fund’s performance will be negatively impacted.

High Yield Bond Risk – High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Prepayment and Extension Risk – When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

U.S. Government Securities Risk – The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Repurchase Agreement Risk – In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, the Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

Corporate Fixed Income Securities Risk – The prices of the Fund’s corporate fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness and business prospects of individual issuers. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Mortgage-Backed Securities Risk – Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Asset-Backed Securities Risk – Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Loans Risk — Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Inflation Protected Securities Risk — Inflation protected securities are fixed income securities for which the principal and/or interest income paid is linked to inflation rates. They may be issued by the U.S. Treasury or foreign governments and U.S. and foreign corporations. The relationship between an inflation protected security and its associated inflation index affects both the sum the Fund is paid when the security matures and the amount of interest that the security pays the Fund. With inflation (a rise in the index), the principal of the security increases. With deflation (a drop in the index), the principal of the security decreases. Inflation protected securities pay interest at a fixed rate. Because the rate is applied to the adjusted principal, however, interest payments can vary in amount from one period to the next. If inflation occurs, the interest payment increases. In the event of deflation, the interest payment decreases. At the maturity of a security, the Fund receives the adjusted principal or the original principal, whichever is greater.

Floating Rate Securities Risk — The Fund may invest in obligations with interest rates that are reset periodically. Although floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Floating rate securities are issued by a wide variety of issuers and may be issued for a wide variety of purposes, including as a method of reconstructing cash flows. Issuers of floating rate securities may include, but are not limited to, financial companies, merchandising entities, bank holding companies, and other entities. In addition to the risks associated with the floating nature of interest payments, investors remain exposed to other underlying risks associated with the issuer of the floating rate security, such as credit risk.

Adjustable Rate Mortgages Risk — ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, many ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is used to reduce the then-outstanding principal balance of the ARM.

In addition, certain ARMs may provide for an initial fixed, below-market or teaser interest rate. During this initial fixed-rate period, the payment due from the related mortgagor may be less than that of a traditional loan. However, after the teaser rate expires, the monthly payment required to be made by the mortgagor may increase dramatically when the interest rate on the mortgage loan adjusts. This increased burden on the mortgagor may increase the risk of delinquency or default on the mortgage loan and in turn, losses on the mortgage-backed securities into which that loan has been bundled.

Active Management Risk — The Fund is subject to the risk that the Sub-Advisers’ judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Geographic Focus Risk — To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Investing in the United States Risk. The Fund focuses its investments in the United States. As a result, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within the United States, and may be subject to greater price volatility and risk of loss, than a fund holding more geographically diverse investments.

Derivatives Risk — Futures contracts, forward contracts, options and swaps are subject to market risk, leverage risk, correlation risk and liquidity risk. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund’s performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Forward contracts and swap agreements are also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described elsewhere in this section. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of an initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Merger and Other Arbitrage Transactions Risk — The Fund invests or takes short positions in securities of companies that are the subject of an acquisition. When a Sub-Adviser determines that it is probable that an acquisition will be consummated, the Fund may purchase securities at prices often only slightly below the anticipated value to be paid or exchanged for such securities in the merger, exchange offer or cash tender offer (and substantially above the price at which such securities traded immediately prior to the announcement of the merger, exchange offer or cash tender offer). Likewise, when a Sub-Adviser believes it is likely that a transaction will not be consummated, the Fund may take short positions in such securities in order to capture the difference attributable to the perceived market overvaluation of the acquisition target. In the case of an investment in a potential acquisition target, if the proposed merger, exchange offer or cash tender offer appears likely not to be consummated, in fact is not consummated, or is delayed, the market price of the security to be tendered or exchanged will usually decline sharply, resulting in a loss to the Fund. The main risks of investing in a merger or acquisition transaction are typically that the transaction is renegotiated, the transaction takes longer to complete than originally planned, or the transaction is never completed. These risks may be realized for a variety of reasons, such as the inability to finance the transaction, lack of regulatory approval from either state, federal or international agencies or the failure of shareholders to approve the transaction. If a merger is not completed, the Fund could incur a loss.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Catholic Values Investing Risk – The Fund considers the Adviser’s Catholic Responsible Investment criteria in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the Adviser’s Catholic Responsible Investment criteria. This means that the Fund may underperform other similar mutual funds that do not consider these criteria when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) with the principles contained in the Adviser’s Catholic Responsible Investment criteria.

Performance Information

The performance shown in the bar chart and performance table is the performance of another investment vehicle (the “Predecessor Fund”) prior to the commencement of the Fund’s operations. Class A Shares of the Predecessor Fund reorganized into Investor Shares, and Class B Shares and Class X Shares of the Predecessor Fund reorganized into Institutional Shares of the Fund on December 6, 2021. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. The Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Institutional Shares expenses, and with respect to the table Investor Shares. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower. Certain financial statements of the Predecessor Fund are provided in Appendix C to the Fund’s Statement of Additional Information.

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year for the one year, five year and since inception periods and by showing how the Predecessor Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s current performance for the most recent month end can be obtained by calling 866-348-6466. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable.

Annual Total Return for Years Ended December 31

Best Quarter	Worst Quarter
5.24%	(1.83)%
6/30/2020	3/31/2020

The performance information shown above is based on a calendar year. Year to date performance of Institutional Shares (non-annualized and before taxes) as of September 30, 2021: 2.15%.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND	1 Year	5 Years	Since Inception (May 1, 2013)
Fund Returns Before Taxes
Institutional Shares	9.42%	4.07%	3.03%
Investor Shares	9.35%	3.92%	2.88%
Bloomberg 1-5 Year Government Credit Index (reflects no deduction for fees, expenses or taxes)*	4.71%	2.77%	2.17%

*

The Bloomberg 1-5 Year Government Credit Index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities between 1 and 5 years and are publicly issued.

Investment Adviser and Portfolio Managers

Christian Brothers Investment Services, Inc.

John Geissinger, CFA, Chief Investment Officer, has managed the Fund since its inception in 2021.

Hoa Quach, CFA, Managing Director, has managed the Fund since its inception in 2021.

Constance Christian, CFA, Managing Director, has managed the Fund since its inception in 2021.

Investment Sub-Advisers and Portfolio Managers

Brandywine Global Investment Management, LLC

Anujeet Sareen, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Brandywine Global Investment Management, LLC since 2021.

Jack McIntyre, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Brandywine Global Investment Management, LLC since 2021.

Brian Kloss, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Brandywine Global Investment Management, LLC since 2021.

Tracy Chen, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Brandywine Global Investment Management, LLC since 2021.

Longfellow Investment Management Co., LLC

Barbara McKenna, CFA, Managing Principal, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Longfellow Investment Management Co., LLC since 2021.

Sarah Scranton, CFA, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Longfellow Investment Management Co., LLC since 2021.

Craig Carlozzi, CFA, Director of Alternatives, has managed the portion of the Fund’s assets allocated to Longfellow Investment Management Co., LLC since 2021.

David Stuehr, CFA, Principal, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Longfellow Investment Management Co., LLC since 2021.

For important information about the purchase and sale of Fund shares, taxes and financial intermediary compensation, please turn to “Summary Information about the Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 121 of the prospectus.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

Investment Objective

The Catholic Responsible Investments Bond Fund (the “Fund”) seeks current income and long-term capital appreciation.

Fund Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy, hold, and sell Investor Shares and Institutional Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Shares		Institutional Shares
Management Fees		0.30%		0.30%
Other Expenses[1]		0.20%		0.05%
Shareholder Servicing Fee	0.15%		None
Other Operating Expenses	0.05%		0.05%
Total Annual Fund Operating Expenses[2]		0.50%		0.35%

[1]	Other Operating Expenses are based on estimated amounts for the current fiscal year.
[2]	Christian Brothers Investment Services, Inc. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding Shareholder Servicing Fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses, such as litigation expenses (collectively, “excluded expenses”)) from exceeding 0.37% of the average daily net assets of the Fund’s Investor Shares and Institutional Shares until October 31, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Catholic Responsible Investments Funds (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on October 31, 2023.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Investor Shares	$51	$160
Institutional Shares	$36	$113

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Predecessor Fund’s (as defined in “Performance Information” below) portfolio turnover rate was 115% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments. The Fund’s assets are allocated across different fixed-income market sectors and maturities. For purposes of the Fund’s 80% investment policy, fixed-income securities and debt instruments include mortgage related securities, including mortgage-backed securities (“MBS”) and adjustable rate mortgages (“ARMs”); U.S. and non-U.S. corporate debt securities; Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations); fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality; municipal bonds; asset-backed securities; debt issuances of REITs; convertible bonds; preferred stock; covered bonds and bonds issued by U.S. colleges and universities; leveraged bank loans; commercial paper; floating rate notes and other securities included in the Index (defined below). The Fund may enter into repurchase agreements covering the foregoing securities. The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Advisers to be of comparable quality to allowable investment grade and non-investment grade securities. A mortgage dollar roll is a transaction in which the Fund sells mortgage-related securities for immediate settlement and simultaneously purchases the same type of securities for forward settlement at a discount. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued and delayed-delivery basis and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments), including to be announced MBS (“TBA”). The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. Some of these investments in derivatives will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

The Fund will invest primarily in securities denominated in U.S. dollars. The Fund may invest in securities issued by foreign entities, including emerging market securities, and obligations of corporations, non-U.S. governments or their subdivisions, agencies, government-sponsored enterprises, foreign local government entities, and supranationals. The Fund may invest in futures, primarily U.S. Treasury futures. The Fund may buy or sell futures to manage the Fund’s portfolio duration, yield curve positioning or trade execution on a more cost effective basis than by use of physical securities alone. The Fund may not purchase private placement securities except for securities eligible for re-sale under Rule 144A of the 1933 Act. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of the Adviser. The Sub-Advisers actively manage the duration of the Fund and purchases securities such that the average weighted duration of the Fund’s portfolio will typically be within a range of +/- 20% of the Bloomberg U.S. Aggregate Bond Index (the “Index”). The Fund defines duration by reference to the Index.

Brandywine Global Investment Management, LLC (“Brandywine Global”)

Brandywine Global takes a top-down, macro, value-oriented approach to fixed income investing. Given the size of the U.S. economy and its deep interconnectedness with the global economy via trade, financial, central bank, and USD dependency, Brandywine Global seeks to understand the U.S. business and monetary cycles in relation to the broader global macro-economic picture as opposed to solely in isolation.

The Brandywine Global - U.S. Fixed Income (“USFI”) strategy utilized in the Fund is a U.S.-only strategy that emphasizes active duration management as a key alpha driver, supplemented by trigger-based allocations to investment grade credit when spreads have widened. Portfolio duration will be managed within a range of +/-2.5 years of the Bloomberg 1-5 Year Government Credit Index. When investing in fixed income securities, Brandywine Global has a natural bias to own medium- to longer-dated fixed-rate bonds. Brandywine Global has the flexibility to reduce portfolio duration should it believe duration risk poses a significant threat to capital preservation. Brandywine Global invests primarily in U.S. government securities and investment-grade corporate credit. Brandywine Global accepts meaningful credit risk only after spreads have widened and the opportunity exists to invest in credit sectors trading at a discount, profiting as spreads normalize. Typically, the USFI strategy has employed limited use of derivatives. However, Brandywine Global has the option to use futures to adjust duration within the normal guideline bands. Credit default swaps are allowed for managing credit exposure or trading execution on a more cost-effective basis than by use of physical securities alone.

To avoid the inefficiencies of multi-sector U.S. bond benchmarks, the Brandywine Global portfolio management team takes a benchmark-agnostic approach that limits investment to only the few sectors and issues considered most attractive. The primary objective of the USFI strategy utilized in the Fund is to seek to outperform the Bloomberg 1-5 Year Government Credit Index over a full market cycle in differentiated ways than Brandywine Global’s peers while preserving the diversification benefits of core bonds (e.g. minimizing domestic equity correlations during periods of heightened market volatility).

Dodge & Cox

Dodge & Cox will invest primarily in U.S. fixed income securities, including, but not limited to, U.S. government and agency securities, corporate bonds, and mortgage- and asset-backed securities. Dodge & Cox will also invest in below investment grade securities and U.S. dollar-denominated debt of non-U.S. issuers, including corporate, sovereign, foreign agencies, foreign local government entities, and supranationals.

Dodge & Cox seeks to construct and manage a portfolio of securities selected through bottom-up fundamental analysis and with an emphasis on valuation. By combining fundamental research with a long-term investment horizon, Dodge & Cox seeks to uncover and act upon inefficiencies in the relative valuations of individual securities. Dodge & Cox’s credit research focuses on the factors it believes can influence an individual issuer’s creditworthiness and any downside protection that exists. At the security level, Dodge & Cox’s analysis emphasizes the terms and conditions and structural characteristics of each instrument. Dodge & Cox also considers economic trends and special circumstances that may affect an industry or a specific issuer or issue.

Sun Life Capital Management (U.S.) LLC (“SLC Management”)

The portion of the Fund managed by SLC management has an overall investment objective to seek total return versus the Bloomberg U.S. Aggregate Bond Index while providing protection against interest rate risk. SLC Management attempts to accomplish these investment objectives by investing in U.S. dollar denominated, investment grade fixed income securities. The long term objective of the account is to outperform the Bloomberg U.S. Aggregate Bond Index when measured over 3-to-5 year periods. The sensitivity to interest rate changes is intended to track the market for domestic, investment grade fixed income securities. The effective duration of the account’s investment portfolio at the end of each calendar month during a fiscal year will typically be within half a year of the benchmark. The primary strategies utilized for value add are sector rotation, issue selection, and yield curve positioning.

Catholic Responsible Investing

The Fund will invest its assets in a manner consistent with the components, details and definitions of Catholic Responsible Investing (“CRI”) as adopted from time to time by the De La Salle Brothers of the Christian Schools. CRI is an investment strategy designed specifically to help investors seek sound financial returns while remaining faithful to the teachings of the Roman Catholic Church. The components and details of CRI are intended to reflect both the charism (or founding spirit) and the current teachings of the Roman Catholic Church and, as such, the components and details are as adopted from time to time by the De La Salle Brothers of the Christian Schools, currently through the action of its civil entity, the Adviser.

CRI blends core Roman Catholic Church teaching with a disciplined, diversified investment process aimed at delivering competitive, risk-adjusted returns over time. Currently, the three components of CRI are Catholic investment screening, active ownership and diversified investment management. For more information about the Fund’s policy to invest consistent with CRI and these three components, please see the section of the Fund’s Prospectus entitled “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks, Fundamental Investment Policy of Catholic Responsible Investing.”

As part of the Fund’s Catholic Responsible Investing Process, the Adviser maintains a master list of global securities that are restricted from inclusion in the Fund’s portfolio. While the Catholic Responsible Investing screening criteria are designed to exclude certain companies or investments from the potential investment universe because these companies operate businesses deemed inconsistent with Catholic values, the Adviser does not anticipate this reduction to have a material impact on the Fund’s ability to achieve its investment objective. The Adviser seeks to balance the impact of the Catholic Responsible Investing screening criteria by either overweighting select portfolio holdings or substituting additional holdings so that the Fund’s overall portfolio composition is adjusted to achieve its investment objective. As a result, Fund performance may be different than a fund with a similar investment strategy that does not invest in accordance with Catholic Responsible Investing screening criteria.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Credit Risk – The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

Duration Risk – The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

Interest Rate Risk – As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund’s share price to fall. Very low or negative interest rates may prevent the Fund from generating positive returns and may increase the risk that if followed by rising interest rates the Fund’s performance will be negatively impacted.

Prepayment and Extension Risk – When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts and P-Notes, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Offerings of securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities, including A Shares of Chinese companies purchased through Stock Connect, are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are more concentrated and less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. In certain emerging markets, governments have historically exercised substantial control over the economy through administrative regulation and/or state ownership. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Derivatives Risk — Futures contracts, forward contracts, options and swaps are subject to market risk, leverage risk, correlation risk and liquidity risk. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund’s performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Forward contracts and swap agreements are also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described elsewhere in this section. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of an initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Capital Gain Risk – As of the date of this Prospectus a substantial portion of the Fund’s net asset value is attributable to net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it makes capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax adviser about your investment in the Fund.

U.S. Government Securities Risk – The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Repurchase Agreement Risk – In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, the Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

Corporate Fixed Income Securities Risk – The prices of the Fund’s corporate fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness and business prospects of individual issuers. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Mortgage-Backed Securities Risk – Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Asset-Backed Securities Risk – Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

High Yield Bond Risk – High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Inflation Protected Securities Risk — Inflation protected securities are fixed income securities for which the principal and/or interest income paid is linked to inflation rates. They may be issued by the U.S. Treasury or foreign governments and U.S. and foreign corporations. The relationship between an inflation protected security and its associated inflation index affects both the sum the Fund is paid when the security matures and the amount of interest that the security pays the Fund. With inflation (a rise in the index), the principal of the security increases. With deflation (a drop in the index), the principal of the security decreases. Inflation protected securities pay interest at a fixed rate. Because the rate is applied to the adjusted principal, however, interest payments can vary in amount from one period to the next. If inflation occurs, the interest payment increases. In the event of deflation, the interest payment decreases. At the maturity of a security, the Fund receives the adjusted principal or the original principal, whichever is greater.

Floating Rate Securities Risk — The Fund may invest in obligations with interest rates that are reset periodically. Although floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Floating rate securities are issued by a wide variety of issuers and may be issued for a wide variety of purposes, including as a method of reconstructing cash flows. Issuers of floating rate securities may include, but are not limited to, financial companies, merchandising entities, bank holding companies, and other entities. In addition to the risks associated with the floating nature of interest payments, investors remain exposed to other underlying risks associated with the issuer of the floating rate security, such as credit risk.

Adjustable Rate Mortgages Risk — ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, many ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is used to reduce the then-outstanding principal balance of the ARM.

In addition, certain ARMs may provide for an initial fixed, below-market or teaser interest rate. During this initial fixed-rate period, the payment due from the related mortgagor may be less than that of a traditional loan. However, after the teaser rate expires, the monthly payment required to be made by the mortgagor may increase dramatically when the interest rate on the mortgage loan adjusts. This increased burden on the mortgagor may increase the risk of delinquency or default on the mortgage loan and in turn, losses on the mortgage-backed securities into which that loan has been bundled.

Active Management Risk — The Fund is subject to the risk that the Sub-Advisers’ judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Catholic Values Investing Risk – The Fund considers the Adviser’s Catholic Responsible Investment criteria in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the Adviser’s Catholic Responsible Investment criteria. This means that the Fund may underperform other similar mutual funds that do not consider these criteria when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) with the principles contained in the Adviser’s Catholic Responsible Investment criteria.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Performance Information

The performance shown in the bar chart and performance table is the performance of another investment vehicle (the “Predecessor Fund”) prior to the commencement of the Fund’s operations. Class A Shares of the Predecessor Fund reorganized into Investor Shares, and Class B Shares and Class X Shares of the Predecessor Fund reorganized into Institutional Shares of the Fund on December 6, 2021. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. The Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Investor Shares expenses, and with respect to the table Institutional Shares. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower. Certain financial statements of the Predecessor Fund are provided in Appendix C to the Fund’s Statement of Additional Information.

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year for the one, five and ten year periods and by showing how the Predecessor Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s current performance for the most recent month end can be obtained by calling 866-348-6466. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable.

Annual Total Return for Years Ended December 31

Best Quarter	Worst Quarter
5.65%	(2.54)%
6/30/20	12/31/2016

The performance information shown above is based on a calendar year. Year to date performance of Investor Shares (non-annualized and before taxes) as of September 30, 2021: (0.62)%.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND	1 Year	5 Years	10 Years
Fund Returns Before Taxes
Institutional Shares	10.16%	5.26%	4.39%
Investor Shares	9.99%	5.10%	4.23%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)*	7.51%	4.43%	3.84%

*	The Bloomberg U.S. Aggregate Bond Index is a broad based index that measures the investment grade, U.S. dollar denominated, fixed rate, taxable bond market.

Investment Adviser and Portfolio Managers

Christian Brothers Investment Services, Inc.

John Geissinger, CFA, Chief Investment Officer, has managed the Fund since its inception in 2021.

Hoa Quach, CFA, Managing Director, has managed the Fund since its inception in 2021.

Constance Christian, CFA, Managing Director, has managed the Fund since its inception in 2021.

Investment Sub-Advisers and Portfolio Managers

Brandywine Global Investment Management, LLC

Anujeet Sareen, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Brandywine Global Investment Management, LLC since 2021.

Jack McIntyre, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Brandywine Global Investment Management, LLC since 2021.

Brian Kloss, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Brandywine Global Investment Management, LLC since 2021.

Tracy Chen, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Brandywine Global Investment Management, LLC since 2021.

Dodge & Cox

Dana M. Emery, Chief Executive Officer, President, Director, and member of U.S. Fixed Income Investment Committee and Global Fixed Income Investment Committee, has managed the portion of the Fund’s assets allocated to Dodge & Cox since 2021.

Thomas S. Dugan, Senior Vice President, Director, Director of Fixed Income, and member U.S. Fixed Income Investment Committee and Global Fixed Income Investment Committee, has managed the portion of the Fund’s assets allocated to Dodge & Cox since 2021.

James H. Dignan, Vice President, Client Portfolio Manager, Research Analyst, and member of U.S. Fixed Income Investment Committee and Global Fixed Income Investment Committee, has managed the portion of the Fund’s assets allocated to Dodge & Cox since 2021.

Anthony J. Brekke, Vice President, Client Portfolio Manager, and Research Analyst and member of U.S. Fixed Income Investment Committee, has managed the portion of the Fund’s assets allocated to Dodge & Cox since 2021.

Adam S. Rubinson, Vice President, Client Portfolio Manager, Research Analyst, and member of U.S. Fixed Income Investment Committee and Global Fixed Income Investment Committee, has managed the portion of the Fund’s assets allocated to Dodge & Cox since 2021.

Lucinda I. Johns, Vice President, Associate Director of Fixed Income, Research Analyst, and member of U.S. Fixed Income Investment Committee and Global Fixed Income Investment Committee, has managed the portion of the Fund’s assets allocated to Dodge & Cox since 2021.

Nils M. Reuter, Vice President, Research Analyst, and Trader and member of U.S. Fixed Income Investment Committee, has managed the portion of the Fund’s assets allocated to Dodge & Cox since 2021.

Michael Kiedel, Vice President and Research Analyst and member of U.S. Fixed Income Investment Committee, has managed the portion of the Fund’s assets allocated to Dodge & Cox since 2021.

Sun Life Capital Management (U.S.) LLC

Richard Familetti, CFA, Chief Investment Officer, has managed the portion of the Fund’s assets allocated to Sun Life Capital Management (U.S.) LLC since 2021.

Michael Donelan, CFA, Senior Managing Director, Senior Portfolio Manager, has managed the portion of the Fund’s assets allocated to Sun Life Capital Management (U.S.) LLC since 2021.

Philip Mendonca, Managing Director, Senior Portfolio Manager, has managed the portion of the Fund’s assets allocated to Sun Life Capital Management (U.S.) LLC since 2021.

Daniel J. Lucey Jr., CFA, Managing Director, Senior Portfolio Manager, has managed the portion of the Fund’s assets allocated to Sun Life Capital Management (U.S.) LLC since 2021.

Matthew Salzillo, Managing Director, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Sun Life Capital Management (U.S.) LLC since 2021.

Annette Serrao, CFA, Senior Director, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Sun Life Capital Management (U.S.) LLC since 2021.

Raghava K. Vudata, Senior Director, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Sun Life Capital Management (U.S.) LLC since 2021.

For important information about the purchase and sale of Fund shares, taxes and financial intermediary compensation, please turn to “Summary Information about the Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 121 of the prospectus.

catholic responsible investments equity index fund

Investment Objective

The Catholic Responsible Investments Equity Index Fund (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of the S&P 500® Index.

Fund Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy, hold, and sell Institutional Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.06%
Other Expenses[1]	0.04%
Total Annual Fund Operating Expenses	0.10%
Less Fee Reductions and/or Expense Reimbursements[2]	(0.01)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.09%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Christian Brothers Investment Services, Inc. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding shareholder servicing fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses, such as litigation expenses (collectively, “excluded expenses”)) from exceeding 0.09% of the Fund’s average daily net assets until October 31, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Catholic Responsible Investments Funds (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on October 31, 2023.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Shares	$9	$30

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Predecessor Fund’s (as defined in “Performance Information” below) portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

The Fund uses a passive optimization process managed by Rhumbline Advisers, the Fund’s Sub-Adviser (“Sub-Adviser”), which is designed to track the performance of the S&P 500® Index (the “Index”). The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Index. The Index is a well-known stock market index that includes common stocks of approximately 500 companies from all major industries representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange. Under normal circumstances, the Fund intends to invest at least 95% of its net assets, plus any borrowings for investment purposes, in securities listed in the Index.

The market value of the Fund’s investments in derivatives or other synthetic instruments that provide exposure comparable, in the judgment of the Adviser or Sub-Adviser, to the foregoing types of investments may be counted toward the Fund’s goal of investing at least 95% of its net assets in securities listed in the Index. The Fund attempts to replicate the investment performance of the Index and generally intends to invest in all stocks comprising the Index in approximate proportion to their weightings in the Index, except with respect to securities screened by the Adviser’s Catholic Responsible Investment criteria. The Fund is designed to balance the impact of Catholic Investment screens by overweighting select holdings so that the Fund’s broad quantitative characteristics match those of the Index as closely as possible. However, it may not be possible or practicable to purchase all stocks of the Index in those weightings. When it is not possible or practicable to purchase all stocks of the Index in those weightings, the Fund may purchase a sample of the stocks listed in the Index in proportions expected by the Sub-Adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell securities that are represented in the Index, or purchase securities that are not represented in the Index, in anticipation of their removal from or addition to the Index, or if the Fund’s Sub-Adviser determines a stock to be substantially impaired by extraordinary events or financial conditions, including insufficient liquidity.

In addition to common stocks in the Index, the Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. Some of these investments will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

The Fund is classified as diversified under the Investment Company Act of 1940, as amended ( the “1940 Act”); however, the Fund may become non-diversified solely as a result of a changes in the composition of the Index (e.g., changes in weightings of one or more component securities). When the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.

The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated.

Catholic Responsible Investing

The Fund will invest its assets in a manner consistent with the components, details and definitions of Catholic Responsible Investing (“CRI”) as adopted from time to time by the De La Salle Brothers of the Christian Schools. CRI is an investment strategy designed specifically to help investors seek sound financial returns while remaining faithful to the teachings of the Roman Catholic Church. The components and details of CRI are intended to reflect both the charism (or founding spirit) and the current teachings of the Roman Catholic Church and, as such, the components and details are as adopted from time to time by the De La Salle Brothers of the Christian Schools, currently through the action of its civil entity, the Adviser.

CRI blends core Roman Catholic Church teaching with a disciplined, diversified investment process aimed at delivering competitive, risk-adjusted returns over time. Currently, the three components of CRI are Catholic investment screening, active ownership and diversified investment management. For more information about the Fund’s policy to invest consistent with CRI and these three components, please see the section of the Fund’s Prospectus entitled “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks, Fundamental Investment Policy of Catholic Responsible Investing.”

As part of the Fund’s Catholic Responsible Investing Process, the Adviser maintains a master list of global securities that are restricted from inclusion in the Fund’s portfolio. While the Catholic Responsible Investing screening criteria are designed to exclude certain companies from the potential investment universe because these companies operate business deemed inconsistent with Catholic values, the Adviser does not anticipate this reduction to have a material impact on the Fund’s ability to achieve its investment objective. To illustrate the impact of excluding securities from the S&P 500 Index, as of June 30, 2021, 59 large-cap U.S. equity stocks were excluded by the Catholic Responsible Investing screening criteria, or approximately 13.2% of the market value of the S&P 500 Index, weighted by capitalization. The Adviser seeks to balance the impact of the Catholic Responsible Investing screening criteria by overweighting select portfolio holdings so that the Fund’s overall portfolio composition is adjusted to achieve its investment objective. While this may increase short term tracking error of the Fund, the Fund seeks to match the total return of the S&P 500 Index, gross of fees and expenses, over three- and five-year periods while attempting to maintain an expected annualized tracking error of no greater than 0.75%, gross of fees and expenses.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

Equity Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Indexing Strategy/Index Tracking Risk — The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. The Fund’s performance may not match the performance of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. As discussed below, the Fund’s performance may also be affected because of the impact of the Adviser’s Catholic Responsible Investment criteria on the portfolio holdings of the Fund. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions.

Catholic Values Investing Risk – The Fund considers the Adviser’s Catholic Responsible Investment criteria in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the Adviser’s Catholic Responsible Investment criteria. This means that the Fund may underperform other similar mutual funds that do not consider these criteria when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) with the principles contained in the Adviser’s Catholic Responsible Investment criteria.

Large-Capitalization Company Risk – The large-capitalization companies in which the Fund invests may not respond as quickly as smaller companies to competitive challenges, and their growth rates may lag the growth rates of well-managed smaller companies during strong economic periods.

Industry Concentration Risk – The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. Concentrating Fund investments in companies conducting business in the same industry will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments affecting that industry than if its investments were not so concentrated.

Non-Diversification Risk—To the extent the Fund becomes non-diversified, the Fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, when the Fund is non-diversified, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than when the Fund’s invested assets are diversified.

Capital Gain Risk – As of the date of this Prospectus a substantial portion of the Fund’s net asset value is attributable to net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it makes capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax adviser about your investment in the Fund.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Performance Information

The performance shown in the bar chart and performance table is the performance of another investment vehicle (the “Predecessor Fund”) prior to the commencement of the Fund’s operations. Class A, B, C and X Shares of the Predecessor Fund reorganized into Institutional Shares of the Fund on December 6, 2021. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. The Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Institutional Shares expenses. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower. Certain financial statements of the Predecessor Fund are provided in Appendix C to the Fund’s Statement of Additional Information.

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year for the one, five and ten year periods and by showing how the Predecessor Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s current performance for the most recent month end can be obtained by calling 866-348-6466. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable.

Annual Total Return for Years Ended December 31

Best Quarter	Worst Quarter
21.61%	(19.69)%
6/30/2020	3/31/2020

The performance information shown above is based on a calendar year. Year to date performance of Institutional Shares (non-annualized and before taxes) as of September 30, 2021: 15.90%.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND	1 Year	5 Years	10 Years
Fund Returns Before Taxes	19.90%	15.82%	14.05%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)*	18.40%	15.20%	13.87%

*	The S&P 500® Index is a free-float capitalization-weighted index, published since 1957, of the prices of 500 large-cap common stocks actively traded in the United States. The stocks included in the Index are those of large publicly held companies that trade on either of the two largest American stock exchanges: the NYSE and the NASDAQ.

Investment Adviser and Portfolio Managers

Christian Brothers Investment Services, Inc.

John Geissinger, CFA, Chief Investment Officer, has managed the Fund since its inception in 2021.

Hoa Quach, CFA, Managing Director, has managed the Fund since its inception in 2021.

Constance Christian, CFA, Managing Director, has managed the Fund since its inception in 2021.

Investment Sub-Adviser and Portfolio Managers

RhumbLine Advisers

Alex Ryer, CFA, Chief Investment Officer, has managed the portion of the Fund’s assets allocated to RhumbLine Advisers since 2021.

Julie Lind, Portfolio Manager, has managed the portion of the Fund’s assets allocated to RhumbLine Advisers since 2021.

Jeff Kusmierz, Portfolio Manager, has managed the portion of the Fund’s assets allocated to RhumbLine Advisers since 2021.

Antonio Ballestas, Portfolio Manager, has managed the portion of the Fund’s assets allocated to RhumbLine Advisers since 2021.

Drew Zagarri, CFA, Portfolio Manager, has managed the portion of the Fund’s assets allocated to RhumbLine Advisers since 2021.

For important information about the purchase and sale of Fund shares, taxes and financial intermediary compensation, please turn to “Summary Information about the Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 121 of the prospectus.

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

Investment Objective

The Catholic Responsible Investments Multi-Style US Equity Fund (the “Fund”) seeks to achieve long-term capital appreciation.

Fund Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy, sell, and hold Investor Shares and Institutional Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Shares		Institutional Shares
Management Fees		0.60%		0.60%
Other Expenses[1]		0.21%		0.06%
Shareholder Servicing Fee	0.15%		None
Other Operating Expenses	0.06%		0.06%
Total Annual Fund Operating Expenses[2]		0.81%		0.66%

[1]	Other Operating Expenses are based on estimated amounts for the current fiscal year.
[2]	Christian Brothers Investment Services, Inc. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding Shareholder Servicing Fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses, such as litigation expenses (collectively, “excluded expenses”)) from exceeding 0.69% of the average daily net assets of the Fund’s Investor Shares and Institutional Shares until October 31, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Catholic Responsible Investments Funds (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on October 31, 2023.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Investor Shares	$83	$259
Institutional Shares	$67	$211

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Predecessor Fund’s (as defined in “Performance Information” below) portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of predominantly mid to large capitalization companies included in the Russell 1000 Index (the “Index”) that are believed to have above-average market appreciation potential. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities of companies located in the United States. An issuer of a security will be deemed to be located in the United States if: (i) the principal trading market for the security is in the United States, (ii) the issuer is organized under the laws of the United States, or (iii) the issuer derives at least 50% of its revenues or profits from the United States or has at least 50% of its total assets situated in the United States.

For purposes of the Fund’s 80% investment policy, equity securities include (i) common and preferred stocks of large and medium capitalization U.S. and non-U.S. companies that are believed to have above-average market appreciation potential; (ii) equity securities economically tied to non-U.S. countries and (iii) equity-related securities such as convertible securities. The Fund may also occasionally invest in common stocks of small capitalization U.S. companies. The Fund may pursue a strategy of being fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include futures contracts. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. Some of these investments will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

The Fund may also invest in securities of non-U.S. issuers by investing in non-U.S. issuers denominated in U.S. dollars and traded on U.S. stock exchanges and over-the-counter markets, including GDRs and EDRs, or through purchasing American Depositary Receipts (“ADRs”). The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of the Adviser. In managing its portion of the Fund’s assets, each Sub-Adviser generally applies an active, high conviction approach that emphasizes different return drivers, including growth, value, and quality in selecting investments.

Dodge & Cox

Dodge & Cox seeks to invest its portion of the Fund’s assets primarily in equity and equity-related securities (including preferred stock and securities convertible into equity and REITs) issued by large capitalization U.S. companies that Dodge & Cox believes sell at reasonable prices relative to a variety of valuation measures, including projected earnings, book value and sales. Dodge & Cox will also invest in non-U.S. securities denominated in U.S. dollars and traded in registered U.S. stock exchanges, or over-the-counter markets, including depositary receipts.

Dodge & Cox’s equity investment strategy is to build a portfolio of individual securities that it believes are undervalued given their long-term prospects. Individual company research drives the selection of equity securities. Dodge & Cox’s team of global research analysts, organized by industry, conducts detailed primary research about industry dynamics to assess company fundamentals and compare valuations. Dodge & Cox seeks to identify investment opportunities by analyzing the long-term fundamentals of a business, including prospective earnings, cash flow, and dividends over a three-to-five year period. Dodge & Cox generally focuses its research efforts on factors — such as franchise strength, competitive dynamics, growth opportunities, and management quality — that it believes ultimately determine business success. Dodge & Cox considers the sale of a holding when it believes the price of a company’s equity securities reflects more optimistic expectations about the company’s prospects than Dodge & Cox’s expectations, when Dodge & Cox’s assessment of a company’s long-term fundamentals grows negative, or when Dodge & Cox identifies more attractive opportunities elsewhere.

Mar Vista Investment Partners, LLC (“Mar Vista”)

In managing its allocated portion of the Fund’s assets, Mar Vista employs a bottom-up approach to stock selection, seeking high quality growth companies whose stocks are trading at discounts to fair value. Mar Vista looks for companies deemed to have sustainable competitive advantages and opportunities to grow and reinvest capital at higher rates than their cost of capital. Mar Vista also seeks to invest in companies with management teams with a demonstrated ability to allocate capital in ways that maximize shareholder value. Mar Vista’s investment approach seeks to balance both the protection of capital as well as the appreciation potential of a stock. Mar Vista evaluates companies to assess the intrinsic worth of the business. Mar Vista builds financial models for companies in their investment universe based on publicly available information and proprietary research. The models normalize historical accounting statements and project key value drivers to determine likely future free cash flow to arrive at estimates of intrinsic value. The Mar Vista team collectively challenges the key assumptions underlying the intrinsic value of a company. Mar Vista uses scenario analysis to determine a “margin of safety,” or discount to intrinsic value, which varies depending on the stability and predictability of the business. The wider the range of potential outcomes, the higher the margin of safety required for investment. Mar Vista typically sells a stock if the market price exceeds Mar Vista’s estimate of intrinsic value, the company’s fundamentals fall short of Mar Vista’s investment thesis, or when there are more attractive investment alternatives. Mar Vista may invest in a limited number of stocks that it believes have attractive risk-reward profiles, and this may also result in significant absolute and relative weights in a sector.

Wellington Management Company LLP (“Wellington Management”)

Wellington Management seeks to achieve long-term capital appreciation for the Fund by investing primarily in stocks of mid and large-capitalization U.S. companies considered to have above-average earnings growth potential.

Wellington Management employs a traditional, bottom-up fundamental research approach to identify securities that possess, in the view of Wellington Management, sustainable growth at reasonable valuations. Wellington Management seeks to identify companies that have demonstrated above-average growth in the past, then conducts a thorough review of each company’s business model. The goal of this review is to identify companies that Wellington Management believes can sustain above-average growth because of their superior business models as represented by high returns on capital, strong management and quality balance sheets.

Catholic Responsible Investing

The Fund will invest its assets in a manner consistent with the components, details and definitions of Catholic Responsible Investing (“CRI”) as adopted from time to time by the De La Salle Brothers of the Christian Schools. CRI is an investment strategy designed specifically to help investors seek sound financial returns while remaining faithful to the teachings of the Roman Catholic Church. The components and details of CRI are intended to reflect both the charism (or founding spirit) and the current teachings of the Roman Catholic Church and, as such, the components and details are as adopted from time to time by the De La Salle Brothers of the Christian Schools, currently through the action of its civil entity, the Adviser.

CRI blends core Roman Catholic Church teaching with a disciplined, diversified investment process aimed at delivering competitive, risk-adjusted returns over time. Currently, the three components of CRI are Catholic investment screening, active ownership and diversified investment management. For more information about the Fund’s policy to invest consistent with CRI and these three components, please see the section of the Fund’s Prospectus entitled “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks, Fundamental Investment Policy of Catholic Responsible Investing.”

As part of the Fund’s Catholic Responsible Investing Process, the Adviser maintains a master list of global securities that are restricted from inclusion in the Fund’s portfolio. While the Catholic Responsible Investing screening criteria are designed to exclude certain companies or investments from the potential investment universe because these companies operate businesses deemed inconsistent with Catholic values, the Adviser does not anticipate this reduction to have a material impact on the Fund’s ability to achieve its investment objective. The Adviser seeks to balance the impact of the Catholic Responsible Investing screening criteria by either overweighting select portfolio holdings or substituting additional holdings so that the Fund’s overall portfolio composition is adjusted to achieve its investment objective. As a result, Fund performance may be different than a fund with a similar investment strategy that does not invest in accordance with Catholic Responsible Investing screening criteria.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

Equity Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Large-Capitalization Company Risk – The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Mid-Capitalization Company Risk – The mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Active Management Risk — The Fund is subject to the risk that the Sub-Advisers’ judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Derivatives Risk — Futures contracts, forward contracts, options and swaps are subject to market risk, leverage risk, correlation risk and liquidity risk. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund’s performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Forward contracts and swap agreements are also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described elsewhere in this section. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of an initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts and P-Notes, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Offerings of securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities, including A Shares of Chinese companies purchased through Stock Connect, are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are more concentrated and less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. In certain emerging markets, governments have historically exercised substantial control over the economy through administrative regulation and/or state ownership. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Growth Investment Style Risk – The Sub-Advisers’ growth investment style may increase the risks of investing in the Fund. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly when it appears that those expectations will not be met. In addition, a growth investing style may go in and out of favor over time, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

Value Investment Style Risk – The Sub-Advisers’ value investment style may increase the risks of investing in the Fund. If the Sub-Advisers’ assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Investing in the United States Risk. The Fund focuses its investments in the United States. As a result, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within the United States, and may be subject to greater price volatility and risk of loss, than a fund holding more geographically diverse investments.

Capital Gain Risk – As of the date of this Prospectus a substantial portion of the Fund’s net asset value is attributable to net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it makes capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax adviser about your investment in the Fund.

Catholic Values Investing Risk – The Fund considers the Adviser’s Catholic Responsible Investment criteria in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the Adviser’s Catholic Responsible Investment criteria. This means that the Fund may underperform other similar mutual funds that do not consider these criteria when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) with the principles contained in the Adviser’s Catholic Responsible Investment criteria.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Performance Information

The Fund will adopt the performance of another investment vehicle (the “Predecessor Fund”) prior to the commencement of the Fund’s operations. Class A Shares of the Predecessor Fund reorganized into Investor Shares, and Class B Shares and Class X Shares of the Predecessor Fund reorganized into Institutional Shares of the Fund on December 6, 2021. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund.

The Fund is new and has not yet completed a full calendar year of operations. Therefore, no performance information is provided. Once performance is provided, the performance data shown will be that of the Predecessor Fund prior to December 6, 2021. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower. Certain financial statements of the Predecessor Fund are provided in Appendix C to the Fund’s Statement of Additional Information.

The Fund’s current performance for the most recent month end can be obtained by calling 866-348-6466. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Investment Adviser and Portfolio Managers

Christian Brothers Investment Services, Inc.

John Geissinger, CFA, Chief Investment Officer, has managed the Fund since its inception in 2021.

Hoa Quach, CFA, Managing Director, has managed the Fund since its inception in 2021.

Constance Christian, CFA, Managing Director, has managed the Fund since its inception in 2021.

Investment Sub-Advisers and Portfolio Managers

Dodge & Cox

Charles F. Pohl, Chairman, Director, Chief Investment Officer, and member of U.S. Equity Investment Committee and Emerging Markets Equity Investment Committee, has managed the portion of the Fund’s assets allocated to Dodge & Cox since 2021.

C. Bryan Cameron, Senior Vice President and member of U.S. Equity Investment Committee, has managed the portion of the Fund’s assets allocated to Dodge & Cox since 2021.

David C. Hoeft, Senior Vice President, Director, Associate Chief Investment Officer, and member of U.S. Equity Investment Committee and Global Equity Investment Committee, has managed the portion of the Fund’s assets allocated to Dodge & Cox since 2021.

Steven C. Voorhis, Vice President, Director of Research, and member of U.S. Equity Investment Committee and Global Equity Investment Committee, has managed the portion of the Fund’s assets allocated to Dodge & Cox since 2021.

Philippe Barret, Jr., Vice President and Research Analyst and member of U.S. Equity Investment Committee, has managed the portion of the Fund’s assets allocated to Dodge & Cox since 2021.

Kathleen G. McCarthy, Vice President and Research Analyst and member of U.S. Equity Investment Committee, has managed the portion of the Fund’s assets allocated to Dodge & Cox since 2021.

Karol Marcin, Vice President, Research Analyst, and member of U.S. Equity Investment Committee and Global Equity Investment Committee, has managed the portion of the Fund’s assets allocated to Dodge & Cox since 2021.

Benjamin V. Garosi, Vice President and Research Analyst and member of U.S. Equity Investment Committee, has managed the portion of the Fund’s assets allocated to Dodge & Cox since 2021.

Karim Fakhry, Vice President and Research Analyst and member of U.S. Equity Investment Committee, has managed the portion of the Fund’s assets allocated to Dodge & Cox since 2021.

Mar Vista Investment Partners, LLC

Silas Myers, CFA, Co-Founder, CEO, Portfolio Manager/Analyst, has managed the portion of the Fund’s assets allocated to Mar Vista Investment Partners, LLC since 2021.

Brian Massey, CFA, Co-Founder, President, Portfolio Manager/Analyst, has managed the portion of the Fund’s assets allocated to Mar Vista Investment Partners, LLC since 2021.

Joshua Honeycutt, CFA, Partner, Portfolio Manager/Analyst, has managed the portion of the Fund’s assets allocated to Mar Vista Investment Partners, LLC since 2021.

Jeffrey Prestine, Partner, Portfolio Manager/Analyst, has managed the portion of the Fund’s assets allocated to Mar Vista Investment Partners, LLC since 2021.

Wellington Management Company LLP

Drew Shilling CFA, Equity Portfolio Manager and Senior Managing Director, has managed the portion of the Fund’s assets allocated to Wellington Management Company LLP since 2021.

Tim Manning, Equity Portfolio Manager and Senior Managing Director , has managed the portion of the Fund’s assets allocated to Wellington Management Company LLP since 2021.

For important information about the purchase and sale of Fund shares, taxes and financial intermediary compensation, please turn to “Summary Information about the Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 121 of the prospectus.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

Investment Objective

The Catholic Responsible Investments International Equity Fund (the “Fund”) seeks to achieve long-term capital appreciation.

Fund Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy, hold, and sell Investor Shares and Institutional Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Shares		Institutional Shares
Management Fees		0.74%		0.74%
Other Expenses[1]		0.21%		0.06%
Shareholder Servicing Fee	0.15%		None
Other Operating Expenses	0.06%		0.06%
Total Annual Fund Operating Expenses[2]		0.95%		0.80%

[1]	Other Operating Expenses are based on estimated amounts for the current fiscal year.
[2]	Christian Brothers Investment Services, Inc. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding Shareholder Servicing Fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses, such as litigation expenses (collectively, “excluded expenses”)) from exceeding 0.84% of the average daily net assets of the Fund’s Investor Shares and Institutional Shares until October 31, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Catholic Responsible Investments Funds (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on October 31, 2023.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Investor Shares	$97	$303
Institutional Shares	$82	$255

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Predecessor Fund’s (as defined in “Performance Information” below) portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of well-established companies based in those countries included in the MSCI All Country World Ex-USA Index (the “Index”) that are believed to have above-average market appreciation potential.

Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities of well-established companies that are located in countries throughout the world. For purposes of the Fund’s 80% investment policy, equity securities include international equities traded on recognized global exchanges, private placements of equity securities, rights offerings, warrants, ADRs, new issues of equity securities, ETFs that primarily invest in equity securities, and derivatives, primarily index futures, with economic characteristics similar to equity securities. The Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. Some of these investments will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria. In some circumstances, the Fund may purchase ADRs, rather than foreign shares that are traded on foreign exchanges, because the ADRs have greater liquidity or for other reasons. The Fund’s securities are denominated principally in foreign currencies and are typically held outside the U.S. The Fund invests in both developed markets and emerging markets and may invest in frontier markets. The Fund defines emerging markets countries as countries that are classified by MSCI Emerging Markets Index as emerging markets, and it defines frontier markets countries as countries that are classified by MSCI Frontier Markets Index. The Fund invests principally in large and medium capitalization companies, but it may also invest in small capitalization companies.

Under normal circumstances, the Fund invests in at least three countries, and invests at least 40% of its total assets in securities of non-U.S. companies or, if conditions are not favorable, invests at least 30% of its total assets in securities of non-U.S. companies. The Fund considers a company to be a non-U.S. company if (i) the company is organized or maintains its principal place of business outside of the U.S.; (ii) the company’s securities are traded principally outside of the U.S.; (iii) at least 50% of the company’s revenues or profits are generated outside of the U.S.; (iv) at least 50% of the company’s assets are located outside of the U.S.; or (v) based on its MSCI All Country World Ex-USA Index country classification. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of the Adviser. In managing its portion of the Fund’s assets, each Sub-Adviser generally applies an active, high conviction approach that emphasizes different return drivers, including growth, value, and quality in selecting investments.

Causeway Capital Management LLC (“Causeway”)

The investment objective of Causeway’s international opportunities strategy utilized for the Fund is to seek long-term growth of capital through investment primarily in equity securities of companies in both developed markets – excluding the U.S. - and emerging markets using Causeway’s proprietary asset allocation methodology to determine developed and emerging market weightings. Pursuant to the Adviser’s Catholic Responsible Investment criteria, Causeway will not invest in companies excluded by such criteria, as provided from time to time to Causeway by the Adviser. For the developed markets portion, Causeway uses a “value” investing style, meaning that it seeks to buy stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth. Typical value characteristics Causeway considers include: low price-to-earnings ratio relative to the sector, high yield relative to the market, low price-to-book value ratio relative to the market, low price-to-cash flow ratio relative to the market, and financial strength. For the emerging markets portion, Causeway uses a quantitative investment approach through its proprietary computer model, which analyzes a variety of fundamental, technical and macroeconomic characteristics to assist in selecting securities. Causeway uses quantitative signals from systems developed and managed by its quantitative portfolio managers and qualitative input from its fundamental portfolio managers to determine the allocation of assets between the international value portfolio and the emerging markets portfolio. Quantitative signals are generated by a proprietary asset allocation model designed by the quantitative portfolio managers to indicate when allocations to emerging markets should increase or decrease relative to the international opportunities strategy’s benchmark, the MSCI ACWI ex USA Index (Gross). The model currently analyzes factors in five categories: valuation, earnings growth, financial strength, macroeconomics, and risk aversion. Causeway’s fundamental portfolio managers evaluate these quantitative signals in light of fundamental analysis and the portfolio managers, as a team, determine the allocation between the international value portfolio and the emerging markets portfolio. The allocation is reassessed by the quantitative model daily and adjusted periodically when deemed appropriate by the investment team.

Principal Global Investors, LLC (“Principal Global”)

Principal Global’s International Growth Equity strategy utilized for the Fund seeks to achieve long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of well established companies based on those countries included in the MSCI All Country World Ex-USA Growth Index that are believed to have above-average market appreciation potential. The International Growth Equity strategy will adhere to the Fund’s commitment to Catholic Responsible Investing.

Principal Global believes that fundamentally based, bottom-up stock-selection is the most reliable and repeatable source of consistent performance over time. Principal Global recognizes that stock markets price companies semi-efficiently. Principal Global believes that identifying meaningful mispricing requires skill and a strong focus on key attributes influencing changes in the magnitude, timing and certainty of earnings and cash flows. Principal Global also recognizes that persistent behavioral biases and structural impediments to capital flows create market inefficiencies and opportunities over time. Principal Global seeks to exploit these anomalies and inefficiencies through a focused fundamental research process, and a disciplined multi-faceted approach to risk management.

In this context, fundamental change is considered by Principal Global to be the commonly misunderstood distinction between good companies and timely investment opportunities. Principal Global believes the underlying drivers of change often come from sources such as favorable product cycles, operating initiatives that range from cost cutting to expanding distribution, better capital deployment, improved corporate governance, changing industry dynamics, and regulatory changes, for example. Principal Global’s analysts are responsible for identifying the key catalysts of fundamental change, and assessing their key drivers, magnitude and durability. Principal Global classifies change catalysts as internal or external, structural or cyclical. While each category offers opportunities, Principal Global believes that the most prominent tend to be internal-structural. In other words, those within the direct control of companies, with an expected duration of two years or more.

Principal Global further recognizes that investor expectations and relative valuation are closely interrelated, reflecting the degree to which consensus expectations are underestimating or mispricing fundamental change. Once Principal Global has identified the key drivers of sustainable change, Principal Global seeks to identify a smaller subset of companies where Principal Global believes current market expectations do not fully appreciate the magnitude of that change. Having deep and specific industry knowledge allows Principal Global’s investment team to identify positive changes that Principal Global expects will improve a company’s earnings and valuation profile but are not yet appreciated by the market. Principal Global believes that there is a persistent tendency for consensus views to adjust slowly and incrementally in response to positive change, which creates expectations gaps – either in the form of underappreciated growth (earnings surprise potential) and/or underappreciated improvement (valuation expansion potential). Recognizing these underlying behavioral biases may give Principal Global the opportunity to gain an advantage in staying ahead of the market, and also to manage its own behavioral vulnerabilities.

WCM Investment Management, LLC (“WCM”)

In constructing its allocated portion of the Fund’s assets, WCM starts with simple-to-understand businesses that are believed to exhibit clean financials, low-or-no debt, high or rising returns on invested capital, relatively predictable free cash flow generation, and consistent earnings/revenue growth histories. In WCM’s analysis, WCM focuses on each company’s business model (particularly its economic “moat”), its corporate culture, its management, and lastly, its valuation (using industry- and/or name-specific valuation techniques). With a minimum time horizon of 3–5 years, the portion of the Fund’s portfolio allocated to WCM is expected to have lower than average turnover; WCM expects as much as half the turnover to be position-size management (trims and adds). The product of WCM’s philosophy and process is a focused, large-cap, quality, growth portfolio.

Catholic Responsible Investing

The Fund will invest its assets in a manner consistent with the components, details and definitions of Catholic Responsible Investing (“CRI”) as adopted from time to time by the De La Salle Brothers of the Christian Schools. CRI is an investment strategy designed specifically to help investors seek sound financial returns while remaining faithful to the teachings of the Roman Catholic Church. The components and details of CRI are intended to reflect both the charism (or founding spirit) and the current teachings of the Roman Catholic Church and, as such, the components and details are as adopted from time to time by the De La Salle Brothers of the Christian Schools, currently through the action of its civil entity, the Adviser.

CRI blends core Roman Catholic Church teaching with a disciplined, diversified investment process aimed at delivering competitive, risk-adjusted returns over time. Currently, the three components of CRI are Catholic investment screening, active ownership and diversified investment management. For more information about the Fund’s policy to invest consistent with CRI and these three components, please see the section of the Fund’s Prospectus entitled “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks, Fundamental Investment Policy of Catholic Responsible Investing.”

As part of the Fund’s Catholic Responsible Investing Process, the Adviser maintains a master list of global securities that are restricted from inclusion in the Fund’s portfolio. While the Catholic Responsible Investing screening criteria are designed to exclude certain companies or investments from the potential investment universe because these companies operate businesses deemed inconsistent with Catholic values, the Adviser does not anticipate this reduction to have a material impact on the Fund’s ability to achieve its investment objective. The Adviser seeks to balance the impact of the Catholic Responsible Investing screening criteria by either overweighting select portfolio holdings or substituting additional holdings so that the Fund’s overall portfolio composition is adjusted to achieve its investment objective. As a result, Fund performance may be different than a fund with a similar investment strategy that does not invest in accordance with Catholic Responsible Investing screening criteria.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

Equity Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Large-Capitalization Company Risk – The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Small- and Mid-Capitalization Company Risk – The mid- and small-capitalization companies the Fund may invest in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium- and small-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid- and small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts and P-Notes, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Offerings of securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities, including A Shares of Chinese companies purchased through Stock Connect, are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are more concentrated and less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. In certain emerging markets, governments have historically exercised substantial control over the economy through administrative regulation and/or state ownership. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Derivatives Risk — Futures contracts, forward contracts, options and swaps are subject to market risk, leverage risk, correlation risk and liquidity risk. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund’s performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Forward contracts and swap agreements are also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described elsewhere in this section. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of an initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Active Management Risk — The Fund is subject to the risk that the Sub-Advisers’ judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Foreign Currency Risk – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

Capital Gain Risk – As of the date of this Prospectus a substantial portion of the Fund’s net asset value is attributable to net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it makes capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax adviser about your investment in the Fund.

Catholic Values Investing Risk – The Fund considers the Adviser’s Catholic Responsible Investment criteria in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the Adviser’s Catholic Responsible Investment criteria. This means that the Fund may underperform other similar mutual funds that do not consider these criteria when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) with the principles contained in the Adviser’s Catholic Responsible Investment criteria.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Performance Information

The performance shown in the bar chart and performance table is the performance of another investment vehicle (the “Predecessor Fund”) prior to the commencement of the Fund’s operations. Class A Shares of the Predecessor Fund reorganized into Investor Shares of the Fund, and Class B, Class C and Class X Shares of the Predecessor Fund reorganized into Institutional Shares of the Fund on December 6, 2021. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. The Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Investor Shares expenses, and with respect to the table Institutional Shares. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower.

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year for the one, five and ten year periods and by showing how the Predecessor Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s current performance for the most recent month end can be obtained by calling 866-348-6466. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable.

Annual Total Return for Years Ended December 31

Best Quarter	Worst Quarter
21.09%	(23.39)%
6/30/2020	3/31/2020

The performance information shown above is based on a calendar year. Year to date performance of Investor Shares (non-annualized and before taxes) as of September 30, 2021: 7.46%.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND	1 Year	5 Years	10 Years
Fund Returns Before Taxes
Institutional Shares	19.93%	11.75%	7.58%
Investor Shares	19.72%	11.57%	7.41%
MSCI All Country World Ex-USA Index (reflects no deduction for fees, expenses or taxes)*	11.13%	9.43%	5.40%

*	The MSCI ACWI ex USA Index captures large and mid cap representation across 22 of 23 developed markets countries (excluding the US) and 27 emerging markets countries. With 2,354 constituents, the index covers approximately 85% of the global equity opportunity set outside the US.

Investment Adviser and Portfolio Managers

Christian Brothers Investment Services, Inc.

John Geissinger, CFA, Chief Investment Officer, has managed the Fund since its inception in 2021.

Hoa Quach, CFA, Managing Director, has managed the Fund since its inception in 2021.

Constance Christian, CFA, Managing Director, has managed the Fund since its inception in 2021.

Investment Sub-Advisers and Portfolio Managers

Causeway Capital Management LLC

Brian Cho, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Causeway Capital Management LLC since 2021.

Jonathan Eng, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Causeway Capital Management LLC since 2021.

Joe Gubler, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Causeway Capital Management LLC since 2021.

Harry Hartford, President, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Causeway Capital Management LLC since 2021.

Arjun Jayaraman, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Causeway Capital Management LLC since 2021.

Sarah Ketterer, Chief Executive Officer, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Causeway Capital Management LLC since 2021.

MacDuff Kuhnert, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Causeway Capital Management LLC since 2021.

Ellen Lee, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Causeway Capital Management LLC since 2021.

Conor Muldoon, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Causeway Capital Management LLC since 2021.

Ryan Myers, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Causeway Capital Management LLC since 2021.

Seven Nguyen, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Causeway Capital Management LLC since 2021.

Alessandro Valentini, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Causeway Capital Management LLC since 2021.

Principal Global Investors, LLC

Paul H. Blankenhagen, CFA, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Principal Global Investors since 2021.

Juliet Cohn, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Principal Global Investors since 2021.

WCM Investment Management

Sanjay Ayer, CFA, Portfolio Manager, Business Analyst, has managed the portion of the Fund’s assets allocated to WCM Investment Management, LLC since 2021.

Paul R. Black, President, co-Chief Executive Officer, has managed the portion of the Fund’s assets allocated to WCM Investment Management, LLC since 2021.

Peter J. Hunkel, Portfolio Manager, Business Analyst, has managed the portion of the Fund’s assets allocated to WCM Investment Management, LLC since 2021.

Michael B. Trigg, Portfolio Manager, Business Analyst, has managed the portion of the Fund’s assets allocated to WCM Investment Management, LLC since 2021.

Kurt R. Winrich, CFA, Portfolio Manager, co-Chief Executive Officer, has managed the portion of the Fund’s assets allocated to WCM Investment Management, LLC since 2021.

For important information about the purchase and sale of Fund shares, taxes and financial intermediary compensation, please turn to “Summary Information about the Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 121 of the prospectus.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

Investment Objective

The Catholic Responsible Investments Small-Cap Fund (the “Fund”) seeks to replicate the performance of the S&P SmallCap 600® Index, an index representing small capitalization companies.

Fund Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy, hold, and sell Institutional Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.20%
Other Expenses[1]	0.08%
Total Annual Fund Operating Expenses[2]	0.28%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Christian Brothers Investment Services, Inc. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding shareholder servicing fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses, such as litigation expenses (collectively, “excluded expenses”)) from exceeding 0.31% of the Fund’s average daily net assets until October 31, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Catholic Responsible Investments Funds (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on October 31, 2023.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Shares	$29	$90

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Predecessor Fund’s (as defined in “Performance Information” below) portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

The Fund uses a passive optimization process managed by Rhumbline Advisers, the Fund’s Sub-Adviser (“Sub-Adviser”), which is designed to track the performance of the S&P 600® Index (the “Index”). The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Index. The Index is a well-known stock market index that measures the performance of small-capitalization companies in the United States. Under normal circumstances, the Fund intends to invest at least 95% of its net assets, plus any borrowings for investment purposes, in securities listed in the Index.

The market value of the Fund’s investments in derivatives or other synthetic instruments that provide exposure comparable, in the judgment of the Adviser or Sub-Adviser, to the foregoing types of investments may be counted toward the Fund’s goal of investing at least 95% of its net assets in securities listed in the Index. The Fund attempts to replicate the investment performance of the Index and generally intends to invest in all stocks comprising the Index in approximate proportion to their weightings in the Index, except with respect to securities screened by the Adviser’s Catholic Responsible Investment criteria. The Fund is designed to balance the impact of Catholic Investment screens by overweighting select holdings so that the Fund’s broad quantitative characteristics match those of the Index as closely as possible.

However, it may not be possible or practicable to purchase all stocks of the Index in those weightings. When it is not possible or practicable to purchase all stocks of the Index in those weightings, the Fund may purchase a sample of the stocks listed in the Index in proportions expected by the Sub-Adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

In addition to common stocks in the Index, the Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. Some of these investments will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria. The Fund may also, to the extent permitted by applicable law, invest in shares of other funds or pooled vehicles, including mutual funds and exchange-traded funds (including those advised by the Adviser), real estate investment trusts (“REITs”), and master limited partnerships (“MLPs”) whose investment objectives and policies are similar to those of the Fund.

The Fund is classified as diversified under the 1940 Act; however, the Fund may become non-diversified solely as a result of a changes in the composition of the Index (e.g., changes in weightings of one or more component securities). When the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.

The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated.

Catholic Responsible Investing

The Fund will invest its assets in a manner consistent with the components, details and definitions of Catholic Responsible Investing (“CRI”) as adopted from time to time by the De La Salle Brothers of the Christian Schools. CRI is an investment strategy designed specifically to help investors seek sound financial returns while remaining faithful to the teachings of the Roman Catholic Church. The components and details of CRI are intended to reflect both the charism (or founding spirit) and the current teachings of the Roman Catholic Church and, as such, the components and details are as adopted from time to time by the De La Salle Brothers of the Christian Schools, currently through the action of its civil entity, the Adviser.

CRI blends core Roman Catholic Church teaching with a disciplined, diversified investment process aimed at delivering competitive, risk-adjusted returns over time. Currently, the three components of CRI are Catholic investment screening, active ownership and diversified investment management. For more information about the Fund’s policy to invest consistent with CRI and these three components, please see the section of the Fund’s Prospectus entitled “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks, Fundamental Investment Policy of Catholic Responsible Investing.”

As part of the Fund’s Catholic Responsible Investing Process, the Adviser maintains a master list of global securities that are restricted from inclusion in the Fund’s portfolio. While the Catholic Responsible Investing screening criteria are designed to exclude certain companies from the potential investment universe available to the Fund because these companies operate business deemed inconsistent with Catholic values, the Adviser does not anticipate this reduction to have a material impact on the Fund’s ability to achieve its investment objective. To illustrate the impact of excluding securities from the S&P 600 Index, as of June 30, 2021, 15 small-cap companies were excluded by the Catholic Responsible Investing screening criteria, or approximately 2.6% of the market value of the S&P 600 Index, weighted by capitalization. The Adviser seeks to balance the impact of the Catholic Responsible Investing screening criteria by overweighting select portfolio holdings so that the Fund’s overall portfolio composition is adjusted to achieve its investment objective. While this may increase short term tracking error of the Fund, the Fund seeks to match the total return of the S&P Small Cap 600 Index, gross of fees and expenses, over three- and five-year periods while attempting to maintain an expected annualized tracking error of no greater than 0.30%, gross of fees and expenses.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

Equity Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Small-Capitalization Company Risk – The Fund is also subject to the risk that small-cap stocks may underperform other segments of the equity market or the equity market as a whole. Small-cap companies may be more vulnerable to adverse corporate, business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management team. Therefore, small-cap stocks may be more volatile than those of larger companies and may be subject to great liquidity risk. These securities may be traded over-the-counter or listed on an exchange.

Indexing Strategy/Index Tracking Risk — The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. The Fund’s performance may not match the performance of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. As discussed below, the Fund’s performance may also be affected because of the impact of the Adviser’s Catholic Responsible Investment criteria on the portfolio holdings of the Fund. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions.

Catholic Values Investing Risk – The Fund considers the Adviser’s Catholic Responsible Investment criteria in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the Adviser’s Catholic Responsible Investment criteria. This means that the Fund may underperform other similar mutual funds that do not consider these criteria when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) with the principles contained in the Adviser’s Catholic Responsible Investment criteria.

Non-Diversification Risk—To the extent the Fund becomes non-diversified, the Fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, when the Fund is non-diversified, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than when the Fund’s invested assets are diversified.

Industry Concentration Risk – The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. Concentrating Fund investments in companies conducting business in the same industry will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments affecting that industry than if its investments were not so concentrated.

Derivatives Risk — Futures contracts and options are subject to market risk, leverage risk, correlation risk and liquidity risk. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund’s performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Forward contracts are also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is the risk that the issuer will fail to pay interest fully and return principal in a timely manner. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of an initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Capital Gain Risk – As of the date of this Prospectus a substantial portion of the Fund’s net asset value is attributable to net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it makes capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax adviser about your investment in the Fund.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Performance Information

The performance shown in the bar chart and performance table is the performance of another investment vehicle (the “Predecessor Fund”) prior to the commencement of the Fund’s operations. Class A, Class B and Class X Shares of the Predecessor Fund reorganized into Institutional Shares of the Fund on December 6, 2021. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. The Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Institutional Shares expenses. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower. Certain financial statements of the Predecessor Fund are provided in Appendix C to the Fund’s Statement of Additional Information.

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year for the one, five and ten year periods and by showing how the Predecessor Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s current performance for the most recent month end can be obtained by calling 866-348-6466. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable.

Annual Total Return for Years Ended December 31

Best Quarter	Worst Quarter
30.81%	(32.62)%
12/31/2020	3/31/2020

The performance information shown above is based on a calendar year. Year to date performance of Institutional Shares (non-annualized and before taxes) as of September 30, 2021: 20.37%.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND	1 Year	5 Years	10 Years
Fund Returns Before Taxes	11.02%	11.56%	10.18%
S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes)*	11.29%	12.36%	11.91%

*	The S&P SmallCap 600® seeks to measure the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

Investment Adviser and Portfolio Managers

Christian Brothers Investment Services, Inc.

John Geissinger, CFA, Chief Investment Officer, has managed the Fund since its inception in 2021.

Hoa Quach, CFA, Managing Director, has managed the Fund since its inception in 2021.

Constance Christian, CFA, Managing Director, has managed the Fund since its inception in 2021.

Investment Sub-Adviser and Portfolio Managers

RhumbLine Advisers

Alex Ryer, CFA, Chief Investment Officer, has managed the portion of the Fund’s assets allocated to RhumbLine Advisers since 2021.

Julie Lind, Portfolio Manager, has managed the portion of the Fund’s assets allocated to RhumbLine Advisers since 2021.

Jeff Kusmierz, Portfolio Manager, has managed the portion of the Fund’s assets allocated to RhumbLine Advisers since 2021.

Antonio Ballestas, Portfolio Manager, has managed the portion of the Fund’s assets allocated to RhumbLine Advisers since 2021.

Drew Zagarri, CFA, Portfolio Manager, has managed the portion of the Fund’s assets allocated to RhumbLine Advisers since 2021.

For important information about the purchase and sale of Fund shares, taxes and financial intermediary compensation, please turn to “Summary Information about the Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 121 of the prospectus.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

Investment Objective

The Catholic Responsible Investments International Small-Cap Fund (the “Fund”) seeks to achieve long-term capital appreciation.

Fund Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy, hold, and sell Institutional Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.96%
Other Expenses[1]	0.28%
Total Annual Fund Operating Expenses	1.24%
Less Fee Reductions and/or Expense Reimbursements[2]	(0.09)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.15%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Christian Brothers Investment Services, Inc. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding shareholder servicing fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses, such as litigation expenses (collectively, “excluded expenses”)) from exceeding 1.15% of the Fund’s average daily net assets until October 31, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Catholic Responsible Investments Funds (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on October 31, 2023.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Shares	$117	$371

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Predecessor Fund’s (as defined in “Performance Information” below) portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of small capitalization companies based in those countries included in the MSCI All Country World ex-US Small Cap Index (the “Index”) that are believed to have above-average market appreciation potential. Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus borrowings for investment purposes in a broadly diversified portfolio of equity securities of small capitalization companies that are located in countries throughout the world. The Fund generally considers small-cap foreign companies to be those companies with similar market capitalization and located in countries included in the MSCI All Country World ex-US Small Cap Index. For purposes of the Fund’s 80% investment policy, equity securities include international equities traded on recognized global exchanges, private placements of equity securities, rights offerings, warrants, ADRs, new issues of equity securities, ETFs that primarily invest in equity securities, and derivatives, primarily index futures with economic characteristics similar to equity securities. The Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. In some circumstances, the Fund may purchase ADRs, rather than foreign shares that are traded on foreign exchanges, because the ADRs have greater liquidity or for other reasons. Some of these investments will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

From time to time, the Fund may also focus its investments in a particular geographic region, such as Europe or Asia. The Fund invests in both developed markets and emerging markets but will not invest in frontier markets. The Fund defines emerging markets countries as countries that are classified by MSCI Emerging Markets Index as emerging markets, and it defines frontier markets countries as countries that are classified by MSCI Frontier Markets Index. The Fund generally invests in at least three different countries, and invest at least 40% of its assets in securities of non-U.S. companies or, if conditions are not favorable, invest at least 30% of its assets in securities of non-U.S. companies. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of the Adviser.

Global Alpha Capital Management Ltd. (“Global Alpha”)

Global Alpha’s International Small Cap Strategy used for the Fund consists of a concentrated portfolio of international small capitalization stocks, between 50 and 70 names, chosen by utilizing a fundamental approach to identify companies deemed to have unrecognized and accelerating earnings growth potential. The investment team’s bottom-up stock selection process is guided by key international themes that drive growth potential. Global Alpha believes the key to generating consistent added value for clients over time is by creating portfolios from the bottom-up, using a global thematic perspective and a risk-controlled, low turnover approach. The application of this approach results in a portfolio with a core / growth style bias.

Lazard Asset Management LLC (“Lazard”)

The Lazard strategy utilized for the Fund seeks to outperform the MSCI ACW ex-US Small Cap Index. Lazard seeks consistency throughout market cycles and relies on a core, bottom-up stock selection approach while avoiding unwanted top-down or macro exposures to achieve this objective. The investment universe for the portion of the Fund’s assets allocated to Lazard consists of approximately 6,000 developed and emerging-market small cap stocks using an active, quantitatively based investment process that evaluates each company’s growth potential, valuation, market sentiment and financial quality on a daily basis relative to global peers. Portfolio risks are managed independently by maintaining exposures that are similar to the benchmark including region, industry, country, capitalization and beta.

The active, quantitative approach utilized by Lazard’s portfolio management team begins by defining the universe of stocks with sufficient liquidity and data to develop a proper analysis. Additional criteria are used to restrict the universe according to the Fund’s commitment to Catholic Responsible InvestingSM. Companies are evaluated daily relative to peers according to Lazard’s assessment of four independent measures, including growth potential, valuation, market sentiment and financial quality. Companies deemed to have the most attractive rankings will typically receive the largest relative weight. Risk is managed on a benchmark relative basis controlling country, industry, sector, capitalization, beta within prescribed ranges around the benchmark allowing stock selection to determine relative return.

The Fund will typically invest the majority of its assets allocated to Lazard in equity securities, including REITs of non-US developed and emerging markets companies. Under normal circumstances, the Fund invests at least 80% of its assets allocated to Lazard in equity securities. Asset allocation among countries and regions is designed to approximate that of the underlying benchmark, attempting to assure return consistency with the asset class. Lazard will not engage in market timing or make significant shifts between country markets or economic sectors based on their outlook.

Catholic Responsible Investing

The Fund will invest its assets in a manner consistent with the components, details and definitions of Catholic Responsible Investing (“CRI”) as adopted from time to time by the De La Salle Brothers of the Christian Schools. CRI is an investment strategy designed specifically to help investors seek sound financial returns while remaining faithful to the teachings of the Roman Catholic Church. The components and details of CRI are intended to reflect both the charism (or founding spirit) and the current teachings of the Roman Catholic Church and, as such, the components and details are as adopted from time to time by the De La Salle Brothers of the Christian Schools, currently through the action of its civil entity, the Adviser.

CRI blends core Roman Catholic Church teaching with a disciplined, diversified investment process aimed at delivering competitive, risk-adjusted returns over time. Currently, the three components of CRI are Catholic investment screening, active ownership and diversified investment management. For more information about the Fund’s policy to invest consistent with CRI and these three components, please see the section of the Fund’s Prospectus entitled “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks, Fundamental Investment Policy of Catholic Responsible Investing.”

As part of the Fund’s Catholic Responsible Investing Process, the Adviser maintains a master list of global securities that are restricted from inclusion in the Fund’s portfolio. While the Catholic Responsible Investing screening criteria are designed to exclude certain companies or investments from the potential investment universe because these companies operate businesses deemed inconsistent with Catholic values, the Adviser does not anticipate this reduction to have a material impact on the Fund’s ability to achieve its investment objective. The Adviser seeks to balance the impact of the Catholic Responsible Investing screening criteria by either overweighting select portfolio holdings or substituting additional holdings so that the Fund’s overall portfolio composition is adjusted to achieve its investment objective. As a result, Fund performance may be different than a fund with a similar investment strategy that does not invest in accordance with Catholic Responsible Investing screening criteria.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

Equity Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Small-Capitalization Company Risk – The Fund is also subject to the risk that small-cap stocks may underperform other segments of the equity market or the equity market as a whole. Small-cap companies may be more vulnerable to adverse corporate, business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management team. Therefore, small-cap stocks may be more volatile than those of larger companies and may be subject to great liquidity risk. These securities may be traded over-the-counter or listed on an exchange.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts and P-Notes, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Offerings of securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities, including A Shares of Chinese companies purchased through Stock Connect, are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are more concentrated and less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. In certain emerging markets, governments have historically exercised substantial control over the economy through administrative regulation and/or state ownership. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Active Management Risk — The Fund is subject to the risk that the Sub-Advisers’ judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Derivatives Risk — Futures contracts, forward contracts, options and swaps are subject to market risk, leverage risk, correlation risk and liquidity risk. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund’s performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Forward contracts and swap agreements are also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described elsewhere in this section. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of an initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Foreign Currency Risk – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

Capital Gain Risk – As of the date of this Prospectus a substantial portion of the Fund’s net asset value is attributable to net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it makes capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax adviser about your investment in the Fund.

Catholic Values Investing Risk – The Fund considers the Adviser’s Catholic Responsible Investment criteria in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the Adviser’s Catholic Responsible Investment criteria. This means that the Fund may underperform other similar mutual funds that do not consider these criteria when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) with the principles contained in the Adviser’s Catholic Responsible Investment criteria.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Performance Information

The performance shown in the bar chart and performance table is the performance of another investment vehicle (the “Predecessor Fund”) prior to the commencement of the Fund’s operations. Class B Shares and Class X Shares of the Predecessor Fund reorganized into Institutional Shares of the Fund on December 6, 2021. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. The Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Institutional Shares expenses. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower. Certain financial statements of the Predecessor Fund are provided in Appendix C to the Fund’s Statement of Additional Information.

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year for the one year and since inception periods and by showing how the Predecessor Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s current performance for the most recent month end can be obtained by calling 866-348-6466. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable.

Annual Total Return for Years Ended December 31

Best Quarter	Worst Quarter
18.96%	(27.20)%
6/30/2020	3/31/2020

The performance information shown above is based on a calendar year. Year to date performance of Institutional Shares (non-annualized and before taxes) as of September 30, 2021: 13.46%.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND	1 Year	Since Inception (December 30, 2019)
Fund Returns Before Taxes	7.00%	7.00%
MSCI All Country World Ex-US Small-Cap Index (reflects no deduction for fees, expenses or taxes)*	14.67%	14.67%

*	The MSCI ACWI ex USA Small Cap Index captures small cap representation across 22 of 23 developed markets countries (excluding the US) and 26 emerging markets countries. With 4,391 constituents, the index covers approximately 14% of the global equity opportunity set outside the US.

Investment Adviser and Portfolio Managers

Christian Brothers Investment Services, Inc.

John Geissinger, CFA, Chief Investment Officer, has managed the Fund since its inception in 2021.

Hoa Quach, CFA, Managing Director, has managed the Fund since its inception in 2021.

Constance Christian, CFA, Managing Director, has managed the Fund since its inception in 2021.

Investment Sub-Advisers and Portfolio Managers

Lazard Asset Management LLC

Paul Moghtader, Managing Director, Portfolio Manager/Analyst, has managed the portion of the Fund’s assets allocated to Lazard Asset Management LLC since 2021.

Taras Ivanenko, Director, Portfolio Manager/Analyst, has managed the portion of the Fund’s assets allocated to Lazard Asset Management LLC since 2021.

Peter Kashanek, Director, Portfolio Manager/Analyst, has managed the portion of the Fund’s assets allocated to Lazard Asset Management LLC since 2021.

Ciprian Marin, Director, Portfolio Manager/Analyst, has managed the portion of the Fund’s assets allocated to Lazard Asset Management LLC since 2021.

Craig Scholl, Director, Portfolio Manager/Analyst, has managed the portion of the Fund’s assets allocated to Lazard Asset Management LLC since 2021.

Susanne Willumsen, Managing Director, Portfolio Manager/Analyst, has managed the portion of the Fund’s assets allocated to Lazard Asset Management LLC since 2021.

Alex Lai, Director, Portfolio Manager/Analyst, has managed the portion of the Fund’s assets allocated to Lazard Asset Management LLC since 2021.

Global Alpha Capital Management, Ltd.

Robert Beauregard, Chief Investment Officer and Portfolio Manager, has managed the portion of the Fund’s assets allocated to Global Alpha Capital Management, Ltd. since 2021.

David Savignac, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Global Alpha Capital Management, Ltd. since 2021.

Qing Ji, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Global Alpha Capital Management, Ltd. since 2021.

Serge Depatie, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Global Alpha Capital Management, Ltd. since 2021.

Sain Godil, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Global Alpha Capital Management, Ltd. since 2021.

For important information about the purchase and sale of Fund shares, taxes and financial intermediary compensation, please turn to “Summary Information about the Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 121 of the prospectus.

Summary Information about the Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares on any day that the New York Stock Exchange (“NYSE”) is open for business.

To purchase Institutional or Investor Shares (if applicable) of a Fund, you must generally invest at least the minimums presented below. Systematic planned contributions are required to be at least $1,000.

Name of Fund	Investor Shares	Institutional Shares
Catholic Responsible Investments Magnus 45/55 Fund	$5,000	$15,000,000
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	$5,000	$15,000,000
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	$5,000	$15,000,000
Catholic Responsible Investments Magnus 75/25 Fund	$5,000	$15,000,000
Catholic Responsible Investments Ultra Short Bond Fund	N/A	$5,000
Catholic Responsible Investments Short Duration Bond Fund	N/A	$5,000
Catholic Responsible Investments Opportunistic Bond Fund	$5,000	$5,000,000
Catholic Responsible Investments Bond Fund	$5,000	$5,000,000
Catholic Responsible Investments Equity Index Fund	N/A	$3,000,000
Catholic Responsible Investments Multi-Style US Equity Fund	$5,000	$5,000,000
Catholic Responsible Investments International Equity Fund	$5,000	$5,000,000
Catholic Responsible Investments Small-Cap Fund	N/A	$3,000,000
Catholic Responsible Investments International Small-Cap Fund	N/A	$1,000,000

Each Fund reserves the right to waive the minimum investment amounts in its sole discretion.

If you own your shares directly, you may redeem your shares by contacting the Funds directly by mail at: Catholic Responsible Investments Funds, P.O. Box 588, Portland, ME 04112 (Express Mail Address: Catholic Responsible Investments Funds, c/o Atlantic Shareholder Services, LLC, Three Canal Plaza, Ground Floor, Portland, ME 04101) or telephone at 866-348-6466.

If you own your shares through an account with a broker or other financial intermediary, contact that broker or financial intermediary to redeem your shares. Your broker or financial intermediary may charge a fee for its services in addition to the fees charged by the Funds.

Tax Information

Each Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (“IRA”), in which case your distribution will be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks

The Funds’ Investment Objectives

The investment objective of each of the Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund and Catholic Responsible Investments Magnus 75/25 Fund seeks to achieve current income and long-term capital appreciation.

The investment objective of the Catholic Responsible Investments Ultra Short Bond Fund seeks to provide current income consistent with the preservation of capital.

The investment objective of the Catholic Responsible Investments Short Duration Bond Fund seeks maximum current income consistent with the preservation of capital.

The investment objective of the Catholic Responsible Investments Opportunistic Bond Fund seeks current income and to provide relatively low correlation to equity assets.

The investment objective of the Catholic Responsible Investments Bond Fund seeks current income and long-term capital appreciation.

The investment objective of the Catholic Responsible Investments Equity Index Fund seeks to replicate as closely as possible, before expenses, the performance of the S&P500® Index.

The investment objective of the Catholic Responsible Investments Multi-Style US Equity Fund seeks to achieve long-term capital appreciation.

The investment objective of the Catholic Responsible Investments International Equity Fund seeks to achieve long-term capital appreciation.

The investment objective of the Catholic Responsible Investments Small-Cap Fund seeks to replicate the performance of the S&P SmallCap 600® Index, an index representing small capitalization companies.

The investment objective of the Catholic Responsible Investments International Small-Cap Fund seeks to achieve long-term capital appreciation.

Each Fund’s investment objective is not a fundamental policy and may be changed by the Board without shareholder approval.

The Funds’ Principal Investment Strategies

Fundamental Investment Policy of Catholic Responsible Investing

As a fundamental policy, each Fund will invest its assets in a manner consistent with the components, details and definitions of Catholic Responsible Investing (“CRI”) as adopted from time to time by the De La Salle Brothers of the Christian Schools (or any successor thereto). For the avoidance of doubt, a change in a particular component, detail or definition of CRI will not require shareholder approval. However, shareholders will be provided notice of any change in a particular component, detail or definition of CRI that materially impacts a Fund or its principal investment strategies.

CRI is an investment strategy designed specifically to help investors earn sound financial returns while remaining faithful to the teachings of the Roman Catholic Church. The components and details of CRI are intended to reflect both the charism (or founding spirit) and the current teachings of the Roman Catholic Church and, as such, the components and details are as adopted from time to time by the De La Salle Brothers of the Christian Schools, currently through the action of its civil entity, the Adviser.

CRI blends core Roman Catholic Church teaching with a disciplined, diversified investment process aimed at delivering competitive, risk-adjusted returns over time. Currently, the three components of CRI are Catholic investment screening, active ownership and diversified investment management.

Catholic Investment Screening

Catholic investment screening seeks to avoid the Funds benefiting from company activities that violate Roman Catholic Church teachings. This screening reflects a detailed understanding of Roman Catholic Church moral theology to identify products and activities that cause companies to be excluded from investment portfolios. These currently are:

•	Activities that violate Roman Catholic Church life ethics including abortion, contraception, and embryonic stem cell research
•	The production of pornographic materials
•	The production of landmines or firearms
•	The production of nuclear or conventional weapons
•	The production of cigarettes and other tobacco products
•	Companies that have the highest impact on carbon emissions and who are likely unable to adapt their business model to be part of the solution to climate change.

The Adviser conducts in-depth reviews of companies’ activities to determine their suitability for the Funds. The Adviser uses a bottom-up approach based on third-party and original research spanning global markets to monitor companies’ products and services. The screening process is dynamic and involves constant monitoring. The universe of developed and emerging market publicly traded companies is evaluated on an ongoing basis. Only those companies that pass the Catholic investment screens are eligible for investment by the Funds.

Active Ownership

In keeping with Roman Catholic Church teaching, CRI also takes an active approach to ownership, working on behalf of the Funds to encourage companies to improve their policies and practices. CRI holds as a principle that shareholder advocacy is an essential aspect of the Adviser’s fiduciary duty and can help employees, local communities, and the environment, and can potentially reduce investment risk and improve shareholder value. In addition to filing shareholder resolutions and voting proxies, CRI requires the Adviser to engage in long-term dialogue with companies to advise them and hold them accountable as responsible corporate citizens whose activities have global impacts. The issues addressed through active ownership build on those addressed in Catholic investment screening.

Diversified Asset Management

The Funds’ manager of managers approach is also a core tenant of CRI, intended to deliver a broadly diversified and disciplined set of portfolios reflective of Roman Catholic Church values. Through ongoing monitoring of sub-advisers, the Adviser provides an independent overlay to seek to assure that the Funds’ sub-advisers’ choices generate both competitive financial returns and continue to support Roman Catholic Church beliefs.

Catholic Responsible Investments Magnus Funds

The Catholic Responsible Investments Magnus Funds consists of the following four funds: Catholic Responsible Investments Magnus 45/55 Fund; Catholic Responsible Investments Magnus 60/40 Beta Plus Fund; Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund; Catholic Responsible Investments Magnus 75/25 Fund (each, a “Magnus Fund” and collectively, the “Magnus Funds”).

The Magnus Funds seek to achieve their respective investment objectives by using a “fund-of-funds” strategy. Accordingly, the Magnus Funds invest in a combination of other Catholic Responsible Investments mutual funds (the “Underlying Funds”) in accordance with their target asset allocations. These Underlying Funds invest their assets directly in equity, fixed-income, and other securities in accordance with their own investment objectives and policies. The Underlying Funds are managed using both indexed and active management styles. Under normal circumstances, the Magnus Funds do not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

Each Magnus Fund is invested in accordance with a distinct target portfolio allocation designed to accommodate different investment goals and risk tolerances. Through its investments in the Underlying Funds, each Magnus Fund’s target allocation is intended to allocate the Magnus Fund’s assets among various asset classes, such as equity securities and fixed-income securities. The portfolios of the Magnus 60/40 Beta Plus Fund, the 60/40 Alpha Plus Fund, and the Magnus 75/25 Fund are more heavily allocated to stocks, and reflect a more aggressive approach. The portfolio of the Magnus 45/55 Fund is more heavily allocated to fixed-income investments and reflects a more conservative approach. The portfolios of the Magnus 60/40 Beta Plus Fund and the Magnus 60/40 Alpha Plus Fund reflect the same allocation to stocks and fixed-income securities, but the Magnus 60/40 Beta Plus Fund is more heavily allocated to Underlying Funds that use a “passive” management strategy, and the Magnus 60/40 Alpha Plus Fund is more heavily allocated to Underlying Funds that use an “active” management strategy. The Magnus 75/25 Fund is designed as the most aggressive of the Magnus Funds and the Magnus 45/55 Fund is designed as the most conservative of the Magnus Funds.

In determining the asset allocation of the Magnus Funds, the Adviser will rely on the experience of its investment personnel and its evaluation of the overall financial markets, including, but not limited to, information about the economy, interest rates, and the long-term absolute and relative returns of various asset classes. Consideration will also be given to the investment styles of the managers of the Underlying Funds and their historic patterns of performance relative to their asset class and to other Underlying Funds.

Periodic changes in allocations among the Underlying Funds will be based on information about the financial markets, changes within particular Underlying Funds, or the introduction of new Catholic Responsible Investments Funds that would, in the Adviser’s opinion, enhance the return potential of the Magnus Funds. These changes will be implemented as necessary, recognizing that these decisions tend to be long-term in nature, based on information about the financial markets and on a Magnus Fund’s investment objective.

The following chart shows each Magnus Fund’s target asset allocation among the various asset classes and which underlying funds may be used within each asset class as of the date of this prospectus. The Adviser may permit modest deviations from the target asset allocations listed below, typically within a range of 2.5% of the allocation to Underlying Funds, and within 5% of the allocation to equity and fixed-income securities. Market appreciation or depreciation may cause a Magnus Fund to be outside of its target asset allocation range. Further, differences in the performance of the Underlying Funds and the size and frequency of purchase and redemption orders may also affect a Magnus Fund’s actual allocations. Accordingly, a Magnus Fund’s actual allocations may differ from this illustration.

Asset Classes and Underlying Funds	Magnus 45/55 Fund	Magnus 60/40 Beta Plus Fund	Magnus 60/40 Alpha Plus Fund	Magnus 75/25 Fund
Equity Funds	45%	60%	60%	75%
Catholic Responsible Investments Equity Index Fund	22.25%	39.00%	15.00%	33.75%
Catholic Responsible Investments Multi-Style US Equity Fund	7.00%	0.00%	24.00%	15.00%
Catholic Responsible Investments International Equity Fund	9.00%	12.00%	12.00%	15.00%
Catholic Responsible Investments Small-Cap Fund	4.50%	6.00%	6.00%	7.50%
Catholic Responsible Investments International Small-Cap Fund	2.25%	3.00%	3.00%	3.75%
Fixed-Income Funds	55%	40%	40%	25%
Catholic Responsible Investments Ultra Short Bond Fund	0.00%	0.00%	0.00%	0.00%
Catholic Responsible Investments Short Duration Bond Fund	13.75%	10.00%	10.00%	6.25%
Catholic Responsible Investments Opportunistic Bond Fund	13.75%	10.00%	10.00%	6.25%
Catholic Responsible Investments Bond Fund	27.50%	20.00%	20.00%	12.50%

The Adviser reserves the right to modify a Magnus Fund’s target asset allocations and to substitute other Underlying Funds and add additional Underlying Funds from time to time should circumstances warrant a change. The Adviser may periodically rebalance each Magnus Fund’s investments in the Underlying Funds to bring the Magnus Fund back within its target range.

Each Magnus Fund’s investment performance is directly related to the investment performance of the Underlying Funds. Because the Underlying Funds invest their assets directly in equity, fixed-income and other securities in accordance with their own investment objectives and policies, each investor should review the investment strategy of each Underlying Fund prior to investing in the Magnus Funds. A description of the investment strategy of each Underlying Fund can be found in such Underlying Fund’s “Fund Summary” section of this prospectus.

An investment in the Magnus Funds may be appropriate for investors who are willing to accept the risks and uncertainties of investing in funds which allocate their assets among various asset classes and market segments in the hope of achieving long-term capital growth and current income.

The Magnus Funds are subject to asset allocation risk, which is the risk that the selection of the Underlying Funds and the allocation of the Underlying Funds’ assets among the various asset classes and market segments will cause the Magnus Funds to underperform other funds with similar investment objectives.

The Magnus Funds purchase shares of the Underlying Funds. When the Magnus Funds invest in an Underlying Fund, in addition to directly bearing the expenses associated with their own operations, they will bear a pro rata portion of the Underlying Fund’s expenses.

Through their investments in the Underlying Funds, the Magnus Funds will be subject to the risks associated with the Underlying Funds’ investments. A summary of the principal risks of each Underlying Fund can be found in such Underlying Fund’s “Fund Summary” section of this prospectus. Please see “The Funds’ Principal Investment Risks” section for a more detailed description of these risks.

Each Magnus Fund has a different level of risk and the amount of risk is relative to such Magnus Fund’s target asset allocation.

Catholic Responsible Investments Ultra Short Bond Fund

Under normal circumstances, the Ultra Short Bond Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade U.S. dollar-denominated debt instruments, including: (i) commercial paper and other corporate obligations; (ii) certificates of deposit, time deposits, bankers’ acceptances, bank notes, and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks) and foreign banks that meet certain asset requirements; (iii) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; (iv) mortgage-backed securities; (v) asset-backed securities; (vi) fully-collateralized repurchase agreements involving any of the foregoing obligations; (vii) U.S. dollar-denominated instruments of foreign issuers; and (viii) floating rate securities. In addition, the Fund may enter into dollar roll transactions with selected banks and broker-dealers and invest in to-be-announced mortgage-backed securities, repurchase agreements, and in municipal securities.

The Fund relies upon an investment Sub-Adviser to manage the Fund’s portfolio under the general supervision of the Adviser. The Fund’s Sub-Adviser seeks attractively-valued securities that offer competitive yields and that are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads among various sectors, and the duration of the Fund’s entire portfolio. While the Fund may invest in securities with a maturity of up to 24 months, or a two-year average life for amortizing securities, the Sub-Adviser will strive to maintain an average portfolio duration for the Fund of 90 days or less. Duration measures the price sensitivity of a fixed income security to changes in interest rates. For example, a five-year duration means that the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. The Fund may not purchase private placement securities except for securities eligible for re-sale under Rule 144A of the 1933 Act. The Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Adviser to be of comparable quality to allowable securities. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

Wellington Management Company LLP (“Wellington Management”)

Wellington Management seeks to advance the Fund’s investment objective by investing in securities considered to be attractive in terms of both yield and total return and that are issued by issuers that are on a sound financial footing. Wellington Management normally invests in “investment grade” securities and will also consider factors such as the anticipated level of interest rates, relative valuations and yield spreads among various sectors, and the duration of the entire portfolio when making investment decisions.

Fixed income securities in which Wellington Management may invest include, but are not limited to, (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible and convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed and mortgage-related securities, including collateralized mortgage obligations; (4) securities and loans issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers; (5) commercial mortgage-backed securities; (6) zero coupon securities; and (7) fixed-income related derivatives.

Catholic Responsible Investments Short Duration Bond Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments.

For purposes of the Fund’s 80% investment policy, fixed-income securities and debt instruments include U.S. dollar-denominated fixed income securities; U.S. Treasury securities; governmental agency debt; corporate debt securities; collateralized loan obligations; asset-backed securities; municipal bonds; residential and commercial mortgage-backed securities; floating rate notes and adjustable rate mortgages (“ARMs”). Depending on market conditions, the Fund may invest a substantial portion of its assets in mortgage-backed debt securities issued by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund may also invest in other types of U.S. government securities, including collateralized mortgage obligations (“CMO”) issued by U.S. government agencies or instrumentalities thereof, and may also invest in other mortgage-backed and asset-backed securities, as well as enter into repurchase agreements covering the securities described. The Fund’s fixed income investments are primarily of investment grade (rated in one of the four highest rating categories by at least one rating agency). The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). In addition, the Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Adviser to be of comparable quality to allowable investment grade and non-investment grade securities.

The Fund will invest primarily in securities denominated in U.S. dollars; however, the Fund may invest in securities issued by foreign entities, including obligations of corporations, non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises. The Fund may invest in futures, primarily U.S. Treasury futures. The Fund may buy or sell futures to manage the Fund’s portfolio duration, yield curve positioning or trade execution on a more cost-effective basis than by use of physical securities alone. Some of these investments will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria. The Fund may not purchase private placement securities except for securities eligible for re-sale under Rule 144A of the 1933 Act. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

The Fund relies upon an investment Sub-Adviser to manage the Fund’s portfolio under the general supervision of the Adviser. The Sub-Adviser actively manages the duration of the Fund and purchases securities such that the average weighted duration of the Fund’s portfolio will typically be similar to the Bloomberg U.S. Treasury (1-3 Year) Index (the “Index”) duration, generally ranging within one to three years. The Fund seeks to maintain a low duration, typically within a range of +/- 10% of the Index, but may lengthen or shorten its duration within that range.

Duration is a measure of a bond price’s sensitivity to a given change in interest rates. Generally, the longer a bond’s duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of five years would be expected to fall approximately 5% if rates were to rise by one percentage point. Thus, the higher the duration, the more volatile the security.

Longfellow Investment Management Co., LLC (“Longfellow”)

Longfellow’s strategy seeks to preserve capital, provide liquidity, minimize volatility, and earn attractive risk-adjusted returns. Longfellow’s guiding philosophy is based on the premise that upside in fixed income is limited while downside risk can be substantial. Consistent with this is a commitment to fundamental, bottom-up analysis supplemented by macro-economic considerations. Longfellow seeks to produce incremental return by identifying and investing in undervalued sectors of the fixed income market, and mispriced securities within these sectors. By attributing yield spread within (and among) sectors and individual securities to various risk elements, including credit, call, event, and liquidity, Longfellow is able to identify “cheap” opportunities. The objective is to seek to identify those investments that offer incremental return after all the risks are quantified. Cheap sectors and securities exist because, in the view of Longfellow, several non-economic factors affect pricing, including supply/demand imbalances, analytical and/or administrative complexity, size constraints, and investor biases.

Longfellow follows a bottom-up, fundamental research process that seeks to identify the sectors and individual credits deemed most attractive. Longfellow uses fundamental, technical, and valuation analysis in making each specific security selection. Longfellow purchases the securities that it believes exhibit the best risk-adjusted return potential given a client’s particular liquidity needs and portfolio objectives. This research works in conjunction with Longfellow’s broad market themes as the information Longfellow gains from this analysis helps Longfellow form broader opinions.

Longfellow’s size allows the firm to take advantage of investments not sufficiently meaningful for large managers to pursue. For example, dealers frequently will offer more attractive prices on smaller positions (e.g. $1-$5 million). This approach drives the investment team to source most investments in the secondary markets, where seasoning (several months to years after issuance) offers an illiquidity premium for older bonds relative to newer issue alternatives. Longfellow believes extensive upfront research allows security holding periods to be longer, portfolio turnover to be lower, and the premium to benefit performance. A large manager with high portfolio turnover would not generally consider these situations as they are less frequently available and transaction costs would offset any benefit.

Catholic Responsible Investments Opportunistic Bond Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments.

For purposes of the Fund’s 80% investment policy, fixed-income securities and debt instruments include mortgage related securities, including mortgage-backed securities and adjustable rate mortgages (“ARMs”); U.S. and non-U.S. corporate debt securities; Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations); fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality; municipal bonds; asset-backed securities and floating rate notes. The Fund may enter into repurchase agreements covering the foregoing securities. The Fund may invest up to 20% of its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Advisers to be of comparable quality to allowable investment grade and non-investment grade securities. The Fund may invest in futures, primarily U.S. Treasury futures. The Fund may buy or sell U.S. Treasury futures to manage the Fund’s portfolio duration, yield curve positioning, or trade execution on a more cost-effective basis than by use of physical securities alone. The Fund may use credit default swaps on a single issuer (CDS) or a credit default swap index (CDX) to hedge credit risk. Some of these investments will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

In addition, the Fund may utilize strategies involving equity securities, derivative and option-based instruments, primarily within hedged combinations to capture merger arbitrage, interest rate or credit spread, or other fixed income opportunities, or to more cost effectively replicate a position than by use of physical fixed income issues. Merger arbitrage is an investment strategy that specializes in buying the publicly-traded common or preferred stock of a company that is involved in a significant corporate event, such as a merger or acquisition. The typical merger-arbitrage strategy seeks to generate a return by purchasing the stock of the company being acquired, which is commonly known as the target company (the “target”), and when appropriate, shorting the stock of the acquiring company. The purpose of the strategy is to profit by earning the “spread,” or difference in price, between:

1.	The current trading price of the target company following the announcement of the merger, and

2.	The contractual price to be paid for the target company in the future when the transaction closes.

This spread, or the return that can be earned, is usually relatively narrow, offering a modest nominal total return. However, since a merger transaction generally is completed in three to four months, this modest return translates into higher annualized returns.

Every merger transaction has a unique set of risks and deal terms. Since the risks of each transaction, not the general movement of the stock market, drive the returns and risks of the Fund, assessing the risks of each merger event is critical.

In connection with merger arbitrage trade, the Fund may invest in derivative instruments to take both short and long positions, including currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes. The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio.

A portion of the Fund’s net assets may be “illiquid” investments. The Fund may invest in variable and floating rate securities. The Fund may invest in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be obligations of corporations, non-U.S. dollar denominated. The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. The Fund may invest in futures, primarily interest rate and U.S. Treasury futures, and forward and swaps in the interest rate, currency and credit default markets. The Fund may buy or sell futures or swaps to gain or hedge exposure to risk factors or to alter the Fund’s investment characteristics. The Fund may not purchase private placement securities except for securities eligible for re-sale under Rule 144A of the 1933 Act. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of the Adviser. The Fund combines complementary active managers to enhance risk-adjusted returns by exposing the Fund to multiple return drivers. The Sub-Advisers in the Fund use top-down macroeconomic analysis along with fundamental research to capture inefficiencies in the valuation of sectors and individual securities combined with duration management in pursuit of above-benchmark returns over a full market cycle. The Fund seeks to combine economic and fundamental research to capture inefficiencies in the valuation of market sectors and individual securities. It is also designed to permit its sub-advisers substantial flexibility to adjust the portfolio to take advantage of volatile market conditions and to mitigate the negative impact of rising interest rates.

The Sub-Advisers actively manage the duration of the Fund and purchase securities such that the average weighted duration of the Fund’s portfolio will typically be similar to the Bloomberg 1-5 Year Government Credit Index (the “Index”) duration, generally ranging within one-half years to five years. The Fund defines duration by reference to the Index.

Brandywine Global Investment Management, LLC (“Brandywine Global”)

Brandywine Global takes a top-down, macro, value-oriented approach to fixed income investing. Given the size of the U.S. economy and its deep interconnectedness with the global economy via trade, financial, central bank, and USD dependency, Brandywine Global seeks to understand the U.S. business and monetary cycles in relation to the broader global macro-economic picture as opposed to solely in isolation.

The Brandywine Global - U.S. Fixed Income (“USFI”) strategy utilized in the Fund is a U.S.-only strategy that emphasizes active duration management as a key alpha driver, supplemented by trigger-based allocations to investment grade credit when spreads have widened. Portfolio duration will be managed within a range of +/-2.5 years of the Bloomberg 1-5 Year Government Credit Index. When investing in fixed income securities, Brandywine Global has a natural bias to own medium- to longer-dated fixed-rate bonds. Brandywine Global has the flexibility to reduce portfolio duration should it believe duration risk poses a significant threat to capital preservation. Brandywine Global invests primarily in U.S. government securities and investment-grade corporate credit. Brandywine Global accepts meaningful credit risk only after spreads have widened and the opportunity exists to invest in credit sectors trading at a discount, profiting as spreads normalize. Typically, the USFI strategy has employed limited use of derivatives. However, Brandywine Global has the option to use futures to adjust duration within the normal guideline bands. Credit default swaps are allowed for managing credit exposure or trading execution on a more cost-effective basis than by use of physical securities alone.

To avoid the inefficiencies of multi-sector U.S. bond benchmarks, the Brandywine Global portfolio management team takes a benchmark-agnostic approach that limits investment to only the few sectors and issues considered most attractive. The primary objective of the USFI strategy utilized in the Fund is to seek to outperform the Bloomberg 1-5 Year Government Credit Index over a full market cycle in differentiated ways than Brandywine Global’s peers while preserving the diversification benefits of core bonds (e.g. minimizing domestic equity correlations during periods of heightened market volatility).

Longfellow Investment Management Co., LLC (“Longfellow”)

Longfellow’s strategy seeks to preserve capital, provide liquidity, minimize volatility, and earn attractive risk-adjusted returns. Longfellow’s guiding philosophy is based on the premise that upside in fixed income is limited while downside risk can be substantial. Consistent with this is a commitment to fundamental, bottom-up analysis supplemented by macro-economic considerations. Longfellow seeks to produce incremental return by identifying and investing in undervalued sectors of the fixed income market, and mispriced securities within these sectors. By attributing yield spread within (and among) sectors and individual securities to various risk elements, including credit, call, event, and liquidity, Longfellow is able to identify “cheap” opportunities. The objective is to seek to identify those investments that offer incremental return after all the risks are quantified. Cheap sectors and securities exist because, in the view of Longfellow, several non-economic factors affect pricing, including supply/demand imbalances, analytical and/or administrative complexity, size constraints, and investor biases. The bond portion is supplemented by an allocation to lower volatility arbitrage strategies, primarily in securities involved in event driven / mergers and acquisitions, which exhibit low correlation to equity or credit markets. This allocation can consist of equities, warrants, options or debt instruments.

Longfellow follows a bottom-up, fundamental research process that seeks to identify the sectors and individual credits deemed most attractive. Longfellow uses fundamental, technical, and valuation analysis in making each specific security selection. Longfellow purchases the securities that it believes exhibit the best risk-adjusted return potential given a client’s particular liquidity needs and portfolio objectives. This research works in conjunction with Longfellow’s broad market themes as the information Longfellow gains from this analysis helps Longfellow form broader opinions.

Longfellow’s size allows the firm to take advantage of investments not sufficiently meaningful for large managers to pursue. For example, dealers frequently will offer more attractive prices on smaller positions (e.g. $1-$5 million). This approach drives the investment team to source most investments in the secondary markets, where seasoning (several months to years after issuance) offers an illiquidity premium for older bonds relative to newer issue alternatives. Longfellow believes extensive upfront research allows security holding periods to be longer, portfolio turnover to be lower, and the premium to benefit performance. A large manager with high portfolio turnover would not generally consider these situations as they are less frequently available and transaction costs would offset any benefit.

Catholic Responsible Investments Bond Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments. The Fund’s assets are allocated across different fixed-income market sectors and maturities. For purposes of the Fund’s 80% investment policy, fixed-income securities and debt instruments include mortgage related securities, including mortgage-backed securities (“MBS”) and adjustable rate mortgages (“ARMs”); U.S. and non-U.S. corporate debt securities; Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations); fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality; municipal bonds; asset-backed securities; debt issuances of REITs; convertible bonds; preferred stock; covered bonds and bonds issued by U.S. colleges and universities; leveraged bank loans; commercial paper; floating rate notes and other securities included in the Index (defined below). The Fund may enter into repurchase agreements covering the foregoing securities. The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Advisers to be of comparable quality to allowable investment grade and non-investment grade securities. A mortgage dollar roll is a transaction in which the Fund sells mortgage-related securities for immediate settlement and simultaneously purchases the same type of securities for forward settlement at a discount. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued and delayed-delivery basis and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments), including to be announced MBS (“TBA”). The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. Some of these investments in derivatives will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

The Fund will invest primarily in securities denominated in U.S. dollars. The Fund may invest in securities issued by foreign entities, including emerging market securities, and obligations of corporations, non-U.S. governments or their subdivisions, agencies, government-sponsored enterprises, foreign local government entities, and supranationals. The Fund may invest in futures, primarily U.S. Treasury futures. The Fund may buy or sell futures to manage the Fund’s portfolio duration, yield curve positioning or trade execution on a more cost effective basis than by use of physical securities alone. The Fund may not purchase private placement securities except for securities eligible for re-sale under Rule 144A of the 1933 Act. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of the Adviser. The Sub-Advisers actively manage the duration of the Fund and purchases securities such that the average weighted duration of the Fund’s portfolio will typically be within a range of +/- 20% of the Bloomberg U.S. Aggregate Bond Index (the “Index”). The Fund defines duration by reference to the Index.

Brandywine Global Investment Management, LLC (“Brandywine Global”)

Brandywine Global takes a top-down, macro, value-oriented approach to fixed income investing. Given the size of the U.S. economy and its deep interconnectedness with the global economy via trade, financial, central bank, and USD dependency, Brandywine Global seeks to understand the U.S. business and monetary cycles in relation to the broader global macro-economic picture as opposed to solely in isolation.

The Brandywine Global - U.S. Fixed Income (“USFI”) strategy utilized in the Fund is a U.S.-only strategy that emphasizes active duration management as a key alpha driver, supplemented by trigger-based allocations to investment grade credit when spreads have widened. Portfolio duration will be managed within a range of +/- 25% of the Bloomberg U.S. Aggregate Bond Index. When investing in fixed income securities, Brandywine Global has a natural bias to own medium- to longer-dated fixed-rate bonds. Brandywine Global has the flexibility to reduce portfolio duration should it believe duration risk poses a significant threat to capital preservation. Brandywine Global invests primarily in U.S. government securities and investment-grade corporate credit. Brandywine Global accepts meaningful credit risk only after spreads have widened and the opportunity exists to invest in credit sectors trading at a discount, profiting as spreads normalize. Typically, the USFI strategy has employed limited use of derivatives. However, Brandywine Global has the option to use futures to adjust duration within the normal guideline bands. Credit default swaps are allowed for managing credit exposure or trading execution on a more cost-effective basis than by use of physical securities alone.

To avoid the inefficiencies of multi-sector U.S. bond benchmarks, the Brandywine Global portfolio management team takes a benchmark-agnostic approach that limits investment to only the few sectors and issues considered most attractive. The primary objective of the USFI strategy utilized in the Fund is to seek to outperform the Bloomberg U.S. Aggregate Bond Index over a full market cycle in differentiated ways than Brandywine Global’s peers while preserving the diversification benefits of core bonds (e.g. minimizing domestic equity correlations during periods of heightened market volatility).

Dodge & Cox

Dodge & Cox will invest primarily in U.S. fixed income securities, including, but not limited to, U.S. government and agency securities, including discount and zero-coupon instruments, corporate bonds, mortgage- and asset-backed securities, including mortgage-backed pass-thru securities, mortgage dollar rolls, mortgage TBAs, collateralized mortgage obligations and other structured mortgage securities, and commercial mortgage-backed securities. Dodge & Cox will also invest in below investment grade securities and U.S. dollar-denominated debt of non-U.S. issuers, including corporate, sovereign, foreign agencies, foreign local government entities, and supranationals. Other permitted investments include debt issuances of REIT limited partnerships, master limited partnerships or limited partnerships, municipal bonds (taxable and tax-exempt), convertible bonds, preferred stock and trust preferreds, hybrid securities (including capital securities and industrial hybrids), covered bonds, bonds issued by U.S. colleges and universities, leveraged bank loans, commercial paper and all security types included in the Fund’s benchmark index. When Dodge & Cox determines it is necessary, Dodge & Cox is permitted to make temporary investments in short-term debt instruments, money market funds, government securities, securities of deposit, bankers’ acceptances and similar cash equivalents. Securities received pursuant to an exchange offer or other situations are also permissible. Dodge & Cox may invest in exchange traded Treasury bond futures contracts when used for managing portfolio duration, yield curve positioning or trading execution on a more cost-effect basis than by use of physical securities alone.

Dodge & Cox seeks to construct and manage a portfolio of securities selected through bottom-up fundamental analysis and with an emphasis on valuation. By combining fundamental research with a long-term investment horizon, Dodge & Cox seeks to uncover and act upon inefficiencies in the relative valuations of individual securities. Dodge & Cox’s credit research focuses on the factors it believes can influence an individual issuer’s creditworthiness and any downside protection that exists. At the security level, Dodge & Cox’s analysis emphasizes the terms and conditions and structural characteristics of each instrument. Dodge & Cox also considers economic trends and special circumstances that may affect an industry or a specific issuer or issue.

Sun Life Capital Management (U.S.) LLC (“SLC Management”)

The portion of the Fund managed by SLC management has an overall investment objective to seek total return versus the Bloomberg U.S. Aggregate Bond Index while providing protection against interest rate risk. SLC Management attempts to accomplish these investment objectives by investing in U.S. dollar denominated, investment grade fixed income securities. The long term objective of the account is to outperform the Bloomberg U.S. Aggregate Bond Index when measured over 3-to-5 year periods. The sensitivity to interest rate changes is intended to track the market for domestic, investment grade fixed income securities. The effective duration of the account’s investment portfolio at the end of each calendar month during a fiscal year will typically be within half a year of the benchmark. The primary strategies utilized for value add are sector rotation, issue selection, and yield curve positioning.

In identifying investment opportunities and constructing its allocated portion of the Fund’s portfolio, SLC Management relies primarily on sector rotation (focusing investments on one or more sectors of the Bloomberg U.S. Aggregate Bond Index and making periodic changes to those sector investments as appropriate), issuer selection and yield-curve positioning (making investments that allow the allocated portion to benefit from relative investing opportunities along the yield curve). SLC Management evaluates a security based on its potential to generate income and/or capital appreciation, the creditworthiness of the issuer and features of the security such as its interest rate, yield, maturity, call features, and value relative to other securities. SLC Management also considers local, national and global economic and market conditions, interest rate movements and other relevant factors in allocating its allocated portion of the Fund’s assets among issuers, industry sectors and maturities.

Catholic Responsible Investments Equity Index Fund

The Fund uses a passive optimization process managed by RhumbLine Advisers, the Fund’s Sub-Adviser (“Sub-Adviser”), which is designed to track the performance of the S&P 500® Index (the “Index”). The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Index. The Index is a well-known stock market index that includes common stocks of approximately 500 companies from all major industries representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange. Under normal circumstances, the Fund intends to invest at least 95% of its net assets, plus any borrowings for investment purposes, in securities listed in the Index.

The notional value of the Fund’s investments in derivatives or other synthetic instruments that provide exposure comparable, in the judgment of the Adviser or Sub-Adviser, to the foregoing types of investments may be counted toward the Fund’s goal of investing at least 95% of its net assets in securities listed in the Index. The Fund attempts to replicate the investment performance of the Index and generally intends to invest in all stocks comprising the Index in approximate proportion to their weightings in the Index, except with respect to securities screened by the Adviser’s Catholic Responsible Investment criteria. The Fund is designed to balance the impact of Catholic Investment screens by overweighting select holdings so that the Fund’s broad quantitative characteristics match those of the Index as closely as possible. However, it may not be possible or practicable to purchase all stocks of the Index in those weightings. When it is not possible or practicable to purchase all stocks of the Index in those weightings, the Fund may purchase a sample of the stocks listed in the Index in proportions expected by the Sub-Adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell securities that are represented in the Index, or purchase securities that are not represented in the Index, in anticipation of their removal from or addition to the Index, or if the Fund’s Sub-Adviser determines a stock to be substantially impaired by extraordinary events or financial conditions, including insufficient liquidity.

In addition to common stocks in the Index, the Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. Some of these investments will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

The Fund is classified as diversified under the 1940 Act; however, the Fund may become non-diversified solely as a result of a changes in the composition of the Index (e.g., changes in weightings of one or more component securities). When the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.

The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated.

Catholic Responsible Investments Multi-Style US Equity Fund

The Fund seeks to achieve long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of predominantly mid to large capitalization companies included in the Russell 1000 Index (the “Index”) that are believed to have above-average market appreciation potential. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities of companies located in the United States. An issuer of a security will be deemed to be located in the United States if: (i) the principal trading market for the security is in the United States, (ii) the issuer is organized under the laws of the United States, or (iii) the issuer derives at least 50% of its revenues or profits from the United States or has at least 50% of its total assets situated in the United States.

For purposes of the Fund’s 80% investment policy, equity securities include (i) common and preferred stocks of large and medium capitalization U.S. and non-U.S. companies that are believed to have above-average market appreciation potential; (ii) equity securities economically tied to non-U.S. countries and (iii) equity-related securities such as convertible securities. The Fund may also occasionally invest in common stocks of small capitalization U.S. companies. The Fund may pursue a strategy of being fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include futures contracts. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. Some of these investments will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

The Fund may also invest in securities of non-U.S. issuers by investing in non-U.S. issuers denominated in U.S. dollars and traded on U.S. stock exchanges and over-the-counter markets, including GDRs and EDRs, or through purchasing American Depositary Receipts (“ADRs”). The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of the Adviser. In managing its portion of the Fund’s assets, each Sub-Adviser generally applies an active, high conviction approach that emphasizes different return drivers, including growth, value, and quality in selecting investments.

Dodge & Cox

Dodge & Cox seeks to invest its portion of the Fund’s assets primarily in equity and equity-related securities (including preferred stock and securities convertible into equity) issued by large capitalization U.S. companies that Dodge & Cox believes sell at reasonable prices relative to a variety of valuation measures, including projected earnings, book value and sales. Dodge & Cox will also invest in non-U.S. securities denominated in U.S. dollars and traded in registered U.S. stock exchanges, or over-the-counter markets, including American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts in issuers domiciled in both developed and emerging market countries. Permitted investments include both initial public offerings and secondary offerings. Dodge & Cox is permitted, but not required, to invest in equity index futures and currency derivatives for purposes of reducing risk and/or obtaining efficient investment exposure.

Dodge & Cox’s equity investment strategy is to build a portfolio of individual securities that it believes are undervalued given their long-term prospects. Individual company research drives the selection of equity securities. Dodge & Cox’s team of global research analysts, organized by industry, conducts detailed primary research about industry dynamics to assess company fundamentals and compare valuations. Dodge & Cox seeks to identify investment opportunities by analyzing the long-term fundamentals of a business, including prospective earnings, cash flow, and dividends over a three-to-five year period. Dodge & Cox generally focuses its research efforts on factors — such as franchise strength, competitive dynamics, growth opportunities, and management quality — that it believes ultimately determine business success. Dodge & Cox considers the sale of a holding when it believes the price of a company’s equity securities reflects more optimistic expectations about the company’s prospects than Dodge & Cox’s expectations, when Dodge & Cox’s assessment of a company’s long-term fundamentals grows negative, or when Dodge & Cox identifies more attractive opportunities elsewhere.

Mar Vista Investment Partners, LLC (“Mar Vista”)

In managing its allocated portion of the Fund’s assets, Mar Vista employs a bottom-up approach to stock selection, seeking high quality growth companies whose stocks are trading at discounts to fair value. Mar Vista looks for companies deemed to have sustainable competitive advantages and opportunities to grow and reinvest capital at higher rates than their cost of capital. Mar Vista also seeks to invest in companies with management teams with a demonstrated ability to allocate capital in ways that maximize shareholder value. Mar Vista’s investment approach seeks to balance both the protection of capital as well as the appreciation potential of a stock. Mar Vista evaluates companies to assess the intrinsic worth of the business. Mar Vista builds financial models for companies in their investment universe based on publicly available information and proprietary research. The models normalize historical accounting statements and project key value drivers to determine likely future free cash flow to arrive at estimates of intrinsic value. The Mar Vista team collectively challenges the key assumptions underlying the intrinsic value of a company. Mar Vista uses scenario analysis to determine a “margin of safety,” or discount to intrinsic value, which varies depending on the stability and predictability of the business. The wider the range of potential outcomes, the higher the margin of safety required for investment. Mar Vista typically sells a stock if the market price exceeds Mar Vista’s estimate of intrinsic value, the company’s fundamentals fall short of Mar Vista’s investment thesis, or when there are more attractive investment alternatives. Mar Vista may invest in a limited number of stocks that it believes have attractive risk-reward profiles, and this may also result in significant absolute and relative weights in a sector.

Wellington Management Company LLP (“Wellington Management”)

Wellington Management seeks to achieve long-term capital appreciation for the Fund by investing primarily in stocks of mid and large-capitalization U.S. companies considered to have above-average earnings growth potential.

Wellington Management employs a traditional, bottom-up fundamental research approach to identify securities that possess, in the view of Wellington Management, sustainable growth at reasonable valuations. Wellington Management seeks to identify companies that have demonstrated above-average growth in the past, then conducts a thorough review of each company’s business model. The goal of this review is to identify companies that Wellington Management believes can sustain above-average growth because of their superior business models as represented by high returns on capital, strong management and quality balance sheets.

Catholic Responsible Investments International Equity Fund

The Fund seeks to achieve long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of well-established companies based in those countries included in the MSCI All Country World Ex-USA Index (the “Index”) that are believed to have above-average market appreciation potential.

Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities of well-established companies that are located in countries throughout the world. For purposes of the Fund’s 80% investment policy, equity securities include international equities traded on recognized global exchanges, private placements of equity securities, rights offerings, warrants, ADRs, new issues of equity securities, ETFs that primarily invest in equity securities, and derivatives, primarily index futures, with economic characteristics similar to equity securities. The Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. Some of these investments will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria. In some circumstances, the Fund may purchase ADRs, rather than foreign shares that are traded on foreign exchanges, because the ADRs have greater liquidity or for other reasons. The Fund’s securities are denominated principally in foreign currencies and are typically held outside the U.S. The Fund invests in both developed markets and emerging markets and may invest in frontier markets. The Fund defines emerging markets countries as countries that are classified by MSCI Emerging Markets Index as emerging markets, and it defines frontier markets countries as countries that are classified by MSCI Frontier Markets Index. The Fund invests principally in large and medium capitalization companies, but it may also invest in small capitalization companies.

Under normal circumstances, the Fund invests in at least three countries, and invests at least 40% of its total assets in securities of non-U.S. companies or, if conditions are not favorable, invests at least 30% of its total assets in securities of non-U.S. companies. The Fund considers a company to be a non-U.S. company if (i) the company is organized or maintains its principal place of business outside of the U.S.; (ii) the company’s securities are traded principally outside of the U.S.; (iii) at least 50% of the company’s revenues or profits are generated outside of the U.S.; (iv) at least 50% of the company’s assets are located outside of the U.S.; or (v) based on its MSCI All Country World Ex-USA Index country classification. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of the Adviser. In managing its portion of the Fund’s assets, each Sub-Adviser generally applies an active, high conviction approach that emphasizes different return drivers, including growth, value, and quality in selecting investments.

Causeway Capital Management LLC (“Causeway”)

The investment objective of Causeway’s international opportunities strategy utilized for the Fund is to seek long-term growth of capital through investment primarily in equity securities of companies in both developed markets – excluding the U.S. - and emerging markets using Causeway’s proprietary asset allocation methodology to determine developed and emerging market weightings. Pursuant to the Adviser’s Catholic Responsible Investment criteria, Causeway will not invest in companies excluded by such criteria, as provided from time to time to Causeway by the Adviser. For the developed markets portion, Causeway uses a “value” investing style, meaning that it seeks to buy stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth. Typical value characteristics Causeway considers include: low price-to-earnings ratio relative to the sector, high yield relative to the market, low price-to-book value ratio relative to the market, low price-to-cash flow ratio relative to the market, and financial strength. For the emerging markets portion, Causeway uses a quantitative investment approach through its proprietary computer model, which analyzes a variety of fundamental, technical and macroeconomic characteristics to assist in selecting securities. Causeway uses quantitative signals from systems developed and managed by its quantitative portfolio managers and qualitative input from its fundamental portfolio managers to determine the allocation of assets between the international value portfolio and the emerging markets portfolio. Quantitative signals are generated by a proprietary asset allocation model designed by the quantitative portfolio managers to indicate when allocations to emerging markets should increase or decrease relative to the international opportunities strategy’s benchmark, the MSCI ACWI ex USA Index (Gross). The model currently analyzes factors in five categories: valuation, earnings growth, financial strength, macroeconomics, and risk aversion. Causeway’s fundamental portfolio managers evaluate these quantitative signals in light of fundamental analysis and the portfolio managers, as a team, determine the allocation between the international value portfolio and the emerging markets portfolio. The allocation is reassessed by the quantitative model daily and adjusted periodically when deemed appropriate by the investment team.

Principal Global Investors, LLC (“Principal Global”)

Principal Global’s International Growth Equity strategy utilized for the Fund seeks to achieve long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of well established companies based on those countries included in the MSCI All Country World Ex-USA Growth Index that are believed to have above-average market appreciation potential. The International Growth Equity strategy will adhere to the CBIS Commitment to Catholic Responsible Investing.

Principal Global believes that fundamentally based, bottom-up stock-selection is the most reliable and repeatable source of consistent performance over time. Principal Global recognizes that stock markets price companies semi-efficiently. Principal Global believes that identifying meaningful mispricing requires skill and a strong focus on key attributes influencing changes in the magnitude, timing and certainty of earnings and cash flows. Principal Global also recognizes that persistent behavioral biases and structural impediments to capital flows create market inefficiencies and opportunities over time. Principal Global seeks to exploit these anomalies and inefficiencies through a focused fundamental research process, and a disciplined multi-faceted approach to risk management.

In this context, fundamental change is considered by Principal Global to be the commonly misunderstood distinction between good companies and timely investment opportunities. Principal Global believes the underlying drivers of change often come from sources such as favorable product cycles, operating initiatives that range from cost cutting to expanding distribution, better capital deployment, improved corporate governance, changing industry dynamics, and regulatory changes, for example. Principal Global’s analysts are responsible for identifying the key catalysts of fundamental change, and assessing their key drivers, magnitude and durability. Principal Global classifies change catalysts as internal or external, structural or cyclical. While each category offers opportunities, Principal Global believes that the most prominent tend to be internal-structural. In other words, those within the direct control of companies, with an expected duration of two years or more.

Principal Global further recognizes that investor expectations and relative valuation are closely interrelated, reflecting the degree to which consensus expectations are underestimating or mispricing fundamental change. Once Principal Global has identified the key drivers of sustainable change, Principal Global seeks to identify a smaller subset of companies where Principal Global believes current market expectations do not fully appreciate the magnitude of that change. Having deep and specific industry knowledge allows Principal Global’s investment team to identify positive changes that Principal Global expects will improve a company’s earnings and valuation profile but are not yet appreciated by the market. Principal Global believes that there is a persistent tendency for consensus views to adjust slowly and incrementally in response to positive change, which creates expectations gaps – either in the form of underappreciated growth (earnings surprise potential) and/or underappreciated improvement (valuation expansion potential). Recognizing these underlying behavioral biases may give Principal Global the opportunity to gain an advantage in staying ahead of the market, and also to manage its own behavioral vulnerabilities.

WCM Investment Management, LLC (“WCM”)

In constructing its allocated portion of the Fund’s assets, WCM’s Investment Strategy Group (ISG), consisting of WCM’s senior investment professionals, makes all portfolio decisions. WCM’s process begins with analysis and qualification of portfolio candidates and seeks to identify strong businesses based on WCM’s assessment of a business’ positioning (WCM avoids businesses fighting “headwinds” and require a long-lasting “tailwind”), competitive advantage (WCM insists on a durable, strengthening economic “moat”) and corporate culture (one that values its people and sustains the economic “moat”). Portfolio construction seeks to provide a high level of risk control through thoughtful diversification while attempting to capitalize on the expected growth of these businesses. In particular, when contemplating the inclusion of any specific company into the portion of the Fund’s assets allocated to WCM, the ISG will consider how the business fits the allocated portion from traditional perspectives such as sector/industry diversification and country/currency diversification, but additionally from the perspectives of tailwinds (e.g., demographics, global commerce, outsourcing, the growing global middle class, proliferation of technology) and competitive advantage types (e.g., economies of scale, switching costs, network effect, legal or regulatory). The final portfolio is built with these inputs towards the goal of upside participation and downside protection.

WCM utilizes independent sources for analysis of individual companies and trends, as opposed to Wall Street reports. Investment ideas are diverse in source, including scuttlebutt research through WCM’s network, independent research firms, industry publications, financial media, and news events.

Catholic Responsible Investments Small-Cap Fund

The Fund uses a passive optimization process managed by RhumbLine Advisers, the Fund’s Sub-Adviser (“Sub-Adviser”), which is designed to track the performance of the S&P 600® Index (the “Index”). The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Index. The Index is a well-known stock market index that measures the performance of small-capitalization companies in the United States. Under normal circumstances, the Fund intends to invest at least 95% of its net assets, plus any borrowings for investment purposes, in securities listed in the Index.

The notional value of the Fund’s investments in derivatives or other synthetic instruments that provide exposure comparable, in the judgment of the Adviser or Sub-Adviser, to the foregoing types of investments may be counted toward the Fund’s goal of investing at least 95% of its net assets in securities listed in the Index. The Fund attempts to replicate the investment performance of the Index and generally intends to invest in all stocks comprising the Index in approximate proportion to their weightings in the Index, except with respect to securities screened by the Adviser’s Catholic Responsible Investment criteria. The Fund is designed to balance the impact of Catholic Investment screens by overweighting select holdings so that the Fund’s broad quantitative characteristics match those of the Index as closely as possible.

However, it may not be possible or practicable to purchase all stocks of the Index in those weightings. When it is not possible or practicable to purchase all stocks of the Index in those weightings, the Fund may purchase a sample of the stocks listed in the Index in proportions expected by the Sub-Adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

In addition to common stocks in the Index, the Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. Some of these investments will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria. The Fund may also, to the extent permitted by applicable law, invest in shares of other funds or pooled vehicles, including mutual funds and exchange-traded funds (including those advised by the Adviser), REITs, and MLPs whose investment objectives and policies are similar to those of the Fund.

The Fund is classified as diversified under the 1940 Act; however, the Fund may become non-diversified solely as a result of a changes in the composition of the Index (e.g., changes in weightings of one or more component securities). When the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.

The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated.

Catholic Responsible Investments International Small-Cap Fund

The Fund seeks to achieve long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of small capitalization companies based in those countries included in the MSCI All Country World ex-US Small Cap Index (the “Index”) that are believed to have above-average market appreciation potential. Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus borrowings for investment purposes in a broadly diversified portfolio of equity securities of small capitalization companies that are located in countries throughout the world. The Fund generally considers small-cap foreign companies to be those companies with similar market capitalization and located in countries included in the MSCI All Country World ex-US Small Cap Index. For purposes of the Fund’s 80% investment policy, equity securities include international equities traded on recognized global exchanges, private placements of equity securities, rights offerings, warrants, ADRs, new issues of equity securities, ETFs that primarily invest in equity securities, and derivatives, primarily index futures with economic characteristics similar to equity securities. The Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. In some circumstances, the Fund may purchase ADRs, rather than foreign shares that are traded on foreign exchanges, because the ADRs have greater liquidity or for other reasons. Some of these investments will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

From time to time, the Fund may also focus its investments in a particular geographic region, such as Europe or Asia. The Fund invests in both developed markets and emerging markets but will not invest in frontier markets. The Fund defines emerging markets countries as countries that are classified by MSCI Emerging Markets Index as emerging markets, and it defines frontier markets countries as countries that are classified by MSCI Frontier Markets Index. The Fund generally invests in at least three different countries, and invest at least 40% of its assets in securities of non-U.S. companies or, if conditions are not favorable, invest at least 30% of its assets in securities of non-U.S. companies. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of the Adviser.

Global Alpha Capital Management Ltd. (“Global Alpha”)

Global Alpha believes the key to generating consistent added value for clients over time is by creating portfolios from the bottom up using a global thematic perspective and a risk-controlled, low turnover approach. Research and analysis on smaller companies is often limited or not widely communicated, leading to the mispricing of such companies’ securities. Global Alpha believes this inefficiency creates fertile ground for uncovering companies deemed to have unrecognized growth, accelerating earnings, strong balance sheets and significant management ownership. Global Alpha’s investment team combines a bottom-up, research-based approach together with consideration of global themes to build conviction-based portfolios intended to produce sustainable added value.

Global Alpha focuses on adding value through careful stock selection. Global Alpha’s bottom-up fundamental approach combined with management interviews seeks to identify companies with features such as sustainable competitive advantage, clearly defined growth strategies, and a strong balance sheet. Detailed financial analysis is conducted to determine whether such a company is also considered by Global Alpha to be a good investment opportunity. Discounted cash flow analysis is used to identify stocks that are trading at a significant discount to intrinsic value along with the catalysts expected to drive realization to their true value.

Global Alpha structures portfolios, including its allocated portion of the Fund’s assets, around distinct investment themes that identify the major long-term cyclical and structural influences in world economies and stock markets. Investing in companies expected to benefit from social, economic, industrial or demographic trends increases Global Alpha’s ability to outperform benchmarks over time. Global Alpha believes that concentrated portfolios, typically 50-70 stocks focused on its highest conviction investment opportunities, maximize Global Alpha’s opportunity to generate added value. However, diversification and effective risk management are also deemed critical. Portfolios are typically built around 4-5 secular themes while a smaller number of attractive, bottom-up secular and cyclical companies are included for both return potential and risk mitigation. A comprehensive risk management framework aides the effective management of stock-specific risk.

Lazard Asset Management LLC (“Lazard”)

The Lazard strategy utilized for the Fund seeks to outperform the MSCI ACW ex-US Small Cap Index. Lazard seeks consistency throughout market cycles and relies on a core, bottom-up stock selection approach while avoiding unwanted top-down or macro exposures to achieve this objective. The investment universe for the portion of the Fund’s assets allocated to Lazard consists of approximately 6,000 developed and emerging-market small cap stocks using an active, quantitatively based investment process that evaluates each company’s growth potential, valuation, market sentiment and financial quality on a daily basis relative to global peers. Portfolio risks are managed independently by maintaining exposures that are similar to the benchmark including region, industry, country, capitalization and beta.

The active, quantitative approach utilized by Lazard’s portfolio management team begins by defining the universe of stocks with sufficient liquidity and data to develop a proper analysis. Additional critical are used to restrict the universe according to Adviser’s commitment to Catholic Responsible InvestingSM. Companies are evaluated daily relative to peers according to Lazard’s assessment of four independent measures, including growth potential, valuation, market sentiment and financial quality. Companies deemed to have the most attractive rankings will typically receive the largest relative weight. Risk is managed on a benchmark relative basis controlling country, industry, sector, capitalization, beta within prescribed ranges around the benchmark allowing stock selection to determine relative return.

The Fund will typically invest the majority of its assets allocated to Lazard in equity securities, including REITs of non-US developed and emerging markets companies. Under normal circumstances, the Fund invests at least 80% of its assets allocated to Lazard in equity securities. Asset allocation among countries and regions is designed to approximate that of the underlying benchmark, attempting to assure return consistency with the asset class. Lazard will not engage in market timing or make significant shifts between country markets or economic sectors based on their outlook.

All Funds

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may, but is not obligated to, invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective. If a Fund invests in this manner, it may cause the Fund to forgo greater investment returns for the safety of principal and the Fund may therefore not achieve its investment objective. Each Fund will only do so if the Adviser and the sub-advisers believe that the risk of loss outweighs the opportunity to pursue the Fund’s investment objective.

This prospectus describes the Funds’ principal investment strategies, and the Funds will normally invest in the types of securities and other investments described in this prospectus. In addition to the securities and other investments and strategies described in this prospectus, each Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds’ Statement of Additional Information (the “SAI”) (for information on how to obtain a copy of the SAI, see the back cover of this prospectus). Of course, there is no guarantee that a Fund will achieve its investment goals.

The Funds’ Principal Risks

Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goals. The Adviser and the sub-advisers’ judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser and the sub-advisers do, you could lose money on your investment in a Fund, just as you could with other investments.

The value of your investment in a Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Active Management Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund and Catholic Responsible Investments International Small-Cap Fund) — Each Fund is subject to the risk that the Adviser’s or the sub-advisers’ judgments, as applicable, about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by a Fund fail to produce the intended results, an investment in the Fund could decline in value or the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Adjustable Rate Mortgages Risk (Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund) — Adjustable Rate Mortgages (“ARMs”) contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, many ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is used to reduce the then-outstanding principal balance of the ARM.

In addition, certain ARMs may provide for an initial fixed, below-market or teaser interest rate. During this initial fixed-rate period, the payment due from the related mortgagor may be less than that of a traditional loan. However, after the teaser rate expires, the monthly payment required to be made by the mortgagor may increase dramatically when the interest rate on the mortgage loan adjusts. This increased burden on the mortgagor may increase the risk of delinquency or default on the mortgage loan and in turn, losses on the mortgage-backed securities into which that loan has been bundled.

Affiliated Fund Risk (Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund and Catholic Responsible Investments Magnus 75/25 Fund) — In managing each Fund, the Adviser will have authority to select and substitute Underlying Funds. The Adviser may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to the Adviser by some Underlying Funds are higher than the fees paid by other underlying funds. However, the Adviser is a fiduciary to the Funds and is legally obligated to act in the Funds’ best interests when selecting Underlying Funds. If an Underlying Fund holds interests in an affiliated fund, a Fund may be prohibited from purchasing shares of that Underlying Fund.

Asset Allocation Risk (Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund and Catholic Responsible Investments Magnus 75/25 Fund) — Each Fund is subject to asset allocation risk, which is the risk that the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective. The value of an investment in a Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. The ability of a Fund to meet its investment objective is directly related to its asset allocation among the Underlying Funds and its direct investments and the ability of the Underlying Funds to meet their investment objectives and for the direct investments to perform positively. If the Adviser’s asset allocation strategy does not work as intended, a Fund may not achieve its objective.

Asset-Backed Securities Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund) — Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations. Repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed below. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Bank Loans Risk (Catholic Responsible Investments Opportunistic Bond Fund) — The Fund may purchase assignments of portions of bank loans from third parties or by investing in participations in bank loans. With respect to loans purchased by assignment, the Fund generally has a contractual relationship with the borrower and, therefore, direct rights against the borrower in the event of a default. With respect to participations, the Fund typically has a contractual right with the lender, generally a bank selling the participation, and, therefore, assumes the credit risk of the lender in addition to the credit risk of the borrower. In the event of an insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender but may not have a senior claim to the lender’s loan to the borrower. Certain bank loans, including certain participations in bank loans, may be illiquid and the Fund may not be able to sell such loans quickly for a fair price. While a liquid secondary market for bank loans has increased over the years, particularly with respect to loans held directly, the secondary market for such instruments is not as liquid as for other types of investments. Loans continue to trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of bank loans are generally subject to the contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell bank loans, may negatively impact the transaction price, may result in delayed settlement of bank loan transactions, and/or may delay the Fund’s ability to make timely redemptions of Fund shares. In addition, the lack of a highly liquid secondary market may have an adverse impact on the value of such investments and on the Fund’s ability to dispose of such investments quickly, particularly in response to a specific economic event or the sudden deterioration in the creditworthiness of the borrower. Additionally, in the event of an insolvency, a court could subordinate a bank loan to presently existing or future indebtedness of the borrower to take other action detrimental to the lenders.

Capital Gain Risk (Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Catholic Responsible Investments Magnus 75/25 Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Equity Index Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund, Catholic Responsible Investments Small-Cap Fund, Catholic Responsible Investments International Small-Cap Fund) — As of the date of this Prospectus a substantial portion of the Fund’s net asset value is attributable to net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it makes capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax adviser about your investment in the Fund.

Catholic Values Investing Risk (All Funds) — Each Fund considers the Adviser’s Catholic Responsible Investment criteria in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the Adviser’s Catholic Responsible Investment criteria. This means that a Fund may underperform other similar mutual funds that do not consider these criteria when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by each Fund’s investment process will align (or be perceived to align) with the principles contained in the Adviser’s Catholic Responsible Investment criteria.

Legislation such as the Dodd-Frank Wall Street Reform and Consumer Protection Act, which was signed into law on July 21, 2010, together with uncertainty about the nature and timing of regulations that will be promulgated to implement such legislation, may continue to create uncertainty in the credit and other financial markets. Given that all applicable final implementing rules and regulations have not yet been published or are not yet in effect, the potential impact of these actions on CLOs that may be owned by the Fund is unknown. If existing transactions are not exempted from the new rules or regulations, compliance with those rules and regulations could impose significant costs on the issuers of CLOs and ultimately adversely impact the holders (including the Fund) of those types of securities.

Commercial Paper Risk (Catholic Responsible Investments Ultra Short Bond Fund) — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate dividend. Due to their fixed income features, preferred stocks provide higher income potential than issuers’ common stocks, but are typically more sensitive to interest rate changes than an underlying common stock. Preferred stocks are also subject to equity market risk, which is described below. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk, which is the risk that, in a declining interest rate environment, securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Corporate Fixed Income Securities Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund) — The Funds may invest in corporate fixed income securities. Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers' sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Credit Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund) — Credit risk is the risk that a decline in the credit quality of an investment could cause a Fund to lose money. A Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations. Fixed income securities rated below investment grade (junk bonds) (described elsewhere in this section) involve greater risks of default or downgrade and are generally more volatile than investment grade securities. Discontinuation of these payments could substantially adversely affect the market value of the security.

Derivatives Risk (Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund and Catholic Responsible Investments International Small-Cap Fund) – Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, forward contracts, options and swaps. Changes in the market value of a security that is a reference asset for a derivative instrument may not be proportionate to changes in the market value of the derivative instrument itself. There may not be a liquid market for a Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to a Fund will cause the value of your investment in the Fund to decrease. A Fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Credit risk and leverage risk are each described elsewhere in this section. A Fund’s counterparties to its derivative contracts present the same types of credit risk as issuers of fixed income securities. Lack of availability risk is the risk that suitable derivative transactions, such as roll-forward contracts, may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a Fund to realize higher amounts of short-term capital gains, thereby increasing the amount of taxes payable by some shareholders. These risks could cause a Fund to lose more than the principal amount invested. Some derivatives have the potential for unlimited loss, regardless of the size of a Fund’s initial investment.

Derivatives are also subject to a number of other risks described elsewhere in this prospectus. Derivatives transactions conducted outside of the U.S. may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Derivatives transactions conducted outside the U.S. also are subject to the risks affecting foreign securities, currencies and other instruments, in addition to other risks.

Both U.S. and non-U.S. regulators have adopted and are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, limit or restrict their use by a Fund, otherwise adversely affect their performance or disrupt markets.

Forward Contracts – A forward contract, also called a “forward,” involves a negotiated obligation to purchase or sell a specific security or currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular security or currency for a Fund’s account. Risks associated with forwards may include: (i) an imperfect correlation between the movement in prices of forward contracts and the securities or currencies underlying them; (ii) an illiquid market for forwards; (iii) difficulty in obtaining an accurate value for the forwards; and (iv) the risk that the counterparty to the forward contract will default or otherwise fail to honor its obligation. Because forwards require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage.

Futures Contracts – Futures contracts, or “futures,” provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price (with or without delivery required). The risks of futures include: (i) leverage risk; (ii) correlation or tracking risk; and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, a Fund may experience losses that exceed losses experienced by funds that do not use futures contracts and which may be unlimited, depending on the structure of the contract. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge.

Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being substituted or hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities or assets. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading.

Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, a Fund may be unable to close out its futures contracts at a time that is advantageous. If movements in the markets for security futures contracts or the underlying security decrease the value of a Fund’s positions in security futures contracts, the Fund may be required to have or make additional funds available to its brokerage firm as margin. If a Fund’s account is under the minimum margin requirements set by the exchange or the brokerage firm, its position may be liquidated at a loss, and the Fund will be liable for the deficit, if any, in its account. A Fund may also experience losses due to systems failures or inadequate system back-up or procedures at the brokerage firm(s) carrying the Fund’s positions. The successful use of futures depends upon a variety of factors, particularly the ability of the Adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

Options – An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants the purchaser, in exchange for a premium payment, a right (not an obligation) to buy or sell a financial instrument. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The seller of an uncovered call (buy) option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing an entire premium in the call option without ever getting the opportunity to exercise the option. The seller (writer) of a put (sell) option that is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing an entire premium in the put option without ever getting the opportunity to exercise the option. An option’s time value (i.e., the component of the option’s value that exceeds the in-the-money amount) tends to diminish over time. Even though an option may be in-the-money to the buyer at various times prior to its expiration date, the buyer’s ability to realize the value of an option depends on when and how the option may be exercised. For example, the terms of a transaction may provide for the option to be exercised automatically if it is in-the-money on the expiration date. Conversely, the terms may require timely delivery of a notice of exercise, and exercise may be subject to other conditions (such as the occurrence or non-occurrence of certain events, such as knock-in, knock-out or other barrier events) and timing requirements, including the “style” of the option.

Swap Agreements – Swaps are agreements whereby two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, instrument or securities. Swaps typically involve credit risk, market risk, liquidity risk, funding risk, operational risk, legal and documentation risk, regulatory risk and/or tax risk. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively). Swap agreements involve the risk that the party with whom a Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement. Certain derivatives, including swaps, may be subject to fees and expenses, and by investing in such derivatives indirectly through a Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund.

Total return swaps are contracts that obligate a party to pay interest in exchange for payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. If a Fund is a seller of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will generally either: (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are calculated by market makers considering either industry standard recovery rates or entity specific factors and other considerations until a credit event occurs. If a credit event has occurred, the recovery value is generally determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Like a long or short position in a physical security, credit default swaps are subject to the same factors that cause changes in the market value of the underlying asset.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was signed into law on July 21, 2010, created a new statutory framework that comprehensively regulated the OTC derivatives markets for the first time. Key Dodd-Frank Act provisions relating to OTC derivatives require rulemaking by the U.S. Securities and Exchange Commission (the “SEC”) and the CFTC, not all of which has been proposed or finalized as of the date of this prospectus. Prior to the Dodd-Frank Act, the OTC derivatives markets were traditionally traded on a bilateral basis (so-called “bilateral OTC transactions”). Under the Dodd-Frank Act, certain OTC derivatives transactions are now required to be centrally cleared and traded on exchanges or electronic trading platforms called swap execution facilities. Bilateral OTC transactions differ from exchange-traded or cleared derivatives transactions in several respects. Bilateral OTC transactions are transacted directly with dealers and not with a clearing corporation. As bilateral OTC transactions are entered into directly with a dealer, there is a risk of nonperformance by the dealer as a result of its insolvency or otherwise. Under regulations adopted by the CFTC and federal banking regulators (commonly referred to as “Margin Rules”), a Fund is required to post collateral (known as variation margin) to cover the mark-to-market exposure in respect of its uncleared swaps. These rules also mandate that collateral in the form of initial margin be posted to cover potential future exposure attributable to uncleared swap transactions for certain entities, which may include the Funds.

Duration Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund) – Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if a fixed income security has a five-year duration, it will decrease in value by approximately 5% if interest rates rise 1% and increase in value by approximately 5% if interest rates fall 1%. Fixed income instruments with higher duration typically have higher risk and higher volatility. Longer-term fixed income securities in which a portfolio may invest are more volatile than shorter-term fixed income securities. A portfolio with a longer average portfolio duration is typically more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Emerging Markets Securities Risk (Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund and Catholic Responsible Investments International Small-Cap Fund) – Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Equity Risk (Catholic Responsible Investments Equity Index Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund, Catholic Responsible Investments Small-Cap Fund and Catholic Responsible Investments International Small-Cap Fund) – Equity securities include common and preferred stocks, convertible securities, rights and warrants, depositary receipts, private placements, “new issues” and shares of exchange-traded funds (“ETFs”). Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stockholders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a Fund invests will cause the Fund’s NAV to fluctuate.

Fixed Income Market Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund) — The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, a Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Fixed income securities may have fixed-, variable- or floating-rates. There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates. Also, longer-term securities are generally more sensitive to changes in the level of interest rates, so the average maturity or duration of these securities affects risk. Changes in government policy, including the Federal Reserve’s decisions with respect to raising interest rates or terminating certain programs such as quantitative easing, could increase the risk that interest rates will rise. Rising interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by a Fund. These risks may be heightened in a low interest rate environment. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. As a result of these market conditions, a Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Floating Rate Securities Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund) —Each Fund may invest in obligations with interest rates that are reset periodically. Although floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Floating rate securities are issued by a wide variety of issuers and may be issued for a wide variety of purposes, including as a method of reconstructing cash flows. Issuers of floating rate securities may include, but are not limited to, financial companies, merchandising entities, bank holding companies, and other entities. In addition to the risks associated with the floating nature of interest payments, investors remain exposed to other underlying risks associated with the issuer of the floating rate security, such as credit risk.

Foreign Company Risk (Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund and Catholic Responsible Investments International Small-Cap Fund) — Investing in issuers located in foreign countries poses distinct risks because political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. More specifically, investing in foreign issuers includes risks of adverse changes in foreign economic, political, regulatory and other conditions, changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges), differing accounting, auditing, financial reporting and legal standards and practices, differing securities market structures, and higher transaction costs. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the U.S. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. A Fund may also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small and consist of a limited number of companies representing a small number of industries. Investing in foreign issuers also poses the risk that the cost of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than the costs involved in domestic transactions. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in a Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses.

Foreign Currency Risk (Catholic Responsible Investments International Equity Fund and Catholic Responsible Investments International Small-Cap Fund) — Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of a Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Geographic Focus Risk (Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) — To the extent that it focuses its investments in a particular country or geographic region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, such Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Investing in the United States Risk. The Funds focus their investments in the United States. As a result, the Funds may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within the United States, and may be subject to greater price volatility and risk of loss, than a fund holding more geographically diverse investments.

Growth Investment Style Risk (Catholic Responsible Investments Multi-Style US Equity Fund) — The Fund may invest in securities of companies that the Adviser or a sub-adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer. In addition, these may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

High Yield Bond Risk (Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund) — High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-quality high yield bonds (rated CCC, CC, C, or unrated securities judged to be of comparable quality) are subject to a greater degree of credit risk than higher-quality high yield bonds and may be near default. High yield bonds rated D are in default. Market developments and the financial and business conditions of the issuers of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities.

Indexing Strategy/Index Tracking Risk (Catholic Responsible Investments Equity Index Fund and Catholic Responsible Investments Small-Cap Fund) – A Fund that is managed with an indexing investment strategy attempts to track the performance of an unmanaged index of securities, which differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Such Fund generally will buy and will not sell a security included in the benchmark index as long as the security is part of the benchmark index regardless of any sudden or material decline in value or foreseeable material decline in value of the security, even though the Adviser or a sub-adviser may make a different investment decision for other actively managed accounts or portfolios that hold the security. As a result, such Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the benchmark index will affect the performance, volatility, and risk of the index (in absolute terms and by comparison with other indices) and, consequently, the performance, volatility, and risk of the Fund. Such Fund’s performance may not match the performance of the benchmark index for a number of reasons. For example, the Fund incurs a number of operating expenses, including taxes, not applicable to the index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the index. As discussed elsewhere in this section, the performance of a Fund managed pursuant to an indexing investment strategy may also be affected because of the impact of the Adviser’s Catholic Responsible Investment criteria on the portfolio holdings of the Fund. In addition, the Fund may not be fully invested at times, either as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. Changes in the composition of the index and regulatory requirements also may impact a Fund's ability to match the return of the index. Index tracking risk may be heightened during times of increased market volatility or other unusual market conditions.

Industry Concentration Risk (Catholic Responsible Investments Equity Index Fund and Catholic Responsible Investments Small-Cap Fund) – Each Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its underlying index is so concentrated. Concentrating Fund investments in companies conducting business in the same industry will subject a Fund to a greater risk of loss as a result of adverse economic, business or other developments affecting that industry than if its investments were not so concentrated.

Inflation Protected Securities Risk (Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund) – The value of inflation protected securities, generally will fluctuate in response to changes in “real” interest rates. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. The value of an inflation protected security generally decreases when real interest rates rise and generally increases when real interest rates fall. In addition, the principal value of an inflation protected security is periodically adjusted up or down along with the rate of inflation. If the measure of inflation falls, the principal value of the inflation protected security will be adjusted downwards, and consequently, the interest payable on the security will be reduced.

Interest Rate Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund) — Interest rate risk is the risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which a Fund invests. In a low interest rate environment, risks associated with rising rates are heightened. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly. Interest rate risk may be heightened for investments in emerging market countries.

Investment in Underlying Funds Risk (Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund and Catholic Responsible Investments Magnus 75/25 Fund) — The value of an investment in the Funds is based primarily on the prices of the Underlying Funds in which the Funds invest. In turn, the price of each Underlying Fund is based on the value of its assets. Each Fund, and thus its shareholders, bears its own direct expenses in addition to bearing a proportionate share of expenses of the Underlying Funds, which may make owning shares of such Fund more costly than owning shares of the Underlying Funds directly. Before investing in the Funds, investors should assess the risks associated with the Underlying Funds and the types of investments made by those Underlying Funds. These risks include any combination of the risks described elsewhere in this section, although a Fund’s exposure to a particular risk will be proportionate to the Fund’s overall asset allocation and Underlying Fund allocation.

Large-Capitalization Company Risk (Catholic Responsible Investments Equity Index Fund, Catholic Responsible Investments Multi-Style US Equity Fund and Catholic Responsible Investments International Equity Fund) — If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and medium-sized companies. Additionally, larger, more-established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Market Risk (Catholic Responsible Investments Opportunistic Bond Fund) — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. A Fund’s NAV per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets for securities in which a Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession.

Merger and Other Arbitrage Transactions Risk (Catholic Responsible Investments Opportunistic Bond Fund) — The Fund invests in the securities of companies that are the subject of an acquisition. When a Sub-Adviser determines that it is probable that an acquisition will be consummated, the Fund may purchase securities at prices often only slightly below the anticipated value to be paid or exchanged for such securities in the merger, exchange offer or cash tender offer (and substantially above the price at which such securities traded immediately prior to the announcement of the merger, exchange offer or cash tender offer). In the case of an investment in a potential acquisition target, if the proposed merger, exchange offer or cash tender offer appears likely not to be consummated, in fact is not consummated, or is delayed, the market price of the security to be tendered or exchanged will usually decline sharply, resulting in a loss to the Fund. In addition, the Fund may determine that the proposed consideration for a security that is the subject of a change of control is likely to be increased, either by the original bidder or by another party. In those circumstances, the Fund may purchase securities above the current proposed consideration, thereby exposing the Fund to an even greater degree of risk.

When a Sub-Adviser believes it is likely that a transaction will not be consummated, the Fund may sell the securities of the target company short, at times significantly below the announced consideration for the securities in the transaction. If the transaction (or another transaction, such as a defensive merger or a friendly tender offer) is consummated at or above the announced consideration, the Fund may be forced to cover the short position in the market at a higher price than the short sale price, with a resulting loss.

The consummation of mergers, exchange offers, cash tender offers and other change of control events can be prevented or delayed by a variety of factors, including: (i) regulatory and antitrust restrictions; (ii) political motivations; (iii) industry weakness; (iv) stock specific events; (v) failed financings and (vi) general market declines. Offers for tender or exchange offers and merger proposals customarily reserve the right to cancel such transactions in a variety of circumstances, including an insufficient response from shareholders or material adverse change at the target company. Even if the defensive activities of a target company or the actions of regulatory authorities fail to defeat an acquisition, they may result in significant delays, during which the Fund’s capital will be committed to the transaction and interest charges may be incurred on funds borrowed to finance its arbitrage activities in connection with the transaction.

Exchange offers or cash tender offers are often made for less than all of the outstanding securities of an issuer, with the provision that, if a greater number is tendered, securities will be accepted on a pro rata basis. Thus, after the completion of a tender offer, and at a time when the market price of the securities has declined below its cost, the Fund may have returned to it, and be forced to sell at a loss, a portion of the securities it had previously tendered.

There is typically asymmetry in the risk/reward payout of mergers – the losses that can occur in the event of deal break-ups can far exceed the gains to be had if deals close successfully. For instance, mark-to-market losses can occur intra-month even if a particular deal is not breaking-up and such losses may or may not be recouped upon successful consummation of such deal. In certain transactions, the Fund may not be hedged against market fluctuations or, in liquidation situations, may not accurately value the assets of the company being liquidated. This can result in losses, even if the proposed transaction is consummated.

The Fund’s strategies also depend on the overall volume of merger activity for success, which has historically been cyclical in nature. During periods when merger activity is low, it may be difficult or impossible to identify opportunities for profit or to identify a sufficient number of such opportunities to provide diversification among potential merger transactions. The Fund’s strategies are also subject to the risk of overall market movements. To the extent that a general increase or decline in equity market values affects the stocks involved in a merger arbitrage position differently, the position may be exposed to loss. At any given time, arbitrageurs can become improperly hedged by accident or in an effort to maximize risk-adjusted returns. This can lead to inadvertent market-related losses.

Mid-Capitalization Company Risk (Catholic Responsible Investments Multi-Style US Equity Fund) – The risk that mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid-capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, medium capitalization stocks may be more volatile than those of larger companies. Mid-capitalization stocks may be traded over-the-counter (“OTC”). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Money Market Securities Risk (Catholic Responsible Investments Ultra Short Bond Fund) — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser or a sub-adviser would otherwise redeem shares. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Mortgage-Backed Securities Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund) — Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates.

New Fund Risk (All Funds) — Because the Funds are new, investors in the Funds bear the risk that the Funds may not be successful in implementing their investment strategies, may not employ successful investment strategies, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Funds being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Non-Diversification Risk (Catholic Responsible Investments Equity Index Fund and Catholic Responsible Investments Small-Cap Fund) —To the extent the Funds becomes non-diversified, the Funds may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, when the Funds are non-diversified, the Funds’ performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than when the Funds’ invested assets are diversified.

Portfolio Turnover Risk (Catholic Responsible Investments Ultra Short Bond Fund) — Due to its investment strategy, the Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term capital gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Prepayment and Extension Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund) — When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and a Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping a Fund’s assets tied up in lower interest debt obligations.

Repurchase Agreement Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund) — Under a repurchase agreement, the seller of a security to the Fund agrees to repurchase the security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Small- and Mid-Capitalization Company Risk (Catholic Responsible Investments International Equity Fund) — Investing in equity securities of small- and mid-capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded OTC and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Small-Capitalization Company Risk (Catholic Responsible Investments Small-Cap Fund and Catholic Responsible Investments International Small-Cap Fund) — The small-capitalization companies in which a Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded OTC or listed on an exchange.

U.S. Government Securities Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund) — A Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Value Investment Style Risk (Catholic Responsible Investments Multi-Style US Equity Fund) — Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s or a sub-adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

When-Issued and Delayed Delivery Securities Risk (Catholic Responsible Investments Ultra Short Bond Fund) — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Information about Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the circumstances under which the Funds disclose their portfolio holdings is available in the SAI.

Investment Adviser and Portfolio Managers

Christian Brothers Investment Services Inc. (“CBIS,” or, the “Adviser”), an Illinois corporation founded in 1981, serves as the investment adviser to the Funds. The Adviser’s principal place of business is located at 125 S. Wacker Drive, Suite 2400, Chicago, IL 60606. As of May 31, 2021, the Adviser had approximately $10.3 billion in assets under management.

The Adviser has overall supervisory responsibility for the general management and investment of the Funds’ securities portfolios, and subject to review and approval by the Board of Trustees (the “Board”), sets the Funds’ overall investment strategies.

For its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Fund	Advisory Fee
Catholic Responsible Investments Magnus 45/55 Fund	0%
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	0%
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	0%
Catholic Responsible Investments Magnus 75/25 Fund	0%
Catholic Responsible Investments Ultra Short Bond Fund	0.25%
Catholic Responsible Investments Short Duration Bond Fund	0.30%
Catholic Responsible Investments Opportunistic Bond Fund	0.35%
Catholic Responsible Investments Bond Fund	0.30%
Catholic Responsible Investments Equity Index Fund	0.06%
Catholic Responsible Investments Multi-Style US Equity Fund	0.60%
Catholic Responsible Investments International Equity Fund	0.74%
Catholic Responsible Investments Small-Cap Fund	0.20%
Catholic Responsible Investments International Small-Cap Fund	0.96%

The Adviser pays a Fund’s Sub-Advisers out of the fee it receives from such Fund.

For each Fund, the Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep the Fund’s total annual Fund operating expenses (excluding shareholder servicing fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) for each of that Fund’s share class(es) from exceeding certain levels as set forth below until October 31, 2023 (each, a “contractual expense limit”).

Fund Name	Share Class	Contractual Expense Limit
Catholic Responsible Investments Magnus 45/55 Fund	Investor Shares	0.00%
	Institutional Shares
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	Investor Shares	0.00%
	Institutional Shares
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	Investor Shares	0.00%
	Institutional Shares
Catholic Responsible Investments Magnus 75/25 Fund	Investor Shares	0.00%
	Institutional Shares
Catholic Responsible Investments Ultra Short Bond Fund	Institutional Shares	0.35%
Catholic Responsible Investments Short Duration Bond Fund	Institutional Shares	0.35%
Catholic Responsible Investments Opportunistic Bond Fund	Investor Shares	0.41%
	Institutional Shares

Catholic Responsible Investments Bond Fund	Investor Shares	0.37%
	Institutional Shares
Catholic Responsible Investments Equity Index Fund	Institutional Shares	0.09%
Catholic Responsible Investments Multi-Style US Equity Fund	Investor Shares	0.69%
	Institutional Shares
Catholic Responsible Investments International Equity Fund	Investor Shares	0.84%
	Institutional Shares
Catholic Responsible Investments Small-Cap Fund	Institutional Shares	0.31%
Catholic Responsible Investments International Small-Cap Fund	Institutional Shares	1.15%

In addition, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the Fund’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on October 31, 2023.

A discussion regarding the basis for the Board’s approval of the Funds’ investment advisory agreement will be available in the Funds’ first Annual or Semi-Annual Report to Shareholders.

Portfolio Managers:

John Geissinger, CFA is the Chief Investment Officer at CBIS, a Catholic, socially responsible investment manager with over $10.3 billion in assets under management. CBIS is positioned at the intersection of faith and finance, serving Catholic investors across the globe.

Mr. Geissinger is responsible for developing investment policies and programs that achieve the investment objectives of the organization and its investors. He is responsible the development of CBIS’ overall investment philosophy and direction, including ultimate responsibility for the manager-of-managers function. He is a member of the firm's Executive Committee. John brings 30 years of portfolio and risk management experience in prominent financial services firms. He was a partner with Hewitt EnnisKnupp (2012-2014), a provider of investment consulting to corporate and public pension plans, endowments, foundations and defined contribution plans.

His prior experience includes chief investment officer roles with North Dakota Retirement and Investment Office (2010-2012), Natsource, LLC (2008-2010) and Bear Stearns Asset Management (1998-2008), as well as research and portfolio management experience with Chancellor/LGT Asset Management, Putnam Investments and Aetna Life and Casualty. John holds a bachelor’s degree from Wake Forest University, MBA from New York University and is a CFA charterholder.

Hoa Quach, CFA, is a Managing Director of the Adviser. Ms. Quach, CFA, is a Managing Director with the Catholic Responsible InvestmentsSM team. As a senior member of the team, she works directly with internal and external stakeholders and is responsible for manager due diligence and research, portfolio construction and evaluating risk, marketing and product development, and product management. Hoa brings over 25 years of experience in prominent consulting and asset management firms.

Ms. Quach’s prior experience includes principal, manager research consultant at Mercer, manager of quantitative research, investment office for the University of Chicago, senior portfolio analyst/portfolio manager at Duff & Phelps Investment Management and a consultant at Ibboston Associates. Ms. Quach holds a BBA in Finance and Business Economics (Cum Laude) from the University of Notre Dame, and a MBA in Finance and Economics from the University of Chicago, Booth School of Business. She is a CFA charterholder and a member of the CFA Institute and the CFA Society of Chicago.

Constance Christian, CFA, is a Managing Director of the Adviser. As a senior member of the team, she works directly with internal and external stakeholders and is responsible for manager due diligence and research, portfolio construction and evaluating risk, marketing and product development, and product management.

Prior to joining CBIS, Ms. Christian was employed at Wespath Benefits and Investments since 2016 where she held the title Manager, Fixed Income. Ms. Christian started her career in investment management at Brinson Partners as a portfolio manager managing assets for institutional clients (1991-1998). Following her employment at Brinson Partners, she was a portfolio manager at ABN AMRO Asset Management (2001-2006) also managing institutional assets. Ms. Christian then taught high school mathematics at William Howard Taft High School (2007-2016). Ms. Christian holds a BSBA-Finance from the Xavier University, an MBA - Finance from Xavier University and an MA in Mathematics Education from DePaul University. Ms. Christian is a CFA Charterholder.

Manager-of-Managers Structure: Subject to the receipt of the U.S. Securities and Exchange Commission (“SEC”) exemptive order described below, the Adviser will act as the manager of managers of the Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Equity Index Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund, Catholic Responsible Investments Small-Cap Fund and Catholic Responsible Investments International Small-Cap Fund and is responsible for the investment performance of these Funds, since it will allocate each Fund’s assets to the sub-advisers and recommends hiring or changing sub-advisers to the Board. The “manager of managers” structure enables the Funds to operate with greater efficiency by not incurring the expenses and delays associated with obtaining shareholder approval of sub-advisory agreements. The structure does not permit the investment advisory fees paid by the Funds to the Adviser to be increased or the Adviser’s obligations under the Funds’ investment advisory agreement, including the Adviser’s responsibility to monitor and oversee the sub-advisory services furnished to each Fund, to be materially changed without shareholder approval. Furthermore, any sub-advisory agreements with affiliates of a Fund or the Adviser, except for sub-advisory agreements with a direct or indirect wholly-owned subsidiary of the Adviser or any future parent company of the Adviser (a “Wholly-Owned Sub-adviser”), will require shareholder approval. The Adviser has ultimate responsibility (subject to oversight by the Board) to oversee the sub-advisers and recommend their hiring, termination, and replacement.

The Adviser’s ability to identify and combine complementary managers for each active strategy is a hallmark of its expertise and value-add. The Adviser looks for high conviction managers with a clear core competency. In most cases, this means a concentrated portfolio with a longer-term investment horizon and higher risk relative to the index. Because of its multi-manager portfolio construction approach, the Adviser can assume higher individual manager risk as long as its sub-advisers complement each other. By combining these complementary managers in a Fund, the Adviser expects to achieve a more consistent return pattern at a lower total risk level than any one of the individual managers. The Adviser also evaluates each manager’s ability to implement its Catholic screening while still staying true to their investment approach.

Multi-Manager Exemptive Order: As referenced above, the Funds and the Adviser have applied for an exemptive order from the SEC, which if approved, will permit the Adviser, subject to certain conditions, to select new sub-advisers, including Wholly-Owned Sub-advisers, for each Fund with the approval of the Board but without obtaining shareholder approval. Any change to a sub-advisory agreement that would result in an increase in the total management and advisory fees payable by a Fund is required to be approved by the shareholders of that Fund. The “manager of managers” structure enables the Funds to operate with greater efficiency by not incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements. Subject to the foregoing, the order will also permit the Adviser to materially change the terms of agreements with the sub-advisers or to continue the employment of a sub-adviser after an event that would otherwise cause the automatic termination of services. The order will also permit each Fund to disclose the fees paid to its sub-advisers only in the aggregate in its registration statement. This arrangement will be approved by the Board and each Fund’s initial shareholder. Within 90 days of the retention of a new sub-adviser for a Fund, shareholders of the Fund will receive notification of the change.

Investment Sub-Advisers and Portfolio Managers

Sub-Advisers and Portfolio Managers

The Adviser has entered into a sub-advisory agreement with each of its sub-advisers. Each sub-adviser makes investment decisions for the assets it has been allocated to manage. The Adviser oversees the sub-advisers for compliance with each Fund’s investment objective, policies, strategies and restrictions, and monitors each sub-adviser’s adherence to its investment style. The Board oversees the Adviser and the Sub-advisers, establishes policies that they must follow in their management activities, and oversees the hiring, termination, and replacement of Sub-advisers recommended by the Adviser.

A discussion regarding the basis of the Board’s approval of the sub-advisory agreements between the Adviser and its sub-advisers will be available in the Funds’ first Annual or Semi-Annual Report to Shareholders.

The following provides additional information about each sub-adviser and the portfolio managers who are responsible for the day-to-day management of each sub-adviser’s allocation.

Catholic Responsible Investments Ultra Short Bond Fund

Wellington Management Company LLP (“Wellington Management”), 280 Congress Street, Boston, Massachusetts 02210, serves as investment sub-adviser to a portion of the assets of the Catholic Responsible Investments Ultra Short Bond Fund. As of June 30, 2021, Wellington Management had approximately $1.3 trillion in assets under management.

Portfolio Manager:

Tim Smith, Senior Managing Director, Partner and Fixed Income Portfolio Manager, joined Wellington Management in 1992. Mr. Smith is a portfolio manager on Wellington Management’s Short Duration team, specializing in short-duration investing, including money market, enhanced cash, LIBOR and short-term bond portfolios primarily for mutual fund, corporate and insurance clients. Mr. Smith is chair of Wellington Management’s Short Duration Strategy Group and is a member of Wellington Management’s Financial Reserves Team. Prior to joining Wellington Management in 1992, Mr. Smith worked at Fidelity Investments. Mr. Smith received both his MBA and B.S. from Babson College.

Catholic Responsible Investments Short Duration Bond Fund

Longfellow Investment Management Co., LLC (“Longfellow”), 125 High Street, Suite 832, Boston, Massachusetts 02110, serves as investment sub-adviser to a portion of the assets of the Catholic Responsible Investments Short Duration Bond Fund. As of June 30, 2021, Longfellow had approximately $17 billion in assets under management.

Portfolio Managers:

Seth Roman, CFA, Portfolio Manager, serves as a portfolio manager who leads the Short Duration and Enhanced Cash strategies. Prior to joining LIM, Seth served as a vice president, portfolio manager on the fixed income team at Amundi US, Inc. where he had responsibility for managing approximately $9.5 billion in short duration assets. Previously, Seth was a fixed income trader at Fidelity and has held various positions in the industry. Seth earned a Bachelor of Science in French from Georgetown University and a Master of Science in Finance from Boston College. He is a CFA Charterholder and a member of the CFA Institute and the CFA Society Boston.

Sarah Scranton, CFA, Portfolio Manager, serves as a portfolio manager who leads the Intermediate Duration strategy and is part of the portfolio management team for other short and custom strategies. Prior to joining LIM in 2017 following a returnship, Sarah was a consultant with Chittenden & Company, Incorporated where she advised clients on all aspects of their investment programs. Previously, she spent 17 years at Freedom Capital Management, LLC where she was a founding principal and a senior portfolio manager. Sarah was responsible for the management of Core and Core-Plus accounts for a variety of institutional clients. At Freedom, she also served as a credit specialist and a member of the management committee which oversaw firm strategy. Sarah earned a Bachelor of Business Administration from the University of Michigan and is a CFA charterholder and a member of the CFA Institute and the CFA Society Boston.

Catholic Responsible Investments Opportunistic Bond Fund

Brandywine Global Investment Management, LLC (“Brandywine Global”), 1735 Market Street, Suite 1800, Philadelphia, Pennsylvania 19103, serves as investment sub-adviser to a portion of the assets of the Catholic Responsible Investments Opportunistic Bond Fund. As of June 30, 2021, Brandywine Global had approximately $67.5 billion in assets under management.

Portfolio Managers:

Anujeet Sareen, CFA, Portfolio Manager, is a portfolio manager for the Firm's Global Fixed Income and related strategies. Prior to joining the Firm in 2016, Anujeet was a managing director of global fixed income and a global macro strategist, as well as chair of the Currency Strategy Group at Wellington Management in Boston. Over his 22-year career at Wellington (1994-2016), he held a variety of roles while cultivating extensive fixed income and currency management experience. Mr. Sareen is a CFA® charter holder and earned a B.A. in Computer Science from Brown University.

Jack P. McIntyre, CFA, Portfolio Manager, is a portfolio manager for the Firm's Global Fixed Income and related strategies. He joined the Firm in 1998. Previously, he held positions as market strategist with McCarthy, Crisanti & Maffei, Inc. (1995-1998); senior fixed income analyst with Technical Data, a division of Thomson Financial Services (1992-1995); quantitative associate with Brown Brothers Harriman & Co. (1990); and investment analyst with the Public Employee Retirement Administration of Massachusetts (1987-1989).Mr. McIntyre is a CFA® charter holder and earned an M.B.A. in Finance from the Leonard N. Stern Graduate School of Business at New York University and a B.B.A. in Finance from the University of Massachusetts, Amherst.

Brian L. Kloss, JD, CPA, Portfolio Manager, is a Portfolio Manager on the Global Fixed Income team. He joined Brandywine Global in December 2009, bringing with him over 10 years of high yield and distressed debt experience. Previously, Brian was co-portfolio manager at Dreman Value Management, LLC (2007-2009); high yield analyst/trader at Gartmore Global Investments (2002-2007); high yield and equity portfolio manager and general analyst at Penn Capital Management, Ltd. (2000-2002); an analyst with The Concord Advisory Group, Ltd. (1998-2000); and an international tax consultant with Deloitte & Touche LLP (1995-1998). Mr. Kloss earned his J.D. from Villanova School of Law and graduated summa cum laude with B.S. in Accounting from University of Scranton. He is also a member of the New Jersey and Pennsylvania Bar and is a Pennsylvania Certified Public Accountant.

Tracy Chen, CFA, CAIA, is a Portfolio Manager on the Global Fixed Income team. She leads global structured credit investing and seeks the most attractive value in the global structured credit market, including investments in U.S. RMBS, CMBS, ABS, CLO, European ABS and other structured products. She joined the Firm in August 2008. Prior to joining Brandywine Global, she was with UBS Investment Bank as Director of Structured Products, GMAC Mortgage Group(focusing on mortgage whole loan pricing and trading), and Deloitte Consulting. Ms. Chen earned her MBA with a concentration in Finance from the University of North Carolina at Chapel Hill. She also holds an M.A. in American Studies and a B.A. from University of Electronic Science & Technology of China. Tracy is a CFA® charter holder and a CAIA charter holder. Tracy's research on structured products was published in the Journal of Structured Finance in 2007, 2017, 2018 and 2019.

Longfellow Investment Management Co., LLC (“Longfellow”), 125 High Street, Suite 832, Boston, Massachusetts 02110, serves as investment sub-adviser to a portion of the assets of the Catholic Responsible Investments Opportunistic Bond Fund. As of June 30, 2021, Longfellow had approximately $17 billion in assets under management.

Portfolio Managers:

Barbara McKenna, CFA, Managing Principal, Portfolio Manager, serves as a managing principal and oversees Longfellow’s investment process. Barbara leads longer strategies, including Core and Core Plus and several U.S. government mandates. From 2005-2015, she also led Intermediate Fixed Income. Prior to joining Longfellow in 2005, Barbara was a director and senior portfolio manager at State Street Research (SSR), responsible for $14 billion of institutional fixed income accounts. As director of corporate bond strategy, she was responsible for the development and implementation of corporate bond strategy across all fixed income mandates. Prior to joining SSR, Barbara was a director and portfolio manager at Standish, Ayer & Wood. She has also held portfolio management and investment banking positions at BayBank and Massachusetts Capital Resource Company, a private capital firm. Barbara has over 30 years of experience and earned a Master of Science and Bachelor of Science in Finance from Boston College. She is a CFA charterholder and a member of the CFA Institute and the CFA Society Boston. Barbara is also a board trustee of the American Beacon Funds, investment committee advisor for the U.S. Tennis Association (USTA), and a member of the N.E. Financial Services CEO Roundtable and the Federal Reserve Bank of Boston’s External Diversity Advisory Council.

Sarah Scranton, CFA, Portfolio Manager, serves as a portfolio manager who leads the Intermediate Duration strategy and is part of the portfolio management team for other short and custom strategies. Prior to joining LIM in 2017 following a returnship, Sarah was a consultant with Chittenden & Company, Incorporated where she advised clients on all aspects of their investment programs. Previously, she spent 17 years at Freedom Capital Management, LLC where she was a founding principal and a senior portfolio manager. Sarah was responsible for the management of Core and Core-Plus accounts for a variety of institutional clients. At Freedom, she also served as a credit specialist and a member of the management committee which oversaw firm strategy. Sarah earned a Bachelor of Business Administration from the University of Michigan and is a CFA charterholder and a member of the CFA Institute and the CFA Society Boston.

Craig Carlozzi, CFA, Director of Alternatives, serves as the director of alternatives and leads Longfellow’s event-driven strategies, including arbitrage, SPACs, and credit opportunities. As part of his role investing in distressed securities, he has been an active participate on over a dozen restructuring committees. Prior to joining Longfellow in 2019, Craig founded BulwarkBay Investment Group, LLC. He also held positions as managing director and partner at MAST Capital Management, LLC, and analyst at Bank of America Merrill Lynch’s Global Corporate Investment Bank. Craig is on the board of directors of US Shale Solutions, LLC. He earned a Bachelor of Science in Finance, with honors, from Miami University and is a CFA charterholder and a member of the CFA Institute.

David Stuehr, CFA, Principal, Portfolio Manager, serves as a portfolio manager and senior analyst. Dave leads the Longfellow credit research team and also serves on the portfolio management team for the absolute return strategies. Prior to joining Longfellow in 2009, he was a hedge fund portfolio manager and analyst at Hanover Strategic Management. Dave also previously served as a portfolio manager at Seneca Capital Management. At Seneca Capital, he was responsible for the firm’s high yield investment portfolios and served as the lead manager on the Pacific View Fund, LLC, a corporate bond-oriented hedge fund. Dave also has significant experience in managing fixed income portfolios for an array of clients, including high net worth individuals and insurance companies. Prior to joining Seneca, he was a partner with Standish, Ayer & Wood. During his 12 years at the firm, Dave served as a portfolio manager and director of corporate bond research and led a 10-member analyst team. He has over 30 years of investment experience and earned a Master of Science in Finance from Boston College and Master of Arts in economics from Bowling Green University. Dave also earned a Bachelor of Science in Business Administration from Bowling Green University. He is a CFA charterholder and a member of the CFA Institute and the CFA Society Boston.

Catholic Responsible Investments Bond Fund

Brandywine Global Investment Management, LLC (“Brandywine Global”), 1735 Market Street, Suite 1800, Philadelphia, Pennsylvania 19103, serves as investment sub-adviser to a portion of the assets of the Catholic Responsible Investments Bond Fund. As of June 30, 2021, Brandywine Global had approximately $67.5 billion in assets under management.

Portfolio Managers:

Anujeet Sareen, CFA, Portfolio Manager, is a portfolio manager for the Firm's Global Fixed Income and related strategies. Prior to joining the Firm in 2016, Anujeet was a managing director of global fixed income and a global macro strategist, as well as chair of the Currency Strategy Group at Wellington Management in Boston. Over his 22-year career at Wellington (1994-2016), he held a variety of roles while cultivating extensive fixed income and currency management experience. Mr. Sareen is a CFA® charter holder and earned a B.A. in Computer Science from Brown University.

Jack P. McIntyre, CFA, Portfolio Manager, is a portfolio manager for the Firm's Global Fixed Income and related strategies. He joined the Firm in 1998. Previously, he held positions as market strategist with McCarthy, Crisanti & Maffei, Inc. (1995-1998); senior fixed income analyst with Technical Data, a division of Thomson Financial Services (1992-1995); quantitative associate with Brown Brothers Harriman & Co. (1990); and investment analyst with the Public Employee Retirement Administration of Massachusetts (1987-1989).Mr. McIntyre is a CFA® charter holder and earned an M.B.A. in Finance from the Leonard N. Stern Graduate School of Business at New York University and a B.B.A. in Finance from the University of Massachusetts, Amherst.

Brian L. Kloss, JD, CPA, Portfolio Manager, is a Portfolio Manager on the Global Fixed Income team. He joined Brandywine Global in December 2009, bringing with him over 10 years of high yield and distressed debt experience. Previously, Brian was co-portfolio manager at Dreman Value Management, LLC (2007-2009); high yield analyst/trader at Gartmore Global Investments (2002-2007); high yield and equity portfolio manager and general analyst at Penn Capital Management, Ltd. (2000-2002); an analyst with The Concord Advisory Group, Ltd. (1998-2000); and an international tax consultant with Deloitte & Touche LLP (1995-1998). Mr. Kloss earned his J.D. from Villanova School of Law and graduated summa cum laude with B.S. in Accounting from University of Scranton. He is also a member of the New Jersey and Pennsylvania Bar and is a Pennsylvania Certified Public Accountant.

Tracy Chen, CFA, CAIA, is a Portfolio Manager on the Global Fixed Income team. She leads global structured credit investing and seeks the most attractive value in the global structured credit market, including investments in U.S. RMBS, CMBS, ABS, CLO, European ABS and other structured products. She joined the Firm in August 2008. Prior to joining Brandywine Global, she was with UBS Investment Bank as Director of Structured Products, GMAC Mortgage Group(focusing on mortgage whole loan pricing and trading), and Deloitte Consulting. Ms. Chen earned her MBA with a concentration in Finance from the University of North Carolina at Chapel Hill. She also holds an M.A. in American Studies and a B.A. from University of Electronic Science & Technology of China. Tracy is a CFA® charter holder and a CAIA charter holder. Tracy's research on structured products was published in the Journal of Structured Finance in 2007, 2017, 2018 and 2019.

Dodge & Cox, 555 California Street, 40th Floor, San Francisco, California 94104, serves as investment sub-adviser to a portion of the assets of the Catholic Responsible Investments Bond Fund. As of June 30, 2021, Dodge & Cox had approximately $361.8 billion in assets under management.

Portfolio Managers:

Dana M. Emery, Chief Executive Officer and President, joined Dodge & Cox in 1983. Ms. Emery received her B.A. degree from Stanford University in 1983. Ms. Emery is President and a Trustee of the Dodge & Cox Funds. She is a Director and shareholder of the firm, a CFA charterholder, and a Chartered Investment Counselor.

Thomas S. Dugan, Senior Vice President and Director of Fixed Income, joined Dodge & Cox in 1993. Mr. Dugan received his B.A. from Brown University in 1987 and his M.B.A. from the University of California, Berkeley in 1992. Mr. Dugan is a Director and shareholder of the firm and a CFA charterholder.

James H. Dignan, Vice President, joined Dodge & Cox in 1999. Mr. Dignan graduated from Columbia University in 1991 with an A.B. in Philosophy / Economics. He received an M.A. in Economics from New York University in 1994 and his M.B.A. from Northwestern’s J.L. Kellogg Graduate School of Management in 1996. Mr. Dignan is a shareholder of the firm and a CFA charterholder.

Anthony J. Brekke, Vice President, joined Dodge & Cox in 2003. Mr. Brekke received his B.A. degree from the University of Iowa in 1997 and his M.B.A. degree from the Haas School of Business at the University of California, Berkeley in 2003. Mr. Brekke is a shareholder of the firm and a CFA charterholder.

Adam S. Rubinson, Vice President, joined Dodge & Cox in 2002. Mr. Rubinson received his B.A. degree (summa cum laude) from Columbia College in 1988 and his J.D. degree from the Stanford Law School in 1991. Mr. Rubinson is a shareholder of the firm and a CFA charterholder.

Lucinda I. Johns, Vice President and Associate Director of Fixed Income, rejoined Dodge & Cox in 2004. Ms. Johns received her B.A. degree (magna cum laude) from Williams College in 1996 and her M.B.A. degree from the UCLA Anderson School of Management in 2004. Prior to graduate school, she worked at Dodge & Cox as a research assistant. She is a shareholder of the firm and a CFA charterholder.

Nils M. Reuter, Vice President, joined Dodge & Cox in 2003. Mr. Reuter received his B.A. degrees from Brown University in Biology and Sociology in 2001 and his M.B.A. (with honors) from the Haas School of Business at the University of California, Berkeley in 2016. Mr. Reuter is a shareholder of the firm and CFA charterholder.

Michael Kiedel, Vice President, joined Dodge & Cox in 2008. Mr. Kiedel received his B.A. degree (cum laude) from Harvard College in Economics in 1998 and his M.B.A. from the Stanford Graduate School of Business in 2008. Mr. Kiedel is a shareholder of the firm and a CFA charterholder.

Sun Life Capital Management (U.S.) LLC (“SLC Management”), 500 Fifth Avenue, Suite 2500, New York, New York 10110, serves as investment sub-adviser to a portion of the assets of the Catholic Responsible Investments Bond Fund. As of June 30, 2021, SLC Management had approximately $262 billion in assets under management.

Portfolio Managers:

Richard Familetti, CFA, Chief Investment Officer, joined SLC Management in 2009 and has over 25 years of industry experience. Mr. Familetti most recently served as Ryan Labs Asset Management’s President and CIO. In his current role, he leads the portfolio management team who invest on behalf of SLC Management’s U.S. pension asset management clients. Rich and his team have extensive experience specializing in corporate credit and fixed income asset allocation, covering all sectors of the fixed income markets employing a combination of fundamental and technical analysis. Rich’s portfolio of work includes senior portfolio management positions at Halbis Capital Management, Calyon Bank, Credit Suisse Asset Management, and Lazard Freres Asset Management. Mr. Familetti earned his M.B.A. from Fordham University and Bachelor of Arts from Hofstra University. He is a CFA Charterholder and is a member of the New York CFA society.

Michael Donelan, CFA, Senior Managing Director, Senior Portfolio Manager, joined SLC Management in 2003 as Portfolio Manager and Director of Trading. His experience includes fundamental and technical research as well as trading a wide spectrum of fixed income securities. Prior to joining SLC Management, Mike held positions as Principal Investment Officer for the New York State Insurance Fund, Director of Asset Management at Native Nations Asset Management, Senior Portfolio Manager with Butterfield Asset Management in Bermuda, Portfolio Manager and Trader at ABN-AMRO Bank, and trader at Brown Brothers Harriman. Mr. Donelan holds an M.B.A. from Fordham University and a Bachelor of Science in Finance from Seton Hall University. He is a CFA Charterholder and is a member of the New York CFA society.

Philip Mendonca, Managing Director, Senior Portfolio Manager, joined SLC Management in 2003 and is responsible for the U.S. Total Return Fixed Income team’s structured product investments and mortgage credit strategies. Philip also co-manages SLC Management’s real return, short duration, core, and custom LDI portfolios. Philip has successfully headed the portfolio management team’s investments in levered and unlevered investments in Mortgage, Asset Backed and interest rate/inflation linked strategies. Philip directs the team’s credit strategy as it relates to mortgages, both residential and commercial, and a myriad of asset backed securities. During his tenure at SLC Management, Philip developed several yield curve pricing tools and performance indices and was heavily involved in the development of custom client solutions in asset liability analysis, custom benchmarks creation and portfolio structuring. Philip was an active duty Marine for four years serving in posts throughout Asia, North Africa and the Middle East before joining SLC Management. Mr. Mendonca holds a Bachelor of Business Administration in Management Science and Operations Research from Pace University.

Daniel J. (D.J.) Lucey Jr., CFA, Managing Director, Senior Portfolio Manager, joined SLC Management in 2009 and is a Portfolio Manager focusing on the structured product sector. D.J. co-manages the short duration, core, and custom LDI portfolios as part of SLC Management’s U.S. Total Return Fixed Income team. D.J.’s responsibilities include credit research and valuation, and managing and trading the ABS, CMBS, and MBS sectors. Prior to 2010, D.J. served as an Institutional Portfolio Strategist for the team. In that role, he was responsible for LDI/Fixed Income research, strategy and communicating investment philosophy, capital market climate and underlying positions to institutional clients. He also assisted with asset/liability strategies and credit research. D.J.’s prior experience includes actuarial analysis, pension fund asset and liability valuation, and pension industry research. Before joining SLC Management, D.J. was a Senior Research Analyst with Cerulli Associates, a strategy research and consulting firm specializing in the financial services industry. Past research and articles he’s authored cover institutional asset allocation and asset/liability management, liability-driven investment strategies and the use of alternatives in pension funds. D.J. also served as an actuarial analyst at Fidelity Investments, performing defined benefit asset and liability valuation and consulting plan sponsors on asset/liability management. Mr. Lucey, Jr. holds a Bachelor of Arts in Economics from the College of the Holy Cross. He is a CFA Charterholder and is a member of the New York CFA society.

Matthew Salzillo, Managing Director, Portfolio Manager, joined SLC Management in 2004 and is a Portfolio Manager focusing on the Treasuries, Agencies and Credit sectors. He trades across all sectors in short, intermediate, long, and very long maturities. Matt leads monitoring of the new issue market for the team. He is heavily involved in SLC Management’s portfolio construction process for generic and custom benchmarks. Prior to 2013, Matt was a Trader/Analyst on the U.S. Total Return Fixed Income team. His responsibilities included trading across asset classes in the fixed income markets, working within the portfolio management team to develop and implementing investment strategies, and monitoring portfolio and trade compliance. Mr. Salzillo earned his M.B.A. in Finance from Rutgers University and Bachelor of Science in Marketing from the Stillman School of Business at Seton Hall University.

Annette Serrao, CFA, Senior Director and Portfolio Manager, joined SLC Management in July 2010 and is a Portfolio Manager focusing on Long Credit and LDI strategies. She is primarily responsible for the portfolio construction process, credit analysis and trading within these strategies. Prior to 2020, Annette served as a Portfolio Strategist, where her primary responsibilities included conducting asset liability analysis and providing asset portfolio details to clients and consultants. Additionally, she performed attribution analysis of fixed income portfolios and assisted with GIPS® compliance and management of the composite processes and analytics. Annette also worked in the Client Service and Marketing division of the firm until 2014. Annette previously served as an Associate for two years at Tata Consultancy Services, India, Banking, Financial Services and Insurance sector (BFSI), leading data warehousing projects related to credit cards, mortgages, personal loans and auto loans across different geographies. Ms. Serrao earned her M.B.A. in Finance from Pace University’s Lubin School of Business and a Bachelor of Engineering in Computer Engineering from Mumbai University, India. She is a CFA Charterholder and a member of the New York CFA society. She also holds a Six Sigma (Green Belt) certification.

Raghava K. Vudata, Senior Director and Portfolio Manager, joined SLC Management in 2008 and is a Portfolio Manager focusing primarily on structured products, Agency and Non-Agency MBS and Treasury allocations. Prior to 2021, Raghava worked on the Structured Products division where his primary focus was in the MBS Sector. His responsibilities included performing in-depth analysis and identifying relative value opportunities and trading of MBS holdings across multiple strategies. He also assisted senior Portfolio Managers on the structured team on research and evaluation across other structured sectors such as ABS, CMBS and CMOS. Raghava also manages the Treasury portion of the portfolios for SLC Management’s DRP Strategy and acts as liaison between the firm’s Underlay and derivatives teams. Apart from his portfolio management duties, he is also extensively involved in implementation of Risk/Performance attribution systems. In this role, he is responsible for generating and analyzing various risk/attribution reports across multiple portfolios and communicating it to other Portfolio Managers/traders/analysts. Upon joining the firm, Raghava served as an Index Analyst, responsible for the creation and maintenance of all the firm’s Indexes. Raghava was actively involved in daily and monthly operational procedures and coordinated with operational personnel on maintaining and improving internal systems. He also had responsibilities in web development and client service. Mr. Vudata holds a Master’s degree in Engineering Management (Finance Major) from New Mexico Institute of Mining and Technology and a Bachelor of Technology degree from J.N.T University.

Catholic Responsible Investments Equity Index Fund

RhumbLine Advisers (“RhumbLine”), 265 Franklin Street, 21st Floor, Boston, Massachusetts 02110, serves as investment sub-adviser to a portion of the assets of the Catholic Responsible Investments Equity Index Fund. As of June 30, 2021, RhumbLine had approximately $92 billion in assets under management.

Portfolio Managers:

Alex Ryer, CFA®, FRM®, CAIA®, Chief Investment Officer, Limited Partner, joined RhumbLine in 2016 as Director of Investments and was promoted to Chief Investment Officer in 2017. Alex was also a Senior Portfolio Manager at RhumbLine from 2003-2005. With 21 years of industry experience, Alex is a member of the firm’s Investment/Risk and Management Committees. He oversees RhumbLine's investment team and all aspects of portfolio management and trading and is responsible for managing a range of investment portfolios and servicing clients, product development and thought leadership on industry issues and trends. His prior experience includes Senior Equity Research Analyst (Fundamental Active - Quant Alpha Research) at BlackRock; Senior Portfolio Manager (Fundamental Active & Quant Active) at Northern Trust Global Investments; Senior Portfolio Manager at RhumbLine; and Principal/Senior Portfolio Manager (Global Structured Products - Emerging Markets) at State Street Global Advisors. Mr. Ryer is a CFA® charterholder, Certified FRM®, Chartered Alternative Investment Analyst and has an M.B.A. from the University of New Hampshire and B.S. in Electrical Engineering from Bucknell University.

Julie Carman Lind, Portfolio Manager, Limited Partner, joined RhumbLine in 2000 and has served as Portfolio Manager since 2001. She has 24 years of industry experience. Julie is a member of the firm’s Investment/Risk Committee and is responsible for managing and trading RhumbLine’s client portfolios. Previously Julie was a Portfolio Analyst at RhumbLine. Her prior experience includes Senior Account Administrator at Investors Bank & Trust. Ms. Lind has a Fixed Income Certificate from ICMA Executive Education.

Jeff Kusmierz, Portfolio Manager, Limited Partner, joined RhumbLine in 2005 and has served as Portfolio Manager since 2007. He has 16 years of industry experience. Jeff is a member of the firm’s Investment/Risk Committee and is responsible for managing and trading RhumbLine’s client portfolios. Previously Jeff was an Investment Intern at RhumbLine. Mr. Kusmierz has an M.B.A. and B.S., cum laude, in Finance from Bentley University.

Antonio J. Ballestas, Portfolio Manager, joined RhumbLine in 2012 and was promoted to Portfolio Manager in 2019. He has 13 years of industry experience. Tony is a member of the firm’s Investment/Risk Committee and is responsible for managing and trading RhumbLine’s client portfolios. Previously Tony was Assistant Portfolio Manager and Portfolio Analyst in Investment Operations at RhumbLine. His prior experience includes Client Service Specialist and Hedge Fund Accountant at J.P. Morgan. Mr. Ballestas is a CFA Exam Level II Candidate and has a B.S. in Business Administration from Bryant University.

Andrew Zagarri, CFA®, Portfolio Manager, joined RhumbLine in 2021 as Portfolio Manager with nine years of industry experience. He is a member of the firm’s Investment/Risk Committee and is responsible for managing and trading RhumbLine’s client portfolios. His prior experience includes Portfolio Manager (Quantitative Fixed Income) at BNY Mellon Wealth Management; Quantitative Equity Research Analyst and Fixed Income Trader and Analyst at Boston Private Wealth; Bond Trader for Bank of New York Mellon. Mr. Zagarri is a CFA® charterholder and has a B.B.A. in Finance from the University of Massachusetts Amherst.

Catholic Responsible Investments Multi-Style US Equity Fund

Dodge & Cox, 555 California Street, 40th Floor, San Francisco, California 94104, serves as investment sub-adviser to a portion of the assets of the Catholic Responsible Investments Bond Fund. As of June 30, 2021, Dodge & Cox had approximately $361.8 billion in assets under management.

Portfolio Managers:

Philippe Barret, Jr., Vice President, joined Dodge & Cox in 2004. Mr. Barret received his B.A. degree (magna cum laude) from Washington and Lee University in 1998 and his M.B.A degree from the Stanford Graduate School of Business in 2004. He is a shareholder of the firm and a CFA charterholder.

Bryan Cameron, Senior Vice President and Director of Research. Mr. Cameron received his B.A. degree in Economics from the University of California, Davis in 1980 and his M.B.A. from the Stanford Graduate School of Business in 1983. Mr. Cameron worked for Dodge & Cox for one year before entering the M.B.A. program and rejoined the firm in 1983. He is a shareholder of the firm and a CFA charterholder.

Karim Fakhry, Vice President, joined Dodge & Cox in 2005. Mr. Fakhry received his B.A. degree (Phi Beta Kappa) in Economics from Stanford University in 1998 and his M.B.A. degree from the Harvard Business School in 2005. Mr. Fakhry is a shareholder of the firm and a CFA charterholder.

Benjamin Garosi, Vice President, joined Dodge & Cox in 2009. Mr. Garosi received his B.A. degree (Phi Beta Kappa) in Economics from the University of California, Berkeley in 2002 and his M.B.A. degree from the Harvard Business School in 2009. Mr. Garosi is a CFA charterholder.

David C. Hoeft, Senior Vice President and Associate Chief Investment Officer, joined Dodge & Cox in 1993. Mr. Hoeft received his B.A. degree (Phi Beta Kappa) from the University of Chicago in 1989 and his M.B.A. from the Harvard Business School in 1993. Mr. Hoeft is a Director and shareholder of the firm and a CFA charterholder.

Karol Marcin, Vice President, joined Dodge & Cox in 2000. Mr. Marcin received his B.A. (summa cum laude) from Whitman College in 1995 and his M.B.A. from the Stanford Graduate School of Business in 2000. Mr. Marcin is a shareholder of the firm and a CFA charterholder.

Kathleen G. McCarthy, Vice President, joined Dodge & Cox in 2007. Ms. McCarthy received her B.A. degree in Economics from Stanford University in 2001 and her M.B.A. degree from the Stanford Graduate School of Business in 2007. She is a shareholder of the firm and a CFA charterholder.

Charles F. Pohl, Chairman and Chief Investment Officer, joined Dodge & Cox in 1984. Mr. Pohl received his B.A. degree in 1980 and his M.B.A. degree in 1981 from the University of Chicago. Mr. Pohl is Chairman and a Trustee of the Dodge & Cox Funds. He is a Director and shareholder of the firm and a CFA charterholder.

Steven C. Voorhis, Vice President and Associate Director of Research, joined Dodge & Cox in 1996. Mr. Voorhis received his B.A. and M.A. degrees from Stanford University in 1992 and his M.B.A from the Harvard Business School in 1996. Mr. Voorhis is a shareholder of the firm and a CFA charterholder.

Mar Vista Investment Partners, LLC (“Mar Vista”), 11150 Santa Monica Boulevard, Suite 320, Los Angeles, California 90025, serves as investment sub-adviser to a portion of the assets of the Catholic Responsible Investments Multi-Style US Equity Fund. As of June 30, 2021, Mar Vista had approximately $4.2 billion in assets under management.

Portfolio Managers:

Silas Myers, CFA, is a co-founder and CEO of Mar Vista and has 31 years of investment experience. He serves as a portfolio manager/analyst and is a member of the investment team. Before starting Mar Vista in 2007, Silas spent seven years as a portfolio manager and analyst at Roxbury Capital Management. He was also an equity analyst and product specialist at Hotchkis and Wiley, where he performed in-depth industry and company analysis. He began his career as a vice president and portfolio manager at Utendahl Capital Management. Mr. Myers has a B.A. in psychology and an M.B.A., both from Harvard University. Mr. Myers is also a Robert A. Toigo Foundation Alumnus.

Brian Massey, CFA, is a co-founder and President of Mar Vista and has 30 years of investment experience. He serves as a portfolio manager/analyst and is a member of the investment team. Prior to starting Mar Vista in 2007, Brian spent 10 years as both a portfolio manager and analyst, and was Director of Research at Roxbury Capital Management. Before coming to Roxbury, Brian was a management consultant in KPMG Peat Marwick’s Corporate Finance and Strategic Consulting group. Mr. Massey has a B.S. in economics from Johns Hopkins University and an M.B.A. from The Anderson School of Management at the University of California, Los Angeles.

Joshua Honeycutt, CFA, is a partner of Mar Vista and has 21 years of investment experience. He serves as a portfolio manager/analyst and is a member of the investment team. Before joining Mar Vista Investment Partners in January 2009, he spent seven years as an analyst at Roxbury Capital Management with a special emphasis in covering consumer discretionary and retail stocks. Josh was also an analyst with Harvey & Company, covering mergers and acquisitions and an associate in forensic accounting at Tucker Alan. Mr. Honeycutt has a B.S. with distinction in management/finance from Purdue University.

Jeffrey Prestine is a partner of Mar Vista and has 22 years of investment experience. He serves as a portfolio manager/analyst and is a member of the investment team. Before joining Mar Vista Investment Partners in January 2009, he was an analyst covering technology and energy stocks at Roxbury Capital Management. Jeff joined Roxbury from Seneca Capital Management, where he was a technology and energy analyst for more than five years. He began his career in finance at Prudential Securities as an associate analyst covering enterprise software companies. Prior to entering the investment industry in 1999, Jeff was a senior consultant with Arthur Anderson Business Consulting. Mr. Prestine earned his undergraduate degree at the University of Colorado at Boulder and has an M.B.A. from the University of Southern California.

Wellington Management Company LLP (“Wellington Management”), 280 Congress Street, Boston, Massachusetts 02210, serves as investment sub-adviser to a portion of the assets of the Catholic Responsible Investments Multi-Style US Equity Fund. As of June 30, 2021, Wellington Management had approximately $1.3 trillion in assets under management.

Portfolio Managers:

Drew Shilling, CFA, Senior Managing Director, Partner and Equity Portfolio Manager, is an equity portfolio manager and leader of Wellington Management’s Large Cap Growth Team. Mr. Shilling currently manages Wellington Management’s Growth and Opportunistic Growth approaches. Mr. Shilling is a member of Wellington Management’s Operating Committee and Hedge Fund Review Group. Prior to joining Wellington Management in 1992, Mr. Shilling worked as an analyst at The Lodestar Group and as a financial analyst in the mergers and acquisitions department at Lehman Brothers. Mr. Shilling earned his MBA from Dartmouth College, Tuck School of Business and his BA in Economics, cum laude, from Amherst College. Mr. Shilling holds the Chartered Financial Analyst designation.

Tim Manning, Senior Managing Director, Partner and Equity Portfolio Manager, is an equity portfolio manager and leader of Wellington Management’s Mid Cap Growth Team. Mr. Manning currently manages Wellington Management’s Mid Cap Growth and Mid Cap Growth Approaches. Prior to joining Wellington Management in 2007, Mr. Manning worked as a portfolio manager and the director of research at RiverSource Investments. Prior to that, Mr. Manning served as a portfolio manager at John Hancock, co-managing mid cap growth portfolios, and in various research and portfolio management roles at State Street Research & Management. Mr. Manning received his BS in economics from Boston University.

Catholic Responsible Investments International Equity Fund

Causeway Capital Management LLC (“Causeway”), 11111 Santa Monica Blvd., 15th Floor, Los Angeles, California 90025, serves as investment sub-adviser to a portion of the assets of the Catholic Responsible Investments International Equity Fund. As of June 30, 2021, Causeway had approximately $46.6 billion in assets under management.

Portfolio Managers:

Brian Cho joined Causeway in September 2013. From 2011 to 2013, Mr. Cho was a vice president at BofA-ML Equity Research, covering the IT hardware and supply chain sector. From 2007 to 2011, he worked as an associate at Goldman Sachs Equity Research covering the same sector. From 2006 to 2007, he worked as an analyst at Morgan Stanley Equity Research covering the internet and interactive software sector. Prior to that, he worked as an analyst at PA Consulting Group in the financial services practice.

Jonathan Eng joined Causeway in July 2001 as a research associate. He was promoted to portfolio manager in February 2002. From 1997 to July 2001, Mr. Eng was with the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P. (“HW-MLIM”) in Los Angeles and London, where he was an equity research associate for the International and Global Value Equity Team.

Joe Gubler joined Causeway as a quantitative research associate in April 2005 and was promoted to portfolio manager in January 2014. From 2002 to April 2005, Mr. Gubler worked as Director of Engineering for the MonsterTRAK division of Monster.com. He was responsible for a cross-functional team that developed, enhanced, and maintained the software that powers the monstertrak.com website. From 1999 to 2002, Mr. Gubler developed database-enabled web applications for a wide range of companies, including the National Academy of Recording Arts and Sciences, the Recording Industry Association of America, Disney, NameSafe.com, and Array Networks.

Harry Hartford co-founded and became president and a portfolio manager of Causeway in June 2001. Prior to that, he was with HW-MLIM since 1996, where he was a managing director, portfolio manager, and co-head of the International and Global Value Equity Team in Los Angeles.

Dr. Arjun Jayaraman joined Causeway in 2006 as a portfolio manager. From 2004 to 2005, Dr. Jayaraman was a portfolio manager for quantitative strategies at PanAgora Asset Management. He was the lead portfolio manager of PanAgora’s non U.S. large cap core equity portfolios and was the co-portfolio manager of its global large cap core equity portfolios. From 2000-2004, Dr. Jayaraman managed similar portfolios at Putnam Investments in addition to working closely with the teams that managed Putnam’s traditional non-U.S. strategies.

Sarah Ketterer co-founded and became chief executive officer and a portfolio manager of Causeway in June 2001. Prior to that, she was with HW-MLIM since 1996, where she was a managing director, portfolio manager, and cohead of the International and Global Value Equity Team in Los Angeles.

MacDuff Kuhnert joined Causeway as a quantitative research associate in July 2001 and was promoted to portfolio manager in March 2007. From 1996 to July 2001, Mr. Kuhnert worked for HW-MLIM as a quantitative research associate, where he created and developed advanced quantitative models used in the international value investment process.

Ellen Lee joined Causeway in August 2007. From 2001 to 2004, Ms. Lee was an associate in the Mergers and Acquisitions division of Credit Suisse First Boston in Seoul, and from 1999 to 2000, she was an analyst in the Mergers and Acquisitions division of Credit Suisse First Boston in Hong Kong.

Conor Muldoon joined Causeway in June 2003 as a research associate and was promoted to portfolio manager in September 2010. From 1995 to June 2003, Mr. Muldoon was an investment consultant for Fidelity Investments where he served as a liaison between institutional clients and investment managers within Fidelity.

Ryan Myers joined Causeway in June 2013. From 2010 to 2012, Mr. Myers served as chief investment officer of Iron Castle Asset Management, an investment partnership focused on mid-cap U.S. equities. From 2007 to 2008, Mr. Myers worked as an analyst at Canyon Partners, where he covered the cable, media, telecom and satellite sectors. From 2005 to 2007, Mr. Myers was an associate for Oaktree Capital Management in the distressed opportunities group. Mr. Myers began his professional career in 2003 as an investment banking analyst at Goldman Sachs in the technology, media and telecom group.

Steven Nguyen joined Causeway in April 2012. From 2006 to 2012, Mr. Nguyen was a Senior Credit Analyst at Bradford & Marzec covering high yield and investment grade companies in the telecommunication services, cable, media, gaming, insurance, and REIT industries. From 2003 to 2006, Mr. Nguyen was a Credit Analyst/Portfolio Manager in the corporate bond department of Allegiance Capital.

Alessandro Valentini joined Causeway in July 2006 as a research associate and was promoted to portfolio manager in April 2013. During the summer of 2005, Mr. Valentini worked as a research analyst at Thornburg Investment Management where he conducted fundamental research for the international value and domestic value funds, focusing on the European telecommunication and Canadian oil sectors. From 2000-2004, Mr. Valentini worked as a financial analyst at Goldman Sachs in the European Equities Research-Sales division in New York.

Principal Global Investors, LLC (“Principal Global”), 801 Grand Avenue, Des Moines, Iowa 50392, serves as investment sub-adviser to a portion of the assets of the Catholic Responsible Investments International Equity Fund. As of June 30, 2021, Principal Global had approximately $576.8 billion in assets under management.

Portfolio Managers:

Paul H. Blankenhagen, CFA, Portfolio Manager, is a portfolio manager for Principal Global Equities. He is a portfolio manager for the firm’s international and emerging markets equity strategies. He is also active in company research, focusing on the international banking sector. Paul joined the firm in 1992 and has been a member of the international equity team since 1995. He became an international equities portfolio manager in 2000 and has managed all country ex-US mandates since 2003 and emerging markets mandates since 2014. Mr. Blankenhagen received an MBA from Drake University and a bachelor’s degree in finance from Iowa State University. Mr. Blankenhagen has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

Juliet Cohn, Portfolio Manager, is a portfolio manager for Principal Global Equities, based in London. She is a portfolio manager for the firm’s international (global ex-U.S.), regional European and emerging global leaders strategies. Juliet is also active in company research focusing on the international telecommunications and utility sectors. She joined the firm in 2003 as a portfolio manager for European equities. Prior to joining Principal, Juliet served as a director and senior portfolio manager at Allianz Dresdner Asset Management (formerly Kleinwort Benson) where she managed European and International portfolios for institutional and retail clients. She has also managed funds in the EEMEA (Eastern Europe, Middle East and Africa) region. Prior to that she was a fund manager at the London firms of Capel Cure Myers, Rowe Price Fleming and Schroders. Ms. Cohn received a Bachelor's degree in mathematics from Trinity College, Cambridge University.

WCM Investment Management, LLC (“WCM”), 281 Brooks Street, Laguna Beach, California 92651, serves as investment sub-adviser to a portion of the assets of the Catholic Responsible Investments International Equity Fund. As of June 30, 2021, WCM had approximately $98 billion in assets under management.

Portfolio Managers:

Sanjay Ayer, CFA, Portfolio Manager, Business Analyst, joined WCM in 2007. His primary responsibilities are portfolio management and equity research for WCM’s global, fundamental growth strategies. Since he began his investment career in 2002, Mr. Ayer’s experience includes positions as Equity Analyst at Morningstar, Inc. (Chicago), and at J. & W. Seligman & Co. (New York). Mr. Ayer graduated Phi Beta Kappa from Johns Hopkins University (Maryland) with a B.A. in Economics, and a B.S. in Applied Mathematics.

Paul R. Black, President, co-Chief Executive Officer, joined WCM in 1989. His primary responsibility is portfolio management for WCM’s global, fundamental growth strategies. Since the start of his investment career in 1983, Mr. Black’s experience includes positions as Portfolio Manager with Wells Fargo Private Banking Group, and at Bank of America. Mr. Black earned his B.S. in Finance from California State University, San Diego.

Peter J. Hunkel, Portfolio Manager, Business Analyst, has been working with WCM since 2001. His primary responsibilities are portfolio management and equity research for WCM’s global, fundamental growth strategies. Since he began his investment career in 1998, Mr. Hunkel’s experience includes positions as Portfolio Analyst, Templeton Private Client Group, and as Managing Director at Centurion Alliance. Mr. Hunkel earned his B.A. (with honors) in Communications from San Jose State University (California), and his J.D. at the Monterey College of Law (California).

Michael B. Trigg, Portfolio Manager, Business Analyst, joined WCM in 2006. His primary responsibilities are portfolio management and equity research for WCM’s global, fundamental growth strategies. Since he began his investment career in 2000, Mr. Trigg’s experience includes positions as Equity Analyst at Morningstar, Inc. (Chicago) where he produced the Model Growth Portfolio, a live portfolio and newsletter, and as Analyst at the Motley Fool, the online investment service. Mr. Trigg earned his B.S. (with honors) in Finance from Saint Louis University (Missouri).

Kurt R. Winrich, CFA, Portfolio Manager, co-Chief Executive Officer, joined WCM in 1984. His primary responsibility is portfolio management for WCM’s global, fundamental growth strategies. Before he began his investment career in 1984, Mr. Winrich’s analytical background includes a position as Section Head, Computer-aided Design and Analysis, at Hughes Electronics Santa Barbara Research Center. Mr. Winrich earned his B.A. in Physical Science from Westmont College (California), and his B.S. and M.S. in Electrical Engineering from Stanford University (California).

Catholic Responsible Investments Small-Cap Fund

RhumbLine Advisers (“RhumbLine”), 265 Franklin Street, 21st Floor, Boston, Massachusetts 02110, serves as investment sub-adviser to a portion of the assets of the Catholic Responsible Investments Small-Cap Fund. As of June 30, 2021, RhumbLine had approximately $92 billion in assets under management.

Portfolio Managers:

Alex Ryer, CFA®, FRM®, CAIA®, Chief Investment Officer, Limited Partner, joined RhumbLine in 2016 as Director of Investments and was promoted to Chief Investment Officer in 2017. Alex was also a Senior Portfolio Manager at RhumbLine from 2003-2005. With 21 years of industry experience, Alex is a member of the firm’s Investment/Risk and Management Committees. He oversees RhumbLine's investment team and all aspects of portfolio management and trading and is responsible for managing a range of investment portfolios and servicing clients, product development and thought leadership on industry issues and trends. His prior experience includes Senior Equity Research Analyst (Fundamental Active - Quant Alpha Research) at BlackRock; Senior Portfolio Manager (Fundamental Active & Quant Active) at Northern Trust Global Investments; Senior Portfolio Manager at RhumbLine; and Principal/Senior Portfolio Manager (Global Structured Products - Emerging Markets) at State Street Global Advisors. Mr. Ryer is a CFA® charterholder, Certified FRM®, Chartered Alternative Investment Analyst and has an M.B.A. from the University of New Hampshire and B.S. in Electrical Engineering from Bucknell University.

Julie Carman Lind, Portfolio Manager, Limited Partner, joined RhumbLine in 2000 and has served as Portfolio Manager since 2001. She has 24 years of industry experience. Julie is a member of the firm’s Investment/Risk Committee and is responsible for managing and trading RhumbLine’s client portfolios. Previously Julie was a Portfolio Analyst at RhumbLine. Her prior experience includes Senior Account Administrator at Investors Bank & Trust. Ms. Lind has a Fixed Income Certificate from ICMA Executive Education.

Jeff Kusmierz, Portfolio Manager, Limited Partner, joined RhumbLine in 2005 and has served as Portfolio Manager since 2007. He has 16 years of industry experience. Jeff is a member of the firm’s Investment/Risk Committee and is responsible for managing and trading RhumbLine’s client portfolios. Previously Jeff was an Investment Intern at RhumbLine. Mr. Kusmierz has an M.B.A. and B.S., cum laude, in Finance from Bentley University.

Antonio J. Ballestas, Portfolio Manager, joined RhumbLine in 2012 and was promoted to Portfolio Manager in 2019. He has 13 years of industry experience. Tony is a member of the firm’s Investment/Risk Committee and is responsible for managing and trading RhumbLine’s client portfolios. Previously Tony was Assistant Portfolio Manager and Portfolio Analyst in Investment Operations at RhumbLine. His prior experience includes Client Service Specialist and Hedge Fund Accountant at J.P. Morgan. Mr. Ballestas is a CFA Exam Level II Candidate and has a B.S. in Business Administration from Bryant University.

Andrew Zagarri, CFA®, Portfolio Manager, joined RhumbLine in 2021 as Portfolio Manager with nine years of industry experience. He is a member of the firm’s Investment/Risk Committee and is responsible for managing and trading RhumbLine’s client portfolios. His prior experience includes Portfolio Manager (Quantitative Fixed Income) at BNY Mellon Wealth Management; Quantitative Equity Research Analyst and Fixed Income Trader and Analyst at Boston Private Wealth; Bond Trader for Bank of New York Mellon. Mr. Zagarri is a CFA® charterholder and has a B.B.A. in Finance from the University of Massachusetts Amherst.

Catholic Responsible Investments International Small-Cap Fund

Lazard Asset Management LLC (“Lazard”), 30 Rockefeller Plaza New York, New York 10112, serves as investment sub-adviser to a portion of the assets of the Catholic Responsible Investments International Small-Cap Fund. As of June 30, 2021, Lazard had approximately $245.1 billion in assets under management.

Portfolio Managers:

Paul Moghtader, Managing Director, is Portfolio Manager/Analyst on various of Lazard’s Global Advantage portfolio management teams. Mr. Moghtader has been with Lazard since 2007.

Taras Ivanenko, Director, is Portfolio Manager/Analyst on various of Lazard’s Global Advantage portfolio management teams. Mr. Ivanenko has been with Lazard since 2007.

Peter Kashanek, Director, is Portfolio Manager/Analyst on various of Lazard’s Global Advantage portfolio management teams. Mr. Kashanek has been with Lazard since 2007.

Ciprian Marin, Director, is Portfolio Manager/Analyst on various of Lazard’s Global Advantage portfolio management teams. Mr. Marin has been with Lazard since 2008.

Craig Scholl, Director, is a Portfolio Manager/Analyst on various of Lazard’s Global Advantage portfolio management teams. Mr. Scholl has been with Lazard since 2007.

Susanne Willumsen, Managing Director, is Portfolio Manager/Analyst on various of Lazard’s Global Advantage portfolio management teams. Ms. Willumsen has been with Lazard since 2008.

Alex Lai, Director, is Portfolio Manager/Analyst on various of Lazard’s Global Advantage portfolio management teams. Mr. Lai has been with Lazard since 2008.

Global Alpha Capital Management, Ltd. (“Global Alpha”), 1800 McGill College Avenue, Suite 1300, Montreal, Quebec, Canada H3A 3J6, serves as investment sub-adviser to a portion of the assets of the Catholic Responsible Investments International Small-Cap Fund. As of June 30, 2021, Global Alpha had approximately $5.51 billion in assets under management.

Portfolio Managers:

Robert Beauregard, Chief Investment Officer and Portfolio Manager, is lead portfolio manager for its global small cap equity strategies. Robert is also responsible for global coverage of the energy and utilities sectors. Mr. Beauregard brings over 20 years of financial and investment industry experience to the firm. Prior to founding Global Alpha in 2008, Mr. Beauregard was Senior Vice President and portfolio manager at Natcan Investment Management where he managed over $1.5 billion in Canadian and global small cap equities. Before joining Natcan, Mr. Beauregard managed a global high tech portfolio and co-managed the Canadian Small Cap Equity Fund for Caisse de Dépôt du Québec. He has held senior operational, financial and risk management roles with various multi-nationals, including Alcan, IBM and Grant Thornton. Mr. Beauregard received a B.Admin. from the Royal Military College and a MBA from McGill University. He holds the CFA designation and is Chartered Professional Accountant (CPA) and a Certified Management Accountant (CMA).

David Savignac, Portfolio Manager, is responsible for Europe and global coverage of the Technology and Industrials sectors at Global Alpha. Prior to joining Global Alpha in 2009, Mr. Savignac spent four years at Natcan Investment Management where he held a variety of senior analyst positions, including Risk & Performance and Small Caps and was co-manager of Natcan's Global Small Cap Fund. David also spent time at TAL Global Asset Management and Desjardins Securities. He received a BSc from HEC Montreal and is a CFA charterholder.

Qing Ji, Portfolio Manager, is responsible for the Asia-Pacific region at Global Alpha, as well as global coverage of the Consumer Discretionary and Consumer Staples sectors. In the eight years before joining Global Alpha in 2011, Ms. Ji worked in the financial industry in Canada, Singapore and Switzerland. Most recently, she was Senior Analyst – Financial Markets for the Bank of Canada. Prior to that, Ms. Ji held various analyst and wealth management positions with Laurentian Bank Securities, ING Private Bank Asia (Singapore), Credit Lyonnais (Singapore) and Temenos Systems SA (Switzerland). Ms. Ji has a Bachelor of Economics from Xiamen University (China), a Master of Economics from Shanghai University of Finance and Economics (China), a MBA from McGill University and is a CFA charterholder.

Serge Depatie, Portfolio Manager, is responsible for North America, Australia and New Zealand coverage of the Materials and Health Care sectors at Global Alpha. Mr. Depatie joined Global Alpha in 2015 as an Equity Analyst and was promoted to Portfolio Manager in 2016. Before joining Global Alpha, Mr. Depatie served as Managing Partner and Chief Investment Officer at NCP Investment Management. Prior to this, Mr. Depatie held a variety of roles at Natcan Investment Management, including Portfolio Manager, Global Equities and Small Cap Analyst. Mr. Depatie received a B.Eng from McGill University and a MBA from Concordia University.

Sain Godil, Portfolio Manager, is responsible for North America and Israel coverage of the Financials and Telecommunications sectors at Global Alpha. Mr. Godil joined Global Alpha in 2010 as a Junior Analyst and served as an Equity Analyst and Associate Portfolio Manager for the firm before his promotion to Portfolio Manager in 2018. Mr. Godil has a BCom from Goa University (India), a BCom from Concordia University, a MSc from Concordia University and is a CFA charterholder.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership, if any, of Fund shares.

Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange Investor Shares and Institutional Shares of the Funds.

For information regarding the federal income tax consequences of transactions in shares of the Funds, including information about cost basis reporting, see “Taxes.”

How to Choose a Share Class

The Funds offer the following classes of shares to investors:

•	Catholic Responsible Investments Magnus 45/55 Fund: Investor Shares and Institutional Shares;

•	Catholic Responsible Investments Magnus 60/40 Beta Plus Fund: Investor Shares and Institutional Shares;
•	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund: Investor Shares and Institutional Shares;
•	Catholic Responsible Investments Magnus 75/25 Fund: Investor Shares and Institutional Shares;
•	Catholic Responsible Investments Ultra Short Bond Fund: Institutional Shares;
•	Catholic Responsible Investments Short Duration Bond Fund: Institutional Shares;
•	Catholic Responsible Investments Opportunistic Bond Fund: Investor Shares and Institutional Shares;
•	Catholic Responsible Investments Bond Fund: Investor Shares and Institutional Shares;
•	Catholic Responsible Investments Equity Index Fund: Institutional Shares;
•	Catholic Responsible Investments Multi-Style US Equity Fund: Investor Shares and Institutional Shares;
•	Catholic Responsible Investments International Equity Fund: Investor Shares and Institutional Shares;
•	Catholic Responsible Investments Small-Cap Fund: Institutional Shares; and
•	Catholic Responsible Investments International Small-Cap Fund: Institutional Shares.

Each share class has its own investment minimums, cost structure and other features. The following summarizes the primary features of Investor Shares and Institutional Shares. Contact your financial intermediary or the Funds for more information about the Funds’ share classes and how to choose between them.

Class Name	Investment Minimum		Features
Investor Shares	Initial – $5,000		Shareholder Servicing Fee – 0.15%
Institutional Shares	Initial:		Shareholder Servicing Fee – None
	•	$5,000 (Catholic Responsible Investments Ultra Short Bond Fund and Catholic Responsible Investments Short Duration Bond Fund)
	•	$1,000,000 (Catholic Responsible Investments International Small-Cap Fund)
	•	$3,000,000 (Catholic Responsible Investments Equity Index Fund and Catholic Responsible Investments Small-Cap Fund)
	•	$5,000,000 (Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Multi-Style US Equity Fund and Catholic Responsible Investments International Equity Fund,)
	•	$15,000,000 (Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund and Catholic Responsible Investments Magnus 75/25 Fund)

Investor Shares and Institutional Shares are offered to investors who purchase shares directly from the Funds or through certain financial intermediaries such as financial planners, investment advisors, broker-dealers or other financial institutions. An investor may be eligible to purchase more than one share class. However, if you purchase shares through a financial intermediary, you may only purchase that class of shares which your financial intermediary sells or services on the platform or program of the intermediary through which you own shares. Your financial intermediary can tell you which class of shares is available through your platform or program.

Each Fund reserves the right to change the criteria for eligible investors and accept investments of smaller amounts in its sole discretion.

How to Purchase Fund Shares

Shares can be purchased directly from the Funds or through financial intermediaries.

To purchase shares directly from the Funds through their transfer agent, complete and send in the application. If you need an application or have questions, please call 866-348-6466.

All investments must be made by check, Automated Clearing House (“ACH”), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Funds do not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler’s checks, money orders or cashier’s checks.

If you purchase shares directly from the Funds, you will receive a confirmation of each transaction and quarterly statements detailing Fund balances and all transactions completed during the prior quarter. Automatic reinvestments of distributions may be confirmed only by quarterly statement. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and quarterly statements.

The Funds reserve the right to reject any specific purchase order, including exchange purchases, for any reason. The Funds are not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Funds’ policy on short-term trading, see “Excessive Trading Policies and Procedures.”

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence. Please contact the Funds for more information.

By Mail

You can open an account with the Funds by sending a check and your account application to the address below. You can add to an existing account by sending the Funds a check and, if possible, the “Invest by Mail” stub that accompanies your confirmation statement. Be sure your check identifies clearly your name, your account number, the Fund name and the share class.

Regular Mail Address

Catholic Responsible Investments Funds

P.O. Box 588

Portland, ME 04112

Express Mail Address

Catholic Responsible Investments Funds

c/o Atlantic Shareholder Services, LLC

Three Canal Plaza, Ground Floor

Portland, ME 04101

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services of purchase orders does not constitute receipt by the Funds’ transfer agent. The share price used to fill the purchase order is the next price calculated by a Fund after the Funds’ transfer agent receives the order in proper form at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

By Wire

To open an account by wire, call 866-348-6466 for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name, the share class and your account number).

Wiring Instructions

Citibank, New York
ABA 021-000-089
Account: Brown Brothers Harriman & Co., New York
Account #: 09250276
Further credit to the following account:	BBH Ref Account #	Fund Name

By Systematic Investment Plan (via ACH)

You may not open an account via ACH. However, once you have established an account, you can set up a Systematic Investment Plan (via ACH) by mailing a completed application to the Funds. These purchases can be made monthly in amounts of at least $1,000. To cancel or change a plan, write to the Funds at: Catholic Responsible Investments Funds, P.O. Box 588, Portland, ME 04112 (Express Mail Address: Catholic Responsible Investments Funds, c/o Atlantic Shareholder Services, LLC, Three Canal Plaza, Ground Floor, Portland, ME 04101). Please allow up to 15 days to create the plan and 3 days to cancel or change it.

Purchases In-Kind

Subject to the approval of the Funds, an investor may purchase shares of a Fund with liquid securities and other assets that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Fund’s valuation policies. These transactions will be effected only if the Adviser deems the security to be an appropriate investment for the Fund. Assets purchased by a Fund in such transactions will be valued in accordance with procedures adopted by the Funds. The Funds reserve the right to amend or terminate this practice at any time.

Minimum Purchases

To purchase Institutional or Investor Shares of a Fund for the first time, you must generally invest at least the minimums presented below. There is no minimum amount for subsequent investments.

Name of Fund	Investor Shares	Institutional Shares
Catholic Responsible Investments Magnus 45/55 Fund	$5,000	$15,000,000
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	$5,000	$15,000,000
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	$5,000	$15,000,000
Catholic Responsible Investments Magnus 75/25 Fund	$5,000	$15,000,000
Catholic Responsible Investments Ultra Short Bond Fund	N/A	$5,000
Catholic Responsible Investments Short Duration Bond Fund	N/A	$5,000
Catholic Responsible Investments Opportunistic Bond Fund	$5,000	$5,000,000
Catholic Responsible Investments Bond Fund	$5,000	$5,000,000
Catholic Responsible Investments Equity Index Fund	N/A	$3,000,000
Catholic Responsible Investments Multi-Style US Equity Fund	$5,000	$5,000,000
Catholic Responsible Investments International Equity Fund	$5,000	$5,000,000
Catholic Responsible Investments Small-Cap Fund	N/A	$3,000,000
Catholic Responsible Investments International Small-Cap Fund	N/A	$1,000,000

Each Fund reserves the right to waive the minimum investment amounts in its sole discretion. In addition, the minimum investment amount for Institutional Shares may be waived for investments by funds managed by the Adviser.

Fund Codes

The Funds’ reference information, which is listed below, will be helpful to you when you contact a Fund to purchase or exchange shares, check daily NAV, or obtain additional information.

Fund Name	Share Class	Ticker Symbol	CUSIP	Fund Code
Catholic Responsible Investments Magnus 45/55 Fund	Investor Shares	CMNVX	14919E100	250-100
	Institutional Shares	CMNSX	14919E209	250-101
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	Investor Shares	CMMVX	14919E308	250-110
	Institutional Shares	CMMSX	14919E407	250-111
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	Investor Shares	CMPVX	14919E506	250-105
	Institutional Shares	CMPSX	14919E605	250-106
Catholic Responsible Investments Magnus 75/25 Fund	Investor Shares	CMUVX	14919E704	250-115
	Institutional Shares	CMUSX	14919E803	250-116
Catholic Responsible Investments Ultra Short Bond Fund	Institutional Shares	CRHSX	14919E886	250-1
Catholic Responsible Investments Short Duration Bond Fund	Institutional Shares	CRDSX	14919E878	250-15
Catholic Responsible Investments Opportunistic Bond Fund	Investor Shares	CROVX	14919E860	250-18
	Institutional Shares	CROSX	14919E852	250-19
Catholic Responsible Investments Bond Fund	Investor Shares	CRBVX	14919E837	250-16
	Institutional Shares	CRBSX	14919E845	250-17
Catholic Responsible Investments Equity Index Fund	Institutional Shares	CRQSX	14919E829	250-36
Catholic Responsible Investments Multi-Style US Equity Fund	Investor Shares	CRTVX	14919E811	250-45
	Institutional Shares	CRTSX	14919E795	250-46
Catholic Responsible Investments International Equity Fund	Investor Shares	CRLVX	14919E787	250-34
	Institutional Shares	CRLSX	14919E779	250-35
Catholic Responsible Investments Small-Cap Fund	Institutional Shares	CRSSX	14919E761	250-42
Catholic Responsible Investments International Small-Cap Fund	Institutional Shares	CRNSX	14919E753	250-28

General Information

You may purchase shares on any day that the NYSE is open for business (a “Business Day”). Shares cannot be purchased by Federal Reserve wire on days that either the NYSE or the Federal Reserve is closed.

A Fund’s price per share will be the NAV per share next determined after the Fund or an authorized institution (as defined below) receives your purchase order in proper form. “Proper form” means that the Fund was provided with a complete and signed account application, including the investor’s social security number or tax identification number and other identification required by law or regulation, as well as sufficient purchase proceeds.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day’s NAV, a Fund or an authorized institution must receive your purchase order in proper form before the close of normal trading on the NYSE. If the NYSE closes early, as in the case of scheduled half-day trading or unscheduled suspensions of trading, a Fund reserves the right to calculate NAV as of the earlier closing time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions. Shares will only be priced on Business Days. Since securities that are traded on foreign exchanges may trade on days that are not Business Days, the value of a Fund’s assets may change on days when you are unable to purchase or redeem shares.

Buying or Selling Shares through a Financial Intermediary

In addition to being able to buy and sell Fund shares directly from the Funds through their transfer agent, you may also buy or sell shares of a Fund through accounts with financial intermediaries, such as brokers and other institutions that are authorized to place trades in Fund shares for their customers. When you purchase or sell Fund shares through a financial intermediary (rather than directly from a Fund), you may have to transmit your purchase and sale requests to the financial intermediary at an earlier time for your transaction to become effective that day. This allows the financial intermediary time to process your requests and transmit them to the Fund prior to the time the Fund calculates its NAV that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to a Fund on time. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses. Unless your financial intermediary is an authorized institution, orders transmitted by the financial intermediary and received by a Fund after the time NAV is calculated for a particular day will receive the following day’s NAV.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to act as agent on behalf of the Funds with respect to the receipt of purchase and redemption orders for Fund shares (“authorized institutions”). Authorized institutions are also authorized to designate other intermediaries to receive purchase and redemption orders on a Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized institution or, if applicable, an authorized institution’s designee, receives the order. Orders will be priced at a Fund’s NAV next computed after they are received by an authorized institution or an authorized institution’s designee. To determine whether your financial intermediary is an authorized institution or an authorized institution’s designee such that it may act as agent on behalf of a Fund with respect to purchase and redemption orders for Fund shares, you should contact your financial intermediary directly.

If you deal directly with a financial intermediary, you will have to follow its procedures for transacting with a Fund. Your financial intermediary may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell Fund shares through a financial intermediary, you should contact your financial intermediary directly.

How the Funds Calculate NAV

The NAV of a class of a Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of shares outstanding of the class.

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or a Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board. Pursuant to the policies adopted by, and under the ultimate supervision of, the Board, these methods are implemented through the Trust’s Fair Value Pricing Committee, members of which are appointed by the Board. A Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. The respective prospectuses for the open-end investment companies in which a Fund invests explain the circumstances in which those investment companies will use fair value pricing and the effect of fair value pricing.

There may be limited circumstances in which a Fund would price securities at fair value for stocks of U.S. companies that are traded on U.S. exchanges – for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time a Fund calculated its NAV.

With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. Foreign securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any foreign securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the foreign markets and the time as of which a Fund prices its shares, the value the Fund assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the United States, or other relevant information related to the securities.

When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds may use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV.

Other assets for which market quotations are not readily available will be valued at their fair value as determined in good faith pursuant to procedures adopted by the Board.

How to Sell Your Fund Shares

If you own your shares directly, you may sell your shares on any Business Day by contacting the Funds directly by mail or telephone at 866-348-6466.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Funds.

If you would like to have your redemption proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Funds in writing.

To protect you and the Funds against fraud, signatures on certain requests must have a Medallion Signature Guarantee. A Medallion Signature Guarantee verifies the authenticity of your signature. You may obtain a Medallion Signature Guarantee from most banking institutions or securities brokers but not from a notary public. Written instructions signed by all registered shareholders with a Medallion Signature Guarantee for each shareholder are required for any of the following:

•	written requests to redeem $100,000 or more;

•	changes to a shareholder’s record name or account registration;

•	paying redemption proceeds from an account for which the address has changed within the last 30 days;

•	sending redemption and distribution proceeds to any person, address or financial institution account not on record;

•	sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account; and

•	adding or changing ACH or wire instructions, the telephone redemption or exchange option or any other election in connection with your account.

The transfer agent reserves the right to require Medallion Signature Guarantees on all redemptions.

Accounts held by a corporation, trust, fiduciary or partnership, may require additional documentation along with a signature guaranteed letter of instruction. The Funds participate in the Paperless Legal Program (the “Program”), which eliminates the need for accompanying paper documentation on legal securities transfers. Requests received with a Medallion Signature Guarantee will be reviewed for the proper criteria to meet the guidelines of the Program and may not require additional documentation. Please contact Shareholder Services at 866-348-6466 for more information.

The sale price of each share will be the NAV next determined after a Fund (or an authorized institution) receives your request in proper form.

By Mail

To redeem shares by mail, please send a letter to the Funds signed by all registered parties on the account specifying:

•	The Fund name;
•	The share class;
•	The account number;
•	The dollar amount or number of shares you wish to redeem;
•	The account name(s); and
•	The address to which redemption (sale) proceeds should be sent.

All registered shareholders must sign the letter in the exact name(s) and must designate any special capacity in which they are registered.

Regular Mail Address

Catholic Responsible Investments Funds

P.O. Box 588

Portland, ME 04112

Express Mail Address

Catholic Responsible Investments Funds

c/o Atlantic Shareholder Services, LLC

Three Canal Plaza, Ground Floor

Portland, ME 04101

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services of sell orders does not constitute receipt by the Funds’ transfer agent. The share price used to fill the sell order is the next price calculated by a Fund after the Funds’ transfer agent receives the order in proper form at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

By Telephone

To redeem shares by telephone, you must first establish the telephone redemption privilege (and, if desired, the wire and/or ACH redemption privilege) by completing the appropriate sections of the account application. Call 866-348-6466 to redeem your shares. Based on your instructions, the Funds will mail your proceeds to you, or send them to your bank via wire or ACH.

By Systematic Withdrawal Plan (via ACH)

If your account balance is at least $50,000, you may transfer as little as $1,000 per month from your account to another financial institution through a Systematic Withdrawal Plan (via ACH). To participate in this service, you must complete the appropriate sections of the account application and mail it to the Funds.

Receiving Your Money

Normally, a Fund will send your sale proceeds within one Business Day after it receives your redemption request. A Fund, however, may take up to seven days to pay redemption proceeds. Your proceeds can be wired to your bank account (may be subject to a $10 fee), sent to you by check or sent via ACH to your bank account if you have established banking instructions with a Fund. If you are selling shares that were recently purchased by check or through ACH, redemption proceeds may not be available until your check has cleared or the ACH transaction has been completed (which may take up to 15 days from your date of purchase).

A Fund typically expects to sell portfolio assets and/or hold cash or cash equivalents to meet redemption requests. On a less regular basis, a Fund may also meet redemption requests by using short-term borrowings from its custodian and/or redeeming shares in-kind (as described below). These methods may be used during both normal and stressed market conditions.

Redemptions In-Kind

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Funds’ remaining shareholders, the Funds might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in-kind). If your shares were redeemed in-kind, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in-kind until they are sold.

Involuntary Redemptions of Your Shares

If your account balance drops below $1,000 for Investor Shares or $10,000 for Institutional Shares, because of redemptions, you may be required to sell your shares. The Funds generally will provide you at least 30 days’ written notice to give you time to add to your account and avoid the involuntary redemption of your shares. Each Fund reserves the right to waive the minimum account value requirement in its sole discretion. If your Fund shares are redeemed for this reason within 30 days of their purchase, the redemption fee will not be applied.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares or delay payment of redemption proceeds for more than seven days during times when the NYSE is closed, other than during customary weekends or holidays, or as otherwise permitted by the SEC. More information about this is in the SAI.

How to Exchange Your Fund Shares

At no charge, you may exchange Investor Shares or Institutional Shares, respectively, of one Fund for Investor Shares or Institutional Shares, respectively, of another Fund by writing to or calling the Funds. Exchanges are subject to the minimum investment requirements and the fees and expenses of the Fund you exchange into. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds’ policy on excessive trading, see “Excessive Trading Policies and Procedures.”

At no charge, you or your financial intermediary may also convert one class of shares of a Fund directly to another class of shares of the same Fund, by writing to or calling the Fund, subject to the minimum investment requirements and the fees and expenses of the share class of the Fund you convert into. A conversion between share classes of a Fund is generally not a taxable event.

You may only exchange or convert shares between accounts with identical registrations (i.e., the same names and addresses). If you purchase shares through a financial intermediary, you may only exchange or convert into a Fund or share class which your financial intermediary sells or services. Your financial intermediary can tell you which share classes are available through your platform or program.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions they reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

Payments to Financial Intermediaries

The Funds and/or the Adviser may compensate financial intermediaries for providing a variety of services to the Funds and/or their shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates. This section briefly describes how financial intermediaries may be paid for providing these services. For more information, please see “Payments to Financial Intermediaries” in the SAI.

Shareholder Servicing Plan

Each Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the average daily net assets of the Fund’s Investor Shares. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders’ accounts and other shareholder services.

Payments by the Adviser

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support for the Funds. These payments are sometimes characterized as “revenue sharing” payments and are made out of the Adviser’s and/or its affiliates’ own legitimate profits or other resources, and may be in addition to any payments made to financial intermediaries by the Funds. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Funds available to their customers or registered representatives, including providing the Funds with “shelf space,” placing them on a preferred or recommended fund list, or promoting the Funds in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority (“FINRA”) rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries.

The level of payments made by the Adviser and/or its affiliates to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary’s relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Because such payments are not made by the Funds, they will not change the NAV or price of a Fund’s shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders.

In addition to these payments, your financial intermediary may charge you account fees, commissions or transaction fees for buying or redeeming shares of the Funds, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

Other Policies

Excessive Trading Policies and Procedures

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of a Fund may present risks to the Fund’s long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of a Fund’s investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring a Fund to maintain higher cash balances to meet redemption requests and experiencing increased transaction costs.

In addition, because certain Funds may invest in foreign securities traded primarily on markets that close prior to the time a Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than funds investing exclusively in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by a Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as “price” or “time zone” arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of a Fund’s shares if the prices of the Fund’s foreign securities do not reflect their fair value. Although the Funds have procedures designed to determine the fair value of foreign securities for purposes of calculating their NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.

In addition, Funds that invest in small- and mid-cap securities, which often trade in lower volumes and may be less liquid, may be more susceptible to the risks posed by frequent trading because frequent transactions in the Funds’ shares may have a greater impact on the market prices of these types of securities.

The Funds’ service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds’ policies and procedures described in this prospectus and approved by the Board. For purposes of applying these policies, the Funds’ service providers may consider the trading history of accounts under common ownership or control. The Funds’ policies and procedures include:

•	Shareholders are restricted from making more than one (1) “round trip,” including exchanges, into or out of a Fund within any thirty (30) calendar day period. The Funds define a “round trip” as a purchase or exchange into a Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

•	A redemption fee of 2.00% of the value of the shares sold will be imposed on shares of the Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Equity Index Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund, Catholic Responsible Investments Small-Cap Fund and Catholic Responsible Investments International Small-Cap Fund redeemed within 30 days or less after their date of purchase (subject to certain exceptions as discussed below in “Redemption Fees”).

•	Each Fund reserves the right to reject any purchase or exchange request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Funds’ and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds’ long-term shareholders. The Funds do not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in a Fund will occur. Investments by funds managed by the Adviser and systematic purchases and redemptions are exempt from these policies.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Funds for their customers through which transactions are placed. The Funds have entered into “information sharing agreements” with these financial intermediaries, which permit the Funds to obtain, upon request, information about the trading activity of the intermediary’s customers that invest in the Funds. If the Funds or their service providers identify omnibus account level trading patterns that have the potential to be detrimental to the Funds, the Funds or their service providers may, in their sole discretion, request from the financial intermediary information concerning the trading activity of its customers. Based upon a review of that information, if the Funds or their service providers determine that the trading activity of any customer may be detrimental to the Funds, they may, in their sole discretion, request the financial intermediary to restrict or limit further trading in the Funds by that customer. If the Funds are not satisfied that the intermediary has taken appropriate action, the Funds may terminate the intermediary’s ability to transact in Fund shares. When information regarding transactions in the Funds’ shares is requested by the Funds and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons.

The Funds and their service providers will use reasonable efforts to work with financial intermediaries to identify excessive short-term trading in omnibus accounts that may be detrimental to the Funds. However, there can be no assurance that the monitoring of omnibus account level trading will enable the Funds to identify or prevent all such trading by a financial intermediary’s customers. Please contact your financial intermediary for more information.

Redemption Fee

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of short-term trading, each of the Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Equity Index Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund, Catholic Responsible Investments Small-Cap Fund and Catholic Responsible Investments International Small-Cap Fund charges a 2.00% redemption fee on redemptions of shares that have been held for less than 30 days. The redemption fee is deducted from a Fund’s sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund from which the redemption was made. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of a Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first.

The redemption fee is applicable to Fund shares purchased either directly from a Fund or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Funds request that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Funds. However, the Funds recognize that due to operational and systems limitations, intermediaries’ methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds’. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, a Fund may not be able to defray the expenses associated with those short-term trades made by that financial intermediary’s customers.

Each Fund reserves the right to waive its redemption fee at its discretion when it believes such waiver is in the best interests of the Fund, including with respect to certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories currently include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic withdrawals; (v) investments by funds managed by the Adviser; and (vi) retirement loans and withdrawals.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Funds will ask your name, address, date of birth, and other information that will allow the Funds to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify your identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker or financial intermediary. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

The Funds reserve the right to close or liquidate your account at the next-determined NAV and remit proceeds to you via check if they are unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Funds. Further, the Funds reserve the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of illegal activities and has appointed an anti-money laundering officer to monitor the Fund’s compliance with the program. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

Unclaimed Property

Each state has unclaimed property rules that generally provide for escheatment (or transfer) to the state of unclaimed property under various circumstances. Such circumstances include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office, or “RPO,” as undeliverable), or a combination of both inactivity and returned mail. Once it flags property as unclaimed, the applicable Fund will attempt to contact the shareholder, but if that attempt is unsuccessful, the account may be considered abandoned and escheated to the state.

Shareholders that reside in the state of Texas may designate a representative to receive escheatment notifications by completing and submitting a designation form that can be found on the website of the Texas Comptroller. While the designated representative does not have any rights to claim or access the shareholder’s account or assets, the escheatment period will cease if the representative communicates knowledge of the shareholder’s location and confirms that the shareholder has not abandoned his or her property. A completed designation form may be mailed to the Funds (if shares are held directly with the Funds) or to the shareholder’s financial intermediary (if shares are not held directly with the Funds).

More information on unclaimed property and how to maintain an active account is available through your state or by calling 866-348-6466.

Dividends and Distributions

The Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund and Catholic Responsible Investments Magnus 75/25 Fund distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually.

The Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund distribute their net investment income monthly and make distributions of their net realized capital gains, if any, at least annually.

The Catholic Responsible Investments Equity Index Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund, Catholic Responsible Investments Small-Cap Fund and Catholic Responsible Investments International Small-Cap Fund distribute their net investment income quarterly and make distributions or their net realized capital gains, if any, at least annually.

If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution. You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify a Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. The following is a summary of the U.S. federal income tax consequences of investing in the Funds. This summary is based on current tax laws, which may change. This summary does not apply to shares held in an IRA or other tax-qualified plans, which are generally not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future.

Each Fund intends to elect and to qualify each year for treatment as a regulated investment company (“RIC”) within the meaning of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order to do so, among other requirements, each Fund must derive at least 90% of its gross income each taxable year from qualifying income and diversify its assets as described in more detail in the SAI. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

The Funds intend to distribute substantially all of their net investment income and net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Funds, may be subject to federal, state, and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Distributions that are reported by the Funds as long-term capital gains and as qualified dividend income are generally taxable at the rates applicable to long-term capital gains currently set at a maximum tax rate for individuals at 20% (lower rates apply to individuals in lower tax brackets), provided that certain holding period requirements are satisfied by you and the Funds. Once a year the Funds (or their administrative agent) will send you a statement showing the types and total amount of distributions you received during the previous year. Certain Funds’ investment strategies may limit their ability to make distributions eligible for the reduced tax rates applicable to qualified dividend income.

Under recently issued final Treasury Regulations, a RIC that receives business interest income may pass through its net business interest income for purposes of the tax rules applicable to the interest expense limitations under Section 163(j) of the Code. A RIC’s total “Section 163(j) Interest Dividend” for a tax year is limited to the excess of the RIC’s business interest income over the sum of its business interest expense and its other deductions properly allocable to its business interest income. A RIC may, in its discretion, designate all or a portion of ordinary dividends as Section 163(j) Interest Dividends, which would allow the recipient shareholder to treat the designated portion of such dividends as interest income for purposes of determining such shareholder’s interest expense deduction limitation under Section 163(j). This can potentially increase the amount of a shareholder’s interest expense deductible under Section 163(j). In general, to be eligible to treat a Section 163(j) Interest Dividend as interest income, you must have held your shares in a Fund for more than 180 days during the 361-day period beginning on the date that is 180 days before the date on which the share becomes ex-dividend with respect to such dividend. Section 163(j) Interest Dividends, if so designated by a Fund, will be reported to your financial intermediary or otherwise in accordance with the requirements specified by the Internal Revenue Service (“IRS”).

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as “buying a dividend” and should be avoided by taxable investors.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale. A sale may result in a capital gain or loss to you. The gain or loss on the sale of Fund shares generally will be treated as a short-term capital gain or loss if you held the shares for 12 months or less, or a long-term capital gain or loss if you held the shares for longer. Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by you with respect to the Fund shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if you purchase other substantially identical shares within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

The Funds (or their administrative agent) must report to the IRS and furnish to Fund shareholders cost basis information for Fund shares. In addition to reporting the gross proceeds from the sale of Fund shares, a Fund (or its administrative agent) is also required to report the cost basis information for such shares and indicate whether these shares have a short-term or long-term holding period. For each sale of Fund shares, a Fund will permit its shareholders to elect from among several IRS-accepted cost basis methods. In the absence of an election, a Fund will use a default cost basis method. The cost basis method elected by Fund shareholders (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about cost basis reporting. Shareholders also should carefully review the cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

Certain Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect the ability of a Fund to qualify as a RIC, affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

Certain Funds may invest in MLPs taxed as partnerships. Due to a variety of factors, including significant non-cash deductions such as depreciation and depletion, MLPs have historically made cash distributions to limited partners that exceed the amount of taxable income allocable to such limited partners or members. These excess cash distributions would not be treated as income to a Fund but rather would be treated as a return of capital to the extent of the Fund’s basis in the MLP. As a consequence, a Fund may make distributions that exceed its earnings and profits, which would be characterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in Fund shares and result in a higher capital gain or lower capital loss when the Fund shares are sold. After a shareholder’s basis in Fund shares has been reduced to zero, distributions in excess of earnings and profits in respect of those Fund shares will be treated as gain from the sale of the Fund shares.

Certain Funds may invest in publicly traded partnerships. “Qualified publicly traded partnership income” within the meaning of section 199A(e)(5) of the Code is eligible for a 20% deduction by non-corporate taxpayers. “Qualified publicly traded partnership income” is generally income of a “publicly traded partnership” that is not treated as a corporation for U.S. federal income tax purposes that is effectively connected with such entity’s trade or business, but does not include certain investment income. This deduction, if allowed in full, equates to a maximum effective federal income tax rate of 29.6% (37% top rate applied to income after 20% deduction). The Code does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. Currently, direct investors in entities that generate “qualified publicly traded partnership income” will enjoy the lower rate, but investors in RICs that invest in such entities will not. It is uncertain whether future technical corrections or administrative guidance will address this issue to enable a Fund to pass through the special character of “qualified publicly traded partnership income” to shareholders.

MLPs and other partnerships that the Funds may invest in (including the Underlying Funds in which the Magnus Funds are invested) will deliver Schedules K-1 to the Funds to report their share of income, gains, losses, deductions and credits of the MLP or other partnership. These Schedules K-1 may be delayed and may not be received until after the time that a Fund issues its tax reporting statements. As a result, a Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues you your Form 1099 tax reporting statement and, accordingly, send you a corrected Form 1099.

Certain Funds may invest in REITs. “Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective federal income tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by a Fund to its shareholders that are attributable to qualified REIT dividends received by the Fund and which the Fund properly reports as “section 199A dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

REITs in which a Fund invests often do not provide complete and final tax information to the Fund until after the time that the Fund issues a tax reporting statement. As a result, a Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, a Fund (or its administrative agent) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

To the extent a Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund receives from sources in foreign countries. If more than 50% of the total assets of a Fund consists of foreign securities, such Fund will be eligible to file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Foreign tax credits, if any, received by a Fund (including a Magnus Fund) as a result of an investment in another RIC (including an Underlying Fund or an ETF which is taxable as a RIC) will not be passed through to you unless the Fund qualifies as a “qualified fund-of-funds” under the Code. A Fund will be treated as a “qualified fund-of-funds” under the Code if at least 50% of the value of the Fund’s total assets (at the close of each quarter of the Fund’s taxable year) is represented by interests in other RICs. If a Fund makes the election discussed above, the Fund (or its administrative agent) will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions.

Non-U.S. investors in the Funds may be subject to U.S. withholding tax and are encouraged to consult their tax advisor prior to investing the Funds.

Because each shareholder’s tax situation is different, you should consult your tax advisor about the tax implications of an investment in the Funds.

More information about taxes is in the SAI.

Additional Information

The Trust enters into contractual arrangements with various parties, including, among others, the Funds’ investment adviser, custodian, transfer agent, accountants, administrator and distributor, who provide services to the Funds. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against the service providers or to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Trust.

This prospectus and the SAI provide information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of the Funds. The Funds may make changes to this information from time to time. Neither this prospectus, the SAI or any document filed as an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Funds and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Indexes/Trademark Licenses/Disclaimers

The S&P 500® Index and S&P SmallCap 600® Index (the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by CBIS. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by CBIS. The Catholic Responsible Investments Equity Index Fund and the Catholic Responsible Investments Small-Cap Fund (the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to CBIS with respect to the Indices is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to CBIS or the Products. S&P Dow Jones Indices have no obligation to take the needs of CBIS or the owners of the Products into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products or the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC are not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY CBIS, OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND CBIS, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Financial Highlights

Because the Funds have not commenced operations as of the date of this prospectus, financial highlights are not available. The Predecessor Funds’ audited financial statements for the period ended December 31, 2020 and the Predecessor Funds’ unaudited financial statements for the period January 1, 2021 through June 30, 2021 are attached as Appendix C to the Funds’ SAI. Information about how to obtain the Funds’ SAI is available on the back cover of this Prospectus.

CATHOLIC RESPONSIBLE INVESTMENTS FUNDS

Investment Adviser

Christian Brothers Investment Services, Inc.

125 S. Wacker Drive

Suite 2400

Chicago, Illinois 60606

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103-2921

More information about the Funds is available, without charge, through the following:

Statement of Additional Information (“SAI”): The SAI, dated December 6, 2021, as it may be amended from time to time, includes detailed information about the Funds. The SAI is on file with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports: Once available, these reports will list the Funds’ holdings and contain information from the Adviser about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also will contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report (When Available), or More Information:

By Telephone:	866-348-6466

By Mail:	Catholic Responsible Investments Funds
P.O. Box 588
Portland, Maine 04112

By Internet:	https://www.cbisonline.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about Catholic Responsible Investments Funds, from the EDGAR Database on the SEC’s website at: http://www.sec.gov. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust’s Investment Company Act registration number is 811-23718

CRI-PS-001-0100

STATEMENT OF ADDITIONAL INFORMATION

Catholic Responsible Investments Magnus 45/55 Fund

(Ticker Symbol: Investor Shares—CMNVX)

(Ticker Symbol: Institutional Shares—CMNSX)

Catholic Responsible Investments Magnus 60/40 Beta Plus Fund

(Ticker Symbol: Investor Shares—CMMVX)

(Ticker Symbol: Institutional Shares—CMMSX)

Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund

(Ticker Symbol: Investor Shares—CMPVX)

(Ticker Symbol: Institutional Shares—CMPSX)

Catholic Responsible Investments Magnus 75/25 Fund

(Ticker Symbol: Investor Shares—CMUVX)

(Ticker Symbol: Institutional Shares—CMUSX)

Catholic Responsible Investments Ultra Short Bond Fund

(Ticker Symbol: Institutional Shares—CRHSX)

Catholic Responsible Investments Short Duration Bond Fund

(Ticker Symbol: Institutional Shares—CRDSX)

Catholic Responsible Investments Opportunistic Bond Fund

(Ticker Symbol: Investor Shares—CROVX)

(Ticker Symbol: Institutional Shares—CROSX)

Catholic Responsible Investments Bond Fund

(Ticker Symbol: Investor Shares—CRBVX)

(Ticker Symbol: Institutional Shares—CRBSX)

Catholic Responsible Investments Equity Index Fund

(Ticker Symbol: Institutional Shares—CRQSX)

Catholic Responsible Investments Multi-Style US Equity Fund

(Ticker Symbol: Investor Shares—CRTVX)

(Ticker Symbol: Institutional Shares—CRTSX)

Catholic Responsible Investments International Equity Fund

(Ticker Symbol: Investor Shares—CRLVX)

(Ticker Symbol: Institutional Shares—CRLSX)

Catholic Responsible Investments Small-Cap Fund

(Ticker Symbol: Institutional Shares—CRSSX)

Catholic Responsible Investments International Small-Cap Fund

(Ticker Symbol: Institutional Shares—CRNSX)

each, a series of CATHOLIC RESPONSIBLE INVESTMENTS FUNDS

December 6, 2021

Investment Adviser:

CHRISTIAN BROTHERS INVESTMENT SERVICES INC.

Investment Sub-Advisers:

Brandywine Global Investment Management, LLC

Causeway Capital Management LLC

Dodge & Cox

Global Alpha Capital Management, Ltd.

Lazard Asset Management LLC

Longfellow Investment Management Co., LLC

Mar Vista Investment Partners, LLC

Principal Global Investors, LLC

RhumbLine Advisers

Sun Life Capital Management (U.S.) LLC

WCM Investment Management, LLC

Wellington Management Company LLP

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of Catholic Responsible Investments Funds (the “Trust”) and the Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Catholic Responsible Investments Magnus 75/25 Fund, Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Equity Index Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund, Catholic Responsible Investments Small-Cap Fund and Catholic Responsible Investments International Small-Cap Fund (each, a “Fund” and together, the “Funds”). This SAI is incorporated by reference into and should be read in conjunction with the Funds’ prospectus dated December 6, 2021, as it may be amended from time to time (the “Prospectus”). Capitalized terms not defined herein are defined in the Prospectus. Shareholders may obtain copies of the Prospectus or the Funds’ annual or semi-annual report, when available, free of charge by writing to the Trust at Catholic Responsible Investments Funds, P.O. Box 588, Portland, ME 04112 (Express Mail Address: Catholic Responsible Investments Funds, c/o Atlantic Shareholder Services, LLC, Three Canal Plaza, Ground Floor, Portland, ME 04101) or calling the Trust at 866-348-6466.

ii

December 6, 2021	CRI-SX-001-0100

iii

THE TRUST

General. Catholic Responsible Investments Funds (the “Trust”) is an open-end management investment company that offers shares of diversified portfolios. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated July 8, 2021 and amended and restated November 17, 2021 (the “Declaration of Trust”). The Declaration of Trust permits the Trust to offer separate series (“portfolios”) of units of beneficial interest (“shares”) and separate classes of shares of such portfolios. Each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio.

The management and affairs of the Trust are supervised by a Board of Trustees (each member, a “Trustee” and together, the “Trustees” or the “Board”) under the laws of the State of Delaware. The Trustees have approved contracts under which, as described in this Statement of Additional Information (“SAI”), certain companies provide essential management services to the Trust. All consideration received by the Trust for shares of any portfolio, all assets of such portfolio, belong to that portfolio and would be subject to the liabilities related thereto. The Trust pays its expenses, including, among others, the fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and report to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organizational expenses. This SAI relates to the following portfolios:

•	the Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Catholic Responsible Investments Magnus 75/25 Fund (together, the “Magnus Funds”); and
•	the Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Equity Index Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund, Catholic Responsible Investments Small-Cap Fund and Catholic Responsible Investments International Small-Cap Fund (together, the “Asset Class Funds” and together with the Magnus Funds, the “Funds” and each, a “Fund”).

The investment adviser, Christian Brothers Investment Services Inc. (“CBIS” or the “Adviser”), and investment sub-advisers (each, a “Sub-Adviser” and, together, the “Sub-Advisers”) to the Funds are referred to collectively as the “advisers.” The affiliated investment companies in which each Magnus Fund may invest are each referred to as an “Underlying Fund” and collectively as “Underlying Funds.”

Description of Multiple Classes of Shares. The Trust is authorized to offer shares of the Funds in Investor Shares and Institutional Shares. The different classes provide for variations in shareholder servicing expenses and minimum investment requirements. Minimum investment requirements and investor eligibility are described in the Prospectus. For more information on distribution and shareholder servicing expenses, see “Payments to Financial Intermediaries” in this SAI. The Trust reserves the right to create and issue additional classes of portfolios. The Funds are currently offered in the following classes of shares:

Fund	Investor Shares	Institutional Shares
Catholic Responsible Investments Magnus 45/55 Fund	X	X
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	X	X
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	X	X
Catholic Responsible Investments Magnus 75/25 Fund	X	X
Catholic Responsible Investments Ultra Short Bond Fund		X
Catholic Responsible Investments Short Duration Bond Fund		X
Catholic Responsible Investments Opportunistic Bond Fund	X	X
Catholic Responsible Investments Bond Fund	X	X
Catholic Responsible Investments Equity Index Fund		X
Catholic Responsible Investments Multi-Style US Equity Fund	X	X
Catholic Responsible Investments International Equity Fund	X	X
Catholic Responsible Investments Small-Cap Fund		X
Catholic Responsible Investments International Small-Cap Fund		X

History of the Funds. The Funds are successors to the funds of the Catholic United Investment Trust (the “Predecessor Funds”). The Predecessor Funds were managed by the Adviser using investment objectives, strategies, policies and restrictions that were in all material respects equivalent to those used in managing the Funds. The date of inception of the Predecessor Funds is set forth in the table below. The Predecessor Funds dissolved and reorganized into the Investor Shares and Institutional Shares of each Fund on December 6, 2021. All of the assets of the Predecessor Funds were transferred to the Funds in connection with the reorganization.

Predecessor Fund	Predecessor Fund Inception	Fund
CUIT Magnus 45/55 Fund	July 2018	Catholic Responsible Investments Magnus 45/55 Fund
CUIT Magnus 60/40 Beta Plus Fund	July 2018	Catholic Responsible Investments Magnus 60/40 Beta Plus Fund
CUIT Magnus 60/40 Alpha Plus Fund	July 2018	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund
CUIT Magnus 75/25 Fund	July 2018	Catholic Responsible Investments Magnus 75/25 Fund
CUIT Money Market Fund[1]	January 1985	Catholic Responsible Investments Ultra Short Bond Fund
CUIT Short Bond Fund	January 1985	Catholic Responsible Investments Short Duration Bond Fund
CUIT Opportunistic Bond Fund	May 2013	Catholic Responsible Investments Opportunistic Bond Fund
CUIT Intermediate Diversified Bond Fund	January 1995	Catholic Responsible Investments Bond Fund
CUIT Core Equity Index Fund	January 1995	Catholic Responsible Investments Equity Index Fund
CUIT Multi-Style US Equity Fund	March 2021	Catholic Responsible Investments Multi-Style US Equity Fund
CUIT International Equity Fund	January 1995	Catholic Responsible Investments International Equity Fund
CUIT Small Cap Equity Index Fund	January 2007	Catholic Responsible Investments Small-Cap Fund
CUIT International Small Capitalization Fund	December 2019	Catholic Responsible Investments International Small-Cap Fund

1.	Notwithstanding the fact that the CUIT Money Market Fund is the Predecessor Fund of the Catholic Responsible Investments Ultra Short Bond Fund, the Ultra Short Bond Fund is not a money market fund and does not comply with Rule 2a-7 under the 1940 Act, which imposes restrictions on a money market fund's investments with respect to maturity, credit quality, liquidity and diversification.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices of the Funds and the associated risk factors. Under normal circumstances, each Magnus Fund invests only in shares of the Underlying Funds, although they may additionally invest in government securities, short term paper and cash. References to "Fund," where applicable, also refer to the Underlying Funds. An Underlying Fund may purchase any of the following instruments and/or engage in any of the following investment practices if, in the opinion of the advisers, such investments or investment practices will be advantageous to the Fund. A Fund is free to reduce or eliminate its activity in any of these areas. The Adviser or a Sub-Adviser, as applicable, may invest in any of the following instruments or engage in any of the following investment practices unless such investment or activity is inconsistent with or is not permitted by a Fund's stated investment policies, including those stated below. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund's investment objective.

Each Fund’s principal investment strategies and the risks associated with the same are described in the “Summary Section” and “More Information about the Funds’ Investment Objectives, Strategies and Risks” sections of the Prospectus. The following discussion provides additional information about those principal investment strategies and related risks, as well as information about investment strategies (and related risks) that a Fund may utilize, even though they are not considered to be “principal” investment strategies. Accordingly, an investment strategy (and related risk) that is described below, but which is not described in a Fund’s Prospectus, should not be considered to be a principal strategy (or related principal risk) applicable to that Fund.

AMERICAN DEPOSITARY RECEIPTS (“ADRs”)—ADRs, as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”), Continental Depositary Receipts (“CDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts may be sponsored or unsponsored. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the U.S.

Although the two types of depositary receipt facilities (unsponsored and sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.

ASSET-BACKED SECURITIES—Asset-backed securities are securities backed by non-mortgage assets, such as company receivables, truck and auto loans, leases, home equity loans, credit card receivables and student loans.

Other asset-backed securities may be created in the future. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations.

Asset-backed securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets that are passed through to the security holder. Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities.

For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Collateralized Debt Obligations (“CDOs”). CDOs are securitized interests in pools of non-mortgage assets. Such assets usually comprise loans or debt instruments. A CDO may be called a collateralized loan obligation (“CLO”) if it holds only loans. Multiple levels of securities are issued by the CDO, offering various maturity and credit risk characteristics that are characterized according to their degree of credit risk. Purchasers in CDOs are credited with their portion of the scheduled payments of interest and principal on the underlying assets plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CDOs in the longer maturity series are less likely than other asset passthroughs to be prepaid prior to their stated maturity.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder. There may be a limited secondary market for such securities.

In addition to the general risks associated with debt securities discussed in this SAI and the Prospectus, asset-backed securities carry additional risks including, but not limited to, the possibilities that: (i) the pace of payments on underlying assets may be faster or slower than anticipated or payments may be in default; (ii) the creditworthiness of the credit support provider may deteriorate; and (iii) such securities may become less liquid or harder to value as a result of market conditions or other circumstances.

For purposes of the Funds’ concentration policies, asset-backed securities will be classified according to the underlying assets securing such securities.

COMMERCIAL PAPER— Commercial paper is the term used to designate unsecured, short-term promissory notes issued by corporations and other entities to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance generally not exceeding 270 days. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities. The value of commercial paper will tend to fall when interest rates rise and rise when interest rates fall.

COMMODITY INVESTMENTS—A Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in commodity-linked instruments, which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. Real assets are assets such as oil, gas, industrial and precious metals, livestock, agricultural or meat products or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. The Sub-Advisers and, to the extent it directly manages the assets of a Fund, the Adviser, seek to provide exposure to various commodities and commodity sectors. The value of commodity-linked instruments may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism or political and regulatory developments. The prices of commodity-linked instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. For example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase in value. Of course, there can be no guarantee that these investments will perform in the same manner in the future, and at certain times the price movements of commodity investments have been parallel to those of debt and equity securities. In general, commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodity prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits.

CONSTRUCTION LOANS—In general, construction loans are mortgages on multifamily homes that are insured by the Federal Housing Administration (“FHA”) under various federal programs of the National Housing Act of 1934 and its amendments. Several FHA programs have evolved to ensure the construction financing and permanent mortgage financing on multifamily residences, nursing homes, elderly residential facilities and health care units. Project loans typically trade in two forms: either as FHA-insured or Government National Mortgage Association (“GNMA”) insured pass-through securities. In this case, a qualified issuer issues the pass-through securities while holding the underlying mortgage loans as collateral. Regardless of form, all projects are government-guaranteed by the U.S. Department of Housing and Urban Development (“HUD”) through the FHA insurance fund. The credit backing of all FHA and GNMA projects derives from the FHA insurance fund, so projects issued in either form enjoy the full faith and credit backing of the U.S. Government.

Most project pools consist of one large mortgage loan rather than numerous smaller mortgages, as is typically the case with agency single-family mortgage securities. As such, prepayments on projects are driven by the incentives most mortgagors have to refinance and are very project-specific in nature. However, to qualify for certain government programs, many project securities contain specific prepayment restrictions and penalties.

Under multifamily insurance programs, the government insures the construction financing of projects as well as the permanent mortgage financing on the completed structures. This is unlike the single-family mortgage market, in which the government only insures mortgages on completed homes. Investors purchase new projects by committing to fund construction costs on a monthly basis until the project is built. Upon project completion, an investor’s construction loan commitments are converted into a proportionate share of the final permanent project mortgage loan. The construction financing portion of a project trades in the secondary market as an insured Construction Loan Certificate (“CLC”). When the project is completed, the investor exchanges all the monthly CLCs for an insured Permanent Loan Certificate (“PLC”). The PLC is an insured pass-through security backed by the final mortgage on the completed property. As such, PLCs typically have a thirty-five to forty year maturity, depending on the type of final project. There are vastly more PLCs than CLCs in the market, owing to the long economic lives of the project structures. While neither CLCs nor PLCs are as liquid as agency single-family mortgage securities, both are traded on the secondary market and would generally not be considered illiquid. The benefit to owning these securities is a relatively high yield combined with significant prepayment protection, which generally makes these types of securities more attractive when prepayments are expected to be high in the mortgage market. CLCs typically offer a higher yield due to the fact that they are somewhat more administratively burdensome to account for.

CREDIT-LINKED NOTES—Credit-linked securities typically are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps or interest rate swaps, to obtain exposure to certain fixed-income markets or to remain fully invested when more traditional income producing securities are not available. Additional information about derivatives and the risks associated with them is provided under “Swaps, Caps, Floors, Collars and Swaptions.” Like an investment in a bond, an investment in credit-linked notes represents the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to certain derivative instruments entered into by the issuer of the credit-linked note. For example, the issuer may sell one or more credit default swaps entitling the issuer to receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs then the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. An investor holding a credit-linked note generally receives a fixed or floating coupon and the note’s par value upon maturity, unless the referenced creditor defaults or declares bankruptcy, in which case the investor receives the amount recovered. In effect, investors holding credit-linked notes receive a higher yield in exchange for assuming the risk of a specified credit event.

DEMAND INSTRUMENTS—Certain instruments may entail a demand feature that permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes. Demand instruments with demand notice periods exceeding seven days are considered to be illiquid investments. Additional information about illiquid investments is provided under “Illiquid Investments” below.

DIRECT LOANS, ASSIGNMENTS AND LOAN PARTICIPATIONS—Senior loans and bank loans typically are arranged through private negotiations between a borrower and several financial institutions or a group of lenders which are represented by one or more lenders acting as agent. The agent frequently is a commercial bank that originates the loan and invites other parties to join the lending syndicate. The agent will be primarily responsible for negotiating the loan agreement between the borrower and the lenders and will have responsibility for the documentation and ongoing administration of the loan on behalf of the lenders after completion of the loan transaction. A Fund can invest in a senior loan or bank loan either as a direct lender or through an assignment or participation. When a Fund acts as a direct lender, it will have a direct contractual relationship with the borrower and may participate in structuring the loan, enforce compliance by the borrower with the terms of the loan agreement and may have voting, consent and set-off rights under the loan agreement.

Loan assignments are investments in all or a portion of certain senior loans or bank loans purchased from the lenders or from other third parties. The purchaser of an assignment typically will acquire direct rights against the borrower under the loan. While the purchaser of an assignment typically succeeds to all the rights and obligations of the assigning lender under the loan agreement, because assignments are arranged through private negotiations between potential assignees and assignors, or other third parties whose interests are being assigned, the rights and obligations acquired by a Fund may differ from and be more limited than those held by the assigning lender.

With respect to senior loan or bank loan participations, a holder of a loan participation typically has only a contractual right with the seller of the participation and not with the borrower or any other entities interpositioned between the seller of the participation and the borrower. As such, the purchaser of a loan participation assumes the credit risk of the seller of the participation, and any intermediary entities between the seller and the borrower, in addition to the credit risk of the borrower. A Fund holding a participation will have the right to receive payments of principal, interest and fees to which it may be entitled only from the seller of the participation and only upon receipt of the seller of such payments from the borrower or from any intermediary parties between the seller and the borrower. Additionally, the purchaser of a participation generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, will have no voting, consent or set-off rights under the loan agreement and may not directly benefit from the collateral supporting the loan although lenders that sell participations generally are required to distribute liquidation proceeds received by them pro rata among the holders of such participations. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the seller or intermediary. In addition, if the borrower fails to pay principal and interest when due, a Fund may be subject to greater delays, expenses and risks that those that would have been involved if the Fund had purchased a direct obligation of such borrower.

Direct loans, assignments and loan participations may be considered liquid, as determined by the advisers based on criteria approved by the Board.

DERIVATIVES— In an attempt to reduce systemic and counterparty risks associated with over-the-counter (“OTC”) derivatives transactions, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) will require that a substantial portion of OTC derivatives be executed in regulated markets and submitted for clearing to regulated clearinghouses. The Commodities Futures Trading Commission (“CFTC”) also requires a substantial portion of derivative transactions that have historically been executed on a bilateral basis in the OTC markets to be executed through a regulated swap execution facility or designated contract market. The U.S. Securities and Exchange Commission (the “SEC”) is expected to impose a similar requirement with respect to security-based swaps. Such requirements may make it more difficult and costly for investment funds, including the Funds, to enter into highly tailored or customized transactions. They may also render certain strategies in which a Fund might otherwise engage impossible or so costly that they will no longer be economical to implement.

OTC trades submitted for clearing will be subject to minimum initial and variation margin requirements set by the relevant clearinghouse, as well as possible SEC- or CFTC-mandated margin requirements. The regulators also have broad discretion to impose margin requirements on non-cleared OTC derivatives. Although the Dodd-Frank Act includes limited exemptions from the clearing and margin requirements on which a Fund may be able to rely, the OTC derivative dealers with which the Fund may execute the majority of its OTC derivatives may not be able to rely on such exemptions, and therefore such dealers may be subject to clearing and margin requirements notwithstanding whether a Fund is subject to such requirements. OTC derivative dealers are also required to post margin to the clearinghouses through which they clear their customers’ trades instead of using such margin in their operations. This will further increase the dealers’ costs, which costs are expected to be passed through to other market participants in the form of higher fees and less favorable dealer marks.

Although the Dodd-Frank Act will require many OTC derivative transactions previously entered into on a principal-to-principal basis to be submitted for clearing by a regulated clearing house, certain of the derivatives that may be traded by a Fund may remain principal-to-principal or OTC contracts between a Fund and third parties entered into privately. The risk of counterparty non-performance can be significant in the case of these OTC instruments, and “bid-ask” spreads may be unusually wide in these unregulated markets. To the extent not mitigated by implementation of the Dodd-Frank Act, if at all, the risks posed by such instruments and techniques, which can be complex, may include: (1) credit risks (the exposure to the possibility of loss resulting from a counterparty’s failure to meet its financial obligations), as further discussed below; (2) market risk (adverse movements in the price of a financial asset or commodity); (3) legal risks (the characterization of a transaction or a party’s legal capacity to enter into it could render the financial contract unenforceable, and the insolvency or bankruptcy of a counterparty could pre-empt otherwise enforceable contract rights); (4) operational risk (inadequate controls, deficient procedures, human error, system failure or fraud); (5) documentation risk (exposure to losses resulting from inadequate documentation); (6) liquidity risk (exposure to losses created by inability to prematurely terminate the derivative); (7) systemic risk (the risk that financial difficulties in one institution or a major market disruption will cause uncontrollable financial harm to the financial system); (8) concentration risk (exposure to losses from the concentration of closely related risks such as exposure to a particular industry or exposure linked to a particular entity); and (9) settlement risk (the risk faced when one party to a transaction has performed its obligations under a contract but has not yet received value from its counterparty).

Dealers and major participants with whom a Fund may trade will be subject to minimum capital and margin requirements. These requirements may apply irrespective of whether the OTC derivatives in question are exchange-traded or cleared. OTC derivatives dealers are subject to business conduct standards, disclosure requirements, reporting and recordkeeping requirements, transparency requirements, position limits, limitations on conflicts of interest, and other regulatory burdens. These requirements may increase the overall costs for OTC derivative dealers, which are likely to be passed along, at least partially, to market participants in the form of higher fees or less advantageous dealer marks. The full impact of the Dodd-Frank Act on the Funds remains uncertain, and it is unclear how the OTC derivatives markets will ultimately adapt to this new regulatory regime.

On October 28, 2020, the SEC adopted Rule 18f-4 (the “Derivatives Rule”) under the 1940 Act which, following an implementation period, will replace existing SEC and staff guidance with an updated, comprehensive framework for registered funds’ use of derivatives. Among other changes, the Derivatives Rule will require the Funds to trade derivatives and certain other instruments that create future payment or delivery obligations subject to a value-at-risk (“VaR”) leverage limit, develop and implement a derivatives risk management program and new testing requirements, and comply with new requirements related to board and SEC reporting. These new requirements will apply unless a Fund qualifies as a “limited derivatives user,” as defined in the Derivatives Rule. Complying with the Derivatives Rule may increase the cost of the Funds’ investments and cost of doing business, which could adversely affect investors. Other potentially adverse regulatory obligations can develop suddenly and without notice.

More information about particular types of derivatives instruments is included below in the sections titled “Forward Foreign Currency Contracts,” “Futures Contracts and Options on Futures Contracts,” “Options” and “Swaps, Caps, Floors, Collars and Swaptions.”

DOLLAR ROLLS—Dollar rolls are transactions in which securities (usually mortgage-backed securities) are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. The difference between the sale price and the purchase price (plus any interest earned on the cash proceeds of the sale) is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with a Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and may initially involve only a firm commitment agreement by a Fund to buy a security. If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid senior security concerns, Funds will “cover” any dollar roll as required by the 1940 Act.

EQUITY-LINKED WARRANTS—Equity-linked warrants provide a way for investors to access markets where entry is difficult and time consuming due to regulation. Typically, a broker issues warrants to an investor and purchases shares in the local market. The broker then issues a call warrant hedged on the underlying holding. If the investor exercises his call and closes his position, the shares are sold and the warrant is redeemed with the proceeds.

Each warrant represents one share of the underlying stock. Therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrant can be redeemed for 100% of the value of the underlying stock (less transaction costs). American style warrants can be exercised at any time. The warrants are U.S. dollar-denominated and priced daily on several international stock exchanges.

There are risks associated with equity-linked warrants. The investor will bear the full counterparty risk associated with the issuing broker; however, the advisers select to mitigate this risk by only purchasing from issuers with high credit ratings. Equity-linked warrants also have a longer settlement period because they go through the same registration process as the underlying shares (about three weeks), and during this time the shares cannot be sold. There is currently no active trading market for equity-linked warrants. Certain issuers of such warrants may be deemed to be “investment companies” as defined in the 1940 Act. As a result, the Funds’ investment in such warrants may be limited by certain investment restrictions contained in the 1940 Act (see more information in the “Description of Permitted Investments and Risk Factors - Investment Companies” section of this SAI).

EQUITY SECURITIES—Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks, which may cause their prices to fluctuate over time. Further, fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate. The Funds purchase and sell equity securities in various ways, including through recognized foreign exchanges, registered exchanges in the U.S. or the over-the-counter market. Equity securities are described in more detail below:

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. The Funds may purchase preferred stock of all ratings as well as unrated stock.

Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged by the holder or by the issuer into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields that are higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk and are often lower-quality securities. The Funds that invest in convertible securities may purchase convertible securities of all ratings, as well as unrated securities.

Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies typically have lower trading volumes and consequently are often less liquid. Such securities may also have less market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

EUROBONDS—A Eurobond is a fixed income security denominated in U.S. dollars or another currency and sold to investors outside of the country whose currency is used. Eurobonds may be issued by government or corporate issuers and are typically underwritten by banks and brokerage firms from numerous countries. While Eurobonds typically pay principal and interest in Eurodollars or U.S. dollars held in banks outside of the United States, they may pay principal and interest in other currencies.

EVENT-DRIVEN STRATEGIES— Event driven strategies seek to exploit pricing inefficiencies that may occur before or after a corporate event, such as a bankruptcy, merger, acquisition or spinoff. A Sub-Adviser will analyze the potential event and determine the likelihood of the event actually occurring and purchase the stock of the target company with a view of selling it after its price has risen in connection with that event. Many corporate events, however, do not occur as planned. If a Sub-Adviser fails to accurately assess whether a corporate event will actually occur, it can ultimately reduce the price of a company's stock and cause the Fund to lose its investment.

EXCHANGE-TRADED PRODUCTS (“ETPs”)—A Fund may directly purchase shares of or interests in exchange-traded products (“ETPs”) (including exchange-traded funds structured as investment companies (“ETFs”) and exchange-traded notes (“ETNs”)). The Funds will only invest in ETPs to the extent consistent with their investment objectives, policies, strategies and limitations.

The risks of owning interests of ETPs generally reflect the risks of owning the securities in which the ETP invests, and the value of a Fund’s investment will fluctuate in response to the performance of the ETP’s holdings. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value of an ETP’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. The value of an ETN may also differ from the valuation of its reference market or instrument due to changes in the issuer’s credit rating. By investing in an ETP, a Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations. Because certain ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

ETFs. ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indexes. An “index-based ETF” seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

ETNs. ETNs are generally senior, unsecured, unsubordinated debt securities issued by a sponsor. ETNs are designed to provide investors with a different way to gain exposure to the returns of market benchmarks, particularly those in the natural resource and commodity markets. An ETN’s returns are based on the performance of a market index minus fees and expenses. ETNs are not equity investments or investment companies, but they do share some characteristics with those investment vehicles. As with equities, ETNs can be shorted, and as with ETFs and index funds, ETNs are designed to track the total return performance of a benchmark index. Like ETFs, ETNs are traded on an exchange and can be bought and sold on the listed exchange. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the market index to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected. The market value of an ETN is determined by supply and demand, the current performance of the market index to which the ETN is linked and the credit rating of the ETN issuer.

The market value of ETN shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities/commodities/instruments underlying the index that the ETN seeks to track. The value of an ETN may also change due to a change in the issuer’s credit rating. As a result, there may be times when an ETN share trades at a premium or discount to its net asset value.

Certain ETNs may not produce qualifying income for purposes of the Qualifying Income Test (as described in the “Taxes” section of this SAI), which must be met in order for a Fund to maintain its status as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Funds intend to monitor such investments to ensure that any non-qualifying income does not exceed permissible limits, but the Funds may not be able to accurately predict the non-qualifying income from these investments (see more information in the “Taxes” section of this SAI).

FIXED INCOME SECURITIES—Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income securities in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect a Fund’s net asset value.

Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest and do not guarantee the yield or value of the securities or the yield or value of the Fund’s shares.

There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.

Additional information regarding fixed income securities is described below:

Duration. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, if a fixed income security has a five-year duration, it will decrease in value by approximately 5% if interest rates rise 1% and increase in value by approximately 5% if interest rates fall 1%. Fixed income instruments with higher duration typically have higher risk and higher volatility. Longer-term fixed income securities in which a portfolio may invest are more volatile than shorter-term fixed income securities. A portfolio with a longer average portfolio duration is typically more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Investment Grade Fixed Income Securities. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”) or, if not rated, are determined to be of comparable quality by a Fund’s Adviser (see “Appendix A—Description of Ratings” for a description of the bond rating categories of several NRSROs). Ratings of each NRSRO represent its opinion of the safety of principal and interest payments, not the market risk, of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer’s creditworthiness. Fixed income securities rated BBB- or Baa3 lack outstanding investment characteristics and also have speculative characteristics. Securities rated Baa3 or higher by Moody’s or BBB- or higher by S&P Global Ratings (“S&P”) are considered by those rating agencies to be “investment grade” securities, although Moody’s considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher-rated categories. In the event a security owned by a Fund is downgraded below investment grade, the Fund’s Adviser will review the situation and take appropriate action with regard to the security.

Lower-Rated Securities. Lower-rated bonds or non-investment grade bonds are commonly referred to as “junk bonds” or high yield/high-risk securities. Lower-rated securities are defined as securities rated below the fourth highest rating category by an NRSRO or, if not rated, are determined to be of comparable quality by a Fund’s Adviser. Lower-rated securities could include a split-rated security, which is a security that is rated as investment grade by at least one NRSRO, but is rated as non-investment grade by another NRSRO, where the Adviser believes that the quality of the security is more comparable to lower-rated securities than investment grade securities.

Fixed income securities are subject to the risk of an issuer’s ability to meet principal and interest payments on the obligation (known as “credit risk”) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (known as “market risk”). Lower-rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but also the market’s perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium- to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing. Lower-rated securities are speculative and may be in default.

Adverse economic developments can disrupt the market for high yield securities and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, it may be more difficult for a Fund to sell these securities, or a Fund may only be able to sell the securities at prices lower than if such securities were highly liquid. Furthermore, a Fund may experience difficulty in valuing certain high yield securities at certain times. Under these circumstances, prices realized upon the sale of such lower-rated or unrated securities may be less than the prices used in calculating a Fund’s net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

Lower-rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower-yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher-rated securities, resulting in a decline in the overall credit quality of the Fund’s investment portfolio and increasing the Fund’s exposure to the risks of high yield securities. Certain Funds may invest in securities rated as low as “C” by Moody’s or “D” by S&P and may invest in unrated securities that are of comparable quality as junk bonds.

Sensitivity to Interest Rate and Economic Changes. Lower-rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund’s net asset value.

Payment Expectations. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond’s value may decrease in a rising interest rate market, as will the value of a Fund’s assets. If a Fund experiences significant unexpected net redemptions, it may be forced to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund’s rate of return.

Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may adversely affect a Fund’s ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

Taxes. The Funds may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by a Fund and is therefore subject to the distribution requirements applicable to RICs under the Code. Because the original issue discount earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

FOREIGN SECURITIES AND EMERGING AND FRONTIER MARKETS—Foreign securities are securities issued by non-U.S. issuers. Investments in foreign securities may subject the Funds to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuations in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices that differ from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the U.S. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

The value of a Fund’s investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Funds. Such investments may also entail higher custodial fees and sales commissions than domestic investments.

On January 31, 2020, the United Kingdom (the “UK”) formally withdrew from the European Union (the “EU”) (commonly referred to as “Brexit”) and entered an 11-month transition period during which the UK remained part of the EU single market and customs union, the laws of which governed the economic, trade and security relations between the UK and EU. The transition period concluded on December 31, 2020, and the UK left the EU single market and customs union under the terms of a new trade agreement. The agreement governs the new relationship between the UK and EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. The political, regulatory and economic consequences of Brexit are uncertain, and the ultimate ramifications may not be known for some time. The effects of Brexit on the UK and EU economies and the broader global economy could be significant, resulting in negative impacts, such as business and trade disruptions, increased volatility and illiquidity, and potentially lower economic growth of markets in the UK, EU and globally, which could negatively impact the value of a Fund's investments. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations while the new relationship between the UK and EU is further defined and the UK determines which EU laws to replace or replicate. Additionally, depreciation of the British pound sterling and/or the euro in relation to the U.S. dollar following Brexit could adversely affect Fund investments denominated in the British pound sterling and/or the euro, regardless of the performance of the investment. Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments due to the interconnected nature of the global economy and capital markets.

The Funds’ investments in emerging and frontier markets can be considered speculative and may therefore offer higher potential for gains and losses than investments in developed markets. With respect to an emerging market country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war), which could adversely affect the economies of such countries or investments in such countries. “Frontier market countries” are a subset of emerging market countries with even smaller national economies, so these risks may be magnified further. The economies of emerging and frontier market countries are generally heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

The economies of frontier market countries tend to be less correlated to global economic cycles than the economies of more developed countries and their markets have lower trading volumes and may exhibit greater price volatility and illiquidity. A small number of large investments in these markets may affect these markets to a greater degree than more developed markets. Frontier market countries may also be affected by government activities to a greater degree than more developed countries. For example, the governments of frontier market countries may exercise substantial influence within the private sector or subject investments to government approval, and governments of other countries may impose or negotiate trade barriers, exchange controls, adjustments to relative currency values and other measures that adversely affect a frontier market country. Governments of other countries may also impose sanctions or embargoes on frontier market countries.

In addition to the risks of investing in debt securities of emerging and frontier markets, a Fund’s investments in government or government-related securities of emerging and frontier market countries and restructured debt instruments in emerging and frontier markets are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. A Fund may have limited recourse in the event of default on such debt instruments.

Periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in a Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses.

Investments in China. China is an emerging market, and as a result, investments in securities of companies organized and listed in China may be subject to liquidity constraints and significantly higher volatility, from time to time, than investments in securities of more developed markets. China may be subject to considerable government intervention and varying degrees of economic, political and social instability. These factors may result in, among other things, a greater risk of stock market, interest rate, and currency fluctuations, as well as inflation. Accounting, auditing and financial reporting standards in China are different from U.S. standards and, therefore, disclosure of certain material information may not be made, may be less available, or may be less reliable. It may also be difficult or impossible for a Fund to obtain or enforce a judgment in a Chinese court. In addition, periodically there may be restrictions on investments in Chinese companies. For example, on November 12, 2020, the President of the United States signed an Executive Order prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Communist Chinese military companies” or in instruments that are derivative of, or are designed to provide investment exposure to, those companies. The universe of affected securities can change from time to time. As a result of an increase in the number of investors looking to sell such securities, or because of an inability to participate in an investment that the Adviser or a Sub-Adviser otherwise believes is attractive, a Fund may incur losses. Certain securities that are or become designated as prohibited securities may have less liquidity as a result of such designation and the market price of such prohibited securities may decline, potentially causing losses to a Fund. In addition, the market for securities of other Chinese-based issuers may also be negatively impacted, resulting in reduced liquidity and price declines.

Investments in China A Shares. A Fund may invest in A Shares of companies based in China through the Shanghai-Hong Kong Stock Connect program or Shenzhen-Hong Kong Stock Connect program (collectively, “Stock Connect”) subject to any applicable regulatory limits. Stock Connect is a securities trading and clearing linked program developed by Hong Kong Exchanges and Clearing Limited (“HKEx”), the Hong Kong Securities Clearing Company Limited (“HKSCC”), Shanghai Stock Exchange (“SSE”), Shenzhen Stock Exchange (“SZSE”) and China Securities Depository and Clearing Corporation Limited (“ChinaClear”) with the aim of achieving mutual stock market access between China and Hong Kong. This program allows foreign investors to trade certain SSE-listed or SZSE-listed China A Shares through their Hong Kong based brokers. All Hong Kong and overseas investors in Stock Connect will trade and settle SSE or SZSE securities in the offshore Renminbi (“CNH”) only. A Fund will be exposed to any fluctuation in the exchange rate between the U.S. Dollar and CNH in respect of such investments.

By seeking to invest in the domestic securities markets of China via Stock Connect a Fund is subject to the following additional risks:

•	General Risks. The relevant regulations are relatively untested and subject to change. There is no certainty as to how they will be applied, which could adversely affect the Fund. The program requires use of new information technology systems which may be subject to operational risk due to the program’s cross-border nature. If the relevant systems fail to function properly, trading in both Hong Kong and Chinese markets through the program could be disrupted.

Stock Connect will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when it is a normal trading day for the Chinese market but Stock Connect is not trading. As a result, the Fund may be subject to the risk of price fluctuations in China A Shares when the Fund cannot carry out any China A Shares trading.

•	Foreign Shareholding Restrictions. The trading, acquisition, disposal and holding of securities under Stock Connect are subject at all times to applicable law, which imposes purchasing and holding limits. These limitations and restrictions may have the effect of restricting an investor’s ability to purchase, subscribe for or hold any China A Shares or to take up any entitlements in respect of such shares, or requiring an investor to reduce its holding in any securities, whether generally or at a particular point of time, and whether by way of forced sale or otherwise. As such, investors may incur loss arising from such limitations, restrictions and/or forced sale.

•	China A Shares Market Suspension Risk. China A Shares may only be bought from, or sold to, the Fund at times when the relevant China A Shares may be sold or purchased on the relevant Chinese stock exchange. SSE and SZSE typically have the right to suspend or limit trading in any security traded on the relevant exchange if necessary to ensure an orderly and fair market and that risks are managed prudently. In the event of the suspension, the Fund’s ability to access the Chinese market will be adversely affected.

•	Clearing and Settlement Risk. HKSCC and ChinaClear have established the clearing links and each will become a participant of each other to facilitate clearing and settlement of cross-boundary trades. For cross-boundary trades initiated in a market, the clearing house of that market will on one hand clear and settle with its own clearing participants and on the other hand undertake to fulfill the clearing and settlement obligations of its clearing participants with the counterparty clearing house.

In the event ChinaClear defaults, HKSCC’s liabilities under its market contracts with clearing participants may be limited to assisting clearing participants with claims. It is anticipated that HKSCC will act in good faith to seek recovery of the outstanding stocks and monies from ChinaClear through available legal channels or the liquidation of ChinaClear. Regardless, the process of recovery could be delayed and a Fund may not fully recover its losses or its Stock Connect securities.

•	Legal/Beneficial Ownership. Where securities are held in custody on a cross-border basis there are specific legal and beneficial ownership risks linked to the compulsory requirements of the local central securities depositaries, HKSCC and ChinaClear.

As in other emerging markets, the legislative framework is only beginning to develop the concept of legal/formal ownership and of beneficial ownership or interest in securities. In addition, HKSCC, as nominee holder, does not guarantee the title to Stock Connect securities held through it and is under no obligation to enforce title or other rights associated with ownership on behalf of beneficial owners. Consequently, the courts may consider that any nominee or custodian as registered holder of Stock Connect securities would have full ownership thereof, and that those Stock Connect securities would form part of the pool of assets of such entity available for distribution to creditors of such entities and/or that a beneficial owner may have no rights whatsoever in respect thereof. Consequently, neither a Fund nor its custodian can ensure that the Fund’s ownership of these securities or title thereto is assured.

To the extent that HKSCC is deemed to be performing safekeeping functions with respect to assets held through it, it should be noted that a Fund and its custodian will have no legal relationship with HKSCC and no direct legal recourse against HKSCC in the event that the Fund suffers losses resulting from the performance or insolvency of HKSCC. In the event that a Fund suffers losses due to the negligence, or willful default, or insolvency of HKSCC, the Fund may not be able to institute legal proceedings, file any proof of claim in any insolvency proceeding or take any similar action. In the event of the insolvency of HKSCC, a Fund may not have any proprietary interest in the China A Shares traded through the Stock Connect program and may be an unsecured general creditor in respect of any claim the Fund may have in respect of them. Consequently, the value of a Fund’s investment in China A Shares and the amount of its income and gains could be adversely affected.

•	Operational Risk. The HKSCC provides clearing, settlement, nominee functions and other related services in respect of trades executed by Hong Kong market participants. Chinese regulations which include certain restrictions on selling and buying will apply to all market participants. Trading via Stock Connect may require pre-delivery or pre-validation of cash or shares to or by a broker. If the cash or shares are not in the broker’s possession before the market opens on the day of selling, the sell order will be rejected. As a result, a Fund may not be able to purchase and/or dispose of holdings of China A Shares in a timely manner.

•	Day Trading Restrictions. Day (turnaround) trading is not permitted through Stock Connect. Investors buying A Shares on day T can only sell the shares on and after day T+1 subject to any Stock Connect rules.

•	Quota Limitations. The Stock Connect program is subject to daily quota limitations which may restrict a Fund's ability to invest in China A Shares through the program on a timely basis.

•	Investor Compensation. A Fund will not benefit from the China Securities Investor Protection Fund in mainland China. The China Securities Investor Protection Fund is established to pay compensation to investors in the event that a securities company in mainland China is subject to compulsory regulatory measures (such as dissolution, closure, bankruptcy, and administrative takeover by the China Securities Regulatory Commission). Since each Fund is carrying out trading of China A Shares through securities brokers in Hong Kong, but not mainland China brokers, therefore, it is not protected by the China Securities Investor Protection Fund.

That said, if a Fund suffers losses due to default matters of its securities brokers in Hong Kong in relation to the investment of China A Shares through the Stock Connect program, it would be compensated by Hong Kong’s Investor Compensation Fund.

Tax within China. Uncertainties in Chinese tax rules governing taxation of income and gains from investments in A Shares via Stock Connect could result in unexpected tax liabilities for the Funds. A Fund’s investments in securities, including A Shares, issued by Chinese companies may cause the Fund to become subject to withholding and other taxes imposed by China.

If a Fund were considered to be a tax resident of China, it would be subject to Chinese corporate income tax at the rate of 25% on its worldwide taxable income. If a Fund were considered to be a non-resident enterprise with a “permanent establishment” in China, it would be subject to Chinese corporate income tax of 25% on the profits attributable to the permanent establishment. The Adviser or a Sub-Adviser intends to operate the Funds in a manner that will prevent them from being treated as a tax resident of China and from having a permanent establishment in China. It is possible, however, that China could disagree with that conclusion, or that changes in Chinese tax law could affect the Chinese corporate income tax status of the Funds.

China generally imposes withholding income tax at a rate of 10% on dividends, premiums, interest and capital gains originating in China and paid to a company that is not a resident of China for tax purposes and that has no permanent establishment in China. The withholding is in general made by the relevant Chinese tax resident company making such payments. In the event the relevant Chinese tax resident company fails to withhold the relevant Chinese withholding income tax or otherwise fails to pay the relevant withholding income tax to Chinese tax authorities, the competent tax authorities may, at their sole discretion, impose tax obligations on a Fund.

The Ministry of Finance of China, the State Administration of Taxation of China and the China Securities Regulatory Commission issued Caishui [2014] No. 81 on October 31, 2014 (“Notice 81”) and Caishui [2016] No. 127 on November 5, 2016 (“Notice 127”), both of which state that the capital gain from disposal of China A Shares by foreign investors enterprises via Stock Connect will be temporarily exempt from withholding income tax. Notice 81 and Notice 127 also state that the dividends derived from A Shares by foreign investors enterprises is subject to a 10% withholding income tax.

There is no indication of how long the temporary exemption will remain in effect and the Funds may be subject to such withholding income tax in the future. If, in the future, China begins applying tax rules regarding the taxation of income from investments through Stock Connect and/or begins collecting capital gains taxes on such investments, a Fund could be subject to withholding income tax liability if the Fund determines that such liability cannot be reduced or eliminated by applicable tax treaties. The Chinese tax authorities may in the future issue further guidance in this regard and with potential retrospective effect. The negative impact of any such tax liability on a Fund’s return could be substantial.

In light of the uncertainty as to how gains or income that may be derived from a Fund’s investments in China will be taxed, the Fund reserves the right to provide for withholding tax on such gains or income and withhold tax for the account of the Fund. Withholding tax may already be withheld at a broker/custodian level.

Any tax provision, if made, will be reflected in the net asset value of a Fund at the time the provision is used to satisfy tax liabilities. If the actual applicable tax levied by the Chinese tax authorities is greater than that provided for by a Fund so that there is a shortfall in the tax provision amount, the net asset value of the Fund may suffer as the Fund will have to bear additional tax liabilities. In this case, then existing and new shareholders in the Fund will be disadvantaged. If the actual applicable tax levied by Chinese tax authorities is less than that provided for by a Fund so that there is an excess in the tax provision amount, shareholders who redeemed Fund shares before the Chinese tax authorities’ ruling, decision or guidance may have been disadvantaged as they would have borne any loss from the Fund’s overprovision. In this case, the then existing and new shareholders in the Fund may benefit if the difference between the tax provision and the actual taxation liability can be returned to the account of the Fund as assets thereof. Any excess in the tax provision amount shall be treated as property of the Fund, and shareholders who previously transferred or redeemed their Fund shares will not be entitled or have any right to claim any part of the amount representing the excess.

Stamp duty under the Chinese laws generally applies to the execution and receipt of taxable documents, which include contracts for the sale of A Shares traded on Chinese stock exchanges. In the case of such contracts, the stamp duty is currently imposed on the seller but not on the purchaser, at the rate of 0.1%. The sale or other transfer by the Adviser or a Sub-Adviser of A Shares will accordingly be subject to Chinese stamp duty, but a Fund will not be subject to Chinese stamp duty when it acquires A Shares.

The Funds may also potentially be subject to Chinese value added tax at the rate of 6% on capital gains derived from trading of A Shares and interest income (if any). Existing guidance provides a temporary value added tax exemption for Hong Kong and overseas investors in respect of their gains derived from the trading of Chinese securities through Stock Connect. Because there is no indication how long the temporary exemption will remain in effect, the Funds may be subject to such value added tax in the future. In addition, urban maintenance and construction tax (currently at rates ranging from 1% to 7%), educational surcharge (currently at the rate of 3%) and local educational surcharge (currently at the rate of 2%) (collectively, the “surtaxes”) are imposed based on value added tax liabilities, so if a Fund were liable for value added tax it would also be required to pay the applicable surtaxes.

The Chinese rules for taxation of Stock Connect are evolving, and certain of the tax regulations to be issued by the State Administration of Taxation of China and/or Ministry of Finance of China to clarify the subject matter may apply retrospectively, even if such rules are adverse to the Funds and their shareholders. The imposition of taxes, particularly on a retrospective basis, could have a material adverse effect on a Fund’s returns. Before further guidance is issued and is well established in the administrative practice of the Chinese tax authorities, the practices of the Chinese tax authorities that collect Chinese taxes relevant to a Fund may differ from, or be applied in a manner inconsistent with, the practices with respect to the analogous investments described herein or any further guidance that may be issued. The value of a Fund’s investment in China and the amount of its income and gains could be adversely affected by an increase in tax rates or change in the taxation basis.

The above information is only a general summary of the potential Chinese tax consequences that may be imposed on the Funds and their shareholders either directly or indirectly and should not be taken as a definitive, authoritative or comprehensive statement of the relevant matter. Shareholders should seek their own tax advice on their tax position with regard to their investment in the Funds.

The Chinese government has implemented a number of tax reform policies in recent years. The current tax laws and regulations may be revised or amended in the future. Any revision or amendment in tax laws and regulations may affect the after-taxation profit of Chinese companies and foreign investors in such companies, such as the Funds.

FORWARD FOREIGN CURRENCY CONTRACTS—A forward foreign currency contract involves a negotiated obligation to purchase or sell a specific currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Forward contracts generally may not be liquidated prior to the stated maturity date, although the parties to a contract may agree to enter into a second offsetting transaction with the same maturity, thereby fixing each party’s profit or loss on the two transactions. Nevertheless, each position must still be maintained to maturity unless the parties separately agree on an earlier settlement date. As a result, a party to a forward contract must be prepared to perform its obligations under each such contract in full. Parties to a forward contract may also separately agree to extend the contract by “rolling” it over prior to the originally scheduled settlement date. A Fund may use forward contracts for cash equitization purposes, which allows a Fund to invest consistent with its benchmark while managing daily cash flows, including significant client inflows and outflows.

The Funds may use currency instruments as part of a hedging strategy, as described below:

Transaction Hedging. Transaction hedging is when a Fund enters into a currency transaction with respect to specific assets or liabilities of the Fund, which generally arises in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. The Funds may enter into transaction hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of the foreign currency involved in the underlying security transaction.

Position Hedging. A Fund may sell a non-U.S. currency and purchase U.S. currency to reduce exposure to the non-U.S. currency (called “position hedging”). A Fund may use position hedging when the advisers reasonably believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

Cross Hedges. A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has, or in which the Fund expects to have, portfolio exposure.

Proxy Hedges. A Fund may engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund’s portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a Fund’s portfolio securities are or are expected to be denominated and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund’s securities denominated in linked currencies.

In addition to the hedging transactions described above, the Funds may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.

Unless consistent with and permitted by its stated investment policies, a Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency other than with respect to proxy hedging, described above. If consistent with and permitted by its stated investment policies, a Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. Certain Funds may engage in currency transactions for hedging purposes, as well as to enhance the Fund’s returns.

The Funds may engage in non-deliverable forward transactions. A non-deliverable forward transaction is a transaction that represents an agreement between a Fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed-upon foreign exchange rate on an agreed-upon future date. The non-deliverable forward transaction position is closed using a fixing rate, as defined by the central bank in the country of the currency being traded, that is generally publicly stated within one or two days prior to the settlement date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, a Fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed-upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction’s notional amount by the difference between the agreed-upon forward exchange rate and the actual exchange rate when the transaction is completed. Under definitions adopted by the CFTC and SEC, many non-deliverable foreign currency forwards will be considered swaps for certain purposes, including determination of whether such instruments need to be exchange-traded and centrally cleared. These changes are expected to reduce counterparty/credit risk as compared to bilaterally negotiated contracts.

Open positions in forwards will be covered by the segregation or “earmarking” of assets determined to be liquid, and are marked to market daily, in accordance with the Funds’ policies and procedures.

Risks. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. Suitable hedging transactions may not be available in all circumstances. Hedging transactions may also eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. If a Fund enters into a currency hedging transaction, the Fund will “cover” its position as required by 1940 Act.

The Funds may take active positions in currencies, which involve different techniques and risk analyses than the Funds’ purchase of securities. Active investment in currencies may subject the Funds to additional risks, and the value of the Funds’ investments may fluctuate in response to broader macroeconomic risks than if the Funds invested only in fixed income securities.

Currency transactions are subject to risks different from those of other portfolio transactions. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might result should the value of such currency increase. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available.

The Funds may take long and short positions in foreign currencies in excess of the value of the Funds’ assets denominated in a particular currency or when the Funds do not own assets denominated in that currency. If a Fund enters into currency transactions when it does not own assets denominated in that currency, the Fund’s volatility may increase and losses on such transactions will not be offset by increases in the value of the Fund’s assets.

Risks associated with entering into forward foreign currency contracts include the possibility that the market for forward foreign currency contracts may be limited with respect to certain currencies and, upon a contract’s maturity, the inability of a Fund to negotiate with the dealer to enter into an offsetting transaction. Forward foreign currency contracts may be closed out only by the parties entering into an offsetting contract. This creates settlement risk in forward foreign currency contracts, which is the risk of loss when one party to the forward foreign currency contract delivers the currency it sold but does not receive the corresponding amount of the currency it bought. Settlement risk arises in deliverable forward foreign currency contracts where the parties have not arranged to use a mechanism for payment-versus-payment settlement, such as an escrow arrangement. In addition, the correlation between movements in the prices of those contracts and movements in the price of the currency hedged or used for cover will not be perfect. There is no assurance an active forward foreign currency contract market will always exist. These factors will restrict a Fund’s ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular security. In addition, if a currency devaluation is generally anticipated, a Fund may not be able to contract to sell currency at a price above the devaluation level it anticipates. The successful use of forward foreign currency contracts as a hedging technique draws upon special skills and experience with respect to these instruments and usually depends on the ability of an adviser to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward foreign currency contracts or may realize losses and thus be in a worse position than if those strategies had not been used. Many forward foreign currency contracts are subject to no daily price fluctuation limits so adverse market movements could continue with respect to those contracts to an unlimited extent over a period of time.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS—Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made, and generally contracts are closed out prior to the expiration date of the contract.

The Funds may invest in options on foreign currencies and currency futures contracts. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. An option on a currency provides the purchaser, or “holder,” with the right, but not the obligation, to purchase, in the case of a “call” option, or sell, in the case of a “put” option, a stated quantity of the underlying currency at a fixed exchange rate up to a stated expiration date (or, in the case of certain options, on such date). The holder generally pays a nonrefundable fee for the option, referred to as the “premium,” but cannot lose more than this amount, plus related transaction costs. Thus, where a Fund is a holder of options contracts, such losses will be limited in absolute amount. In contrast to a forward contract, an option imposes a binding obligation only on the seller, or “writer.” If the holder exercises the option, the writer is obligated to complete the transaction in the underlying currency. An option generally becomes worthless to the holder when it expires. In addition, in the context of an exchange-traded option, the writer is often required to deposit initial margin and may be required to increase the margin on deposit if the market moves against the writer’s position. Options on currencies may be purchased in the over-the-counter market between commercial entities dealing directly with each other as principals. In purchasing an over-the-counter currency option, the holder is subject to the risk of default by the writer and, for this reason, purchasers of options on currencies may require writers to post collateral or other forms of performance assurance.

A Fund may also invest in Treasury futures, interest rate futures, interest rate swaps, and interest rate swap futures. A Treasury futures contract involves an obligation to purchase or sell Treasury securities at a future date at a price set at the time of the contract. The sale of a Treasury futures contract creates an obligation by a Fund to deliver the amount of certain types of Treasury securities called for in the contract at a specified future time for a specified price. A purchase of a Treasury futures contract creates an obligation by a Fund to take delivery of an amount of securities at a specified future time at a specific price. Interest rate futures can be sold as an offset against the effect of expected interest rate increases and purchased as an offset against the effect of expected interest rate declines. Interest rate swaps are an agreement between two parties where one stream of future interest rate payments is exchanged for another based on a specified principal amount. Interest rate swaps often exchange a fixed payment for a floating payment that is linked to a particular interest rate. Interest rate swap futures are instruments that provide a way to gain swap exposure and the structure features of a futures contract in a single instrument. Swap futures are futures contracts on interest rate swaps that enable purchasers to cash settle at a future date at the price determined by the benchmark rate at the end of a fixed period.

A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges regulated by the U.S. Commodity Futures Trading Commission (“CFTC”). Pursuant to rules adopted under the Commodity Exchange Act (“CEA”) by the CFTC, a Fund must either operate within certain guidelines and restrictions with respect to the Fund’s use of futures, options on such futures, commodity options and certain swaps, or the Adviser will be subject to registration with the CFTC as a “commodity pool operator” (“CPO”).

Consistent with the CFTC’s regulations, the Adviser, on behalf of the Funds, intends to file a notice of exclusion from the definition of the term CPO under the CEA pursuant to CFTC Rule 4.5 with respect to the Funds’ operations. Therefore, the Funds are not subject to regulation as a commodity pools under the CEA and the Adviser is not subject to registration or regulation as a CPO under the CEA with respect to the Funds. As a result, the Funds will be limited in their ability to use futures, options on such futures, commodity options and certain swaps. Complying with such limitations may restrict the Adviser’s ability to implement the Funds’ investment strategies and may adversely affect the Funds’ performance.

A Fund may use futures contracts and related options for hedging, risk management or other purposes, as permitted by its stated investment policies. Instances in which a Fund may use futures contracts and related options for risk management purposes include: (i) attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; (ii) attempting to minimize fluctuations in foreign currencies; (iii) attempting to gain exposure to a particular market, index or instrument; or (iv) other risk management purposes. A Fund may use futures contracts for cash equitization purposes, which allows the Fund to invest consistent with its benchmark while managing daily cash flows, including significant client inflows and outflows.

When purchasing a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund. When selling a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid that are equal to the market value of the futures contract. Alternatively, the Fund may “cover” its position by owning the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the custodian).

With respect to futures contracts that are not legally required to “cash settle,” the Fund may cover the open position by setting aside or “earmarking” liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, the Fund is permitted to set aside or “earmark” liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation, if any, rather than the market value of the futures contract. By setting aside or “earmarking” assets equal to only its net obligation under cash-settled futures, the Fund will have the ability to utilize these contracts to a greater extent than if the Fund were required to segregate or “earmark” assets equal to the full market value of the futures contract.

A Fund may “cover” its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will earmark on the books of the Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also “cover” its sale of a call option by taking positions in instruments with prices that are expected to move relatively consistently with the call option. A Fund may “cover” its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will earmark on the books of the Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also “cover” its sale of a put option by taking positions in instruments with prices that are expected to move relatively consistently with the put option. Futures contracts, forward contracts and other applicable securities and instruments that settle physically, and written options on such contracts, will be treated as cash settled for asset segregation purposes when a Fund has entered into a contractual arrangement with a third party futures commission merchant or other counterparty to off-set the Fund’s exposure under the contract and, failing that, to assign its delivery obligation under the contract to the counterparty. There are significant risks associated with a Fund’s use of futures contracts and options on futures contracts, including the following: (i) the success of a hedging strategy may depend on the advisers’ ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; (iv) trading restrictions or limitations may be imposed by an exchange; and (v) government regulations may restrict trading in futures contracts and options on futures contracts. In addition, some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

GNMA SECURITIES—A Fund may invest in securities issued by GNMA, a wholly owned U.S. Government corporation that guarantees the timely payment of principal and interest. However, any premiums paid to purchase these instruments are not subject to GNMA guarantees.

GNMA securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and therefore less principal volatility than a comparable 30-year mortgage-backed bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be “passed through” to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, a Fund will receive monthly scheduled payments of principal and interest. In addition, a Fund may receive unscheduled principal payments representing prepayments on the underlying mortgages. Any prepayments will be reinvested at the then-prevailing interest rate.

Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. Due to this prepayment feature, GNMA certificates tend not to increase in value as much as most other debt securities when interest rates decline.

ILLIQUID INVESTMENTS— A Fund may not acquire an illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in “illiquid investments” that are assets. Illiquid investments are investments that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. For each Fund, each portfolio investment must be classified at least monthly into one of four liquidity categories (highly liquid, moderately liquid, less liquid and illiquid), which are defined pursuant to Rule 22e-4 under the 1940 Act. Such classification is to be made using information obtained after reasonable inquiry and taking into account relevant market, trading and investment-specific considerations. Under the supervision of the Board, the investment managers determine the liquidity of a Fund’s investments. The investment managers may be assisted in classification determinations by one or more third-party service providers. Because of their illiquid nature, illiquid investments often must be priced at fair value as determined in good faith pursuant to procedures approved by the Board. Despite such good faith efforts to determine fair value prices, a Fund’s illiquid investments are subject to the risk that the investment’s fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to a Fund.

INFLATION PROTECTED SECURITIES—Inflation protected securities are fixed income securities whose value is periodically adjusted according to the rate of inflation. These securities may be issued by U.S. and foreign governments and corporations. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semiannual coupon. Inflation protected securities issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation protected bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed by the U.S. Treasury in the case of U.S. Treasury inflation indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund may also invest in other U.S. and foreign inflation related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond to be repaid at maturity may be less than the original principal amount and, therefore, is subject to credit risk. The value of inflation protected bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation protected bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation protected bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. The periodic adjustment of U.S. inflation protected bonds is tied to the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers (“CPI-U”), published monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States. Any increase in principal for an inflation protected security resulting from inflation adjustments is considered by the IRS to be taxable income in the year it occurs. A Fund’s distributions to shareholders include interest income and the income attributable to principal adjustments, both of which will be taxable to shareholders. The tax treatment of the income attributable to principal adjustments may result in the situation where a Fund needs to make its required annual distributions to shareholders in amounts that exceed the cash received. As a result, a Fund may need to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation protected security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

INITIAL PUBLIC OFFERINGS (“IPOs”) — A Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a Fund with a small asset base. A Fund may hold IPO shares for a very short period of time, which may increase the turnover of a Fund’s portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, a Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Fund’s investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

INVESTMENT COMPANIES— The Funds may invest in shares of other investment companies, to the extent permitted by applicable law and any applicable exemptive relief, subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by a Fund. A Fund’s purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Fund’s expenses. Unless an exception is available, Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined, including its ETF investments. These limits, however, do not apply to investments in the Underlying Funds by the Magnus Funds, which do so pursuant to the exemption provided by Section 12(d)(1)(G) of the 1940 Act. These limits also generally do not apply with respect to the Funds’ investments in money market funds. Because the Underlying Funds are part of a “fund of fund” structure under Section 12(d)(1)(G), each Underlying Fund has adopted a policy that prohibits it from investing in other registered investment companies and unit investment trusts in reliance on Section 12(d)(1)(G) and Section 12(d)(1)(F).

For hedging or other purposes, a Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

Non-U.S. investors in the Funds may be subject to U.S. withholding tax and are encouraged to consult their tax advisor prior to investing the Funds.

Each Underlying Fund intends to satisfy the tax requirements to be treated as a RIC under the Code. The value of a Fund’s investment in an Underlying Fund will be affected if an Underlying Fund fails to satisfy the requirements to be taxed as a RIC. In such a case, the Underlying Fund would be treated as a regular corporation subject to entity level taxation prior to making any distributions to a Fund that holds shares in the Underlying Fund (see more information in the “Taxes” section of this SAI).

Exchange-Traded Funds (“ETFs”). ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An index-based ETF seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of securities or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value.

Leveraged ETFs contain all of the risks that non-leveraged ETFs present. Additionally, to the extent a Fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the Fund will indirectly be subject to leveraging risk and other risks associated with derivatives. The more these ETFs invest in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Because leverage tends to exaggerate the effect of any increase or decrease in the value of an ETF’s portfolio securities or other investments, leverage will cause the value of an ETF’s shares to be more volatile than if the ETF did not use leverage. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause a leveraged ETF to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where a leveraged ETF, for any reason, is unable to close out the transaction. In addition, to the extent a leveraged ETF borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the ETF’s investment income, resulting in greater losses. Such ETFs often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance (or inverse of the performance) of their underlying index or benchmark during the same period of time, which may be enhanced during the periods of increased market volatility. Consequently, leveraged ETFs may not be suitable as long-term investments.

Leveraged inverse ETFs contain all of the risks that regular ETFs present. Additionally, to the extent a Fund invests in ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF’s benchmark rises—a result that is the opposite from traditional mutual funds. Leveraged inverse ETFs contain all of the risks that regular ETFS present, but also pose all of the risks associated with other leveraged ETFs as well as other inverse ETFs. These investment vehicles may be extremely volatile and can potentially expose an investing Fund to theoretically unlimited losses.

Certain ETFs that are not investment companies may not produce qualifying income for purposes of the Qualifying Income Test (as defined below under the heading “Taxes”), which must be met in order for a Fund to maintain its status as a RIC under the Code. If one or more ETFs generate more non-qualifying income for purposes of the Qualifying Income Test than the Adviser expects, it could cause a Fund to inadvertently fail the Qualifying Income Test, thereby causing the Fund to inadvertently fail to qualify as a RIC under the Code.

LIBOR Replacement Risk—The London Inter-Bank Offered Rate (“LIBOR”), which is used extensively in the U.S. and globally as a benchmark or reference rate for various commercial and financial contracts, is expected to be discontinued. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Such investments may include bank loans, derivatives, floating rate securities, and other assets or liabilities tied to LIBOR. On July 27, 2017, the U.K. Financial Conduct Authority announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. On March 5, 2021, Ice Benchmark Administrator (“IBA”) clarified that the publication of LIBOR on a representative basis will cease for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021 and for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Funds. The effect of any changes to, or discontinuation of, LIBOR on the Funds will vary depending on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, other investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

MASTER LIMITED PARTNERSHIPS (“MLPs”)— MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. To the extent that an MLP’s interests are concentrated in a particular industry or sector, such as the energy sector, the MLP will be negatively impacted by economic events adversely impacting that industry or sector.

MLPs that are formed as limited partnerships generally have two classes of owners, the general partner and limited partners, while MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members.

The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder’s investment in the general partner interest. General partner interests are not publicly traded and generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unitholders choose to remove the general partner, typically with a supermajority vote by limited partner unitholders.

Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management. Common units are listed and traded on U.S. securities exchanges, with their value fluctuating predominantly based on prevailing market conditions and the success of the MLP. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability annually to elect directors. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

MiFID II—Directive 2014/61/EU on markets in financial instruments and Regulation 600/2014/EU on markets in financial instruments (collectively, “MiFID II”) took effect in Member States of the EU on January 3, 2018. MiFID II forms the legal framework governing the requirements applicable to EU investment firms and trading venues and third-country firms providing investment services or activities in the EU. The extent to which MiFID II will have an indirect impact on markets and market participants outside the EU is unclear and yet to fully play out in practice. It will likely impact pricing, liquidity and transparency in most asset classes and certainly impact the research market.

MiFID II prohibits an EU authorized investment firm from receiving investment research unless it is paid for directly by the firm out of its own resources or from a separate research payment account regulated under MiFID II and funded either by a specific periodic research charge to the client or by a research charge that is not collected from the client separately but instead alongside a transaction commission. Specifically, MiFID II will have practical ramifications outside the EU in certain areas such as payment for equity research and fixed income, currency and commodities research. For example, EU-based asset managers, US asset managers acting under the delegated authority of an EU-based asset manager and US asset managers that are part of a global asset management group with one or more EU affiliates may, in practice, have to restructure the way they procure, value and pay for research under US laws and regulations to more closely align with the requirements under MiFID II. MiFID II is expected to limit the ability of certain advisers to pay for research using soft dollars in various circumstances. Absent appropriate relief or guidance from US regulators, certain aspects of the research payment regime under MiFID II may be incompatible with US law and regulation. Accordingly, it is difficult to predict the full impact of MiFID II on the Funds and the advisers, but it could include an increase in the overall costs of entering into investments. Shareholders should be aware that the regulatory changes arising from MiFID II may affect each Fund’s ability to adhere to its investment approach and achieve its investment objective.

EU research providers that are MiFID II firms will be obliged to price their research services separately from their execution services. It is uncertain whether these changes will lead to an overall increase in the price of research and/or lead to reduced access to research for the advisers. While the exact impact of MiFID II and the related Markets in Financial Instruments Regulation on certain Funds and the advisers remain unclear and will take time to quantify, the impact on them and on the EU financial markets may be material.

MONEY MARKET SECURITIES—Money market securities consist of: (i) short-term U.S. Government securities; (ii) custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; (iii) commercial paper rated in the highest short-term rating category by an NRSRO, such as S&P or Moody’s, or determined by the advisers to be of comparable quality at the time of purchase; (iv) short-term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (v) repurchase agreements involving such securities. For a description of ratings, see Appendix A to this SAI.

MORTGAGE-BACKED SECURITIES—Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages. Mortgage-backed securities are described in more detail below:

Government Pass-Through Securities. Government pass-through securities are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). GNMA, Fannie Mae and Freddie Mac each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also each guarantee timely distributions of scheduled principal. In the past, Freddie Mac has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, Freddie Mac now issues mortgage-backed securities (“FHLMC Gold PC securities”), which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities’ value, which is likely to vary inversely with fluctuations in interest rates.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. Therefore, mortgage-backed securities or certificates issued by GNMA, including GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”), are guaranteed as to the timely payment of principal and interest by GNMA and are backed by the full faith and credit of the U.S. Government. GNMA certificates are also supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Fannie Mae, on the other hand, is a government-sponsored organization owned by private stockholders. As a result of recent events (see below), the U.S. Treasury owns Fannie Mae’s senior preferred stock as well as a warrant to purchase 79.9% of Fannie Mae’s common stock. Still, mortgage-backed securities issued by Fannie Mae, which include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”), are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the U.S. Government. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Freddie Mac is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, its common stock trades on the over-the-counter market. Mortgage-backed securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). Freddie Macs are not backed by the full faith and credit of the U.S. Government and therefore are not guaranteed by the U.S. Government or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) and the U.S. Treasury began a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities under conservatorship with the FHFA. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under these Senior Preferred Stock Purchase Agreements (“SPAs”), the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event that their liabilities exceed their assets. On May 6, 2009, the U.S. Treasury increased its maximum commitment to each instrumentality under the SPAs to $200 billion per instrumentality. On December 24, 2009, the U.S. Treasury further amended the SPAs to allow the cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in Fannie Mae’s and Freddie Mac’s net worth through the end of 2012. At the conclusion of 2012, the remaining U.S. Treasury commitment will then be fully available to be drawn per the terms of the SPAs. In December 2009, the U.S. Treasury also amended the SPAs to provide Fannie Mae and Freddie Mac with some additional flexibility to meet the requirement to reduce their mortgage portfolios.

The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be “passed through” to investors.

Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer higher yields than those available from other types of U.S. Government securities, the prepayment feature may cause mortgage-backed securities to be less effective than other types of securities as a means of “locking in” attractive long-term rates. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Private Pass-Through Securities. Private pass-through securities are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”).

CMOs. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment) and mortgage-backed bonds (general obligations of the issuers payable out of the issuers’ general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody’s. Many CMOs are issued with a number of classes or series that have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-through securities to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance and some CMOs may be backed by GNMA certificates or other mortgage pass-through securities issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates. For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Commercial Mortgage-Backed Securities (“CMBS”). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing; that is, at their maturity date, repayment of the remaining principal balance or “balloon” is due and is repaid through the attainment of an additional loan or sale of the property.

Parallel Pay Securities; Planned Amortization Class CMOs (“PAC Bonds”). Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC bonds generally require payments of a specified amount of principal on each payment date. PAC bonds are always parallel pay CMOs, with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Adjustable Rate Mortgage Securities (“ARMS”). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments are usually determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the “principal-only” security (“PO”) receives the principal payments made by the underlying mortgage-backed security, while the holder of the “interest-only” security (“IO”) receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Pfandbriefe. A Pfandbriefe is a fixed-term, fixed-rate bond issued by a German mortgage bank or a public-sector bank to finance secured real estate loans or public sector loans. Although Pfandbriefe are collateralized securities, the issuer assumes all of the prepayment risk.

Estimated Average Life. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an “average life estimate.” An average life estimate is a function of an assumption regarding anticipated prepayment patterns and is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security’s actual average life.

MORTGAGE DOLLAR ROLLS—Mortgage dollar rolls, or “covered rolls,” are transactions in which a Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase, typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on such securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, a Fund may or may not take delivery of the securities it has contracted to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. A “covered roll” is a specific type of mortgage dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the mortgage dollar roll transaction. As used herein, the term “mortgage dollar roll” refers to mortgage dollar rolls that are not “covered rolls.” If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid senior security concerns, a Fund will “cover” any mortgage dollar roll as required by the 1940 Act.

MUNICIPAL SECURITIES—Municipal securities consist of: (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

Additional information regarding municipal securities is described below:

Municipal Bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds consist of general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, moral obligation bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, such as tolls from a toll bridge. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds is generally dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. A Fund may purchase private activity or industrial development bonds if, in the opinion of counsel for the issuers, the interest paid is exempt from federal income tax. Municipal bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking, sewage or solid waste disposal facilities and certain other facilities. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Moral obligation bonds are normally issued by special purpose authorities. Moral obligation bonds are not backed by the full faith and credit of the state, but are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body.

Municipal Leases. Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities (“municipal lease obligations”). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation may be backed by the municipality’s covenant to budget for, appropriate funds for and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing.

Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation. Information regarding illiquid investments is provided under the section “Illiquid Investments” above.

Municipal Notes. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes, construction loan notes and participation interests in municipal notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS—Investments in bank obligations consist of obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include unfavorable future political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the securities held by a Fund.

Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

Bankers’ Acceptances. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers’ acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Bank Notes. Bank notes are notes used to represent debt obligations issued by banks in large denominations.

Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and can normally be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal are considered to be illiquid. Additional information about illiquid investments is provided under the section “Illiquid Investments” above.

Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, a time deposit earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid. Additional information about illiquid investments is provided under the section “Illiquid Investments” above.

OBLIGATIONS OF SUPRANATIONAL ENTITIES—Supranational entities are entities established through the joint participation of several governments, including the Asian Development Bank, the Inter-American Development Bank, the International Bank for Reconstruction and Development (or “World Bank”),the African Development Bank, the European Economic Community, the European Investment Bank and the Nordic Investment Bank. The governmental members, or “stockholders,” usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more stockholders of a supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and a Fund may lose money on such investments. Obligations of supranational entities include, among others, obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and Nordic Investment Bank.

OPTIONS—A Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period, or, for certain types of options, at the conclusion of the option period or only at certain times during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period or, for certain types of options, at the conclusion of the option period or only at certain times during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

Each Fund may trade put and call options on securities, securities indices and currencies, as the advisers, as applicable, determine is appropriate in seeking the Fund’s investment objective, unless otherwise restricted by the Fund’s investment limitations as set forth below (see “Investment Limitations” below).

The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, a Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities for any lawful purpose, including to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium for such options. If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write (i.e., sell) “covered” call options on securities for any lawful purpose, including as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. Certain Funds may engage in a covered call option writing (selling) program in an attempt to generate additional income or provide a partial hedge to another position of the Fund. The writing of covered call options is a more conservative investment technique than writing of naked or uncovered options, but capable of enhancing the Fund’s total return. When a Fund writes a covered call option, it profits from the premium paid by the buyer but gives up the opportunity to profit from an increase in the value of the underlying security above the exercise price. At the same time, the Fund retains the risk of loss from a decline in the value of the underlying security during the option period. Although the Fund may terminate its obligation by executing a closing purchase transaction, the cost of effecting such a transaction may be greater than the premium received upon its sale, resulting in a loss to the Fund. If such an option expires unexercised, the Fund realizes a gain equal to the premium received. Such a gain may be offset or exceeded by a decline in the market value of the underlying security during the option period. If an option is exercised, the exercise price, the premium received and the market value of the underlying security determine the gain or loss realized by the Fund.

When a Fund writes an option, if the underlying securities do not increase or decrease, as applicable, to a price level that would make the exercise of the option profitable to the holder thereof, the option will generally expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or OTC. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

At the time of selling a call option, the Fund may cover the option by owning, among other things: (i) the underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate or foreign currency; (ii) a call option on the same security or index with the same or lesser exercise price; (iii) a call option on the same security, index or foreign currency with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; (iv) cash or liquid securities equal to at least the market value of the optioned securities, interest rate or foreign currency; or (v) in the case of an index, the portfolio of securities that corresponds to the index.

At the time of selling a put option, the Fund may cover the put option by, among other things: (i) entering into a short position in the underlying security; (ii) purchasing a put option on the same security, index, interest rate or foreign currency with the same or greater exercise price; (iii) purchasing a put option on the same security, index, interest rate or foreign currency with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or (iv) maintaining the entire exercise price in liquid securities.

Risks. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the underlying securities; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

PAY-IN-KIND BONDS—Pay-in-kind bonds are securities that, at the issuer’s option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

PRIVATIZATIONS—Privatizations are foreign government programs for selling all or part of the interests in government owned or controlled enterprises. The ability of a U.S. entity to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which a Fund may be permitted to participate may be less advantageous than those applicable for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.

PUT TRANSACTIONS—Certain Funds may purchase securities at a price that would result in a yield to maturity lower than generally offered by the seller at the time of purchase when a Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the “writer”) at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a “standby commitment” or a “put.” The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in securities. A Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer’s ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions that an adviser believes present minimum credit risks, and an adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer’s credit or a provision in the contract that the put will not be exercised except in certain special cases, such as to maintain Fund liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to that particular Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. For the purpose of determining the “maturity” of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of a Fund including such securities, the Fund will consider “maturity” to be the first date on which it has the right to demand payment from the writer of the put (although the final maturity of the security is later than such date).

RECEIPTS—Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include “Treasury Receipts” (“TRs”), “Treasury Investment Growth Receipts” (“TIGRs”), “Liquid Yield Option Notes” (“LYONs”) and “Certificates of Accrual on Treasury Securities” (“CATS”). LYONs, TIGRs and CATS are interests in private proprietary accounts while TRs and Separately Traded Registered Interest and Principal Securities (“STRIPS”) (see “U.S. Treasury Obligations” below) are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to distribution requirements applicable to RICs (as discussed in more detail in the “taxes” section of this SAI) under Subchapter M of the Code. Because of these features, such securities may be subject to greater interest rate volatility than interest paying fixed income securities.

REAL ESTATE INVESTMENT TRUSTS (“REITs”)—REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with certain requirements under the Code relating to its organization, ownership, assets and income, as well as with a requirement that it distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through a Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

A Fund may be subject to certain risks associated with the direct investments of REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs generally depend on their ability to generate cash flow to make distributions to shareholders or unitholders and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

REAL ESTATE OPERATING COMPANIES (“REOCs”)—REOCs are real estate companies that engage in the development, management or financing of real estate. Typically, REOCs provide services such as property management, property development, facilities management and real estate financing. REOCs are publicly traded corporations that have not elected to be taxed as REITs. The three primary reasons for such an election are: (i) availability of tax-loss carry-forwards, (ii) operation in non-REIT-qualifying lines of business; and (iii) the ability to retain earnings.

REPURCHASE AGREEMENTS—A repurchase agreement is an agreement in which one party sells securities to another party in return for cash with an agreement to repurchase equivalent securities at an agreed-upon price and on an agreed-upon future date. A Fund may enter into repurchase agreements with financial institutions and follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by the advisers. The repurchase agreements entered into by a Fund will provide that the underlying collateral shall have a value equal to at least 102% of the resale price stated in the agreement at all times. The advisers monitor compliance with this requirement as well as the ongoing financial condition and creditworthiness of the counterparty. Under all repurchase agreements entered into by a Fund, the Fund’s custodian or its agent must take possession of the underlying collateral.

In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. At times, the investments of each of the Funds in repurchase agreements may be substantial when, in the view of the advisers, liquidity or other considerations so warrant.

RESTRICTED SECURITIES—Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933, as amended (the “1933 Act”), or an exemption from registration. Restricted securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to the limitation on investments in illiquid investments described above under “Illiquid Investments.” This determination is to be made by the advisers, as applicable, pursuant to guidelines adopted by the Board. In purchasing such restricted securities, each adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act and Section 4(a)(2) commercial paper issued in reliance on an exemption from registration under Section 4(a)(2) of the 1933 Act, including, but not limited to, Rules 506(b) or 506(c) under Regulation D.

REVERSE REPURCHASE AGREEMENTS AND SALE-BUYBACKS — Reverse repurchase agreements are transactions in which the Funds sell portfolio securities to financial institutions, such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price. Reverse repurchase agreements are similar to a fully collateralized borrowing by the Funds. At the time a Fund enters into a reverse repurchase agreement, it will earmark on the books of the Fund or place in a segregated account cash or liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained.

Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage, and the use of reverse repurchase agreements by a Fund may increase the Fund’s volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when a Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

In a sale-buyback transaction, a Fund sells an underlying security for settlement at a later date. A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security. A Fund’s obligations under a sale-buyback would typically be offset by earmarking on the books of the Fund or placing in a segregated account cash or liquid securities having a value equal to the amount of the Fund’s forward commitment to repurchase the underlying security.

RISKS OF CYBER ATTACKS—As with any entity that conducts business through electronic means in the modern marketplace, the Funds, and their service providers, may be susceptible to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Funds and their service providers use to service the Funds’ operations, ransomware, operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers, or various other forms of cyber security breaches. Cyber attacks affecting the Funds or the Adviser, a Sub-Adviser, the Funds’ distributor, custodian, or any other of the Funds’ intermediaries or service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its net asset value (“NAV”), cause the release of private shareholder information or confidential business information, impede trading, subject a Fund to regulatory fines or financial losses and/or cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber attacks. Such costs may be ongoing because threats of cyber attacks are constantly evolving as cyber attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause a Fund’s investments in such companies to lose value. There can be no assurance that the Funds, the Funds’ service providers, or the issuers of the securities in which the Funds invest will not suffer losses relating to cyber attacks or other information security breaches in the future.

SECURITIES LENDING—Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). Each Fund will not lend portfolio securities to its advisers or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign issuers, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

A Fund may pay a part of the interest earned from the investment of collateral or other fee to an unaffiliated third party for acting as the Fund’s securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

A Fund will invest the cash received as collateral through loan transactions in other eligible securities, which may include shares of a registered money market fund, or of an unregistered money market fund that complies with the requirements of Rule 2a-7 under the 1940 Act to the extent required by the 1940 Act. Such money market funds might not seek or be able to maintain a stable $1.00 per share net asset value.

The investment of cash collateral subjects a Fund to market risk. A Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements even if the value of the investments made with the collateral has declined. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by the Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of a loan.

SHORT SALES—Short sales may be used by a Fund as part of its overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. A Fund may engage in short sales that are either “against the box” or “uncovered.” A short sale is “against the box” if, at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to a Fund with respect to the securities that are sold short. Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Pursuant to its particular investment strategy, a Sub-Adviser may have a net short exposure in the portfolio of assets allocated to the Sub-Adviser.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (i) earmark on the books of the Fund or place in a segregated account cash or liquid securities at such a level that the amount earmarked or deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (ii) own the security sold short or hold a call option on the security sold short with a strike price equal to or less than the price at which the security was sold short by the Fund. The Funds may engage in short sales in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When a Fund sells securities short, it may use the proceeds from the sales to purchase long positions in additional securities that it believes will outperform the market or its peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss. Leverage can amplify the effects of market volatility on a Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so or in order to satisfy its obligations.

SOVEREIGN DEBT SECURITIES

High Yield Foreign Debt Securities. Investing in fixed and floating rate high yield foreign sovereign debt securities will expose a Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. Countries such as those in which a Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate or trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors that may influence the ability or willingness to service debt include, but are not limited to, a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government’s policy towards the International Monetary Fund, the World Bank and other international agencies. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds, which may further impair the obligor’s ability or willingness to timely service its debts.

General. The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

As a result of the foregoing or other factors, a governmental obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

SPECIAL PURPOSE ACQUISITION COMPANIES—A Fund may invest in special purpose acquisition companies (“SPACs”) to the extent that the Adviser or a Sub-Adviser believes that such investment will help the Fund to meet its investment objective. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. Government securities, money market fund securities and cash. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective. Because SPACs and similar entities may be “blank check companies” with no operating history or ongoing business other than to seek a potential acquisition, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

STRUCTURED SECURITIES—Certain Funds may invest a portion of their assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations of emerging market issuers. This type of restructuring involves the deposit with, or purchase by, an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities (“Structured Securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Funds anticipate they will invest typically involve no credit enhancement, their credit risk will generally be equivalent to that of the underlying instruments. The Funds are permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there is currently no active trading market for Structured Securities. Certain issuers of such structured securities may be deemed to be “investment companies” as defined in the 1940 Act. As a result, the Funds’ investment in such securities may be limited by certain investment restrictions contained in the 1940 Act (see more information in the “Description of Permitted Investments and Risk Factors - Investment Companies” section of this SAI).

SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS—Swaps are centrally-cleared or OTC derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, securities, instruments, assets or indexes. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations are generally equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement. A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate and the other party makes payments calculated with reference to a specified floating interest rate, such as the London Interbank Offered Rate (“LIBOR”) or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges of the currency that correspond to the agreed upon notional amount. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks, including settlement risk, non-business day risk, the risk that trading hours may not align, and the risk of market disruptions and restrictions due to government action or other factors.

A Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap: (i) to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; (ii) to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; (iii) to hedge an existing position; (iv) to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or (v) for various other reasons.

Certain Funds may enter into credit default swaps as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. If an event of default occurs, the seller must pay the buyer the full notional value (“par value”) of the underlying in exchange for the underlying. If a Fund is a buyer and no event of default occurs, the Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Fund, as a buyer, will receive the full notional value of the underlying that may have little or no value following default. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying in return for the receipt of the underlying. The value of the underlying received by the Fund, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve different risks than if a Fund invests in the underlying directly. For example, credit default swaps would increase credit risk by providing a Fund with exposure to both the issuer of the referenced obligation (typically a debt obligation) and the counterparty to the credit default swap. Credit default swaps may in some cases be illiquid. Furthermore, the definition of a “credit event” triggering the seller’s payment obligations obligation under a credit default swap may not encompass all of the circumstances in which the buyer may suffer credit-related losses on an obligation of a referenced entity.

A credit default swap index product (sometimes referred to as a “CDX index”) is an equally-weighted credit default swap index. The individual credits underlying these credit default swap indices may be rated investment grade or non-investment grade. These instruments are designed to track representative segments of the credit default swap market such as North American investment grade, high volatility investment grade, below investment grade, as well as emerging markets, and provide investors with exposure to specific “baskets” of issuers of bonds or loans. A CDX index tranche provides access to customized risk, exposing each investor to losses at different levels of subordination. The lowest part of the capital structure is called the “equity tranche” as it has exposure to the first losses experienced in the basket. The mezzanine and senior tranches are higher in the capital structure but can also be exposed to loss in value. Investments are subject to liquidity risks as well as other risks associated with investments in credit default swaps.

Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. A Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a “master agreement.” In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

Generally, a Fund would calculate the obligations of the swap agreements’ counterparties on a “net basis.” Consequently, a Fund’s current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the “net amount”). A Fund’s current obligation under a swap agreement will be accrued daily (offset against any amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be “covered” as required by the 1940 Act.

The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in OTC markets.

Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from a Fund. This is true whether these derivative products are used to create additional risk exposure for a Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement, a Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. A Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to a Fund, these derivative products are subject to risks related to the counterparty’s creditworthiness, in addition to other risks discussed in this SAI and in the Prospectus. If a counterparty defaults, a Fund’s risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, a Fund may have contractual remedies under the swap agreement.

A Fund will enter into swaps only with counterparties that the advisers believe to be creditworthy. In addition, a Fund will earmark on the books of the Fund or segregate cash or liquid securities in an amount equal to any liability amount owed under a swap, cap, floor, collar or swaption agreement or will otherwise “cover” its position as required by the 1940 Act.

The swap market is a relatively new market for which regulations are still being developed. The Dodd-Frank Act has substantially altered and increased the regulation of swaps. Swaps are broadly defined in the Dodd-Frank Act and also include commodity options and non-deliverable forwards (“NDFs”). Additionally, the Dodd-Frank Act divided the regulation of swaps between commodity swaps (such as swaps on interest rates, currencies, physical commodities, broad based stock indexes, and broad based CDS indexes), regulated by the CFTC, and security based swaps (such as equity swaps and single name CDS), regulated by the SEC. The CFTC will determine which categories of swaps will be required to be traded on regulated exchange-like platforms, such as swap execution facilities, and which will be required to be centrally cleared. Cleared swaps must be cleared through futures commission merchants registered with the CFTC, and such futures commission merchants will be required to collect margin from customers for such cleared swaps. Additionally, all swaps are subject to reporting to a swap data repository. Dealers in swaps will be required to register with the CFTC as swap dealers and will be required to comply with extensive regulations regarding their external and internal business conduct practices, regulatory capital requirements, and rules regarding the holding of counterparty collateral. The SEC will be adopting parallel regulatory requirements applicable to security based swaps. It is possible that developments in the swap market, including potential additional government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

U.S. GOVERNMENT SECURITIES—Examples of types of U.S. Government securities in which a Fund may invest consist of U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, Fannie Mae, GNMA, the General Services Administration, the Student Loan Marketing Association, the Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, the Maritime Administration and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

Receipts. Receipts are interests in separately-traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.

U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry systems known as STRIPS and TRs.

U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities; that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturities and credit qualities.

U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (e.g., Treasury bills, notes and bonds, and securities guaranteed by GNMA), others are supported by the right of the issuer to borrow from the U.S. Treasury (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (e.g., obligations of Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that, in the event of a default prior to maturity, there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund’s shares.

VARIABLE AND FLOATING RATE INSTRUMENTS—Certain obligations may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES—When-issued and delayed delivery basis, including “TBA” (to be announced) basis, transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A TBA transaction is a method of trading mortgage-backed securities. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered are generally determined two days prior to the settlement date. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to a Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if an adviser deems it appropriate. When a Fund purchases when-issued or delayed delivery securities, it will “cover” its position as required by the 1940 Act.

YANKEE OBLIGATIONS—Yankee obligations (“Yankees”) are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue securities under Rule 144A of the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers’ acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. The Yankees selected for a Fund will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

ZERO COUPON SECURITIES—Zero coupon securities are securities that are sold at a discount to par value and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received “phantom income” annually. Because a Fund will distribute its “phantom income” to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities. Pay-in-kind securities pay interest in either cash or additional securities, at the issuer’s option, for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

A Fund will “cover” its position as required by the 1940 Act. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and receipts (TRs, TIGRs, LYONs and CATS) are sold as zero coupon securities; that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturities but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturities and credit qualities.

Corporate zero coupon securities are: (i) notes or debentures that do not pay current interest and are issued at substantial discounts from par value; or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which date the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance, and may also make interest payments in kind (e.g., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer’s failure to pay interest and repay principal in accordance with the terms of the obligation. A Fund must accrete the discount or interest on high-yield bonds structured as zero coupon securities as income even though it does not receive a corresponding cash interest payment until the security’s maturity or payment date. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and is therefore subject to the distribution requirements applicable to RICs (as discussed in more detail in the “Taxes” section of this SAI) under Subchapter M of the Code. A Fund may have to dispose of its securities under disadvantageous circumstances to generate cash or may have to leverage itself by borrowing cash to satisfy distribution requirements. A Fund accrues income with respect to the securities prior to the receipt of cash payments.

GENERAL MARKET RISK—An outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and quarantines, as well as general concern and uncertainty that has negatively affected the economic environment. These impacts also have caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of this COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. Health crises caused by viral or bacterial outbreaks, such as the COVID-19 outbreak, may exacerbate other pre-existing political, social, economic, market and financial risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact a Fund’s performance and cause losses on your investment in a Fund.

INVESTMENT LIMITATIONS

Fundamental Policies

The following investment limitations are fundamental, which means that the Funds cannot change them without approval by the vote of a majority of the outstanding shares of the Funds. The phrase “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

1.	Each Fund may not purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time; provided, however, that each of the Catholic Responsible Investments Equity Index Fund and Catholic Responsible Investments Small-Cap Fund may become non-diversified as may be necessary to approximate the composition of the index whose performance each Fund seeks to track.

2.	Each Fund may not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, except that a Fund may invest without limitation in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities or tax-exempt obligations of state or municipal governments and their political subdivisions; provided, however, that each of the Catholic Responsible Investments Equity Index Fund and Catholic Responsible Investments Small-Cap Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent that the index whose performance each Fund seeks to track is so concentrated.

3.	Each Fund may borrow money or issue senior securities (as defined under the 1940 Act), except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.	Each Fund may make loans, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5.	Each Fund may purchase or sell commodities or real estate, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6.	Each Fund may underwrite securities issued by other persons, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

7.	Each Fund will invest its assets in a manner consistent with the components, details and definitions of Catholic Responsible InvestingSM (“CRI”) as adopted from time to time by the De La Salle Brothers of the Christian Schools (or any successor thereto). For the avoidance of doubt, a change in a particular component, detail or definition of CRI will not require shareholder approval. However, shareholders will be provided notice of any change in a particular component, detail or definition of CRI that materially impacts a Fund or its investment strategies.

Non-Fundamental Policies

Each Fund’s investment objective as well as the following investment limitations of the Fund are non-fundamental and may be changed by the Board without shareholder approval.

1.	Each Fund may not invest directly in real estate. For the avoidance of doubt, the foregoing policy does not prevent a Fund from, among other things, purchasing marketable or unmarketable securities of companies that deal in real estate or interests therein (including REITs).

2.	Each Fund may purchase or sell financial and physical commodities, commodity contracts based on (or relating to) physical commodities or financial commodities and securities and derivative instruments whose values are derived from (in whole or in part) physical commodities or financial commodities.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be held by the fund.

Concentration. The 1940 Act requires that every investment company have a fundamental investment policy regarding concentration. The SEC has defined concentration as investing 25% or more of an investment company’s total assets in any particular industry or group of industries, with certain exceptions. For purposes of a Fund's concentration policy, the Fund may classify and re-classify companies in a particular industry and define and re-define industries in any reasonable manner, consistent with SEC and SEC staff guidance.

Borrowing. The 1940 Act presently allows an investment company to borrow from any bank in an amount up to 33 1/3% of its total assets (including the amount borrowed) and to borrow for temporary purposes in an amount not exceeding 5% of the value of its total assets.

Lending. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain derivatives, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Real Estate and Commodities. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate or commodities, but does require that every investment company have a fundamental investment policy governing such investments.

Underwriting. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances causes a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of borrowing back within the limitation within three days thereafter (not including Sundays and holidays).

THE ADMINISTRATOR

General. SEI Investments Global Funds Services (the “Administrator”), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation (“SIMC”), a wholly-owned subsidiary of SEI Investments Company (“SEI Investments”), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an administration agreement (the “Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative services or employs certain other parties, including its affiliates, to provide such services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Administration Agreement and each renewal term thereof unless earlier terminated: (i) by a vote of a majority of the Trustees of the Trust on not less than 60 days’ written notice to the Administrator; or (ii) by the Administrator on not less than 90 days’ written notice to the Trust.

Administration Fees. For its services under the Administration Agreement, the Administrator is paid a fee, which varies based on the average daily net assets of the Funds, subject to certain minimums.

THE ADVISER AND THE SUB-ADVISERS

General. Christian Brothers Investment Services Inc. (“CBIS” or the “Adviser”), an Illinois corporation founded in 1981, serves as the investment adviser to the Funds. The Adviser’s principal place of business is located at 125 S. Wacker Drive, Suite 2400, Chicago, IL 60606. As of May 31, 2021, the Adviser had approximately $10.3 billion in assets under management.

Manager of Managers Structure. Subject to the receipt of the U.S. Securities and Exchange Commission (“SEC”) exemptive order described below, the Adviser will act as the manager of managers of the Asset Class Funds and be responsible for the investment performance of the Asset Class Funds, since it will allocate each Asset Class Fund’s assets to the Sub-Advisers and recommend hiring or changing Sub-Advisers to the Board. The “manager of managers” structure enables the Funds to operate with greater efficiency by not incurring the expenses and delays associated with obtaining shareholder approval of Sub-Advisory Agreements (defined below). The structure does not permit the investment advisory fees paid by the Funds to the Adviser to be increased or the Adviser’s obligations under the Advisory Agreement (defined below), including the Adviser’s responsibility to monitor and oversee sub-advisory services furnished to the Funds, to be materially changed without shareholder approval. Furthermore, any Sub-Advisory Agreements with affiliates of a Fund or the Adviser, except for Sub-Advisory Agreements with a direct or indirect wholly-owned subsidiary of the Adviser or any future parent company of the Adviser (a “Wholly-Owned Sub-adviser”), will require shareholder approval. The Adviser has ultimate responsibility (subject to oversight by the Board) to oversee the Sub-Advisers and recommend their hiring, termination, and replacement.

Multi-Manager Exemptive Order. As referenced above, the Funds and the Adviser applied for an exemptive order from the SEC, which if approved, will permit the Adviser, subject to certain conditions, to select new Sub-Advisers, including Wholly-Owned Sub-advisers, with the approval of the Board but without obtaining shareholder approval. Any change to a Sub-Advisory Agreement that would result in an increase in the total management and advisory fees payable by a Fund will be required to be approved by the shareholders of that Fund. Subject to the foregoing, the order will also permit the Adviser to materially change the terms of Sub-Advisory Agreements or to continue the employment of a Sub-Adviser after an event that would otherwise cause the automatic termination of services. The order will also permit each Fund to disclose the fees paid to its Sub-Advisers only in the aggregate in its registration statement. This arrangement will be approved by the Board and each Fund’s initial shareholder. Within 90 days of the retention of a new Sub-Adviser for a Fund, shareholders of the Fund will receive notification of the change.

Advisory and Sub-Advisory Agreements. The Trust and the Adviser have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser provides investment advisory services to the Funds and oversees the investment sub-advisory services provided to the Asset Class Funds. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with the Adviser, and under the supervision of the Adviser and the Board, one or more Sub-Advisers are responsible for the day-to-day investment management of all or a distinct portion of the assets of the Asset Class Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Asset Class Funds.

After its initial two year term, the continuance of each Investment Advisory Agreement with respect to each Fund must be specifically approved at least annually: (i) by the vote of a majority of the outstanding voting securities of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Investment Advisory Agreement or “interested persons” (as defined under the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding voting securities of that Fund, or by the Adviser on not less than 30 days’ nor more than 60 days’ written notice to the Trust. Each Sub-Advisory Agreement will terminate automatically in the event of its assignment or in the event of the termination of the Advisory Agreement and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding voting securities of that Fund, or by the Adviser or Sub-Adviser on not less than 30 days’ nor more than 60 days’ written notice to the other party.

Advisory Fees. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Fund	Advisory Fee
Catholic Responsible Investments Magnus 45/55 Fund	0.00%
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	0.00%
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	0.00%
Catholic Responsible Investments Magnus 75/25 Fund	0.00%
Catholic Responsible Investments Ultra Short Bond Fund	0.25%
Catholic Responsible Investments Short Duration Bond Fund	0.30%
Catholic Responsible Investments Opportunistic Bond Fund	0.35%
Catholic Responsible Investments Bond Fund	0.30%
Catholic Responsible Investments Equity Index Fund	0.06%
Catholic Responsible Investments Multi-Style US Equity Fund	0.60%
Catholic Responsible Investments International Equity Fund	0.74%
Catholic Responsible Investments Small-Cap Fund	0.20%
Catholic Responsible Investments International Small-Cap Fund	0.96%

For each Fund, the Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep the Fund’s total annual Fund operating expenses (excluding shareholder servicing fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) for each of that Fund’s share class(es) from exceeding certain levels as set forth below until October 31, 2023 (each, a “contractual expense limit”).

Fund Name	Share Class	Contractual Expense Limit
Catholic Responsible Investments Magnus 45/55 Fund	Investor Shares	0.00%
	Institutional Shares
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	Investor Shares	0.00%
	Institutional Shares
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	Investor Shares	0.00%
	Institutional Shares
Catholic Responsible Investments Magnus 75/25 Fund	Investor Shares	0.00%
	Institutional Shares
Catholic Responsible Investments Ultra Short Bond Fund	Institutional Shares	0.35%
Catholic Responsible Investments Short Duration Bond Fund	Institutional Shares	0.35%
Catholic Responsible Investments Opportunistic Bond Fund	Investor Shares	0.41%
	Institutional Shares
Catholic Responsible Investments Bond Fund	Investor Shares	0.37%
	Institutional Shares
Catholic Responsible Investments Equity Index Fund	Institutional Shares	0.09%
Catholic Responsible Investments Multi-Style US Equity Fund	Investor Shares	0.69%
	Institutional Shares
Catholic Responsible Investments International Equity Fund	Investor Shares	0.84%
	Institutional Shares
Catholic Responsible Investments Small-Cap Fund	Institutional Shares	0.31%
Catholic Responsible Investments International Small-Cap Fund	Institutional Shares	1.15%

In addition, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the Fund’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on October 31, 2023.

Under certain circumstances, the Adviser may engage one or more third-party transition management service providers to execute transactions on behalf of a Fund. These circumstances may include (but are not limited to) (i) the replacement, addition, or removal of a Sub-Adviser by the Adviser, requiring assets to be transitioned between Sub-Adviser accounts, or (ii) large pre-planned contributions to or withdrawals from a Fund or transfers between Funds. During such time, the Adviser will instruct the transition manager(s) as to what transactions to effect on behalf of a Fund’s portfolio. Depending on the circumstances under which a transition manager was engaged, the duration of any such transition management services will vary and will be determined by the Adviser’s view on the appropriate length of the transition event.

The Sub-Advisers

BRANDYWINE GLOBAL INVESTMENT MANAGEMENT, LLC—Brandywine Global Investment Management, LLC (“Brandywine Global”), located at 1735 Market Street, Suite 1800, Philadelphia, Pennsylvania 19103, serves as a Sub-Adviser to a portion of the assets of the Catholic Responsible Investments Opportunistic Bond Fund and the Catholic Responsible Investments Bond Fund. Brandywine Global, a Delaware limited liability company, was founded in 1986. Brandywine Global operates as an indirect wholly owned subsidiary of Franklin Resources, Inc (“Franklin Templeton”), retaining complete investment autonomy and control over management, investment, and employment decisions. While Brandywine Global employees do not have a direct ownership interest in Brandywine Global, the firm does have control over all earnings after payment of a fixed-percent revenue share to Franklin Templeton. As of June 30, 2021, Brandywine Global had approximately $67.5 billion in assets under management.

CAUSEWAY CAPITAL MANAGEMENT LLC—Causeway Capital Management LLC (“Causeway”), located at 11111 Santa Monica Blvd., 15th Floor, Los Angeles, California 90025, serves as a Sub-Adviser to a portion of the assets of the Catholic Responsible Investments International Equity Fund. Causeway, a Delaware limited liability company, was founded in 2001 and is a wholly-owned subsidiary of Causeway Capital Holdings LLC (“Causeway Holdings”). Sarah H. Ketterer and Harry W. Hartford, chief executive officer and president of Causeway, respectively, each controls, through estate planning vehicles, Causeway Holdings and, in turn, Causeway, through his or her executive office and voting control of Causeway Holdings. As of June 30, 2021, Causeway had approximately $46.6 billion in assets under management.

DODGE & COX—Dodge & Cox, located at 555 California Street, 40th Floor, San Francisco, California 94104, serves as a Sub-Adviser to a portion of the assets of the Catholic Responsible Investments Bond Fund and the Catholic Responsible Investments Multi-Style US Equity Fund. Dodge & Cox is entirely owned by its employees who are shareholders of the firm. No shareholder owns 25% or more of Dodge & Cox. Dodge & Cox is one of the oldest professional investment management firms in the United States, having acted continuously as an investment manager since 1930. As of June 30, 2021, Dodge & Cox had approximately $361.8 billion in assets under management.

GLOBAL ALPHA CAPITAL MANAGEMENT, LTD.—Global Alpha Capital Management, Ltd. (“Global Alpha”), located at 1800 McGill College Avenue, Suite 1300, Montreal, Quebec, Canada H3A 3J6, serves as a Sub-Adviser to a portion of the assets of the Catholic Responsible Investments International Small-Cap Fund. Global Alpha is an affiliate of Connor, Clark & Lunn Financial Group Ltd. (“CCL Financial Group”), which is an affiliation of eleven independent investment management firms. Six members of the Global Alpha team are shareholders of the firm and collectively own 51% of the business, while CCL Financial Group owns the remaining 49%. As of June 30, 2021, Global Alpha had approximately $5.51 billion in assets under management.

LAZARD ASSET MANAGEMENT LLC—Lazard Asset Management LLC (“Lazard”), located at 30 Rockefeller Plaza New York, New York 10112, serves as a Sub-Adviser to a portion of the assets of the Catholic Responsible Investments International Small-Cap Fund. Lazard, a Delaware limited liability company, is a wholly-owned subsidiary of Lazard Frères & Co. LLC, a New York limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. Interests of Lazard Group LLC are held by Lazard Ltd., which is a Bermuda corporation with shares that are publicly traded on the New York Stock Exchange under the symbol “LAZ.” Lazard has been managing sub-advised mutual fund portfolios since 1993. As of June 30, 2021, Lazard sub-advised 103 funds worldwide, totaling $67.1 billion in assets. In the U.S. alone, Lazard is a sub-adviser to 40 funds totaling $45.5 billion, including 1933 Act- and 1940 Act-registered funds totaling $39.1 billion. Lazard’s sub-advised mandates include equities (US, international, emerging markets, and global), fixed income (US, global, and emerging markets), and alternative investments. As of June 30, 2021, Lazard had approximately $245.1 billion in assets under management.

LONGFELLOW INVESTMENT MANAGEMENT CO., LLC—Longfellow Investment Management Co., LLC (“Longfellow”), located at 125 High Street, Suite 832, Boston, Massachusetts 02110, serves as Sub-Adviser to the assets of the Catholic Responsible Investments Short Duration Bond Fund and a Sub-Adviser to a portion of the assets of the Catholic Responsible Investments Opportunistic Bond Fund. Longfellow is an independent, 100% employee-owned investment firm and a certified Women’s Business Enterprise. Since its founding in 1986, Longfellow has expanded its fixed income offerings based on client demand, and now manages a broad range of fixed income, equity, absolute return, and alternative strategies across the maturity and quality spectrums for clients, including public funds, pensions, endowments, foundations, and other institutional investors. As of June 30, 2021, Longfellow had approximately $17 billion in assets under management.

MAR VISTA INVESTMENT PARTNERS, LLC—Mar Vista Investment Partners, LLC (“Mar Vista”), located at 11150 Santa Monica Boulevard, Suite 320, Los Angeles, California 90025, serves as a Sub-Adviser to a portion of the assets of the Catholic Responsible Investments Multi-Style US Equity Fund. Mar Vista, a Delaware limited liability company, is a registered investment adviser founded in 2007. Mar Vista offers large-cap equity strategies to a variety of clients including public funds, corporations, endowments, foundations, Taft Hartley plans and individuals. Mar Vista is controlled by Silas Myers and Brian Massey, each an employee of Mar Vista, with 1251 Asset Management (“1251”) holding a non-controlling, minority ownership stake in the firm. Silas Myers and Brian Massey jointly determine the composition of 83.3% of the Mar Vista board with 1251 assigning the remaining. Mar Vista is governed by the Mar Vista board of managers. As of June 30, 2021, Mar Vista had approximately $4.2 billion in assets under management.

PRINCIPAL GLOBAL INVESTORS, LLC—Principal Global Investors, LLC (“Principal Global”), located at 801 Grand Avenue, Des Moines, Iowa 50392, serves as a Sub-Adviser to a portion of the assets of the Catholic Responsible Investments International Equity Fund. Principal is a global investment management leader and a wholly-owned, indirect subsidiary of Principal Financial Group, Inc. (“PFG”), a public company listed on the Nasdaq Global Select Market under ticker symbol PFG. PFG was founded in 1879, began managing retirement assets in 1941, and today operates four primary business segments: Principal Global, Retirement and Investor Services, Principal International, and Insurance Solutions. Principal Global was formed as a Delaware Limited Liability Company in 1998 and became a registered investment advisor with the SEC on October 26, 1998. Principal Global’s multi-boutique strategy enables the firm to provide comprehensive investment solutions and encompasses a growing network of specialized investment boutiques and teams with focused expertise in equities, fixed income, real estate, and asset allocation, as well as stable value management, and other structured investment strategies. As of June 30, 2021, Principal Global had approximately $576.8 billion in assets under management.

RHUMBLINE ADVISERS—RhumbLine Advisers (“RhumbLine”), located at 265 Franklin Street, 21st Floor, Boston, Massachusetts 02110, serves as Sub-Adviser to the Catholic Responsible Investments Equity Index Fund and the Catholic Responsible Investments Small-Cap Fund. RhumbLine is a Massachusetts limited partnership with its principal office in Boston, Massachusetts. RhumbLine is 100% owned by employees. RhumbLine has three General Partners who own approximately 80% of the firm and Limited Partners who own the remainder. The General Partner owners are DAD Enterprises, Inc., KRM Boston Enterprises Inc. and Owen Enterprises, Inc. RhumbLine has been registered with the SEC as an investment adviser since 1990. RhumbLine provides passive (i.e., index-based) portfolio management services to institutional investors. Advisory services are tailored to the individual needs of RhumbLine’s clients. RhumbLine provides customized discretionary management services utilizing an indexed approach to investing. RhumbLine manages both pre-defined and “model” as well as customized index strategies that differ by risk and potential return characteristics. RhumbLine also manages portfolios with certain specialized strategies, and may, at its discretion, agree to customize a portfolio to accommodate specific client needs and restrictions. Among the available specialized strategies are: Tax-Efficient, Tobacco-Free, Sudan-Free, Socially Responsible and Fossil Fuel-Free. As of June 30, 2021, RhumbLine had approximately $92 billion in assets under management.

SUN LIFE CAPITAL MANAGEMENT (U.S.) LLC—Sun Life Capital Management (U.S.) LLC (“SLC Management”), located at 500 Fifth Avenue, Suite 2500, New York, New York 10110, serves as a Sub-Adviser to a portion of the assets of the Catholic Responsible Investments Bond Fund. SLC Management formed in 2014 to expand the solutions offered to institutional investors in fixed income and alternative investments. As part of this expansion, SLC Management acquired Ryan Labs Asset Management (“Ryan Labs”) on April 2, 2015. SLC Management’s Core Fixed Income strategy used to manage its allocated portion of the Catholic Responsible Investments Bond Fund’s assets is managed by the U.S. Total Return Fixed Income team (formerly, Ryan Labs), which has been managing institutional client assets since 1988. SLC Management is a wholly-owned subsidiary of Sun Life Financial Inc. (“Sun Life Financial”), a financial services company listed on the NYSE. As of June 30, 2021, SLC Management had approximately $262 billion in assets under management.

WCM INVESTMENT MANAGEMENT, LLC—WCM Investment Management, LLC (“WCM”), located at 281 Brooks Street, Laguna Beach, California 92651, serves as a Sub-Adviser to a portion of the assets of the Catholic Responsible Investments International Equity Fund. 75.1% of WCM is owned by its employees and 24.9% is owned by Natixis Investment Managers. WCM’s two co-chief executive officers, Paul R. Black and Kurt R. Winrich, CFA, each own 18.8% of WCM and each retain over 25% of its voting interest. As of June 30, 2021, WCM had approximately $98 billion in assets under management.

WELLINGTON MANAGEMENT COMPANY LLP—Wellington Management Company LLP (“Wellington Management”), located at 280 Congress Street, Boston, Massachusetts 02210, serves as the Sub-Adviser for the Catholic Responsible Investments Ultra Short Bond Fund and as a Sub-Adviser for a portion of the assets of the Catholic Responsible Investments Multi-Style US Equity Fund. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of June 30, 2021, Wellington Management and its investment advisory affiliates had investment management authority with respect to approximately $1.3 trillion in assets

Sub-Advisory Fees. As of the date of this SAI, the Funds had not commenced operations, and therefore did not pay any fees to any Sub-Adviser, nor have any fees been waived by any Sub-Adviser as of such date.

Portfolio Management

CBIS

Compensation. Portfolio managers at CBIS are compensated similarly to other employees at the firm and are not compensated based on the performance of the funds. CBIS' compensation is built around a pay for performance philosophy, that is built around two key financial indicators: Net New Investments and Net Income. Portfolio managers are compensated with a combination of cash compensation and long-term incentives. CBIS' compensation program includes competitive base pay, defined contribution retirement benefits, a full suite of company benefits, profit sharing, a Net Profit Bonus Plan, and an Incentive Plan for sales and service employees. For certain key employees, a Long-Term Incentive Plan (“LTIP”) has been designed to align management and shareholder interests. As of December 31, 2020, 35% of employees participated in CBIS's LTIP plan.

In addition to the financial remuneration, however, CBIS believes it is essential to provide a challenging work environment, which provides opportunity for individual growth. To support this position, management invests heavily in employee coaching, development programs, and company sponsored continued education.

Under no circumstance does any CBIS employee receive any compensation, finder's fees, or benefits from investment managers or any other third parties.

Ownership of Fund Shares. Because the Funds are new, as of the date of this SAI, the portfolio managers did not beneficially own shares of the Funds.

Other Accounts. As of September 30, 2021, in addition to the Funds, the portfolio managers were responsible for the day-to-day management of certain other accounts, as listed below:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
John Geissinger, CFA	0	$0	5	$1,092.27	17	$546.90
Hoa Quach, CFA	0	$0	5	$1,092.27	17	$546.90
Constance Christian, CFA	0	$0	5	$1,092.27	17	$546.90

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest.

A potential conflict of interest may arise as a result of CBIS portfolio managers’ management of the Funds and other accounts, most notably separately managed accounts of other clients, which, in theory, may allow them to allocate investment opportunities in a way that favors other accounts over the Funds. This conflict of interest may be exacerbated to the extent that CBIS or its portfolio managers receive, or expect to receive, greater compensation from their management of the other accounts than from the Funds. Notwithstanding this theoretical conflict of interest, it is CBIS’s policy to manage each account based on its investment objectives and related restrictions and, as discussed above, CBIS has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the CBIS’s portfolio managers may buy for other accounts securities that differ in identity or quantity from securities bought for the Funds, such securities might not be suitable for the Funds given their investment objectives and related restrictions.

Brandywine Global

Compensation. The members of Brandywine Global’s Fixed Income Investment team earn a base salary and bonus tied to investment performance, as well as firm and team profitability. The performance bonus is awarded based on peer group outperformance on a one-quarter, one-year, three-year and five-year basis. The performance calculation is weighted to place more emphasis on longer-term outperformance, and less emphasis on the short-term. There is an additional sharing component with the other Brandywine Global investment teams in an effort to smooth income and to promote cross-team fertilization and cooperation. Brandywine Global has found that this form of compensation aligns the interests of investment professionals with clients and leads to accountability and low turnover among Brandywine Global’s staff. In essence, the portfolio management teams own all of the residual profits of Brandywine Global, which Brandywine Global believes leads to responsibility, accountability, and low turnover of people.

The percentage of bonus compensation derived from each of the above components may change over time. In general, the more successful product teams receive higher levels of bonus compensation.

Ownership of Fund Shares. Because the Funds are new, as of the date of this SAI, the portfolio managers did not beneficially own shares of the Funds.

Other Accounts. As of June 30, 2021, in addition to the Funds, the portfolio managers were responsible for the day-to-day management of certain other accounts, as listed below:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
Anujeet Sareen	12	$5,894.95	53	$14,928.67	62	$29,523.39
	0	$0	2*	$468.79	15*	$14,732.05
Jack McIntyre	12	$5,894.95	53	$14,928.67	62	$29,523.39
	0	$0	2*	$468.79	15*	$14,732.05
Brian Kloss	14	$6,160.46	53	$14,893.78	59	$28,390.04
	0	$0	2*	$468.79	13*	$14,394.45
Tracy Chen	14	$6,160.46	53	$14,893.78	59	$28,390.04
	0	$0	2*	$468.79	13*	$14,394.45

*	These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. Brandywine Global maintains policies and procedures reasonably designed to detect and minimize material conflicts of interest inherent in circumstances when a portfolio manager has day-to-day portfolio management responsibilities for multiple portfolios. Nevertheless, no set of policies and procedures can possibly anticipate or relieve all potential conflicts of interest. These conflicts may be real, potential, or perceived; certain of these conflicts are described in detail below.

Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity (including initial public offerings) that may be suitable for multiple portfolios, the investment opportunity may be allocated among these several portfolios, which may limit a portfolio’s ability to take full advantage of the investment opportunity, due to liquidity constraints or other factors.

Brandywine Global has adopted trade allocation procedures designed to ensure that allocations of limited investment opportunities are conducted in a fair and equitable manner between portfolios. Nevertheless, investment opportunities may be allocated differently among portfolios due to the particular characteristics of a portfolio, such as the size of the portfolio, cash position, investment guidelines and restrictions or its sector/ country/region exposure or other risk controls, market restrictions or for other reasons.

Similar Investment Strategies. Brandywine Global and its portfolio management team may manage multiple portfolios with similar investment strategies. Investment decisions for each portfolio are generally made based on each portfolio’s investment objectives and guidelines, cash availability, and current holdings. Purchases or sales of securities for the portfolios may be appropriate for other portfolios with like objectives and may be bought or sold in different amounts and at different times in multiple portfolios. Purchase and sale orders for a portfolio may be combined with those of other portfolios in the interest of achieving the most favorable net results for all portfolios.

Differences in Financial Incentives. A conflict of interest may arise where the financial or other benefits available to a portfolio manager or an investment adviser differ among the portfolios under management. For example, when the structure of an investment adviser’s management fee differs among the portfolios under its management (such as where certain portfolios pay higher management fees or performance-based management fees), a portfolio manager might be motivated to favor certain portfolios over others. Performance-based fees could also create an incentive for an investment adviser to make investments that are riskier or more speculative. In addition, a portfolio manager might be motivated to favor portfolios in which he or she or the investment adviser and/or its affiliates have a financial interest. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record in a particular investment strategy or to derive other rewards, financial or otherwise, could influence a portfolio manager to lend preferential treatment to those portfolios that could most significantly benefit the portfolio manager. To manage conflicts that may arise from management of portfolios with performance-based fees, Brandywine Global has developed trade allocation procedures as described above and Brandywine Global periodically reviews the performance and trading in portfolios with like strategies to seek to ensure that no portfolio or group of portfolios receives preference in the trading process.

Personal Account Trading. Brandywine Global may, from time to time, recommend to clients that they buy or sell securities in which employees have a financial interest. These types of transactions may present a conflict of interest in that employees might benefit from market activity by a client in a security held by an employee. In order to prevent conflicts of interest between Brandywine Global and its clients, employee trading is monitored under its Code of Ethics (the “Brandywine Global Code”). The Brandywine Global Code includes policies and procedures (a) restricting personal trading, (b) requiring the pre-clearance of most types of personal securities transactions, (c) requiring the reporting to Brandywine Global of all required personal securities holdings and transactions, and (d) mandating blackout periods during which employees are prohibited from making personal transactions in certain securities. Brandywine Global and its employees may also invest in mutual funds and other pooled investment vehicles, including private investment vehicles that are managed by Brandywine Global. This may result in a potential conflict of interest since Brandywine Global employees have knowledge of such funds’ investment holdings, which is non-public information.

Broker Selection and Soft Dollar Usage. Investment professionals may be able to influence the selection of broker-dealers that are used to execute securities transactions for the portfolios they manage. In addition to executing trades, some brokers and dealers provide brokerage and research services, which may result in the payment of higher brokerage commissions than might otherwise be available and may provide an incentive to increase trading with such brokers. All soft dollar arrangements in which Brandywine Global is involved are subject to Brandywine Global’s policy of seeking best execution and are structured to comply with the safe harbor of Section 28(e) of the 1934 Act, and the rules and interpretations thereof as issued by the SEC. Nonetheless, the research services obtained from brokers and dealers may be used to service portfolios other than those paying commissions to the broker-dealers providing the research services, and also may benefit some portfolios more than others.

Causeway

Compensation. Ms. Ketterer and Mr. Hartford, the chief executive officer and president of Causeway, respectively, each receive an annual salary and are entitled, as controlling owners of Causeway’s parent holding company, to distributions of the holding company’s profits based on their ownership interests. They do not receive incentive compensation. The other portfolio managers receive salary and may receive incentive compensation (including potential cash, awards of growth units, or awards of equity units). Causeway’s portfolio managers also receive, directly or through estate planning vehicles, distributions of profits based on their minority ownership interests in the firm’s parent holding company. Causeway’s compensation committee, weighing a variety of objective and subjective factors, determines salary and incentive compensation and, subject to approval of the holding company’s board of managers, may award equity units. Portfolios are team-managed and salary and incentive compensation are not based on the specific performance of the Catholic Responsible Investments International Equity Fund or any single client account managed by Causeway, but take into account the performance of the individual portfolio manager, the relevant team, and Causeway’s overall performance and financial results. For “fundamental” portfolio managers (i.e., those who are not members of the quantitative research team), the performance of stocks selected for Fund and client portfolios within a particular industry or sector over a multi-year period relative to appropriate benchmarks will be relevant for portfolio managers assigned to that industry or sector. Causeway takes into account both quantitative and qualitative factors when determining the amount of incentive compensation awarded, including the following factors: individual research contribution, portfolio and team management contribution, group research contribution, client service and recruiting contribution, and other contributions to client satisfaction and firm development.

Ownership of Fund Shares. Because the Funds are new, as of the date of this SAI, the portfolio managers did not beneficially own shares of the Funds.

Other Accounts. As of May 31, 2021, in addition to the Funds, the portfolio managers were responsible for the day-to-day management of certain other accounts, as listed below:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in Billions)	Number of Accounts	Total Assets (in Billions)	Number of Accounts	Total Assets (in Billions)
Brian Cho	14	$14.46	22	$5.31	72	$21.1
	0	$0	0	$0	3*	$1.28
Jonathan Eng	14	$14.46	22	$5.31	75	$21.1
	0	$0	0	$0	3*	$1.28
Joe Gubler	7	$4.78	6	$1.32	12	$4.34
	0	$0	0	$0	1*	$0.72
Harry Hartford	14	$14.46	22	$5.31	80	$21.1
	0	$0	0	$0	3*	$1.28
Arjun Jayaraman	6	$4.77	6	$1.32	14	$4.34
	0	$0	0	$0	1*	$0.72
Sarah Ketterer	14	$14.46	22	$5.31	132	$21.32
	0	$0	0	$0	3*	$1.28
MacDuff Kuhnert	6	$4.77	6	$1.32	17	$4.34
	0	$0	0	$0	1*	$0.72
Ellen Lee	14	$14.46	22	$5.31	73	$21.1
	0	$0	0	$0	3*	$1.28
Conor Muldoon	14	$14.46	22	$5.31	79	$21.1
	0	$0	0	$0	3*	$1.28
Ryan Myers	6	$4.77	6	$1.32	11	$4.34
	0	$0	0	$0	1*	$0.72
Steven Nguyen	14	$14.46	22	$5.31	74	$21.1
	0	$0	0	$0	3*	$1.28
Alessandro Valentini	14	$14.46	22	$5.31	74	$21.1
	0	$0	0	$0	3*	$1.28

*	These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. The portfolio managers who sub-advise a portion of the assets of the Catholic Responsible Investments International Equity Fund also manage their own personal accounts and other accounts, including accounts for corporations, pension plans, public retirement plans, sovereign wealth funds, superannuation funds, Taft-Hartley pension plans, endowments and foundations, mutual funds and other collective investment vehicles, charities, private trusts, wrap fee programs, and other institutions (collectively, “Other Accounts”). In managing certain of the Other Accounts, the portfolio managers employ investment strategies similar to those used in managing the Fund, subject to certain variations in investment restrictions. The portfolio managers purchase and sell securities for the Fund they manage that they also recommend to Other Accounts. The portfolio managers at times give advice or take action with respect to certain accounts that differ from the advice given to other accounts with similar investment strategies. Certain of the Other Accounts may pay higher or lower management fee rates than the Fund or pay performance-based fees to Causeway. Causeway is the investment adviser and sponsor of six mutual funds (together, the “Causeway Funds”). Causeway also sponsors and manages certain other commingled vehicles in its international opportunities strategy that are offered to institutional investors. Most of the portfolio managers have personal investments in one or more of the Causeway Funds. Ms. Ketterer and Mr. Hartford each holds (through estate planning vehicles) a controlling voting interest in Causeway’s parent holding company and Messrs. Cho, Eng, Gubler, Jayaraman, Kuhnert, Muldoon, Myers, Nguyen, and Valentini and Ms. Lee (directly or through estate planning vehicles) have minority ownership interests in Causeway’s parent holding company.

Actual or potential conflicts of interest arise from the Fund’s portfolio managers’ management responsibilities with respect to the Other Accounts and their own personal accounts. These responsibilities may cause portfolio managers to devote unequal time and attention across client accounts and the differing fees, incentives and relationships with the various accounts provide incentives to favor certain accounts. Causeway has written compliance policies and procedures designed to mitigate or manage these conflicts of interest. These include policies and procedures to seek fair and equitable allocation of investment opportunities (including IPOs and new issues) and trade allocations among all client accounts and policies and procedures concerning the disclosure and use of portfolio transaction information. Causeway has a code of ethics which, among other things, limits personal trading by portfolio managers and other employees of Causeway. There is no guarantee that any such policies or procedures will cover every situation in which a conflict of interest arises.

Dodge & Cox

Compensation. Compensation of Dodge & Cox investment committee members includes a base salary, cash bonus, and a package of employee benefits which are generally available to all salaried employees. Compensation is structured to emphasize the success of Dodge & Cox rather than that of any one individual. Dodge & Cox does not have any “incentive compensation” or “deferred compensation” programs. All investment committee members also participate in equity ownership of Dodge & Cox. Each element of compensation is detailed below:

•	Base Salary. Each investment committee member is paid a fixed base salary which is intended to be competitive in light of each member’s experience and responsibilities.

•	Bonus. Bonus payments are based on a number of factors including the profitability of Dodge & Cox and the member’s long-term contributions to the firm. Dodge & Cox’s principles emphasize teamwork and a focus on client needs, and bonuses are structured to emphasize those principles. All full-time employees of Dodge & Cox participate in the annual bonus program. Bonuses are not linked to the volume of assets managed or to measurements of relative or absolute investment returns.

•	Equity Ownership. All investment committee members are shareholders of Dodge & Cox, which is a private, employee-owned S-corporation. A shareholder’s equity interest in Dodge & Cox provides pass-through income of Dodge & Cox’s profits and annual cash distributions based on each shareholder’s proportionate interest. Shareholder distributions are generally determined based on considerations of Dodge & Cox’s working capital requirements, net income generated each year, and estimated tax liabilities associated with the pass-through of Dodge & Cox’s income. Dodge & Cox’s shares are issued and redeemed at book value and may be held only by active employees of the company. Changes in share ownership are controlled by Dodge & Cox’s board of directors, whose decisions regarding share ownership are based on each member’s long-term contributions to the firm. Shareholders also may receive a benefit from the appreciation of the book value of their shares, which may be realized when shares are repurchased by Dodge & Cox from the shareholder.

•	Employee Benefit Program. Investment committee members participate in benefit plans and programs available generally to all employees, which includes a qualified, defined-contribution profit sharing plan funded at the maximum allowable amount.

The above information regarding compensation of investment committee members is current as of June 30, 2021.

Ownership of Fund Shares. Because the Funds are new, as of the date of this SAI, the portfolio managers did not beneficially own shares of the Funds.

Other Accounts. As of June 30, 2021, in addition to the Funds, the portfolio managers were responsible for the day-to-day management of certain other accounts, as listed below:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in Billions)	Number of Accounts	Total Assets (in Billions)	Number of Accounts	Total Assets (in Billions)
Anthony J. Brekke	2	$86.01	0	$0	3	$1.61
James H. Dignan	3	$87.6	1	$0.58	8	$4.07
Thomas S. Dugan	3	$87.6	1	$0.58	9	$9.35
Dana M. Emery	3	$87.6	1	$0.58	0	$0
Lucinda I. Johns	3	$87.6	1	$0.58	0	$0

Michael Kiedel	2	$86.01	0	$0	0	$0
Nils M. Reuter	2	$86.01	0	$0	0	$0
Adam S. Rubinson	3	$87.6	1	$0.58	5	$2.58
Philippe Barret Jr.	2	$104.7	1	$2.92	0	$0
C. Bryan Cameron	2	$104.7	1	$2.92	0	$0
Karim Fakhry	2	$104.7	1	$2.92	0	$0
Ben Garosi	2	$104.7	1	$2.92	0	$0
David C. Hoeft	3	$116.57	2	$8.88	0	$0
Karol Marcin	3	$116.57	2	$8.88	0	$0
Kathleen G. McCarthy	2	$104.7	1	$2.92	0	$0
Charles F. Pohl	3	$104.82	3	$8.9	0	$0
Steven C. Voorhis	3	$116.57	2	$8.88	0	$0

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. Dodge & Cox provides investment management services to institutions, individuals, mutual funds, and other pooled investment vehicles. Potential conflicts of interest may arise in connection with Dodge & Cox’s management of multiple accounts, including potential conflicts of interest related to the knowledge and timing of client trades, investment opportunities, broker selection, and fund investments. Because of their roles at Dodge & Cox, investment committee members, separate account client portfolio managers, and research analysts may be privy to the size, timing and possible market impact of client trades. It is possible that investment committee members could use this information to the advantage of other accounts they manage and to the possible detriment of such client. It is possible that an investment opportunity may be suitable for both Dodge & Cox’s allocated portion of the Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Multi-Style US Equity Fund and other accounts managed by investment committee members or a Dodge & Cox proprietary account, but may not be available in sufficient quantities for both the Funds and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by its allocated portion of the Funds and another account. Dodge & Cox has adopted procedures for allocating portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time.

Conflicts of interest may also arise in cases where Dodge & Cox clients with different strategies invest in different parts of an issuer’s capital structure, such as when one client owns debt obligations of an issuer and another client owns equity in the same issuer. For example, if an issuer in which different clients own different classes of securities encounters financial problems, decisions over the terms of any workout will raise conflicts of interest (such as conflicts over proposed waivers and amendments to debt covenants). A debt holder may be better served by a liquidation of the issuer in which it may be paid in full, whereas an equity holder might prefer a reorganization that holds the potential to create value for the equity holders.

Dodge & Cox may invest client accounts in various publicly traded or restricted securities that are also owned by Dodge & Cox or its employees. Dodge & Cox is not obligated to purchase or sell for a client account any security which Dodge & Cox or its employees purchase or sell for their own account(s) or for the account of any other client. Dodge & Cox may give advice and take action with respect to any of its clients or for its own account which differs from or is inconsistent with the timing or nature of action(s) taken for its allocated portion of the Funds. Transactions in a specific security may not be recommended or effected for all client accounts for which such transaction will be recommended or effected at the same time or at the same price. Dodge & Cox employees may invest in the same securities that Dodge & Cox purchases for its allocated portion of the assets of the Funds to which it serves as a Sub-Adviser to the extent permitted by the Dodge & Cox code of ethics. The Dodge & Cox code of ethics requires preclearance of personal securities transactions and reduces conflicts of interest by restricting the type and timing of employee trades. Dodge & Cox research analysts are sometimes invited to events hosted by company management in conjunction with performing their research responsibilities, which could provide an incentive for them to favor those companies over other investments. Acceptance of any gifts and entertainment is subject to restrictions set forth in Dodge & Cox’s code of ethics.

Although in some cases Dodge & Cox may refrain from taking certain actions or making investments on behalf of clients because of conflicts (potentially disadvantaging those on whose behalf the actions are not taken or investments not made), in other cases Dodge & Cox may take actions or make investments on behalf of some clients that have the potential to disadvantage other clients. Any of the foregoing conflicts of interest will be reviewed on a case-by-case basis. Any review will take into consideration the interests of the relevant clients, the circumstances giving rise to the conflict, and applicable laws. Clients should be aware that conflicts will not necessarily be resolved in favor of their interests, and Dodge & Cox will attempt to resolve such matters fairly, but even fair resolution may be resolved in favor of other clients, which pay Dodge & Cox higher fees. The resolution of any actual or potential conflict of interest may result in Dodge & Cox’s making investment decisions for clients or groups of clients on less favorable terms than it would have absent the conflict.

Global Alpha

Compensation. Global Alpha's compensation structure is specifically designed to attract, motivate and retain talented professionals. Of the firm’s six shareholders, five are members of the investment voting committee team and all participate directly in the success of the firm through equity ownership tied to each partner’s individual contribution. As shareholder responsibility and contribution increase over time, ownership also increases.

Ownership positions in Global Alpha are not static; shareholder interests are evaluated annually against individual contributions, with changes made as necessary to align ownership with contribution. Shareholders do not receive bonuses for performance, nor do they receive compensation if ‘their’ stock or sector does well; the emphasis is on the total portfolio.

Equity in the firm is delivered over an extended period of time (typically five to seven years) through an earn-in/out mechanism that ensures shareholders always have a similar long-term commitment as do their clients. The firm offers competitive benefits packages and a flexible, team-oriented work environment, which is intended to create a collegial atmosphere that employees appreciate and reward with their loyalty.

Each non-equity owner has an annual performance review with his or her manager or supervisor. During the performance review, managers will assess the performance of each employee’s primary roles and responsibilities, determine key areas of strength and accomplishment, and areas for growth and development. Overall performance is then evaluated and reflected in an employee’s compensation through an annual performance bonus, which is directly related to performance.

Ownership of Fund Shares. Because the Funds are new, as of the date of this SAI, the portfolio managers did not beneficially own shares of the Funds.

Other Accounts. As of June 30, 2021, in addition to the Funds, the portfolio managers were responsible for the day-to-day management of certain other accounts, as listed below:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
Robert Beauregard	0	$0	67	$2,859.71	23	$2,637.84
	0	$0	1*	$151.91	2*	$374.27
David Savignac	0	$0	67	$2,859.71	23	$2,637.84
	0	$0	1*	$151.91	2*	$374.27
Qing Ji	0	$0	67	$2,859.71	23	$2,637.84
	0	$0	1*	$151.91	2*	$374.27
Serge Depatie	0	$0	67	$2,859.71	23	$2,637.84
	0	$0	1*	$151.91	2*	$374.27
Sain Godil	0	$0	67	$2,859.71	23	$2,637.84
	0	$0	1*	$151.91	2*	$374.27

*	These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. Actual or apparent conflicts of interest may arise when a Global Alpha portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with the following conflicts:

•	The management of multiple client accounts may result in a portfolio manager devoting unequal time and attention to the management of the Catholic Responsible Investments International Small-Cap Fund. Global Alpha may seek to manage such competing interests for the time and attention of the portfolio managers by having the portfolio managers focus on a particular investment discipline.

•	If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, the Fund may be unable to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, Global Alpha has adopted procedures for allocating portfolio transactions across multiple accounts.

•	With respect to securities transactions for the Fund, Global Alpha determines which broker to use to execute each order, consistent with the firm’s duty to seek best execution of the transaction. However, with respect to certain other accounts (such as other pooled investment vehicles that are not registered mutual funds and other accounts managed for organizations and individuals), Global Alpha may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Global Alpha may place separate, non-simultaneous transactions for the Fund and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other account.

•	The appearance of a conflict of interest may arise if Global Alpha has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

Lazard

Compensation. Lazard compensates portfolio managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively. Salary and bonus are paid in cash, stock and restricted interests in funds managed by Lazard or its affiliates. Portfolio managers are compensated on the performance of the aggregate group of portfolios managed by the teams of which they are a member rather than for a specific fund or account. Various factors are considered in the determination of a portfolio manager’s compensation. All of the portfolios managed by a portfolio manager are comprehensively evaluated to determine his or her positive and consistent performance contribution over time. Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce Lazard’s investment philosophy.

Total compensation is generally not fixed, but rather is based on the following factors: (i) leadership, teamwork and commitment, (ii) maintenance of current knowledge and opinions on companies owned in the portfolio; (iii) generation and development of new investment ideas, including the quality of security analysis and identification of appreciation catalysts; (iv) ability and willingness to develop and share ideas on a team basis; and (v) the performance results of the portfolios managed by the investment teams of which the portfolio manager is a member.

Variable bonus is based on a portfolio manager’s quantitative performance as measured by his or her ability to make investment decisions that contribute to the pre-tax absolute and relative returns of the accounts managed by the teams of which the portfolio manager is a member, by comparison of each account to a predetermined benchmark, generally as set forth in the prospectus or other governing document, over the current fiscal year and the longer-term performance of such account, as well as performance of the account relative to peers. A portfolio manager’s bonus also can be influenced by subjective measurement of the manager’s ability to help others make investment decisions. A portion of a portfolio manager’s variable bonus is awarded under a deferred compensation arrangement pursuant to which the portfolio manager may allocate certain amounts awarded among certain portfolios, in shares that vest in two to three years. Certain portfolio managers’ bonus compensation may be tied to a fixed percentage of revenue or assets generated by the accounts managed by such portfolio management teams.

Ownership of Fund Shares. Because the Funds are new, as of the date of this SAI, the portfolio managers did not beneficially own shares of the Funds.

Other Accounts. As of June 30, 2021, in addition to the Funds, the portfolio managers were responsible for the day-to-day management of certain other accounts, as listed below:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
Paul Moghtader	9	$676.1	29	$3,691.4	58	$17,275.6
	0	$0	0	$0	6*	$12,688.0
Taras Ivanenko	9	$676.1	29	$3,691.4	58	$17,275.6
	0	$0	0	$0	6*	$12,688.0
Peter Kashanek	9	$676.1	29	$3,691.4	58	$17,275.6
	0	$0	0	$0	6*	$12,688.0
Ciprian Marin	9	$676.1	29	$3,691.4	58	$17,275.6
	0	$0	0	$0	6*	$12,688.0
Craig Scholl	9	$676.1	29	$3,691.4	58	$17,275.6
	0	$0	0	$0	6*	$12,688.0

Susanne Willumsen	9	$676.1	29	$3,691.4	58	$17,275.6
	0	$0	0	$0	6*	$12,688.0
Alex Lai	9	$676.1	29	$3,691.4	58	$17,275.6
	0	$0	0	$0	6*	$12,688.0

*	These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. Although the potential for conflicts of interest exist when an investment adviser and portfolio managers manage other accounts that invest in securities in which the Catholic Responsible Investments International Small-Cap Fund may invest or that may pursue a strategy similar to the Fund’s investment strategies implemented by Lazard (collectively, “Similar Accounts”), Lazard has procedures in place that are designed to ensure that all accounts are treated fairly and that the Fund is not disadvantaged, including procedures regarding trade allocations and “conflicting trades” (e.g., long and short positions in the same or similar securities). In addition, the Fund is subject to different regulations than certain of the Similar Accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the Similar Accounts.

Potential conflicts of interest may arise because of Lazard’s management of the Fund and Similar Accounts, including the following:

1.	Similar Accounts may have investment objectives, strategies and risks that differ from those of the Fund. In addition, the Fund is subject to different regulations than certain of the Similar Accounts and, consequently, may not be permitted to invest in the same securities, exercise rights to exchange or convert securities or engage in all the investment techniques or transactions, or to invest, exercise or engage to the same degree, as the Similar Accounts. For these or other reasons, the portfolio managers may purchase different securities for the Fund and the corresponding Similar Accounts, and the performance of securities purchased for the Fund may vary from the performance of securities purchased for Similar Accounts, perhaps materially.

2.	Conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Lazard may be perceived as causing accounts it manages to participate in an offering to increase Lazard’s overall allocation of securities in that offering, or to increase Lazard’s ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Lazard may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.

3.	Portfolio managers may be perceived to have a conflict of interest because of the large number of Similar Accounts, in addition to the Fund, that they are managing on behalf of Lazard. Although Lazard does not track each individual portfolio manager’s time dedicated to each account, Lazard periodically reviews each portfolio manager’s overall responsibilities to ensure that he or she is able to allocate the necessary time and resources to effectively manage the Fund. Most of the portfolio managers manage a significant number of Similar Accounts in addition to the Fund.

4.	Generally, Lazard and/or its portfolio managers have investments in Similar Accounts. This could be viewed as creating a potential conflict of interest, since certain of the portfolio managers do not invest in the Fund.

5.	Certain portfolio managers manage Similar Accounts with respect to which the advisory fee is based on the performance of the account, which could give the portfolio managers and Lazard an incentive to favor such Similar Accounts over the Fund.

6.	Portfolio managers may place transactions on behalf of Similar Accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions. In addition, if the Fund’s investment in an issuer is at a different level of the issuer’s capital structure than an investment in the issuer by Similar Accounts, in the event of credit deterioration of the issuer, there may be a conflict of interest between the Fund’s and such Similar Accounts’ investments in the issuer. If Lazard sells securities short, including on behalf of a Similar Account, it may be seen as harmful to the performance of the Fund to the extent it invests “long” in the same or similar securities whose market values fall as a result of short selling activities.

7.	Investment decisions are made independently from those of the Similar Accounts. If, however, such Similar Accounts desire to invest in, or dispose of, the same securities as the Fund, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

8.	Under Lazard’s trade allocation procedures applicable to domestic and foreign initial and secondary public offerings and Rule 144A transactions (collectively a “Limited Offering”), Lazard will generally allocate Limited Offering shares among client accounts, including the Fund, pro rata based upon the aggregate asset size (excluding leverage) of the account. Lazard may also allocate Limited Offering shares on a random basis, as selected electronically, or other basis. It is often difficult for the Adviser to obtain a sufficient number of Limited Offering shares to provide a full allocation to each account. Lazard’s allocation procedures are designed to allocate Limited Offering securities in a fair and equitable manner.

Longfellow

Compensation. Longfellow’s professionals receive a base salary that considers their responsibilities and their experience. They also are awarded an annual bonus based upon their specific contributions to the success and profitability of the firm. Longfellow is 100% owned by 13 employees. Owners receive a portion of the firm’s profits in addition to a base salary and bonus.

Ownership of Fund Shares. Because the Funds are new, as of the date of this SAI, the portfolio managers did not beneficially own shares of the Funds.

Other Accounts. As of June 30, 2021, in addition to the Funds, the portfolio managers were responsible for the day-to-day management of certain other accounts, as listed below:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
Barbara McKenna	0	$0	0	$0	66	$9,479
	0	$0	0	$0	0	$0
Seth Roman	0	$0	0	$0	27	$3,649
	0	$0	0	$0	0	$90
Sarah Scranton	0	$0	0	$0	45	$2,583
	0	$0	0	$0	0	$0
David Stuehr	0	$0	0	$0	7	$168
	0	$0	0	$0	3*	$90
Craig Carlozzi	0	$0	1	$30	8	$244
	0	$0	1*	$30	3*	$90

*	These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account. This would include devotion of unequal time and attention to the management of the accounts and the inability to allocate limited investment opportunities across a broad array of accounts. Longfellow has adopted policies and procedures to address such conflicts.

Mar Vista

Compensation. Mar Vista’s investment professionals receive a base salary commensurate with their level of experience. Mar Vista’s goal is to maintain competitive base salaries through review of industry standards, market conditions and salary surveys. Portfolio managers and research analysts receive compensation consisting of salary and equity distributions. Mar Vista is majority employee owned and the investment team is therefore rewarded based on annual profit distributions. The investment team is evaluated based on the overall performance of the strategies rather than individual contributions. Mar Vista believes equity ownership by the investment team is a unique and powerful attribute in an investment management firm. Mar Vista believes its current structure eliminates any incentives for an employee to take undue risks.

Ownership of Fund Shares. Because the Funds are new, as of the date of this SAI, the portfolio managers did not beneficially own shares of the Funds.

Other Accounts. As of June 30, 2021, in addition to the Funds, the portfolio managers were responsible for the day-to-day management of certain other accounts, as listed below:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
Silas Myers, CFA	4	$893	3	$346	582	$2,961.7
Brian Massey, CFA	4	$893	3	$346	582	$2,961.7
Joshua Honeycutt, CFA	4	$893	3	$346	582	$2,961.7
Jeffrey Prestine	4	$893	3	$346	582	$2,961.7

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. Material conflicts of interest that may arise in connection with a portfolio manager’s management of the Catholic Responsible Investments Multi-Style US Equity Fund’s investments and investments of other accounts managed include material conflicts between the investment strategy of the portion of the Fund that Mar Vista manages and the investment strategy of the other accounts managed by such portfolio manager. Conflicts associated with the allocation of investment opportunities between the Fund and other accounts managed by such portfolio manager may also arise. Mar Vista understands that potential material conflicts of interest exist in “side-by-side” management of similar accounts. As such, Mar Vista has adopted and implemented comprehensive procedures on the aggregation and allocation of transactions across accounts managed in the same investment strategy. When possible, Mar Vista aggregates the same transactions in the same securities for many accounts to seek to enhance execution. Clients in an aggregated transaction each receive the same price per share of unit, but, if they have directed brokerage to a particular broker, they may pay different commissions or may pay or receive a different price. Certain clients may not be included in certain aggregated transactions because of cash availability, account restrictions, directed brokerage, or tax sensitivity. Mar Vista utilizes a trade rotation in these situations. The allocation is conducted on a pro rata basis within each aggregated group unless the amount of the order filled is such that a pro rata allocation is not appropriate. Mar Vista’s code of ethics details additional guidelines and procedures to eliminate potential material conflicts of interest.

Principal Global

Compensation. Principal Global offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.

Compensation for equity investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. Variable compensation takes the form of a profit share plan with funding based on operating earnings of Principal Global Equities. The plan is designed to provide line-of-sight to investment professionals, enabling them to share in current and future business growth while reinforcing delivery of investment performance, collaboration, regulatory compliance, client retention and client satisfaction.

The largest determinant of the variable compensation component is investment performance relative to specified client benchmarks and peer groups. Relative performance metrics are measured over rolling one-year, three-year and five-year periods, calculated quarterly. Weightings intentionally place a greater emphasis on three and five year results, reinforcing a longer term orientation. In addition to investment performance, other discretionary factors such as team and individual results also contribute to the quantum of incentive compensation. Discretionary compensation metrics are specifically aligned with the results of Principal Global Equities rather than the broader organization. The structure is uniformly applied among all investment professionals, including portfolio managers, research analysts, traders and team leaders.

Compensation for investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The variable component is designed to reinforce delivery of investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention and client satisfaction. Investment performance is measured on a pretax basis against relative client benchmarks and peer groups over one year, three-year and five-year periods, calculated quarterly, reinforcing a longer term orientation.

Payments under the variable incentive plan are delivered in the form of cash or a combination of cash and deferred compensation. The amount of incentive delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral scale. Deferred compensation is required to be invested into PFG restricted stock units and funds managed by the team, via a co-investment program. Both payment vehicles are subject to a three year vesting schedule. The overall measurement framework and the deferred component are well aligned with Principal Global’s desired focus on clients’ objectives (e.g. co-investment), alignment with Principal Global stakeholders, and talent retention.

In addition to deferred compensation obtained through their compensation programming, team members have investments acquired through their participation in the PFG’s employee stock purchase plan, retirement plans and direct personal investments. It should be noted that PFG’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e. “clones”).

Ownership of Fund Shares. Because the Funds are new, as of the date of this SAI, the portfolio managers did not beneficially own shares of the Funds.

Other Accounts. As of June 30, 2021, in addition to the Funds, the portfolio managers were responsible for the day-to-day management of certain other accounts, as listed below:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
Paul H. Blankenhagen	4	$1,063.04	4	$11,897.64	11	$1,487.97
	0*	$0	0*	$0	1*	$327.19
Juliet Cohn	3	$961.00	3	11,567.67	11	$1,487.97
	0*	$0	0*	$0	1*	$327.19

*	These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. The portfolio managers manage a number of accounts other than the Catholic Responsible Investments International Equity Fund, including in some instances proprietary or personal accounts. Managing multiple accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies, allocating time and attention to account management, allocation of investment opportunities, knowledge of and timing of fund trades, selection of brokers and dealers, and compensation for the account. Principal Global has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and personal accounts and are designed to ensure that all clients and client accounts are treated fairly and equitably. These procedures include allocation policies and procedures, personal trading policies and procedures, internal review processes and, in some cases, review by independent third parties. Investments Principal Global deems appropriate for the Fund's portfolio may also be deemed appropriate by it for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Fund's portfolio and other accounts. In such circumstances, Principal Global may determine that orders for the purchase or sale of the same security for the Fund's portfolio and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by Principal Global to be equitable and in the best interests of the Fund’s portfolio and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Fund believes that its participation in such transactions on balance will produce better overall results for the Fund.

RhumbLine

Compensation. RhumbLine has a three prong compensation structure that allows it to attract and retain high quality investment professionals. All RhumbLine employees are paid a competitive salary and employees are eligible to receive a semi-annual performance incentive based upon job performance and the successful growth of the firm’s revenues by asset growth and/or client/account growth. Within the investment group, tracking within client specific guidelines is a component of job performance. RhumbLine reviews the tracking error of each client portfolio over both long and short term periods on a monthly basis.

In addition, key RhumbLine employees may be awarded equity ownership and/or profits interest in the firm. These awards are typically based on the employee’s contribution, years of service and other relevant accomplishments. This equity/profits ownership program not only allows the managing partners to recognize an individual’s contribution, it also broadens and diversifies the ownership, maintains a competitive overall compensation structure and keeps RhumbLine’s focus closely aligned with its clients’ interests.

Ownership of Fund Shares. Because the Funds are new, as of the date of this SAI, the portfolio managers did not beneficially own shares of the Funds.

Other Accounts. As of June 30, 2021, in addition to the Funds, the portfolio managers were responsible for the day-to-day management of certain other accounts, as listed below:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets (in Billions)	Number of Accounts	Total Assets (in Billions)
Alex Ryer, CFA	0	$0	1	$0.89	57	$19.78
Julie Lind	0	$0	9	$6.32	90	$28.15
Jeff Kusmierz	0	$0	4	$6.08	102	$20.31
Antonio Ballestas	0	$0	0	$0	99	$11.41
Andrew Zagarri, CFA	0	$0	1	$0.1	1	$0.02

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. The RhumbLine portfolio managers may manage multiple accounts for multiple clients. In addition to the Catholic Responsible Investments Equity Index Fund and the Catholic Responsible Investments Small-Cap Fund, these accounts may include separate accounts, pooled investment trusts, and other types of investment funds. Managing multiple accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. RhumbLine manages potential conflicts among funds or other accounts through its allocation policy of investment opportunities and trades and internal review processes. RhumbLine processes are designed to ensure that no one client, regardless of type, is favored at the expense of another.

Different account guidelines and/or differences within particular investment strategies may lead to the use of different investment practices for portfolios with a similar investment strategy. RhumbLine will not purchase or sell the same instruments at the same time or in the same direction (particularly if different accounts have different strategies), or in the same proportionate amounts for all eligible accounts (particularly if different accounts have materially different amounts of capital under management, different amounts of investable cash available, different investment restrictions, or different risk tolerances). As a result, although RhumbLine manages numerous accounts and/or portfolios with similar or identical investment objectives, or may manage accounts with different objectives that trade in the same instruments, the portfolio decisions relating to these accounts, and the performance resulting from such decisions, may differ from account to account. RhumbLine may, from time to time, implement new trading strategies or participate in new trading strategies for some but not all accounts, including the Funds.

As a passive index manager, RhumbLine never allocates share amounts. RhumbLine’s trade amounts are always transmitted to brokers at the individual account level and the corresponding fills are confirmed back at the account level. RhumbLine never reallocates share amounts or aggregates trades across accounts. However, under certain circumstances, RhumbLine may request that the broker aggregate the execution price of trades for different client accounts if it determines that aggregation will be in its best interest. For example, if a constituent security is added to or deleted from an index, an aggregate order may be requested. In such cases, the trades are allocated by the executing brokers using an average price so that all accounts are treated fairly.

RhumbLine and the portfolio managers may also face a conflict of interest where some accounts pay higher fees to RhumbLine than others, as they may have an incentive to favor accounts with the potential for greater fees. For instance, the entitlement to a performance fee in managing one or more accounts may create an incentive for RhumbLine to favor these accounts over those that have only fixed asset-based fees, such as the Funds, with respect to areas such as trading opportunities and trade allocation.

Since RhumbLine endeavors at all times to put the interest of its clients first as part of its fiduciary duty as a registered investment advisor, it takes the following steps to address these conflicts: (1) disclose to clients the existence of material conflicts of interest; (2) manage to each client’s investment objective and other investment parameters; and (3) conduct regular reviews of client accounts to verify that investments are in-line with the client’s investment guidelines and consistent with the client’s investment objective.

SLC Management

Compensation. SLC Management’s portfolio managers are not compensated directly by the Catholic Responsible Investments Bond Fund. Each one is, however, compensated by SLC Management by salary, bonus and SLC Management’s profit sharing plan. SLC Management’s compensation to the portfolio managers includes non-cash long-term incentives linked to SLC Management’s performance that, upon vesting, are paid in cash. The Fund’s performance and asset levels will directly affect SLC Management’s profits (and indirectly the total compensation paid to the portfolio managers).

Ownership of Fund Shares. Because the Funds are new, as of the date of this SAI, the portfolio managers did not beneficially own shares of the Funds.

Other Accounts. As of June 30, 2021, in addition to the Funds, the portfolio managers were responsible for the day-to-day management of certain other accounts, as listed below:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
Richard Familetti, CFA	0	$0	2	$193.3	153	$11,285.4
Michael Donelan, CFA	0	$0	2	$193.3	153	$11,285.4
Philip Mendonca	0	$0	2	$193.3	153	$11,285.4
Daniel J. Lucey Jr., CFA	0	$0	2	$193.3	153	$11,285.4
Matthew Salzillo	0	$0	2	$193.3	153	$11,285.4
Annette Serrao, CFA	0	$0	2	$193.3	153	$11,285.4
Raghava K. Vudata	0	$0	2	$193.3	153	$11,285.4

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. The portfolio managers’ management of other pooled investment vehicles and other accounts (the “Other Accounts”) may give rise to potential conflicts of interest in connection with their management of the Catholic Responsible Investments Bond Fund’s investments, on the one hand, and the investments of the Other Accounts, on the other. A potential conflict of interest may arise where another account has the same investment objective as the Fund, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund, or vice versa. However, SLC Management has established policies and procedures designed to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Conflicts From Performance-Based Fees. SLC Management does not usually charge a performance fee to separate account clients but clients may request a performance fee with SLC Management. Any performance fee that SLC Management does charge is only for institutional clients in compliance with the requirements of Rule 205-3 under the Investment Advisers Act of 1940, as amended. To the extent that SLC Management charges a performance fee for a particular client account, SLC Management may be perceived to have an incentive to maximize gains in that account (and, therefore, maximize SLC Management’s performance fee) by making investments for that account that are riskier or more speculative than would be the case in the absence of a performance fee. SLC Management may also be perceived to have an incentive to favor accounts for which it charges a performance fee over other types of client accounts, as by allocating more profitable investments to performance fee accounts or by devoting more resources toward the management of those accounts. SLC Management seeks to mitigate the conflicts which may arise from managing accounts that bear a performance fee by monitoring and enforcing its policies and procedures, including those related to investment allocations.

At any time, one or more of SLC Management's Sun Life Financial insurance affiliates may invest in separate accounts or private funds or mutual funds managed by SLC Management.

General Trading Conflicts. The members of SLC Management’s board of directors (the "SLC Management Board") also have responsibilities within the Sun Life Financial group of companies. As a result, the SLC Management Board and investment management personnel each are in a position to regularly exchange investment research and economic analysis with investment personnel who provide services to Sun Life of Canada or other Sun Life Financial affiliates. SLC Management may use this research and analysis in its investment decision-making on behalf of its clients.

Certain employees of Sun Life Financial also have certain responsibilities under service agreements with SLC Management, in particular those relating to trading of commodity interests.

SLC Management gains access to investment research and economic analysis prepared within the Sun Life Financial group and may use this research and analysis in its investment decision-making on behalf of clients.

SLC Management maintains policies and procedures in place for the fair and equitable treatment of client accounts. In addition, subject to satisfying firm policy and applicable laws, officers, directors and employees of SLC Management and its affiliates may trade for their own accounts in securities which are recommended to and/or purchased for SLC Management’s clients, provided, however, that any security transaction for a personal account falls outside of a 7-day blackout period from the last security transaction for a client. SLC Management's code of ethics is designed to assure that the personal securities transactions, activities and interests of the employees of SLC Management will not interfere with making decisions in the best interest of advisory clients and implementing such decisions. Employee trading is monitored under SLC Management's code of ethics to prevent conflicts of interest between SLC Management and its clients. SLC Management will disclose to its clients its involvement as principal, investment adviser, or investor, or that of a related person, in any security which it is recommending to such clients. SLC Management does not exercise its discretionary authority over client accounts to invest those accounts in any security in which SLC Management or a related person is involved as a principal, investment adviser, or investor, unless the client has specifically authorized SLC Management to do so in the applicable investment management agreement.

Affiliate Conflicts Disclosure. SLC Management has been providing investment advice to affiliates of Sun Life Financial since 1997. From time to time as authorized by clients, SLC Management selects sub-advisers for portions of the assets it manages for certain of its affiliated institutional clients. SLC Management may select an affiliate to serve as a sub-adviser. SLC Management compensates the sub-advisers to the affiliated institutions out of its management fees. SLC Management periodically reviews each sub-adviser to identify, and address as needed, any potential conflicts of interest. One such conflict is SLC Management’s incentive to select an affiliate of SLC Management as a sub-adviser so that the benefits of the sub-adviser fees stay with Sun Life Financial’s corporate family.

Sun Life Financial also indirectly owns the following investment advisers: (i) 100% of Sun Life Capital Management (Canada) Inc., a Canada-based and registered portfolio manager, investment fund manager and exempt market dealer active in liability driven investing and private asset classes to defined benefit pension plans and other institutional investors in Canada; (ii) the majority of a group of companies collectively and informally known as the “BentallGreenOak group of companies”, which provide full-service registered real estate investment adviser and property management services across North America, and which is constituted of (a) the US registered investment adviser BentallGreenOak (U.S.) Limited Partnership (“BGO US”), which is based in Seattle and counsels clients on direct investments in office, industrial, retail and multi-family residential real estate, (b) BGO Capital (Canada) Inc., a Canadian dealer, adviser and investment fund manager that operates in Canada and provides similar services there, where it is registered as an exempt market dealer and a portfolio manager in the Provinces of Alberta, British Columbia, Manitoba, Ontario, Quebec and Saskatchewan, in addition to managing investment funds in the Provinces of British Columbia, Ontario and Quebec, where it is registered as an investment fund manager, and (c) BGO US Real Estate LP, an investment advisory services firm specializing in investment management for private funds focused on investment in real estate and real estate-related assets; (iii) 51% of Crescent Capital Group LP, a registered investment adviser offering investment advisory services primarily to institutional investors and invests in closed-end and open-end limited partnerships, CLOs, CDOs, and other investment vehicles on behalf of its clients; and (iv) 80% of InfraRed Capital Partners Limited, a global infrastructure and real estate manager that is an exempt reporting adviser with the SEC and is headquartered in London, U.K.

WCM

Compensation. WCM’s approach to compensation employs a multi-pronged approach that plays an important role in rewarding and retaining key professionals. Compensation arrangements are not determined on the basis of the number of accounts managed or the performance of specific funds or accounts.

For investment (research) professionals, compensation breakdown includes:

•	Base Salaries: all investment professionals receive competitive base salaries reflective of their role and contribution to the investment (research) team.
•	Bonuses: Additional compensation comes in the form of periodic (nominally semi-annual) bonuses. WCM employs a qualitative, discretionary bonus system to incentivize and reward its team members based primarily on their performance in contributing to team results. This springs from WCM’s belief that small, cohesive, collaborative teams provide better results than “star systems” or “armies of analysts.” And while individual performance is not ignored—it simply plays a subordinate role to overall team success. These evaluations are made on a regular basis by the investment (research) team leaders, utilizing a review system that begins with a “return-on-time” assessment for each investment (research) team member and is then supplemented, reviewed, and approved by the firm’s leadership team.
•	Profit-Sharing: WCM does not utilize a cash profit-sharing plan, but WCM does include a profit-sharing component in the employee benefit plan as described below.
•	Employee Benefit Plan: All employees are eligible to participate in a WCM employee savings plan (the “WCM 401(k)”) after six full months of employment. Besides the normal employee pre-tax deferral, the WCM 401(k) has two possible employer components: 1) discretionary employer match, and 2) discretionary employer profit-sharing contribution. Currently, the only employer component being utilized is the profit sharing component, which is determined annually and contributes a substantial amount to each employee’s retirement account. There is no vesting period for employer contributions.
•	Equity Ownership: All employees, upon completing three years of full-time employment, are eligible to be offered (and purchase) ownership. Further, WCM groups its partners into two categories: principal partners (owners of more than 1% of outstanding interest), and regular partners (owners of less than 1% outstanding interest).

Ownership of Fund Shares. Because the Funds are new, as of the date of this SAI, the portfolio managers did not beneficially own shares of the Funds.

Other Accounts. As of June 30, 2021, in addition to the Funds, the portfolio managers were responsible for the day-to-day management of certain other accounts, as listed below:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
Sanjay Ayer, CFA	26	$38,926.01	32	$14,249.88	583	$42,140.92
	0	$0	5*	$1,017.27	8*	$2,084.11
Paul R. Black	18	$34,117.20	28	$13,393.83	580	$42,129.87
	0	$0	4*	$906.14	8*	$2,084.11
Peter J. Hunkel	23	$37,633.72	30	$13,745.91	580	$42,129.87
	0	$0	4*	$906.14	8*	$2,084.11
Michael B. Trigg	23	$37,633.72	30	$13,745.91	580	$42,129.87
	0	$0	4*	$906.14	8*	$2,084.11
Kurt R. Winrich, CFA	18	$34,117.20	28	$13,393.83	580	$42,129.87
	0	$0	4*	$906.14	8*	$2,084.11

*	These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. Where conflicts of interest arise between the Catholic Responsible Investments International Equity Fund and other accounts managed by the portfolio managers, WCM will proceed in a manner that ensures that the Catholic Responsible Investments International Equity Fund will not be treated less favorably. There may be instances where similar portfolio transactions may be executed for the same security for numerous accounts managed by the portfolio managers. In such instances, securities will be allocated in accordance with WCM’s trade allocation policy.

Wellington Management

Compensation. Wellington Management receives a fee based on the assets under management of each of the Catholic Responsible Investments Ultra Short Bond Fund and Catholic Responsible Investments Multi-Style US Equity Fund as set forth in the Sub-Advisory Agreement between Wellington Management and the Adviser on behalf of each Fund. Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to each Fund. The following information is as of June 30, 2021.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of each Fund’s managers listed in the Prospectus who are primarily responsible for the day-to-day management of the Funds (the “Wellington Management Portfolio Managers”) includes a base salary and incentive components. The base salary for each Wellington Management Portfolio Manager who is a partner (a “Wellington Management Partner”) of Wellington Management Group LLP, the ultimate holding company of Wellington Management, is generally a fixed amount that is determined by the managing partners of Wellington Management Group LLP. Each Wellington Management Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the relevant Fund managed by the Wellington Management Portfolio Manager and generally each other account managed by such Wellington Management Portfolio Manager. Each Wellington Management Portfolio Manager’s incentive payment relating to the relevant Fund is linked to the gross pre-tax performance of the portion of the Fund managed by the Wellington Management Portfolio Manager compared to the benchmark index and/or peer group identified below over one, three and five year periods, with an emphasis on five year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Wellington Management Portfolio Managers, including accounts with performance fees. The incentive paid to the Wellington Management Portfolio Manager for the Catholic Responsible Investments Ultra Short Bond Fund, which has no performance-related component, is based on the revenues earned by Wellington Management.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Wellington Management Portfolio Managers may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each Wellington Management Partner is eligible to participate in a Wellington Management Partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. The Portfolio Managers noted in the table below are Wellington Management Partners.

Fund	Benchmark Index and/or Peer Group for Incentive Period
Catholic Responsible Investments Multi-Style US Equity Fund	Russell 1000 Growth Index

Ownership of Fund Shares. Because the Funds are new, as of the date of this SAI, the portfolio managers did not beneficially own shares of the Funds.

Other Accounts. As of June 30, 2021, in addition to the Funds, the portfolio managers were responsible for the day-to-day management of certain other accounts, as listed below:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in Billions)	Number of Accounts	Total Assets (in Billions)	Number of Accounts	Total Assets (in Billions)
Tim Smith	11	$11.28	7	$6.44	66	$26.28
	0	$0	1*	$0.41	0	$0
Drew Shilling	5	$18.8	5	$3.67	23	$5.92
	2*	$16.24	0	$0	0	$0
Tim Manning	4	$0.96	5	$1.51	7	$2.82
	1*	$0.47	1*	$—**	0	$0

*	These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.
**	Assets under management of less than $500,000.

Conflicts of Interest. Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. Each of the Catholic Responsible Investments Ultra Short Bond Fund’s and Catholic Responsible Investments Multi-Style US Equity Fund’s manager(s) listed in the Prospectus who is/are primarily responsible for the day-to-day management of the Funds (“Wellington Management Portfolio Managers”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Funds. The Wellington Management Portfolio Managers make investment decisions for each account, including the Funds, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Wellington Management Portfolio Managers may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the Funds and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the Funds.

The Wellington Management Portfolio Managers or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Funds, or make investment decisions that are similar to those made for the Funds, both of which have the potential to adversely impact the Funds depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, the Wellington Management Portfolio Managers may purchase the same security for the Funds and one or more other accounts at or about the same time. In those instances, the other accounts will have access to their respective holdings prior to the public disclosure of the Funds’ holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Funds. The Portfolio Managers also manage accounts, which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Wellington Management Portfolio Managers are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by the Wellington Management Portfolio Managers. Finally, the Wellington Management Portfolio Managers may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines and compliance with the firm’s code of ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

DISTRIBUTION

The Trust and SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments and an affiliate of the Administrator, are parties to a distribution agreement (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust’s shares. The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of the Trust and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Board or by a majority of the outstanding voting securities of the Trust, or by the Distributor, upon not less than 60 days’ written notice to the other party.

PAYMENTS TO FINANCIAL INTERMEDIARIES

Shareholder Servicing Plan. The Funds have adopted a shareholder servicing plan under which a shareholder servicing fee of up to 0.15% of the average daily net assets of the Funds’ Investor Shares will be paid to financial intermediaries. Under the plan, financial intermediaries may perform, or may compensate other financial intermediaries for performing, certain shareholder and/or administrative services or similar non-distribution services, including: (i) maintaining shareholder accounts; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by the financial intermediaries; (iv) responding to inquiries from shareholders concerning their investment in the Funds; (v) assisting shareholders in changing dividend options, account designations and addresses; (vi) providing information periodically to shareholders showing their position in the Funds; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend and capital gain distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or their service providers; (ix) providing sub-accounting services; (x) processing dividend and capital gain payments from the Funds on behalf of shareholders; (xi) preparing tax reports; and (xii) providing such other similar non-distribution services as the Funds may reasonably request to the extent that the financial intermediary is permitted to do so under applicable laws or regulations.

Payments by the Adviser. The Adviser and/or its affiliates, in their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates, as incentives to help market and promote the Funds and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Funds, the Distributor or shareholders of the Funds through the financial intermediary’s retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary’s retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Funds in a financial intermediary’s retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Funds; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Funds by financial intermediaries’ customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

Investors should understand that some financial intermediaries may also charge their clients fees in connection with purchases of shares or the provision of shareholder services.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and its series, including the Funds described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, Sub-Advisers, Distributor and Administrator. The Trustees are responsible for overseeing the Trust’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the funds. The Funds and their service providers employ a variety of processes, procedures and controls to identify various possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser is responsible for the day-to-day management of each Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.

The Trustees’ role in risk oversight begins before the inception of a Fund, at which time certain of the Fund’s service providers present the Board with information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, the Adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the Adviser and other service providers, such as the Fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser and Sub-Advisers and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the advisory agreement with the Adviser, the Board meets with the Adviser and Sub-Advisers to review such services. Among other things, the Board regularly considers the Adviser’s and Sub-Advisers’ adherence to the Funds’ investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Funds’ investments, including, for example, reports on the Adviser’s or Sub-Advisers’ use of derivatives in managing the Funds, if any, as well as reports on the Funds’ investments in other investment companies, if any.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and fund and adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and Sub-Advisers. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Trust’s Fair Value Pricing Committee makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Funds’ financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Funds’ internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks. The Board recognizes that not all risks that may affect the Funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Funds’ investment management and business affairs are carried out by or through the Adviser and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Funds’ and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are seven members of the Board, five of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“independent Trustees”). Robert Nesher, an interested person of the Trust, serves as Chairman of the Board. Joseph T. Grause, Jr., an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute more than two-thirds of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from fund management.

The Board has two standing committees: the Audit Committee and the Governance Committee. The Audit Committee and the Governance Committee are chaired by an independent Trustee and composed of all of the independent Trustees. In addition, the Board has a lead independent Trustee.

In his role as lead independent Trustee, Mr. Grause, among other things: (i) presides over Board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates communication between the independent Trustees and management, and among the independent Trustees; (v) serves as a key point person for dealings between the independent Trustees and management; and (vi) has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, years of birth, position with the Trust and length of time served, and principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee. There is no stated term of office for the Trustees. Nevertheless, an independent Trustee must retire from the Board as of the end of the calendar year in which such independent Trustee first attains the age of seventy-five years; provided, however, that, an independent Trustee may continue to serve for one or more additional one calendar year terms after attaining the age of seventy-five years (each calendar year a “Waiver Term”) if, and only if, prior to the beginning of such Waiver Term: (1) the Governance Committee (a) meets to review the performance of the independent Trustee; (b) finds that the continued service of such independent Trustee is in the best interests of the Trust; and (c) unanimously approves excepting the independent Trustee from the general retirement policy set out above; and (2) a majority of the Trustees approves excepting the independent Trustee from the general retirement policy set out above. Unless otherwise noted, the business address of each Trustee is Catholic Responsible Investments Funds, One Freedom Valley Drive, Oaks, Pennsylvania 19456. Each Trustee oversees 13 Funds in the “Fund Complex.”

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past 5 Years	Other Directorships Held in the Past 5 Years
Interested Trustees
Robert Nesher (Born: 1946)	Chairman of the Board of Trustees[1] (since 2021)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President, Chief Executive Officer and Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. President and Director of SEI Structured Credit Fund, LP. Vice Chairman of O’Connor EQUUS (closed-end investment company) to 2016. President, Chief Executive Officer and Trustee of SEI Liquid Asset Trust to 2016. Vice Chairman of Winton Series Trust to 2017. Vice Chairman of Winton Diversified Opportunities Fund (closed-end investment company), The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Trustee of SEI Liquid Asset Trust to 2016. Trustee of The KP Funds to 2020.

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past 5 Years	Other Directorships Held in the Past 5 Years
N. Jeffrey Klauder (Born: 1952)	Trustee[1] (since 2021)	Senior Advisor of SEI Investments since 2018. Executive Vice President and General Counsel of SEI Investments, 2004 to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds. Director of SEI Private Trust Company, SEI Global Fund Services Ltd., SEI Investments Global Limited, SEI Global Master Fund, SEI Global Investments Fund, SEI Global Assets Fund and SEI Investments - Guernsey Limited.

Former Directorships: Trustee of SEI Investments Management Corporation, SEI Trust Company, SEI Investments (South Africa), Limited and SEI Investments (Canada) Company to 2018. Trustee of The KP Funds to 2020.

Independent Trustees
Joseph T. Grause, Jr. (Born: 1952)	Trustee and Lead Independent Trustee (since 2021)	Self-Employed Consultant since 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., 2010 to 2011. Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., 2007 to 2010. Country Manager – Morningstar UK Limited, Morningstar, Inc., 2005 to 2007.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds and Frost Family of Funds. Director of RQSI GAA Systematic Global Macro Fund Ltd.

Former Directorships: Director of The Korea Fund, Inc. to 2019. Trustee of The KP Funds to 2020.

Mitchell A. Johnson (Born: 1942)	Trustee (since 2021)	Retired. Private Investor since 1994.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997 and RQSI GAA Systematic Global Macro Fund Ltd.

Former Directorships: Trustee of SEI Liquid Asset Trust to 2016. Trustee of The KP Funds to 2020.

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past 5 Years	Other Directorships Held in the Past 5 Years
Betty L. Krikorian (Born: 1943)	Trustee (since 2021)	Vice President, Compliance, AARP Financial Inc., from 2008 to 2010. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds. Director of RQSI GAA Systematic Global Macro Fund Ltd.

Former Directorships: Trustee of The KP Funds to 2020.

Robert Mulhall (Born: 1958)	Trustee (since 2021)	Partner, Ernst & Young LLP, from 1998 to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds and Frost Family of Funds. Director of RQSI GAA Systematic Global Macro Fund Ltd.

Former Directorships: Trustee of Villanova University Alumni Board of Directors to 2018. Trustee of The KP Funds to 2020.

Bruce Speca (Born: 1956)	Trustee (since 2021)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), 2010 to 2011. Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), 2003 to 2010.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds and Frost Family of Funds. Director of Stone Harbor Investments Funds (8 Portfolios), Stone Harbor Emerging Markets Income Fund (closed-end fund) and Stone Harbor Emerging Markets Total Income Fund (closed-end fund). Director of RQSI GAA Systematic Global Macro Fund Ltd.

Former Directorships: Trustee of The KP Funds to 2020.

[1]	Denotes Trustees who are deemed to be “interested” persons of the Funds as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

Individual Trustee Qualifications

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Nesher should serve as Trustee because of the experience he has gained in his various roles with SEI Investments, which he joined in 1974, and his knowledge of and experience in the financial services industry.

The Trust has concluded that Mr. Klauder should serve as Trustee because of the experience he has gained in his various roles with SEI Investments, which he joined in 2004, his knowledge of and experience in the financial services industry, and the experience he gained serving as a partner of a large law firm.

The Trust has concluded that Mr. Grause should serve as Trustee because of the knowledge and experience he gained in a variety of leadership roles with different financial institutions, his knowledge of the mutual fund and investment management industries and his past experience as an interested trustee and chair of the investment committee for a multi-managed investment company.

The Trust has concluded that Mr. Johnson should serve as Trustee because of the experience he gained as a senior vice president, corporate finance, of a Fortune 500 company, his experience in and knowledge of the financial services and banking industries and the experience he gained serving as a director of other mutual funds.

The Trust has concluded that Ms. Krikorian should serve as Trustee because of the experience she gained serving as a legal and financial services consultant, in-house counsel to a large custodian bank and Vice President of Compliance of an investment adviser, her background in fiduciary and banking law and her experience in and knowledge of the financial services industry.

The Trust has concluded that Mr. Mulhall should serve as Trustee because of the knowledge and experience he gained in a variety of leadership roles with an audit firm and various financial services firms, his experience in and knowledge of the financial services industry, and his experience serving in a variety of leadership capacities for non-profit organizations.

The Trust has concluded that Mr. Speca should serve as Trustee because of the knowledge and experience he gained serving as president of a mutual fund company and portfolio manager for a $95 billion complex of asset allocation funds and his over 25 years of experience working in a management capacity with mutual fund boards.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds.

Board Committees. The Board has established the following standing committees:

•	Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Trustees. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as each Fund’s independent registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; (iii) pre-approving audit and non-audit services provided by each Fund’s independent registered public accounting firm to the Trust and certain other affiliated entities; (iv) serving as a channel of communication between the independent registered public accounting firm and the Trustees; (v) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; (vi) reviewing each Fund’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ reports on the adequacy of the Trust’s internal financial controls; (viii) reviewing, in consultation with each fund’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each Fund’s financial statements; and (ix) other audit related matters. Messrs. Grause, Johnson, Mulhall and Speca and Ms. Krikorian currently serve as members of the Audit Committee. Mr. Mulhall serves as the Chairman of the Audit Committee. The Audit Committee meets periodically, as necessary.

•	Governance Committee. The Board has a standing Governance Committee that is composed of each of the independent Trustees. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: (i) considering and reviewing Board governance and compensation issues; (ii) conducting a self-assessment of the Board’s operations; (iii) selecting and nominating all persons to serve as independent Trustees; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust’s office. Ms. Krikorian and Messrs. Grause, Johnson, Mulhall and Speca currently serve as members of the Governance Committee. Mr. Speca serves as the Chairman of the Governance Committee. The Governance Committee meets periodically, as necessary.

Fair Value Pricing Committee. The Board has also established a standing Fair Value Pricing Committee that is composed of various representatives of the Trust’s service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee’s determinations are reviewed by the Board.

Fund Shares Owned by Board Members. The Trust is required to show the dollar amount range of each Trustee’s “beneficial ownership” of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”). Because the Funds are new, as of the date of this SAI, the Trustees did not beneficially own shares of the Funds. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Board Compensation. The following table sets forth information regarding the anticipated total compensation payable by the Trust during its fiscal year ending October 31, 2022 to the persons who serve as Trustees of the Trust.

Name	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex[1]
Interested Trustees
Nesher	$0	N/A	N/A	$0 for service on one (1) board
Klauder	$0	N/A	N/A	$0 for service on one (1) board
Independent Trustees
Grause	$29,200	N/A	N/A	$29,200 for service on one (1) board
Johnson	$29,200	N/A	N/A	$29,200 for service on one (1) board
Krikorian	$29,200	N/A	N/A	$29,200 for service on one (1) board
Mulhall	$29,200	N/A	N/A	$29,200 for service on one (1) board
Speca	$29,200	N/A	N/A	$29,200 for service on one (1) board

[1]	The Trust is the only investment company in the Fund Complex.

Trust Officers. Set forth below are the names, years of birth, position with the Trust and length of time served, and principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. There is no stated term of office for the officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments or its affiliates act as investment manager, administrator or distributor.

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in Past 5 Years
Michael Beattie (Born: 1965)	President (since 2021)	Director of Client Service, SEI Investments, since 2004.
James Bernstein (Born: 1962)	Vice President and Assistant Secretary (since 2021)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

John Bourgeois (Born: 1973)	Assistant Treasurer (since 2021)	Fund Accounting Manager, SEI Investments, since 2000.
Russell Emery (Born: 1962)	Chief Compliance Officer (since 2021)	Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds, Catholic Responsible Investments Funds, The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Chief Compliance Officer of The KP Funds to 2020. Chief Compliance Officer of Schroder Global Series Trust to 2021.
Eric C. Griffith (Born: 1969)	Vice President and Assistant Secretary (since 2021)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.
Matthew M. Maher (Born: 1975)	Vice President and Secretary (since 2021)	Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.
Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.
Robert Morrow (Born: 1968)	Vice President (since 2021)	Account Manager, SEI Investments, since 2007.
Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary (since 2021)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.
Bridget E. Sudall (Born: 1980)	Anti-Money Laundering Compliance Officer and Privacy Officer (since 2021)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange (the “NYSE”) is open for business. Shares of the Funds are offered and redeemed on a continuous basis. Currently, the NYSE is closed for business when the following holidays are observed: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust’s policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for more than seven days during times when the NYSE is closed, other than during customary weekends or holidays, for any period on which trading on the NYSE is restricted (as determined by the SEC by rule or regulation), or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Funds’ securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

General Policy. The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value in accordance with procedures adopted by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

Equity Securities. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if such exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Funds’ pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

Money Market Securities and other Debt Securities. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of each Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

Foreign Securities. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

Derivatives and Other Complex Securities. Exchange traded options on securities and indices purchased by the Funds generally are valued at their last trade price or, if there is no last trade price, the last bid price. Exchange traded options on securities and indices written by the Funds generally are valued at their last trade price or, if there is no last trade price, the last asked price. In the case of options traded in the over-the-counter market, if the OTC option is also an exchange traded option, the Funds will follow the rules regarding the valuation of exchange traded options. If the OTC option is not also an exchange traded option, the Funds will value the option at fair value in accordance with procedures adopted by the Board.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. On days when there is excessive volume or market volatility, or the future or centrally cleared swap does not end trading by the time the Funds calculate net asset value, the settlement price may not be available at the time at which each Fund calculates its net asset value. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

If available, non-centrally cleared swaps, collateralized debt obligations, collateralized loan obligations and bank loans are priced based on valuations provided by an independent third party pricing agent. If a price is not available from an independent third party pricing agent, the security will be valued at fair value as determined in good faith using methods approved by the Board.

Use of Third-Party Independent Pricing Agents and Independent Brokers. Pursuant to contracts with the Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

If a security price cannot be obtained from an independent, third-party pricing agent, the Administrator shall seek to obtain a bid price from at least one independent broker.

Fair Value Procedures. Securities for which market prices are not “readily available” or which cannot be valued using the methodologies described above are valued in accordance with Fair Value Procedures established by the Board and implemented through the Fair Value Pricing Committee. The members of the Fair Value Pricing Committee report, as necessary, to the Board regarding portfolio valuation determinations. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

Some of the more common reasons that may necessitate a security being valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; trading of the security is subject to local government-imposed restrictions; or a significant event with respect to a security has occurred after the close of the market or exchange on which the security principally trades and before the time the Funds calculate net asset value. When a security is valued in accordance with the Fair Value Procedures, the Fair Value Pricing Committee will determine the value after taking into consideration relevant information reasonably available to the Fair Value Pricing Committee.

Fair Valuation of Foreign Securities Based on U.S. Market Movements. A third party fair valuation vendor provides a fair value for foreign securities held by the Catholic Responsible Investments International Equity Fund and Catholic Responsible Investments International Small-Cap Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each foreign security) applied by the fair valuation vendor in the event that there are movements in the U.S. market that exceed a specific threshold that has been established by the Fair Value Pricing Committee. The Fair Value Pricing Committee has also established a “confidence interval” that is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market that is required for a particular security to be fair valued when the threshold is exceeded. In the event that the threshold established by the Fair Value Pricing Committee is exceeded on a specific day, the Funds value the foreign securities in their portfolios that exceed the applicable “confidence interval” based upon the fair values provided by the fair valuation vendor. In such event, it is not necessary to hold a Fair Value Pricing Committee meeting. In the event that the Adviser believes that the fair values provided by the fair valuation vendor are not reliable, the Adviser can contact the Administrator and request that a meeting of the Fair Value Pricing Committee be held.

TAXES

The following is only a summary of certain additional U.S. federal income tax considerations generally affecting the Funds and their shareholders that is intended to supplement the discussion contained in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

This general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as a Regulated Investment Company. Each Fund intends to elect and intends to qualify to be treated as a RIC. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. A Fund that qualifies as a RIC will generally not be subject to federal income taxes on the net investment income and net realized capital gains that the Fund timely distributes to its shareholders. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

In order to qualify as a RIC under the Code, each Fund must distribute annually to its shareholders at least 90% of its net investment income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any (the “Distribution Requirement”) and also must meet certain additional requirements. Among these requirements are the following: (i) at least 90% of each Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership (the “Qualifying Income Test”); and (ii) at the close of each quarter of each Fund’s taxable year: (A) at least 50% of the value of each Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of each Fund’s total assets and that does not represent more than 10% of the outstanding voting securities of such issuer including the equity securities of a qualified publicly traded partnership, and (B) not more than 25% of the value of each Fund’s total assets is invested, including through corporations in which each Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that each Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

Although the Funds intend to distribute substantially all of their net investment income and may distribute their capital gains for any taxable year, the Funds will be subject to federal income taxation to the extent any such income or gains are not distributed. Each Fund is treated as a separate corporation for federal income tax purposes. A Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. Losses in one Fund do not offset gains in another and the requirements (other than certain organization requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If a Fund fails to satisfy the Qualifying Income or Asset Tests in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If a Fund fails to maintain qualification as a RIC for a tax year, and the relief provisions are not available, such Fund will be subject to federal income tax at the regular corporate rate (currently 21%) without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

The treatment of capital loss carryovers for the Funds is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over indefinitely. If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. The carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.

Federal Excise Tax. Notwithstanding the Distribution Requirement described above, which generally requires a Fund to distribute at least 90% of its annual investment company taxable income and the excess of its exempt interest income (but does not require any minimum distribution of net capital gain), a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of the calendar year at least 98% of its ordinary income and 98.2% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of such year (including any retained amount from the prior calendar year on which a Fund paid no federal income tax). The Funds intend to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. The Funds may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the advisers might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Funds to satisfy the requirement for qualification as RICs.

Distributions to Shareholders. The Funds receive income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. Any distributions by a Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by the Funds are currently eligible for the reduced maximum tax rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that the Funds receive qualified dividend income on the securities they hold and the Funds report the distributions as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become “ex-dividend” (which is the day on which declared distributions (dividends or capital gains) are deducted from each Fund’s assets before it calculates the NAV) with respect to such dividend, (ii) each Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder, (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Therefore, if you lend your shares in a Fund, such as pursuant to a securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income. Distributions that the Funds receive from an ETF, an underlying fund taxable as a RIC, or from a REIT will be treated as qualified dividend income only to the extent so reported by such ETF, underlying fund or REIT. Certain of the Funds' investment strategies may limit their ability to make distributions eligible to be treated as qualified dividend income.

Distributions by the Funds of their net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of a Fund’s net capital gains will be taxable as long-term capital gains for individual shareholders currently set at a maximum rate of 20%, regardless of how long the shareholder has owned the shares. Distributions from capital gains are generally made after applying any available capital loss carryforwards.

In the case of corporate shareholders, Fund distributions (other than capital gain distributions) generally qualify for the dividends received deduction to the extent such distributions are so reported and do not exceed the gross amount of qualifying dividends received by such Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. Certain Funds’ investment strategies may limit their ability to make distributions eligible for the dividends received deduction for corporate shareholders.

Under recently issued final Treasury Regulations, a RIC that receives business interest income may pass through its net business interest income for purposes of the tax rules applicable to the interest expense limitations under Section 163(j) of the Code. A RIC’s total “Section 163(j) Interest Dividend” for a tax year is limited to the excess of the RIC’s business interest income over the sum of its business interest expense and its other deductions properly allocable to its business interest income. A RIC may, in its discretion, designate all or a portion of ordinary dividends as Section 163(j) Interest Dividends, which would allow the recipient shareholder to treat the designated portion of such dividends as interest income for purposes of determining such shareholder’s interest expense deduction limitation under Section 163(j). This can potentially increase the amount of a shareholder’s interest expense deductible under Section 163(j). In general, to be eligible to treat a Section 163(j) Interest Dividend as interest income, you must have held your shares in a Fund for more than 180 days during the 361-day period beginning on the date that is 180 days before the date on which the share becomes ex-dividend with respect to such dividend. Section 163(j) Interest Dividends, if so designated by a Fund, will be reported to your financial intermediary or otherwise in accordance with the requirements specified by the Internal Revenue Service (“IRS”).

To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

When a dividend or distribution is received shortly after the purchase of shares, it reduces the NAV of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the NAV of shares were reduced below the shareholder’s cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions.

The Funds (or their administrative agents) will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Funds may report and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Funds.

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

Sales, Exchanges, or Redemptions. Any gain or loss recognized on a sale, exchange, or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a long-term capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% tax on their “net investment income,” including interest, dividends, and capital gains (including any capital gains realized on the sale or exchange of shares of a Fund).

The Funds (or their administrative agents) must report to the IRS and furnish to Fund shareholders the cost basis information for Fund shares. In addition to reporting the gross proceeds from the sale of Fund shares, each Fund (or its administrative agent) is also required to report the cost basis information for such shares and indicate whether these shares have a short-term or long-term holding period. For each sale of its shares, each Fund will permit its shareholders to elect from among several IRS-accepted cost basis methods. In the absence of an election, each Fund will use a default cost basis method. The cost basis method elected by shareholders (or the cost basis method applied by default) for each sale of a Fund’s shares may not be changed after the settlement date of each such sale of a Fund’s shares. Shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about cost basis reporting. Shareholders also should carefully review any cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

Tax Treatment of Complex Securities. The Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. To the extent a Fund invests in an Underlying Fund that is taxable as a RIC, the following discussion regarding the tax treatment of complex securities will also apply to the Underlying Funds that also invest in such complex securities. These rules could affect the Funds’ ability to qualify as RICs, affect whether gains and losses recognized by the Funds are treated as ordinary income or capital gain, accelerate the recognition of income to the Funds and/or defer the Funds’ ability to recognize losses, and, in limited cases, subject the Funds to U.S. federal income tax on income from certain of their foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Funds and may require the Funds to sell securities to mitigate the effect of these rules and prevent disqualification of the Funds as RICs at a time when the advisers might not otherwise have chosen to do so.

Certain derivative investment by the Funds, such as exchange-traded products and over-the-counter derivatives may not produce qualifying income for purposes of the “Qualifying Income Test” described above, which must be met in order for a Fund to maintain its status as a RIC under the Code. In addition, the determination of the value and the identity of the issuer of such derivative investments are often unclear for purposes of the “Asset Test” described above. The Funds intend to carefully monitor such investments to ensure that any non-qualifying income does not exceed permissible limits and to ensure that they are adequately diversified under the Asset Test. The Funds, however, may not be able to accurately predict the non-qualifying income from these investments and there are no assurances that the IRS will agree with the Funds’ determination of the “Asset Test” with respect to such derivatives.

Each Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts that are subject to section 1256 of the Code ("Section 1256 Contracts") as of the end of the year as well as those actually realized during the year. Gain or loss from Section 1256 Contracts will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on Section 1256 Contracts to the extent of any unrecognized gains on offsetting positions held by the Fund. These provisions may also require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement and for avoiding the excise tax discussed above. Accordingly, in order to avoid certain income and excise taxes, a Fund may be required to liquidate its investments at a time when the advisers might not otherwise have chosen to do so.

Offsetting positions held by a Fund involving certain derivative instruments, such as options, forward contracts, and futures, as well as its long and short positions in portfolio securities may constitute a “straddle” for federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 Contracts may constitute a “mixed straddle.” In general, straddles are subject to certain rules that may affect the amount, character and timing of a Fund’s gains and losses with respect to straddle positions by requiring, among other things, that: (1) any loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund’s holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions that are part of a mixed straddle and that are non-Section 1256 Contracts be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Funds, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.

In general, the straddle rules described above do not apply to any straddles held by a Fund if all of the offsetting positions consist of Section 1256 Contracts. The straddle rules described above also do not apply if all the offsetting positions making up a straddle consist of one or more “qualified covered call options” and the stock to be purchased under the options and the straddle is not part of a larger straddle. A qualified covered call option is generally any option granted by a Fund to purchase stock it holds (or stock it acquires in connection with granting the option) if, among other things, (1) the option is traded on a national securities exchange that is registered with the SEC or other market the IRS determined has rules adequate to carry out the purposes of the applicable Code provision, (2) the option is granted more than 30 days before it expires, (3) the option is not a “deep-in-the-money option,” (4) such option is not granted by an options dealer in connection with his activity of dealing in options, and (5) gain or loss with respect to the option is not ordinary income or loss.

To the extent a Fund writes options that are not Section 1256 Contracts, the amount of the premium received by the Fund for writing such options will generally be entirely short-term capital gain to the Fund. In addition, if such an option is closed by a Fund, any gain or loss realized by the Fund as a result of closing the transaction will also generally be short-term capital gain or loss. If such an option is exercised any gain or loss realized by a Fund upon the sale of the underlying security pursuant to such exercise will generally be short-term or long-term capital gain or loss to the Fund depending on the Fund’s holding period for the underlying security.

If a Fund enters into a “constructive sale” of any appreciated financial position in its portfolio, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including, but not limited to: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the position beginning with the date the constructive sale was deemed to have occurred and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of a Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

With respect to investments in STRIPS, TRs, LYONs, TIGRs, CATS and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund intends to distribute all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the advisers would not have chosen to sell such securities and which may result in taxable gain or loss.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by a Fund to include the market discount in income as it accrues, gain on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

A Fund may invest in inflation-linked debt securities. Any increase in the principal amount of an inflation-linked debt security will be original interest discount, which is taxable as ordinary income and is required to be distributed, even though the Fund will not receive the principal, including any increase thereto, until maturity. As noted above, if a Fund invests in such securities it may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate any possible taxation at the Fund level.

A Fund may invest in, or hold, debt obligations that are in the lowest rating categories or that are unrated, including debt obligations of issuers not currently paying interest or that are in default. Investments in debt obligations that are at risk of or are in default present special tax issues for a Fund. Federal income tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and interest and whether certain exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by a Fund, in the event it invests in or holds such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

In general, for purposes of the Qualifying Income Test described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by a Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (“QPTP”) (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources specified in Code section 7704(d), and (iii) that generally derives less than 90% of its income from the same sources as described in the Qualifying Income Test) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a QPTP.

Certain Funds intend to invest in certain MLPs which may be treated as QPTPs. Income from QPTPs is qualifying income for purposes of the Qualifying Income Test, but a Fund’s investment in one or more of such QPTPs is limited under the Asset Test to no more than 25% of the value of the Fund’s assets. The Funds will monitor their investments in such QPTPs in order to ensure compliance with the Qualifying Income and Asset Tests.

Investments in QPTPs may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in QPTPs may at other times result in the Fund’s receipt of nontaxable cash distributions from a QPTP and if the Fund then distributes these nontaxable distributions to Fund shareholders, it could constitute a return of capital to Fund shareholders for federal income tax purposes. Any cash distributions received by a Fund from a QPTP in excess of the Fund’s tax basis therein generally will be considered to be gain from the sale or exchange of the Fund’s QPTP shares. A Fund’s tax basis in its investments in a QPTP generally is equal to the amount the Fund paid for its interests in the QPTP (i) increased by the Fund’s allocable share of the QPTP’s net income and certain QPTP debt, if any, and (ii) decreased by the Fund’s allocable share of the QPTP’s net losses and distributions received by the Fund from the QPTP.

MLPs and other partnerships that the Funds may invest in will deliver Schedules K-1 to the Funds to report their share of income, gains, losses, deductions and credits of the MLP or other partnership. These Schedules K-1 may be delayed and may not be received until after the time that a Fund issues its tax reporting statements. As a result, a Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues you your tax reporting statement. When such reclassification is necessary, the Fund (or its administrative agent) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

“Qualified publicly traded partnership income” within the meaning of section 199A(e)(5) of the Code is eligible for a 20% deduction by non-corporate taxpayers. “Qualified publicly traded partnership income” is generally income of a “publicly traded partnership” that is not treated as a corporation for U.S. federal income tax purposes that is effectively connected with such entity’s trade or business, but does not include certain investment income. A “publicly traded partnership” for purposes of this deduction is not necessarily the same as a QPTP, as defined above. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). RICs, such as the Funds, are not permitted to pass the special character of this income through to their shareholders. Currently, direct investors in entities that generate “qualified publicly traded partnership income” will enjoy the lower rate, but investors in RICs that invest in such entities will not. It is uncertain whether future technical corrections or administrative guidance will address this issue to enable the Funds to pass through the special character of “qualified publicly traded partnership income” to shareholders.

A Fund may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in a Fund’s receipt of cash in excess of the REIT’s earnings; if a Fund distributes these amounts, these distributions could constitute a return of capital to such Fund’s shareholders for federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income or qualify for the dividends received deduction. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to federal income tax at the regular corporate rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT’s current and accumulated earnings and profits.

REITs in which a Fund invests often do not provide complete and final tax information to the Fund until after the time that the Fund issues a tax reporting statement. As a result, a Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, a Fund (or its administrative agent) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

“Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by a Fund to its shareholders that are attributable to qualified REIT dividends received by the Fund and which the Fund properly reports as “section 199A dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

If a Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFICs,” the Fund will generally be subject to one of the following special tax regimes: (i) the Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualified electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, whether or not any distributions are made to the Fund, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. Such Fund intends to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules. Amounts included in income each year by a Fund arising from a QEF election, will be “qualifying income” under the Qualifying Income Test (as described above) even if not distributed to the Fund, if the Fund derives such income from its business of investing in stock, securities or currencies.

Certain Foreign Currency Tax Issues. A Fund’s transactions in foreign currencies and forward foreign currency contracts will generally be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirements and for avoiding the excise tax described above. The Funds intend to monitor their transactions, intend to make the appropriate tax elections, and intend to make the appropriate entries in their books and records when they acquire any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of a Fund as a RIC and minimize the imposition of income and excise taxes. Accordingly, a Fund may be required to liquidate its investments at a time when the Adviser might not otherwise have chosen to do so.

The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from the Qualifying Income Test described above if such gains are not directly related to a Fund’s business of investing in stock or securities (or options and futures with respect to stock or securities). Accordingly, regulations may be issued in the future that could treat some or all of a Fund’s non-U.S. currency gains as non-qualifying income, thereby potentially jeopardizing the Fund’s status as a RIC for all years to which the regulations are applicable.

Foreign Taxes. Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund’s stock or securities. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to, and intends to file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, such Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders’ federal income tax. If a Fund makes the election, such Fund (or its administrative agent) will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. If a Fund does not hold sufficient foreign securities to meet the above threshold, then shareholders will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by such Fund.

A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, which may result in a shareholder not receiving a full credit or deduction (if any) for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if a Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by a Fund.

Foreign tax credits, if any, received by a Fund (including a Magnus Fund) as a result of an investment in another RIC (including an Underlying Fund or an ETF which is taxable as a RIC) will not be passed through to you unless the Fund qualifies as a “qualified fund-of-funds” under the Code. If a Fund is a “qualified fund-of-funds” it will be eligible to file an election with the IRS that will enable the Fund to pass along these foreign tax credits to its shareholders. A Fund will be treated as a “qualified fund-of-funds” under the Code if at least 50% of the value of the Fund’s total assets (at the close of each quarter of the Fund’s taxable year) is represented by interests in other RICs.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, the Funds generally serve to block UBTI from being realized by their tax-exempt shareholders. However, notwithstanding the foregoing, the tax-exempt shareholder could realize UBTI by virtue of an investment in a Fund where, for example: (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (ii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues.

A Fund’s shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Fund until a shareholder begins receiving payments from their retirement account. Because each shareholder’s tax situation is different, shareholders should consult their tax advisor about the tax implications of an investment in the Funds.

Backup Withholding. A Fund will be required in certain cases to backup withhold, currently at a rate of 24% and remit to the U.S. Treasury the amount withheld on amounts payable to any shareholder who: (i) has provided the Fund either an incorrect tax identification number or no number at all; (ii) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends; (iii) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (iv) has failed to certify to the Fund that the shareholder is a U.S. person (including a resident alien).

Non-U.S. Investors. Any non-U.S. investors in the Funds may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Funds. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of shares of a Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from a Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described above. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), a Fund is required to withhold 30% of certain ordinary dividends it pays to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. person that timely provides the certifications required by a Fund or its agent on a valid IRS Form W-9 or applicable series of IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to a Fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

A non-U.S. entity that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors in a Fund should consult their tax advisors in this regard.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as a Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

State Taxes. Depending upon state and local law, distributions by a Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. It is expected that a Fund will not be liable for any corporate excise, income or franchise tax in Delaware if it qualifies as a RIC for federal income tax purposes.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Ginnie Mae or Fannie Mae securities, banker’s acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in a Fund.

PORTFOLIO TRANSACTIONS

Brokerage Transactions. Generally, equity securities, both listed and OTC, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When the Funds execute transactions in the OTC market, they will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser or a Sub-Adviser may place a combined order for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, the Adviser or a Sub-Adviser, as applicable, may execute a combined order when it believes that the advantages of combining orders outweigh the disadvantages over time.

Brokerage Selection. The Trust does not expect to use one particular broker or dealer. To the extent consistent with applicable law, when one or more brokers is believed capable of providing the best combination of price and execution, the Funds’ advisers may select a broker based upon brokerage or research services provided to the advisers. The advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act (“Section 28(e)”) permits the advisers, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include: (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). In the case of research services, the advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Funds. In addition to agency transactions, the advisers may receive brokerage and research services in connection with certain riskless principal transactions, as defined by Financial Industry Regulatory Authority (“FINRA”) rules and in accordance with applicable SEC guidance.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information that assists in the valuation and pricing of investments. Examples of research-oriented services for which the advisers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser or Sub-Advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used by the Adviser or Sub-Adviser in connection with the Funds or any specific client account that paid commissions to the broker providing such services. Information so received by the Adviser or Sub-Advisers will be in addition to and not in lieu of the services required to be performed by a Fund’s Adviser or Sub-Advisers under the Investment Advisory Agreements. Any advisory or other fees paid to the Adviser or Sub-Advisers are not reduced as a result of the receipt of research services.

In some cases the Adviser or Sub-Advisers may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Adviser or Sub-Advisers make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser or Sub-Advisers will use their own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser or Sub-Advisers face a potential conflict of interest, but each believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser or Sub-Advisers with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

The research services received from a broker-dealer may be complicated by MiFID II, which places restrictions on the receipt of research services by EU authorized investment firms and certain affiliated US asset managers. MiFID II may limit the ability of certain advisers to pay for research using soft dollars in various circumstances.

Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Funds, the Adviser or the Sub-Advisers for a commission in conformity with the 1940 Act and rules promulgated by the SEC. The 1940 Act requires that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

Securities of “Regular Broker-Dealers.” The Funds are required to identify any securities of their “regular brokers and dealers” (as such term is defined in the 1940 Act) that the Funds have acquired during their most recent fiscal year. Because the Funds are new, as of the date of this SAI, the Funds did not hold any securities of their “regular brokers and dealers.”

Portfolio Turnover Rates. Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the fiscal year by the monthly average value of portfolio securities owned during the fiscal year. Excluded from both the numerator and denominator are amounts relating to securities whose maturities at the time of acquisition were one year or less. The Funds may at times hold investments in short-term instruments, which are excluded for purposes of computing portfolio turnover.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Board has approved policies and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Funds’ portfolio holdings is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Funds’ shareholders, on the one hand, and those of the Adviser, principal underwriter or any affiliated person of the Funds, Adviser, or principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser’s Chief Compliance Officer to authorize the release of the Funds’ portfolio holdings, as necessary, in conformity with the foregoing principles. The Adviser’s Chief Compliance Officer, either directly or through reports by the Funds’ Chief Compliance Officer, reports at least quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, each Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each January 31, April 30, July 31, and October 31). Each Fund will disclose a complete schedule of investments, after the second and fourth fiscal quarters, in each Semi-Annual and Annual Report to Fund shareholders filed on Form N-CSR and after the first and third fiscal quarters as an exhibit to their regulatory filings on Form N-PORT. These reports and regulatory filings will be available, free of charge, on the SEC’s website at www.sec.gov. Each Semi-Annual and Annual Report will also be distributed to Fund shareholders.

In addition to information provided to shareholders and the general public, portfolio holdings information may be disclosed as frequently as daily to the Funds’ Adviser, Sub-Advisers, Administrator, Custodian (as defined below), Transfer Agent (as defined below), financial printer, pricing vendors, liquidity analytics vendors, class action reclaim vendors and foreign tax reclaim vendors and other vendors that provide the Adviser or Sub-Advisers with various middle office, back office, client reporting and portfolio analytics services in connection with their services to the Funds. The contractual arrangements between the Funds and their service providers impose obligations on the Funds’ service providers that would prohibit them from disclosing or trading on the Funds’ material non-public information. From time to time, rating and ranking organizations, such as S&P, Lipper and Morningstar, Inc., may request non-public portfolio holdings information in connection with rating a Fund. The Funds will provide material, non-public portfolio holdings information to such entities only pursuant to a contractual confidentiality agreement, or will otherwise provide only non-material, non-public information or public information regarding portfolio holdings to such entities.

Non-public portfolio holdings information may also be disclosed to other Fund service providers, such as the Funds’ Trustees and officers, auditor, counsel and proxy voting agents. While the Funds do not have contractual arrangements with such parties requiring that they keep material non-public portfolio holdings information confidential, the Funds’ Chief Compliance Officer, through authority delegated by the Board, will determine prior to disclosing a Fund’s material non-public holdings information that other conditions of confidentiality adequately safeguard the Fund and its shareholders against improper disclosure of the Fund`s portfolio holdings information by such parties.

The Funds’ policies and procedures provide that the Adviser’s Chief Compliance Officer may authorize disclosure of non-public portfolio holdings information to other third parties, such as pension plan sponsors or consultants, at differing times and/or with different lag times. Prior to making any disclosure to such a third party, the Adviser’s Chief Compliance Officer must determine that such disclosure serves a reasonable business purpose, is in the best interests of the Funds’ shareholders and that to the extent conflicts between the interests of the Funds’ shareholders and those of the Adviser or any affiliated person of the Adviser exist, such conflicts are addressed. Portfolio holdings information may be disclosed no more frequently than monthly to such third parties. The disclosures will not be made sooner than three days after the date of the information. The Funds’ Chief Compliance Officer will regularly review these arrangements and will make periodic reports to the Board regarding disclosure pursuant to such arrangements. The Funds require such third parties receiving non-public holdings information to enter into a written confidentiality agreement with the Adviser. The confidentiality agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that the recipient has a duty not to trade on the non-public information and will use such information solely to analyze and rank the Funds, or to perform due diligence and asset allocation, depending on the recipient of the information.

Each third party that receives non-public portfolio holdings information has a duty not to trade on that confidential information. The Funds’ policies and procedures prohibit any compensation or other consideration from being paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, the Adviser and its affiliates or recipients of the Funds’ portfolio holdings information.

The Adviser and/or a Sub-Adviser may manage other accounts that are not subject to these policies and procedures with investment objectives and strategies that are substantially similar to those of a Fund. Because the portfolio holdings of such accounts may be substantially similar, and in some cases nearly identical, to those of a Fund, an investor in such an account may be able to infer the portfolio holdings of a Fund from the portfolio holdings of the account.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional fund and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Funds’ shares, when issued, are fully paid and non-assessable.

Any series of the Trust may reorganize or merge with one or more other series of the Trust or of another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law and the Declaration of Trust, without the approval of shareholders of any series.

SUMMARY OF CERTAIN PROVISIONS IN THE TRUST’S GOVERNING DOCUMENTS

Shareholder Derivative Actions. The Trust’s Declaration of Trust provides that to the fullest extent permitted by law, shareholders of the Trust or any Funds may not bring a derivative action to enforce the right of the Trust or an affected Fund or share class, as applicable, unless each of the following conditions is met:

(i)	Each complaining shareholder was a shareholder of the Trust or the affected Fund or share class, as applicable, at the time of the action or failure to act complained of, or acquired the shares afterwards by operation of law from a person or entity who was a shareholder at that time;

(ii)	Each complaining shareholder was a shareholder of the Trust or the affected Fund or share class, as applicable, as of the time the demand required by subparagraph (iii) below was made;

(iii)	Prior to the commencement of such derivative action, the complaining shareholders have made a written demand to the Board of Trustees requesting that they cause the Trust or affected Fund or share class, as applicable, to file the action itself. In order to warrant consideration, any such written demand must include at least the following:

(1)	a detailed description of the action or failure to act complained of and the facts upon which each such allegation is made;

(2)	a statement to the effect that the complaining shareholders believe that they will fairly and adequately represent the interests of similarly situated shareholders in enforcing the right of the Trust or the affected Fund or share class, as applicable, and an explanation of why the complaining shareholders believe that to be the case;

(3)	a certification that the requirements of sub-paragraphs (i) and (ii) above have been met, as well as information reasonably designed to allow the Trustees to verify that certification; and

(4)	a certification that each complaining shareholder will be a shareholder of the Trust or the affected Fund or share class, as applicable, as of the commencement of the derivative action; and

(iv)	A copy of the derivative complaint must be served on the Trust, assuming the requirements of sub-paragraphs (i)-(iv) above have already been met and the derivative action has not been barred by a determination by the Board and a majority of those Trustees who are not deemed to be interested persons of the Trust (see below).

In addition, demands for derivative action submitted in accordance with the requirements above will be considered by those Trustees who are not deemed to be interested persons of the Trust. Within 30 calendar days of the receipt of such demand by the Board of Trustees, those Trustees who are not deemed to be interested persons of the Trust will consider the merits of the claim and determine whether maintaining a suit would be in the best interests of the Trust or the affected Fund or share class, as applicable. Trustees that are not deemed to be interested persons of the Trust are deemed independent for all purposes, including for the purpose of approving or dismissing a derivative action.

If the demand for derivative action has not been considered within 30 calendar days of the receipt of such demand by the Board of Trustees, a decision has not been communicated to the complaining shareholder(s) within the time permitted by the next paragraph, and sub-paragraphs (i)-(iv) above have been met, the complaining shareholders shall not be barred by the Trust’s Declaration of Trust or the By-Laws from commencing a derivative action.

If the demand for derivative action has been considered by the Board of Trustees, and a majority of those Trustees who are not deemed to be interested persons of the Trust, after considering the merits of the claim, has determined that maintaining a suit would not be in the best interests of the Trust or the affected Fund or Class, as applicable, the complaining shareholders shall be barred from commencing the derivative action. If upon such consideration the appropriate members of the Board of Trustees determine that such a suit should be maintained, then the appropriate officers of the Trust shall commence initiation of that suit and such suit shall proceed directly rather than derivatively. The Board of Trustees, or the appropriate officers of the Trust, shall inform the complaining shareholders of any decision reached under this paragraph in writing within five business days of such decision having been reached.

The Declaration of Trust further provides that a shareholder of a particular Fund or share class of the Trust shall not be entitled to participate in a derivative action on behalf of any other Fund or share class of the Trust. In addition, under no circumstances shall any derivative action be authorized or permitted unless shareholders owning shares representing at least 10% of the voting power of the Trust or the affected Fund, as applicable, join in bringing of such derivative action; provided, however, that the 10% requirement shall not apply to claims made under federal securities laws.

Exclusive Jurisdiction in Delaware and Waiver of Right to Trial by Jury. Each Trustee, each officer, each shareholder and each person beneficially owning an interest in a share of the Trust (whether through a broker, dealer, bank, trust company or clearing corporation or an agent of any of the foregoing or otherwise), to the fullest extent permitted by law, including Section 3804(e) of the Delaware Statutory Trust Act, (i) irrevocably agrees that any claims, suits, actions or proceedings arising out of or relating in any way to the Trust, the Delaware Statutory Trust Act, the Trust’s Declaration of Trust or the By-Laws or asserting a claim governed by the internal affairs (or similar) doctrine (regardless of whether such claims, suits, actions or proceedings (x) sound in contract, tort, fraud or otherwise, (y) are based on common law, statutory, equitable, legal or other grounds, or (z) are derivative or direct claims)), shall be exclusively brought in the Court of Chancery of the State of Delaware or, if such court does not have subject matter jurisdiction thereof, any other court in the State of Delaware with subject matter jurisdiction; provided, however, that this provision shall not apply to claims made under federal securities laws, (ii) irrevocably submits to the exclusive jurisdiction of such courts in connection with any such claim, suit, action or proceeding; provided, however, that this provision shall not apply to claims made under federal securities laws, (iii) irrevocably agrees not to, and waives any right to, assert in any such claim, suit, action or proceeding that (A) it is not personally subject to the jurisdiction of such courts or any other court to which proceedings in such courts may be appealed, (B) such claim, suit, action or proceeding is brought in an inconvenient forum, or (C) the venue of such claim, suit, action or proceeding is improper, (iv) expressly waives any requirement for the posting of a bond by a party bringing such claim, suit, action or proceeding, (v) consents to process being served in any such claim, suit, action or proceeding by mailing, certified mail, return receipt requested, a copy thereof to such party at the address in effect for notices hereunder, and agrees that such service shall constitute good and sufficient service of process and notice thereof; provided, nothing in clause (v) hereof shall affect or limit any right to serve process in any other manner permitted by law, and (vi) irrevocably waives any and all right to trial by jury in any such claim, suit, action or proceeding. Any person or entity purchasing or otherwise acquiring any shares of a Fund is deemed to have notice of and consented to the provisions of this provision.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

CODES OF ETHICS

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, the Sub-Advisers, the Distributor and the Administrator have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

PROXY VOTING POLICIES

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included as Appendix B to this SAI. Information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 may be obtained (1) without charge, upon request, by calling 866-348-6466 and (2) on the SEC’s website at https://www.sec.gov.

VOTING

Each shareholder of record is entitled to one vote for each share held on the record date for the meeting. Each Fund will vote separately on matters relating solely to it. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of the Board under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate one or more Funds without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

Where the Prospectus or SAI state that an investment limitation or fundamental policy of a Fund may not be changed without shareholder approval, such approval means the vote of: (i) 67% or more of the Fund’s shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Because the Funds are new, as of the date of this SAI, the Funds did not have any principal shareholders or control persons to report.

TRANSFER AGENT

Atlantic Shareholder Services, LLC (the “Transfer Agent”), located at Three Canal Plaza, Ground Floor, Portland, Maine 04101, serves as the Funds’ transfer agent and dividend disbursing agent under a transfer agency agreement with the Trust.

CUSTODIAN

Brown Brothers Harriman & Co. (the “Custodian”), located at 40 Water Street, Boston, Massachusetts 02109, acts as wire agent and custodian for the assets of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP, located at 1835 Market Street, Philadelphia, PA 19103, serves as the Trust’s independent registered public accounting firm.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

SECURITIES LENDING

Brown Brothers Harriman & Co. serves as the Funds’ securities lending agent (“Securities Lending Agent”). The services provided to the Funds by the Securities Lending Agent include (i) entering into loans subject to guidelines or restrictions provided by the Funds; (ii) establishing and maintaining collateral accounts; (iii) monitoring daily the value of the loaned securities and collateral; (iv) seeking additional collateral as necessary from borrowers, and returning collateral to borrowers; (v) receiving and holding collateral from borrowers, and facilitating the investment and reinvestment of cash collateral; (vi) negotiating loan terms; (vii) selecting securities to be loaned subject to guidelines or restrictions provided by the Funds; (viii) recordkeeping and account servicing; (ix) monitoring dividend and proxy activity relating to loaned securities; and (x) arranging for return of loaned securities to the Funds at loan termination.

Because the Funds are new, as of the date of this SAI, the Funds have not engaged in securities lending activities.

FINANCIAL STATEMENTS

The Funds have not yet commenced operations and, therefore, no financial information is available. Once produced, you can obtain a copy of the financial statements contained in the Funds’ semi-annual or annual reports without charge by calling the Funds (toll-free) at 866-348-6466.

The Predecessor Funds’ audited financial statements for the period ended December 31, 2020 and the Predecessor Funds’ unaudited financial statements for the period January 1, 2021 through June 30, 2021 are attached as Appendix C. The attached audited financial statements of the Predecessor Funds have been audited by Grant Thornton LLP, the independent registered public accounting firm for the Predecessor Funds for the period presented. In addition, the Predecessor Funds’ unaudited full schedules of portfolio holdings as of December 31, 2020 and June 30, 2021 are included in Appendix C.

APPENDIX A

DESCRIPTION OF RATINGS

Description of Ratings

The following descriptions of securities ratings have been published by Moody’s Investors Services, Inc. (“Moody’s”), S&P Global Ratings (“S&P”), and Fitch Ratings (“Fitch”), respectively.

Description of Moody’s Global Ratings

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Short-term ratings are assigned for obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Description of Moody’s Global Long-Term Ratings

Aaa Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B Obligations rated B are considered speculative and are subject to high credit risk.

Caa Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Hybrid Indicator (hyb)

The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Description of Moody’s Global Short-Term Ratings

P-1 Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Moody’s U.S. Municipal Short-Term Obligation Ratings

The Municipal Investment Grade (“MIG”) scale is used to rate U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. Under certain circumstances, the MIG scale is used to rate bond anticipation notes with maturities of up to five years.

Moody’s U.S. municipal short-term obligation ratings are as follows:

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody’s Demand Obligation Ratings

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned. The components are a long-term rating and a short-term demand obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term demand obligation rating addresses the ability of the issuer or the liquidity provider to make payments associated with the purchase-price-upon-demand feature (“demand feature”) of the VRDO. The short-term demand obligation rating uses the Variable Municipal Investment Grade (“VMIG”) scale. VMIG ratings with liquidity support use as an input the short-term counterparty risk assessment of the support provider, or the long-term rating of the underlying obligor in the absence of third party liquidity support. Transitions of VMIG ratings of demand obligations with conditional liquidity support differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade. The VMIG short-term demand obligation rating is typically assigned if the frequency of the demand feature is less than every three years. If the frequency of the demand feature is less than three years but the purchase price is payable only with remarketing proceeds, the short-term demand obligation rating is “NR”.

Moody’s demand obligation ratings are as follows:

VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections necessary to ensure the timely payment of purchase price upon demand.

Description of S&P’s Issue Credit Ratings

An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term issue credit ratings are generally assigned to those obligations considered short-term in the relevant market, typically with an original maturity of no more than 365 days. Short-term issue credit ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. S&P would typically assign a long-term issue credit rating to an obligation with an original maturity of greater than 365 days. However, the ratings S&P assigns to certain instruments may diverge from these guidelines based on market practices. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:

• The likelihood of payment—the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;

• The nature and provisions of the financial obligation, and the promise S&P imputes; and

• The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

NR indicates that a rating has not been assigned or is no longer assigned.

Description of S&P’s Long-Term Issue Credit Ratings*

AAA An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB; B; CCC; CC; and C Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

*Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Description of S&P’s Short-Term Issue Credit Ratings

A-1 A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2 A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3 A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

Description of S&P’s Municipal Short-Term Note Ratings

An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:

• Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

• Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P’s municipal short-term note ratings are as follows:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

D ‘D’ is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Description of Fitch’s Credit Ratings

Fitch’s credit ratings relating to issuers are an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings relating to securities and obligations of an issuer can include a recovery expectation. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.

The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms investment grade and speculative grade are market conventions and do not imply any recommendation or endorsement of a specific security for investment purposes. Investment grade categories indicate relatively low to moderate credit risk, while ratings in the speculative categories either signal a higher level of credit risk or that a default has already occurred.

For the convenience of investors, Fitch may also include issues relating to a rated issuer that are not and have not been rated on its web page. Such issues are also denoted as ‘NR’.

Fitch’s credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment.

Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument’s documentation. In limited cases, Fitch may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation’s documentation).

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ ratings and ratings below the ‘CCC’ category. For the short-term rating category of ‘F1’, a ‘+’ may be appended.

Description of Fitch’s Long-Term Corporate Finance Obligations Ratings

AAA Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C Exceptionally high levels of credit risk. ‘C’ ratings indicate exceptionally high levels of credit risk.

Ratings in the categories of ‘CCC’, ‘CC’ and ‘C’ can also relate to obligations or issuers that are in default. In this case, the rating does not opine on default risk but reflects the recovery expectation only.

Defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings, but are instead rated in the ‘CCC’ to ‘C’ rating categories, depending on their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Description of Fitch’s Short-Term Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. A long-term rating can also be used to rate an issue with short maturity. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

Fitch’s short-term ratings are as follows:

F1 Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C High short-term default risk. Default is a real possibility.

RD Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Appendix B—Proxy Voting Policies and Procedures

The following information is a summary of the proxy voting guidelines for the Adviser.

B-1

CBIS®

Christian Brothers Investment Services

Proxy Voting Guidelines

Revised
August 2015

CBIS Proxy Voting Guidelines

Revised August 2015

Table of Contents

1. Introduction	1
2. Auditors & Financial Analysis	4
3. Board of Directors	6
3.1. Independent Membership	6
3.2. Approval of Nominees	7
3.2.1. Full Board	7
3.2.2. Individual Directors	8
3.3. Chairperson	9
3.4. Classification	9
3.5. Board Committees	9
3.6. Cumulative Voting and Shareholder Democracy	11
3.7. Indemnification and Liability Protection	12
3.8. Stock Ownership	12
3.9. Proxy Contests	13
4. Contributions	15
4.1. Political	15
4.2. Charitable	16
5. Employment & Compensation	17
5.1 General Principles	17

Table of Contents	i

5.1.1. Workforce	18
5.1.2. Executive Compensation	19
5.1.2.1. General Principles	19
5.1.2.2. Pay Proposals	20
5.1.2.3. Stock Option Plans	22
5.1.2.3.1. General Principles	22
5.1.2.3.2. Option Proposals	24
6. Environment	27
6.1. General Principles	27
6.2. Climate Change	28
6.3. Genetically Modified Organisms	29
6.4. Environmental Justice	30
6.5. Reporting and Codes of Conduct	30
6.6. Miscellaneous Environmental Initiatives	31
7. Equality & Diversity	33
7.1. General Principles	33
7.2. Board of Directors	34
7.3. Workforce (Domestic and Global)	35
7.4. Communities (Local, International, Indigenous)	36
8. Global Finance	37
8.1. General Principles	37
8.2. Proposals	38
9. Health	39
9.1. General Principles	39
9.2. Access to Health Care	40
9.3. PVC in Medical Devices	41
9.4. Alcohol / Gambling / Tobacco	41
9.4.1. Alcohol	43
9.4.2. Gambling	43
9.4.3. Tobacco	43
9.4.3.1. Suppliers	43
9.4.3.2. Tobacco Access to Minors / Tobacco Advertising	44

ii	CBIS Proxy Voting Guidelines

10. Human Rights	45
10.1. General Principles	45
10.2. Vendor Standards	47
10.3. Global Standards	49
10.4. Nations and Communities	49
11. Life Ethics	51
12. Ownership Rights & Corporate Defenses	52
12.1. Confidential Voting	52
12.2. Stock-Related Proposals	52
12.2.1. Issuance of Stock / Increasing Shares	52
12.2.2. Preferred Rights	53
12.3. Corporate Restructuring	54
12.4. Reincorporating	55
12.5. Corporate Takeover Defenses	56
12.5.1. Golden Parachutes	56
12.5.2. Poison Pills	57
12.6. Supermajority Vote	58
12.7. Special Meetings / Action by Written Consent	59
13. Peace	60

Table of Contents	iii

1. Introduction

CBIS votes the proxy ballots of domestic and international holdings on behalf of our participants.

Any CBIS client with an individually managed portfolio, or the trustees of any equity or balanced fund under CBIS advisement, may designate proxy- voting authority to CBIS. Certain organizations may also contract with CBIS to vote proxies for portfolios managed by other investment managers.

CBIS generally votes participant proxies according to the guidelines set forth in this document. This document is intended only as a general guide, however, as it is not possible to anticipate each and every resolution (sponsored either by management or shareholders) on which we may be asked to vote. From time to time, CBIS may also cast company-specific votes that are not, in our judgement, consistent with these guidelines in the event that company-specific information indicates that doing so is in the best interest of our participants or clients. Furthermore, CBIS reserves the right to exercise its reasonable judgement when casting votes on similar items at different companies.

In determining how to cast a vote on an issue not covered in the guidelines, CBIS looks to the principles underlying the guidelines, based upon Catholic ethical and social teaching, as well as to the values and priorities of our participants, as we understand them, and the potential financial impact if the proposal is implemented.

1. Introduction	1

All CBIS voting decisions are intended to meet our fiduciary obligations to our participants, which include support for high standards of corporate governance and social and environmental responsibility. We foresee no conflicts of interest that would hinder the application of this principle. If a conflict does arise, we will seek to eliminate the conflict if it is feasible to do so and, in any event, we will resolve any such conflict in the best interests of our participants.

CBIS may not be able to vote proxies for companies in an account’s securities lending program.

These guidelines may also reflect differences between how CBIS votes proxies for a U.S. company versus an international company. In voting shares of international companies, CBIS must follow the rules of the governing authority in each individual country. In some markets, these rules can be complicated and onerous. At the current time, CBIS cannot guarantee our ability to vote shares in countries that engage in the following activities:

■	Block trading in company shares during the period between when a vote is due and the date of the company’s annual shareholders’ meeting;

■	Requiring the payment of fees for voting proxies that CBIS deems excessive.

CBIS may use third-party vendors to obtain information and analysis on general issues and specific ballot items, or to perform certain administrative tasks necessary to implement our voting duties. CBIS’ Catholic Responsible Investing Department is responsible for all voting decisions and for casting all votes.

2	CBIS Proxy Voting Guidelines

CBIS’ proxy voting record is available at www.cbisonline.com. Participants may obtain hard-copy voting records for their specific accounts by contacting CBIS directly. Participant reports will comply with all SEC regulations regarding disclosure.

1. Introduction	3

2. Auditors & Financial Analysis

Auditors are charged with ensuring that financial statements accurately reflect the company’s financial position. To ensure that investors feel confident that the audit is truly independent of management influence, auditors must be free of conflicts. For this reason, we will not support auditors contracting to provide services beyond the audit and other audit-related work. (Examples of “other audit-related work” might include the preparation of certain financial reports other than those required by the SEC.)

■	We oppose auditors who receive fees from the company other than for audit or audit-related work.

■	We support resolutions asking companies to separate the audit and consulting functions.

■	We oppose substituting internal auditors for independent third- party auditors. In some markets, especially Japan, this is a common practice.

■	We support internal auditor proposals, as long as the arrangement does not come at the expense of independent review of financial statements. In some markets that require independent auditors, internal auditors are also subject to shareholder approval.

4	CBIS Proxy Voting Guidelines

■	We support resolutions asking for greater integrity in financial analysis. For example, we support resolutions asking investment banking to be separated from research functions. We are concerned about conflicts of interest that may inhibit the provision of truly objective research analysis.

■	We support proposals to rotate auditors, unless the terms would place undue burden on the company.

2. Auditors & Financial Analysis	5

3. Board of Directors

3.1. INDEPENDENT MEMBERSHIP

The Board is responsible for representing the interests of shareowners and for monitoring the company’s relationships with other stakeholders as well. While CBIS prefers that the Board be totally independent of management influence and control, our minimum expectation is that a majority of Directors be independent members.

While the Chief Executive Officer ordinarily has tremendous influence over the nominating process, we believe the interests of shareholders and stakeholders are best represented when the Board nominating process is independent of the CEO.

CBIS considers Board members and nominees independent if they meet the following criteria:

i.	Not an employee or former employee (within five years) of the company, its parent or affiliate firm, a firm acquired by the company, or majority-owned subsidiary;

ii.	Not a member of an entity that serves as a paid consultant, advisor, or professional services provider;

6	CBIS Proxy Voting Guidelines

iii.	Not employed by a significant customer or supplier of the company;

iv.	Not a party to personal service contracts with the company or any of its affiliates;

v.	Not part of an interlock in which an executive of the company serves on the board of another corporation that employs the member; and

vi.	Not involved in personal, financial, or professional relationships with any executive officers of the company that would interfere with the exercise of independent judgment.

■	We support resolutions asking that the majority of Directors be independent.

■	We support resolutions asking that all Directors be independent.

3.2. APPROVAL OF NOMINEES

Shareholders of companies have the responsibility to ensure that members of the Board of Directors charged with representing their interests are qualified and committed to the long-term interests of all shareholders.

CBIS does not consider the election of Directors to be a routine matter. We believe it is one of the most important responsibilities owners have.

3.2.1. Full Board

■	We withhold approval of all nominees if the company has not demonstrated a willingness to include women and persons of color. (Also see Equality & Diversity, page 33.)

■	We withhold approval of all nominees when the Board does not include a majority of independent Directors.

■	We may withhold approval from all nominees when the Board failed to act on shareholder resolutions that passed in the previous year.

■	For international companies, we withhold approval of nominees if information on each nominee is not provided in either the proxy materials or the annual report — a common practice in many countries.

3. Board of Directors	7

■	In international markets where directors are elected as a bundle, CBIS will vote against the slate of directors unless we can support all of the directors individually.

■	We withhold approval of all nominees if we cannot determine from company disclosures whether the nominees meet our diversity criteria.

■	In countries where a two-tiered board structure exists, CBIS will evaluate the supervisory board (or equivalent) under all director voting policies. Management Boards will be evaluated under our diversity guidelines only.

■	In markets where representatives of employees or unions sit on boards of directors, we treat them as insiders. We oppose resolutions to add union representatives to boards of directors.

3.2.2. Individual Directors

■	We withhold votes for nominees who attend less than 75% of Board and assigned committee meetings each year.

■	We withhold votes for nominees whose board memberships are so numerous that it is difficult for them to give the company the level of attention that it needs.

■	We withhold votes for nominees who serve on key committees, or on Boards that lack key committees, but do not meet our criteria for independence. The key committees are the nominating, compensation, and audit committees.

■	In markets where it is allowed, we oppose the appointment of non- board members to key committees.

8	CBIS Proxy Voting Guidelines

3.3. CHAIRPERSON

The Board of Directors is responsible for representing the interests of its shareholders, and overseeing and evaluating the work of management. There is a potential conflict in the Board’s ability to fulfill the latter responsibility when the Chairperson is a member of management.

Optimally, CBIS prefers that the Chairperson be an independent Director.

■	We support resolutions that seek to separate the positions of Chair of the Board and Chief Executive Officer.

■	We support resolutions that ask for the Chair to be an independent member of the Board.

3.4. CLASSIFICATION

Staggered (or classified) boards have members who are elected to terms of multiple years. Staggered terms have the potential to slow down rival attempts to wage a proxy fight to elect new Directors. They also remove the annual accountability for actions taken.

There is also evidence that adoption of a classified Board tends to depress stock price, because the market views it as an antitakeover measure.

■	We support resolutions to remove classified Boards and oppose resolutions to install them.

■	We support resolutions asking that all Board members be elected annually.

3.5. BOARD COMMITTEES

Directors are charged with selecting and monitoring the corporation’s management team. The Board must be structured to encourage the nomination of individuals who are free of ties to the incumbent management.

3. Board of Directors	9

In addition, Directors are also charged with monitoring the use of corporate assets, which includes setting reasonable and fair compensation for the company’s top management. The best way to achieve these goals is to require that the nominating and compensation committees be composed of independent Directors.

CBIS prefers that essential Board committees be staffed by independent Directors and that the Chairpersons of those committees be independent Directors, and we require that the nominating and compensation committees include only independent Directors.

■	We support resolutions requiring that the compensation and/or nominating committee be composed entirely of independent Board members.

■	We support resolutions asking that the majority of members on each Board committee be independent members.

■	We support resolutions requiring that all Board committees have an independent member as Chair.

Some resolutions request a Board to establish a new committee focused on a particular issue, such as sustainability, or to nominate a Board candidate with expertise on a particular issue. We support Corporate Boards possessing a range of skills necessary to effectively oversee the company in the best interest of shareholders and stakeholders. However, we believe that Boards should be able to determine how best to access those skills and have flexibility in how they organize their work, and that shareholders should hold the Board accountable for its performance through the election of Directors.

■	We oppose resolutions requesting the establishment of a Board committee to oversee particular issues such as sustainability, the environment, or human rights.

■	We oppose resolutions requesting that a Board candidate with particular expertise be nominated.

10	CBIS Proxy Voting Guidelines

3.6. CUMULATIVE VOTING AND SHAREHOLDER DEMOCRACY

Some advocates of shareholder democracy have argued that shareholders should have greater means of impacting the results of board elections.

While CBIS supports both the idea of greater shareholder democracy and the ongoing efforts to explore ways of improving it, some of the proffered solutions are not in line with our principles.

Cumulative voting allows shareholders to cast all of their Board votes for one candidate, which improves small shareholders’ chances of naming representatives to a Board. However, while we support the right of small shareholders to fully participate in the Director election process, we also support the basic tenet of democratic representation: one person, one vote. We therefore oppose cumulative voting.

Some proposals ask for greater shareholder participation in the selection of Director nominees. Generally, we believe the Board itself, and its nominating committee, as shareholder representatives, are in the best position to select qualified and independent nominees who will meet the needs of the company. We expect nominating committees to fulfill this responsibility in a manner consistent with shareholder interests. However, we also believe that shareholders should be allowed to nominate Director candidates, balancing their ability to do so with the broad interests of all shareholders.

■	We support resolutions asking for the dissolution of cumulative voting.

■	We oppose resolutions asking for the institution of cumulative voting.

■	We oppose resolutions asking for two nominees for every Board seat.

■	We support proposals asking companies to require directors to be elected by majority vote.

■	We support on a case-by-case basis resolutions that give shareholders the ability to nominate Director candidates (proxy access). When considering a resolution, we would evaluate ownership requirements including the percentage and duration of outstanding shares held, as well as limitations on the number of shareholder nominees that could be elected.

3. Board of Directors	11

■	We support proposals, on a case-by-case basis, asking the company to take steps to make it easier for shareholders to communicate directly with the board.

3.7. INDEMNIFICATION AND LIABILITY PROTECTION

The increased number of lawsuits against corporations and their Directors has led to increased indemnification insurance costs. Many states have passed or are considering legislation to limit the liability of corporate Directors.

While Directors must be held accountable for their decisions, especially if they involve fraud or others types of malfeasance, they also need to be shielded from liability for decisions made in good faith.

■	We support resolutions that seek to limit Director liability consistent with applicable state law, where it is clear that the state has jurisdiction over such matters.

■	We support resolutions that seek to limit Director liability in all cases except those involving fraud or other illegal acts.

■	We oppose resolutions seeking to indemnify Directors against all acts.

3.8. STOCK OWNERSHIP

To adequately reflect the interests of owners, CBIS believes that Directors need to be owners. While we do not wish to establish a requirement that Directors purchase stock, since that may limit the ability of qualified Directors of modest financial means from serving, we prefer that the majority of Directors’ compensation be stock-based. We encourage stock-based formulations as substitutions for cash compensation for outside Directors.

We vote on a case-by-case basis on resolutions requiring that Directors’ total compensation be stock-based.

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■	We support resolutions requiring that part of Directors’ compensation be in the form of stock or stock options.

■	We oppose resolutions establishing a requirement that Directors be required to purchase stock in the company.

■	We oppose excessive awards of stock or stock options to Directors.

3.9. PROXY CONTESTS

Proxy contests take place when dissident shareholders submit a ballot to compete with that of management, usually calling for a restructuring of the company, or seeking board control. Proxy fights typically result from dissident dissatisfaction with company performance or from a perception that management is unresponsive to shareholders. In most cases, the key dispute involves the company’s slate of nominees to the Board of Directors.

In a proxy contest, shareholders receive two ballots, one offered by management, one by dissident shareholders. Each shareholder votes one of the ballots, indicating support for one side in the dispute.

Proxy contests are extremely complicated matters, and CBIS makes extensive use of outside analysts in determining how to vote. In general, CBIS supports initiatives that will improve the overall corporate governance of a company, and opposes changes that do not take into account the impact on a variety of stakeholder groups.

While we are generally predisposed to support management. absent serious concerns, the following would make it more likely for us to support a dissident ballot:

■	The company maintains corporate takeover defenses (Also see section Corporate Takeover Defenses, or violates our voting stance on reincorporating, board classification, poison pills or other significant corporate governance issues.

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■	The company has failed to act on shareholder resolutions that have passed, or has refused to meet with shareholders on issues of concern.

■	The company’s financial performance has been poor for an extended period of time.

■	The dissident shareholder ballot will improve the independence of the Board.

■	The dissident shareholder ballot will improve Board diversity.

■	The dissidents’ plan includes a long-term strategic vision for company improvement, especially in the governance of the corporation.

Conversely, the following would make it more likely for us to support management’s position:

■	The dissidents’ plan for the company involves substantial restructuring of the company’s operations or assets without consideration of the social impacts of those changes.

■	The dissident’s plan involves benefits for a few stakeholders at the expense of the company’s broader shareholder and stakeholder constituencies.

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4. Contributions

4.1. POLITICAL

CBIS believes that shareholders have a right to know how corporate assets are being spent in support of political or social causes and/or candidates. Companies are required to disclose their political contributions via public documents filed with Federal and State regulatory authorities. While this makes such information publicly available, many of these documents are not easily accessible to individual investors. We believe that companies can provide this information through current reporting mechanisms, without incurring additional material costs.

■	We support resolutions asking companies to disclose political contributions made either directly or through third-parties including political action committees (PACs) and trade associations.

■	We support resolutions calling for greater disclosure of government lobbying activities undertaken either directly or through membership in third-party organizations.

■	We support resolutions asking companies to report on their philosophy or strategy with respect to political contributions and lobbying.

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■	We oppose resolutions asking companies to halt political spending or lobbying activities.

■	We support, on a case-by-case basis, resolutions asking companies to adopt higher ethical standards for political activities and government relations than those currently in place, so long as the resolution specifies what those standards should be and is consistent with the values of our participants.

■	We support resolutions asking companies to report on the impact of government subsidies, sometimes called “corporate welfare,” on their businesses or communities.

4.2. CHARITABLE

■	We support resolutions asking companies to disclose charitable contributions if they do not already do so, or if the information is not readily accessible to shareholders.

■	We support limited resolutions that curtail contributions to an organization whose activities are contrary to the values, missions, or Catholic responsible investing guidelines of our participants.

■	We oppose general resolutions that attempt to diminish or limit all corporate philanthropy.

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5. Employment & Compensation

5.1. GENERAL PRINCIPLES

Workers and companies enter into an agreement in which workers exchange labor for the means to attain a living. Our basic principles on employment-related issues are as follows:

■	Companies Must Respect Basic Human Rights. The minimum expectation we have is that companies do not violate the basic human rights of their workers, and that companies pay workers a just wage. Even when a company does not abjectly violate the human rights of its employees, there are actions it can undertake to improve its treatment of them.

■	Companies are ethically bound to treat workers as partners in the achievement of corporate objectives. Connecting profitability to employee training, establishing performance-based compensation, providing employment security and stability and providing a supportive work environment should be part of the contract between a company and its employees.

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■	Workers must behave ethically and support corporate goals. The minimum expectation we have for workers is that they act ethically in their work environment and in their dealings with the company. Workers should take seriously their role in creating a prosperous enterprise and achieving corporate objectives.

A social contract informed by Catholic principles between employees and companies would preserve the dignity of each person, provide for mutual respect, provide opportunities for personal fulfillment, and develop ways to share the gains of production fairly. It would also include provisions for worker participation in ownership.

5.1.1. Workforce

■	We support resolutions asking companies to allow workers the means to determine if they wish to have someone represent their collective interests with management.

■	We support resolutions that promote employee stock ownership at all levels of the company.

■	We support resolutions asking a company to explain how it intends to respect workers’ rights and minimize negative impacts during periods of downsizing and reorganizations.

■	We support resolutions asking a company to establish a high- performance workplace.

■	We support resolutions asking companies to analyze workers’ compensation and pay workers a just wage.

■	We oppose resolutions that use downsizing and reorganization to boost the short-term stock price of a company, and do not recognize the human costs of such activities.

■	We support resolutions asking companies to allow employees to choose whether they wish to participate in cash balance pension plans. (Cash balance pension plans may benefit some workers but may also reduce the savings of other workers, especially older workers.)

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5.1.2. Executive Compensation

The current system of executive compensation is inconsistent with values of fairness and proportionality. Excessive executive compensation has become a widespread problem that needs to be addressed through improved corporate governance.

Because the contribution of workers is essential to corporate success, both executives and workers should share in that success. There is a need to restore some measure of proportionality to the relative levels of compensation received by each.

Currently, top executives are the least at risk, while workers bear a disproportionate share of the risk. We believe that the allocation of gain and risk in compensation plans should be more proportional, and that those who have the most to gain should have more of their compensation at risk.

Compensation plans are a complex issue, and CBIS relies heavily on the analysis of outside advisors to measure the impact of such plans on shareholder wealth.

5.1.2.1. General Principles

Our decisions regarding executive compensation plans are based on four general principles:

■	Align managers’ risks and rewards with those of shareholders – both in the short and long term. The goal of a compensation system should be to provide incentives to build a successful, sustainable company. We prefer that compensation systems be based on a broad array of both financial and nonfinancial measures. Financial measures should be broad-based, rather than based simply on a rise in stock price. There are standard business measures that can provide indicators for assessing the success of a business, and these measures should be part of the compensation system.

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■	Share prosperity broadly within the company. We cannot accept huge awards to a certain subset of employees – primarily executives – that are not shared widely by other employees. Additionally, we cannot support the use of workforce reductions as a strategy for achieving a rise in share price.

■	Tie compensation to the well-being of the entire community. We are concerned not only with the financial health of a firm, but with its “ethical health” as well. Therefore, certain critical nonfinancial measures should be part of any well-conceived executive compensation system. Social sustainability should be part of incentive packages. Sustainability goals would be intended to ensure that the company derives profits in a manner that enhances, rather than reduces, the health and well-being of the community at large and the freedom of future generations to meet their own needs.

CBIS strongly believes that executive compensation packages should be transparent and that shareholders have a right and a responsibility to vote on all incentive plans.

5.1.2.2. Pay Proposals

■	We oppose executive compensation plans that are deemed to be excessive.

■	We may oppose plans for companies that fail to disclose adequate information about executive pay and perquisites.

■	We support shareholder resolutions asking companies to freeze executive pay in times of downsizing.

■	We support resolutions requesting companies to hold an annual shareholder vote on executive compensation.

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■	We support both the expensing of stock options on the income statement and full disclosure of severance agreements for executives.

■	In general, we support compensation systems that reward company employees with stock and stock options. A proper incentive structure includes sharing the risk of ownership, especially for senior management.

■	We support properly structured employee stock ownership plans that focus on appropriate incentive systems, and that are not takeover defense mechanisms.

■	We support cash bonus plans, as long as they are not excessive and there are adequate performance-based incentives in place.

■	We support resolutions that call for a fair distribution of wages and other compensation within a corporation.

■	We support resolutions calling for equal treatment of all employees in the delivery of pension benefits.

■	We oppose the concept of vapor profits: taking funds that have been allocated as workers’ compensation and using them to increase profitability at the expense of workers. For example, during expanding markets, some companies find that their pension funds are over-funded because of returns in excess of expectations. Some companies may count the extra return as income on the income statement, inflating stock price and the value of executive bonuses and options beyond what is justified by the company’s operations.

■	We oppose resolutions that seek to micromanage the company, for example through establishing too-narrowly defined limits on compensation. We oppose resolutions that ask companies to provide compensation information that would require unreasonable expense or an unusual reporting method.

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■	We support proposals to bring Supplemental Executive Retirement Plans (SERPs) to a vote. We are concerned that these plans may provide benefits to executives over and above what other employees receive without measurable benefit to the company or its shareholders.

■	We oppose compensation plans where executive compensation is not sufficiently connected to company performance. In considering whether the company’s “pay-for-performance” standard is acceptable, CBIS may consider both existing performance incentives in compensation plans, and whether recent CEO pay increases are in line with the company performance.

5.1.2.3. Stock Option Plans

5.1.2.3.1. General Principles

Executive option plans were developed as a means of aligning management’s interests with shareholders’ interests by tying a manager’s rewards to stock price.

An option is the right to purchase a share of stock for a fixed price, called the exercise price. Normally, the exercise price is equal to the market price of the company’s shares on the date of issuance. If the stock price rises, the holder of the option can profit from the difference between the exercise price and the current market price.

If the price falls, the option cannot be exercised at a profit (although the option usually retains some value since the stock price may rise in the future). Holders of options, therefore, have incentives to work for an increase in stock price.

However, we are concerned that the structure of these plans may often reward behavior that is not in the best interests of shareholders and other stakeholders. Therefore, we support stock option plans only to the degree that they are consistent with the following principles:

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■	Employ performance standards based on multiple criteria, not just stock price. Stock price may be unrelated to management performance: in a rising market, mediocrity may benefit from generally improving prices; while in a falling market even superior performance may not be rewarded. Stock option plans, like all compensation plans, should include performance criteria based on a range of short- and long-term goals aimed at creating value for shareholders and other stakeholders (e.g., employees and communities).

■	Focus on the long term as well as the short term. Recent corporate scandals revealed that some managers were able to increase their own wealth by boosting stock price for a short while at the expense of the long-term health of the company. Shareholders and stakeholders expect rewards over the longer term, and plans that offer only short-term rewards create incentives to act against the long-term interests of shareholders. Performance goals should include both short- and long-term incentives, and stock option plans should not allow managers to become wealthy by selling their shares at a company’s peak.

■	Avoid protections for management that are not available to other shareholders. Management and shareholder interests will only be aligned if they share common risks. Practices such as reload options, option repricing and pyramiding offer company executives certain protections against downside risk that are not available to ordinary shareholders. These practices erode both incentives for excellence and the common interests of management and owners.

Some of the most common features that may dilute performance incentives include:

■	Reload Options: When a reload option is exercised, the holder receives a new option with an exercise price equal to the current market price. This allows the holder to lock in past increases in stock price without sacrificing the possibility of future gains.

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■	Repricing: Some plans allow companies to reduce the exercise price of options in case of a falling stock price. By repricing, the company protects management against a falling stock price, a benefit not available to other shareholders, and one that runs counter to creating incentives for success.

■	Pyramiding: Pyramiding allows holders to exercise options using existing shares as payment. This allows executives to profit from rising stock price without using any of their own money to pay for shares, a practice counter to the principle of building an ownership stake in the company.

Despite many abuses in the implementation of compensation plans, we are willing to support well-designed stock option plans that provide real incentives for business success and align the interests of management and shareholders.

5.1.2.3.2. Option Proposals

■	We support fairly valued options. We prefer option plans with an exercise price above the current market value at issuance.

■	We support resolutions calling for companies to link option value to the performance of a broad stock index or to the performance of a peer group of companies. We prefer performance-based incentive plans, as long as the focus is long-term and the company identifies a reasonable definition of “long-term.” We prefer option plans that include broad measures of performance that include social criteria such as worker prosperity, customer satisfaction and environmental protection.

■	There may be times when we oppose a particular award because the total amount awarded any individual or group is so high that by any standard of reasonableness, it is deemed excessive.

■	We oppose stock option plans that excessively dilute the value of existing shares.

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■	We oppose plans that concentrate the bulk of options in a few hands. Not only does this practice fail to spread prosperity widely, but it may also give disproportionate voting power to management, at the expense of other shareholders.

■	We prefer plans that require cash payment for the exercise of options, but accept cashless forms as long as they do not involve pyramiding.

■	We oppose the granting of reload options. Since ordinary shareholders do not have this protection, the practice may disconnect management’s interests from shareholder interests.

■	We oppose replacing or repricing underwater options, except in extraordinary cases involving market drops that are unrelated to company-specific performance.

■	We oppose stock depreciation rights, which reimburse recipients the difference between the exercise price of an underwater option and the current market price, enabling them to profit from a falling stock price.

■	We support restrictive stock bonuses and phantom stock plans if they meet our standards for option plans. Restrictive stock plans award shares conditioned upon continuous service, performance objectives or other criteria. Phantom stock plans either withhold actual stock issuance until the specified conditions are met, or never actually issue the stock at all, but simply compensate the beneficiary in cash equivalent to the phantom equity position.

■	We oppose omnibus plans that grant the Board discretion over the structure and exercise price of plans. While we accept the fact that most plans have acceleration or cash-out provisions, allowing exercise or compensation in case of a change of control, we oppose excessive provisions.

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■	We support resolutions that ask corporations to limit the concentration of options that are awarded to senior management.

■	We support proposals asking the company to establish holding periods for their executives (to hold stock after option exercise), as long as the holding period is reasonable.

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6. Environment

6.1. GENERAL PRINCIPLES

Our ethic of environmental stewardship is to use the Earth’s resources so that they will be preserved and expanded for the benefit of future generations. The Earth’s resources are both human and material, and must be nurtured to the fullest extent possible. Economic growth that deprives future generations of natural resources must be rejected in favor of sustainable growth.

CBIS’s environmental policies are informed by the following principles:

■	Adopt Sustainable Business Practices. Ecological sustainability must be recognized as a prerequisite for long-term prosperity. Sustainable business practices meet present needs and expand choices for people and communities without sacrificing the well-being of future generations. An environmental commitment to sustainability must include efforts to ensure that the company increases, rather than reduces, the Earth’s stock of natural resources. We expect companies to make continual improvements toward meeting this standard.

6. Environment	27

■	Employ the Precautionary Principle. While there may be a diversity of opinions about the environmental impact of an activity, disagreement should not be used as an excuse to delay needed remedies. Especially in the case of potentially serious or irreversible harm to the ecosystem, lack of scientific consensus should not postpone cost-effective measures to prevent environmental degradation.

■	Promote Equality. We are concerned that the poor and minorities may suffer disproportionately from environmental degradation.

Moreover, we would be concerned about any company activity that did not respect the rights of local people to control the natural resources at their disposal. We expect that companies will take steps to preserve and enhance the natural resources available to local communities, with the input and consent of these communities.

■	Expand Transparency and Involvement. Companies should disclose data about their environmental performance using commonly accepted formats and metrics, where available, and should work to improve the standard of reporting generally. The reporting process must be broadly inclusive of a range of stakeholder groups, and all data should be submitted to verification by independent outside monitors. Decisions having potential impact on local or national communities should not be made without prior input and consent of a broad array of local stakeholder groups.

6.2. CLIMATE CHANGE

Scientific consensus exists that the Earth is warming, that human activity, specifically the emission of “greenhouse gases,” is one important cause, and that climate change will likely have a substantial impact on human health, the global economy and the Earth’s ecosystem. According to the Intergovernmental Panel on Climate Change (IPPC), organized under U.N. auspices, the Earth’s temperature will increase between 3 and 11 degrees Fahrenheit over the next century unless there is a drastic (60 to 80 percent) reduction in carbon dioxide (CO2) emissions. While uncertainties remain about the ultimate impact of climate change on the Earth’s environment, this, uncertainty does not alter companies’ responsibility to dramatically reduce greenhouse gas emissions.

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■	We support resolutions asking companies to take steps to mitigate the effects of climate change, to develop or use renewable energy, and to set targets for reduction in greenhouse gas emissions in products and operations.

■	We support resolutions asking companies to report on greenhouse gas emissions.

6.3. GENETICALLY MODIFIED ORGANISMS

While genetic modification (GM) of plants and animals may bring benefits to humanity, the scientific community currently lacks sufficient understanding of the potential long-term environmental and human health impacts. Moreover, many people in developing countries are concerned that GM agriculture will disrupt long- established patterns of agriculture and reduce the ability of people to choose how they will obtain food.

■	We support resolutions asking companies to label genetically modified foods.

■	We support resolutions asking companies to refrain from marketing these products until long-term safety testing proves them safe for human health and the environment.

■	We support resolutions asking companies to report on the risks and benefits to shareholders and to the environment of continued use of GMOs in food products.

■	We support resolutions asking companies to ensure that their efforts to protect their patents do not infringe upon the rights of communities in the developing world to control local resources or to continue traditional patterns of agriculture.

6. Environment	29

6.4. ENVIRONMENTAL JUSTICE

We are concerned that the negative environmental impacts of corporate activities often fall hardest on those with the least voice in society: the poor and people of color. In particular, we are concerned about the tendency to place environmentally damaging plants in poor neighborhoods and to manage operations in developing countries according to environmental standards that would be considered unacceptable in the United States.

Environmental Justice is an issue that cuts across many areas, including health, human rights, ownership of natural resources, and the survival of sacred cultural sites and antiquities of value to local communities. (Also see Equality & Diversity, page 33 and Human Rights, page 45.)

■	We support resolutions asking companies to report on whether the health or environmental risks resulting from their activities fall disproportionately on any group, and to take steps to mitigate those risks.

■	We support resolutions asking companies to report on, assess the impact of, and curtail health or environmental hazards to communities that result from their activities.

■	We support resolutions asking companies to examine their operations in light of their impact on sustainability and biodiversity in ecologically unique or sensitive areas.

■	We support resolutions asking companies to respect the rights of local communities to control local natural resources and to fully participate in business decisions impacting their lands.

6.5. REPORTING AND CODES OF CONDUCT

The Global Reporting Initiative (GRI) is the emerging standard for public reporting on sustainable use of the Earth’s resources and other issues of corporate social responsibility. We believe that the GRI represents the best such initiative, because it was developed by a broad stakeholder group, including companies, investors, environmentalists, and grass roots organizations.

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■	We support resolutions that call on a company to publish an annual environmental or sustainability report, especially when it is fashioned on the design of the GRI report.

■	We support resolutions that call on a company to develop a corporate environmental ethic and principles, to endorse a responsible set of intercorporate principles and practices, or to prepare progress or reaction reports designed to foster adoption of either of these two types of principles. Reports should exclude proprietary data and should be prepared at reasonable cost.

■	We oppose resolutions that call on a company to restrict, curtail, or promise not to enact public environmental reporting.

6.6. MISCELLANEOUS ENVIRONMENTAL INITIATIVES

■	We support resolutions asking companies to report on water use and efforts to improve water use efficiency and pollution remediation. We support resolutions asking companies to adopt a human right to water.

■	We support environmental resolutions aimed at matters of specific ecological impact, e.g., sustainable use of natural resources, waste reduction, wiser use of energy, reduction and elimination of health and safety risks, marketing of safer products and services, responsible environmental restoration, etc.

■	We support resolutions requesting that companies link executive compensation to their environmental performance.

■	We support resolutions asking companies to restrict development of nuclear power plants, and to close plants that are deemed to be health hazards.

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■	We support resolutions asking companies to report on the impact of environmental liabilities on shareowner value.

■	We oppose resolutions that ask companies to close plants or otherwise shut production for environmental reasons without regard to the people affected by such activities.

■	We support resolutions that ask companies to report on the treatment of animals in their research or operations. We support, on a case-by-case basis, resolutions asking food and agricultural companies to adopt responsible animal use policies that include protection of human health and the environment and humane treatment of animals. We oppose resolutions asking for the cessation of the use of animals in biomedical testing.

■	We support resolutions asking companies to improve the recyclability of their products or packaging. We generally support resolutions asking companies to increase the recycled material content of their packaging.

■	We support resolutions asking companies to report on policies governing the use of nanomaterials in products or packaging.

■	We support resolutions asking companies to report on efforts to ensure the safety of nuclear power plants and all activities related to the operations of those facilities.

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7. Equality & Diversity

7.1. GENERAL PRINCIPLES

CBIS believes that equal employment opportunity and respect for diversity constitute sound business policies and are consistent with the Catholic imperative to seek justice for all persons. In the United States, investors are especially concerned with barriers that have historically existed in corporations, particularly within senior leadership, for women and people of color.

■	Diversity is both an economic and a justice issue. If all people are to be equally valued in society, then everyone must have access to economic opportunity. It is not in the best interest of a corporation to exclude talented individuals from any level of the organization. Neither is it in the best interests of the company to ignore the changing dynamics of the domestic workforce and consumer base.

■	Corporations’ responsibility to promote equality extends beyond the company. Communities are impacted in a variety of ways by corporate behavior. Companies should strive to assure that the benefits of corporate behavior are distributed fairly and equally, and that negative impacts are managed so that they do not fall disproportionately on one or another group. Companies should also solicit input about their practices from a diverse group of stakeholders wherever they operate.

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7.2. BOARD OF DIRECTORS

CBIS recognizes that there are many factors to consider and balance in making hiring and recruiting decisions, including the credentials and individual qualities of the potential candidates. Quite often, the candidate who is chosen may be superior in some areas but not in others. Thus, we do not think a company’s claim of wanting to hire the “best possible candidate” to be a sufficient response to issues related to diversity. We believe there are always qualified women and people of color who should be included in searches for Board positions.

Feedback from various executive search firms suggests that when companies place a single woman or person of color on their Board, the mandate to search for diverse members ends. This suggests that the focus of many companies remains short-term. We seek a continuous process in which the desire for diversity remains an ongoing mandate for the company.

We expect companies to have broadly diverse Boards, including Directors who are women and people of color in sufficient representation.

We understand that definitions of diversity may vary for companies with headquarters in different regions around the world. As a result, our approach to addressing racial and ethnic diversity may vary across countries.

CBIS is consistent in our application of gender diversity. We expect all companies, regardless of their country of domicile, to implement some form of gender diversity throughout the organization.

■	We withhold approval of all nominees if the company has not demonstrated a willingness to include women and persons of color on its Board. We expect that the composition of the Board of Directors and top management in the firm will reflect a commitment to diversity.

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■	For an international company, CBIS withholds approval of nominees if the company has not demonstrated a willingness to include women on its Board. Wherever possible, we will apply a diversity standard that recognizes the difference in demographics of individual countries in which a company’s headquarters is located, and where it has operations.

■	We support shareholder proposals asking companies to improve board diversity, including adding specific language relating to board diversity in the corporate charter.

7.3. WORKFORCE (DOMESTIC AND GLOBAL)

■	We support resolutions asking for disclosure of statistical information and policy statements regarding nondiscriminatory hiring, performance evaluation and advancement, and workforce composition.

■	In the U.S., we support resolutions asking for disclosure of a company’s EEO-1 consolidated data report that is filed with the Equal Employment Opportunity Commission (EEOC).

■	We support resolutions asking a company to create policy statements regarding nondiscriminatory hiring, performance evaluations, advancement, and affirmative action.

■	We support resolutions asking a company either to create or to publicly disclose its policy on sexual harassment.

■	We support resolutions that call for a company to incorporate standards of equal opportunity in its overseas operations similar to or consistent with its domestic operations.

■	We support resolutions that seek to link executive compensation to a company’s performance in promoting diversity, when that performance is directly tied to the achievement of an articulated goal.

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■	We support resolutions asking companies to adopt non- discrimination policies for sexual orientation and oppose resolutions asking companies to rescind existing policies.

7.4. COMMUNITIES (LOCAL, INTERNATIONAL, INDIGENOUS)

■	We support resolutions calling on companies to avoid the use of advertising that misappropriates images of cultural significance or that portrays any group in a negative or offensive light.

■	We support resolutions calling on greater consultation with local indigenous people where company activities may have an impact on their way of life.

■	We support resolutions calling on companies to mitigate the negative impacts of their activities on local indigenous communities.

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8. Global Finance

8.1. GENERAL PRINCIPLES

The following are our principles for voting on issues relating to Banks and Global Finance:

■	Capital is to be used responsibly and for the benefit of all humanity. Capital is necessary for modern production. Capital and financial products and services must serve human needs and be allocated in a way to benefit investors, owners, and society.

■	Alleviation of poverty is a primary concern. Prosperity is a worthwhile goal only if its effects are spread throughout all societies worldwide. Economic activity that benefits the few at the expense of the many must be rejected in favor of expanding opportunities for all. Historically, the lack of capital directed towards the world’s poor has impeded their prosperity and development. A just economic system demands that financial institutions, as a top priority, actively seek out opportunities to rectify this imbalance by providing access to capital for all.

■

Development must proceed from within. Development must be understood, not simply in narrow financial terms, but as a means of expanding people’s choices about how to achieve their human potential and strengthen their communities. Policies externally imposed on communities, even if economically sensible, deny them the basic human right to choose their own path to development.

Multilateral institutions must join with local and national leaders in creating development strategies that meet the individual needs of unique countries and communities. Commercial and investment banks must involve local leaders in decision-making about how to allocate capital within their communities to serve all members, not just owners of capital.

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8.2. PROPOSALS

■	We support resolutions asking companies to end predatory lending practices.

■	We support resolutions asking companies to tie CEO pay to reductions in predatory lending.

■	We support resolutions asking companies to ensure that home mortgage programs do not discriminate based upon race or any other criteria other than ability to repay the loan.

■	We support resolutions asking commercial lenders to incorporate social criteria into their lending and underwriting practices.

■	We support resolutions asking companies to work with highly indebted countries to reduce their debt burden in ways that promote economic justice and the common good.

■	We support resolutions calling on banks to dedicate resources to financing projects with positive social impact.

■	We support resolutions asking banks to take steps to reduce the risk of their services being used to further criminal enterprises, such as money laundering.

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9. Health

9.1. GENERAL PRINCIPLES

CBIS is guided by the following principles on health care issues:

■	Health care is a human right. Lack of health care prevents many individuals from fulfilling their human potential, threatens the sustainability and security of communities and nations, and imposes costs on us all. Because of its importance to human life and society, health care cannot be considered a commodity like any other. Instead, it must be considered a natural right of all people. Health care companies must take steps to ensure that their products are widely available, regardless of ability to pay; employers should strive to increase coverage for all employees.

■	Do no harm. Companies have a responsibility to offer safe and useful products. While virtually any product could be hazardous if misused, companies should ensure that their products offer benefits that outweigh any health risks before offering them to the public. Companies should take steps to develop the capability to replace hazardous products with safer ones that meet all requirements for cost and quality.

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■	Promote informed consumer and patient choice. People can only make informed choices about their health if they are properly educated about those choices. Health care companies have a responsibility to engage in public information campaigns that educate the public and promote greater participation in health care decisions, as opposed to merely advertising products that the companies wish to sell. Consumers have a right to accurate information about product risks that allow them to make educated consumer choices. Activities that restrict important health information from the public, or that actively mislead, are unacceptable.

9.2. ACCESS TO HEALTH CARE

In the U.S., the cost of medicine is a significant and growing burden for a number of people, especially the elderly. Those without health insurance are disproportionately poor and non-white.

Over the past two decades, the number of people living with HIV more than quadrupled due to the increase in people receiving antiretroviral therapy, but the need for improved access to therapies, particularly in developing countries and among children, remains significant: in Sub- Saharan Africa, five million people lack access and only 27% of eligible children receive treatment.

The AIDS epidemic is connected to the worsening of other perennial health crises, tuberculosis and malaria. Tuberculosis is the leading cause of death for people living with AIDS. And while progress has been made combating malaria, resistance to medicines and insecticides is increasing.

■	We support resolutions asking drug companies to develop programs to make AIDS, Malaria, and Tuberculosis drugs available to disadvantaged groups, especially in Africa.

■	We support resolutions asking companies with operations in heavily impacted areas, such as Africa, to ensure that all of their workers receive appropriate coverage.

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■	We support resolutions asking companies to take steps to increase access to drugs in the U.S., including reducing prices.

■	We support resolutions asking companies to improve access to health care.

■	We support resolutions asking pharmaceutical and biotechnology companies to develop a set of ethical criteria for extending or enforcing patents.

■	We support proposals asking pharmacy benefits managers and others to disclose the incentives that they receive from pharmaceutical companies to purchase their products.

9.3. PVC IN MEDICAL DEVICES

PVC plastic may include phthalates, which are used to soften PVC and are believed to have negative effects on human health. When PVC is produced and disposed of, dioxins are released that also impact human health. The use of PVC in medical devices, children’s toys, and packaging is on the decline due to increasing awareness of its negative health impacts and recent regulations curtailing its use. Some companies continue to use PVC in products and packaging, however.

■	We support resolutions asking companies to reduce or eliminate PVC in their products and packaging.

9.4. ALCOHOL / GAMBLING / TOBACCO

Alcohol, Gambling, and Tobacco raise substantial public health concerns. While the use of these products and services is an adult decision, excessive use can be detrimental to the individual and the family. Moreover, the targeting of advertising to minors or other vulnerable populations is, in our view, unethical. CBIS has instituted a Catholic investment screen for tobacco. This is in part because our participants’ concerns about the industry’s marketing activities, as we understand them, rise to such a level that no level of participation is acceptable. For companies in our portfolios that are involved in these activities, we expect them to employ the following principles:

9. Health	41

■	Do not market specifically to vulnerable populations, especially children. Because the use of these products is restricted legally and ethically to adults, marketing strategies should not target children. Despite company denials, it appears that some companies seek underage customers who may become lifelong customers. CBIS does not accept the explanation that marketing strategies obviously targeted at minors are geared to adults. Such strategies include the use of cartoon-type characters, young-looking actors and/or models and other marketing techniques meant to attract minors.

Similar principles apply to other vulnerable populations, such as people in disadvantaged communities. In these places, individuals may not have sufficient access to information about the health risks of these products to make an informed choice about the risks involved.

■	Take responsibility for health and safety risks. While virtually any product can be dangerous if misused, the high public health costs of alcohol, gambling, and tobacco imply greater social responsibility for the companies that produce them. Companies must avoid behaviors that increase the health risks of their products and work to mitigate these risks, if possible. They must also ensure that their public communications do not mislead the public about the health implications of their products.

■	Responsibility exists throughout the supply chain. Companies that are suppliers to these industries, or that provide public venues where these products may be used or consumed, bear a responsibility to their customers and other stakeholders. While these companies are not directly providing services of concern, their own behavior must ensure that they do not contribute to unethical conduct of companies, that they respect the rights of their customers to avoid being harmed by these products (such as smoke-free restaurants), and that their participation in these activities does not conflict with their primary business (such as family-oriented companies).

42	CBIS Proxy Voting Guidelines

9.4.1. Alcohol

■	We support resolutions aimed at reducing or eliminating marketing practices aimed at certain targeted market segments.

■	We support resolutions calling for the elimination of advertising “giveaways,” or sponsorships that are targeted to, or primarily given to, minors and members of minority groups.

9.4.2. Gambling

■	We support resolutions asking gaming companies to enact procedures to limit access to credit for individuals not able to demonstrate sufficient capital resources.

9.4.3. Tobacco

CBIS has a Catholic investment screen that restricts investment in companies that produce tobacco. For companies that do not directly produce the product, but are involved in other aspects of the tobacco industry, we have established guidelines for our interactions.

■	We support resolutions asking companies to provide educational materials on the health impacts of tobacco use.

9.4.3.1. Suppliers

There are many companies whose primary business is far removed from the tobacco business, but who have business units that supply materials to tobacco companies. This is of particular concern for consumer products companies that market services to families.

■	We support resolutions asking companies to evaluate the sale of businesses related to the tobacco industry, and to concentrate on their primary businesses.

9. Health	43

■	We support resolutions asking companies to spin off tobacco- related businesses from their core operations.

9.4.3.2. Tobacco Access to Minors/Tobacco Advertising

There is considerable concern about the availability of tobacco and tobacco-related products to minors. Critics of the tobacco industry assert that tobacco companies have deliberately tried to promote underage usage as a way of creating a future market for their products. Tobacco companies dispute this assertion, indicating that they only market to adults.

Based on revelations of previously confidential tobacco industry documents, it is clear that tobacco companies have been involved in campaigns meant to create a future market for their products. We do not view the results of these activities as coincidental or incidental.

There is also significant concern about tobacco industry advertising in targeted communities. We view efforts to increase market share among women, minorities, and other segments of society through the use of advertising as an unethical use of corporate resources.

■	We support resolutions asking media companies to eliminate tobacco advertising that appeals to minors.

■	We support resolutions asking media companies to eliminate tobacco advertising that is specifically targeted to women and minorities.

■	We support resolutions asking companies to take specific steps to monitor stores’ compliance with state restrictions on the sale of tobacco products to minors.

■	We support resolutions asking retail operators who sell tobacco products to report on their training programs for employees, to ensure compliance with local laws prohibiting sales to minors.

44	CBIS Proxy Voting Guidelines

10. Human Rights

10.1. GENERAL PRINCIPLES

Catholic social teaching has a long and rich history of promoting the rights of individuals. Rerum Novarum is a foundational work that prescribes the right of each human not just to exist, but to be provided with an environment that promotes the full development of the individual. It articulates the Church’s commitment to the cause of the individual as worker. Many other faith traditions also have statements that focus on the rights of the individual within the context of society.

The Universal Declaration of Human Rights is the most widely recognized secular resource in defining human rights. Crafted by the United Nations and adopted by the General Assembly in 1948, it has become the seminal work that has guided the crafting of many other human rights statements worldwide.1

The Declaration identifies “first generation” rights (political) that speak to the right of individuals to be protected from capricious governmental actions.2 The Declaration also addresses “second generation” rights (social) that permit citizens to realize their full human potential within the context of their society.3

1.	Universal Declaration of Human Rights. New York, United Nations, 1993. Number DPI/876/Rev. 1. See also The International Bill of Human Rights. New York, United Nations, 1993. Number DPI/925/Rev.

2.	Examples of “first generation” rights: right to be free from excessive detention without charges being filed; right to due process; right to freedom of movement within borders of own State; right to life, liberty, and security, etc.

3.	Examples of “second generation” rights: right to education; equal protection for mothers and children regardless of their status; right to participate in the cultural life of the community, etc.

10. Human Rights	45

There are many countries where human rights are not consistently enforced. U.S. corporations may buy products or set up production facilities in these countries. They may also operate in these countries through joint ventures with companies that are controlled or owned by a regime, or by key members of a regime, deemed by the international community to be violating the human rights of its citizens.

To the degree that profits derive from the exploitation of foreign workers, U.S. corporations and investors benefit from the diminution of those workers’ humanity —which poses serious ethical problems for socially responsible investors.

Our expectations for companies doing business abroad are summarized as follows:

■	The community, not the company, is the center of economic activity. The purpose of a company is to offer useful and desirable products to consumers, opportunities to workers, and financial returns to investors. The human and natural resources used in business operations belong to the communities from which they come. The corporation, therefore, is part of the community and not separate from it. All stakeholders are partners and have a right to fully participate in decision-making on matters of relevance to them.

■	Companies must uphold universal human rights standards. All people are endowed with the same human rights, as detailed in the U.N. Charter and elsewhere. In developing human rights standards, companies will make use of universally accepted standards, such as the International Labor Organization conventions. Companies will not adopt business practices in developing countries that would be unacceptable in the United States or Europe. Companies should also ensure that their partnerships with local governments and other entities enhance, rather than compromise, human rights.

46	CBIS Proxy Voting Guidelines

■	Sustainable development must be a priority. Companies should make a long-term commitment to sustainable development as a condition of using local resources for their businesses. Sustainable communities are independent participants in economic life, providing locally created and sustained opportunities for economic and social development to present and future generations.

■	The supply chain is the company’s responsibility. Companies must attend to the impact of all aspects of bringing their products to market. They cannot relieve themselves of these duties by “outsourcing.” Companies must ensure that the activities of suppliers, partners, and distributors are consistent with the highest standards of human rights.

■	The company will engage a broad array of stakeholders to ensure transparency. In order to avoid sweatshop practices or other labor or human rights violations, companies should agree to allow independent third parties to monitor their overseas activities. Monitoring programs must include a broad array of stakeholders, including local human rights groups. Companies should make their shareholders and other stakeholders aware of the results of these audits, and provide any other relevant information.

10.2. VENDOR STANDARDS

In order to reduce labor costs and focus their workforce on marketing activities rather than manufacturing, many companies outsource their production to external manufacturing companies located in the developing world. Companies may take advantage, not only of low wage standards found in developing countries, but of lax environmental and worker safety standards as well. The result can be labor conditions that are hazardous to the health of workers and communities and fail to provide for a decent standard of living. Recent controversies about labor conditions in China, India, and Bangladesh highlight the widespread nature of these problems.

10. Human Rights	47

■	We support resolutions calling for a just wage or for the company to study whether it is providing a just wage.

■	We support resolutions asking companies to develop, implement, and report on policies and initiatives to eliminate forced/slave labor, child labor, and sexual exploitation in their operations and those of their suppliers.

■	We support resolutions asking companies to develop, implement, and report on policies and initiatives to combat human trafficking and slavery.

■	We support resolutions calling for higher standards of worker health and safety.

■	We support resolutions asking companies to end discrimination and discriminatory practices against any group.

■	We support resolutions requesting that a company establish independent monitoring of suppliers that it owns or with whom it contracts. The independent monitoring needs to include local non- governmental organizations (NGO) and/or local stakeholder groups.

■	We support resolutions asking companies to report on policies and initiatives to ensure responsible working conditions throughout their supply chain.

■	We support resolutions that ask for statistical information and policy statements regarding nondiscriminatory hiring, performance evaluation and advancement, and affirmative action progress.

48	CBIS Proxy Voting Guidelines

■	We support resolutions asking a company to tie executive compensation to improved social practices in its overseas factories.

10.3. GLOBAL STANDARDS

As the impact of multinational corporations grows, shareholders have begun to ask companies to adopt comprehensive codes of conduct that encompass all aspects of their business, including worker rights, environmental protection, diversity and corporate governance.

■	CBIS supports resolutions calling for companies to develop global codes of conduct, as long as those codes are consistent with the values of our participants. We expect that company principles will be consistent with and reference the conventions of The International Labor Organization (ILO) (affiliated with the United Nations), the most comprehensive generally accepted principles for labor rights in the world.

■	CBIS supports resolutions asking for companies to report on the sustainability of their practices. The Global Reporting Initiative (GRI) is one such reporting tool.

■	We support resolutions requesting that companies include adherence to strict environmental standards in the practices and facilities they operate, as well as those of their contractors.

10.4. NATIONS AND COMMUNITIES

We carefully review resolutions addressing operations in countries where human rights are not respected, to make sure that companies are not complicit in or contributing to human rights violations.

■	We support resolutions asking companies to develop or adopt a code of responsible business practices for their operations in specific countries of concern, as long as those codes are consistent with the values of our participants. These codes should be developed with local stakeholder input.

10. Human Rights	49

■	We support, on a case-by-case basis, resolutions asking companies to cease operations in countries that have been identified by the international community as major transgressors against human rights.

■	We support resolutions calling for companies to examine their partnerships with governments in light of human rights criteria and to engage in those partnerships only if they serve to enhance human rights and human development. We expect that any examination and decision-making will be undertaken with the input of local people.

■	We support resolutions asking companies to ensure that security arrangements do not compromise the human rights of local communities.

■	We support resolutions asking companies to report on the impacts related to the outsourcing of business to developing countries. We oppose resolutions asking companies to curtail outsourcing activities.

50	CBIS Proxy Voting Guidelines

11. Life Ethics

Since CBIS has established a Catholic investment screen restricting investment in companies that directly contribute to or participate in the cessation of human life, we do not own securities of any companies that are directly involved in these activities. As a result, it is unlikely that we would vote proxies with these companies.

There may be companies whose products are not manufactured specifically for purposes of ending life, and which have no direct participation in this activity, yet are engaged in activities that raise life ethics concerns. In these situations, there may be a possibility of voting a proxy ballot containing a proposal addressing a life ethics issue.

■	Generally, CBIS will support resolutions that seek to curtail corporate activities which contribute to ending human life and that promote respect for human life consistent with Catholic teachings on life ethics.

■	We support resolutions asking a company to publicly affirm whether its product(s) contribute to life-ending activities.

■	We support resolutions asking a company to take all reasonable efforts to restrict access to company product(s) for those who would use the same for cessation of human life.

11. Life Ethics	51

12. Ownership Rights & Corporate Defenses

12.1. CONFIDENTIAL VOTING

Open balloting allows companies to obtain information about institutional shareholders, and to resolicit them in order to urge them to change their votes. We see no reason why confidential voting, a basic tenet of democracy, should not be applied to corporate governance.

■	We support resolutions asking that the company institute confidential voting.

12.2. STOCK-RELATED PROPOSALS

12.2.1. Issuance of Stock / Increasing Shares

There are many appropriate reasons why a company may increase or decrease the number of its authorized shares. However, shareholders are owners of the company, and the number and amount of shares they own determine their level of ownership. As a result, proposals that seek to change the level of shareholders’ ownership interest deserve special attention.

52	CBIS Proxy Voting Guidelines

Of prime concern in analyzing these issues is the dilution of shareholders’ interest in the company.

■	We support, on a case-by-case basis, requests for issuing stock for specific corporate activities, as long as the issuance is consistent with other matters described in this document.

■	We support resolutions that seek the issuance of stock for matters that are considered to be routine. However, we will oppose increases that are excessive given the company’s situation.

■	We generally oppose the issuance of certain types of stock, such as preferred, dual-class common, etc., where the voting rights deviate from the one-share, one-vote concept.

■	We oppose resolutions that seek to issue new stock or increase shares when that activity is to advance antitakeover activities, such as poison pill plans, greenmail, etc.

■	We oppose the issuance of blank-check preferred stock, which may be used at any time by the company and with unspecified terms (including extra voting rights) that may be defined at a later date by the Directors without shareholder approval.

■	We oppose the issuance of authorized preferred stock if the Board asks for unlimited rights in determining the terms and conditions for its use without prior shareholder approval.

12.2.2. Preferred Rights

Owners have the right to defend their stakes in a firm against dilution (preemptive rights). These rights are traditional in Europe, especially in the U.K., to prevent private trans-Atlantic placements at a discount to domestic prices. Many U.S. companies have dropped the provision of these rights.

12. Ownership Rights & Corporate Defenses	53

Proposals to drop or establish preemptive rights are voted on a case-by- case basis, considering the market capitalization of the company, the number of shareholders and the cost of providing such rights to all.

12.3. CORPORATE RESTRUCTURING

Mergers, acquisitions, spin-offs and other forms of corporate restructuring involve a change in control of the company’s assets. CBIS considers them a matter of both financial and social interest. These proposals are voted on a case-by-case basis after careful study of the business decisions that led to the proposal, as well as the recommendations of management, outside analysts, and other advisors.

As long-term investors, our decisions about corporate restructuring proposals are based on the long-term prospects for the new entity, and not on short-term benefits that may accrue to shareowners. At a minimum, we expect that any rationale for a restructuring be accompanied by an analysis of its long-term effect on the company.

In addition, we believe that transactions that materially affect current shareholders’ ownership in the new entity must be scrutinized closely, especially when the ownership position will be a minority one. We also prefer that management consider effects on the company’s various stakeholders, including customers, suppliers, employees, and host communities.

■	We support resolutions asking management to study and report on the impact of a restructuring plan on the various stakeholders in the company.

■	We oppose restructuring that places the interests of one stakeholder group above others. We will consider a number of social factors, including executive compensation, layoffs, environmental sustainability, and community impact.

■	We oppose the payment of restructuring expenses without some demonstrably clear long-term benefit accruing to shareowners.

54	CBIS Proxy Voting Guidelines

■	Unless there are significant synergies to be achieved, we oppose diversification strategies that result in payment of a premium, when independent open market purchases by shareholders can afford the same benefit at lower cost.

■	We oppose restructuring that results in the establishment of a weak corporate governance regime, including restructuring that involves and violates our voting stance on reincorporation, board classification, poison pills, or other significant corporate governance issues.

■	We oppose a hostile bid, even at the sacrifice of an immediate premium, if we believe that the long-term interests of shareholders will best be served by the continuation of the company as is. We also consider the community impact of a hostile bid.

■	We oppose mergers that involve companies restricted under our Catholic investment screens.

■	We vote against proposals to adjourn meetings in order to solicit additional proxies in order to approve a merger agreement. This runs counter to the idea of shareholder democracy.

12.4. REINCORPORATING

At times, shareholders are asked to approve a change in the state where the company is incorporated. This may be done for ordinary business reasons, e.g., the company wants to incorporate in the state of its most active operations or where its headquarters is located. However, it can sometimes be an attempt to relocate to a state that has enacted stringent antitakeover or lenient directors’ responsibility laws.

Reincorporation to foreign countries has become more common in recent years as well. Companies often reincorporate abroad, usually while retaining most corporate and operational functions in the U.S., in order to avoid paying U.S. taxes and possibly to take advantage of lax corporate governance standards. We cannot support such efforts to weaken corporate governance protections or avoid legal tax liabilities.

12. Ownership Rights & Corporate Defenses	55

■	We support reincorporation only when there are valid business reasons for it.

■	We oppose reincorporation outside the United States if shareholder rights will be impacted, or if the primary reason for reincorporation is tax avoidance.

■	We support resolutions to opt out of state laws that violate our stances on key governance issues, such as antitakeover measures.

■	Other reincorporation and opt-out resolutions are voted on a case-by- case basis.

12.5. CORPORATE TAKEOVER DEFENSES

12.5.1. Golden Parachutes

A golden parachute is an employment contract that rewards top executives with generous severance benefits in the event of a change in control. Silver and tin parachutes are similar arrangements for middle management and non-management personnel. Companies are required to submit golden parachutes to a shareholder vote.

Properly conceived, a generous severance arrangement can free management to act in the best interests of shareowners in responding to acquisition offers. Often, however, it is an attempt to raise the cost to a third party of acquiring the company, discouraging all such offers.

■	We support severance contracts on a case-by-case basis. Criteria for analyzing the actual approval of parachute plans include necessity, breadth of participation, payout size, sensitivity of triggers, and leveraged buyout restrictions.

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12.5.2. Poison Pills

Shareholder rights plans (poison pills) are the most prevalent type of antitakeover defense measures. They come in many forms, have a number of unique names, and are used to prevent the acquisition of a company.

A poison pill is designed to make a company a less attractive takeover target. By triggering a pill’s provision, an acquirer/bidder has to swallow some bitter medicine — dramatically increased costs — to successfully complete its takeover.

■	A scorched-earth policy is used by a takeover target to make itself wholly unattractive to a takeover bidder. It may, for example, require the sale of the most attractive assets (the crown jewels) of a company, or it may schedule all debt to become due immediately after a merger.

■	The earliest pill was a preferred stock plan, in which a dividend of preferred stock convertible into common stock was issued. If triggered, the holders of the preferred stock — other than the raider — redeemed it at the highest price paid for common stock during the past year.

■	Back-end plans allow shareholders — other than the acquirer — to exchange shares for a specified amount of cash or notes far in excess of market value.

■	Voting plans distribute preferred shares with multiple votes that are exercisable when triggered. Back-end plans and various courts have found voting plans discriminatory, but elements may be found in current pills.

■	Dead-hand poison pills allow a shareholder rights plan to be redeemed only by the individual Directors who enacted it, empowering Directors after their term of service with the company has ended and making it more difficult for current Directors to act in the interests of shareholders.

12. Ownership Rights & Corporate Defenses	57

■	Flip-over rights in a poison pill give shareholders the right to purchase shares in the surviving company at half the market value upon a business combination. Flip-in rights allow purchase of shares in one’s own company at deep discounts when triggered, typically upon acquisition of 20% of the company’s voting stock. Many pills contain both flip-over and flip-in provisions.

Enacting these and similar deterrence provisions may entrench current management. In the short term, the deterrent effect of these devices tends to decrease shareholder value, and the long-term effect is indeterminable.

Any activity which automatically restricts consideration of an acquisition, without first exploring the merits of the offer, or which serves mainly to entrench current management, is not viewed favorably.

■	We support resolutions that call for shareholder approval of shareholder rights plans.

■	We oppose resolutions that seek to limit or restrict the ability of shareholders to vote on these plans.

■	We oppose the introduction of poison pills, unless they are presented with convincing arguments in a specific case.

12.6. SUPERMAJORITY VOTE

Supermajority voting provisions in a company’s by-laws usually require anywhere from 67% to 85% of outstanding shares to approve an action. We believe this type of provision to be an erosion of the principle of majority rule.

■	We support resolutions limiting supermajority voting provisions and oppose resolutions that seek to institute these provisions.

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12.7. SPECIAL MEETINGS / ACTION BY WRITTEN CONSENT

While management generally may call special meetings at any time, shareholders are often limited or prevented from doing so. Such limits can be invoked to prevent a bidder from calling a meeting to address a possible takeover. However, this also eliminates an important tool shareholders possess to force management to address other issues, including social responsibility.

Shareholders may generally initiate and implement a shareholder action without waiting for the annual meeting, or calling a special meeting, by obtaining the written consent of a certain percentage of the ownership. Elimination of this right can be a takeover defense.

■	We support reasonable limitations on the right of shareholders to call special meetings, and oppose the total elimination of this right.

■	We may support reasonable limitations on the use of written consent, and oppose the total elimination of this right.

12. Ownership Rights & Corporate Defenses	59

13. Peace

Protection and preservation of life is a core teaching of the Catholic faith. CBIS participants are concerned both about the global proliferation of offensive military capability and the increase in handguns and other weapons in local communities.

A 1994 document, “The International Arms Trade: an Ethical Reflection,” summarizes the position of the Church on arms production: “The right of legitimate defense exists, [but] it is not an absolute right; it is coupled with the duty to do all possible to reduce to a minimum, and indeed eliminate, the causes of violence… Arms can never in any way be treated like other goods exchanged on the world or internal market. While the possession of arms can serve as a deterrent, arms also have another finality. There is a close and indissociable relationship between arms and violence.”

The policy is informed by recognition of the delicate balance between the legitimate need for national defense and what our participants consider to be the illegitimate, excessive buildup of arms for other purposes. According to this view, military activities must be designed only to reduce violence and the threat of violence. Those designed for purposes beyond those necessary to protect innocent citizens are unacceptable to a majority of our participants because they contribute to the spread of violence.

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CBIS’ Catholic investment screens prohibit ownership of the major contributors to global militarism (but not all military contractors); the manufacturers of landmines; and the producers of handguns for the retail market.

■	We support resolutions asking management to consider prospective military contracts in the light of basic canons of ethical business practice, environmental impact, stability of employment, lobbying practices and costs, company dependence on militarism, export practices, and the social consequences of nuclear, space, chemical and biological weapons systems.

■	We support resolutions asking management to develop and report on current and potential plans for economic diversification and conversion of facilities that currently service military contracts.

■	We support resolutions asking companies to report on or to provide a rationale for their foreign military sales.

■	We support resolutions asking companies to report on foreign military sales.

■	We support resolutions asking retailers to restrict the sale of firearms that threaten the safety or well-being of communities.

■	We support resolutions asking companies to develop policies aimed at curtailing the sale to minors of electronic media, including video games, that are inappropriate for children and teenagers.

13. Peace	61

Christian Brothers Investment Services (CBIS) manages funds for Catholic organizations seeking to combine faith and finance through the responsible stewardship of Catholic assets. CBIS’ combination of premier institutional asset managers, diversified product offerings, and careful risk-control strategies constitutes a unique investment approach particularly suited to Catholic institutions and their fiduciaries. CBIS strives to integrate faith- based values into the investment process through Catholic Responsible Investing, a disciplined approach to investing that includes Catholic investment screens and active ownership strategies (proxy voting, corporate engagements, and shareholder resolutions). The firm contributes a portion of all profits to support the Church’s educational and social ministry.

Copyright © 1993, 1999, 2003, 2006, 2015 by Christian Brothers Investment Services, Inc. (CBIS)

All rights reserved. No portion of this material may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopying, recording or by any information storage and retrieval system, without the express, written permission of CBIS.

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APPENDIX C

Predecessor Funds’ 12/31/20 Audited Financial Statements

Predecessor Funds’ Full Schedules of Investments as of 12/31/20

Predecessor Funds’ Unaudited 6/30/21 Financial Statements

Predecessor Funds’ Full Schedules of Investments as of 6/30/21

Predecessor Funds’ 12/31/20 Audited Financial Statements

CATHOLIC UNITED INVESTMENT TRUST

ANNUAL REPORT

(AUDITED)

December 31, 2020

CATHOLIC UNITED INVESTMENT TRUST

GRANT THORNTON LLP

Grant Thornton Tower

171 N. Clark St. Suite 200

Chicago, IL 60601-3370

D	+1 312 856 0200
F	+1 312 602 8099

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Trustees and Unitholders of

Catholic United Investment Trust

We have audited the accompanying financial statements of Catholic United Investment Trust, comprising the Money Market Fund, Short Bond Fund, Intermediate Diversified Bond Fund, Opportunistic Bond Fund, Value Equity Fund, Core Equity Index Fund, Growth Fund, International Equity Fund, Small Capitalization Equity Index Fund, International Small Capitalization Equity Fund, Magnus 45 55 Fund, Magnus 60 40 Alpha Plus Fund, Magnus 60 40 Beta Plus Fund, and Magnus 75 25 Fund (collectively, the “Funds”), which comprise the statements of assets and liabilities, including the condensed schedules of investments, as of December 31, 2020, and the related statements of operations, changes in net assets and financial highlights for each of the periods indicated in the table below, and the related notes to the financial statements.

Fund	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights

Money Market Fund; Short Bond Fund; Intermediate Diversified Bond Fund; Opportunistic Bond Fund; Value Equity Fund; Core Equity Index Fund; Growth Fund; International Equity Fund; Small Capitalization Equity Index Fund

	For the years ended December 31, 2020 and 2019	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
International Small Capitalization Equity Fund(1)	For the year ended December 31, 2020 and the period from Commencement of Operations through December 31, 2019	For the year ended December 31, 2020 and the period from Commencement of Operations through December 31, 2019	For the year ended December 31, 2020 and the period from Commencement of Operations through December 31, 2019
Magnus 45 55 Fund(2); Magnus 60 40 Alpha Plus Fund(3); Magnus 60 40 Beta Plus Fund(4); Magnus 75 25 Fund(5)	For the years ended December 31, 2020 and 2019	For each of the two years in the period ended December 31, 2020	For each of the two years in the period ended December 31, 2020 and for the period from Commencement of Operations through December 31, 2018

(1)	Commencement of operations was December 23, 2019 for the International Small Capitalization Equity Fund.
(2)	Commencement of operations was October 9, 2018 for the Magnus 45 55 Fund.

GT.COM	Grant Thornton LLP is the U.S. member firm of Grant Thornton International Ltd (GTIL). GTIL and each of its member firms are separate legal entities and are not a worldwide partnership.

(3)	Commencement of operations was July 17, 2018 for the Magnus 60 40 Alpha Plus Fund.
(4)	Commencement of operations was August 28, 2018 for the Magnus 60 40 Beta Plus Fund.
(5)	Commencement of operations was November 20, 2018 for the Magnus 75 25 Fund.

Management's responsibility for the financial statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor's responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Fund, Short Bond Fund, Intermediate Diversified Bond Fund, Opportunistic Bond Fund, Value Equity Fund, Core Equity Index Fund, Growth Fund, International Equity Fund, Small Capitalization Equity Index Fund, International Small Capitalization Equity Fund, Magnus 45 55 Fund, Magnus 60 40 Alpha Plus Fund, Magnus 60 40 Beta Plus Fund, and Magnus 75 25 Fund as of December 31, 2020, and the results of their operations and their changes in net assets, and the financial highlights for the periods indicated in the table above, in accordance with accounting principles generally accepted in the United States of America.

/s/ GRANT THORNTON LLP

Chicago, Illinois

November 29, 2021

CATHOLIC UNITED INVESTMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2020

	Money Market Fund	Short Bond Fund	Intermediate Diversified Bond Fund	Opportunistic Bond Fund
ASSETS:
Investments, at amortized cost	$106,490,194	$467,068,034	$1,525,413,281	$454,795,459
Investments, at fair value	$106,508,873	$475,520,408	$1,618,479,778	$474,228,731
Cash	—	—	375,081	9,404,913
Cash collateral for futures contracts	—	—	1,202,069	1,054,788
OTC swaps, at value (premiums paid $–, $–, $– and $117,018, respectively)	—	—	—	122,448
Receivables:
Fund Shares sold	185,405	1,029,435	7,981,259	5,233,735
Interest	22,344	2,505,717	8,512,334	2,584,486
Investment securities sold	—	5,659	34,797,228	541,410
Tax reclaims dividends	—	—	—	2,920
Variation margin	—	—	51,304	10,562
Total assets	106,716,622	479,061,219	1,671,399,053	493,183,993

LIABILITIES:
Payables:
Securities sold short at fair value (proceeds $–, $–, $– and $388,042, respectively)	—	—	—	486,044
Written options, at value (premiums received $–, $–, $– and $21,504, respectively)	—	—	—	3,024
Collateral on swaps	—	—	—	426,697
Cash overdraft	6,395,598	—	—	—
Investment securities purchased	2,449,309	1,013,789	87,033,689	500,000
Fund Shares redeemed	276,012	—	2,737,498	2,597,547
Other fees	19,016	72,638	191,318	119,808
Investment advisory and administrative fees	7,403	82,655	331,457	103,398
Distribution payable	—	710,451	2,779,005	772,923
Interest purchased	—	670	21,953	—
Securities lending collateral	—	2,218,561	6,979,765	1,439,059
Total liabilities	9,147,338	4,098,764	100,074,685	6,448,500

NET ASSETS	$97,569,284	$474,962,455	$1,571,324,368	$486,735,493

NET ASSETS CONSIST OF:
Paid-in capital	$97,561,919	$466,362,223	$1,248,557,884	$444,625,272
Accumulated undistributed net investment income (loss)	9	—	(33,473)	(312,589)
Accumulated net realized gain (loss)	(11,323)	147,858	229,257,801	22,850,342
Net unrealized appreciation (depreciation) on investments, futures contracts, options and swaps	18,679	8,452,374	93,542,156	19,572,468
NET ASSETS	$97,569,284	$474,962,455	$1,571,324,368	$486,735,493

FUND SHARES OUTSTANDING	9,756,192	N/A	N/A	N/A

NET ASSET VALUE PER FUND SHARE OUTSTANDING	$10.00	N/A	N/A	N/A
CLASS A SHARES
Net assets applicable to fund shares outstanding	N/A	$335,385,750	$74,817,525	$34,865,921
Fund shares outstanding	N/A	29,844,258	4,831,467	3,212,331
Net asset value per fund share outstanding	N/A	$11.24	$15.49	$10.85
CLASS B SHARES
Net assets applicable to fund shares outstanding	N/A	N/A	$1,213,039,456	$307,088,036
Fund shares outstanding	N/A	N/A	78,113,605	28,204,768
Net asset value per fund share outstanding	N/A	N/A	$15.53	$10.89
CLASS X SHARES
Net assets applicable to fund shares outstanding	N/A	$139,576,705	$283,467,387	$144,781,536
Fund shares outstanding	N/A	13,564,208	24,878,412	13,035,845
Net asset value per fund share outstanding	N/A	$10.29	$11.39	$11.11

See notes to financial statements.	Page 3 of 73

CATHOLIC UNITED INVESTMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2020

	Value Equity Fund	Core Equity Index Fund	Growth Fund
ASSETS:
Investments, at amortized cost	$284,202,563	$1,728,709,753	$242,047,460
Investments, at fair value	$360,722,541	$2,735,420,360	$379,782,284
Cash	—	—	38
Cash collateral for futures contracts	—	341,000	—
Receivables:
Fund Shares sold	1,309,300	9,762,915	5,207,520
Dividends	350,232	1,763,818	53,325
Investment securities sold	31,528	440,000	2,475,408
Tax reclaims dividends	933	—	—
Interest	76	341	43
Variation margin	—	87,330	—
Total assets	362,414,610	2,747,815,764	387,518,618

LIABILITIES:
Payables:
Distribution payable	1,341,516	9,980,547	—
Fund Shares redeemed	782,525	560,261	7,684,333
Securities lending collateral	177,660	1,869,225	—
Investment advisory and administrative fees	132,062	101,183	181,175
Other fees	99,020	348,585	116,968
Investment securities purchased	21,791	10,188,905	568,345
Total liabilities	2,554,574	23,048,706	8,550,821

NET ASSETS	$359,860,036	$2,724,767,058	$378,967,797

NET ASSETS CONSIST OF:
Paid-in capital	$(94,107,574)	$687,133,312	$(201,890,196)
Accumulated undistributed net investment income (loss)	(1,574)	—	4,669,076
Accumulated net realized gain (loss)	377,449,206	1,030,615,887	438,454,093
Net unrealized appreciation (depreciation) on investments and futures contracts	76,519,978	1,007,017,859	137,734,824
NET ASSETS	$359,860,036	$2,724,767,058	$378,967,797

FUND SHARES OUTSTANDING	N/A	N/A	N/A

NET ASSET VALUE PER FUND SHARE OUTSTANDING	N/A	N/A	N/A
CLASS A SHARES
Net assets applicable to fund shares outstanding	$58,377,866	$70,159,724	$64,628,305
Fund shares outstanding	795,158	796,805	385,945
Net asset value per fund share outstanding	$73.42	$88.05	$167.45
CLASS B SHARES
Net assets applicable to fund shares outstanding	$155,351,502	$1,756,400,269	$178,513,247
Fund shares outstanding	2,103,707	19,853,738	1,008,466
Net asset value per fund share outstanding	$73.85	$88.47	$177.01
CLASS C SHARES
Net assets applicable to fund shares outstanding	N/A	$539,009,878	N/A
Fund shares outstanding	N/A	6,077,525	N/A
Net asset value per fund share outstanding	N/A	$88.69	N/A
CLASS X SHARES
Net assets applicable to fund shares outstanding	$146,130,668	$359,197,187	$135,826,245
Fund shares outstanding	13,920,254	26,777,232	8,393,835
Net asset value per fund share outstanding	$10.50	$13.41	$16.18

See notes to financial statements.	Page 4 of 73

CATHOLIC UNITED INVESTMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2020

	International Equity Fund	Small Capitalization Equity Index Fund	International Small Capitalization Equity Fund
ASSETS:
Investments, at amortized cost	$948,994,844	$440,358,146	$54,733,547
Investments, at fair value	$1,335,893,396	$502,609,224	$62,954,401
Cash	1,028,609	—	680,536
Cash collateral for futures contracts	—	174,000	—
Receivables:
Fund Shares sold	6,997,930	595,549	734
Investment securities sold	4,596,947	—	67,408
Tax reclaims dividends	2,242,164	—	15,105
Dividends	956,742	563,344	78,844
Interest	717	106	20
Unrealized gain on forward foreign currency contracts	12,599	—	493
Other assets	—	—	16,192
Total assets	1,351,729,104	503,942,223	63,813,733

LIABILITIES:
Payables:
Securities lending collateral	18,466,976	8,478,980	—
Fund Shares redeemed	6,961,557	1,848,007	—
Investment securities purchased	4,525,233	—	560,215
Investment advisory and administrative fees	514,907	75,032	—
Other fees	269,311	361,868	182,283
Unrealized loss on forward foreign currency contracts	514	—	3
Cash overdraft	—	24,066	—
Variation margin	—	2,465	—
Total liabilities	30,738,498	10,790,418	742,501

NET ASSETS	$1,320,990,606	$493,151,805	$63,071,232

NET ASSETS CONSIST OF:
Paid-in capital	$490,101,879	$125,050,766	$56,138,424
Accumulated undistributed net investment income (loss)	143,860,001	50,997,679	1,057,905
Accumulated net realized gain (loss)	299,916,090	254,857,249	(2,356,126)
Net unrealized appreciation (depreciation) on investments and futures contracts	387,112,636	62,246,111	8,231,029
NET ASSETS	$1,320,990,606	$493,151,805	$63,071,232

FUND SHARES OUTSTANDING	N/A	N/A	N/A

NET ASSET VALUE PER FUND SHARE OUTSTANDING	N/A	N/A	N/A
CLASS A SHARES
Net assets applicable to fund shares outstanding	$79,525,600	$50,115,119	N/A
Fund shares outstanding	1,532,769	1,885,876	N/A
Net asset value per fund share outstanding	$51.88	$26.57	N/A
CLASS B SHARES
Net assets applicable to fund shares outstanding	$694,795,181	$334,412,308	$13,238,221
Fund shares outstanding	12,267,956	12,082,534	1,229,420
Net asset value per fund share outstanding	$56.63	$27.68	$10.77
CLASS C SHARES
Net assets applicable to fund shares outstanding	$338,497,919	N/A	N/A
Fund shares outstanding	5,863,996	N/A	N/A
Net asset value per fund share outstanding	$57.72	N/A	N/A
CLASS X SHARES
Net assets applicable to fund shares outstanding	$208,171,906	$108,624,378	$49,833,011
Fund shares outstanding	15,646,170	9,792,528	4,578,630
Net asset value per fund share outstanding	$13.30	$11.09	$10.88

See notes to financial statements.	Page 5 of 73

CATHOLIC UNITED INVESTMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2020

	Magnus 45 55 Fund	Magnus 60 40 Alpha Plus Fund	Magnus 60 40 Beta Plus Fund	Magnus 75 25 Fund
ASSETS:
Investments, at amortized cost	$67,124,851	$797,985,487	$239,160,412	$195,541,111
Investments, at fair value	$77,074,333	$977,089,798	$288,594,063	$232,761,888
Cash	—	4,165	20,286	—
Receivables:
Dividends	142,817	1,613,383	600,490	444,026
Fund Shares sold	—	50,000	—	—
Total assets	77,217,150	978,757,346	289,214,839	233,205,914

LIABILITIES:
Payables:
Investment securities purchased	142,817	1,617,545	620,776	444,026
Investment advisory and administrative fees	31,695	478,872	102,280	94,386
Fund Shares redeemed	—	296	—	—
Total liabilities	174,512	2,096,713	723,056	538,412

NET ASSETS	$77,042,638	$976,660,633	$288,491,783	$232,667,502

NET ASSETS CONSIST OF:
Paid-in capital	$63,429,461	$757,705,281	$230,061,461	$188,048,845
Accumulated undistributed net investment income (loss)	1,240,199	14,816,133	5,588,174	2,008,048
Accumulated net realized gain (loss)	2,423,496	25,034,908	3,408,497	5,389,832
Net unrealized appreciation (depreciation) on investments	9,949,482	179,104,311	49,433,651	37,220,777
NET ASSETS	$77,042,638	$976,660,633	$288,491,783	$232,667,502

FUND SHARES OUTSTANDING	N/A	N/A	N/A	N/A

NET ASSET VALUE PER FUND SHARE OUTSTANDING	N/A	N/A	N/A	N/A

CLASS A SHARES
Net assets applicable to fund shares outstanding	$36,491,715	$421,893,482	$124,166,683	$59,402,251
Fund shares outstanding	2,865,410	33,041,080	9,758,058	4,278,896
Net asset value per fund share outstanding	$12.74	$12.77	$12.72	$13.88
CLASS B SHARES
Net assets applicable to fund shares outstanding	$40,550,923	$554,767,151	$164,325,100	$173,265,251
Fund shares outstanding	3,178,117	43,235,563	12,720,329	12,441,770
Net asset value per fund share outstanding	$12.76	$12.83	$12.92	$13.93

See notes to financial statements.	Page 6 of 73

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

MONEY MARKET FUND

December 31, 2020

The Portfolio (Unaudited)
Portfolio Asset Mix (% of Net Assets)
Fixed Income Securities:
Asset Backed Securities	9.31%
Certificate of Deposit	5.61%
Commercial Paper	6.35%
Corporate Obligations	4.96%
Sovereign	4.98%
U.S. Government Obligations	64.74%
Short-Term Investments	6.65%
Short-Term Investments-Repurchase Agreements	6.56%
Liabilities, Less Other Assets	-9.16%

This schedule summarizes the Fund's holdings by asset type.

Details are reported for each of the Fund's 50 largest holdings, or investments greater than 1%.

The total value of any other assets are reported as single amounts within each asset category.

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

MONEY MARKET FUND

December 31, 2020

Principal Amount		Percent of Net Assets	Fair Value
	Asset Backed Securities
$725,000	Discover Card Execution Note Trust, Class A, Series 2019-A2, 0.43%, 12/15/23		$725,723
	Other Asset Backed Securities		8,354,555
	Total Asset Backed Securities	9.31%	9,080,278
	(Cost $9,070,171)
	Corporate Obligations
	Consumer, Cyclical	0.79%
	Total Consumer, Cyclical		775,365
	Financials	2.67%
600,000	Wells Fargo & Co., 2.10%, 07/26/21		606,052
	Other Financials		1,999,853
	Total Financials		2,605,905
	Industrials	0.61%
	Total Industrials		597,816
	Technology	0.28%
	Total Technology		275,399
	Utilities	0.61%
	Total Utilities		590,582
	Total Corporate Obligations	4.96%	4,845,067
	(Cost $4,843,225)
	Sovereign
1,000,000	Federal Farm Credit Banks Funding Corp., 0.22%, 02/1/21		$1,000,070
560,000	Federal Home Loan Banks, 0.15%, 01/28/21		560,018
1,005,000	Federal Home Loan Banks, 0.15%, 06/24/21		1,005,118
995,000	Federal Home Loan Banks, 0.15%, 05/26/21		995,156
985,000	Federal Home Loan Banks, 0.05%, 01/22/21		984,976
	Other Sovereign		310,005
	Total Sovereign	4.98%	4,855,343
	(Cost $4,855,000)
	U.S. Government Obligations
950,000	U.S. Cash Management Bill, 0.09%, 05/4/21		$949,731
2,500,000	U.S. Cash Management Bill, 0.09%, 06/1/21		2,499,126
1,450,000	U.S. Cash Management Bill, 0.09%, 06/8/21		1,449,423
1,000,000	U.S. Cash Management Bill, 0.11%, 03/16/21*		999,856
1,029,600	U.S. Treasury Bill, 0.09%, 05/27/21		1,029,283
3,000,000	U.S. Treasury Bill, 0.09%, 06/10/21		2,998,917
2,925,000	U.S. Treasury Bill, 0.09%, 06/24/21		2,923,854
3,000,000	U.S. Treasury Bill, 0.09-0.10%, 03/25/21*		2,999,500
2,000,000	U.S. Treasury Bill, 0.09%, 04/22/21		1,999,520
1,000,000	U.S. Treasury Bill, 0.10%, 03/2/21		999,872
1,400,000	U.S. Treasury Bill, 0.10%, 04/1/21		1,399,729
2,100,600	U.S. Treasury Bill, 0.08-0.10%, 03/11/21		2,100,311
3,896,100	U.S. Treasury Bill, 0.11-0.12%, 01/7/21*		3,896,090
1,500,000	U.S. Treasury Bill, 0.11%, 01/14/21		1,499,981
1,050,000	U.S. Treasury Bill, 0.11%, 02/2/21*		1,049,935
3,500,000	U.S. Treasury Bill, 0.10-0.12%, 02/18/21		3,499,716
2,500,000	U.S. Treasury Bill, 0.11%, 03/4/21		2,499,713
1,949,100	U.S. Treasury Bill, 0.11%, 04/29/21		1,948,571

Principal Amount		Percent of Net Assets	Fair Value
	U.S. Government Obligations (continued)
$1,500,000	U.S. Treasury Bill, 0.11%, 05/6/21*		$1,499,581
1,000,000	U.S. Treasury Bill, 0.11%, 12/30/21		999,000
1,500,000	U.S. Treasury Bill, 0.12%, 01/19/21*		1,499,975
919,600	U.S. Treasury Bill, 0.12%, 02/16/21*		919,523
2,100,000	U.S. Treasury Bill, 0.12%, 03/18/21*		2,099,702
1,000,000	U.S. Treasury Bill, 0.12%, 04/15/21		999,769
1,760,000	U.S. Treasury Bill, 0.13%, 01/21/21		1,759,963
1,500,000	U.S. Treasury Bill, 0.14%, 10/7/21		1,498,965
1,500,000	U.S. Treasury Bill, 0.14%, 11/4/21		1,498,844
3,450,000	U.S. Treasury Bill, 0.16%, 01/28/21*		3,449,868
4,000,000	U.S. Treasury Bill, 0.16%, 05/20/21*		3,998,772
850,000	U.S. Treasury Bill, 0.20%, 06/17/21		849,681
3,800,000	U.S. Treasury Floating Rate Note, 0.21%, 01/31/21*		3,800,317
850,000	U.S. Treasury Floating Rate Note, 0.23%, 04/30/21*		850,350
	Other U.S. Government Obligations		703,793
	Total U.S. Government Obligations	64.74%	63,171,231
	(Cost $63,164,874)
	Certificates of Deposit
	Financials	5.61%
650,000	Bank of Montreal/Chicago IL, 0.28%, 11/12/21		$649,746
600,000	Bank of Nova Scotia/Houston, 0.31%, 12/23/21		600,000
700,000	Cooperatieve Rabobank UA/NY, 0.25%, 09/17/21		699,854
900,000	Credit Agricole Corporate & Investment Bank SA, 0.22%, 05/19/21		900,072
650,000	Skandinaviska Enskilda Banken AB/New York NY, 0.25%, 05/13/21		650,084
600,000	Sumitomo Mitsui Trust, 0.27%, 05/17/21		600,024
	Other Financials		1,375,070
	Total Certificates of Deposit	5.61%	5,474,850
	(Cost $5,475,016)
	Commercial Paper
	Financials	5.84%
684,000	JP Morgan Securities LLC, Series 0.17, 01/4/21		$683,993
775,000	National Bank of Canada, Series 0.22, 05/13/21		774,442
825,000	Old Line Funding LLC, Series 0.21, 02/22/21		824,744
650,000	Svenska Handelsbanken AB, Series 0.25, 08/12/21		648,954
	Other Financials		2,763,926
	Total Financials		$5,696,059
	Sovereign	0.51%
	Total Sovereign		499,225
	Total Commercial Paper	6.35%	6,195,284
	(Cost $6,195,088)
	Short-Term Investments
6,486,820	Dreyfus Government Cash Management		$6,486,820
	Total Short-Term Investments	6.65%	6,486,820
	(Cost $6,486,820)

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

MONEY MARKET FUND

December 31, 2020

Principal Amount		Percent of Net Assets	Fair Value
	Short-Term Investments-Repurchase Agreements
$6,400,000	Trvo Barclays Capital, 0.05%, 01/4/21		$6,400,000
	Total Short-Term Investments-
	Repurchase Agreements	6.56%	6,400,000
	(Cost $6,400,000)
	Total Investments	109.16%	106,508,873
	(Cost $106,490,194)
	Liabilities, Less Other Assets	-9.16%	(8,939,589)
	Net Assets	100.00%	$97,569,284

*	All or a portion of this security is on loan. The market value of all loaned securities, including securities not in the top 50 holdings, is $27,460,001.

CATHOLIC UNITED INVESTMENT TRUST CONDENSED

SCHEDULE OF INVESTMENTS

SHORT BOND FUND

December 31, 2020

The Portfolio (Unaudited)
Portfolio Asset Mix (% of Net Assets)
Fixed Income Securities:
Asset Backed Securities	11.01%
Collateralized Mortgage Obligations	0.37%
Commercial Mortgage Backed Securities	6.05%
Corporate Obligations	46.73%
Municipals	3.75%
Sovereign	3.82%
U.S. Agency Obligations	9.36%
U.S. Government Obligations	17.15%
Short-Term Investments	1.41%
Short-Term Investments-Repurchase Agreements	0.47%
Liabilities, Less Other Assets	-0.12%

This schedule summarizes the Fund's holdings by asset type.

Details are reported for each of the Fund's 50 largest holdings, or investments greater than 1%.

The total value of any other assets are reported as single amounts within each asset category.

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

SHORT BOND FUND

December 31, 2020

Principal Amount		Percent of Net Assets	Fair Value
	Asset Backed Securities
$3,275,000	Ally Master Owner Trust, Class A2, Series 2018-1, 2.70%, 01/17/23		$3,277,929
3,750,000	Discover Card Execution Note Trust, Class A4, Series 2018-A4, 3.11%, 01/16/24		3,807,797
3,600,000	Golden Credit Card Trust, Class A, Series 2018-1A, 2.62%, 01/15/23		3,603,079
2,678,810	Great American Auto Leasing, Inc., Class A3, Series 2019-1, 3.05%, 09/15/22		2,718,701
2,600,000	Gte Auto Receivables Trust, Class A3, Series 2019- 1, 2.39%, 08/15/24		2,658,894
2,822,054	Navient Private Education Refi Loan Trust, Class A, Series 2019-GA, 2.40%, 10/15/68		2,889,680
3,500,000	PFS Financing Corp., Class A, Series 2020-A, 1.27%, 06/15/25		3,548,701
2,500,000	World Omni Select Auto Trust, Class B, Series 2020-A, 0.84%, 06/15/26		2,507,517
	Other Asset Backed Securities		27,253,433
	Total Asset Backed Securities	11.01%	52,265,731
	(Cost $51,965,299)
	Collateralized Mortgage Obligations
	Total Collateralized Mortgage Obligations	0.37%	1,746,376
	(Cost $1,691,779)
	Commercial Mortgage Backed Securities
3,200,000	GS Mortgage Securities Corp. II, Class A, Series 2012-BWTR, 2.95%, 11/5/34		3,196,373
2,700,000	Morgan Stanley Capital I Trust, Class B, Series 2017-CLS, 1.01%, 11/15/34		2,697,462
2,852,169	WFRBS Commercial Mortgage Trust, Class AFL, Series 2012-C7, 1.35%, 06/15/45		2,841,607
	Other Commercial Mortgage Backed Securities		20,000,827
	Total Commercial Mortgage Backed Securities	6.05%	28,736,269
	(Cost $28,681,989)
	Corporate Obligations
	Basic Materials	1.38%
	Total Basic Materials		6,564,798
	Communications	3.69%
2,400,000	Time Warner Entertainment Co. LP, 8.38%, 03/15/23		2,805,298
	Other Communications		14,716,573
	Total Communications		17,521,871
	Consumer, Cyclical	4.11%
2,400,000	Dollar Tree, Inc., 3.70%, 05/15/23		2,569,092
	Other Consumer, Cyclical		16,937,668
	Total Consumer, Cyclical		19,506,760
	Consumer, Non-cyclical	1.74%
	Total Consumer, Non-cyclical		8,295,529

Principal Amount		Percent of Net Assets	Fair Value
	Corporate Obligations (continued)
	Energy	2.56%
	Total Energy		$12,146,028
	Financials	24.81%
$2,400,000	American Express Co., 2.65%, 12/2/22		$2,505,216
3,265,000	American Tower Trust #1, Class 2A, Series 2013-13, 3.07%, 03/15/23		3,329,061
2,418,000	Bbva USA, 2.88%, 06/29/22		2,505,729
3,000,000	Bpce SA, 1.43%, 05/22/22		3,034,493
3,300,000	Citigroup, Inc., 3.14%, 01/24/23		3,393,350
2,500,000	Cooperatieve Rabobank Ua, 3.95%, 11/9/22		2,654,102
3,070,833	DY8 Leasing LLC, 2.63%, 04/29/26		3,237,572
2,484,014	Export Lease Ten Co. LLC, 1.65%, 05/7/25		2,548,886
2,425,000	Five Corners Funding Trust, 4.42%, 11/15/23		2,689,869
3,325,000	Goldman Sachs Group, Inc. (The), 2.91%, 07/24/23		3,453,476
2,612,499	Harar Leasing LLC, Series 2013, 2.58%, 07/2/25		2,734,429
2,500,000	HSBC Holdings PLC, 3.03%, 11/22/23		2,626,943
2,500,000	Manufacturers & Traders Trust Co., 0.87%, 12/1/21*		2,500,706
3,000,000	Massachusetts Mutual Life Insurance Co., 7.63%, 11/15/23		3,398,765
2,425,000	Royal Bank of Canada, Series G, 2.80%, 04/29/22*		2,507,012
2,450,000	Standard Chartered PLC, 2.74%, 09/10/22		2,484,798
2,500,000	TD Ameritrade Holding Corp., 2.95%, 04/1/22		2,572,479
3,121,749	Zarapito Leasing LLC, 2.63%, 11/12/26		3,311,665
	Other Financials		66,374,942
	Total Financials		117,863,493
	Industrials	5.24%
	Total Industrials		24,872,500
	Technology	1.52%
	Total Technology		7,209,351
	Utilities	1.68%
2,825,000	National Rural Utilities Cooperative Finance Corp., 2.30%, 09/15/22		2,914,326
	Other Utilities		5,073,433
	Total Utilities		7,987,759
	Total Corporate Obligations	46.73%	221,968,089
	(Cost $217,755,386)
	Municipals
2,750,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 1.29%, 05/1/22		$2,778,958
	Other Municipals		15,011,437
	Total Municipals	3.75%	17,790,395
	(Cost $17,698,888)
	Sovereign
3,000,000	Overseas Private Investment Corp., 08/16/24		$3,337,440
2,900,000	Overseas Private Investment Corp., 0.10%, 08/21/21		3,165,052
3,800,000	Overseas Private Investment Corp., 2.82%, 03/20/24		3,967,544

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

SHORT BOND FUND

December 31, 2020

Principal Amount		Percent of Net Assets	Fair Value
	Sovereign (continued)
$3,680,000	U.S. Department of Transportation, 6.00%, 12/7/31		$3,869,189
	Other Sovereign		3,815,084
	Total Sovereign	3.82%	18,154,309
	(Cost $17,930,311)
	U.S. Agency Obligations
2,825,067	Federal Home Loan Mortgage Corporation, Class NE, Series 2020-5037, 2.50%, 05/25/39		$2,952,485
2,626,264	SBA Small Business Investment Cos., Class 1, Series 2015-10A, 2.52%, 03/10/25		2,712,698
2,759,826	SBA Small Business Investment Cos., Class 1, Series 2016-10A, 2.51%, 03/10/26		2,885,663
3,681,979	SBA Small Business Investment Cos., Class 1, Series 2016-10B, 2.05%, 09/10/26		3,830,828
2,532,872	SBA Small Business Investment Cos., Class 1, Series 2017-10A, 2.85%, 03/10/27		2,690,368
3,000,000	SBA Small Business Investment Cos., Class 1, Series 2019-10B, 2.28%, 09/10/29		3,124,946
4,000,000	SBA Small Business Investment Cos., Class 1, Series 2020-10B, 1.03%, 09/10/30		3,977,972
	Other U.S. Agency Obligations		22,295,162
	Total U.S. Agency Obligations	9.36%	44,470,122
	(Cost $43,206,577)
	U.S. Government Obligations
5,000,000	U.S. Treasury Note, 1.25%, 03/31/21*		$5,013,222
14,000,000	U.S. Treasury Note, 1.375%, 06/30/23		14,428,750
20,150,000	U.S. Treasury Note, 1.625%, 08/15/22		20,639,582
6,000,000	U.S. Treasury Note, 1.625%, 11/15/22*		6,167,109
8,000,000	U.S. Treasury Note, 1.75%, 03/31/22		8,162,500
25,500,000	U.S. Treasury Note, 2.125%, 02/29/24*		27,063,867
	Total U.S. Government Obligations (Cost $79,223,718)	17.15%	81,475,030
	Short-Term Investments
6,695,526	Dreyfus Government Cash Management		$6,695,526
	Total Short-Term Investments	1.41%	6,695,526
	(Cost $6,695,526)
	Short-Term Investments-Repurchase Agreements
	Invested Cash Collateral for Securities Loaned
1,000,000	Citi D, 0.07%, 01/4/21		$1,000,211
217,928	Nomura D, 0.07%, 01/4/21		218,139
1,000,000	RBC D, 0.08%, 01/4/21		1,000,211
	Total Short-Term Investments-Repurchase Agreements	0.47%	2,218,561
	(Cost $2,218,561)
	Total Investments	100.12%	475,520,408
	(Cost $467,068,034)
	Liabilities, Less Other Assets	-0.12%	(557,953)
	Net Assets	100.00%	$474,962,455

*	All or a portion of this security is on loan. The market value of all loaned securities, including securities not in the top 50 holdings, is $38,048,820.

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

INTERMEDIATE DIVERSIFIED BOND FUND

December 31, 2020

The Portfolio (Unaudited)
Portfolio Asset Mix (% of Net Assets)
Fixed Income Securities:
Asset Backed Securities	5.73%
Collateralized Mortgage Obligations	0.73%
Commercial Mortgage Backed Securities	5.90%
Corporate Obligations	40.21%
Municipals	0.58%
Preferred Securities	0.29%
Sovereign	0.00%
U.S. Agency Obligations	18.99%
U.S. Government Obligations	23.29%
Short-Term Investments	6.84%
Short-Term Investments-Repurchase Agreements	0.44%
Liabilities, Less Other Assets	-3.00%

This schedule summarizes the Fund's holdings by asset type.

Details are reported for each of the Fund's 50 largest holdings, or investments greater than 1%.

The total value of any other assets are reported as single amounts within each asset category.

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

INTERMEDIATE DIVERSIFIED BOND FUND

December 31, 2020

Principal Amount		Percent of Net Assets	Fair Value
	Asset Backed Securities
$8,539,000	Navient Student Loan Trust, Class A3, Series 2018-2A, 0.90%, 03/25/67		$8,549,862
7,866,703	Student Loan Marketing Association, Class A6B, Series 2014-3A, 0.76%, 10/25/64		7,766,646
	Other Asset Backed Securities		73,693,169
	Total Asset Backed Securities	5.73%	90,009,677
	(Cost $88,130,285)
	Collateralized Mortgage Obligations
	Total Collateralized Mortgage Obligations	0.73%	11,425,106
	(Cost $11,385,440)
	Commercial Mortgage Backed Securities
6,785,000	GS Mortgage Securities Corp. II, Class B, Series 2013-GC10, 3.68%, 02/10/46		7,003,478
5,885,000	JPMBB Commercial Mortgage Securities Trust, Class AS, Series 2014-C26, 3.80%, 01/15/48		6,410,715
6,970,000	UBS Commercial Mortgage Trust, Class C, Series 2012-C1, 5.57%, 05/10/45		6,828,704
	Other Commercial Mortgage Backed Securities		72,504,466
	Total Commercial Mortgage Backed Securities	5.90%	92,747,363
	(Cost $90,978,709)
	Corporate Obligations
	Basic Materials	1.77%
8,015,000	Freeport-McMoRan, Inc., 5.45%, 03/15/43		9,978,675
	Other Basic Materials		17,782,291
	Total Basic Materials		27,760,966
	Communications	4.82%
5,085,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45		7,192,527
	Other Communications		68,550,489
	Total Communications		75,743,016
	Consumer, Cyclical	3.72%
5,805,000	General Motors Financial Co., Inc., 1.29%, 11/17/23		5,816,601
7,695,000	Marriott International, Inc./Md, Series GG, 3.50%, 10/15/32		8,415,130
	Other Consumer, Cyclical		44,223,359
	Total Consumer, Cyclical		58,455,090
	Consumer, Non-cyclical	2.31%
	Total Consumer, Non-cyclical		36,266,474
	Energy	8.29%
5,240,000	Apache Corp., 4.25%, 01/15/44		5,169,941
7,000,000	Hess Corp., 5.60%, 02/15/41		8,542,502
7,315,000	Marathon Oil Corp., 6.60%, 10/1/37		9,041,917

Principal Amount		Percent of Net Assets	Fair Value
	Corporate Obligations (continued)
	Energy (continued)
$5,765,000	Petrobras Global Finance BV, 6.90%, 03/19/49		$7,307,137
13,075,000	Petroleos Mexicanos, 7.69%, 01/23/50		13,182,869
	Other Energy		87,058,802
	Total Energy		130,303,168
	Financials	13.16%
6,910,000	Bank of Montreal, 0.77%, 03/10/23		6,969,359
8,255,000	Bank of Nova Scotia (The), 0.65%, 09/15/23		8,304,937
5,415,000	Canadian Imperial Bank of Commerce, 0.89%, 03/17/23		5,466,169
5,380,000	JPMorgan Chase & Co., 4.49%, 03/24/31		6,618,089
3,520,000	Wells Fargo & Co., 5.01%, 04/4/51		5,002,684
	Other Financials		174,449,645
	Total Financials		206,810,883
	Industrials	1.50%
	Total Industrials		23,654,215
	Technology	2.90%
6,935,000	Dell International LLC / EMC Corp., 6.02%, 06/15/26		8,460,320
9,820,000	International Business Machines Corp., 3.50%, 05/15/29		11,362,483
	Other Technology		25,743,374
	Total Technology		45,566,177
	Utilities	1.74%
	Total Utilities		27,307,735
	Total Corporate Obligations	40.21%	631,867,724
	(Cost $564,513,355)
	Municipals
	Total Municipals	0.58%	9,182,584
	(Cost $7,100,662)
	Sovereign
	Total Sovereign	0.00%	28,424
	(Cost $28,394)
	U.S. Agency Obligations
9,014,067	Federal Home Loan Mortgage Corporation, 2.00%, 07/1/50		$9,435,175
5,266,327	Federal Home Loan Mortgage Corporation, 2.00%, 12/1/50		5,510,127
10,561,686	Federal Home Loan Mortgage Corporation, 2.50%, 07/1/50		11,244,999
5,861,740	Federal National Mortgage Association, 2.00%, 09/1/50		6,106,189
10,406,000	Federal National Mortgage Association, 2.00%, 03/15/51		10,774,285
14,254,790	Federal National Mortgage Association, 2.50%, 07/1/50		15,110,733

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

INTERMEDIATE DIVERSIFIED BOND FUND

December 31, 2020

Principal Amount		Percent of Net Assets	Fair Value
	U.S. Agency Obligations (continued)
$13,802,219	Federal National Mortgage Association, 2.50%, 10/1/50		$14,676,376
20,595,000	Federal National Mortgage Association, 2.50%, 02/15/51		21,673,914
7,022,388	Federal National Mortgage Association, 4.00%, 03/1/46		7,637,770
10,655,274	Government National Mortgage Association, Class FV, Series 2020-H01, 0.79%, 01/20/70		10,798,075
	Other U.S. Agency Obligations		185,370,101
	Total U.S. Agency Obligations	18.99%	298,337,744
	(Cost $294,315,348)
	U.S. Government Obligations
4,745,000	U.S. Treasury Bond, 2.00%, 02/15/50		$5,153,515
32,645,000	U.S. Treasury Bond, 2.50%, 02/15/45*		38,930,438
38,700,000	U.S. Treasury Floating Rate Note, 0.15%, 07/31/22		38,698,468
5,800,000	U.S. Treasury Floating Rate Note, 0.15%, 10/31/22		5,798,917
67,030,000	U.S. Treasury Floating Rate Note, 0.21%, 04/30/22		67,082,991
17,000,000	U.S. Treasury Note, 0.13%, 11/30/22		17,001,992
10,750,000	U.S. Treasury Note, 0.25%, 09/30/25*		10,709,268
17,000,000	U.S. Treasury Note, 0.25%, 10/31/25*		16,926,953
5,430,000	U.S. Treasury Note, 0.50%, 04/30/27		5,416,425
13,855,000	U.S. Treasury Note, 0.50%, 08/31/27		13,770,571
8,280,000	U.S. Treasury Note, 0.63%, 11/30/27		8,278,706
13,220,000	U.S. Treasury Note, 0.63%, 12/31/27		13,205,537
6,515,000	U.S. Treasury Note, 0.63%, 05/15/30		6,369,430
6,569,000	U.S. Treasury Note, 0.63%, 08/15/30*		6,404,775
29,179,000	U.S. Treasury Note, 0.88%, 11/15/30*		29,083,256
5,950,000	U.S. Treasury Note, 1.50%, 01/31/27*		6,306,535
7,395,000	U.S. Treasury Note, 1.63%, 10/31/26		7,886,652
6,525,000	U.S. Treasury Note, 1.63%, 08/15/29*		6,980,221
35,185,000	U.S. Treasury Note, 2.63%, 02/15/29*		40,391,280
	Other U.S. Government Obligations		21,492,629
	Total U.S. Government Obligations	23.29%	365,888,559
	(Cost $350,346,415)
	Preferred Securities
	Financials	0.29%
	Total Financials		$4,469,227
	Total Preferred Securities	0.29%	4,469,227
	(Cost $4,091,303)
	Short-Term Investments
107,543,605	Dreyfus Government Cash Management		$107,543,605
	Total Short-Term Investments	6.84%	107,543,605
	(Cost $107,543,605)

Principal Amount		Percent of Net Assets	Fair Value
	Short-Term Investments-Repurchase Agreements
	Invested Cash Collateral for Securities Loaned
$1,461,702	Cantor D, 0.07%, 01/4/21		$1,461,696
1,657,800	Citadel A, 0.13%, 01/4/21		1,657,795
1,657,806	Citi D, 0.07%, 01/4/21		1,657,801
544,679	Nomura D, 0.07%, 01/4/21		544,673
1,657,806	RBC D, 0.08%, 01/4/21		1,657,800
	Total Short-Term Investments-Repurchase Agreements	0.44%	6,979,765
	(Cost $6,979,765)
	Total Investments	103.00%	1,618,479,778
	(Cost $1,525,413,281)
	Liabilities, Less Other Assets	-3.00%	(47,155,410)
	Net Assets	100.00%	$1,571,324,368

*	All or a portion of this security is on loan. The market value of all loaned securities, including securities not in the top 50 holdings, is $134,935,806.

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

INTERMEDIATE DIVERSIFIED BOND FUND

December 31, 2020

$1,202,069 of cash pledged as margin for futures contracts. The Portfolio had the following open futures contracts at December 31, 2020:

OPEN FUTURES CONTRACTS:

Type	Number of Contracts	Notional Amount	Position	Expiration	Unrealized Gains (Losses) at December 31, 2020
U.S. Treasury 5 Year Notes	1,010	$127,196,370	Long	Mar 2021	$229,334
Ultra U.S. Treasury Bonds	171	36,765,513	Short	Mar 2021	246,325
					$475,659

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

OPPORTUNISTIC BOND FUND

December 31, 2020

The Portfolio (Unaudited)
Portfolio Asset Mix (% of Net Assets)
Equities	8.29%
Equity Securities-Short Sales	-0.10%
Number of Stocks	82
Top Ten Stocks	2.37%
Rights	0.00%
Warrants	0.10%
Fixed Income Securities:
Asset Backed Securities	10.06%
Collateralized Mortgage Obligations	1.02%
Commercial Mortgage Backed Securities	8.96%
Corporate Obligations	47.22%
Municipals	2.07%
Preferred Securities	0.06%
Sovereign	0.41%
U.S. Agency Obligations	3.75%
U.S. Government Obligations	14.01%
Short-Term Investments	1.18%
Short-Term Investments-Repurchase Agreements	0.30%
Other Assets, Less Liabilities	2.67%

Top Ten Equity Holdings (% of Net Assets)
Churchill Capital Corp. IV	0.37%
Churchill Capital Corp. V	0.37%
Juniper Industrial Holdings, Inc.	0.30%
Equity Distribution Acquisition Corp.	0.22%
Apollo Strategic Growth Capital	0.21%
Tailwind Acquisition Corp.	0.19%
Far Peak Acquisition Corp.	0.19%
Yellowstone Acquisition Co.	0.18%
CF Finance Acquisition Corp. III	0.17%
CF Acquisition Corp. IV	0.17%

Top 5 Sectors (Equity Securities only) (% of Net Assets)
Diversified	8.01%
Financials	0.18%
Consumer, Cyclical	0.04%
Consumer, Non-cyclical	0.04%
Technology	0.01%

This schedule summarizes the Fund's holdings by asset type.

Details are reported for each of the Fund's 50 largest holdings, or investments greater than 1%.

The total value of any other assets are reported as single amounts within each asset category.

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

OPPORTUNISTIC BOND FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities
	Communications	0.01%
	Total Communications		$30,325
	Consumer, Cyclical	0.04%
	Total Consumer, Cyclical		220,500
	Consumer, Non-cyclical	0.04%
	Total Consumer, Non-cyclical		212,597
	Diversified	8.01%
	Total Diversified		38,979,329
	Financials	0.18%
	Total Financials		891,024
	Technology	0.01%
	Total Technology		34,302
	Total Equities	8.29%	40,368,077
	(Cost $36,691,524)
	Asset Backed Securities
$2,750,000	AmeriCredit Automobile Receivables Trust, Class A3, Series 2019-2, 2.28%, 01/18/24		$2,787,557
2,125,000	Ford Credit Auto Owner Trust, Class A, Series 2018-1, 3.19%, 07/15/31		2,335,018
2,260,000	Gm Financial Automobile Leasing Trust, Class C, Series 2020-2, 2.56%, 07/22/24		2,337,022
2,425,000	Navient Private Education Refi Loan Trust, Class A2, Series 2019-FA, 2.60%, 08/15/68		2,504,628
2,000,000	PFS Financing Corp., Class A, Series 2020-A, 1.27%, 06/15/25		2,027,829
2,500,000	World Financial Network Credit Card Master Trust, Class A, Series 2019-B, 2.49%, 04/15/26		2,576,374
	Other Asset Backed Securities		34,387,204
	Total Asset Backed Securities	10.06%	48,955,632
	(Cost $48,013,866)
	Collateralized Mortgage Obligations
	Total Collateralized Mortgage
	Obligations	1.02%	4,947,870
	(Cost $4,786,533)
	Commercial Mortgage Backed Securities
2,465,000	GS Mortgage Securities Corp. II, Class B, Series 2013-GC10, 3.68%, 02/10/46		2,544,373
2,089,000	JPMBB Commercial Mortgage Securities Trust, Class AS, Series 2014-C26, 3.80%, 01/15/48		2,275,613
3,900,000	JPMorgan Chase Commercial Mortgage Securities Trust, Class B, Series 2013-C10, 3.67%, 12/15/47		4,034,425
2,372,000	One Market Plaza Trust, Class A, Series 2017- 1MKT, 3.61%, 02/10/32		2,458,164

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Commercial Mortgage Backed Securities (continued)
$2,530,000	UBS Commercial Mortgage Trust, Class C, Series 2012-C1, 5.57%, 05/10/45		$2,478,712
2,139,127	WFRBS Commercial Mortgage Trust, Class AFL, Series 2012-C7, 1.35%, 06/15/45		2,131,205
2,093,258	WFRBS Commercial Mortgage Trust, Class B, Series 2014-C19, 4.72%, 03/15/47		2,272,902
	Other Commercial Mortgage Backed Securities		25,433,761
	Total Commercial Mortgage Backed Securities	8.96%	43,629,155
	(Cost $42,951,506)
	Corporate Obligations
	Basic Materials	2.21%
2,460,000	Freeport-McMoRan, Inc., 5.45%, 03/15/43		3,062,700
	Other Basic Materials		7,672,362
	Total Basic Materials		10,735,062
	Communications	3.66%
2,000,000	AT&T, Inc., 11/27/22		1,983,151
2,450,000	Crown Castle Towers LLC, 3.66%, 05/15/25		2,638,877
	Other Communications		13,206,213
	Total Communications		17,828,241
	Consumer, Cyclical	6.42%
2,370,000	Marriott International, Inc./Md, Series GG, 3.50%, 10/15/32		2,591,795
	Other Consumer, Cyclical		28,668,840
	Total Consumer, Cyclical		31,260,635
	Consumer, Non-cyclical	5.06%
2,000,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 3.38%, 08/31/27		1,985,000
	Other Consumer, Non-cyclical		22,639,829
	Total Consumer, Non-cyclical		24,624,829
	Energy	4.12%
2,120,000	Hess Corp., 5.60%, 02/15/41		2,587,158
2,215,000	Marathon Oil Corp., 6.60%, 10/1/37		2,737,915
1,775,000	Petrobras Global Finance BV, 6.90%, 03/19/49		2,249,812
2,770,000	Petroleos Mexicanos, 6.84%, 01/23/30		2,899,580
	Other Energy		9,577,084
	Total Energy		20,051,549
	Financials	18.05%
2,000,000	Aercap Ireland Capital Dac / Aercap Global Aviation Trust, 3.15%, 02/15/24		2,096,527
2,125,000	American Tower Trust #1, 3.65%, 03/23/28		2,335,924
2,235,000	Bank of Montreal, 0.77%, 03/10/23		2,254,199
2,500,000	Bank of New Zealand, 2.00%, 02/21/25		2,633,561
2,530,000	Bank of Nova Scotia (The), 0.65%, 09/15/23		2,545,305

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

OPPORTUNISTIC BOND FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Corporate Obligations (continued)
	Financials (continued)
$2,000,000	Banque Federative DU Credit Mutuel SA, 3.75%, 07/20/23		$2,161,438
2,250,000	Citigroup, Inc., 4.05%, 07/30/22		2,379,362
1,750,000	Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		2,006,903
1,750,000	HSBC Holdings PLC, 4.29%, 09/12/26		1,994,440
2,000,000	JPMorgan Chase & Co., 3.88%, 09/10/24		2,239,628
2,245,000	JPMorgan Chase & Co., 4.49%, 03/24/31		2,761,637
2,179,000	Macquarie Group Ltd., 6.25%, 01/14/21		2,182,145
1,750,000	Morgan Stanley, 5.00%, 11/24/25		2,091,826
2,250,000	SBA Tower Trust, 2.84%, 01/15/25		2,395,460
	Other Financials		55,763,047
	Total Financials		87,841,402
	Industrials	4.38%
	Total Industrials		21,307,487
	Technology	2.43%
1,990,000	Dell International LLC / EMC Corp., 6.02%, 06/15/26		2,427,691
2,000,000	Fiserv, Inc., 2.75%, 07/1/24		2,147,585
	Other Technology		7,271,818
	Total Technology		11,847,094
	Utilities	0.89%
	Total Utilities		4,318,294
	Total Corporate Obligations	47.22%	229,814,593
	(Cost $217,981,029)
	Municipals
	Total Municipals	2.07%	10,061,495
	(Cost $9,884,274)
	Sovereign
1,900,000	U.S. Department of Transportation, 6.00%,	12/7/31	$1,997,679
	Total Sovereign	0.41%	1,997,679
	(Cost $2,156,696)
	U.S. Agency Obligations
2,844,697	Federal National Mortgage Association, 2.77%, 06/1/23		$2,968,419
	Other U.S. Agency Obligations		15,310,013
	Total U.S. Agency Obligations	3.75%	18,278,432
	(Cost $17,630,599)
	U.S. Government Obligations
10,280,000	U.S. Treasury Floating Rate Note, 0.15%, 07/31/22		$10,279,593
4,825,000	U.S. Treasury Floating Rate Note, 0.15%, 10/31/22		4,824,099
20,205,000	U.S. Treasury Floating Rate Note, 0.21%, 04/30/22		20,220,973
6,500,000	U.S. Treasury Note, 0.25%, 04/15/23		6,515,996
3,750,000	U.S. Treasury Note, 1.38%, 08/31/26		3,944,531
3,410,000	U.S. Treasury Note, 1.50%, 08/15/26		3,610,737

Shares or Principal Amount		Percent of Net Assets	Fair Value
	U.S. Government Obligations (continued)
$6,000,000	U.S. Treasury Note, 1.75%, 12/31/24		$6,356,016
2,000,000	U.S. Treasury Note, 2.00%, 08/15/25		2,154,219
6,000,000	U.S. Treasury Note, 2.38%, 08/15/24		6,466,641
2,940,000	U.S. Treasury Note, 2.50%, 01/31/25		3,206,552
	Other U.S. Government Obligations		621,164
	Total U.S. Government Obligations	14.01%	68,200,521
	(Cost $66,875,963)
	Rights
	Total Rights	0.00%	–
	(Cost $–)
	Warrants
	Total Warrants	0.10%	466,485
	(Cost $314,677)
	Preferred Securities
	Consumer, Non-cyclical	0.06%
	Total Consumer, Non-cyclical		$312,500
	Total Preferred Securities	0.06%	312,500
	(Cost $312,500)
	Short-Term Investments
5,757,233	Dreyfus Government Cash Management		$5,757,233
	Total Short-Term Investments	1.18%	5,757,233
	(Cost $5,757,233)
	Short-Term Investments-Repurchase Agreements
	Invested Cash Collateral for Securities Loaned
438,781	Deutsche D, 0.06%, 01/4/21		$438,920
1,000,000	RBC D, 0.08%, 01/4/21		1,000,139
	Total Short-Term Investments- Repurchase Agreements	0.30%	1,439,059
	(Cost $1,439,059)
	Total Investments	97.43%	474,228,731
	(Cost $454,795,459)
	Equity Securities-Short Sales
(1,300)	SPDR S&P 500 ETF Trust		$(486,044)
	Total Equity Securities-Short Sales	-0.10%	(486,044)
	(Cost $(388,042))
	Other Assets, Less Liabilities	2.67%	12,992,806
	Net Assets	100.00%	$486,735,493

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

OPPORTUNISTIC BOND FUND

December 31, 2020

*	All or a portion of this security is on loan. The market value of all loaned securities, including securities not in the top 50 holdings, is $2,017,613.

$1,054,788 of cash pledged as margin for futures contracts. The Portfolio had the following open futures contracts at December 31, 2020:

OPEN FUTURES CONTRACTS:

Type	Number of Contracts	Notional Amount	Position	Expiration	Unrealized Gains (Losses) at December 31, 2020
U.S. Treasury 10 Year Notes	141	$19,462,258	Short	Mar 2021	$(6,757)
U.S. Treasury 5 Year Notes	322	40,551,714	Long	Mar 2021	73,114
Ultra U.S. Treasury Bonds	102	21,930,306	Short	Mar 2021	146,931
					$213,288

The Portfolio had the following open written options at December 31, 2020:

OPEN WRITTEN OPTIONS:

Description	Expiration Date	Exercise Price	Shares	Notional Value	Premiums (Received)	Fair Value	Unrealized Appreciation
Multiplan Corp., Calls	Jan 2021	10.00	(33,600)	$336,000	$(21,504)	$(3,024)	$18,480

The portfolio had the following open swap contracts at December 31, 2020:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES—SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at December 31, 2020[3]	Periodic Payments Made by the Fund[4]	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Barclays Bank PLC (Goodyear Tire & Rubber Co. (The), 5.00%, due 6/20/2022)	$2,090,000	6/20/2022	0.95%	1.00% Quarterly	$122,448	$117,018	$5,430

[1]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
[2]	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
[3]	Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
[4]	Percentage shown is an annual percentage rate.

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

VALUE EQUITY FUND

December 31, 2020

The Portfolio (Unaudited)
Portfolio Asset Mix (% of Net Assets)
Equities	98.85%
Number of Stocks	227
Top Ten Stocks	20.61%
Warrants	0.04%
Fixed Income Securities:
Preferred Securities	0.09%
Short-Term Investments	1.21%
Short-Term Investments-Repurchase Agreements	0.05%
Liabilities, Less Other Assets	-0.24%

Top Ten Equity Holdings (% of Net Assets)
HP, Inc.	2.55%
Charles Schwab Corp. (The)	2.21%
Cigna Corp.	2.19%
Microsoft Corp.	2.03%
Capital One Financial Corp.	2.03%
Goldman Sachs Group, Inc. (The)	1.99%
Comcast Corp., Class A	1.97%
FedEx Corp.	1.94%
Wells Fargo & Co.	1.90%
Alphabet, Inc., Class C	1.80%

Top 5 Sectors (Equity Securities only) (% of Net Assets)
Financials	25.95%
Consumer, Non-cyclical	15.19%
Technology	14.74%
Communications	14.40%
Industrials	11.61%

This schedule summarizes the Fund's holdings by asset type.

Details are reported for each of the Fund's 50 largest holdings, or investments greater than 1%.

The total value of any other assets are reported as single amounts within each asset category.

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

VALUE EQUITY FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities
	Basic Materials	2.72%
21,000	Celanese Corp., Class A		$2,728,740
61,774	Steel Dynamics, Inc.		2,277,607
	Other Basic Materials		4,766,378
	Total Basic Materials		9,772,725
	Communications	14.40%
3,027	Alphabet, Inc., Class A		5,305,241
3,700	Alphabet, Inc., Class C		6,481,956
1,800	Booking Holdings, Inc.		4,009,086
8,500	Charter Communications, Inc., Class A		5,623,175
61,500	Cisco Systems, Inc.		2,752,125
135,000	Comcast Corp., Class A		7,074,000
14,783	Facebook, Inc., Class A		4,038,124
78,843	Verizon Communications, Inc.		4,632,026
	Other Communications		11,914,289
	Total Communications		51,830,022
	Consumer, Cyclical	6.16%
10,483	Cummins, Inc.		2,380,689
12,929	Home Depot, Inc. (The)		3,434,201
	Other Consumer, Cyclical		16,369,146
	Total Consumer, Cyclical		22,184,036
	Consumer, Non-cyclical	15.19%
16,766	Alexion Pharmaceuticals, Inc.		2,619,520
37,922	Cigna Corp.		7,894,602
79,671	CVS Health Corp.		5,441,529
47,078	Medtronic PLC		5,514,717
51,317	Molson Coors Beverage Co., Class B*		2,319,015
	Other Consumer, Non-cyclical		30,885,949
	Total Consumer, Non-cyclical		54,675,332
	Energy	5.78%
95,020	Exxon Mobil Corp.		3,916,724
151,000	Occidental Petroleum Corp.		2,613,810
102,500	Schlumberger NV		2,237,575
	Other Energy		12,042,665
	Total Energy		20,810,774
	Financials	25.95%
64,792	Ally Financial, Inc.		2,310,483
25,000	American Express Co.		3,022,750
190,000	Bank of America Corp.		5,758,900
146,432	Bank of New York Mellon Corp. (The)		6,214,574
14,078	Berkshire Hathaway, Inc., Class B		3,264,266
73,900	Capital One Financial Corp.		7,305,015
150,000	Charles Schwab Corp. (The)		7,956,000
61,120	Citigroup, Inc.		3,768,659
27,150	Goldman Sachs Group, Inc. (The)		7,159,727
32,822	JPMorgan Chase & Co.		4,170,692
104,000	MetLife, Inc.		4,882,800
49,558	Morgan Stanley		3,396,210

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Financials (continued)
55,524	State Street Corp.		$4,041,037
76,470	Synchrony Financial		2,654,274
48,000	Truist Financial Corp.		2,300,640
226,275	Wells Fargo & Co.		6,828,980
	Other Financials		18,336,396
	Total Financials		93,371,403
	Industrials	11.61%
67,807	Carrier Global Corp.		2,557,680
26,934	FedEx Corp.		6,992,605
122,000	Johnson Controls International PLC		5,683,980
34,000	TE Connectivity Ltd.		4,116,380
	Other Industrials		22,425,841
	Total Industrials		41,776,486
	Technology	14.74%
30,666	Activision Blizzard, Inc.		2,847,338
44,024	Cognizant Technology Solutions Corp., Class A		3,607,767
58,800	Dell Technologies, Inc., Class C		4,309,452
18,838	Electronic Arts, Inc.		2,705,137
235,000	Hewlett Packard Enterprise Co.		2,784,750
372,782	HP, Inc.		9,166,709
34,000	Microchip Technology, Inc.		4,695,740
41,850	Micron Technology, Inc.		3,146,283
32,879	Microsoft Corp.		7,312,947
38,209	Oracle Corp.		2,471,740
	Other Technology		9,996,724
	Total Technology		53,044,587
	Utilities	2.30%
	Total Utilities		$8,265,103
	Total Equities	98.85%	355,730,468
	(Cost $279,137,786)
	Warrants
	Total Warrants	0.04%	128,539
	(Cost $93,431)
	Preferred Securities
	Consumer, Cyclical	0.09%
	Total Consumer, Cyclical		$326,700
	Total Preferred Securities	0.09%	326,700
	(Cost $434,512)
	Short-Term Investments
$4,359,174	Dreyfus Government Cash Management		$4,359,174
	Total Short-Term Investments	1.21%	4,359,174
	(Cost $4,359,174)

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

VALUE EQUITY FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Short-Term Investments-Repurchase Agreements
	Invested Cash Collateral for Securities Loaned
$177,673	Nomura D, 0.07%, 01/4/21		$177,660
	Total Short-Term Investments-
	Repurchase Agreements	0.05%	177,660
	(Cost $177,660)
	Total Investments	100.24%	360,722,541
	(Cost $284,202,563)
	Liabilities, Less Other Assets	-0.24%	(862,505)
	Net Assets	100.00%	$359,860,036

*	All or a portion of this security is on loan. The market value of all loaned securities, including securities not in the top 50 holdings, is $3,410,618.

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

CORE EQUITY INDEX FUND

December 31, 2020

The Portfolio (Unaudited)
Portfolio Asset Mix (% of Net Assets)
Equities	99.69%
Number of Stocks	461
Top Ten Stocks	28.46%
Fixed Income Securities:
Short-Term Investments	0.63%
Short-Term Investments-Repurchase Agreements	0.07%
Liabilities, Less Other Assets	-0.39%

Top Ten Equity Holdings (% of Net Assets)
Apple, Inc.	6.87%
Microsoft Corp.	5.78%
Amazon.com, Inc.	4.44%
Facebook, Inc., Class A	2.10%
Alphabet, Inc., Class C	1.72%
Tesla, Inc.	1.68%
Alphabet, Inc., Class A	1.66%
Berkshire Hathaway, Inc., Class B	1.61%
JPMorgan Chase & Co.	1.40%
Visa, Inc., Class A	1.20%

Top 5 Sectors (Equity Securities only) (% of Net Assets)
Technology	24.08%
Consumer, Non-cyclical	18.27%
Communications	16.74%
Financials	15.02%
Consumer, Cyclical	10.09%

This schedule summarizes the Fund's holdings by asset type.

Details are reported for each of the Fund's 50 largest holdings, or investments greater than 1%.

The total value of any other assets are reported as single amounts within each asset category.

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

CORE EQUITY INDEX FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities
	Basic Materials	2.62%
57,682	Linde PLC		$15,199,784
	Other Basic Materials		56,237,789
	Total Basic Materials		71,437,573
	Communications	16.74%
25,868	Alphabet, Inc., Class A		45,337,292
26,795	Alphabet, Inc., Class C		46,941,625
37,176	Amazon.com, Inc.		121,079,630
770,018	AT&T, Inc.		22,145,718
360,710	Cisco Systems, Inc.		16,141,773
389,805	Comcast Corp., Class A		20,425,782
209,957	Facebook, Inc., Class A		57,351,854
37,719	NetFlix, Inc.		20,395,795
456,752	Verizon Communications, Inc.		26,834,180
157,567	Walt Disney Co. (The)		28,547,989
	Other Communications		50,903,149
	Total Communications		456,104,787
	Consumer, Cyclical	10.09%
44,293	Costco Wholesale Corp.		16,688,717
92,516	Home Depot, Inc. (The)		24,574,100
63,614	McDonald's Corp.		13,650,292
107,130	Nike, Inc., Class B		15,155,681
65,000	Tesla, Inc.		45,868,550
156,315	Walmart, Inc.		22,532,807
	Other Consumer, Cyclical		136,335,986
	Total Consumer, Cyclical		274,806,133
	Consumer, Non-cyclical	18.27%
261,820	Abbott Laboratories		28,666,672
570,948	Coca-Cola Co. (The)		31,310,788
151,110	Colgate-Palmolive Co.		12,921,416
192,196	CVS Health Corp.		13,126,987
18,138	Intuitive Surgical, Inc.		14,838,698
70,934	IQVIA Holdings, Inc.		12,709,245
202,350	Medtronic PLC		23,703,279
100,734	Paypal Holdings, Inc.		23,591,903
190,604	PepsiCo, Inc.		28,266,573
55,874	Stryker Corp.		13,691,365
70,459	Vertex Pharmaceuticals, Inc.		16,652,280
130,215	Zoetis, Inc., Class A		21,550,583
	Other Consumer, Non-cyclical		256,785,229
	Total Consumer, Non-cyclical		497,815,018
	Energy	2.22%
164,340	Chevron Corp.		13,878,513
361,013	Exxon Mobil Corp.		14,880,956
	Other Energy		31,634,231
	Total Energy		60,393,700
	Financials	15.02%
668,399	Bank of America Corp.		20,259,174
189,224	Berkshire Hathaway, Inc., Class B		43,875,369
300,075	JPMorgan Chase & Co.		38,130,530

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Financials (continued)
76,613	Mastercard, Inc., Class A		$27,346,244
149,643	Visa, Inc., Class A*		32,731,413
	Other Financials		246,905,635
	Total Financials		409,248,365
	Industrials	7.90%
95,606	3M Co.		16,710,973
76,987	Caterpillar, Inc.		14,013,174
70,930	Union Pacific Corp.		14,769,045
	Other Industrials		169,893,513
	Total Industrials		215,386,705
	Technology	24.08%
54,091	Accenture PLC, Class A		14,129,110
40,956	Adobe, Inc.		20,482,915
1,411,530	Apple, Inc.		187,295,916
37,729	Broadcom, Inc.		16,519,643
437,888	Intel Corp.		21,815,580
708,499	Microsoft Corp.		157,584,348
53,248	NVIDIA Corp.		27,806,106
96,560	Qualcomm, Inc.		14,709,950
78,119	Salesforce.com, Inc.		17,383,821
82,509	Texas Instruments, Inc.		13,542,202
	Other Technology		164,970,592
	Total Technology		656,240,183
	Utilities	2.75%
171,540	Nextera Energy, Inc.		13,234,311
	Other Utilities		61,699,114
	Total Utilities		74,933,425
	Total Equities	99.69%	2,716,365,889
	(Cost $1,709,655,282)
	Short-Term Investments
$17,185,246	Dreyfus Government Cash Management		$17,185,246
	Total Short-Term Investments	0.63%	17,185,246
	(Cost $17,185,246)
	Short-Term Investments-Repurchase Agreements
	Invested Cash Collateral for Securities Loaned
869,325	Citi D, 0.07%, 01/4/21		$869,275
1,000,000	RBC D, 0.08%, 01/4/21		999,950
	Total Short-Term Investments-
	Repurchase Agreements	0.07%	1,869,225
	(Cost $1,869,225)
	Total Investments	100.39%	2,735,420,360
	(Cost $1,728,709,753)
	Liabilities, Less Other Assets	-0.39%	(10,653,302)
	Net Assets	100.00%	$2,724,767,058

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

CORE EQUITY INDEX FUND

December 31, 2020

*	All or a portion of this security is on loan. The market value of all loaned securities, including securities not in the top 50 holdings, is $32,618,321.

$341,000 of cash pledged as margin for futures contracts. The Portfolio had the following open futures contracts at December 31, 2020:

OPEN FUTURES CONTRACTS:

Type	Number of Contracts	Notional Amount	Position	Expiration	Unrealized Gains (Losses) at December 31, 2020
E-mini S&P 500	71	$13,000,988	Long	Mar 2021	$307,252

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

GROWTH FUND

December 31, 2020

The Portfolio (Unaudited)
Portfolio Asset Mix (% of Net Assets)
Equities	99.69%
Number of Stocks	140
Top Ten Stocks	52.79%
Fixed Income Securities:
Short-Term Investments	0.52%
Liabilities, Less Other Assets	-0.21%

Top Ten Equity Holdings (% of Net Assets)
Apple, Inc.	12.33%
Microsoft Corp.	10.84%
Amazon.com, Inc.	8.67%
Facebook, Inc., Class A	5.36%
Alphabet, Inc., Class C	5.35%
Alphabet, Inc., Class A	2.34%
Paypal Holdings, Inc.	2.23%
Tesla, Inc.	1.91%
Adobe, Inc.	1.88%
Visa, Inc., Class A	1.88%

Top 5 Sectors (Equity Securities only) (% of Net Assets)
Technology	38.82%
Communications	23.69%
Consumer, Non-cyclical	18.45%
Consumer, Cyclical	9.82%
Financials	5.35%

This schedule summarizes the Fund's holdings by asset type.

Details are reported for each of the Fund's 50 largest holdings, or investments greater than 1%.

The total value of any other assets are reported as single amounts within each asset category.

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

GROWTH FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities
	Basic Materials	0.82%
4,247	Sherwin-Williams Co. (The)		$3,121,163
	Total Basic Materials		3,121,163
	Communications	23.69%
8,306	Alibaba Group Holding Ltd.		1,933,055
5,049	Alphabet, Inc., Class A		8,849,079
11,563	Alphabet, Inc., Class C		20,256,989
10,086	Amazon.com, Inc.		32,849,396
54,360	Comcast Corp., Class A		2,848,464
74,416	Facebook, Inc., Class A		20,327,475
	Other Communications		2,721,649
	Total Communications		89,786,107
	Consumer, Cyclical	9.82%
20,168	Home Depot, Inc. (The)		5,357,024
13,589	Lowe's Cos., Inc.		2,181,170
13,465	McDonald's Corp.		2,889,320
26,524	Nike, Inc., Class B		3,752,350
5,175	O'reilly Automotive, Inc.		2,342,050
5,807	Pool Corp.		2,163,108
10,250	Tesla, Inc.		7,233,118
66,618	TJX Cos., Inc. (The)		4,549,343
	Other Consumer, Cyclical		6,748,556
	Total Consumer, Cyclical		37,216,039
	Consumer, Non-cyclical	18.45%
33,306	Abbott Laboratories		3,646,674
13,337	Anthem, Inc.		4,282,377
95,975	Boston Scientific Corp.		3,450,301
93,102	Coca-Cola Co. (The)		5,105,714
8,014	Fleetcor Technologies, Inc.		2,186,460
17,978	Global Payments, Inc.		3,872,821
11,499	Humana, Inc.		4,717,695
2,578	Intuitive Surgical, Inc.		2,109,062
36,107	Paypal Holdings, Inc.		8,456,259
12,845	S&P Global, Inc.		4,222,537
14,275	Stryker Corp.		3,497,946
9,692	Vertex Pharmaceuticals, Inc.		2,290,608
	Other Consumer, Non-cyclical		22,072,973
	Total Consumer, Non-cyclical		69,911,427
	Financials	5.35%
26,299	American Express Co.		3,179,812
10,146	American Tower Corp.		2,277,371
18,764	Mastercard, Inc., Class A		6,697,623
32,536	Visa, Inc., Class A*		7,116,599
	Other Financials		1,012,899
	Total Financials		20,284,304
	Industrials	2.74%
15,677	Illinois Tool Works, Inc.		3,196,227
8,304	Rockwell Automation, Inc.		2,082,726

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Industrials (continued)
4,456	Roper Technologies, Inc.		$1,920,937
	Other Industrials		3,162,585
	Total Industrials		10,362,475
	Technology	38.82%
14,239	Adobe, Inc.		7,121,208
352,100	Apple, Inc.		46,720,149
27,305	Applied Materials, Inc.		2,356,422
3,919	Broadcom, Inc.		1,715,934
22,910	Fidelity National Information Services, Inc.		3,240,849
7,479	Intuit, Inc.		2,840,898
184,627	Microsoft Corp.		41,064,738
8,211	NVIDIA Corp.		4,287,784
34,704	Oracle Corp.		2,245,002
17,061	Qualcomm, Inc.		2,599,073
23,117	Salesforce.com, Inc.		5,144,226
4,892	Servicenow, Inc.		2,692,704
35,873	SS&C Technologies Holdings, Inc.		2,609,761
17,068	Teradyne, Inc.		2,046,283
38,496	Texas Instruments, Inc.		6,318,348
14,940	Workday, Inc., Class A		3,579,773
	Other Technology		10,547,730
	Total Technology		147,130,882
	Total Equities	99.69%	377,812,397
	(Cost $240,077,573)
	Short-Term Investments
$1,969,887	Dreyfus Government Cash Management		$1,969,887
	Total Short-Term Investments	0.52%	1,969,887
	(Cost $1,969,887)
	Total Investments	100.21%	379,782,284
	(Cost $242,047,460)
	Liabilities, Less Other Assets	-0.21%	(814,487)
	Net Assets	100.00%	$378,967,797

*	All or a portion of this security is on loan. The market value of all loaned securities, including securities not in the top 50 holdings, is $8,754,584.

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND

December 31, 2020

The Portfolio (Unaudited)
Portfolio Asset Mix (% of Net Assets)
Equities	96.83%
Number of Stocks	284
Top Ten Stocks	21.03%
Rights	0.00%
Fixed Income Securities:
Short-Term Investments	2.90%
Short-Term Investments-Repurchase Agreements	1.40%
Liabilities, Less Other Assets	-1.13%

Top Ten Equity Holdings (% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.98%
Tencent Holdings Ltd.	2.76%
Mercadolibre, Inc.	2.22%
LVMH Moet Hennessy Louis Vuitton Se	1.94%
Amadeus It Group SA	1.77%
Aia Group Ltd.	1.77%
Nestle SA	1.76%
HDFC Bank Ltd.	1.67%
Samsung Electronics Co. Ltd.	1.59%
Keyence Corp.	1.57%

Top 5 Sectors (Equity Securities only) (% of Net Assets)
Consumer, Non-cyclical	17.99%
Financials	16.65%
Industrials	16.06%
Technology	13.94%
Consumer, Cyclical	13.63%

This schedule summarizes the Fund's holdings by asset type.

Details are reported for each of the Fund's 50 largest holdings, or investments greater than 1%.

The total value of any other assets are reported as single amounts within each asset category.

Summary of Investments by Country
	% of Investments	Fair Value
Argentina	2.19%	$29,314,675
Australia	0.45	6,029,585
Belgium	0.15	1,965,392
Brazil	0.92	12,291,501
Canada	5.08	67,853,069
Chile	0.14	1,853,606
China	7.37	98,472,946
Denmark	2.04	27,280,303
Finland	0.34	4,507,041
France	8.63	115,322,369
Germany	7.84	104,738,362
Greece	0.00	5,239
Hong Kong	2.08	27,815,939
India	3.14	41,879,929
Indonesia	0.05	632,296
Ireland	1.64	21,886,464
Israel	0.19	2,544,204
Italy	3.38	45,159,203
Japan	8.89	118,767,267
Luxembourg	0.26	3,490,874
Malaysia	0.07	995,247
Mexico	0.36	4,778,903
Netherlands	5.41	72,239,786
New Zealand	0.14	1,871,132
Poland	0.18	2,408,895
Russia	0.53	7,096,205
Singapore	0.22	2,959,367
South Africa	0.61	8,104,255
South Korea	3.24	43,309,847
Spain	3.82	51,041,455
Sweden	2.28	30,474,500
Switzerland	5.82	77,809,152
Taiwan	5.20	69,420,292
Thailand	0.32	4,242,577
Turkey	0.08	1,028,946
United Kingdom	7.36	98,260,226
United States	9.58	128,042,347
	100.00%	$1,335,893,396

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities
	Basic Materials	4.29%
99,214	AKZO Nobel NV		$10,665,614
207,818	BASF Se		16,456,723
	Other Basic Materials		29,553,129
	Total Basic Materials		56,675,466
	Communications	10.29%
41,756	Alibaba Group Holding Ltd.		9,717,874
17,499	Mercadolibre, Inc.		29,314,675
11,850	Shopify, Inc., Class A		13,413,608
500,982	Tencent Holdings Ltd.		36,440,459
	Other Communications		47,037,437
	Total Communications		135,924,053
	Consumer, Cyclical	13.63%
478,000	Air Canada, Class B		8,543,218
50,678	Ferrari N.V.		11,697,632
37,251	Lululemon Athletica, Inc.		12,964,466
41,028	LVMH Moet Hennessy Louis Vuitton Se		25,647,080
105,588	Volkswagen AG		19,691,473
	Other Consumer, Cyclical		101,537,772
	Total Consumer, Cyclical		180,081,641
	Consumer, Non-cyclical	17.99%
5,542	Adyen NV		12,917,641
172,353	Alcon, Inc.		11,472,652
320,054	Amadeus It Group SA		23,323,818
135,097	Danone SA		8,886,416
377,610	Experian PLC		14,334,164
48,319	Icon PLC		9,421,239
197,379	Nestle SA		23,280,429
68,027	Pernod Ricard SA		13,051,158
70,863	ResMed, Inc.		15,062,639
498,734	Smith & Nephew PLC		10,294,350
52,220	STERIS PLC		9,897,779
951,760	Tate & Lyle PLC		8,774,008
	Other Consumer, Non-cyclical		76,924,371
	Total Consumer, Non-cyclical		237,640,664
	Diversified	0.02%
	Total Diversified		$184,985
	Energy	2.22%
	Total Energy		29,361,707
	Financials	16.65%
1,903,535	Aia Group Ltd.		23,322,069
568,881	AXA SA		13,581,412
1,942,415	Banco Bilbao Vizcaya Argentaria SA		9,589,749
4,307,136	Barclays PLC		8,635,997
165,225	BNP Paribas SA		8,714,151
3,372,668	Caixabank SA		8,670,045
305,547	HDFC Bank Ltd.		22,078,826

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Financials (continued)
1,359,357	ING Groep NV		$12,708,826
1,493,440	Unicredit SpA		13,975,178
22,690	Zurich Insurance Group AG		9,587,324
	Other Financials		89,075,389
	Total Financials		219,938,966
	Industrials	16.06%
424,253	ABB Ltd.		11,859,598
260,919	Atlas Copco AB, Class A		13,378,669
49,720	Canadian Pacific Railway Ltd.		17,237,427
80,705	DSV Panalpina A/S		13,531,536
38,700	Fanuc Corp.		9,505,855
36,910	Keyence Corp.		20,734,951
9,426	Mettler-Toledo International, Inc.		10,742,624
170,200	Murata Manufacturing Co. Ltd.		15,364,076
102,214	Siemens AG		14,697,513
46,380	Sika AG		12,687,012
	Other Industrials		72,424,131
	Total Industrials		212,163,392
	Technology	13.94%
62,265	Accenture PLC, Class A		16,264,241
32,470	ASML Holding NV, Class G		15,836,268
263,152	Infineon Technologies AG		10,106,940
281,739	Samsung Electronics Co. Ltd.		21,007,879
117,189	SAP Se		15,373,910
482,314	Taiwan Semiconductor Manufacturing Co. Ltd.		52,591,519
	Other Technology		52,993,975
	Total Technology		184,174,732
	Utilities	1.74%
1,098,091	ENEL SpA		11,119,378
	Other Utilities		11,790,914
	Total Utilities		22,910,292
	Total Equities	96.83%	1,279,055,898
	(Cost $892,096,151)
	Rights
	Total Rights	0.00%	–
	(Cost $61,195)
	Short-Term Investments
$38,370,522	Dreyfus Government Cash Management		$38,370,522
	Total Short-Term Investments	2.90%	38,370,522
	(Cost $38,370,522)
	Short-Term Investments-Repurchase Agreements
	Invested Cash Collateral for Securities Loaned
1,079,407	Amherst D, 0.10%, 01/4/21		$1,079,208
3,203,220	Cantor D, 0.07%, 01/4/21		3,203,021
2,807,792	Citadel A, 0.13%, 01/4/21		2,807,594

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Short-Term Investments-Repurchase Agreements (continued)
	Invested Cash Collateral for Securities Loaned (continued)
$1,252,455	JVB D, 0.13%, 01/4/21		$1,252,256
1,431,074	Mirae D, 0.13%, 01/4/21		1,430,875
1,569,408	Palafox A, 0.13%, 01/4/21		1,569,210
3,945,919	RBC D, 0.08%, 01/4/21		3,945,721
3,179,289	SWIB A Bi-lateral, 0.16%, 01/4/21		3,179,091
	Total Short-Term Investments-Repurchase Agreements	1.40%	18,466,976
	(Cost $18,466,976)
	Total Investments	101.13%	1,335,893,396
	(Cost $948,994,844)
	Liabilities, Less Other Assets	-1.13%	(14,902,790)
	Net Assets	100.00%	$1,320,990,606

The market value of all loaned securities, including securities not in the top 50 holdings, is $19,300,301.

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

SMALL CAPITALIZATION EQUITY INDEX FUND

December 31, 2020

The Portfolio (Unaudited)
Portfolio Asset Mix (% of Net Assets)
Equities	99.44%
Number of Stocks	588
Top Ten Stocks	6.07%
Rights	0.00%
Fixed Income Securities:
Short-Term Investments	0.76%
Short-Term Investments-Repurchase Agreements	1.72%
Liabilities, Less Other Assets	-1.92%

Top Ten Equity Holdings (% of Net Assets)
Capri Holdings LTD	0.73%
Neogenomics, Inc.	0.71%
Cleveland-Cliffs, Inc.	0.67%
Omnicell, Inc.	0.60%
Yeti Holdings, Inc.	0.59%
Brooks Automation, Inc.	0.58%
Power Integrations, Inc.	0.56%
Saia, Inc.	0.55%
Iridium Communications, Inc.	0.54%
Exponent, Inc.	0.54%

Top 5 Sectors (Equity Securities only) (% of Net Assets)
Financials	23.86%
Industrials	17.54%
Consumer, Non-cyclical	17.53%
Consumer, Cyclical	16.19%
Technology	9.81%

This schedule summarizes the Fund's holdings by asset type.

Details are reported for each of the Fund's 50 largest holdings, or investments greater than 1%.

The total value of any other assets are reported as single amounts within each asset category.

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

SMALL CAPITALIZATION EQUITY INDEX FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities
	Basic Materials	5.06%
18,715	Balchem Corp.		$2,156,342
227,754	Cleveland-Cliffs, Inc.		3,316,098
7,720	Quaker Chemical Corp.*		1,956,171
	Other Basic Materials		17,518,419
	Total Basic Materials		24,947,030
	Communications	4.57%
67,525	Iridium Communications, Inc.		2,655,421
10,345	Stamps.com, Inc.		2,029,586
128,854	Viavi Solutions, Inc.		1,929,589
134,751	Vonage Holdings Corp.		1,734,919
	Other Communications		14,182,058
	Total Communications		22,531,573
	Consumer, Cyclical	16.19%
85,534	Capri Holdings LTD		3,592,428
38,582	Crocs, Inc.		2,417,548
14,167	LCI Industries		1,837,177
174,836	Macy's, Inc.*		1,966,905
21,516	Meritage Homes Corp.		1,781,955
20,216	Shake Shack, Inc., Class A*		1,713,912
8,643	Unifirst Corp./Ma		1,829,637
42,786	Yeti Holdings, Inc.		2,929,557
	Other Consumer, Cyclical		61,766,834
	Total Consumer, Cyclical		79,835,953
	Consumer, Non-cyclical	17.53%
25,469	Alarm.com Holdings, Inc.		2,634,768
27,630	AMN Healthcare Services, Inc.		1,885,747
16,840	Conmed Corp.		1,886,080
64,251	Covetrus, Inc.		1,846,574
30,255	Ensign Group, Inc. (The)		2,206,195
26,548	Glaukos Corp.		1,998,002
30,627	Green Dot Corp., Class A		1,708,987
52,428	HMS Holdings Corp.		1,926,729
64,795	Neogenomics, Inc.		3,488,563
24,697	Omnicell, Inc.		2,964,134
63,717	Select Medical Holdings Corp.		1,762,412
7,901	WD-40 Co.		2,099,138
	Other Consumer, Non-cyclical		60,050,700
	Total Consumer, Non-cyclical		86,458,029
	Energy	3.27%
	Total Energy		$16,097,915
	Financials	23.86%
31,418	Agree Realty Corp.*		2,091,810
51,986	Bankunited, Inc.		1,808,073
30,128	Community Bank System, Inc.		1,877,276
73,594	First Hawaiian, Inc.		1,735,347
12,686	Innovative Industrial Properties, Inc., Class A		2,323,187

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Financials (continued)
18,758	Trupanion, Inc.		$2,245,520
	Other Financials		105,577,710
	Total Financials		117,658,923
	Industrials	17.54%
21,748	Advanced Energy Industries, Inc.		2,108,903
22,447	Applied Industrial Technologies, Inc.		1,750,641
20,186	Chart Industries, Inc.		2,377,709
29,424	Exponent, Inc.		2,649,043
43,202	Hillenbrand, Inc.		1,719,440
22,727	Itron, Inc.		2,179,519
18,241	John Bean Technologies Corp.		2,077,103
15,438	Proto Labs, Inc.		2,368,189
14,982	Saia, Inc.		2,708,746
35,188	Ufp Industries, Inc.		1,954,693
15,938	Watts Water Technologies, Inc., Class A		1,939,655
	Other Industrials		62,665,241
	Total Industrials		86,498,882
	Technology	9.81%
60,476	8x8, Inc.		2,084,608
41,915	Brooks Automation, Inc.		2,843,933
44,041	FormFactor, Inc.		1,894,644
35,358	Liveperson, Inc.		2,200,328
34,010	Power Integrations, Inc.		2,784,059
20,166	Sps Commerce, Inc.		2,189,826
	Other Technology		34,394,890
	Total Technology		48,392,288
	Utilities	1.61%
	Total Utilities		7,955,437
	Total Equities	99.44%	490,376,030
	(Cost $428,146,625)
	Rights
	Total Rights	0.00%	21,796
	(Cost $123)
	Short-Term Investments
$3,732,418	Dreyfus Government Cash Management		$3,732,418
	Total Short-Term Investments	0.76%	3,732,418
	(Cost $3,732,418)
	Short-Term Investments-Repurchase Agreements
	Invested Cash Collateral for Securities Loaned
1,775,813	Cantor D, 0.07%, 01/4/21		$1,775,663
2,013,900	Citadel A, 0.13%, 01/4/21		2,013,749
2,013,943	Citi D, 0.07%, 01/4/21		2,013,792
662,135	Nomura D, 0.07%, 01/4/21		661,984

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

SMALL CAPITALIZATION EQUITY INDEX FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Short-Term Investments-Repurchase Agreements (continued)
	Invested Cash Collateral for Securities Loaned (continued)
$2,013,943	RBC D, 0.08%, 01/4/21		2,013,792
	Total Short-Term Investments-
	Repurchase Agreements	1.72%	8,478,980
	(Cost $8,478,980)
	Total Investments	101.92%	502,609,224
	(Cost $440,358,146)
	Liabilities, Less Other Assets	-1.92%	(9,457,419)
	Net Assets	100.00%	$493,151,805

*	All or a portion of this security is on loan. The market value of all loaned securities, including securities not in the top 50 holdings, is $28,676,805.

$174,000 of cash pledged as margin for futures contracts. The Portfolio had the following open futures contracts at December 31, 2020:

OPEN FUTURES CONTRACTS:

Type	Number of Contracts	Notional Amount	Position	Expiration	Unrealized Gains (Losses) at December 31, 2020
E-mini Russell 2000	29	$2,868,300	Long	Mar 2021	$(4,840)

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

INTERNATIONAL SMALL CAPITALIZATION EQUITY FUND

December 31, 2020

The Portfolio (Unaudited)
Portfolio Asset Mix (% of Net Assets)
Equities	98.44%
Number of Stocks	455
Top Ten Stocks	14.23%
Rights	0.00%
Fixed Income Securities:
Short-Term Investments	1.37%
Other Assets, Less Liabilities	0.19%

Top Ten Equity Holdings (% of Net Assets)
Kerry Logistics Network Ltd.	1.87%
L'occitane International SA	1.64%
Savills PLC	1.58%
Ormat Technologies Inc.	1.55%
Rothschild & Co.	1.44%
Biffa PLC	1.40%
Sopra Steria Group	1.38%
Clipper Logistics PLC	1.15%
Horiba Ltd.	1.14%
Norway Royal Salmon ASA	1.08%

Top 5 Sectors (Equity Securities only) (% of Net Assets)
Industrials	26.51%
Consumer, Non-cyclical	19.67%
Financials	16.00%
Consumer, Cyclical	12.99%
Technology	6.51%

This schedule summarizes the Fund's holdings by asset type.

Details are reported for each of the Fund's 50 largest holdings, or investments greater than 1%.

The total value of any other assets are reported as single amounts within each asset category.

Summary of Investments by Country
	% of Investments	Fair Value
Australia	6.21%	$3,910,390
Austria	2.27	1,427,594
Belgium	0.40	253,909
Brazil	0.63	397,586
Canada	3.27	2,060,118
China	3.67	2,309,159
Denmark	1.79	1,124,084
Egypt	0.04	24,616
Finland	1.37	860,099
France	5.09	3,206,264
Georgia	0.08	48,813
Germany	2.34	1,471,009
Hong Kong	0.61	386,456
Hungary	0.06	37,288
India	1.72	1,085,772
Indonesia	0.19	121,481
Israel	1.55	975,318
Italy	3.88	2,443,077
Japan	24.63	15,503,821
Kyrgyzstan	0.19	119,817
Luxembourg	1.64	1,034,664
Malaysia	0.19	121,567
Malta	0.26	164,935
Mexico	0.44	275,000
Netherlands	0.60	379,336
New Zealand	0.12	76,661
Norway	1.56	980,337
Poland	0.26	166,134
Russia	0.17	104,293
Singapore	0.71	447,569
South Africa	0.55	344,147
South Korea	2.32	1,462,356
Spain	1.88	1,180,504
Sweden	5.44	3,421,472
Switzerland	4.64	2,922,133
Taiwan	2.73	1,716,428
Tanzania	0.05	30,693
Thailand	0.41	255,631
Turkey	0.51	323,117
Ukraine	0.15	96,722
United Kingdom	11.59	7,297,233
United States	3.79	2,386,798
	100.00%	$62,954,401

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

INTERNATIONAL SMALL CAPITALIZATION EQUITY FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities
	Basic Materials	6.20%
350,407	Alumina Ltd.		$496,169
21,300	Lintec Corp.		469,964
	Other Basic Materials		2,947,782
	Total Basic Materials		3,913,915
	Communications	5.21%
4,340	Flatexdegiro AG		337,198
27,000	Internet Initiative Japan, Inc.		531,396
	Other Communications		2,418,804
	Total Communications		3,287,398
	Consumer, Cyclical	12.99%
35,200	Asics Corp.		675,055
78,596	Autogrill SpA		526,029
17,886	de' Longhi SpA		564,180
79,227	Melia Hotels International SA		554,486
32,061	Safestore Holdings PLC		341,841
189,600	Samsonite International SA		335,976
30,600	Sega Sammy Holdings, Inc.		482,214
	Other Consumer, Cyclical		4,713,254
	Total Consumer, Cyclical		8,193,035
	Consumer, Non-cyclical	19.67%
7,600	Ain Holdings, Inc.		468,904
18,800	Ansell Ltd.		504,554
4,600	Ariake Japan Co. Ltd.		330,592
7,846	Biogaia AB, Class B		513,032
92,230	Clipper Logistics PLC		723,664
23,614	CVS Group PLC		484,833
132,192	Iwg PLC		620,162
415,250	L'occitane International SA		1,034,664
18,223	Loomis AB, Class B		501,919
11,700	Nihon Kohden Corp.		435,159
27,055	Norway Royal Salmon ASA		678,117
4,090	Royal Unibrew A/S		475,054
76,520	Savills PLC		998,399
972	Tecan Group AG		477,011
	Other Consumer, Non-cyclical		4,159,221
	Total Consumer, Non-cyclical		12,405,285
	Diversified	0.06%
	Total Diversified		$38,461
	Energy	1.99%
4,250	Landis+gyr Group AG		333,673
	Other Energy		918,647
	Total Energy		1,252,320
	Financials	16.00%
146	Advance Residence Investment Corp.		437,668
50,096	Dovalue SpA		591,496
12,603	Patrizia AG		404,785

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Financials (continued)
28,648	Rothschild & Co.		$907,853
216,900	Seven Bank Ltd.		457,981
	Other Financials		7,293,241
	Total Financials		10,093,024
	Industrials	26.51%
18,700	Anritsu Corp.		417,306
280,440	Biffa PLC		879,784
1,121	Bucher Industries AG		514,370
38,800	Dmg Mori Co. Ltd.		589,638
30,000	Fuji Seal International, Inc.		585,501
12,300	Horiba Ltd.		720,761
42,735	Husqvarna AB, Class B		554,185
537,500	Kerry Logistics Network Ltd.		1,178,447
18,432	Lisi		454,432
12,100	Mabuchi Motor Co. Ltd.		526,800
270,600	Orora Ltd.		563,783
16,000	Palfinger AG		507,039
375	Schweiter Technologies AG		619,379
7,900	Sho-Bond Holdings Co. Ltd.		383,350
18,264	Valmet OYJ		522,024
	Other Industrials		7,703,133
	Total Industrials		16,719,932
	Technology	6.51%
168,558	Bravura Solutions Ltd.		418,818
6,700	Konami Holdings Corp.		376,386
5,380	Sopra Steria Group		870,233
	Other Technology		2,438,354
	Total Technology		4,103,791
	Utilities	3.30%
10,670	Ormat Technologies Inc.		975,347
	Other Utilities		1,109,055
	Total Utilities		2,084,402
	Total Equities	98.44%	62,091,563
	(Cost $53,872,316)
	Rights
	Total Rights	0.00%	1,607
	(Cost $–)
	Short-Term Investments
$861,231	Dreyfus Government Cash Management		$861,231
	Total Short-Term Investments	1.37%	861,231
	(Cost $861,231)
	Total Investments	99.81%	62,954,401
	(Cost $54,733,547)
	Other Assets, Less Liabilities	0.19%	116,831
	Net Assets	100.00%	$63,071,232

CATHOLIC UNITED INVESTMENT TRUST

SCHEDULE OF INVESTMENTS

MAGNUS 45 55 FUND

December 31, 2020

The Portfolio (Unaudited)
Portfolio Asset Mix (% of Net Assets)
CUIT Funds	100.04%
Short-Term Investments	0.00%
Liabilities, Less Other Assets	-0.04%

Shares or Principal Amount		Percent of Net Assets	Fair Value
	CUIT Funds
1,326,839	CUIT Core Equity Index Fund, Class X		$17,792,906
171,464	CUIT Growth Fund, Class X		2,774,290
1,763,564	CUIT Intermediate Diversified Bond Fund, Class X		20,086,996
570,501	CUIT International Equity Fund, Class X		7,587,669
167,938	CUIT International Small Cap Equity Fund, Class X		1,828,843
924,419	CUIT Opportunistic Bond Fund, Class X		10,270,297
961,280	CUIT Short Bond Fund, Class X		9,891,575
353,459	CUIT Small Capitalization Equity Index Fund, Class X		3,919,864
278,258	CUIT Value Equity Fund, Class X		2,921,714
	Total CUIT Funds	100.04%	77,074,154
	(Cost $67,124,672)
	Short-Term Investments
$179	Dreyfus Government Cash Management		$179
	Total Short-Term Investments	0.00%	179
	(Cost $179)
	Total Investments	100.04%	77,074,333
	(Cost $67,124,851)
	Liabilities, Less Other Assets	-0.04%	(31,695)
	Net Assets	100.00%	$77,042,638

CATHOLIC UNITED INVESTMENT TRUST

SCHEDULE OF INVESTMENTS

MAGNUS 60 40 ALPHA PLUS FUND

December 31, 2020

The Portfolio (Unaudited)
Portfolio Asset Mix (% of Net Assets)
CUIT Funds	100.03%
Short-Term Investments	0.01%
Liabilities, Less Other Assets	-0.04%

Shares or Principal Amount		Percent of Net Assets	Fair Value
	CUIT Funds
11,028,105	CUIT Core Equity Index Fund, Class X		$147,886,894
7,170,056	CUIT Growth Fund, Class X		116,011,512
16,051,508	CUIT Intermediate Diversified Bond Fund, Class X		182,826,678
9,465,625	CUIT International Equity Fund, Class X		125,892,807
2,772,867	CUIT International Small Cap Equity Fund, Class X		30,196,516
8,409,167	CUIT Opportunistic Bond Fund, Class X		93,425,840
8,751,680	CUIT Short Bond Fund, Class X		90,054,782
5,940,723	CUIT Small Capitalization Equity Index Fund, Class X		65,882,617
11,883,195	CUIT Value Equity Fund, Class X		124,773,551
	Total CUIT Funds	100.03%	976,951,197
	(Cost $797,846,886)
	Short-Term Investments
$138,601	Dreyfus Government Cash Management		$138,601
	Total Short-Term Investments	0.01%	138,601
	(Cost $138,601)
	Total Investments	100.04%	977,089,798
	(Cost $797,985,487)
	Liabilities, Less Other Assets	-0.04%	(429,165)
	Net Assets	100.00%	$976,660,633

CATHOLIC UNITED INVESTMENT TRUST

SCHEDULE OF INVESTMENTS

MAGNUS 60 40 BETA PLUS FUND

December 31, 2020

The Portfolio (Unaudited)
Portfolio Asset Mix (% of Net Assets)
CUIT Funds	100.04%
Short-Term Investments	0.00%
Liabilities, Less Other Assets	-0.04%

Shares or Principal Amount		Percent of Net Assets	Fair Value
	CUIT Funds
8,578,049	CUIT Core Equity Index Fund, Class X		$115,031,639
4,732,425	CUIT Intermediate Diversified Bond Fund, Class X		53,902,318
2,804,887	CUIT International Equity Fund, Class X		37,304,994
823,418	CUIT International Small Cap Equity Fund, Class X		8,967,026
2,479,284	CUIT Opportunistic Bond Fund, Class X		27,544,844
2,579,963	CUIT Short Bond Fund, Class X		26,547,818
1,739,884	CUIT Small Capitalization Equity Index Fund, Class X		19,295,309
	Total CUIT Funds	100.04%	288,593,948
	(Cost $239,160,297)
	Short-Term Investments
$115	Dreyfus Government Cash Management		$115
	Total Short-Term Investments	0.00%	115
	(Cost $115)
	Total Investments	100.04%	288,594,063
	(Cost $239,160,412)
	Liabilities, Less Other Assets	-0.04%	(102,280)
	Net Assets	100.00%	$288,491,783

CATHOLIC UNITED INVESTMENT TRUST

SCHEDULE OF INVESTMENTS

MAGNUS 75 25 FUND

December 31, 2020

The Portfolio (Unaudited)
Portfolio Asset Mix (% of Net Assets)
CUIT Funds	100.04%
Short-Term Investments	0.00%
Liabilities, Less Other Assets	-0.04%

Shares or Principal Amount		Percent of Net Assets	Fair Value
	CUIT Funds
5,844,239	CUIT Core Equity Index Fund, Class X		$78,371,238
1,052,314	CUIT Growth Fund, Class X		17,026,442
2,330,915	CUIT Intermediate Diversified Bond Fund, Class X		26,549,123
2,805,157	CUIT International Equity Fund, Class X		37,308,588
814,407	CUIT International Small Cap Equity Fund, Class X		8,868,892
1,222,975	CUIT Opportunistic Bond Fund, Class X		13,587,256
1,271,285	CUIT Short Bond Fund, Class X		13,081,522
1,758,462	CUIT Small Capitalization Equity Index Fund, Class X		19,501,348
1,758,801	CUIT Value Equity Fund, Class X		18,467,407
	Total CUIT Funds	100.04%	232,761,816
	(Cost $195,541,039)
	Short-Term Investments
$72	Dreyfus Government Cash Management		$72
	Total Short-Term Investments	0.00%	72
	(Cost $72)
	Total Investments	100.04%	232,761,888
	(Cost $195,541,111)
	Liabilities, Less Other Assets	-0.04%	(94,386)
	Net Assets	100.00%	$232,667,502

CATHOLIC UNITED INVESTMENT TRUST

STATEMENTS OF OPERATIONS

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Money Market Fund		Short Bond Fund		Intermediate Diversified Bond Fund		Opportunistic Bond Fund
	Year Ended		Year Ended		Year Ended		Year Ended
	12/31/20	12/31/19(1)	12/31/20	12/31/19(1)	12/31/20	12/31/19(1)	12/31/20	12/31/19(1)
INVESTMENT INCOME:
Interest income	$705,825	$2,011,000	$10,748,795	$11,944,000	$39,986,704	$43,539,000	$11,301,171	$12,964,000
Dividend income	—	—	—	—	301,038	354,000	6,183	6,000
Total investment income	705,825	2,011,000	10,748,795	11,944,000	40,287,742	43,893,000	11,307,354	12,970,000

EXPENSES:
Investment advisory and administrative fees	224,187	201,000	971,107	996,000
Class A					402,590	459,000	222,754	271,000
Class B					3,647,698	3,741,000	1,045,955	1,144,000
Dividend expense	—	—	—	—	—	—	9,366	12,000
Other expenses	54,220	44,000	155,228	145,000	500,458	490,000	214,706	222,000
Gross expenses	278,407	245,000	1,126,335	1,141,000	4,550,746	4,690,000	1,492,781	1,649,000
Fee waiver	—	—	—	—	—	—	—	—
Net expenses	278,407	245,000	1,126,335	1,141,000	4,550,746	4,690,000	1,492,781	1,649,000
Net investment income	427,418	1,766,000	9,622,460	10,803,000	35,736,996	39,203,000	9,814,573	11,321,000

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, futures contracts, swaps, options and foreign currency transactions	10,007	4,000	(1,023,254)	(1,571,000)	51,804,971	24,369,000	18,764,494	3,833,000

Change in net unrealized appreciation or (depreciation) on investments, futures contracts, swaps, options and foreign currency transactions	18,679	—	5,033,635	7,954,000	52,222,381	50,687,000	13,660,601	11,098,000

Net realized and unrealized gain	28,686	4,000	4,010,381	6,383,000	104,027,352	75,056,000	32,425,095	14,931,000

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$456,104	$1,770,000	$13,632,841	$17,186,000	$139,764,348	$114,259,000	$42,239,668	$26,252,000

(1)	Amounts rounding to the nearest thousand.

See notes to financial statements.

CATHOLIC UNITED INVESTMENT TRUST

STATEMENTS OF OPERATIONS

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Value Equity Fund		Core Equity Index Fund		Growth Fund
	Year Ended		Year Ended		Year Ended
	12/31/20	12/31/19(1)	12/31/20	12/31/19(1)	12/31/20	12/31/19(1)
INVESTMENT INCOME:
Interest income	$32,977	$177,000	$120,269	$477,000	$23,623	$101,000
Dividend income	6,861,484	7,098,000	38,998,066	36,354,000	2,968,956	3,373,000
Total investment income	6,894,461	7,275,000	39,118,335	36,831,000	2,992,579	3,474,000

EXPENSES:
Investment advisory and administrative fees
Class A	564,265	744,000	246,779	294,000	792,416	913,000
Class B	848,833	1,056,000	1,462,045	1,992,000	1,339,244	1,375,000
Other expenses	177,637	172,000	803,872	714,000	179,920	181,000
Gross expenses	1,590,735	1,972,000	2,512,696	3,000,000	2,311,580	2,469,000
Fee waiver	—	(27,000)	—	—	—	—
Net expenses	1,590,735	1,945,000	2,512,696	3,000,000	2,311,580	2,469,000
Net investment income	5,303,726	5,330,000	36,605,639	33,831,000	680,999	1,005,000

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	3,864,206	29,983,000	84,017,121	174,313,000	43,031,436	47,729,000

Change in net unrealized appreciation or (depreciation) on investments, futures contracts and foreign currency transactions	9,523,675	32,460,000	331,052,384	334,687,000	65,050,113	48,881,000

Net realized and unrealized gain	13,387,881	62,443,000	415,069,505	509,000,000	108,081,549	96,610,000

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,691,607	$67,773,000	$451,675,144	$542,831,000	$108,762,548	$97,615,000

(1)	Amounts rounded to the nearest thousand.

See notes to financial statements.

CATHOLIC UNITED INVESTMENT TRUST

STATEMENTS OF OPERATIONS

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	International Equity Fund		Small Capitalization Equity Index Fund		International Small Capitalization Equity Fund
	Year Ended		Year Ended		Year Ended	Year Ended
	12/31/20	12/31/19(1)	12/31/20	12/31/19(1)	12/31/20	12/31/19(1)(2)
INVESTMENT INCOME:
Interest income	$212,776	$591,000	$211,817	$175,000	$5,425	$9,000
Dividend income	18,386,892	23,068,000	6,166,320	6,634,000	1,120,933	35,000
Total investment income	18,599,668	23,659,000	6,378,137	6,809,000	1,126,358	44,000

EXPENSES:
Investment advisory and administrative fees					92,275	1,000
Class A	1,125,716	1,368,000	242,451	321,000
Class B	4,088,562	3,749,000	534,294	535,000
Other expenses	881,206	749,000	361,730	371,000	343,476	9,000
Gross expenses	6,095,484	5,866,000	1,138,475	1,227,000	435,751	10,000
Fee waiver	(9,292)	(29,000)	—	—	(325,213)	(8,000)
Net expenses	6,086,192	5,837,000	1,138,475	1,227,000	110,538	2,000
Net investment income	12,513,476	17,822,000	5,239,662	5,582,000	1,015,820	42,000

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(12,302,040)	2,067,000	9,012,377	17,115,000	(2,313,607)	(43,000)

Change in net unrealized appreciation or (depreciation) on investments, futures contracts and foreign currency transactions	227,274,734	180,049,000	42,402,357	60,273,000	8,010,433	221,000

Net realized and unrealized gain	214,972,694	182,116,000	51,414,734	77,388,000	5,696,826	178,000

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$227,486,170	$199,938,000	$56,654,396	$82,970,000	$6,712,646	$220,000

(1)	Amounts rounded to the nearest thousand.
(2)	Commenced operations December 23, 2019.

See notes to financial statements.

CATHOLIC UNITED INVESTMENT TRUST

STATEMENTS OF OPERATIONS

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Magnus 45 55 Fund		Magnus 60 40 Alpha Plus Fund		Magnus 60 40 Beta Plus Fund		Magnus 75 25 Fund
	Year Ended		Year Ended		Year Ended		Year Ended
	12/31/20	12/31/19(1)	12/31/20	12/31/19(1)	12/31/20	12/31/19(1)	12/31/20	12/31/19(1)
INVESTMENT INCOME:
Interest income	$1	$—	$466	$—	$—	$—	$—	$—
Dividend income	990,422	652,000	11,308,018	10,106,000	3,555,131	2,691,000	2,399,755	835,000
Total investment income	990,423	652,000	11,308,484	10,106,000	3,555,131	2,691,000	2,399,755	835,000

EXPENSES:
Investment advisory and administrative fees
Class A	218,291	189,000	2,509,754	2,198,000	607,869	382,000	313,765	174,000
Class B	79,197		2,444,334	1,796,000	425,849	317,000	658,990	126,000
Gross expenses	297,488	189,000	4,954,088	3,994,000	1,033,718	699,000	972,755	300,000
Fee waiver	—	—	—	—	—	—	—	—
Net expenses	297,488	189,000	4,954,088	3,994,000	1,033,718	699,000	972,755	300,000
Net investment income	692,935	463,000	6,354,396	6,112,000	2,521,413	1,992,000	1,427,000	535,000

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	2,087,917	347,000	19,750,981	5,442,000	2,475,965	1,004,000	3,540,360	1,863,000

Change in net unrealized appreciation or (depreciation) on investments	6,951,973	3,854,000	100,922,032	102,283,000	32,650,143	25,250,000	29,525,742	8,296,000

Net realized and unrealized gain	9,039,890	4,201,000	120,673,013	107,725,000	35,126,108	26,254,000	33,066,102	10,159,000

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,732,825	$4,664,000	$127,027,409	$113,837,000	$37,647,521	$28,246,000	$34,493,102	$10,694,000

(1)	Amounts rounded to the nearest thousand.

See notes to financial statements.

CATHOLIC UNITED INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Money Market Fund		Short Bond Fund		Intermediate Diversified Bond Fund		Opportunistic Bond Fund
	Year Ended		Year Ended		Year Ended		Year Ended
	12/31/20	12/31/19(1)	12/31/20	12/31/19(1)	12/31/20	12/31/19(1)	12/31/20	12/31/19(1)
OPERATIONS:
Net investment income	$427,418	$1,766,000	$9,622,460	$10,803,000	$35,736,996	$39,203,000	$9,814,573	$11,321,000
Net realized gain (loss)	10,007	4,000	(1,023,254)	(1,571,000)	51,804,971	24,369,000	18,764,494	3,833,000
Change in net unrealized appreciation or (depreciation)	18,679	–	5,033,635	7,954,000	52,222,381	50,687,000	13,660,601	11,098,000
Net increase in net assets resulting from operations	456,104	1,770,000	13,632,841	17,186,000	139,764,348	114,259,000	42,239,668	26,252,000

Distributions to participants from net investment income	(427,418)	(1,766,000)	(9,622,460)	(10,803,000)	(35,770,605)	(39,203,000)	(9,961,314)	(11,487,000)

FUND SHARE TRANSACTIONS:
Sale of fund shares	105,965,271	96,764,000	96,555,101	118,923,000	215,071,199	221,270,000	82,890,785	78,986,000
Fund shares redeemed	(91,346,418)	(89,521,000)	(80,285,002)	(80,754,000)	(177,985,496)	(212,578,000)	(106,071,229)	(108,073,000)
Reinvestment of dividends	425,438	1,883,000	9,534,350	10,688,000	33,939,491	37,240,000	9,534,552	11,042,000
Net increase (decrease) in net assets resulting from fund share transactions	15,044,291	9,126,000	25,804,449	48,857,000	71,025,194	45,932,000	(13,645,892)	(18,045,000)

Net increase (decrease) in net assets	15,072,977	9,130,000	29,814,830	55,240,000	175,018,937	120,988,000	18,632,462	(3,280,000)

NET ASSETS AT BEGINNING OF YEAR	82,496,307	73,366,000	445,147,625	389,908,000	1,396,305,431	1,275,317,000	468,103,031	471,383,000

NET ASSETS AT END OF YEAR	$97,569,284	$82,496,000	$474,962,455	$445,148,000	$1,571,324,368	$1,396,305,000	$486,735,493	$468,103,000

FUND SHARE ACTIVITY:
Fund shares at beginning of year	82,517,628	73,392,000	40,973,466	36,042,000	102,780,640	96,537,000	45,897,090	47,746,000
Sale of fund shares	87,799,991	96,764,000	8,922,932	11,247,000	15,886,761	18,641,000	7,843,417	7,803,000
Fund shares redeemed	(160,986,865)	(89,521,000)	(7,361,392)	(7,296,000)	(13,244,254)	(15,154,000)	(10,201,130)	(10,745,000)
Fund shares issued in reinvestment of dividends	425,438	1,883,000	873,460	981,000	2,400,337	2,757,000	913,567	1,093,000

FUND SHARES AT END OF YEAR	9,756,192	82,518,000	43,408,466	40,974,000	107,823,484	102,781,000	44,452,944	45,897,000

(1)	Amounts rounded to the nearest thousand.

See notes to financial statements.

CATHOLIC UNITED INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Value Equity Fund		Core Equity Index Fund		Growth Fund
	Year Ended		Year Ended		Year Ended
	12/31/20	12/31/19(1)	12/31/20	12/31/19(1)	12/31/20	12/31/19(1)
OPERATIONS:
Net investment income	$5,303,726	$5,330,000	$36,605,639	$33,831,000	$680,999	$1,005,000
Net realized gain	3,864,206	29,983,000	84,017,121	174,313,000	43,031,436	47,729,000
Change in net unrealized appreciation or (depreciation)	9,523,675	32,460,000	331,052,384	334,687,000	65,050,113	48,881,000
Net increase in net assets resulting from operations	18,691,607	67,773,000	451,675,144	542,831,000	108,762,548	97,615,000

Distributions to participants from net investment income	(5,303,726)	(5,330,000)	(36,605,639)	(33,831,000)	–	–

FUND SHARE TRANSACTIONS:
Sale of fund shares	51,025,187	64,152,000	355,907,929	484,076,000	27,672,952	61,040,000
Fund shares redeemed	(39,281,852)	(105,760,000)	(313,159,352)	(540,904,000)	(119,856,315)	(92,672,000)
Reinvestment of dividends	5,130,522	5,137,000	35,634,857	32,906,000	–	–
Net increase (decrease) in net assets resulting from fund share transactions	16,873,857	(36,471,000)	78,383,434	(23,922,000)	(92,183,363)	(31,632,000)

Net increase in net assets	30,261,738	25,972,000	493,452,939	485,078,000	16,579,185	65,983,000

NET ASSETS AT BEGINNING OF YEAR	329,598,298	303,626,000	2,231,314,119	1,746,236,000	362,388,612	296,406,000

NET ASSETS AT END OF YEAR	$359,860,036	$329,598,000	$2,724,767,058	$2,231,314,000	$378,967,797	$362,389,000
FUND SHARE ACTIVITY:
Fund shares at beginning of year	14,091,777	10,335,000	49,690,884	40,086,000	11,408,260	8,309,000
Sale of fund shares	3,775,918	5,813,000	10,267,717	17,804,000	1,156,143	4,380,000
Fund shares redeemed	(1,341,613)	(2,261,000)	(7,306,584)	(8,918,000)	(2,776,157)	(1,281,000)
Fund shares issued in reinvestment of dividends	293,037	205,000	853,283	719,000	—	—

FUND SHARES AT END OF YEAR	16,819,119	14,092,000	53,505,300	49,691,000	9,788,246	11,408,000

(1)	Amounts rounded to the nearest thousand.

See notes to financial statements.

CATHOLIC UNITED INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	International Equity Fund		Small Capitalization Equity Index Fund		International Small Capitalization Equity Fund
	Year Ended		Year Ended		Year Ended	Year Ended
	12/31/20	12/31/19(1)	12/31/20	12/31/19(1)	12/31/20	12/31/19(1)(2)
OPERATIONS:
Net investment income	$12,513,476	$17,822,000	$5,239,662	$5,582,000	$1,015,820	$42,000
Net realized gain (loss)	(12,302,040)	2,067,000	9,012,377	17,115,000	(2,313,607)	(43,000)
Change in net unrealized appreciation or (depreciation)	227,274,734	180,049,000	42,402,357	60,273,000	8,010,433	221,000
Net increase in net assets resulting from operations	227,486,170	199,938,000	56,654,396	82,970,000	6,712,646	220,000

Distributions to participants from net investment income	–	–	–	–	–	–

FUND SHARE TRANSACTIONS:
Sale of fund shares	206,260,803	248,224,000	61,279,612	130,198,000	16,080,042	43,230,000
Fund shares redeemed	(125,279,228)	(173,838,000)	(58,700,607)	(119,106,000)	(3,160,326)	(11,000)
Net increase in net assets resulting from fund share transactions	80,981,575	74,386,000	2,579,005	11,092,000	12,919,716	43,219,000

Net increase in net assets	308,467,745	274,324,000	59,233,401	94,062,000	19,632,362	43,439,000

NET ASSETS AT BEGINNING OF PERIOD	1,012,522,861	738,199,000	433,918,404	339,856,000	43,438,870	—

NET ASSETS AT END OF PERIOD	$1,320,990,606	$1,012,523,000	$493,151,805	$433,918,000	$63,071,232	$43,439,000

FUND SHARE ACTIVITY:
Fund shares at beginning of period	32,289,088	27,758,000	22,075,099	20,647,000	4,321,871	—
Sale of fund shares	7,106,784	12,309,000	4,836,265	9,290,000	1,819,559	4,322,000
Fund shares redeemed	(4,084,981)	(7,778,000)	(3,150,426)	(7,862,000)	(333,380)	(1,000)

FUND SHARES AT END OF PERIOD	35,310,891	32,289,000	23,760,938	22,075,000	5,808,050	4,321,000

(1)	Amounts rounded to the nearest thousand.
(2)	Commenced operations December 23, 2019.

See notes to financial statements.

CATHOLIC UNITED INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Magnus 45 55 Fund		Magnus 60 40 Alpha Plus Fund		Magnus 60 40 Beta Plus Fund		Magnus 75 25 Fund
	Year Ended		Year Ended		Year Ended		Year Ended
	12/31/20	12/31/19(1)	12/31/20	12/31/19(1)	12/31/20	12/31/19(1)	12/31/20	12/31/19(1)
OPERATIONS:
Net investment income	$692,935	$463,000	$6,354,396	$6,112,000	$2,521,413	$1,992,000	$1,427,000	$535,000
Net realized gain (loss)	2,087,917	347,000	19,750,981	5,442,000	2,475,965	1,004,000	3,540,360	1,863,000
Change in net unrealized appreciation or (depreciation)	6,951,973	3,854,000	100,922,032	102,283,000	32,650,143	25,250,000	29,525,742	8,296,000
Net increase (decrease) in net assets resulting from operations	9,732,825	4,664,000	127,027,409	113,837,000	37,647,521	28,246,000	34,493,102	10,694,000

Distributions to participants from net investment income	–	–	–	–	–	–	–	–

FUND SHARE TRANSACTIONS:
Sale of fund shares	65,504,345	21,901,000	93,938,160	381,892,000	95,782,595	59,025,000	44,867,850	128,544,000
Fund shares redeemed	(44,644,396)	(1,273,000)	(82,094,608)	(70,252,000)	(42,423,602)	(5,076,000)	(5,783,902)	(1,155,000)
Net increase (decrease) in net assets resulting from fund share transactions	20,859,949	20,628,000	11,843,552	311,640,000	53,358,993	53,949,000	39,083,948	127,389,000

Net increase (decrease) in net assets	30,592,774	25,292,000	138,870,961	425,477,000	91,006,514	82,195,000	73,577,050	138,083,000

NET ASSETS AT BEGINNING OF YEAR	46,449,864	21,158,000	837,789,672	412,313,000	197,485,269	115,290,000	159,090,452	21,007,000

NET ASSETS AT END OF YEAR	$77,042,638	$46,450,000	$976,660,633	$837,790,000	$288,491,783	$197,485,000	$232,667,502	$159,090,000

FUND SHARE ACTIVITY:
Fund shares at beginning of year	4,151,277	2,200,000	75,428,785	44,318,000	17,772,947	12,470,000	13,474,198	2,180,000
Sale of fund shares	5,862,059	2,068,000	8,194,729	37,867,000	8,508,783	5,790,000	3,729,368	11,397,000
Fund shares redeemed	(3,969,809)	(117,000)	(7,346,871)	(6,756,000)	(3,803,343)	(488,000)	(482,900)	(103,000)

FUND SHARES AT END OF YEAR	6,043,527	4,151,000	76,276,643	75,429,000	22,478,387	17,772,000	16,720,666	13,474,000

(1)	Amounts rounded to the nearest thousand.

See notes to financial statements.

CATHOLIC UNITED INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

Per share data and ratios for a trust unit outstanding throughout each period is presented below:

		Income (loss) from Investment operations			Less distributions			Ratios to average net assets
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Net asset value, end of period	Total return	Expenses, net of waivers	Expenses, before waivers	Net investment income	Net assets, end of period (in millions)
Period Ended	$	$	$	$	$	$	%	%	%	%	$
Money Market Fund
12/31/2020	10.00	0.01(a)	0.00(b)	0.01	(0.01)	10.00	0.04	0.31	0.31	0.47	97.6
12/31/2019(c)	10.00	0.20(a)	0.00(b)	0.20	(0.20)	10.00	3.69	0.31	0.31	2.20	82.5
12/31/2018(c)	10.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	10.00	1.79	0.35	0.39	1.77	73.4
12/31/2017(c)	10.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	10.00	0.93	0.32	0.32	0.94	63.5
12/31/2016(c)	10.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	10.00	0.31	0.35	0.35	0.31	62.8
Short Bond Fund
Class A
12/31/2020	11.14	0.23(a)	0.10	0.33	(0.23)	11.24	3.11	0.35	0.35	2.07	335.4
12/31/2019	10.98	0.28(a)	0.16	0.44	(0.28)	11.14	4.14	0.34	0.34	2.56	325.6
12/31/2018	11.07	0.25	(0.09)	0.16	(0.25)	10.98	1.41	0.33	0.33	2.21	332.8
12/31/2017	11.07	0.19	0.00	0.19	(0.19)	11.07	1.71	0.34	0.34	1.70	383.9
12/31/2016	11.03	0.18	0.04	0.22	(0.18)	11.07	1.99	0.34	0.34	1.62	376.8
Class X
12/31/2020	10.17	0.25(a)	0.12	0.37	(0.25)	10.29	3.40	—	—	2.40	139.6
12/31/2019	9.98	0.29(a)	0.19	0.48	(0.29)	10.17	4.60	—	—	2.89	119.5
12/31/2018	10.00	0.12	(0.02)	0.10	(0.12)	9.98	1.23	—(d)	—(d)	2.57(d)	57.1

(a)	Calculated using average shares outstanding.
(b)	Amounts are less than $0.005.
(c)	After the close of trading on October 28, 2020, Money Market Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 7.
(d)	Annualized for periods less than a year.

See notes to financial statements.

CATHOLIC UNITED INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

Per share data and ratios for a trust unit outstanding throughout each period is presented below:

		Income (loss) from Investment operations			Less distributions			Ratios to average net assets
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Net asset value, end of period	Total return	Expenses, net of waivers	Expenses, before waivers	Net investment income	Net assets, end of period (in millions)
Period Ended	$	$	$	$	$	$	%	%	%	%	$
Intermediate Diversified Bond Fund
Class A
12/31/2020	14.43	0.34(a)	1.06	1.40	(0.34)	15.49	10.02	0.54	0.54	2.25	74.8
12/31/2019	13.66	0.39(a)	0.77	1.16	(0.39)	14.43	8.78	0.54	0.54	2.76	83.5
12/31/2018	14.00	0.37	(0.34)	0.03	(0.37)	13.66	—	0.54	0.54	2.47	104.6
12/31/2017	13.82	0.28	0.18	0.46	(0.28)	14.00	3.38	0.53	0.53	2.04	142.6
12/31/2016	13.61	0.27	0.21	0.48	(0.27)	13.82	3.53	0.54	0.54	1.95	133.9
Class B
12/31/2020	14.44	0.36(a)	1.09	1.45	(0.36)	15.53	10.23	0.37	0.37	2.42	1,213.0
12/31/2019	13.65	0.41(a)	0.79	1.20	(0.41)	14.44	8.93	0.39	0.39	2.90	1,074.0
12/31/2018	13.99	0.36	(0.34)	0.02	(0.36)	13.65	0.14	0.39	0.39	2.62	1,056.3
12/31/2017	13.81	0.30	0.18	0.48	(0.30)	13.99	3.54	0.38	0.38	2.19	1,093.5
12/31/2016	13.60	0.29	0.21	0.50	(0.29)	13.81	3.69	0.39	0.39	2.09	1,021.1
Class X
12/31/2020	10.56	0.30(a)	0.83	1.13	(0.30)	11.39	10.73	—	—	2.77	283.5
12/31/2019	9.94	0.34(a)	0.62	0.96	(0.34)	10.56	9.40	—	—	3.28	238.8
12/31/2018	10.00	0.16	(0.06)	0.10	(0.16)	9.94	1.38	—(b)	—(b)	3.03(b)	114.3
Opportunistic Bond Fund
Class A
12/31/2020	10.14	0.20(a)	0.73	0.93	(0.22)	10.85	9.32	0.57	0.57	1.89	34.9
12/31/2019	9.86	0.22(a)	0.28	0.50	(0.22)	10.14	5.35	0.56	0.56	2.17	48.6
12/31/2018	9.99	0.21	(0.13)	0.08	(0.21)	9.86	0.82	0.54	0.54	2.10	60.8
12/31/2017	9.99	0.16	0.00	0.16	(0.16)	9.99	1.63	0.63	0.63	1.63	74.6
12/31/2016	9.87	0.13	0.12	0.25	(0.13)	9.99	2.54	0.54	0.54	1.30	67.3
Class B
12/31/2020	10.16	0.21(a)	0.74	0.95	(0.22)	10.89	9.50	0.41	0.41	2.02	307.1
12/31/2019	9.86	0.23(a)	0.31	0.54	(0.24)	10.16	5.56	0.41	0.41	2.31	300.0
12/31/2018	9.99	0.23	(0.13)	0.10	(0.23)	9.86	0.96	0.39	0.39	2.25	353.5
12/31/2017	9.99	0.18	0.00	0.18	(0.18)	9.99	1.78	0.48	0.48	1.77	396.3
12/31/2016	9.87	0.14	0.12	0.26	(0.14)	9.99	2.69	0.39	0.39	1.45	341.5
Class X
12/31/2020	10.32	0.26(a)	0.76	1.02	(0.23)	11.11	9.98	—	—	2.41	144.8
12/31/2019	9.98	0.28(a)	0.34	0.62	(0.28)	10.32	5.93	—	—	2.72	119.5
12/31/2018	10.00	0.12	(0.02)	0.10	(0.12)	9.98	1.14	—(b)	—(b)	2.67(b)	57.1

(a)	Calculated using average shares outstanding.
(b)	Annualized for periods less than a year.

See notes to financial statements.

CATHOLIC UNITED INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

Per share data and ratios for a trust unit outstanding throughout each period is presented below:

		Income (loss) from Investment operations			Less distributions			Ratios to average net assets
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Net asset value, end of period	Total return	Expenses, net of waivers	Expenses, before waivers	Net investment income	Net assets, end of period (in millions)
Period Ended	$	$	$	$	$	$	%	%	%	%	$
Value Equity Fund
Class A
12/31/2020	72.70	0.75(a)	0.72	1.47	(0.75)	73.42	2.84	1.10	1.10	1.18	58.4
12/31/2019	60.06	0.81(a)	12.64	13.45	(0.81)	72.70	23.06	1.06	1.07	1.20	66.1
12/31/2018	68.47	0.38	(8.41)	(8.03)	(0.38)	60.06	(11.58)	1.04	1.04	0.79	74.7
12/31/2017	59.34	0.63	9.13	9.76	(0.63)	68.47	16.53	1.05	1.05	1.00	127.4
12/31/2016	52.73	0.68	6.61	7.29	(0.68)	59.34	13.98	1.05	1.05	1.29	130.9
Class B
12/31/2020	72.83	0.97(a)	1.02	1.99	(0.97)	73.85	3.26	0.74	0.74	1.53	155.4
12/31/2019	59.96	1.04(a)	12.87	13.91	(1.04)	72.83	23.50	0.71	0.72	1.55	149.0
12/31/2018	68.29	0.70	(8.33)	(7.63)	(0.70)	59.96	(11.27)	0.68	0.68	1.14	177.4
12/31/2017	59.18	0.86	9.11	9.97	(0.86)	68.29	16.96	0.70	0.70	1.35	230.4
12/31/2016	52.58	0.87	6.60	7.47	(0.87)	59.18	14.41	0.70	0.70	1.67	230.7
Class X
12/31/2020	10.28	0.20(a)	0.22	0.42	(0.20)	10.50	4.01	—	—	2.27	146.1
12/31/2019	8.40	0.22(a)	1.88	2.10	(0.22)	10.28	24.43	—	—	2.27	114.5
12/31/2018	10.00	0.31	(1.60)	(1.29)	(0.31)	8.40	(13.67)	—(b)	—(b)	1.84(b)	51.5
Core Equity Index Fund
Class A
12/31/2020	74.92	1.00(a)	13.13	14.13	(1.00)	88.05	19.47	0.39	0.39	1.34	70.2
12/31/2019	57.67	1.00(a)	17.25	18.25	(1.00)	74.92	32.05	0.39	0.39	1.48	76.3
12/31/2018	61.40	1.09	(3.73)	(2.64)	(1.09)	57.67	(4.62)	0.39	0.39	1.45	84.8
12/31/2017	50.84	0.88	10.56	11.44	(0.88)	61.40	22.64	0.38	0.38	1.56	143.0
12/31/2016	46.48	0.85	4.34	5.19	(0.83)	50.84	11.27	0.38	0.38	1.77	126.7
Class B
12/31/2020	75.09	1.19(a)	13.38	14.57	(1.19)	88.47	19.77	0.14	0.14	1.58	1,756.4
12/31/2019	57.70	1.14(a)	17.39	18.53	(1.14)	75.09	32.33	0.19	0.19	1.68	1,473.0
12/31/2018	61.38	1.06	(3.68)	(2.62)	(1.06)	57.70	(4.42)	0.19	0.19	1.65	1,087.6
12/31/2017	50.83	0.99	10.55	11.54	(0.99)	61.38	22.87	0.18	0.18	1.76	1,238.8
12/31/2016	46.46	0.97	4.33	5.30	(0.93)	50.83	11.51	0.18	0.18	1.96	1,053.2
Class C
12/31/2020	75.19	1.28(a)	13.50	14.78	(1.28)	88.69	19.91	0.04	0.04	1.69	539.0
12/31/2019	57.70	1.23(a)	17.49	18.72	(1.23)	75.19	32.52	0.04	0.04	1.83	414.3
12/31/2018	61.36	1.14	(3.66)	(2.52)	(1.14)	57.70	(4.30)	0.04	0.04	1.80	473.0
12/31/2017	50.81	1.07	10.55	11.62	(1.07)	61.36	23.06	0.03	0.03	1.91	495.0
12/31/2016(c)	49.47	0.39	1.47	1.86	(0.52)	50.81	3.78	0.03(b)	0.03(b)	2.12(b)	405.1
Class X
12/31/2020	11.37	0.20(a)	2.04	2.24	(0.20)	13.41	19.89	—	—	1.72	359.2
12/31/2019	8.72	0.19(a)	2.65	2.84	(0.19)	11.37	32.58	—	—	1.88	267.7
12/31/2018	10.00	0.20	(1.28)	(1.08)	(0.20)	8.72	(10.12)	—(b)	—(b)	1.85(b)	100.9

(a)	Calculated using average shares outstanding.
(b)	Annualized for periods less than a year.
(c)	Start date for the CUIT Core Equity Fund Class C was October 1, 2016.

See notes to financial statements.

CATHOLIC UNITED INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

Per share data and ratios for a trust unit outstanding throughout each period is presented below:

		Income (loss) from Investment operations			Less distributions			Ratios to average net assets
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Net asset value, end of period	Total return	Expenses, net of waivers	Expenses, before waivers	Net investment income	Net assets, end of period (in millions)
Period Ended	$	$	$	$	$	$	%	%	%	%	$
Growth Fund
Class A
12/31/2020	126.07	(0.48)(a)	41.86	41.38	—	167.45	32.82	1.18	1.18	(0.34)	64.6
12/31/2019	94.46	(0.18)(a)	31.79	31.61	—	126.07	33.46	1.17	1.17	(0.16)	72.9
12/31/2018	94.89	0.05(a)	(0.48)	(0.43)	—	94.46	(0.45)	1.15	1.15	0.05	83.4
12/31/2017	75.68	0.40(a)	18.81	19.21	—	94.89	25.38	1.16	1.16	0.47	130.2
12/31/2016	71.82	0.11	3.75	3.86	—	75.68	5.37	1.17	1.17	0.58	123.1
Class B
12/31/2020	132.73	(0.07)(a)	44.35	44.28	—	177.01	33.36	0.87	0.87	(0.05)	178.5
12/31/2019	99.16	0.16(a)	33.41	33.57	—	132.73	33.87	0.87	0.87	0.14	175.0
12/31/2018	99.31	0.37(a)	(0.52)	(0.15)	—	99.16	(0.16)	0.85	0.85	0.35	161.3
12/31/2017	78.96	0.68(a)	19.67	20.35	—	99.31	25.77	0.86	0.86	0.76	187.8
12/31/2016	74.71	1.04	3.21	4.25	—	78.96	5.69	0.87	0.87	0.88	158.7
Class X
12/31/2020	12.03	0.11(a)	4.04	4.15	—	16.18	34.50	—	—	0.83	135.8
12/31/2019	8.91	0.11(a)	3.01	3.12	—	12.03	35.02	—	—	1.01	114.4
12/31/2018	10.00	0.02	(1.11)	(1.09)	—	8.91	(10.90)	—(b)	—(b)	1.21(b)	51.7
International Equity Fund
Class A
12/31/2020	43.39	0.17(a)	8.32	8.49	—	51.88	19.57	1.41	1.41	0.41	79.5
12/31/2019	34.42	0.58(a)	8.39	8.97	—	43.39	26.10	1.41	1.41	1.48	98.9
12/31/2018	40.93	4.98	(11.49)	(6.51)	—	34.42	(15.93)	1.40	1.40	1.12	104.9
12/31/2017	31.37	1.76	7.80	9.56	—	40.93	30.47	1.40	1.40	1.12	189.6
12/31/2016	30.65	0.33(a)	0.39	0.72	—	31.37	2.35	1.39	1.39	1.10	173.5
Class B
12/31/2020	47.14	0.43(a)	9.06	9.49	—	56.63	20.13	0.86	0.86	0.95	694.8
12/31/2019	37.19	0.82(a)	9.13	9.95	—	47.14	26.75	0.89	0.90	1.92	537.8
12/31/2018	44.03	1.93	(8.77)	(6.84)	—	37.19	(15.53)	0.95	0.95	1.57	437.7
12/31/2017	33.60	0.29	10.14	10.43	—	44.03	31.04	0.99	0.98	1.49	663.4
12/31/2016	32.70	0.48(a)	0.42	0.90	—	33.60	2.75	0.98	0.98	1.46	471.6
Class C
12/31/2020	47.68	0.79(a)	9.25	10.04	—	57.72	21.06	0.10	0.10	1.69	338.5
12/31/2019	37.32	1.16(a)	9.20	10.36	—	47.68	27.76	0.11	0.11	2.70	223.0
12/31/2018(c)	43.69	0.45	(6.82)	(6.37)	—	37.32	(14.58)	0.11(b)	0.11(b)	2.43(b)	109.7
Class X
12/31/2020	10.98	0.19(a)	2.13	2.32	—	13.30	21.13	—	—	1.82	208.2
12/31/2019	8.58	0.27(a)	2.13	2.40	—	10.98	27.97	—	—	2.69	152.8
12/31/2018	10.00	0.05	(1.47)	(1.42)	—	8.58	(14.20)	—(b)	—(b)	2.53(b)	85.8

(a)	Calculated using average shares outstanding.
(b)	Annualized for periods less than a year.
(c)	Start date for the CUIT International Equity Fund Class C was July 2, 2018.

See notes to financial statements.

CATHOLIC UNITED INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

Per share data and ratios for a trust unit outstanding throughout each period is presented below:

		Income (loss) from Investment operations			Less distributions			Ratios to average net assets
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Net asset value, end of period	Total return	Expenses, net of waivers	Expenses, before waivers	Net investment income	Net assets, end of period (in millions)
Period Ended	$	$	$	$	$	$	%	%	%	%	$
Small Capitalization Equity Index Fund
Class A
12/31/2020	24.01	0.20(a)	2.36	2.56	—	26.57	10.66	0.62	0.62	0.98	50.1
12/31/2019	19.65	0.22(a)	4.14	4.36	—	24.01	22.24	0.61	0.61	1.01	59.3
12/31/2018	21.57	1.77	(3.69)	(1.92)	—	19.65	(8.90)	0.58	0.58	0.94	63.6
12/31/2017	18.85	0.46	2.26	2.72	—	21.57	14.43	0.55	0.55	1.01	115.6
12/31/2016	15.63	0.28	2.94	3.22	—	18.85	20.60	0.55	0.55	1.33	114.1
Class B
12/31/2020	24.92	0.28(a)	2.48	2.76	—	27.68	11.08	0.31	0.31	1.30	334.4
12/31/2019	20.33	0.31(a)	4.28	4.59	—	24.92	22.58	0.31	0.31	1.34	298.7
12/31/2018	22.25	0.21	(2.13)	(1.92)	—	20.33	(8.63)	0.29	0.29	1.23	224.9
12/31/2017	19.38	0.46	2.41	2.87	—	22.25	14.81	0.26	0.26	1.31	237.6
12/31/2016	16.02	0.49	2.87	3.36	—	19.38	20.97	0.25	0.25	1.62	227.8
Class X
12/31/2020	9.96	0.14(a)	0.99	1.13	—	11.09	11.35	—	—	1.63	108.6
12/31/2019	8.09	0.15(a)	1.72	1.87	—	9.96	23.11	—	—	1.65	75.9
12/31/2018	10.00	0.03	(1.94)	(1.91)	—	8.09	(19.10)	—(b)	—(b)	1.54(b)	51.4
International Small Capitalization Equity Fund
Class B
12/31/2020	10.05	0.11(a)	0.61	0.72	—	10.77	7.16	1.15	4.52	1.23	13.2
12/31/2019(c)	10.00	0.01(a)	0.04	0.05	—	10.05	0.50	0.99(b)	7.25(b)	3.07(b)	5.4
Class X
12/31/2020	10.05	0.21(a)	0.62	0.83	—	10.88	8.26	—	—	2.28	49.8
12/31/2019(c)	10.00	0.01(a)	0.04	0.05	—	10.05	0.50	—(b)	—(b)	4.06(b)	38.1

(a)	Calculated using average shares outstanding.
(b)	Annualized for periods less than a year.
(c)	Start date for the CUIT International Small Capitalization Equity Fund Class B and X was December 23, 2019.

See notes to financial statements.

CATHOLIC UNITED INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

Per share data and ratios for a trust unit outstanding throughout each period is presented below:

		Income (loss) from Investment operations			Less distributions			Ratios to average net assets			Net assets, end of period (in millions)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Net asset value, end of period	Total return	Expenses, net of waivers	Expenses, before waivers	Net investment income
Period Ended	$	$	$	$	$	$	%	%	%	%	$
Magnus 45 55 Fund
Class A
12/31/2020	11.19	0.12(a)	1.43	1.55	—	12.74	13.85	0.58	0.58	1.07	36.5
12/31/2019	9.62	0.15(a)	1.42	1.57	—	11.19	16.32	0.57	0.57	1.39	46.5
12/31/2018	10.00	0.04	(0.42)	(0.38)	—	9.62	(3.80)	0.57(b)	0.57(b)	1.97(b)	21.2
Class B
12/31/2020(c)	10.84	0.10(a)	1.82	1.92	—	12.76	17.71	0.38(b)	0.38(b)	1.39(b)	40.6
Magnus 60 40 Alpha Plus Fund
Class A
12/31/2020	11.09	0.07(a)	1.61	1.68	—	12.77	15.15	0.70	0.70	0.67	421.9
12/31/2019	9.30	0.08(a)	1.71	1.79	—	11.09	19.25	0.69	0.69	0.82	354.1
12/31/2018	10.00	0.04	(0.74)	(0.70)	—	9.30	(7.00)	0.69(b)	0.69(b)	2.35(b)	267.5
Class B
12/31/2020	11.12	0.09(a)	1.62	1.71	—	12.83	15.38	0.52	0.52	0.85	554.8
12/31/2019	9.31	0.11(a)	1.70	1.81	—	11.12	19.44	0.52	0.52	1.01	483.6
12/31/2018	10.00	0.08	(0.77)	(0.69)	—	9.31	(6.90)	0.52(b)	0.52(b)	2.52(b)	144.8
Magnus 60 40 Beta Plus Fund
Class A
12/31/2020	11.04	0.11(a)	1.57	1.68	—	12.72	15.22	0.55	0.55	1.01	124.2
12/31/2019	9.18	0.13(a)	1.73	1.86	—	11.04	20.26	0.54	0.54	1.22	104.4
12/31/2018	10.00	0.07	(0.89)	(0.82)	—	9.18	(8.20)	0.54(b)	0.54(b)	3.60(b)	39.6
Class B
12/31/2020	11.19	0.14(a)	1.59	1.73	—	12.92	15.46	0.36	0.36	1.19	164.3
12/31/2019	9.28	0.14(a)	1.77	1.91	—	11.19	20.58	0.37	0.37	1.31	93.1
12/31/2018	10.00	0.10	(0.82)	(0.72)	—	9.28	(7.20)	0.37(b)	0.37(b)	3.77(b)	75.7
Magnus 75 25 Fund
Class A
12/31/2020	11.80	0.07(a)	2.01	2.08	—	13.88	17.63	0.67	0.67	0.58	59.4
12/31/2019	9.64	0.08(a)	2.08	2.16	—	11.80	22.41	0.65	0.65	0.72	37.8
12/31/2018	10.00	0.02	(0.38)	(0.36)	—	9.64	(3.60)	0.65(b)	0.65(b)	2.59(b)	21.0
Class B
12/31/2020	11.81	0.09(a)	2.03	2.12	—	13.93	17.95	0.45	0.45	0.80	173.3
12/31/2019(d)	10.00	0.10(a)	1.71	1.81	—	11.81	18.10	0.44(b)	0.44(b)	1.21(b)	121.3

(a)	Calculated using average shares outstanding.
(b)	Annualized for periods less than a year.
(c)	Start date for the CUIT Magnus 45 55 Fund Class B was May 20, 2020.
(d)	Start date for the CUIT Magnus 75 25 Fund Class B was April 5, 2019.

See notes to financial statements.

CATHOLIC UNITED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

Note 1 - Nature of Organization and Summary of Significant Accounting Policies

Catholic United Investment Trust (CUIT or the Funds) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946, “Financial Services – Investment Companies”.

Nature of Organization

CUIT is comprised of ten professionally managed, no-load, open-end, pooled investment funds (CUIT Funds or Underlying Funds) and four no-load pooled investment fund of funds (Magnus Funds) for the exclusive benefit of religious organizations that are listed, or eligible for listing, in the Kenedy Official Catholic Directory of the Roman Catholic Church in the United States. CUIT is exempt from registration under the Investment Company Act of 1940 and the Fund Shares issued by CUIT are exempt from registration under the Securities Act of 1933. Class A shares for the CUIT Funds (whether one class or multiclass) do not have a minimum initial investment requirement. Initial investment minimum for Class B shares for the CUIT Intermediate Diversified Bond, Opportunistic Bond, Value Equity, Growth, and International Equity Funds is $5.0 million. Initial investment minimum for Class B shares for the CUIT Core Equity Index Fund and Small Capitalization Equity Index Fund is $3.0 million. Initial investment minimum for Class B shares for the CUIT International Small Capitalization Equity Fund is $1.0 million. Initial investment minimum for Class C shares for the CUIT Core Equity Index Fund and CUIT International Equity Fund is $50.0 million. Class X shares for the CUIT Funds are issued only to a fund of the Magnus Funds, each a fund of funds. Class A shares for the Magnus Funds (whether one class or multiclass) do not have a minimum initial investment requirement.

Initial investment minimum for Class B shares of the Magnus Funds is $25.0 million.

The commencement date for CUIT International Small Capitalization Equity Fund was December 23, 2019.

As a result of launching Magnus Funds, Christian Brothers Investment Services (“CBIS”) launched Share Class X which represents the Magnus Funds investment in the CUIT Funds. Class X is not a standalone share class that can be invested in directly.

The CUIT Funds adhere to the CBIS Commitment to Catholic Responsible Investing, to the extent reasonably feasible and practicable. The specific investment objectives of the CUIT Funds are as follows:

Money Market Fund

The Money Market Fund invests in high quality short-term money market instruments with a weighted average maturity of less than 90 days consistent with its specific objective of seeking optimal current income consistent with the preservation of capital.

Short Bond Fund

The investment objective of the Short Bond Fund is to seek a maximum level of current income to the extent consistent with preservation of capital by investing primarily in a diversified portfolio of securities issued by the U.S. government, its agencies and instrumentalities, fixed income obligations of corporations, mortgage-backed and asset-backed securities. It is anticipated that, under normal market conditions, the Short Bond Fund seeks to maintain an effective duration of one to three years. The portfolio of the Short Bond Fund is expected to have a dollar-weighted quality portfolio rating of at least “A” or its equivalent.

Intermediate Diversified Bond Fund

The Intermediate Diversified Bond Fund’s investment objective is to achieve current income and long-term capital appreciation through investments primarily in U.S. government securities, securities issued by U.S. government agencies, fixed income obligations of corporations, mortgage-backed securities and asset-backed securities. The Intermediate Diversified Bond Fund’s strategy will generally be to combine economic and fundamental research to capture inefficiencies in the valuation of market sectors and individual securities. It is anticipated that, under normal market conditions, the portfolio will have an effective duration of four to six years. The portfolio of the Intermediate Diversified Bond Fund is expected to have a dollar-weighted quality portfolio rating of at least “A” or its equivalent.

Opportunistic Bond Fund

The Opportunistic Bond Fund’s investment objective is to achieve current income and relatively low correlation to equity assets through investments primarily in U.S. government securities, securities issued by U.S. government agencies, fixed income obligations of domestic U.S. and foreign corporations and mortgage-backed securities (including forward-settling mortgage-backed securities) and asset-backed securities, including collateralized mortgage obligations (“CMO”). The Opportunistic Bond Fund also anticipates entering into repurchase agreements covering the foregoing securities. In addition, the Opportunistic Bond Fund will utilize strategies involving equity securities, derivative and option-based instruments, primarily within hedged combinations to capture merger arbitrage, interest rate or credit spread, or other fixed income opportunities, or to more cost effectively replicate a position than by use of physical fixed income issues. In furtherance of its investment objective, the Opportunistic Bond Fund may invest in a wide range of securities and instruments including, without limitation, interests in bank loans or leveraged loans, which are secured, senior floating rate financings made by banks, master limited partnerships, preferred stock, warrants and rights, and shares of investment companies. In addition, the Opportunistic Bond Fund may engage in derivatives transactions, including credit default swaps, put and call options, futures contracts, and short sales.

CATHOLIC UNITED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

Note 1 - Nature of Organization and Summary of Significant Accounting Policies (continued)

Value Equity Fund

The Value Equity Fund’s objective is to provide investors long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of large and established companies that are believed to be undervalued.

Core Equity Index Fund

The Core Equity Index Fund’s objective is to replicate the aggregate price and yield performance of the Standard & Poor’s Composite Stock Price Index (the S&P 500® Index), an index that emphasizes large capitalization companies. “S&P 500®” is a registered trademark of McGraw-Hill. Neither McGraw-Hill nor Standard & Poor’s is a sponsor of, or affiliated in any way with, the Core Equity Index Fund and neither endorses the Core Equity Index Fund.

Growth Fund

The Growth Fund’s objective is to provide investors long-term capital appreciation through investing primarily in equity securities of well-established, medium to large companies that are believed to have above-average market appreciation potential.

International Equity Fund

The International Equity Fund’s objective is to provide investors long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of well-established companies based in those countries included in the Morgan Stanley Capital International All Country World Ex-USA Index that are believed to have above-average market appreciation potential.

Small Capitalization Equity Index Fund

The Small Capitalization Index Fund’s investment objective is to replicate the price and yield performance of the S&P SmallCap 600 Index, an index which emphasizes small-capitalization companies. The S&P SmallCap 600 Index is designed to track the small-cap segment of the U.S. equity market. The S&P SmallCap 600 Index was created to be an efficient benchmark composed of small cap companies that meet investability and financial viability criteria.

International Small Capitalization Equity Fund

The International Small Capitalization Equity Fund’s objective is to provide investors long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of well-established companies based in those countries included in the Morgan Stanley Capital International All Country World ex-US Small-Cap Index that are believed to have above-average market appreciation potential.

Magnus 45 55 Fund

The Magnus 45 55 Fund’s investment objective is to achieve current income and long-term capital appreciation. The Magnus 45 55 Fund invests in the Underlying Funds according to a fixed formula that reflects an allocation of approximately 45% of the Magnus 45 55 Fund’s assets to return-seeking securities and approximately 55% of the Magnus 45 55 Fund’s assets to risk-reducing securities.

Magnus 60 40 Alpha Plus Fund

The Magnus 60 40 Alpha Plus Fund’s investment objective is to achieve current income and long-term capital appreciation. The Magnus 60 40 Alpha Plus Fund invests in the Underlying Funds according to a fixed formula that reflects an allocation of approximately 60% of the Magnus 60 40 Alpha Plus Fund’s assets to return-seeking securities and approximately 40% of the Magnus 60 40 Alpha Plus Fund’s assets to risk-reducing securities, with a bias towards “active” management in the equity portion of the portfolio.

Magnus 60 40 Beta Plus Fund

The Magnus 60 40 Beta Plus Fund’s investment objective is to achieve current income and long-term capital appreciation. The Magnus 60 40 Beta Plus Fund invests in the Underlying Funds according to a fixed formula that reflects an allocation of approximately 60% of the Magnus 60 40 Beta Plus Fund’s assets to return-seeking securities and approximately 40% of the Magnus 60 40 Beta Plus Fund’s assets to risk-reducing securities, with a bias towards “passive” management in the equity portion of the portfolio.

CATHOLIC UNITED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

Note 1 - Nature of Organization and Summary of Significant Accounting Policies (continued)

Magnus 75 25 Fund

The Magnus 75 25 Fund’s investment objective is to achieve current income and long-term capital appreciation. The Magnus 75 25 Fund invests in the Underlying Funds according to a fixed formula that reflects an allocation of approximately 75% of the Magnus 75 25 Fund’s assets to return-seeking securities and approximately 25% of the Magnus 75 25 Fund’s assets to risk-reducing securities.

Net Asset Value and Valuation of Securities

Effective October 28, 2020, the Money Market Fund changed its pricing methodology from a stable net asset value of $1.00 per fund share to a floating net asset value of $10.00 per fund share.

Each Fund calculates its net asset value (NAV) per share each business day as of the close of trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time). The Funds do not calculate NAV on days the NYSE is closed for trading, which include New Year’s Day, Martin Luther King Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The net asset value (NAV) of each Fund is determined by the fair value of each Fund’s securities and other assets, less any liabilities. The net asset value per fund share is obtained by dividing the total NAV of each class of the respective Fund by the number of fund shares outstanding. For this purpose, securities listed or traded on a national or foreign securities exchange are valued at their last sale price or, if there have been no sales on that day, at the most recent bid price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities traded in the over-the-counter market not covered by the NASDAQ are valued at the latest bid price. Debt securities are valued at the most recent bid price by using market quotations or independent pricing services. Foreign currency forward contracts are valued daily using quoted forward exchange rates. If no quotations are readily available, securities and other assets are valued as the Board of Trustees, or their designees, in good faith deem appropriate to reflect the fair value thereof. See more information about valuing securities under “Fair Value” heading below.

Investment Transactions

Investment transactions are accounted for on trade date +1, except for financial reporting purposes where investment transactions are accounted for on a trade date basis. Realized gains and losses on investments are determined on a specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities net of foreign withholdings are recorded as the information becomes available.

Discounts and premiums on securities are amortized over the contractual life of the respective securities using the effective interest method.

CATHOLIC UNITED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

Note 1 - Nature of Organization and Summary of Significant Accounting Policies (continued)

Investment transactions for the year ended December 31, 2020, excluding short-term investments, were as follows:

CUIT Funds	Purchases	Sales
Money Market Fund	$38,556,991	$53,537,518
Short Bond Fund	206,609,461	168,451,909
Intermediate Diversified Bond Fund	1,302,482,215	1,255,594,685
Opportunistic Bond Fund	411,662,280	428,094,628
Value Equity Fund	288,430,933	268,844,618
Core Equity Index Fund	357,708,603	273,045,275
Growth Fund	136,335,166	224,594,426
International Equity Fund	599,166,063	488,589,251
Small Capitalization Equity Index Fund	83,362,142	71,794,444
International Small Capitalization Equity Fund	54,017,386	39,598,179

Magnus Funds	Purchases	Sales
Magnus 45 55 Fund	$37,024,389	$15,511,765
Magnus 60 40 Alpha Plus Fund	159,510,509	141,402,000
Magnus 60 40 Beta Plus Fund	88,831,641	32,924,050
Magnus 75 25 Fund	65,231,169	24,692,185

Foreign Currency Translation

Investment securities and all other assets and liabilities of the International Equity Fund and International Small Capitalization Equity Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rates based on the Intercontinental Exchange (“ICE”) WM London close on the date of valuation. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss in the statements of operations.

Foreign Security Risk

The International Equity Fund and International Small Capitalization Equity Fund each invest a substantial percentage of their assets in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. In addition, changes in currency exchange rates will affect the value of investments denominated in a foreign currency, as well as investment income derived from those securities.

Sector Risk

At times, certain Funds may have increased exposure to risks of a particular sector. A negative development in a particular sector may adversely impact fund performance. See the accompanying schedules of investments for disclosure of exposure levels to specific sectors.

CATHOLIC UNITED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

Note 1 - Nature of Organization and Summary of Significant Accounting Policies (continued)

Redemption of Fund Shares

Investors may redeem an amount equal to the value of their account plus any accrued income, in whole or in part, by means of a request to withdraw in proper form. Withdrawals from all Funds may be made by written request. The sale price will be the next net asset value for the particular Fund determined after a valid written redemption request is received. Generally, redemption proceeds will be sent within seven days after receipt of a valid redemption request. Redemption requests for significant amounts may take longer to process. Under unusual circumstances, in order to protect the interests of remaining Participating Organizations, or to accommodate a request by a particular Participating Organization that does not adversely affect the interests of the remaining Participating Organizations, CBIS reserves the right to pay part or all of the redemption proceeds in marketable securities instead of cash. In such cases, CBIS, in its discretion, would determine the securities to be delivered in the redemption. If the Participating Organization later wishes to convert the securities to cash, it might incur brokerage or other transaction costs.

The Funds may suspend the right of redemption during any period when (i) trading on the New York Stock Exchange is restricted or such Exchange is closed, other than customary weekend and holiday closing; or (ii) the Securities and Exchange Commission has by order permitted such suspension, making disposal of portfolio securities or determination of the value of net assets of a particular Fund not reasonably practicable.

The Funds have the right, upon thirty (30) days written notice, to redeem involuntarily in cash at net asset value any Participating Organization’s investment in fund shares of a given Fund. Notice of redemption by a Fund does not preclude a Participating Organization from exercising its right of redemption prior to the expiration of the thirty-day notice period.

The value of fund shares on redemption may be more or less than the investor’s cost, depending on the net asset value of a particular Fund’s shares at the time of redemption.

Income Taxes

CUIT is a not-for-profit organization as described in Section 501(c) (3) of the Internal Revenue Code, as amended (the Code), and is generally exempt from income taxes pursuant to Section 501(a) of the Code. CUIT is required to assess uncertain tax positions and has determined that there were no such positions that are material to the financial statements.

Distributions to Participants

Certain Funds distribute their net investment income to the participants in the form of additional shares on a reinvestment basis. Participants, at their discretion, may redeem such shares or retain the shares in their accounts. Distributions to participants are recorded on the ex-dividend date.

Income and Other Expense Allocation

Income, fees, realized and unrealized gains (losses) and non-class specific expenses are allocated on a daily basis to each of the classes based on relative net assets of that class to the entire Fund. Class specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosure in the accompanying notes. Actual results may differ from those estimates.

CATHOLIC UNITED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

Note 1 - Nature of Organization and Summary of Significant Accounting Policies (continued)

Fair Value

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. CUIT, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case CUIT may use adjustment factors obtained from an independent valuation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

Accounting standards establish a fair value hierarchy and specify that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The three levels of the fair value hierarchy are described below:

•	Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 - Quoted prices that are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 - Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to CUIT’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common & preferred stock): Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would be categorized in level 2 of the fair value hierarchy.

Corporate obligations: The fair value of corporate bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. These have been classified as level 2 of the fair value hierarchy.

CATHOLIC UNITED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

Note 1 - Nature of Organization and Summary of Significant Accounting Policies (continued)

Fair Value (continued)

U.S. government obligations: These securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These are categorized in level 1 and level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

U.S. agency obligations: U.S. agency obligations are comprised of agency issued debt. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Depending on market activity levels, these securities are typically categorized in level 1 or level 2 of the fair value hierarchy. As of December 31, 2020, these have been classified in level 1 and 2 of the fair value hierarchy.

Collateralized mortgage obligations: Collateralized mortgage obligations are comprised of mortgage pass-throughs. Mortgage pass-throughs include to-be-announced (TBA) securities and mortgage pass-through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations. Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized as level 2 of the fair value hierarchy.

Certificates of Deposit: Fair values are estimated to approximate deposit account balances, payable on demand, as no discounts for credit quality or liquidity were determined to be applicable. These have been classified in level 2 of the fair value hierarchy.

Short-term repurchase agreements: Short-term repurchase agreements are recorded at fair value, which is determined to be amortized cost. To the extent the inputs are observable and timely, the values have been categorized in level 2 of the fair value hierarchy.

Short-term investments: Short-term investments generally consist of investments in money market mutual funds. The fair values of money market mutual fund investments are carried at NAV of $1 per share; the values have been categorized in level 1 of the fair value hierarchy.

U.S. Treasury bills: U.S. Treasury bills are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

U.S. Treasury bills are typically categorized in level 1 or level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities. As of December 31, 2020, these have been classified in level 2 of the fair value hierarchy.

Derivative instruments: Listed derivatives such as futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Over the counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by CUIT using pricing models fall into this category and are categorized within level 2 of the fair value hierarchy.

Municipals: Municipals are fixed income bonds that are normally valued based on quotes and active trades of similar securities as well as reviews of current economic conditions, market psychology, trading levels, spread relationships and the slope of the yield curve. These have been classified as level 2 investments.

Mortgage backed securities-commercial: The fair value of commercial mortgage backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would be categorized in level 2 of the fair value hierarchy; otherwise they would be categorized as level 3. These have been classified in level 2 of the fair value hierarchy.

CATHOLIC UNITED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

Note 1 - Nature of Organization and Summary of Significant Accounting Policies (continued)

Fair Value as of December 31, 2020 :
Investments in Securities	Level 1	Level 2	Level 3	Total
Money Market Fund:
Asset Backed Securities	$—	$9,080,278	$—	$9,080,278
Certificate of Deposit	—	5,474,850	—	5,474,850
Commercial Paper	—	6,195,284	—	6,195,284
Corporate Obligations	—	4,845,067	—	4,845,067
Sovereign	—	4,855,343	—	4,855,343
U.S. Government Obligations	—	63,171,231	—	63,171,231
Short-Term Investments	6,486,820	—	—	6,486,820
Short-Term Investments-Repurchase Agreements	—	6,400,000	—	6,400,000
Total	$6,486,820	$100,022,053	$—	$106,508,873
Short Bond Fund:
Asset Backed Securities	—	52,265,731	—	52,265,731
Collateralized Mortgage Obligations	—	1,746,376	—	1,746,376
Commercial Mortgage Backed Securities	—	28,736,269	—	28,736,269
Corporate Obligations	—	221,968,089	—	221,968,089
Municipals	—	17,790,395	—	17,790,395
Sovereign	—	18,154,309	—	18,154,309
U.S. Agency Obligations	—	44,470,122	—	44,470,122
U.S. Government Obligations	—	81,475,030	—	81,475,030
Short-Term Investments	6,695,526	—	—	6,695,526
Short-Term Investments-Repurchase Agreements	—	2,218,561	—	2,218,561
Total	$6,695,526	$468,824,882	$—	$475,520,408
Intermediate Diversified Bond Fund:
Asset Backed Securities	—	90,009,677	—	90,009,677
Collateralized Mortgage Obligations	—	11,425,106	—	11,425,106
Commercial Mortgage Backed Securities	—	92,747,363	—	92,747,363
Corporate Obligations	2,386	631,865,338	—	631,867,724
Municipals	—	9,182,584	—	9,182,584
Sovereign	—	28,424	—	28,424
U.S. Agency Obligations	—	298,337,744	—	298,337,744
U.S. Government Obligations	—	365,888,559	—	365,888,559
Preferred Securities	4,469,227	—	—	4,469,227
Short-Term Investments	107,543,605	—	—	107,543,605
Short-Term Investments-Repurchase Agreements	—	6,979,765	—	6,979,765
Total	$112,015,218	$1,506,464,560	$—	$1,618,479,778
Other Financial Instruments*
Futures Contracts	$475,659	$—	$—	$475,659
Opportunistic Bond Fund:
Equities	39,811,365	556,712	—	40,368,077
Asset Backed Securities	—	48,955,632	—	48,955,632
Collateralized Mortgage Obligations	—	4,947,870	—	4,947,870
Commercial Mortgage Backed Securities	—	43,629,155	—	43,629,155
Corporate Obligations	—	229,814,593	—	229,814,593
Municipals	—	10,061,495	—	10,061,495
Rights	—	—	—	—
Sovereign	—	1,997,679	—	1,997,679
U.S. Agency Obligations	—	18,278,432	—	18,278,432
U.S. Government Obligations	—	68,200,521	—	68,200,521
Warrants	466,335	150	—	466,485
Preferred Securities	312,500	—	—	312,500
Short-Term Investments	5,757,233	—	—	5,757,233
Short-Term Investments-Repurchase Agreements	—	1,439,059	—	1,439,059
Total	$46,347,433	$427,881,298	$—	$474,228,731
Equity Securities-Short Sales	(486,044)	—	—	(486,044)
Other Financial Instruments*
Written Call Options	18,480	—	—	18,480
Futures Contracts	213,288	—	—	213,288
Credit Default Swap Contracts	—	5,430	—	5,430
Total	$231,768	$5,430	$—	$237,198

CATHOLIC UNITED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

Note 1 - Nature of Organization and Summary of Significant Accounting Policies (continued)

Fair Value as of December 31, 2020 :
Investments in Securities	Level 1	Level 2	Level 3	Total
Value Equity Fund:
Equities	$355,730,468	$—	$—	$355,730,468
Warrants	128,539	—	—	128,539
Preferred Securities	326,700	—	—	326,700
Short-Term Investments	4,359,174	—	—	4,359,174
Short-Term Investments-Repurchase Agreements	—	177,660	—	177,660
Total	$360,544,881	$177,660	$—	$360,722,541
Core Equity Index Fund:
Equities	2,716,365,889	—	—	2,716,365,889
Short-Term Investments	17,185,246	—	—	17,185,246
Short-Term Investments-Repurchase Agreements	—	1,869,225	—	1,869,225
Total	$2,733,551,135	$1,869,225	$—	$2,735,420,360
Other Financial Instruments*
Futures Contracts	$307,252	$—	$—	$307,252
Growth Fund:
Equities	377,812,397	—	—	377,812,397
Short-Term Investments	1,969,887	—	—	1,969,887
Total	$379,782,284	$—	$—	$379,782,284
International Equity Fund:
Equities	1,279,050,659	5,239	—	1,279,055,898
Rights	—	—	—	—
Short-Term Investments	38,370,522	—	—	38,370,522
Short-Term Investments-Repurchase Agreements	—	18,466,976	—	18,466,976
Total	$1,317,421,181	$18,472,215	$—	$1,335,893,396
Small Capitalization Equity Index Fund:
Equities	490,376,030	—	—	490,376,030
Rights	21,796	—	—	21,796
Short-Term Investments	3,732,418	—	—	3,732,418
Short-Term Investments-Repurchase Agreements	—	8,478,980	—	8,478,980
Total	$494,130,244	$8,478,980	$—	$502,609,224
Other Financial Instruments*
Futures Contracts	$(4,840)	$—	$—	$(4,840)
International Small Capitalization Equity Fund:
Equities	62,091,563	—	—	62,091,563
Rights	—	1,607	—	1,607
Short-Term Investments	861,231	—	—	861,231
Total	$62,952,794	$1,607	$—	$62,954,401
Magnus 45 55 Fund:
CUIT Funds	—	77,074,154	—	77,074,154
Short-Term Investments	179	—	—	179
Total	$179	$77,074,154	$—	$77,074,333
Magnus 60 40 Alpha Plus Fund:
CUIT Funds	—	976,951,197	—	976,951,197
Short-Term Investments	138,601	—	—	138,601
Total	$138,601	$976,951,197	$—	$977,089,798
Magnus 60 40 Beta Plus Fund:
CUIT Funds	—	288,593,948	—	288,593,948
Short-Term Investments	115	—	—	115
Total	$115	$288,593,948	$—	$288,594,063
Magnus 75 25 Fund:
CUIT Funds	—	232,761,816	—	232,761,816
Short-Term Investments	72	—	—	72
Total	$72	$232,761,816	$—	$232,761,888

*	Represents the unrealized appreciation (depreciation).

CATHOLIC UNITED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

Note 1 - Nature of Organization and Summary of Significant Accounting Policies (continued)

Forward Foreign Currency Contracts

The International Equity Fund and International Small Capitalization Equity Fund engage in portfolio hedging with respect to changes in foreign currency exchange rates by entering into foreign currency forward contracts to purchase or sell foreign currencies. A foreign currency forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to the Fund on a foreign currency forward contract. Fluctuations in the value of the foreign currency forward contracts are recorded daily as net unrealized gains or losses. The Fund realizes a gain or loss upon settlement of the contracts. The statements of operations reflect net realized and net unrealized gains and losses on these contracts. Foreign currency at a fixed price on a future date is used as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates.

Futures Contracts

A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Core Equity Index, Intermediate Diversified Bond and Opportunistic Bond Funds generally invest in exchange traded futures. These contracts are generally used to provide the return of a type of security without purchasing the securities of the underlying futures contract or to manage the Fund’s overall exposure to the market risk of the fixed income and equity markets. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities, with a value equal to a percentage of the contract amount, with either a futures commission merchant or with its custodian in an account in the broker’s name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon the changes in the value of the contract (the variation margin).

Swap Contracts

The Opportunistic Bond Fund may enter into OTC credit default swap contracts from time to time to hedge credit risk, to hedge market risk, or to gain exposure on single-name issues and/or baskets of securities. In connection with these agreements, securities or cash may be paid or received by the Fund as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Collateral on swaps, if any, is reflected on the Statements of Assets and Liabilities.

In an OTC credit default swap contract, the protection buyer typically makes an upfront payment and/or a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset, respectively, in the Statements of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses. OTC credit default swap contracts are marked to market daily and the change is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss.

Options Contracts

The Opportunistic Bond Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option.

CATHOLIC UNITED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

Note 1 - Nature of Organization and Summary of Significant Accounting Policies (continued)

Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced. OTC options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.

Note 2 - Related Party Transactions

Investment Advisory and Administrative Fee

The Funds have contracted with Christian Brothers Investment Services, Inc. (CBIS) to provide investment advisory and administrative services. For providing these services, each CUIT Fund is charged an annual fee (see schedule below) based on the average daily net assets of the participating investment account as defined in the management contract. This fee is accrued daily and paid on a monthly basis.

Under the management contract, the CUIT Funds are charged an advisory and administrative fee (see schedule below) paid to CBIS. In addition to the advisory and administrative fee, the CUIT Funds bear the following fees and expenses: Trustee compensation; Trustee costs and expenses associated with the holding of Board meetings; expenses relating to the issuance, registration, and qualification of shares of the CUIT Funds in appropriate states (so-called blue sky registrations); fees and expenses of the custodian; financial statement preparation fees; auditing fees; fees and expenses of legal counsel; license fees paid to providers of investment indices; expenses related to transfer agency, shareholder servicing and fund accounting; fees associated with the benchmark index and performance analytics software used to assess CUIT Funds performance. The CUIT Funds may also pay fees to consultants based on cost savings achieved by the CUIT Funds attributable to the services of such consultants. Under the management contract, CBIS bears all costs of its operations of the CUIT Funds, excluding those aforementioned fees and expenses borne by the CUIT Funds. The costs borne by CBIS include interest charges; incidental and operational costs associated with the holding of Board meetings; costs associated with holding Participating Organization meetings; costs associated with preparing reports and notices; costs associated with maintaining trade association memberships; record keeping expenses; and any extraordinary expenses.

Under the management contract, the Magnus Funds are charged a Total Expense Ratio (see schedule below) paid to CBIS which is inclusive of the advisory and administrative fees and all of the other expenses for services provided to the Magnus Funds. Under the management contract, CBIS bears all costs of its operations of the Magnus Funds.

CUIT Fund	Annual Advisory and Administrative Fee
Money Market Fund	0.25%
Short Bond Fund	0.30%
Intermediate Diversified Bond Fund - Class A	0.50%
Intermediate Diversified Bond Fund - Class B	0.30%**
Opportunistic Bond Fund - Class A	0.50%
Opportunistic Bond Fund - Class B	0.35%
Value Equity Fund - Class A	1.00%
Value Equity Fund - Class B	0.65%
Core Equity Index Fund - Class A	0.35%
Core Equity Index Fund - Class B	0.06%**
Core Equity Index Fund - Class C	0.00%*
Growth Fund - Class A	1.10%
Growth Fund - Class B	0.80%
International Equity Fund - Class A	1.30%
International Equity Fund - Class B	0.74%**
International Equity Fund - Class C	0.00%*
Small Capitalization Equity Index Fund - Class A	0.50%
Small Capitalization Equity Index Fund - Class B	0.20%
International Small Capitalization Equity Fund - Class B	0.96%

CATHOLIC UNITED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

Note 2 - Related Party Transactions (continued)

Magnus Fund	Total Expense Ratio
45 55 Fund - Class A	0.58%
45 55 Fund - Class B	0.38%
60 40 Alpha Plus Fund - Class A	0.71%
60 40 Alpha Plus Fund - Class B	0.50%***
60 40 Beta Plus Fund - Class A	0.56%
60 40 Beta Plus Fund - Class B	0.33%***
75 25 Fund - Class A	0.67%
75 25 Fund - Class B	0.43%***

*	No management fee exists for the CUIT Core Equity Index Fund – Class C Shares and CUIT International Equity Fund – Class C Shares pursuant to the Investment Management Agreement between CUIT and CBIS. Rather, investors that hold Class C Shares are billed and pay directly to CBIS a separate investment management fee, as set forth in the CUIT Offering Memorandum, pursuant to an Investment Management Fee Agreement by and between CBIS and the investor.
**	Effective July 1, 2020, the advisory and administration fee for Intermediate Diversified Bond Fund Class B was decreased from 0.35% to 0.30%. The advisory and administration fee for Core Equity Index Fund Class B was decreased from 0.15% to 0.06%. The advisory and administration fee for International Equity Fund Class B was decreased from 0.79% to 0.74%.
***	Effective August 24, 2020, the operating fee for Magnus 60 40 Alpha Plus Fund Class B was decreased from 0.54% to 0.50%. The operating fee for Magnus 60 40 Beta Plus Fund Class B was decreased from 0.39% to 0.33%. The operating fee for Magnus 75 25 Fund Class B was decreased from 0.47% to 0.43%.

Expense Waiver

CBIS has agreed to voluntarily waive its fees or reimbursement expenses, or both, so that the total annual fund operating expenses will not exceed the following:

Fund	Total Annual Fund Operating Expenses
Money Market Fund	0.35%
International Equity Fund – Class B	0.89%
International Small Capitalization Equity Fund – Class B	1.15%

As provided in the Investment Management Agreement between CUIT and CBIS, to the extent that CBIS voluntarily agrees to waive fees and/or reimburse expenses, CUIT, on behalf of such Series, may reimburse CBIS for any of its fee waivers and/or expense reimbursements up to the amount waived or reimbursed during the preceding five-year period. The total amount of the waived management fees that are subject to recapture by the Money Market Fund by the following dates are:

12/31/2021	12/31/2022	12/31/2023	12/31/2024	12/31/2025
$199	$0	$27,363	$0	$0

For the years ended December 31, 2020 and 2019, the total amount of the waived management fees are as follows:

Fund	Year Ended 12/31/20	Year Ended 12/31/19
International Equity Fund – Class B	$9,292	$29,277
International Small Capitalization Equity Fund – Class B	$325,213	$8,255

One sub-adviser to the Value Equity Fund has voluntarily reduced its fee to CBIS for an indefinite period of time; this temporary concession of a portion of the investment management fee paid by CBIS has been passed on to the Value Equity Fund as a fee waiver. The temporary concession expired on January 1, 2020. This fee waiver is reflected in the Financial Statements of the Value Equity Fund.

CBIS has voluntarily agreed to waive its fees and/or reimburse expenses as necessary to prevent the total expense ratio of each of the Magnus Funds from exceeding the Total Expense Ratio (shown above) for each Magnus Fund.

CATHOLIC UNITED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

Note 3 - Contingencies and Financial Guarantees

Contingencies

CUIT may from time to time, be involved in various legal and administrative proceedings and claims arising in the ordinary course of its business. The ultimate resolution of such claims would not, in the opinion of management, have a material effect on CUIT’s statements of assets and liabilities and statements of operations, changes in net assets or financial highlights.

Financial Guarantees

The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is not known. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Foreign Taxes

Funds that invest in foreign securities are subject to foreign taxes that may be imposed by certain countries in which the Funds invest. The Funds generally record foreign taxes based on applicable foreign tax law. The Funds incur withholding taxes on certain foreign dividends and interest, and those taxes are accrued at the time the associated income is recorded. The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds record a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. In consideration of recent decisions rendered by European courts, the International Equity Fund has filed for additional reclaims related to prior years in accordance with European Union law. However, consistent with U.S. GAAP accrual requirements, the International Equity Fund has not recorded a corresponding receivable amount because there is limited historical precedent for U.S. funds collecting reclaims of this magnitude and the amount of the reclaims that these funds may receive in the future, if any, is uncertain. Any amounts to which the International Equity Fund may be entitled, if and when recorded, likely would result in an increase in the net asset value per share of the International Equity fund at that time. As of December 31, 2020, the total amount of reclaims filed for the International Equity Fund in the countries that may be affected by the European courts’ decisions (namely, France and Sweden) represents approximately 0.07% of the net asset value per share of the International Equity Fund; however, the recovery of any or all of this amount and timing of recovery, if any, is uncertain.

CATHOLIC UNITED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

Note 4 - Capital Share Transactions

Fund share activity for the Funds is presented below: (Multiple class funds only)

Capital Share Transactions for the Period Ended December 31, 2020

FUND	SHARES SOLD	PROCEEDS FROM SHARES SOLD ($)	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS ($)	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED ($)	NET INCREASE (DECREASE) IN SHARES	INCREASE (DECREASE) IN NET ASSETS ($)
Short Bond Fund Class A	5,149,746	57,803,752	618,515	6,924,599	(5,142,624)	(57,546,392)	625,637	7,181,959
Short Bond Fund Class X	3,773,186	38,751,349	254,945	2,609,751	(2,218,768)	(22,738,610)	1,809,363	18,622,490
Intermediate Diversified Bond Fund Class A	517,743	7,815,155	120,335	1,805,634	(1,593,581)	(23,990,950)	(955,503)	(14,370,161)
Intermediate Diversified Bond Fund Class B	8,954,985	135,870,226	1,736,935	26,141,511	(6,949,081)	(103,074,579)	3,742,839	58,937,158
Intermediate Diversified Bond Fund Class X	6,414,033	71,385,818	543,067	5,992,346	(4,701,592)	(50,919,967)	2,255,508	26,458,197
Opportunistic Bond Fund Class A	466,517	4,865,959	84,320	871,433	(2,129,383)	(22,347,399)	(1,578,546)	(16,610,007)
Opportunistic Bond Fund Class B	4,008,338	42,089,994	582,529	6,048,345	(5,911,021)	(61,138,240)	(1,320,154)	(12,999,901)
Opportunistic Bond Fund Class X	3,368,562	35,934,832	246,718	2,614,774	(2,160,726)	(22,585,590)	1,454,554	15,964,016
Value Equity Fund Class A	110,394	6,786,888	15,076	905,659	(240,191)	(16,042,645)	(114,721)	(8,350,098)
Value Equity Fund Class B	259,998	15,516,955	35,159	2,133,894	(237,388)	(14,854,006)	57,769	2,796,843
Value Equity Fund Class X	3,405,526	28,721,344	242,802	2,090,969	(864,034)	(8,385,201)	2,784,294	22,427,112
Core Equity Index Fund Class A	51,579	3,823,221	13,879	1,006,132	(287,254)	(22,599,663)	(221,796)	(17,770,310)
Core Equity Index Fund Class B	2,742,988	216,334,168	307,506	22,644,853	(2,814,217)	(215,782,151)	236,277	23,196,870
Core Equity Index Fund Class C	846,466	62,593,852	97,051	7,138,366	(375,773)	(28,702,390)	567,744	41,029,828
Core Equity Index Fund Class X	6,626,684	73,156,688	434,847	4,845,506	(3,829,340)	(46,075,148)	3,232,191	31,927,046
Growth Fund Class A	24,477	3,624,400	—	—	(217,113)	(32,826,038)	(192,636)	(29,201,638)
Growth Fund Class B	62,256	9,700,403	—	—	(372,550)	(54,161,238)	(310,294)	(44,460,835)
Growth Fund Class X	1,069,410	14,348,149	—	—	(2,186,494)	(32,869,039)	(1,117,084)	(18,520,890)
International Equity Fund Class A	256,814	10,718,954	—	—	(1,002,563)	(44,603,827)	(745,749)	(33,884,873)
International Equity Fund Class B	1,823,633	87,608,870	—	—	(965,027)	(46,756,242)	858,606	40,852,628
International Equity Fund Class C	1,474,231	71,683,251	—	—	(287,986)	(13,607,732)	1,186,245	58,075,519
International Equity Fund Class X	3,552,106	36,249,728	—	—	(1,829,405)	(20,311,427)	1,722,701	15,938,301
Small Capitalization Equity Index Fund Class A	435,141	8,509,399	—	—	(1,018,249)	(21,712,760)	(583,108)	(13,203,361)
Small Capitalization Equity Index Fund Class B	1,368,931	28,512,638	—	—	(1,273,066)	(29,172,606)	95,865	(659,968)
Small Capitalization Equity Index Fund Class X	3,032,193	24,257,575	—	—	(859,111)	(7,815,241)	2,173,082	16,442,334
International Small Capitalization Equity Fund Class B	731,778	6,441,165	—	—	(35,750)	(330,548)	696,028	6,110,617
International Small Capitalization Equity Fund Class X	1,087,781	9,638,877	—	—	(297,630)	(2,829,778)	790,151	6,809,099
Magnus 45 55 Fund Class A	2,281,369	25,464,974	—	—	(3,567,236)	(39,552,185)	(1,285,867)	(14,087,211)
Magnus 45 55 Fund Class B	3,580,690	40,039,371	—	—	(402,573)	(5,092,211)	3,178,117	34,947,160
Magnus 60 40 Alpha Plus Fund Class A	4,245,621	49,008,491	—	—	(3,145,215)	(34,360,595)	1,100,406	14,647,896
Magnus 60 40 Alpha Plus Fund Class B	3,949,108	44,929,669	—	—	(4,201,656)	(47,734,013)	(252,548)	(2,804,344)
Magnus 60 40 Beta Plus Fund Class A	3,659,520	41,573,295	—	—	(3,352,945)	(37,398,831)	306,575	4,174,464
Magnus 60 40 Beta Plus Fund Class B	4,849,263	54,209,300	—	—	(450,398)	(5,024,771)	4,398,865	49,184,529
Magnus 75 25 Fund Class A	1,134,017	13,602,110	—	—	(56,549)	(685,054)	1,077,468	12,917,056
Magnus 75 25 Fund Class B	2,595,351	31,265,740	—	—	(426,351)	(5,098,848)	2,169,000	26,166,892

CATHOLIC UNITED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

Note 4 - Capital Share Transactions (continued)

Fund share activity for the Funds is presented below: (Multiple class funds only)

Capital Share Transactions for the Period Ended December 31, 2019 (rounded to the nearest thousand)

FUND	SHARES SOLD	PROCEEDS FROM SHARES SOLD ($)	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS ($)	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED ($)	NET INCREASE (DECREASE) IN SHARES	INCREASE (DECREASE) IN NET ASSETS ($)
Short Bond Fund Class A	5,065,000	56,274,000	769,000	8,541,000	(6,937,000)	(77,117,000)	(1,103,000)	(12,302,000)
Short Bond Fund Class X	6,182,000	62,649,000	212,000	2,147,000	(359,000)	(3,637,000)	6,035,000	61,159,000
Intermediate Diversified Bond Fund Class A	682,000	9,707,000	175,000	2,470,000	(2,730,000)	(38,551,000)	(1,873,000)	(26,374,000)
Intermediate Diversified Bond Fund Class B	6,638,000	94,513,000	2,082,000	29,573,000	(11,724,000)	(166,752,000)	(3,004,000)	(42,666,000)
Intermediate Diversified Bond Fund Class X	11,321,000	117,050,000	500,000	5,197,000	(700,000)	(7,275,000)	11,121,000	114,972,000
Opportunistic Bond Fund Class A	462,000	4,653,000	121,000	1,218,000	(1,954,000)	(19,654,000)	(1,371,000)	(13,783,000)
Opportunistic Bond Fund Class B	1,361,000	13,724,000	740,000	7,452,000	(8,434,000)	(84,782,000)	(6,333,000)	(63,606,000)
Opportunistic Bond Fund Class X	5,980,000	60,609,000	232,000	2,372,000	(357,000)	(3,637,000)	5,855,000	59,344,000
Value Equity Fund Class A	42,000	2,813,000	17,000	1,153,000	(393,000)	(26,572,000)	(334,000)	(22,606,000)
Value Equity Fund Class B	128,000	8,679,000	37,000	2,516,000	(1,077,000)	(71,328,000)	(912,000)	(60,133,000)
Value Equity Fund Class X	5,643,000	52,660,000	151,000	1,468,000	(791,000)	(7,860,000)	5,003,000	46,268,000
Core Equity Index Fund Class A	96,000	6,523,000	19,000	1,277,000	(567,000)	(38,300,000)	(452,000)	(30,500,000)
Core Equity Index Fund Class B	3,871,000	263,493,000	322,000	22,382,000	(3,425,000)	(236,339,000)	768,000	49,536,000
Core Equity Index Fund Class C	1,121,000	80,746,000	90,000	6,186,000	(3,899,000)	(255,332,000)	(2,688,000)	(168,400,000)
Core Equity Index Fund Class X	12,716,000	133,314,000	288,000	3,061,000	(1,027,000)	(10,933,000)	11,977,000	125,442,000
Growth Fund Class A	20,000	2,273,000	—	—	(325,000)	(36,871,000)	(305,000)	(34,598,000)
Growth Fund Class B	128,000	15,431,000	—	—	(436,000)	(49,956,000)	(308,000)	(34,525,000)
Growth Fund Class X	4,232,000	43,336,000	—	—	(520,000)	(5,845,000)	3,712,000	37,491,000
International Equity Fund Class A	139,000	5,378,000	—	—	(909,000)	(35,654,000)	(770,000)	(30,276,000)
International Equity Fund Class B	1,328,000	58,833,000	—	—	(1,690,000)	(70,127,000)	(362,000)	(11,294,000)
International Equity Fund Class C	2,094,000	98,819,000	—	—	(356,000)	(15,979,000)	1,738,000	82,840,000
International Equity Fund Class X	8,748,000	85,194,000	—	—	(4,823,000)	(52,078,000)	3,925,000	33,116,000
Small Capitalization Equity Index Fund Class A	165,000	3,636,000	—	—	(932,000)	(20,619,000)	(767,000)	(16,983,000)
Small Capitalization Equity Index Fund Class B	3,233,000	73,193,000	—	—	(2,311,000)	(52,756,000)	922,000	20,437,000
Small Capitalization Equity Index Fund Class X	5,892,000	53,369,000	—	—	(4,619,000)	(45,731,000)	1,273,000	7,638,000
International Small Capitalization Equity Fund Class B	533,000	5,334,000	—	—	—	—	533,000	5,334,000
International Small Capitalization Equity Fund Class X	3,789,000	37,896,000	—	—	(1,000)	(11,000)	3,788,000	37,885,000
Magnus 45 55 Fund Class A	2,068,000	21,901,000	—	—	(117,000)	(1,273,000)	1,951,000	20,628,000
Magnus 45 55 Fund Class B	—	—	—	—	—	—	—	—
Magnus 60 40 Alpha Plus Fund Class A	9,314,000	96,147,000	—	—	(6,140,000)	(63,929,000)	3,174,000	32,218,000
Magnus 60 40 Alpha Plus Fund Class B	28,553,000	285,745,000	—	—	(616,000)	(6,323,000)	27,937,000	279,422,000
Magnus 60 40 Beta Plus Fund Class A	5,362,000	54,676,000	—	—	(222,000)	(2,320,000)	5,140,000	52,356,000
Magnus 60 40 Beta Plus Fund Class B	428,000	4,349,000	—	—	(266,000)	(2,756,000)	162,000	1,593,000
Magnus 75 25 Fund Class A	1,124,000	12,461,000	—	—	(103,000)	(1,155,000)	1,021,000	11,306,000
Magnus 75 25 Fund Class B	10,273,000	116,083,000	—	—	—	—	10,273,000	116,083,000

CATHOLIC UNITED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

Note 5 - Securities Lending

All of the CUIT Funds may lend their securities through a security lending program administered by Bank of New York Mellon to earn additional income. The Bank of New York Mellon invests cash received as collateral for the securities loaned in fixed income and equity securities. The value of the cash collateral obtained at the inception of the security loan is at least 102% of the market value of the loaned securities. The securities loaned and the collateral are marked to market daily. The collateral is maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Counter party risk, the risk that the Borrower fails to return the loaned security, is mitigated by the collateral held against the loaned security. This collateral is 102% at inception and is monitored by the bank on a daily basis, and maintained at no less than 100% of the market value of the security loaned.

The CUIT Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of December 31, 2020, the CUIT Funds had loaned securities that were collateralized by cash equivalents and forms of non-cash collateral assets. The cash collateral is invested by the custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent. The schedules of investments for the Funds include the particular cash collateral holdings as of December 31, 2020. The non-cash collateral includes U.S. Treasury Notes/Bonds and Corporate Bonds and U.S. Agencies Obligations.

As of December 31, 2020, the market value of the securities on loan and payable on collateral (cash and non-cash) due to broker were as follows:

FUND	Market Value of Loaned Securities	Market Value of Collateral	Market Value of Cash Collateral	Market Value of Non-Cash Collateral
Money Market Fund	$27,460,001	$28,030,817	$—	$28,030,817
Short Bond Fund	38,048,820	38,933,901	2,218,561	36,715,340
Intermediate Diversified Bond Fund	134,935,806	138,010,383	6,979,765	131,030,618
Opportunistic Bond Fund	2,017,613	2,075,241	1,439,059	636,182
Value Equity Fund	3,410,618	3,483,387	177,660	3,305,727
Core Equity Index Fund	32,618,321	33,290,711	1,869,225	31,421,486
Growth Fund	8,754,584	8,930,824	—	8,930,824
International Equity Fund	19,300,301	20,427,736	18,466,976	1,960,760
Small Capitalization Equity Index Fund	28,676,805	29,360,510	8,478,980	20,881,530

CATHOLIC UNITED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

Note 5 - Securities Lending (continued)

As of December 31, 2020, the collateral by cash equivalents pledged and remaining time to maturity were as follows:

FUND	Overnight and Continuous	Up to 30 Days	Total
Short Bond Fund Fixed Income	$2,218,561	—	$2,218,561
Intermediate Diversified Bond Fund Fixed Income	6,979,765	—	6,979,765
Opportunistic Bond Fund Fixed Income	1,439,059	—	1,439,059
Value Equity Fund Equity	177,660	—	177,660
Core Equity Index Fund Equity	1,869,225	—	1,869,225
International Equity Fund Equity	18,466,976	—	18,466,976
Small Capitalization Equity Index Fund Equity	8,478,980	—	8,478,980

Interest Income

The interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them (“securities lending income”) is reflected in the Funds’ statement of operations. During the years ending December 31, 2020 and December 31, 2019, the Funds listed below generated interest income, net of fees paid to Bank of New York Mellon, from the lending of securities as follows:

	Year Ended	Year Ended
Fund	12/31/20	12/31/19(1)
Money Market Fund	$10,287	$4,000
Short Bond Fund	6,984	13,000
Intermediate Diversified Bond Fund	63,957	112,000
Opportunistic Bond Fund	4,962	21,000
Value Equity Fund	15,206	11,000
Core Equity Index Fund	77,290	50,000
Growth Fund	9,357	17,000
International Equity Fund	83,736	82,000
Small Capitalization Equity Index Fund	169,274	149,000

(1)	Amounts rounded to the nearest thousand.

Note 6 - Investments in Derivatives

The Intermediate Diversified Bond Fund, Core Equity Index Fund, Opportunistic Bond Fund and Small Capitalization Equity Index Fund made investments in derivative instruments which included futures, swaps and written options transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange.

Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specific date, or to exchange interest payment streams or currencies based on a notional or contractual amount.

Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. For the year ended December 31, 2020, the average number of outstanding long futures contracts were 551, 182, 69 and 66 for the Intermediate Diversified Bond Fund, Opportunistic Bond Fund, Core Equity Index Fund and Small Capitalization Equity Index Fund, respectively. The average number of outstanding short futures contracts were (80), (210), (0) and (0) for the Intermediate Diversified Bond Fund, Opportunistic Bond Fund, Core Equity Index Fund and Small Capitalization Equity Index Fund, respectively. The average number of outstanding swaps contracts were (2,920,769) and average number of outstanding written options were (51) for the Opportunistic Bond Fund.

CATHOLIC UNITED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

Note 6 - Investments in Derivatives (continued)

The following table sets forth the gross value of the Funds’ derivative contracts for trading activities by certain risk types as of December 31, 2020. The values in the table below exclude the effects of cash collateral received or posted pursuant to derivative contracts, and therefore are not representative of the Fund’s net exposure.

Fund	Risk	Statements of Assets and Liabilities Location	Derivative Assets	Statements of Assets and Liabilities Location	Derivative Liabilities
Intermediate Diversified Bond Fund Futures contracts	Interest rate	Variation Margin	$51,304	Variation Margin	$ -
Opportunistic Bond Fund Futures contracts Swap contracts Written options	Interest rate Credit Equity	Variation Margin OTC swaps, at value Written options, at value	$10,562 122,448 -	Variation Margin OTC swaps, at value Written options, at value	$ - - 3,024
Core Equity Index Fund Futures contracts	Securities price	Variation Margin	$87,330	Variation Margin	$ -
Small Capitalization Equity Index Fund Futures contracts	Securities price	Variation Margin	$ -	Variation Margin	$2,465

The following table sets forth by certain risk types the Funds’ gains (losses) related to derivative activities and their indicative volumes for the year ended December 31, 2020. These gains (losses) should be considered in the context that derivative contracts may have been executed to economically hedge securities and accordingly, gains or losses on derivative contracts may offset losses or gains attributable to securities. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statement of Operations:

Fund	Risk	Statement of Operations Location	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Intermediate Diversified Bond Fund	Interest rate	Net realized gain (loss) on investments, futures contracts, swaps, options and foreign currency transactions. Change in net unrealized appreciation or (depreciation) on investments, futures contracts, swaps, options and foreign currency transactions.	$3,080,788	$607,255
Opportunistic Bond Fund	Interest rate Credit Equity	Net realized gain (loss) on investments, futures contracts, swaps, options and foreign currency transactions. Change in net unrealized appreciation or (depreciation) on investments, futures contracts, swaps, options and foreign currency transactions.	$(465,044)	$3,425
Core Equity Index Fund	Securities price	Net realized gain (loss) on investments, futures contracts and foreign currency transactions. Change in net unrealized appreciation or (depreciation) on investments, futures contracts and foreign currency transactions.	$2,550,020	$319,602
Small Capitalization Equity Index Fund	Securities price	Net realized gain (loss) on investments, futures contracts, swaps, options and foreign currency transactions. Change in net unrealized appreciation or (depreciation) on investments, futures contracts, swaps, options and foreign currency transactions.	$2,904,397	$(40)

CATHOLIC UNITED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

Note 7 – Reverse Share Split

The Board of Trustees authorized a 1-for-10 reverse share split for the Money Market Fund effective after the close of trading on October 28, 2020. The impact of the reverse share split was to decrease the number of shares outstanding by a factor of ten, while increasing the NAV of shares outstanding by a factor of ten, resulting in no effect to the net assets of the Fund. The financial statements and financial highlights for the Fund have been adjusted to reflect the reverse share split.

Note 8 – Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general.

COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

Note 9 - Subsequent Events

CUIT has evaluated subsequent events for recognition and disclosure through November 29, 2021, which is the date the annual financial statements were available to be issued. Apart from the following, there were no events subsequent to December 31, 2020, which would require disclosure in these financial statements.

Effective March 19, 2021, Value Equity Fund and Growth Fund liquidated and transferred their net assets into Multi-Style Fund, a new Fund that commenced investment operations on March 22, 2021.

Predecessor Funds’ Full Schedules of Investments as of 12/31/20

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

MONEY MARKET FUND

December 31, 2020

Principal Amount		Percent of Net Assets	Amortized Cost
	Asset Backed Securities
1,377	American Credit Acceptance Receivables Trust 2019-3, Class A, Series 2019-3, 2.44%, 12/12/22		$1,378
68,450	American Credit Acceptance Receivables Trust 2019-4, Class A, Series 2019-4, 2.18%, 02/13/23		68,580
95,421	American Credit Acceptance Receivables Trust 2020-1, Class A, Series 2020-1, 1.89%, 04/13/23		95,775
222,406	American Credit Acceptance Receivables Trust 2020-3, Class A, Series 2020-3, 0.62%, 10/13/23		222,664
191,571	AmeriCredit Automobile Receivables Trust 2020-3, Class A1, Series 2020-3, 0.22%, 11/18/21		191,560
91,127	Carmax Auto Owner Trust 2020-3, Class A1, Series 2020-3, 0.28%, 07/15/21		91,129
301,759	Carmax Auto Owner Trust 2020-4, Class A1, Series 2020-4, 0.24%, 10/15/21		301,759
326,000	Carvana Auto Receivables Trust 2020-P1, Class A1, Series 2020-P1, 0.19%, 12/8/21		325,998
26,134	Chesapeake Funding II LLC, Class A2, Series 2017-3A, 0.50%, 08/15/29		26,134
45,613	Chesapeake Funding II LLC, Class A2, Series 2017-4A, 0.47%, 11/15/29		45,614
150,663	Chesapeake Funding II LLC, Class A2, Series 2018-2A, 0.53%, 08/15/30		150,646
113,463	Cloud Pass-Through Trust 2019-1, Class CLOU, Series 2019-1A, 3.55%, 12/5/22		114,848
20,268	CPS Auto Receivables Trust, Class D, Series 2015-C, 4.63%, 08/16/21		20,298
12,370	CPS Auto Receivables Trust 2019-C, Class A, Series 2019-C, 2.55%, 09/15/22		12,379
46,221	CPS Auto Receivables Trust 2019-D, Class A, Series 2019-D, 2.17%, 12/15/22		46,353
120,454	Cps Auto Receivables Trust 2020-A, Class A, Series 2020-A, 2.09%, 05/15/23		121,022
725,000	Discover Card Execution Note Trust, Class A, Series 2019-A2, 0.43%, 12/15/23		725,723
105,444	Drive Auto Receivables Trust 2020-1, Class A2, Series 2020-1, 1.99%, 12/15/22		105,671
6,643	DT Auto Owner Trust 2019-2, Class A, Series 2019-2A, 2.85%, 09/15/22		6,649
17,234	DT Auto Owner Trust 2019-3, Class A, Series 2019-3A, 2.55%, 08/15/22		17,264
96,172	DT Auto Owner Trust 2019-4, Class A, Series 2019-4A, 2.17%, 05/15/23		96,599
47,232	Dt Auto Owner Trust 2020-1, Class A, Series 2020-1A, 1.94%, 09/15/23		47,457
20,074	Enterprise Fleet Financing LLC, Class A2, Series 2018-1, 2.87%, 10/20/23		20,157
500,000	Evergreen Credit Card Trust, Class A, Series 2019-1, 0.64%, 01/15/23		500,081

Principal Amount		Percent of Net Assets	Amortized Cost
	Asset Backed Securities (continued)
51,313	Exeter Automobile Receivables Trust 2019-4, Class A, Series 2019-4A, 2.18%, 01/17/23		$51,419
61,117	Exeter Automobile Receivables Trust 2020-1, Class A, Series 2020-1A, 2.05%, 06/15/23		61,359
41,358	Flagship Credit Auto Trust, Class A, Series 2018-2, 2.97%, 10/17/22		41,398
17,705	Flagship Credit Auto Trust 2018-3, Class A, Series 2018-3, 3.07%, 02/15/23		17,781
20,892	Flagship Credit Auto Trust 2018-4, Class A, Series 2018-4, 3.41%, 05/15/23		21,065
506,636	Flagship Credit Auto Trust 2020-4, Class A, Series 2020-4, 0.53%, 04/15/25		506,990
31,016	Ford Credit Auto Lease Trust 2020-B, Class A1, Series 2020-B, 0.28%, 08/15/21		31,016
203,270	Ford Credit Auto Owner Trust 2020-C, Class A1, Series 2020-C, 0.17%, 12/15/21		203,253
23,084	GLS Auto Receivables Issuer Trust 2019-1, Class A, Series 2019-1A, 3.37%, 01/17/23		23,165
56,480	GLS Auto Receivables Issuer Trust 2019-2, Class A, Series 2019-2A, 3.06%, 04/17/23		56,851
82,736	GLS Auto Receivables Issuer Trust 2019-3, Class A, Series 2019-3A, 2.58%, 07/17/23		83,443
496,574	GLS Auto Receivables Issuer Trust 2019-4, Class A, Series 2019-4A, 2.47%, 11/15/23		502,153
215,000	Gls Auto Receivables Issuer Trust 2020-4, Class A, Series 2020-4A, 0.52%, 02/15/24		215,072
225,472	Gm Financial Consumer Automobile Receivables Trust 2020-4, Class A1, Series 2020-4, 0.19%, 10/18/21		225,470
110,689	Honda Auto Receivables 2019-3 Owner Trust, Class A2, Series 2019-3, 1.90%, 04/15/22		111,084
144,206	HPEFS Equipment Trust, Class A1, Series 2020-2A, 0.43%, 07/20/21		144,225
98,059	Hyundai Auto Receivables Trust 2020-B, Class A1, Series 2020-B, 0.27%, 07/15/21		98,060
212,993	Hyundai Auto Receivables Trust 2020-C, Class A1, Series 2020-C, 0.19%, 11/15/21		212,993
60,150	Kubota Credit Owner Trust 2020-2, Class A1, Series 2020-2A, 0.27%, 08/16/21		60,152
500,000	Master Credit Card Trust, Class A, Series 2019-1A, 0.63%, 07/21/22		499,844
280,000	Master Credit Card Trust II, Class A, Series 2019-2A, 0.54%, 01/21/23		280,438
84,776	Mercedes-Benz Auto Lease Trust 2019-B, Class A2, Series 2019-B, 2.01%, 12/15/21		84,947
25,087	Mercedes-Benz Auto Receivables Trust 2020-1, Class A1, Series 2020-1, 0.26%, 07/15/21		25,087
119,202	Mmaf Equipment Finance LLC 2020-B, Class A1, Series 2020-BA, 0.23%, 10/14/21		119,202
289,859	Prestige Auto Receivables Trust 2020-1, Class A1, Series 2020-1A, 0.21%, 10/15/21		289,849
8,552	Santander Consumer Auto Receivables Trust 2020-B, Class A1, Series 2020-BA, 0.21%, 09/15/21		8,552

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

MONEY MARKET FUND

December 31, 2020

Principal Amount		Percent of Net Assets	Amortized Cost
	Asset Backed Securities (continued)
93,447	Santander Drive Auto Receivables Trust, Class C, Series 2017-3, 2.76%, 12/15/22		$93,600
330,407	Santander Drive Auto Receivables Trust 2020-4, Class A1, Series 2020-4, 0.22%, 12/15/21		330,407
109,878	Santander Retail Auto Lease Trust 2020-B, Class A1, Series 2020-B, 0.21%, 11/19/21		109,878
48,757	Scf Equipment Leasing 2020-1 LLC, Class A1, Series 2020-1A, 0.39%, 08/20/21		48,758
26,284	Toyota Auto Receivables 2020-C Owner Trust, Class A1, Series 2020-C, 0.20%, 08/16/21		26,284
385,000	Trillium Credit Card Trust II, Class A, Series 2020-1A, 0.52%, 12/26/24		386,038
75,407	United Auto Credit Securitization Trust 2020-1, Class A, Series 2020-1, 0.85%, 05/10/22		75,449
63,218	Volkswagen Auto Lease Trust 2019-A, Class A2A, Series 2019-A, 2.00%, 03/21/22		63,526
305,000	Volkswagen Auto Lease Trust 2020-A, Class A2, Series 2020-A, 0.27%, 04/20/23		305,116
33,041	Wheels SPV 2 LLC, Class A2, Series 2018-1A, 3.06%, 04/20/27		33,160
21,648	World Omni Auto Receivables Trust 2020-B, Class A1, Series 2020-B, 0.27%, 07/15/21		21,648
118,085	World Omni Auto Receivables Trust 2020-C, Class A1, Series 2020-C, 0.21%, 08/16/21		118,086
27,992	World Omni Select Auto Trust 2019-A, Class A2A, Series 2019-A, 2.06%, 08/15/23		28,114
109,608	World Omni Select Auto Trust 2020-A, Class A1, Series 2020-A, 0.21%, 09/15/21		109,608
	Total Asset Backed Securities	9.31%	9,080,278
	(Cost $9,070,171)
	Corporate Obligations
	Consumer, Cyclical	0.79%
500,000	American Honda Finance Corp., 0.33%, 01/21/22		500,261
275,000	Marriott International, Inc./Md, 0.88%, 03/8/21		275,104
	Total Consumer, Cyclical		775,365
	Financials	2.67%
400,000	Australia & New Zealand Banking Group Ltd., 0.68%, 05/17/21		400,673
400,000	Credit Suisse AG/New York NY, 0.54%, 02/4/22		400,702
300,000	Mitsubishi UFJ Financial Group, Inc., 3.54%, 07/26/21		305,440
340,000	Mizuho Financial Group, Inc., 1.70%, 04/12/21		341,291
250,000	Mizuho Financial Group, Inc., 2.63%, 04/12/21		251,579
300,000	Toronto-Dominion Bank (The), Series G, 0.50%, 03/17/21		300,168
600,000	Wells Fargo & Co., 2.10%, 07/26/21		606,052
	Total Financials		2,605,905
	Industrials	0.61%
397,000	Caterpillar Financial Services Corp., 0.41%, 11/12/21		397,549

Principal Amount		Percent of Net Assets	Amortized Cost
	Corporate Obligations (continued)
	Industrials (continued)
200,000	Caterpillar Financial Services Corp., Series I, 0.61%, 05/17/21		$200,267
	Total Industrials		597,816
	Technology	0.28%
275,000	International Business Machines Corp., 0.62%, 05/13/21		275,399
	Total Technology		275,399
	Utilities	0.61%
340,000	Duke Energy Florida LLC, Series A, 0.48%, 11/26/21		340,539
250,000	Duke Energy Progress LLC, Series A, 0.40%, 02/18/22		250,043
	Total Utilities		590,582
	Total Corporate Obligations	4.96%	4,845,067
	(Cost $4,843,225)
	Sovereign
1,000,000	Federal Farm Credit Banks Funding Corp., 0.22%, 02/1/21		$1,000,070
310,000	Federal Home Loan Banks, 0.15%, 01/22/21		310,005
560,000	Federal Home Loan Banks, 0.15%, 01/28/21		560,018
1,005,000	Federal Home Loan Banks, 0.15%, 06/24/21		1,005,118
995,000	Federal Home Loan Banks, 0.15%, 05/26/21		995,156
985,000	Federal Home Loan Banks, 0.05%, 01/22/21		984,976
	Total Sovereign	4.98%	4,855,343
	(Cost $4,855,000)
	U.S. Government Obligations
203,900	U.S. Cash Management Bill, 0.086%, 01/5/21*		$203,900
950,000	U.S. Cash Management Bill, 0.09%, 05/4/21		949,731
2,500,000	U.S. Cash Management Bill, 0.09%, 06/1/21		2,499,126
1,450,000	U.S. Cash Management Bill, 0.09%, 06/8/21		1,449,423
500,000	U.S. Cash Management Bill, 0.091%, 04/13/21*		499,893
1,000,000	U.S. Cash Management Bill, 0.11%, 03/16/21*		999,856
1,029,600	U.S. Treasury Bill, 0.09%, 05/27/21		1,029,283
3,000,000	U.S. Treasury Bill, 0.09%, 06/10/21		2,998,917
2,925,000	U.S. Treasury Bill, 0.09%, 06/24/21		2,923,854
3,000,000	U.S. Treasury Bill, 0.09-0.10%, 03/25/21*		2,999,500
2,000,000	U.S. Treasury Bill, 0.091%, 04/22/21		1,999,520
1,000,000	U.S. Treasury Bill, 0.096%, 03/2/21		999,872
1,400,000	U.S. Treasury Bill, 0.1%, 04/1/21		1,399,729
2,100,600	U.S. Treasury Bill, 0.08-0.10%, 03/11/21		2,100,311
3,896,100	U.S. Treasury Bill, 0.11-0.12%, 01/7/21*		3,896,090
1,500,000	U.S. Treasury Bill, 0.11%, 01/14/21		1,499,981
1,050,000	U.S. Treasury Bill, 0.11%, 02/2/21*		1,049,935
3,500,000	U.S. Treasury Bill, 0.10-0.12%, 02/18/21		3,499,716
2,500,000	U.S. Treasury Bill, 0.11%, 03/4/21		2,499,713
1,949,100	U.S. Treasury Bill, 0.11%, 04/29/21		1,948,571
1,500,000	U.S. Treasury Bill, 0.11%, 05/6/21*		1,499,581
1,000,000	U.S. Treasury Bill, 0.11%, 12/30/21		999,000
1,500,000	U.S. Treasury Bill, 0.12%, 01/19/21*		1,499,975

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

MONEY MARKET FUND

December 31, 2020

Principal Amount		Percent of Net Assets	Amortized Cost
	U.S. Government Obligations
	(continued)
919,600	U.S. Treasury Bill, 0.12%, 02/16/21*		$919,523
2,100,000	U.S. Treasury Bill, 0.12%, 03/18/21*		2,099,702
1,000,000	U.S. Treasury Bill, 0.12%, 04/15/21		999,769
1,760,000	U.S. Treasury Bill, 0.13%, 01/21/21		1,759,963
1,500,000	U.S. Treasury Bill, 0.14%, 10/7/21		1,498,965
1,500,000	U.S. Treasury Bill, 0.14%, 11/4/21		1,498,844
3,450,000	U.S. Treasury Bill, 0.16%, 01/28/21*		3,449,868
4,000,000	U.S. Treasury Bill, 0.16%, 05/20/21*		3,998,772
850,000	U.S. Treasury Bill, 0.2%, 06/17/21		849,681
3,800,000	U.S. Treasury Floating Rate Note, 0.205%, 01/31/21*		3,800,317
850,000	U.S. Treasury Floating Rate Note, 0.229%, 04/30/21*		850,350
	Total U.S. Government Obligations	64.74%	63,171,231
	(Cost $63,164,874)
	Certificate of Deposit
	Financials	5.61%
650,000	Bank of Montreal/Chicago IL, 0.28%, 11/12/21		$649,746
600,000	Bank of Nova Scotia/Houston, 0.31%, 12/23/21		600,000
550,000	Canadian Imperial Bank of Commerce/New York NY, 0.32%, 12/3/21		550,000
700,000	Cooperatieve Rabobank UA/NY, 0.25%, 09/17/21		699,854
900,000	Credit Agricole Corporate & Investment Bank SA, 0.22%, 05/19/21		900,072
300,000	Credit Suisse AG/New York NY, 0.33%, 02/19/21		300,044
525,000	Royal Bank of Canada/New York NY, 0.25%, 01/15/21		525,026
650,000	Skandinaviska Enskilda Banken AB/New York NY, 0.25%, 05/13/21		650,084
600,000	Sumitomo Mitsui Trust, 0.27%, 05/17/21		600,024
	Total Certificate of Deposit	5.61%	5,474,850
	(Cost $5,475,016)
	Commercial Paper
	Financials	5.84%
500,000	Toronto Dominion Bank, 0.00%, 01/29/21		$499,930
400,000	Societe General, Series 0.00%, 02/2/21		400,050
400,000	Macquarie Bank, Series 0.00%, 03/8/21		399,840
500,000	Thunder Bay FDG Discount, Net, 05/17/21		499,580
465,000	Societe General, 0.00%, 06/2/21		464,526
500,000	National Australia Bank, 0.27%, 11/10/21		500,000
684,000	JP Morgan Securities LLC, Series 0.17, 01/4/21		683,993
775,000	National Bank of Canada, Series 0.22, 05/13/21		774,442
825,000	Old Line Funding LLC, Series 0.21, 02/22/21		824,744
650,000	Svenska Handelsbanken AB, Series 0.25, 08/12/21		648,954
	Total Financials		$5,696,059
	Sovereign	0.51%
500,000	Alberta Province, 08/27/21		499,225
	Total Sovereign		499,225
	Total Commercial Paper	6.35%	6,195,284

Principal Amount		Percent of Net Assets	Amortized Cost
	Commercial Paper (continued)
	Sovereign (continued)
	(Cost $6,195,088)
	Short-Term Investments
$6,486,820	Dreyfus Government Cash Management		$6,486,820
	Total Short-Term Investments	6.65%	6,486,820
	(Cost $6,486,820)
	Short-Term Investments-Repurchase Agreements

6,400,000	Trvo Barclays Capital, 0.05%, 01/4/21		$6,400,000
	Total Short-Term Investments-Repurchase Agreements	6.56%	6,400,000
	(Cost $6,400,000)
	Total Investments	109.16%	106,508,873
	(Cost $106,490,194)
	Liabilities, Less Other Assets	-9.16%	(8,939,589)
	Net Assets	100.00%	$97,569,284

*	All or a portion of this security is on loan.

The market value of all loaned securities, including securities not in the top 50 holdings, is $27,460,001.

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

SHORT BOND FUND

December 31, 2020

Principal Amount		Percent of Net Assets	Fair Value
	Asset Backed Securities
1,750,000	SCF Equipment Leasing 2020-1 LLC, 1.19%, 10/20/27		$1,761,261
3,275,000	Ally Master Owner Trust, Class A2, Series 2018-1, 2.70%, 01/17/23		3,277,929
1,255,000	AmeriCredit Automobile Receivables Trust, Class A3, Series 2019-2, 2.28%, 01/18/24		1,272,140
1,543,246	Amur Equipment Finance Receivables VII LLC, Class A2, Series 2019-1A, 2.63%, 06/20/24		1,571,375
152,596	Bcc Funding Xiv LLC, Class A2, Series 2018-1A, 2.96%, 06/20/23		152,780
1,750,000	Bcc Funding Xiv LLC, Class D, Series 2018-1A, 4.61%, 08/21/23		1,789,305
825,172	Business Jet Securities 2020-1 LLC, Class A, Series 2020-1A, 2.98%, 11/15/35		836,299
728,784	Cazenovia Creek Funding II LLC, Class A, Series 2018-1A, 3.56%, 07/15/30		731,879
113,596	Chesapeake Funding II LLC, Class A1, Series 2017-2A, 1.99%, 05/15/29		113,695
3,750,000	Discover Card Execution Note Trust, Class A4, Series 2018-A4, 3.11%, 01/16/24		3,807,797
1,400,000	Gm Financial Automobile Leasing Trust 2019-2, Class C, Series 2019-2, 3.12%, 03/20/23		1,427,442
3,600,000	Golden Credit Card Trust, Class A, Series 2018-1A, 2.62%, 01/15/23		3,603,079
2,678,810	Great American Auto Leasing, Inc., Class A3, Series 2019-1, 3.05%, 09/15/22		2,718,701
2,600,000	Gte Auto Receivables Trust, Class A3, Series 2019-1, 2.39%, 08/15/24		2,658,894
660,639	Hertz Vehicle Financing II LP, Class A, Series 2018-1A, 3.29%, 02/25/24		661,377
1,386,000	Me Funding LLC 2019-1, Class A2, Series 2019-1, 6.45%, 07/30/49		1,344,919
1,950,000	Mmaf Equipment Finance LLC 2019-A, Class A3, Series 2019-A, 2.84%, 11/13/23		1,998,077
2,822,054	Navient Private Education Refi Loan Trust, Class A, Series 2019-GA, 2.40%, 10/15/68		2,889,680
2,000,000	Nextgear Floorplan Master Owner Trust, Class A2, Series 2020-1A, 1.55%, 02/15/25		2,044,000
196,116	Nyctl 2018-A Trust, Class A, Series 2018-A, 3.22%, 11/10/31		197,646
3,500,000	PFS Financing Corp., Class A, Series 2020-A, 1.27%, 06/15/25		3,548,701
2,150,500	Planet Fitness Master Issuer LLC, Class A2I, Series 2018-1A, 4.26%, 09/5/48		2,144,801
892,239	Sofi Professional Loan Program 2015-D LLC, Class A2, Series 2015-D, 2.72%, 10/27/36		904,953
2,000,000	Synchrony Card Issuance Trust, Class A, Series 2018-A1, 3.38%, 09/15/24		2,043,790
172,556	Tax Ease Funding 2016-1 LLC, Class A, Series 2016-1A, 3.13%, 06/15/28		172,942
2,000,000	Trafigura Securitisation Finance PLC 2018-1, Class A2, Series 2018-1A, 3.73%, 03/15/22		2,040,848
684,797	Trip Rail Master Funding LLC, Class A1, Series 2017-1A, 2.71%, 08/15/47		685,663

Principal Amount		Percent of Net Assets	Fair Value
	Asset Backed Securities (continued)
1,800,000	Verizon Owner Trust 2018-A, Class C, Series 2018-A, 3.55%, 04/20/23		$1,853,032
1,500,000	World Omni Auto Receivables Trust 2020-C, Class A3, Series 2020-C, 0.48%, 11/17/25		1,505,209
2,500,000	World Omni Select Auto Trust, Class B, Series 2020-A, 0.84%, 06/15/26		2,507,517
	Total Asset Backed Securities	11.01%	52,265,731
	(Cost $51,965,299)
	Collateralized Mortgage Obligations
17,406	CHL Mortgage Pass-Through Trust 2004-29, Class 1A1, Series 2004-29, 0.69%, 02/25/35		16,554
34,221	Community Program Loan Trust 1987 A, Class B, Series 1987-A, 4.50%, 10/1/29		34,326
26,376	Freddie Mac Structured Agency Credit Risk Debt Notes, Class M2, Series 2014-DN1, 2.35%, 02/25/24		26,380
21,661	GSR Mortgage Loan Trust, Class 3A1, Series 2004-9, 3.07%, 08/25/34		21,610
65,009	Impac Secured Assets Trust 2006-2, Class 2A1, Series 2006-2, 0.50%, 08/25/36		65,156
23,901	JPMorgan Mortgage Trust 2006-A2, Class 4A1, Series 2006-A2, 3.07%, 08/25/34		24,603
1,078,189	La Hipotecaria Panamanian Mortgage Trust 2014-1, Class A1, Series 2014-1A, 3.51%, 11/24/42		1,159,053
150,488	Sequoia Mortgage Trust 2013-1, Class 2A1, Series 2013-1, 1.86%, 02/25/43		150,831
245,508	Sequoia Mortgage Trust 2013-2, Class A, Series 2013-2, 1.87%, 02/25/43		247,863
	Total Collateralized Mortgage Obligations	0.37%	1,746,376
	(Cost $1,691,779)
	Commercial Mortgage Backed Securities
769,170	Bx Commercial Mortgage Trust 2018-Industries, Class A, Series 2018-IND, 0.91%, 11/15/35		768,929
1,265,712	Comm 2012-Ccre5 Mortgage Trust, Class ASB, Series 2012-CR5, 2.39%, 12/10/45		1,282,434
961,492	Comm 2013-Wwp Mortgage Trust, Class A1, Series 2013-WWP, 2.50%, 03/10/31		982,575
1,280,326	Comm 2014-Ubs5 Mortgage Trust, Class ASB, Series 2014-UBS5, 3.55%, 09/10/47		1,338,696
2,066,158	CSAIL Commercial Mortgage Trust, Class ASB, Series 2015-C1, 3.35%, 04/15/50		2,171,547
2,200,000	Csmc Trust 2017-Moon, Class A, Series 2017-MOON, 3.20%, 07/10/34		2,254,850
2,225,000	Dbcg 2017-Bbg Mortgage Trust, Class A, Series 2017-BBG, 0.86%, 06/15/34		2,222,578
1,014,840	Dbgs 2018-Biod Mortgage Trust, Class A1, Series 2018-C1, 3.41%, 10/15/51		1,031,676
3,200,000	GS Mortgage Securities Corp. II, Class A, Series 2012-BWTR, 2.95%, 11/5/34		3,196,373

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

SHORT BOND FUND

December 31, 2020

Principal Amount		Percent of Net Assets	Fair Value
	Commercial Mortgage Backed Securities (continued)
1,650,000	GS Mortgage Securities Corp. Trust 2017-500k, Class A, Series 2017-500K, 0.86%, 07/15/32		$1,649,502
1,627,069	Hply Trust 2019-Hit, Class A, Series 2019-HIT, 1.16%, 11/15/36		1,600,636
1,832,952	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20, Class ASB, Series 2015-C20, 3.07%, 02/15/48		1,920,214
2,700,000	Morgan Stanley Capital I Trust, Class B, Series 2017-CLS, 1.01%, 11/15/34		2,697,462
1,300,000	Morgan Stanley Capital I Trust 2017-Cls, Class A, Series 2017-CLS, 0.86%, 11/15/34		1,299,217
2,852,169	WFRBS Commercial Mortgage Trust, Class AFL, Series 2012-C7, 1.35%, 06/15/45		2,841,607
1,000,000	Wfrbs Commercial Mortgage Trust 2012-C10, Class A3, Series 2012-C10, 2.88%, 12/15/45		1,035,919
434,889	Wfrbs Commercial Mortgage Trust 2012-C10, Class ASB, Series 2012-C10, 2.45%, 12/15/45		442,054
	Total Commercial Mortgage Backed Securities	6.05%	28,736,269
	(Cost $28,681,989)
	Corporate Obligations
	Basic Materials	1.38%
2,000,000	Air Liquide Finance SA, 2.25%, 09/27/23		2,091,783
2,100,000	Georgia-Pacific LLC, 3.73%, 07/15/23		2,252,943
1,950,000	Union Carbide Corp., 7.88%, 04/1/23		2,220,072
	Total Basic Materials		6,564,798
	Communications	3.69%
2,000,000	AT&T, Inc., 11/27/22		1,983,151
1,800,000	CBS Corp., 2.90%, 06/1/23		1,882,895
2,250,000	Centurylink, Inc., Series T, 5.80%, 03/15/22		2,345,625
1,500,000	Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		1,755,461
2,241,000	Crown Castle Towers LLC, 3.22%, 05/15/22		2,264,841
1,000,000	Sky Ltd., 3.13%, 11/26/22		1,051,395
1,040,625	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.36%, 09/20/21		1,050,407
2,200,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 03/20/25		2,382,798
2,400,000	Time Warner Entertainment Co. LP, 8.38%, 03/15/23		2,805,298
	Total Communications		17,521,871
	Consumer, Cyclical	4.11%
2,000,000	Alimentation Couche-Tard, Inc., 2.70%, 07/26/22		2,067,168
850,000	Arrow Bidco LLC, 9.50%, 03/15/24		745,875
2,000,000	Daimler Finance North America LLC, 1.12%, 02/15/22		2,015,047
2,400,000	Dollar Tree, Inc., 3.70%, 05/15/23		2,569,092
850,000	Ford Motor Co., 8.50%, 04/21/23		956,684
2,000,000	General Motors Financial Co., Inc., 4.38%, 09/25/21		2,054,005

Principal Amount		Percent of Net Assets	Fair Value
	Corporate Obligations (continued)
	Consumer, Cyclical (continued)
1,850,000	Lennar Corp., 4.13%, 01/15/22		$1,893,938
2,000,000	Lennar Corp., 4.88%, 12/15/23		2,210,000
1,200,000	Mohawk Industries, Inc., 3.85%, 02/1/23		1,274,612
1,750,000	Picasso Finance Sub, Inc., 6.13%, 06/15/25		1,872,500
1,725,000	Ross Stores, Inc., 3.38%, 09/15/24		1,847,839
	Total Consumer, Cyclical		19,506,760
	Consumer, Non-cyclical	1.74%
1,161,226	CVS Pass-Through Trust, 6.04%, 12/10/28		1,349,087
2,000,000	Global Payments, Inc., 4.00%, 06/1/23		2,162,955
2,000,000	IHS Markit Ltd., 5.00%, 11/1/22		2,138,520
1,000,000	Pilgrim's Pride Corp., 5.75%, 03/15/25		1,026,600
1,575,000	Suntory Holdings Ltd., 2.55%, 06/28/22		1,618,367
	Total Consumer, Non-cyclical		8,295,529
	Energy	2.56%
940,677	Cal Dive I-Title XI, Inc., 4.93%, 02/1/27		1,038,475
1,168,000	Petroleos Mexicanos, 1.70%, 12/20/22		1,182,157
1,261,496	Petroleos Mexicanos, 1.95%, 12/20/22		1,284,572
1,143,000	Petroleos Mexicanos, 2.38%, 04/15/25		1,190,710
645,750	Petroleos Mexicanos, 2.83%, 02/15/24		669,240
2,250,000	Phillips 66, 3.70%, 04/6/23		2,409,705
2,000,000	Sunoco LP / Sunoco Finance Corp., 5.50%, 02/15/26		2,050,000
2,300,000	Valero Energy Corp., 1.20%, 03/15/24		2,321,169
	Total Energy		12,146,028
	Financials	24.81%
1,812,356	Sandalwood 2013 LLC, 2.84%, 07/10/25		1,905,309
1,837,500	Abay Leasing 2014 LLC, 2.65%, 11/9/26		1,945,384
1,700,000	ABN AMRO Bank NV, 7.75%, 05/15/23		1,946,563
1,925,000	Aercap Ireland Capital Dac / Aercap Global Aviation Trust, 4.13%, 07/3/23		2,061,987
1,105,000	Aercap Ireland Capital Dac / Aercap Global Aviation Trust, 4.50%, 05/15/21		1,118,893
512,639	Ahold Lease Series 2001-A-2 Pass-Through Trust, Series A-2, 8.62%, 01/2/25		586,254
388,480	Amal Ltd./Cayman Islands, 3.47%, 08/21/21		393,134
2,400,000	American Express Co., 2.65%, 12/2/22		2,505,216
3,265,000	American Tower Trust #1, Class 2A, Series 2013-13, 3.07%, 03/15/23		3,329,061
1,750,000	Athene Global Funding, 4.00%, 01/25/22		1,812,072
1,500,000	Bank of America Corp., 0.81%, 10/24/24		1,514,016
2,075,000	Bank of America Corp., 3.00%, 12/20/23		2,183,958
1,425,000	Bank One Michigan, 8.25%, 11/1/24		1,807,513
850,000	Barclays, 4.61%, 02/15/23		887,344
2,000,000	Barclays PLC, 7.88%, 12/15/65*		2,095,000
2,418,000	Bbva USA, 2.88%, 06/29/22		2,505,729
2,150,000	BGC Partners, Inc., 5.38%, 07/24/23		2,326,057
3,000,000	Bpce SA, 1.43%, 05/22/22		3,034,493
1,458,000	Cantor Fitzgerald LP, 6.50%, 06/17/22		1,575,344
3,300,000	Citigroup, Inc., 3.14%, 01/24/23		3,393,350

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

SHORT BOND FUND

December 31, 2020

Principal Amount		Percent of Net Assets	Fair Value
	Corporate Obligations (continued)
	Financials (continued)
2,500,000	Cooperatieve Rabobank Ua, 3.95%, 11/9/22		$2,654,102
2,399,237	Durrah Msn 35603, 1.68%, 01/22/25		2,448,398
3,070,833	DY8 Leasing LLC, 2.63%, 04/29/26		3,237,572
855,756	Dy9 Leasing LLC, 2.37%, 03/19/27		904,459
2,484,014	Export Lease Ten Co. LLC, 1.65%, 05/7/25		2,548,886
1,965,000	First Niagara Financial Group, Inc., 7.25%, 12/15/21		2,090,062
2,425,000	Five Corners Funding Trust, 4.42%, 11/15/23		2,689,869
1,940,000	Fmr LLC, 5.35%, 11/15/21		2,021,792
3,325,000	Goldman Sachs Group, Inc. (The), 2.91%, 07/24/23		3,453,476
2,612,499	Harar Leasing LLC, Series 2013, 2.58%, 07/2/25		2,734,429
2,075,352	Helios Leasing II LLC, 2.67%, 03/18/25		2,175,705
2,500,000	HSBC Holdings PLC, 3.03%, 11/22/23		2,626,943
2,000,000	Jackson National Life Global Funding, 2.50%, 06/27/22		2,063,190
1,000,000	JPMorgan Chase & Co., 2.78%, 04/25/23		1,032,335
1,975,404	Lulwa Ltd., 1.83%, 03/26/25		2,033,550
2,500,000	Manufacturers & Traders Trust Co., 0.87%, 12/1/21*		2,500,706
3,000,000	Massachusetts Mutual Life Insurance Co., 7.63%, 11/15/23		3,398,765
2,300,000	Mizuho Financial Group, Inc., 1.24%, 07/10/24		2,338,164
2,200,000	Morgan Stanley, 2.63%, 11/17/21		2,243,424
1,000,000	Morgan Stanley, 3.74%, 04/24/24		1,075,958
1,328,743	MSN 41079 and 41084 Ltd., 1.63%, 12/14/24		1,359,202
1,733,749	Pershing Road Development Co. LLC, 0.63%, 09/1/26		1,655,836
223,214	Premier Aircraft Leasing Exim 1 Dac, 3.55%, 04/10/22		227,499
319,350	Premier Aircraft Leasing Exim 1 Dac, 3.58%, 02/6/22		324,638
1,200,000	Reliance Standard Life Global Funding II, 2.15%, 01/21/23		1,230,187
2,425,000	Royal Bank of Canada, Series G, 2.80%, 04/29/22*		2,507,012
623,427	Safina Ltd., 1.55%, 01/15/22		626,918
1,350,000	SBA Tower Trust, 3.87%, 10/8/24		1,443,546
2,450,000	Standard Chartered PLC, 2.74%, 09/10/22		2,484,798
2,000,000	State Street Corp., 3.10%, 05/15/23		2,126,661
1,593,546	Tagua Leasing LLC, 1.90%, 07/12/24		1,630,165
2,500,000	TD Ameritrade Holding Corp., 2.95%, 04/1/22		2,572,479
2,200,000	Truist Bank, 3.50%, 08/2/22		2,239,931
1,415,625	Ulani Msn 35940 LLC, 2.23%, 05/16/25		1,466,405
2,000,000	US Bancorp, 2.95%, 07/15/22		2,078,324
2,016,638	Washington Aircraft 2 Co. Dac, 0.68%, 06/26/24		2,019,798
1,300,000	Wells Fargo & Co., 3.07%, 01/24/23		1,337,104
2,000,000	Wells Fargo Bank NA, 2.08%, 09/9/22		2,022,863
3,121,749	Zarapito Leasing LLC, 2.63%, 11/12/26		3,311,665
	Total Financials		117,863,493
	Industrials	5.24%
38,444	Burlington Northern and Santa Fe Railway Co. 2000-1 Pass-Through Trust, Series 00-1, 8.25%, 01/15/21		38,523

Principal Amount		Percent of Net Assets	Fair Value
	Corporate Obligations (continued)
	Industrials (continued)
62,853	Burlington Northern and Santa Fe Railway Co. 2001-2 Pass-Through Trust, 6.46%, 01/15/21		$63,025
1,395,572	Burlington Northern and Santa Fe Railway Co. 2006-1 Pass-Through Trust, Series 06-1, 5.72%, 01/15/24		1,485,013
1,750,000	Cnh Industrial NV, 4.50%, 08/15/23		1,908,178
691,750	Federal Express Corp. 1998 Pass-Through Trust, Series 981A, 6.72%, 01/15/22		702,438
1,217,927	GATX Corp. 2005-1 Pass-Through Trust, 5.70%, 01/2/25		1,314,618
1,800,000	IDEX Corp., 4.20%, 12/15/21		1,846,256
1,500,000	Itron, Inc., 5.00%, 01/15/26		1,531,875
1,975,000	Kansas City Southern, 3.85%, 11/15/23		2,081,923
2,000,000	Lennox International, Inc., 3.00%, 11/15/23		2,108,000
2,200,000	Nvent Finance Sarl, 3.95%, 04/15/23		2,316,648
900,000	Republic Services, Inc., 4.75%, 05/15/23		982,523
1,525,000	Rock Tenn Co., 4.90%, 03/1/22		1,602,432
1,725,000	Roper Technologies, Inc., 2.80%, 12/15/21		1,761,629
2,175,000	Schneider Electric Se, 2.95%, 09/27/22		2,269,205
1,000,000	Ttx Co., 3.60%, 01/15/25		1,113,271
1,480,673	Union Pacific Railroad Co. 2006 Pass-Through Trust, Series 06-1, 5.87%, 07/2/30		1,746,943
	Total Industrials		24,872,500
	Technology	1.52%
2,175,000	Adobe, Inc., 1.70%, 02/1/23		2,238,609
1,350,000	Fiserv, Inc., 3.80%, 10/1/23		1,470,415
2,250,000	Micron Technology, Inc., 2.50%, 04/24/23		2,344,540
1,150,000	Xilinx, Inc., 3.00%, 03/15/21		1,155,787
	Total Technology		7,209,351
	Utilities	1.68%
1,033,594	Caledonia Generating LLC, 1.95%, 02/28/22		1,043,655
2,300,000	Duke Energy Corp., 3.55%, 09/15/21		2,332,760
2,825,000	National Rural Utilities Cooperative Finance Corp., 2.30%, 09/15/22		2,914,326
1,400,000	Public Service Electric & Gas Co., Series CC, 9.25%, 06/1/21		1,450,058
246,429	Southern California Edison Co., 1.85%, 02/1/22		246,960
	Total Utilities		7,987,759
	Total Corporate Obligations	46.73%	221,968,089
	(Cost $217,755,386)
	Municipals
2,250,000	New Jersey Economic Development Authority, Series B, 02/15/24		$2,180,880
1,250,000	New York Transportation Development Corp., Series B, 1.36%, 12/1/21		1,250,800
465,000	Atlanta Downtown Development Authority, 6.88%, 02/1/21		467,241
2,325,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs BD, 2.65%, 07/1/46		2,325,976
1,750,000	New Jersey Transportation Trust Fund Authority, 2.55%, 06/15/23		1,817,462

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

SHORT BOND FUND

December 31, 2020

Principal Amount		Percent of Net Assets	Fair Value
	Municipals (continued)
2,750,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 1.29%, 05/1/22		$2,778,958
1,800,000	Sales Tax Securitization Corp., 2.23%, 01/1/24		1,823,346
1,500,000	State of Connecticut, 3.50%, 04/15/21		1,512,630
1,600,000	State of Illinois, 5.95%, 04/1/22		1,693,728
1,850,000	Utility Debt Securitization Authority, Class T4, Series 2013-T, 3.44%, 12/15/25		1,939,374
	Total Municipals	3.75%	17,790,395
	(Cost $17,698,888)
	Sovereign
3,000,000	Overseas Private Investment Corp., 08/16/24		$3,337,440
2,900,000	Overseas Private Investment Corp., 0.10%, 08/21/21		3,165,052
1,797,863	Overseas Private Investment Corp., 2.29%, 09/15/26		1,873,474
3,800,000	Overseas Private Investment Corp., 2.82%, 03/20/24		3,967,544
3,680,000	U.S. Department of Transportation, 6.00%, 12/7/31		3,869,189
1,900,000	U.S. International Development Finance Corp., Series D, 1.76%, 08/11/21		1,941,610
	Total Sovereign	3.82%	18,154,309
	(Cost $17,930,311)
	U.S. Agency Obligations
1,725,000	United States Small Business Administration, Series 2020-10E, 0.70%, 09/1/30		$1,726,669
211,674	Federal Home Loan Mortgage Corporation, 5.00%, 07/1/35		246,111
1,100,605	Federal Home Loan Mortgage Corporation, Class HG, Series 2019-4911, 2.25%, 04/15/49		1,128,653
2,825,067	Federal Home Loan Mortgage Corporation, Class NE, Series 2020-5037, 2.50%, 05/25/39		2,952,485
348,369	Federal National Mortgage Association, 4.00%, 03/1/31		375,321
366,939	Federal National Mortgage Association, 4.50%, 08/1/38		411,997
168,271	Federal National Mortgage Association, 5.00%, 03/1/34		194,415
1,252,040	Federal National Mortgage Association, Class A, Series 2012-M15, 2.53%, 10/25/22		1,285,755
827,720	Federal National Mortgage Association, Class AE, Series 2013-9, 1.75%, 03/25/39		838,833
52,586	Federal National Mortgage Association, Class WA, Series 2009-62, 5.58%, 08/25/39		58,938
206,343	Government National Mortgage Association, 2.04%, 06/20/61		215,731
650,329	Government National Mortgage Association, Class A, Series 2012-27, 1.61%, 07/16/39		657,155
153,840	Government National Mortgage Association, Class A, Series 2013-101, 0.51%, 05/16/35		153,740

Principal Amount		Percent of Net Assets	Fair Value
	U.S. Agency Obligations (continued)
96,060	Government National Mortgage Association, Class A, Series 2014-120, 2.80%, 05/16/39		$96,204
558,416	Government National Mortgage Association, Class A, Series 2015-78, 2.92%, 06/16/40		564,607
1,284,167	Government National Mortgage Association, Class A, Series 2016-131, 2.20%, 04/16/57		1,310,533
54,142	Government National Mortgage Association, Class AB, Series 2015-2, 2.20%, 10/16/46		54,184
1,971,300	Government National Mortgage Association, Class AC, Series 2018-117, 2.75%, 07/16/46		2,017,626
850,475	Government National Mortgage Association, Class AM, Series 2014-17, 2.68%, 06/16/48		892,307
89,543	Government National Mortgage Association, Class BA, Series 2011-57, 3.00%, 05/20/40		93,299
355,551	Government National Mortgage Association, Class CA, Series 2013-7, 3.91%, 05/16/51		366,467
261,482	Government National Mortgage Association, Class CD, Series 2016-107, 2.25%, 10/20/42		262,426
862,933	Government National Mortgage Association, Class WA, Series 2017-99, 4.80%, 12/20/32		942,357
505,874	SBA Small Business Investment Cos., Class 1, Series 2012-10A, 2.77%, 03/10/22		512,954
2,296,298	SBA Small Business Investment Cos., Class 1, Series 2013-10A, 2.35%, 03/10/23		2,359,019
1,633,360	SBA Small Business Investment Cos., Class 1, Series 2014-10A, 3.19%, 03/10/24		1,687,432
1,036,390	SBA Small Business Investment Cos., Class 1, Series 2014-10B, 3.02%, 09/10/24		1,074,853
2,626,264	SBA Small Business Investment Cos., Class 1, Series 2015-10A, 2.52%, 03/10/25		2,712,698
1,968,646	SBA Small Business Investment Cos., Class 1, Series 2015-10B, 2.83%, 09/10/25		2,072,685
2,759,826	SBA Small Business Investment Cos., Class 1, Series 2016-10A, 2.51%, 03/10/26		2,885,663
3,681,979	SBA Small Business Investment Cos., Class 1, Series 2016-10B, 2.05%, 09/10/26		3,830,828
2,532,872	SBA Small Business Investment Cos., Class 1, Series 2017-10A, 2.85%, 03/10/27		2,690,368
3,000,000	SBA Small Business Investment Cos., Class 1, Series 2019-10B, 2.28%, 09/10/29		3,124,946
4,000,000	SBA Small Business Investment Cos., Class 1, Series 2020-10B, 1.03%, 09/10/30		3,977,972
310,328	Small Business Administration Pools, 0.64%, 05/25/39		307,323
183,556	Small Business Administration Pools, 0.65%, 01/25/26		182,694
126,306	Small Business Administration Pools, 1.00%, 09/25/28		126,447
74,138	U.S. Small Business Administration, Class 1, Series 2005-20F, 4.57%, 06/1/25		78,427
	Total U.S. Agency Obligations	9.36%	44,470,122
	(Cost $43,206,577)

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

SHORT BOND FUND

December 31, 2020

Principal Amount		Percent of Net Assets	Fair Value
	U.S. Government Obligations
5,000,000	U.S. Treasury Note, 1.25%, 03/31/21*		$5,013,222
14,000,000	U.S. Treasury Note, 1.375%, 06/30/23		14,428,750
20,150,000	U.S. Treasury Note, 1.625%, 08/15/22		20,639,582
6,000,000	U.S. Treasury Note, 1.625%, 11/15/22*		6,167,109
8,000,000	U.S. Treasury Note, 1.75%, 03/31/22		8,162,500
25,500,000	U.S. Treasury Note, 2.125%, 02/29/24*		27,063,867
	Total U.S. Government Obligations	17.15%	81,475,030
	(Cost $79,223,718)
	Short-Term Investments
$6,695,526	Dreyfus Government Cash Management		$6,695,526
	Total Short-Term Investments	1.41%	6,695,526
	(Cost $6,695,526)
	Short-Term Investments-Repurchase Agreements
	Invested Cash Collateral for Securities Loaned
1,000,000	CITI D, 0.07%, 01/4/21		$1,000,211
217,928	NOMURA D, 0.07%, 01/4/21		218,139
1,000,000	RBC D, 0.08%, 01/4/21		1,000,211
	Total Short-Term Investments-Repurchase Agreements	0.47%	2,218,561
	(Cost $2,218,561)
	Total Investments	100.12%	475,520,408
	(Cost $467,068,034)
	Liabilities, Less Other Assets	-0.12%	(557,953)
	Net Assets	100.00%	$474,962,455

*	All or a portion of this security is on loan.

The market value of all loaned securities, including securities not in the top 50 holdings, is $38,048,820.

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERMEDIATE DIVERSIFIED BOND FUND

December 31, 2020

Principal Amount		Percent of Net Assets	Fair Value
	Asset Backed Securities
115,113	Aep Texas Central Transition Funding III LLC, Class A3, Series 2012-1, 2.84%, 03/1/26		$121,353
3,300,000	AmeriCredit Automobile Receivables Trust 2019-1, Class D, Series 2019-1, 3.62%, 03/18/25		3,508,925
1,700,000	Carmax Auto Owner Trust 2019-2, Class D, Series 2019-2, 3.41%, 10/15/25		1,768,894
4,220,000	Carvana Auto Receivables Trust 2019-1, Class D, Series 2019-1A, 3.88%, 10/15/24		4,405,006
3,200,000	Carvana Auto Receivables Trust 2019-2, Class D, Series 2019-2A, 3.28%, 01/15/25		3,312,441
1,305,000	Carvana Auto Receivables Trust 2019-4, Class D, Series 2019-4A, 3.07%, 07/15/25		1,351,403
1,040,000	Credit Acceptance Auto Loan Trust 2020-3, Class C, Series 2020-3A, 2.28%, 02/15/30		1,056,103
2,605,000	Drive Auto Receivables Trust, Class D, Series 2020-1, 2.70%, 05/17/27		2,701,020
2,700,000	Drive Auto Receivables Trust 2018-5, Class D, Series 2018-5, 4.30%, 04/15/26		2,850,577
3,800,000	Drive Auto Receivables Trust 2019-1, Class D, Series 2019-1, 4.09%, 06/15/26		3,980,378
1,900,000	Drive Auto Receivables Trust 2019-2, Class C, Series 2019-2, 3.42%, 06/16/25		1,951,948
2,175,000	Drive Auto Receivables Trust 2019-2, Class D, Series 2019-2, 3.69%, 08/17/26		2,287,331
4,720,000	Drive Auto Receivables Trust 2019-3, Class D, Series 2019-3, 3.18%, 10/15/26		4,915,311
2,200,000	Drive Auto Receivables Trust 2020-2, Class D, Series 2020-2, 3.05%, 05/15/28		2,321,081
3,198,038	Driven Brands Funding LLC, Class A2, Series 2019-1A, 4.64%, 04/20/49		3,399,738
2,500,000	Dt Auto Owner Trust 2019-1, Class D, Series 2019-1A, 3.87%, 11/15/24		2,602,295
1,600,000	Exeter Automobile Receivables Trust 2020-2, Class D, Series 2020-2A, 4.73%, 04/15/26		1,738,175
345,718	Mercedes-Benz Auto Lease Trust 2019-A, Class A3, Series 2019-A, 3.10%, 11/15/21		347,141
8,539,000	Navient Student Loan Trust, Class A3, Series 2018-2A, 0.90%, 03/25/67		8,549,862
1,012,119	Navient Student Loan Trust 2016-5, Class A, Series 2016-5A, 1.40%, 06/25/65		1,025,005
1,575,000	Santander Drive Auto Receivables Trust 2018-4, Class D, Series 2018-4, 3.98%, 12/15/25		1,643,477
3,100,000	Santander Drive Auto Receivables Trust 2019-1, Class D, Series 2019-1, 3.65%, 04/15/25		3,233,325
4,000,000	Santander Drive Auto Receivables Trust 2019-2, Class D, Series 2019-2, 3.22%, 07/15/25		4,159,736
1,760,000	Santander Drive Auto Receivables Trust 2020-1, Class C, Series 2020-1, 4.11%, 12/15/25		1,878,945
1,310,000	Santander Drive Auto Receivables Trust 2020-2, Class D, Series 2020-2, 2.22%, 09/15/26		1,346,905

Principal Amount		Percent of Net Assets	Fair Value
	Asset Backed Securities (continued)
2,430,000	Santander Drive Auto Receivables Trust 2020-3, Class D, Series 2020-3, 1.64%, 11/16/26		$2,465,843
1,380,041	Sofi Consumer Loan Program 2016-5 LLC, Class B, Series 2016-5, 4.55%, 09/25/28		1,398,192
1,000,000	Sofi Consumer Loan Program 2018-4 Trust, Class D, Series 2018-4, 4.76%, 11/26/27		1,033,769
2,080,000	Sofi Consumer Loan Program 2019-2 Trust, Class C, Series 2019-2, 3.46%, 04/25/28		2,130,432
7,866,703	Student Loan Marketing Association, Class A6B, Series 2014-3A, 0.76%, 10/25/64		7,766,646
4,208,080	Student Loan Marketing Association 2009-3, Class A, Series 2009-3, 0.90%, 01/25/45		4,176,883
2,200,943	THL Credit Wind River 2014-1 CLO Ltd., Class ARR, Series 2018-1A, 1.27%, 07/18/31		2,177,599
2,340,000	Westlake Automobile Receivables Trust 2020-1, Class C, Series 2020-1A, 2.52%, 04/15/25		2,403,938
	Total Asset Backed Securities	5.73%	90,009,677
	(Cost $88,130,285)
	Collateralized Mortgage Obligations
2,575,000	Cim Trust 2017-7, Class M2, Series 2017-7, 4.00%, 04/25/57		2,685,529
2,334,627	Connecticut Avenue Securities Trust, Class 1M2, Series 2018-C06, 2.15%, 03/25/31		2,319,603
2,318,614	Connecticut Avenue Securities Trust, Class 1M2, Series 2018-R07, 2.55%, 04/25/31		2,316,806
677,032	Provident Funding Mortgage Trust 2019-1, Class A3, Series 2019-1, 3.00%, 12/25/49		680,259
3,366,207	Residential Mortgage Loan Trust, Class A1, Series 2019-3, 2.63%, 09/25/59		3,422,909
	Total Collateralized Mortgage Obligations	0.73%	11,425,106
	(Cost $11,385,440)
	Commercial Mortgage Backed Securities
1,400,000	Benchmark 2019-B15 Mortgage Trust, Class D, Series 2019-B15, 2.75%, 12/15/72		1,246,832
1,148,948	Bx Commercial Mortgage Trust 2020-Bxlp, Class D, Series 2020-BXLP, 1.41%, 12/15/36		1,136,042
1,461,461	CASCADE FDG MTG, 11/25/49		1,361,950
3,585,000	Citigroup Commercial Mortgage Trust 2014-Gc21, Class D, Series 2014-GC21, 4.94%, 05/10/47		3,230,584
1,315,000	Comm 2015-Ccre24 Mortgage Trust, Class D, Series 2015-CR24, 3.46%, 08/10/48		1,167,450
4,220,000	Csmc 2014-USA Oa LLC, Class A2, Series 2014-USA, 3.95%, 09/15/37		4,273,719
4,145,000	CSMC Trust, Class AS, Series 2016-NXSR, 4.05%, 12/15/49		4,691,647
1,845,724	FASST MTGE, 2.00%, 10/25/69		1,950,321

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERMEDIATE DIVERSIFIED BOND FUND

December 31, 2020

Principal Amount		Percent of Net Assets	Fair Value
	Commercial Mortgage Backed Securities (continued)
1,380,000	Fremf 2016-K56 Mortgage Trust, Class C, Series 2016-K56, 3.94%, 06/25/49		$1,478,307
1,900,000	Fremf 2015-K44 Mortgage Trust, Class C, Series 2015-K44, 3.68%, 01/25/48		1,984,111
1,060,000	Fremf 2016-K57 Mortgage Trust, Class C, Series 2016-K57, 3.92%, 08/25/49		1,134,017
1,470,000	Fremf 2016-K60 Mortgage Trust, Class C, Series 2016-K60, 3.54%, 12/25/49		1,532,086
3,265,000	Fremf 2017-K62 Mortgage Trust, Class C, Series 2017-K62, 3.87%, 01/25/50		3,465,813
2,190,000	Fremf 2017-K70 Mortgage Trust, Class C, Series 2017-K70, 3.80%, 12/25/49		2,319,384
340,000	Fremf 2017-K729 Mortgage Trust, Class C, Series 2017-K729, 3.68%, 11/25/49		353,327
3,050,000	Fremf 2018-K732 Mortgage Trust, Class C, Series 2018-K732, 4.06%, 05/25/25		3,240,367
3,100,000	Fremf 2018-K80 Mortgage Trust, Class C, Series 2018-K80, 4.23%, 08/25/50		3,363,496
1,085,000	Fremf 2019-K102 Mortgage Trust, Class C, Series 2019-K102, 3.53%, 12/25/51		1,109,353
1,315,000	Fremf 2020-K105 Mortgage Trust, Class B, Series 2020-K105, 3.53%, 03/25/53		1,428,944
2,835,000	Fremf 2020-K105 Mortgage Trust, Class C, Series 2020-K105, 3.53%, 03/25/53		2,872,379
545,000	Fremf 2020-K737 Mortgage Trust, Class C, Series 2020-K737, 3.30%, 01/25/53		558,270
2,160,000	FREMF Mortgage Trust, Class C, Series 2017-K61, 3.68%, 12/25/49		2,269,685
6,785,000	GS Mortgage Securities Corp. II, Class B, Series 2013-GC10, 3.68%, 02/10/46		7,003,478
1,927,000	GS Mortgage Securities Trust 2011-Gc3, Class E, Series 2011-GC3, 5.00%, 03/10/44		1,568,436
1,700,000	GS Mortgage Securities Trust 2017-Gs8, Class D, Series 2017-GS8, 2.70%, 11/10/50		1,536,725
1,140,000	GS Mortgage Securities Trust 2020-Gc47, Class C, Series 2020-GC47, 3.46%, 05/12/53		1,180,528
1,255,000	GS Mortgage Securities Trust 2020-Gc47, Class D, Series 2020-GC47, 3.46%, 05/12/53		1,204,828
5,885,000	JPMBB Commercial Mortgage Securities Trust, Class AS, Series 2014-C26, 3.80%, 01/15/48		6,410,715
2,530,000	Jpmbb Commercial Mortgage Securities Trust 2014-C19, Class D, Series 2014-C19, 4.68%, 04/15/47		2,287,065
1,800,000	Jpmbb Commercial Mortgage Securities Trust 2014-C26, Class D, Series 2014-C26, 3.88%, 01/15/48		1,640,666
750,000	Jpmbb Commercial Mortgage Securities Trust 2015-C28, Class C, Series 2015-C28, 4.15%, 10/15/48		712,542

Principal Amount		Percent of Net Assets	Fair Value
	Commercial Mortgage Backed Securities (continued)
1,425,000	Jpmdb Commercial Mortgage Securities Trust 2018-C8, Class C, Series 2018-C8, 4.74%, 06/15/51		$1,538,090
1,145,000	Jpmbb Commercial Mortgage Securities Trust 2015-C28, Class D, Series 2015-C28, 3.65%, 10/15/48		896,456
1,580,000	JPMorgan Chase Commercial Mortgage Securities Trust 2016-Jp3, Class C, Series 2016-JP3, 3.46%, 08/15/49		1,521,047
2,816,425	ME, 2.00%, 06/25/69		3,042,474
2,395,000	Palisades Center Trust 2016-Plsd, Class A, Series 2016-PLSD, 2.71%, 04/13/33		2,023,775
4,170,000	SFAVE Commercial Mortgage Securities Trust, Class A1, Series 2015-5AVE, 3.87%, 01/5/43		4,240,213
6,970,000	UBS Commercial Mortgage Trust, Class C, Series 2012-C1, 5.57%, 05/10/45		6,828,704
1,450,000	Wells Fargo Commercial Mortgage Trust 2015-C28, Class D, Series 2015-C28, 4.09%, 05/15/48		1,395,907
1,500,000	Wells Fargo Commercial Mortgage Trust 2017-Rb1, Class C, Series 2017-RB1, 4.31%, 03/15/50		1,547,630
	Total Commercial Mortgage Backed Securities	5.90%	92,747,363
	(Cost $90,978,709)
	Corporate Obligations
	Basic Materials	1.77%
3,420,000	Anglo American Capital PLC, 5.63%, 04/1/30		4,345,554
450,000	Dow Chemical Co. (The), 5.55%, 11/30/48		647,177
1,490,000	Dow Chemical Co. (The), 7.38%, 11/1/29		2,124,493
365,000	Dow Chemical Co. (The), 9.40%, 05/15/39		655,215
2,620,000	Dupont de Nemours, Inc., 4.49%, 11/15/25		3,058,457
8,015,000	Freeport-McMoRan, Inc., 5.45%, 03/15/43		9,978,675
195,000	Glencore Funding LLC, 1.63%, 09/1/25		200,613
150,000	Lyb International Finance III LLC, 2.25%, 10/1/30		154,319
525,000	Lyb International Finance III LLC, 3.38%, 05/1/30		588,194
1,060,000	Lyb International Finance III LLC, 3.38%, 10/1/40		1,118,033
780,000	Lyb International Finance III LLC, 3.63%, 04/1/51		852,331
200,000	Lyb International Finance III LLC, 4.20%, 05/1/50		233,068
3,643,000	Steel Dynamics, Inc., 3.25%, 10/15/50		3,804,837
	Total Basic Materials		27,760,966
	Communications	4.82%
1,755,000	Alibaba Group Holding Ltd., 3.60%, 11/28/24		1,932,897
1,440,000	America Movil SAB de CV, 4.38%, 04/22/49		1,844,899
975,000	AT&T, Inc., 2.75%, 06/1/31		1,041,907
774,000	AT&T, Inc., 3.50%, 09/15/53		775,136
2,029,000	AT&T, Inc., 3.55%, 09/15/55		2,022,112
766,000	AT&T, Inc., 3.65%, 09/15/59		773,460

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERMEDIATE DIVERSIFIED BOND FUND

December 31, 2020

Principal Amount		Percent of Net Assets	Fair Value
	Corporate Obligations (continued)
	Communications (continued)
790,000	AT&T, Inc., 8.75%, 11/15/31		$1,231,654
1,900,000	AT&T, Inc., 4.35%, 06/15/45		2,195,223
796,000	AT&T, Inc., 4.50%, 03/9/48		952,135
1,175,000	Charter Communications Operating LLC, 5.38%, 05/1/47		1,466,524
5,085,000	Charter Communications Operating LLC, 6.48%, 10/23/45		7,192,527
375,000	Comcast Corp., 1.95%, 01/15/31		385,103
190,000	Comcast Corp., 2.80%, 01/15/51		198,072
765,000	Comcast Corp., 3.45%, 02/1/50		902,750
2,055,000	Comcast Corp., 4.40%, 08/15/35		2,629,883
3,435,000	Commscope, Inc., 6.00%, 03/1/26		3,619,116
3,125,000	COX Communications, Inc., 3.25%, 12/15/22		3,291,591
750,000	COX Communications, Inc., 3.35%, 09/15/26		842,725
1,100,000	COX Communications, Inc., 3.85%, 02/1/25		1,226,734
1,135,000	Discovery Communications LLC, 5.30%, 05/15/49		1,497,504
900,000	Prosus NV, 3.68%, 01/21/30		979,336
850,000	Prosus NV, 4.85%, 07/6/27		977,194
4,050,000	Prosus NV, 5.50%, 07/21/25		4,647,375
937,500	Sprint Spectrum Co. LLC, 3.36%, 09/20/21		946,313
300,000	Telecom Italia Capital SA, 7.20%, 07/18/36		404,751
1,970,000	Telecom Italia Capital SA, 7.72%, 06/4/38		2,738,300
1,475,000	Telecom Italia Spa/Milano, 5.30%, 05/30/24		1,604,063
3,335,000	Tencent Holdings Ltd., 3.24%, 06/3/50		3,446,729
1,690,000	Tencent Holdings Ltd., 3.98%, 04/11/29		1,925,555
950,000	Time Warner Cable LLC, 4.00%, 09/1/21*		963,485
1,700,000	Time Warner Cable LLC, 6.75%, 06/15/39		2,419,451
3,075,000	T-Mobile USA, Inc., 3.88%, 04/15/30		3,561,465
425,000	T-Mobile USA, Inc., 4.38%, 04/15/40		518,657
275,000	T-Mobile USA, Inc., 4.50%, 04/15/50		339,181
725,000	Verizon Communications, Inc., 2.65%, 11/20/40		732,080
210,000	Verizon Communications, Inc., 3.15%, 03/22/30		235,496
1,300,000	Verizon Communications, Inc., 4.27%, 01/15/36		1,612,365
2,810,000	Verizon Communications, Inc., 4.40%, 11/1/34		3,506,684
1,140,000	Viacomcbs, Inc., 4.95%, 01/15/31		1,430,846
1,650,000	Vodafone Group PLC, 7.00%, 04/4/79		2,052,657
890,000	Walt Disney Co. (The), 4.63%, 03/23/40		1,188,522
1,565,000	Walt Disney Co. (The), 4.70%, 03/23/50		2,210,497
810,000	Walt Disney Co. (The), 6.65%, 11/15/37		1,280,062
	Total Communications		75,743,016
	Consumer, Cyclical	3.72%
1,165,000	Daimler Finance North America LLC, 3.35%, 05/4/21		1,176,173
1,643,000	Delta Air Lines, Inc., 7.00%, 05/1/25		1,896,930

3,840,000	Delta Air Lines, Inc. / Skymiles Ip Ltd., 4.75%, 10/20/28		4,191,407
1,550,000	Ford Motor Credit Co. LLC, 3.81%, 10/12/21		1,567,438

Principal Amount		Percent of Net Assets	Fair Value
	Corporate Obligations (continued)
	Consumer, Cyclical (continued)
1,500,000	Ford Motor Credit Co. LLC, 4.06%, 11/1/24		$1,575,855
1,050,000	Ford Motor Credit Co. LLC, 4.38%, 08/6/23		1,089,375
1,050,000	Ford Motor Credit Co. LLC, 5.60%, 01/7/22		1,085,364
600,000	Ford Motor Credit Co. LLC, 5.75%, 02/1/21		601,500
850,000	Ford Motor Credit Co. LLC, 5.88%, 08/2/21		869,975
5,805,000	General Motors Financial Co., Inc., 1.29%, 11/17/23		5,816,601
730,000	General Motors Financial Co., Inc., 3.25%, 01/5/23		765,484
3,505,000	General Motors Financial Co., Inc., 5.10%, 01/17/24		3,922,263
2,665,000	Hyundai Capital America, 3.00%, 06/20/22		2,748,974
535,000	Lowe's Cos., Inc., 3.00%, 10/15/50		572,244
1,000,000	Macy's Retail Holdings LLC, 6.70%, 07/15/34		904,000
7,695,000	Marriott International, Inc./Md, Series GG, 3.50%, 10/15/32		8,415,130
2,015,000	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27		2,166,125
1,165,000	Nordstrom, Inc., 6.95%, 03/15/28		1,325,158
3,940,000	Petsmart, Inc., 5.88%, 06/1/25		4,048,350
3,470,000	Southwest Airlines Co., 5.13%, 06/15/27		4,127,963
1,710,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21		1,745,569
3,850,000	Walgreens Boots Alliance, Inc., 4.10%, 04/15/50		4,075,153
3,380,000	Walgreens Boots Alliance, Inc., 4.65%, 06/1/46		3,768,059
	Total Consumer, Cyclical		58,455,090
	Consumer, Non-cyclical	2.31%
2,893,000	Abbott Laboratories, 3.40%, 11/30/23		3,136,836
1,375,000	Aetna, Inc., 2.80%, 06/15/23		1,446,712
575,000	Anheuser-Busch Cos., 4.90%, 02/1/46		747,632
550,000	Anheuser-Busch InBev Worldwide, Inc., 3.50%, 06/1/30		637,100
425,000	Anheuser-Busch InBev Worldwide, Inc., 4.35%, 06/1/40		521,455
550,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, 06/1/60		706,151
2,690,000	Anheuser-Busch InBev Worldwide, Inc., 5.45%, 01/23/39		3,654,483
450,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/49		639,843
360,000	Anthem, Inc., 2.38%, 01/15/25		385,038
680,000	Anthem, Inc., 3.35%, 12/1/24		749,243
1,562,000	Cigna Corp., 3.75%, 07/15/23		1,688,632
425,000	Cigna Corp., 4.13%, 11/15/25		489,609
764,000	Cigna Corp., 7.88%, 05/15/27		1,039,322
2,075,000	Coca-Cola Co. (The), 1.65%, 06/1/30		2,131,307
475,000	Coca-Cola Co. (The), 3.45%, 03/25/30		559,892
1,635,000	CVS Health Corp., 3.50%, 07/20/22		1,706,726
300,000	CVS Health Corp., 3.75%, 04/1/30		349,132

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERMEDIATE DIVERSIFIED BOND FUND

December 31, 2020

Principal Amount		Percent of Net Assets	Fair Value
	Corporate Obligations (continued)
	Consumer, Non-cyclical (continued)
225,000	CVS Health Corp., 4.13%, 04/1/40		$269,918
990,000	CVS Health Corp., 4.30%, 03/25/28		1,178,061
525,000	CVS Health Corp., 4.78%, 03/25/38		665,165
3,510,000	CVS Health Corp., 5.05%, 03/25/48		4,757,027
1,085,000	Elanco Animal Health, Inc., 5.90%, 08/28/28		1,280,300
335,000	Keurig Dr Pepper, Inc., 4.42%, 05/25/25		386,234
960,000	Mars, Inc., 2.38%, 07/16/40		983,204
585,000	Paypal Holdings, Inc., 2.65%, 10/1/26		643,032
1,610,000	Paypal Holdings, Inc., 3.25%, 06/1/50		1,857,252
650,000	Relx Capital, Inc., 4.00%, 03/18/29		771,616
1,190,000	SYSCO Corp., 3.55%, 03/15/25		1,325,011
185,000	Viatris, Inc., 2.30%, 06/22/27		196,955
185,000	Viatris, Inc., 2.70%, 06/22/30		196,308
1,000,000	Zoetis, Inc., 4.50%, 11/13/25		1,167,278
	Total Consumer, Non-cyclical		36,266,474
	Energy	8.29%
5,240,000	Apache Corp., 4.25%, 01/15/44		5,169,941
1,215,000	BG Energy Capital PLC, 4.00%, 10/15/21		1,247,397
1,285,000	Cameron Lng LLC, 3.70%, 01/15/39		1,448,976
450,000	Cheniere Energy, Inc., 4.63%, 10/15/28		472,500
360,000	Chevron Corp., 2.00%, 05/11/27		381,776
470,000	Chevron Corp., 3.08%, 05/11/50		524,653
3,265,000	Concho Resources, Inc., 4.88%, 10/1/47		4,415,043
386,000	ConocoPhillips Co., 4.15%, 11/15/34		447,976
270,000	Devon Energy Corp., 4.75%, 05/15/42		304,794
305,000	Devon Energy Corp., 5.00%, 06/15/45		359,252
775,000	Devon Energy Corp., 5.60%, 07/15/41		947,808
2,490,000	Enable Midstream Partners LP, 4.40%, 03/15/27		2,512,693
810,000	Energy Transfer Operating LP, 4.05%, 03/15/25		888,573
315,000	Energy Transfer Operating LP, 4.25%, 03/15/23		334,737
1,585,000	Exxon Mobil Corp., 2.61%, 10/15/30		1,731,268
2,395,000	Exxon Mobil Corp., 3.45%, 04/15/51		2,737,216
1,100,000	Exxon Mobil Corp., 4.23%, 03/19/40		1,369,885
1,050,000	Exxon Mobil Corp., 4.33%, 03/19/50		1,374,719
7,000,000	Hess Corp., 5.60%, 02/15/41		8,542,502
1,865,000	Kinder Morgan Energy Partners LP, 4.30%, 05/1/24		2,064,992
310,000	Kinder Morgan Energy Partners LP, 5.50%, 03/1/44		391,786
525,000	Kinder Morgan, Inc., 4.30%, 06/1/25		599,026
750,000	Kinder Morgan, Inc., 5.20%, 03/1/48		953,897
3,825,000	Kinder Morgan, Inc., 5.55%, 06/1/45		4,915,616
7,315,000	Marathon Oil Corp., 6.60%, 10/1/37		9,041,917
190,000	Marathon Petroleum Corp., 4.70%, 05/1/25		217,655
2,600,000	Midwest Connector Capital Co. LLC, 3.90%, 04/1/24		2,665,000
1,370,000	Mplx LP, 5.50%, 02/15/49		1,804,034
2,900,000	Occidental Petroleum Corp., 2.90%, 08/15/24		2,791,250
975,000	Occidental Petroleum Corp., 3.20%, 08/15/26		911,625

Principal Amount		Percent of Net Assets	Fair Value
	Corporate Obligations (continued)
	Energy (continued)
5,345,000	Occidental Petroleum Corp., 3.50%, 08/15/29		$4,891,584
5,615,000	Occidental Petroleum Corp., 4.20%, 03/15/48		4,576,225
2,364,000	Petrobras Global Finance BV, 5.09%, 01/15/30		2,641,770
700,000	Petrobras Global Finance BV, 6.75%, 06/3/50		869,750
5,765,000	Petrobras Global Finance BV, 6.90%, 03/19/49		7,307,137
725,000	Petrobras Global Finance BV, 7.25%, 03/17/44		935,250
506,000	Petroleos Mexicanos, 6.35%, 02/12/48		458,689
880,000	Petroleos Mexicanos, 6.38%, 01/23/45		806,520
1,400,000	Petroleos Mexicanos, 6.50%, 03/13/27		1,474,466
1,750,000	Petroleos Mexicanos, 6.63%, 06/15/35		1,732,500
1,932,000	Petroleos Mexicanos, 6.84%, 01/23/30		2,022,379
475,000	Petroleos Mexicanos, 6.88%, 08/4/26		518,937
141,000	Petroleos Mexicanos, 6.95%, 01/28/60		132,632
13,075,000	Petroleos Mexicanos, 7.69%, 01/23/50		13,182,869
3,097,268	Rio Oil Finance Trust Series 2014-1, 9.25%, 07/6/24		3,422,512
950,319	Rio Oil Finance Trust Series 2014-3, 9.75%, 01/6/27		1,100,004
931,000	Rio Oil Finance Trust Series 2018-1, 8.20%, 04/6/28		1,042,729
2,120,000	Saudi Arabian Oil Co., 3.25%, 11/24/50		2,149,823
2,180,000	Total Capital International SA, 3.13%, 05/29/50		2,362,593
1,010,000	Transcanada Pipelines Ltd., 4.63%, 03/1/34		1,234,244
1,150,000	Transcanada Trust, 5.50%, 09/15/79		1,265,000
475,000	Transcanada Trust, 5.63%, 05/20/75		520,537
1,375,000	Transcanada Trust, Series 16-A, 5.88%, 08/15/76		1,533,125
4,650,000	TransCanada Trust, 5.30%, 03/15/77		4,929,000
1,075,000	Ultrapar International SA, 5.25%, 10/6/26		1,195,948
1,875,000	Ultrapar International SA, 5.25%, 06/6/29		2,088,281
385,000	Valero Energy Corp., 2.70%, 04/15/23		401,791
2,725,000	Williams Cos., Inc. (The), 3.35%, 08/15/22		2,834,091
975,000	Williams Cos., Inc. (The), 3.50%, 11/15/30		1,104,275
	Total Energy		130,303,168
	Financials	13.16%
185,000	Alexandria Real Estate Equities, Inc., 1.88%, 02/1/33		184,704
2,360,000	Alexandria Real Estate Equities, Inc., 3.80%, 04/15/26		2,713,624
925,000	American International Group, Inc., 3.40%, 06/30/30		1,059,913
720,000	American International Group, Inc., 3.90%, 4/1/26		821,009
1,370,000	Ares Capital Corp., 4.25%, 03/1/25		1,485,092
420,000	Aviation Capital Group LLC, 4.13%, 08/1/25		440,323
1,220,000	Avolon Holdings Funding Ltd., 4.38%, 05/1/26		1,321,620
2,740,000	Banco Santander SA, 3.85%, 04/12/23		2,943,086
3,708,000	Bank of America Corp., 3.00%, 12/20/23		3,902,707
1,330,000	Bank of America Corp., 3.09%, 10/1/25		1,439,747
695,000	Bank of America Corp., 3.50%, 05/17/22		703,235
620,000	Bank of America Corp., 3.86%, 07/23/24		672,205

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERMEDIATE DIVERSIFIED BOND FUND

December 31, 2020

Principal Amount		Percent of Net Assets	Fair Value
	Corporate Obligations (continued)
	Financials (continued)
695,000	Bank of America Corp., 4.00%, 01/22/25		$780,959
975,000	Bank of America Corp., 4.08%, 03/20/51		1,231,297
1,930,000	Bank of America Corp., 4.20%, 08/26/24		2,160,598
1,050,000	Bank of America Corp., 4.25%, 10/22/26		1,231,616
4,020,000	Bank of America Corp., 4.27%, 07/23/29		4,786,798
1,210,000	Bank of America Corp., Series G, 3.30%, 01/11/23		1,282,854
1,120,000	Bank of America Corp., Series G, 4.45%, 03/3/26		1,305,415
6,910,000	Bank of Montreal, 0.77%, 03/10/23		6,969,359
8,255,000	Bank of Nova Scotia (The), 0.65%, 09/15/23		8,304,937
2,165,000	Barclays, 1.01%, 12/10/24		2,180,350
1,975,000	Barclays, 4.38%, 09/11/24		2,197,398
650,000	Barclays, 4.84%, 05/9/28		749,178
1,680,000	Belrose Funding Trust, 2.33%, 08/15/30		1,728,991
3,475,000	BGC Partners, Inc., 5.38%, 07/24/23		3,759,557
2,700,000	BNP Paribas SA, 4.25%, 10/15/24		3,040,050
2,175,000	BNP Paribas SA, 4.38%, 09/28/25		2,488,169
450,000	BNP Paribas SA, 4.38%, 05/12/26		516,518
625,000	BNP Paribas SA, 4.63%, 03/13/27		727,776
2,050,000	Boston Properties LP, 3.13%, 09/1/23		2,174,474
625,000	Boston Properties LP, 3.25%, 01/30/31		689,074
725,000	Boston Properties LP, 3.85%, 02/1/23		771,305
375,000	Boston Properties LP, 4.13%, 05/15/21		376,551
1,205,000	Brookfield Finance, Inc., 4.85%, 03/29/29		1,476,171
5,415,000	Canadian Imperial Bank of Commerce, 0.89%, 03/17/23		5,466,169
1,225,000	Cantor Fitzgerald LP, 4.88%, 05/1/24		1,363,760
778,000	Capital One Financial Corp., 3.50%, 06/15/23		834,872
475,000	Capital One Financial Corp., 3.75%, 04/24/24		520,146
1,000,000	Capital One Financial Corp., 4.20%, 10/29/25		1,141,712
1,350,000	Citigroup, Inc., 2.67%, 01/29/31		1,448,277
255,000	Citigroup, Inc., 3.40%, 05/1/26		287,022
3,195,000	Citigroup, Inc., 4.08%, 04/23/29		3,747,365
875,000	Citigroup, Inc., 4.41%, 03/31/31		1,061,075
2,480,000	Citigroup, Inc., 4.50%, 01/14/22		2,585,842
440,000	Citigroup, Inc., 4.65%, 07/23/48		607,390
640,000	Citigroup, Inc., 8.13%, 07/15/39		1,144,023
900,000	Credit Suisse Group AG, 4.21%, 06/12/24		975,080
520,000	Crown Castle International Corp., 3.20%, 09/1/24		564,943
255,000	Discover Bank, 2.70%, 02/6/30		270,459
2,000,000	ERP Operating LP, 3.00%, 04/15/23		2,105,996
589,000	ERP Operating LP, 4.63%, 12/15/21		605,977
730,000	Fs KKR Capital Corp., 4.63%, 07/15/24		769,109
1,401,000	Fs KKR Capital Corp., 4.75%, 05/15/22		1,457,730
845,000	Goldman Sachs Group, Inc. (The), 3.27%, 09/29/25		925,635
1,455,000	Goldman Sachs Group, Inc. (The), 4.00%, 03/3/24		1,607,734

Principal Amount		Percent of Net Assets	Fair Value
	Corporate Obligations (continued)
	Financials (continued)
2,375,000	Goldman Sachs Group, Inc. (The), 4.02%, 10/31/38		$2,898,305
1,675,000	Goldman Sachs Group, Inc. (The), 5.75%, 01/24/22		1,770,468
1,200,000	HSBC Holdings PLC, 2.36%, 08/18/31		1,239,383
825,000	HSBC Holdings PLC, 2.85%, 06/4/31		885,093
1,350,000	HSBC Holdings PLC, 3.95%, 05/18/24		1,456,201
410,000	HSBC Holdings PLC, 4.00%, 03/30/22		428,491
2,500,000	HSBC Holdings PLC, 4.30%, 03/8/26		2,880,386
420,000	HSBC Holdings PLC, 4.38%, 11/23/26		484,607
1,250,000	HSBC Holdings PLC, 4.95%, 03/31/30		1,566,997
685,000	HSBC Holdings PLC, 6.50%, 05/2/36		992,079
3,125,000	HSBC Holdings PLC, 6.50%, 09/15/37		4,572,958
125,000	HSBC Holdings PLC, 6.80%, 06/1/38		189,341
100,000	HSBC USA, Inc., 9.13%, 05/15/21		102,923
1,485,000	Intercontinental Exchange, Inc., 2.65%, 09/15/40		1,523,179
455,000	Intercontinental Exchange, Inc., 3.00%, 06/15/50		481,881
925,000	JPMorgan Chase & Co., 2.52%, 04/22/31		994,247
1,895,000	JPMorgan Chase & Co., 2.96%, 05/13/31		2,078,040
1,000,000	JPMorgan Chase & Co., 3.25%, 09/23/22		1,051,710
2,155,000	JPMorgan Chase & Co., 3.80%, 07/23/24		2,337,647
270,000	JPMorgan Chase & Co., 3.90%, 01/23/49		340,383
1,515,000	JPMorgan Chase & Co., 4.02%, 12/5/24		1,668,967
675,000	JPMorgan Chase & Co., 4.03%, 07/24/48		855,544
500,000	JPMorgan Chase & Co., 4.13%, 12/15/26		584,532
1,199,000	JPMorgan Chase & Co., 4.25%, 10/1/27*		1,421,849
3,195,000	JPMorgan Chase & Co., 4.45%, 12/5/29		3,898,234
5,380,000	JPMorgan Chase & Co., 4.49%, 03/24/31		6,618,089
100,000	JPMorgan Chase & Co., 7.63%, 10/15/26		136,765
1,095,000	JPMorgan Chase & Co., 8.75%, 09/1/30		1,629,485
925,000	Kimco Realty Corp., 4.45%, 09/1/47		1,086,192
525,000	Lloyds Banking Group PLC, 4.05%, 08/16/23		573,708
525,000	Lloyds Banking Group PLC, 4.50%, 11/4/24		587,336
1,953,000	Lloyds Banking Group PLC, 4.58%, 12/10/25		2,233,708
525,000	Lloyds Banking Group PLC, 4.65%, 03/24/26		604,216
3,755,000	Metropolitan Life Global Fund I, 0.66%, 01/13/23		3,774,165
1,125,000	Morgan Stanley, 2.63%, 11/17/21		1,147,205
115,000	Morgan Stanley, 3.13%, 07/27/26		128,543
1,350,000	Morgan Stanley, 3.95%, 04/23/27		1,560,801
1,485,000	Morgan Stanley, Series F, 3.88%, 04/29/24		1,645,109
1,685,000	Morgan Stanley, Series G, 3.13%, 01/23/23		1,778,298
395,000	Morgan Stanley, Series G, 4.43%, 01/23/30		480,481
385,000	National Securities Clearing Corp., 1.50%, 04/23/25		398,535
1,640,000	Natwest Group PLC, 4.27%, 03/22/25		1,814,318
3,450,000	Natwest Group PLC, 6.00%, 12/19/23		3,942,881
565,000	New York Life Insurance Co., 6.75%, 11/15/39		875,981
3,850,000	Owl Rock Capital Corp., 4.00%, 03/30/25		4,019,995
3,705,000	Owl Rock Capital Corp., 5.25%, 04/15/24		4,009,805

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERMEDIATE DIVERSIFIED BOND FUND

December 31, 2020

Principal Amount		Percent of Net Assets	Fair Value
	Corporate Obligations (continued)
	Financials (continued)
100,000	Prudential Financial, Inc., 1.50%, 03/10/26		$103,758
1,010,000	Royal Bank of Scotland Group PLC, 6.13%, 12/15/22		1,110,771
540,000	Simon Property Group LP, 3.25%, 09/13/49		553,048
1,330,000	Spirit Realty LP, 3.40%, 01/15/30		1,442,419
1,565,000	Teachers Insurance & Annuity Association of America, 3.30%, 05/15/50		1,705,417
2,315,000	Truist Bank, 2.64%, 09/17/29		2,449,592
1,075,000	Unicredit SpA, 5.46%, 06/30/35		1,182,863
2,275,000	Unicredit SpA, 7.30%, 04/2/34		2,751,635
615,000	Unum Group, 6.75%, 12/15/28		776,593
76,000	Unum Group, 7.25%, 03/15/28		96,702
855,000	Wells Fargo & Co., 2.16%, 02/11/26		899,068
565,000	Wells Fargo & Co., 2.19%, 04/30/26		594,881
3,070,000	Wells Fargo & Co., 2.63%, 07/22/22		3,177,814
575,000	Wells Fargo & Co., 3.07%, 04/30/41		625,484
3,195,000	Wells Fargo & Co., 3.58%, 05/22/28		3,621,820
500,000	Wells Fargo & Co., 4.10%, 06/3/26		573,213
125,000	Wells Fargo & Co., 4.60%, 04/1/21		126,320
3,520,000	Wells Fargo & Co., 5.01%, 04/4/51		5,002,684
1,950,000	Wells Fargo & Co., Series G, 4.30%, 07/22/27		2,284,963
2,200,000	Wells Fargo Bank NA, 3.55%, 08/14/23		2,376,022
1,465,000	Wells Fargo Bank NA, 3.63%, 10/22/21		1,499,779
	Total Financials		206,810,883
	Industrials	1.50%
210,000	3M Co., 3.05%, 04/15/30		238,741
1,585,000	Arrow Electronics, Inc., 3.25%, 09/8/24		1,715,293
1,677,000	Arrow Electronics, Inc., 3.88%, 01/12/28		1,891,048
20,823	Bnsf Railway Co. 2007-1 Pass-Through Trust, 6.00%, 04/1/24		22,890
2,385	Burlington Northern And Santa Fe Railway Co. 1999-2 Pass-Through Trust, Series 99-2, 7.57%, 01/2/21		2,386
27,460	Burlington Northern and Santa Fe Railway Co. 2000-1 Pass-Through Trust, Series 00-1, 8.25%, 01/15/21		27,516
108,316	Burlington Northern And Santa Fe Railway Co. 2001-1 Pass-Through Trust, 6.73%, 07/15/22		112,364
9,584	Burlington Northern and Santa Fe Railway Co. 2001-2 Pass-Through Trust, 6.46%, 01/15/21		9,610
1,022	Burlington Northern And Santa Fe Railway Co. 2002-1 Pass-Through Trust, 5.94%, 01/15/22		1,034
40,704	Burlington Northern and Santa Fe Railway Co. 2006-1 Pass-Through Trust, Series 06-1, 5.72%, 01/15/24		43,313

Principal Amount		Percent of Net Assets	Fair Value
	Corporate Obligations (continued)
	Industrials (continued)
275,000	Burlington Northern Santa Fe LLC, 3.05%, 09/1/22		$285,683
1,750,000	Burlington Northern Santa Fe LLC, 3.75%, 04/1/24		1,918,333
4,225,000	Cemex SAB de CV, 7.75%, 04/16/26		4,455,262
1,175,000	CRH America, Inc., 3.88%, 05/18/25		1,319,806
35,787	CSX Transportation, Inc., 6.25%, 01/15/23		39,506
54,043	Federal Express Corp. 1998 Pass-Through Trust, Series 981A, 6.72%, 01/15/22		54,878
453,927	Federal Express Corp. 1999 Pass-Through Trust, Series 991A, 7.65%, 01/15/23		479,937
1,200,000	FedEx Corp., 5.25%, 05/15/50		1,699,717
1,680,000	Ingersoll-Rand Luxembourg Finance SA, 3.80%, 03/21/29		1,966,536
845,000	SMBC Aviation Capital Finance Dac, 3.55%, 04/15/24		897,575
1,975,000	Union Pacific Corp., 2.95%, 01/15/23		2,064,333
375,000	Union Pacific Corp., 4.16%, 07/15/22		393,402
70,086	Union Pacific Railroad Co. 2002 Pass-Through Trust, Series 02-1, 6.06%, 01/17/23		74,826
7,593	Union Pacific Railroad Co. 2003 Pass-Through Trust, Series 03-1, 4.70%, 01/2/24		7,832
70,044	Union Pacific Railroad Co. 2005 Pass-Through Trust, Series 05-1, 5.08%, 01/2/29		77,209
33,100	Union Pacific Railroad Co. 2007-3 Pass-Through Trust, Series 07-3, 6.18%, 01/2/31		39,642
375,000	United Parcel Service, Inc., 5.20%, 04/1/40		532,657
2,835,000	Valmont Industries, Inc., 5.00%, 10/1/44		3,282,886
	Total Industrials		23,654,215
	Technology	2.90%
1,380,000	Apple, Inc., 2.40%, 08/20/50		1,412,325
1,310,000	Broadcom Corp., 3.88%, 01/15/27		1,470,223
370,000	Broadcom, Inc., 3.15%, 11/15/25		404,022
446,000	Broadcom, Inc., 4.11%, 09/15/28		510,441
370,000	Broadcom, Inc., 4.15%, 11/15/30		428,372
6,935,000	Dell International LLC / EMC Corp., 6.02%, 06/15/26		8,460,320
375,000	Dell International LLC / EMC Corp., 6.10%, 07/15/27		466,126
1,890,000	Dell International LLC / EMC Corp., 8.35%, 07/15/46		2,859,225
1,440,000	Hewlett Packard Enterprise Co., 1.45%, 04/1/24		1,479,627
250,000	Hewlett Packard Enterprise Co., 6.20%, 10/15/35		322,582
380,000	International Business Machines Corp., 1.70%, 05/15/27		394,665
680,000	International Business Machines Corp., 2.95%, 05/15/50		724,752
9,820,000	International Business Machines Corp., 3.50%, 05/15/29		11,362,483

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERMEDIATE DIVERSIFIED BOND FUND

December 31, 2020

Principal Amount		Percent of Net Assets	Fair Value
	Corporate Obligations (continued)
	Technology (continued)
200,000	KLA Corp., 3.30%, 03/1/50		$225,690
180,000	LAM Research Corp., 1.90%, 06/15/30		187,052
1,490,000	Nxp BV / Nxp Funding LLC, 4.88%, 03/1/24		1,680,600
210,000	Nxp BV / Nxp Funding LLC / Nxp USA, Inc., 3.88%, 06/18/26		240,476
1,100,000	Oracle Corp., 2.95%, 04/1/30		1,229,951
420,000	Oracle Corp., 3.60%, 04/1/40		491,899
3,470,000	Oracle Corp., 3.60%, 04/1/50		4,042,840
2,130,000	Oracle Corp., 3.85%, 04/1/60		2,619,292
2,005,000	Oracle Corp., 3.90%, 05/15/35		2,461,782
395,000	Seagate HDD Cayman, 4.75%, 01/1/25*		429,809
1,420,000	Vmware, Inc., 4.65%, 05/15/27		1,661,623
	Total Technology		45,566,177
	Utilities	1.74%
3,020,000	AES Panama Generation Holdings Srl, 4.38%, 05/31/30		3,267,338
1,550,000	Alabama Power Co., Series B, 3.70%, 12/1/47		1,887,001
54,000	Berkshire Hathaway Energy Co., 6.13%, 04/1/36		79,924
485,000	Commonwealth Edison Co., 4.00%, 03/1/48		614,261
2,010,000	Consolidated Edison Co. of New York, Inc., 4.45%, 03/15/44		2,522,800
1,025,000	Dominion Energy, Inc., 4.10%, 04/1/21		1,034,104
2,100,000	Dominion Energy, Inc., 5.75%, 10/1/54		2,339,977
655,000	Duke Energy Florida LLC, 3.20%, 01/15/27		731,179
385,000	Duke Energy Florida LLC, 3.85%, 11/15/42		459,471
450,000	ENEL Finance International NV, 4.25%, 09/14/23		491,956
650,000	ENEL Finance International NV, 4.63%, 09/14/25		756,987
1,050,000	ENEL Finance International NV, 6.00%, 10/7/39		1,498,117
1,725,000	ENEL Finance International NV, 6.80%, 09/15/37		2,538,661
1,120,000	Exelon Corp., 3.95%, 06/15/25		1,266,927
570,000	Georgia Power Co., Series A, 2.20%, 09/15/24		600,501
320,000	Midamerican Energy Co., 5.80%, 10/15/36		459,970
690,000	Pacificorp, 6.35%, 07/15/38		1,040,471
845,000	PECO Energy Co., 3.00%, 09/15/49		932,047
825,000	PECO Energy Co., 4.15%, 10/1/44		1,062,068
555,000	Sempra Energy, 2.90%, 02/1/23		582,290
2,225,000	Southern Co. (The), Series B, 4.00%, 01/15/51		2,357,440
580,000	Virginia Electric & Power Co., Series D, 4.65%, 08/15/43		784,245
	Total Utilities		27,307,735
	Total Corporate Obligations	40.21%	631,867,724
	(Cost $564,513,355)
	Municipals
150,000	Los Angeles Unified School District, 6.76%, 07/1/34		$225,627
1,350,000	New Jersey Turnpike Authority, 7.10%, 01/1/41		2,204,415
350,000	New Jersey Turnpike Authority, 7.41%, 01/1/40		586,950

Principal Amount		Percent of Net Assets	Fair Value
	Municipals (continued)
25,000	State of California, 5.70%, 11/1/21		$26,128
1,075,000	State of California, 7.30%, 10/1/39		1,774,427
1,150,000	State of California, 7.50%, 04/1/34		1,916,659
2,275,000	State of Illinois, 5.10%, 06/1/33		2,448,378
	Total Municipals	0.58%	9,182,584
	(Cost $7,100,662)
	Sovereign
28,372	New Valley Generation V, 4.93%, 01/15/21		$28,424
	Total Sovereign	0.00%	28,424
	(Cost $28,394)
	U.S. Agency Obligations
2,357,029	Federal Home Loan Mortgage Corporation, 2.00%, 07/1/50		$2,454,969
9,014,067	Federal Home Loan Mortgage Corporation, 2.00%, 07/1/50		9,435,175
2,392,478	Federal Home Loan Mortgage Corporation, 2.00%, 09/1/50		2,492,249
1,389,332	Federal Home Loan Mortgage Corporation, 2.00%, 09/1/50		1,447,270
1,526,471	Federal Home Loan Mortgage Corporation, 2.00%, 11/1/50		1,595,255
1,475,000	Federal Home Loan Mortgage Corporation, 2.00%, 12/1/50		1,534,227
5,266,327	Federal Home Loan Mortgage Corporation, 2.00%, 12/1/50		5,510,127
40,431	Federal Home Loan Mortgage Corporation, 2.27%, 01/1/44		41,797
2,944,689	Federal Home Loan Mortgage Corporation, 2.50%, 08/1/35		3,076,471
10,561,686	Federal Home Loan Mortgage Corporation, 2.50%, 07/1/50		11,244,999
2,648,859	Federal Home Loan Mortgage Corporation, 2.50%, 11/1/50		2,820,233
42,085	Federal Home Loan Mortgage Corporation, 2.67%, 02/1/45		43,558
4,495	Federal Home Loan Mortgage Corporation, 2.72%, 08/1/42		4,689
648,637	Federal Home Loan Mortgage Corporation, 2.72%, 01/1/45		671,670
859,704	Federal Home Loan Mortgage Corporation, 2.78%, 12/1/45		891,946
83,297	Federal Home Loan Mortgage Corporation, 2.83%, 10/1/44		86,303
61,041	Federal Home Loan Mortgage Corporation, 2.84%, 12/1/44		63,462
148,491	Federal Home Loan Mortgage Corporation, 2.86%, 11/1/39		155,969
331,248	Federal Home Loan Mortgage Corporation, 2.87%, 02/1/45		344,105

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERMEDIATE DIVERSIFIED BOND FUND

December 31, 2020

Principal Amount		Percent of Net Assets	Fair Value
	U.S. Agency Obligations (continued)
1,609,342	Federal Home Loan Mortgage Corporation, 2.91%, 11/1/44		$1,665,727
57,334	Federal Home Loan Mortgage Corporation, 2.93%, 01/1/42		59,652
29,001	Federal Home Loan Mortgage Corporation, 2.97%, 05/1/44		30,031
2,550,441	Federal Home Loan Mortgage Corporation, 3.00%, 02/1/50		2,722,501
4,434,271	Federal Home Loan Mortgage Corporation, 3.00%, 07/1/50		4,650,511
1,356,349	Federal Home Loan Mortgage Corporation, 3.00%, 07/1/50		1,431,997
3,059,874	Federal Home Loan Mortgage Corporation, 3.00%, 08/1/50		3,210,891
3,646,545	Federal Home Loan Mortgage Corporation, 3.00%, 09/1/50		3,831,995
2,659,217	Federal Home Loan Mortgage Corporation, 3.00%, 10/1/50		2,796,019
889,840	Federal Home Loan Mortgage Corporation, 3.01%, 08/1/44		921,349
98,718	Federal Home Loan Mortgage Corporation, 3.07%, 07/1/44		102,165
86,360	Federal Home Loan Mortgage Corporation, 3.45%, 04/1/43		89,671
25,119	Federal Home Loan Mortgage Corporation, 3.50%, 10/1/41		26,266
1,293,950	Federal Home Loan Mortgage Corporation, 3.50%, 04/1/37		1,376,720
1,679,647	Federal Home Loan Mortgage Corporation, 3.50%, 04/1/50		1,773,606
2,557,165	Federal Home Loan Mortgage Corporation, 3.50%, 07/1/50		2,708,629
149,868	Federal Home Loan Mortgage Corporation, 3.57%, 04/1/38		157,265
73,825	Federal Home Loan Mortgage Corporation, 4.00%, 10/1/31		80,640
118,503	Federal Home Loan Mortgage Corporation, 4.00%, 07/1/34		128,969
3,141,408	Federal Home Loan Mortgage Corporation, 4.00%, 05/1/46		3,405,075
3,291,824	Federal Home Loan Mortgage Corporation, 4.00%, 05/1/50		3,516,802
536,019	Federal Home Loan Mortgage Corporation, 4.00%, 06/1/50		574,590
13,734	Federal Home Loan Mortgage Corporation, 4.50%, 02/1/26		14,688
13,432	Federal Home Loan Mortgage Corporation, 4.50%, 06/1/26		14,178
35,535	Federal Home Loan Mortgage Corporation, 4.50%, 06/1/31		39,281

Principal Amount		Percent of Net Assets	Fair Value
	U.S. Agency Obligations (continued)
38,920	Federal Home Loan Mortgage Corporation, 4.50%, 12/1/33		$43,034
18,797	Federal Home Loan Mortgage Corporation, 4.50%, 07/1/41		21,038
545,706	Federal Home Loan Mortgage Corporation, 4.50%, 09/1/41		609,154
18,777	Federal Home Loan Mortgage Corporation, 4.50%, 11/1/43		21,560
179,419	Federal Home Loan Mortgage Corporation, 4.50%, 12/1/43		201,386
171,048	Federal Home Loan Mortgage Corporation, 4.50%, 01/1/44		191,826
18,129	Federal Home Loan Mortgage Corporation, 4.50%, 03/1/44		20,339
516,940	Federal Home Loan Mortgage Corporation, 4.50%, 07/1/44		575,910
1,645,210	Federal Home Loan Mortgage Corporation, 4.50%, 08/1/44		1,842,363
2,033,019	Federal Home Loan Mortgage Corporation, 4.50%, 02/1/45		2,277,457
688,301	Federal Home Loan Mortgage Corporation, 4.50%, 11/1/45		768,659
1,014,623	Federal Home Loan Mortgage Corporation, 4.50%, 03/1/47		1,124,364
869,148	Federal Home Loan Mortgage Corporation, 4.50%, 03/1/47		950,561
4,334,078	Federal Home Loan Mortgage Corporation, 4.50%, 07/1/47		4,710,089
1,710,085	Federal Home Loan Mortgage Corporation, 4.50%, 09/1/48		1,860,408
–	Federal Home Loan Mortgage Corporation, 4.50%, 03/1/49		–
10,245	Federal Home Loan Mortgage Corporation, 5.00%, 04/1/34		11,440
106,371	Federal Home Loan Mortgage Corporation, 5.50%, 01/1/35		124,632
1,092	Federal Home Loan Mortgage Corporation, 5.50%, 06/1/37		1,241
48,595	Federal Home Loan Mortgage Corporation, 6.00%, 01/1/24		51,260
17,430	Federal Home Loan Mortgage Corporation, 6.00%, 12/1/33		20,953
9,039	Federal Home Loan Mortgage Corporation, 6.00%, 11/1/36		10,790
7,522	Federal Home Loan Mortgage Corporation, 6.00%, 06/1/38		7,820
13,247	Federal Home Loan Mortgage Corporation, 6.00%, 09/1/38		15,551
27,433	Federal Home Loan Mortgage Corporation, 6.00%, 02/1/39		32,861

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERMEDIATE DIVERSIFIED BOND FUND

December 31, 2020

Principal Amount		Percent of Net Assets	Fair Value
	U.S. Agency Obligations (continued)
62,904	Federal Home Loan Mortgage Corporation, 6.00%, 05/1/39		$74,659
3,423	Federal Home Loan Mortgage Corporation, 6.50%, 12/1/31		3,986
86,023	Federal Home Loan Mortgage Corporation, 6.50%, 12/1/32		99,866
4,240	Federal Home Loan Mortgage Corporation, 6.50%, 08/1/37		5,100
2,690	Federal Home Loan Mortgage Corporation, 6.50%, 09/1/37		3,055
1,809	Federal Home Loan Mortgage Corporation, 6.50%, 09/1/37		2,039
29,393	Federal Home Loan Mortgage Corporation, 6.50%, 09/1/37		35,094
1,737	Federal Home Loan Mortgage Corporation, 6.50%, 01/1/38		2,033
85,529	Federal Home Loan Mortgage Corporation, 7.00%, 06/1/32		101,162
4,210	Federal Home Loan Mortgage Corporation, 7.00%, 07/1/32		4,937
10,577	Federal Home Loan Mortgage Corporation, 7.00%, 10/1/32		12,529
334,536	Federal Home Loan Mortgage Corporation, 7.00%, 11/1/32		392,426
253,387	Federal Home Loan Mortgage Corporation, Class 1A, Series 2002-48, 4.78%, 07/25/33		283,473
84,359	Federal Home Loan Mortgage Corporation, Class 1A, Series 2002-51, 6.50%, 09/25/43		105,861
27,442	Federal Home Loan Mortgage Corporation, Class 1A2, Series 2003-57, 7.00%, 07/25/43		33,888
29,904	Federal Home Loan Mortgage Corporation, Class 2A, Series 2002-41, 5.17%, 07/25/32		32,845
4,764	Federal Home Loan Mortgage Corporation, Class 2A, Series 2002-51, 7.50%, 08/25/42		6,297
421,818	Federal Home Loan Mortgage Corporation, Class 3A, Series 2003-54, 7.00%, 02/25/43		518,575
200,149	Federal Home Loan Mortgage Corporation, Class BC, Series 2006-3143, 5.50%, 02/15/36		234,321
20,779	Federal Home Loan Mortgage Corporation, Class BD, Series 2001-2295, 6.00%, 03/15/31		23,619
222,472	Federal Home Loan Mortgage Corporation, Class EW, Series 2013-4283, 4.50%, 12/15/43		241,941
366,381	Federal Home Loan Mortgage Corporation, Class F1, Series 2013-299, 0.66%, 01/15/43		366,003
90,597	Federal Home Loan Mortgage Corporation, Class GT, Series 2006-3185, 6.00%, 07/15/26		100,029
3,598	Federal Home Loan Mortgage Corporation, Class GZ, Series 2007-3330, 5.50%, 06/15/37		4,057
80	Federal Home Loan Mortgage Corporation, Class LA, Series 2009-3609, 4.00%, 12/15/24		81

Principal Amount		Percent of Net Assets	Fair Value
	U.S. Agency Obligations (continued)
419,844	Federal Home Loan Mortgage Corporation, Class MA, Series 2014-4319, 4.50%, 03/15/44		$473,572
294,619	Federal Home Loan Mortgage Corporation, Class OH, Series 2005-2944, 5.50%, 03/15/35		344,319
72,054	Federal Home Loan Mortgage Corporation, Class PZ, Series 2003-2676, 5.50%, 09/15/33		82,682
74,533	Federal Home Loan Mortgage Corporation, Class VZ, Series 2005-2957, 5.00%, 02/15/35		84,766
87,257	Federal Home Loan Mortgage Corporation, Class ZC, Series 1998-2084, 6.50%, 08/15/28		98,054
5,861,740	Federal National Mortgage Association, 2.00%, 09/1/50		6,106,189
2,787,456	Federal National Mortgage Association, 2.00%, 11/1/50		2,903,903
1,393,270	Federal National Mortgage Association, 2.00%, 12/1/50		1,447,446
10,406,000	Federal National Mortgage Association, 2.00%, 03/15/51		10,774,285
1,242	Federal National Mortgage Association, 2.14%, 09/1/34		1,304
14,904	Federal National Mortgage Association, 2.26%, 12/1/39		15,053
4,019	Federal National Mortgage Association, 2.42%, 06/1/35		4,063
6,163	Federal National Mortgage Association, 2.48%, 08/1/43		6,368
779,627	Federal National Mortgage Association, 2.50%, 03/1/33		801,319
2,634,121	Federal National Mortgage Association, 2.50%, 07/1/50		2,779,172
14,254,790	Federal National Mortgage Association, 2.50%, 07/1/50		15,110,733
4,654,060	Federal National Mortgage Association, 2.50%, 07/1/50		4,933,514
2,248,602	Federal National Mortgage Association, 2.50%, 09/1/50		2,372,424
1,289,022	Federal National Mortgage Association, 2.50%, 09/1/50		1,363,604
13,802,219	Federal National Mortgage Association, 2.50%, 10/1/50		14,676,376
1,390,647	Federal National Mortgage Association, 2.50%, 10/1/50		1,467,225
832,551	Federal National Mortgage Association, 2.50%, 11/1/50		882,746
1,386,847	Federal National Mortgage Association, 2.50%, 11/1/50		1,465,295
983,639	Federal National Mortgage Association, 2.50%, 12/1/50		1,040,583
20,595,000	Federal National Mortgage Association, 2.50%, 02/15/51		21,673,914

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERMEDIATE DIVERSIFIED BOND FUND

December 31, 2020

Principal Amount		Percent of Net Assets	Fair Value
	U.S. Agency Obligations (continued)
3,586	Federal National Mortgage Association, 2.52%, 08/1/34		$3,631
805,346	Federal National Mortgage Association, 2.65%, 12/1/44		834,642
810,558	Federal National Mortgage Association, 2.70%, 05/1/45		839,808
264,751	Federal National Mortgage Association, 2.73%, 10/1/44		273,658
136,705	Federal National Mortgage Association, 2.74%, 04/1/44		143,912
76,789	Federal National Mortgage Association, 2.80%, 12/1/44		79,748
586,407	Federal National Mortgage Association, 2.82%, 07/1/44		606,644
18,650	Federal National Mortgage Association, 2.87%, 02/1/44		19,247
5,957	Federal National Mortgage Association, 2.88%, 09/1/44		6,164
8,158	Federal National Mortgage Association, 2.94%, 06/1/38		8,573
185,899	Federal National Mortgage Association, 2.97%, 04/1/44		192,460
912,468	Federal National Mortgage Association, 2.99%, 09/1/47		950,966
2,705,201	Federal National Mortgage Association, 3.00%, 08/1/50		2,853,374
1,416,116	Federal National Mortgage Association, 3.00%, 08/1/50		1,484,874
3,858,578	Federal National Mortgage Association, 3.00%, 09/1/50		4,053,198
2,353,696	Federal National Mortgage Association, 3.00%, 09/1/50		2,477,646
121,917	Federal National Mortgage Association, 3.03%, 01/1/44		125,643
728,767	Federal National Mortgage Association, 3.10%, 10/1/47		760,955
22,946	Federal National Mortgage Association, 3.42%, 02/1/44		23,754
121,431	Federal National Mortgage Association, 3.44%, 05/1/44		125,823
18,516	Federal National Mortgage Association, 3.50%, 08/1/26		19,640
105,645	Federal National Mortgage Association, 3.50%, 09/1/28		112,059
635,975	Federal National Mortgage Association, 3.50%, 12/1/29		681,862
1,762,039	Federal National Mortgage Association, 3.50%, 02/1/31		1,889,588
1,099,726	Federal National Mortgage Association, 3.50%, 06/1/34		1,164,821

Principal Amount		Percent of Net Assets	Fair Value
	U.S. Agency Obligations (continued)
1,108,985	Federal National Mortgage Association, 3.50%, 04/1/37		$1,182,153
12,429	Federal National Mortgage Association, 3.50%, 08/1/49		13,130
2,583,035	Federal National Mortgage Association, 3.50%, 05/1/50		2,776,641
3,510	Federal National Mortgage Association, 3.55%, 02/1/44		3,533
2,392,303	Federal National Mortgage Association, 3.75%, 11/1/48		2,491,545
310,091	Federal National Mortgage Association, 4.00%, 11/1/30		333,562
361,569	Federal National Mortgage Association, 4.00%, 12/1/30		389,530
304,721	Federal National Mortgage Association, 4.00%, 09/1/31		332,771
39,053	Federal National Mortgage Association, 4.00%, 10/1/32		42,060
1,105,654	Federal National Mortgage Association, 4.00%, 11/1/33		1,207,538
803,055	Federal National Mortgage Association, 4.00%, 03/1/34		876,543
1,921,584	Federal National Mortgage Association, 4.00%, 06/1/34		2,098,285
7,446	Federal National Mortgage Association, 4.00%, 06/1/34		8,040
1,730,905	Federal National Mortgage Association, 4.00%, 10/1/34		1,905,826
3,446,719	Federal National Mortgage Association, 4.00%, 01/1/35		3,763,484
1,061,922	Federal National Mortgage Association, 4.00%, 01/1/37		1,150,973
7,022,388	Federal National Mortgage Association, 4.00%, 03/1/46		7,637,770
2,073,776	Federal National Mortgage Association, 4.00%, 04/1/48		2,224,563
817,298	Federal National Mortgage Association, 4.00%, 04/1/48		885,365
80,948	Federal National Mortgage Association, 4.27%, 07/1/21		81,202
62,467	Federal National Mortgage Association, 4.50%, 10/1/24		66,037
189,031	Federal National Mortgage Association, 4.50%, 08/1/26		199,115
16,064	Federal National Mortgage Association, 4.50%, 01/1/31		17,573
58,775	Federal National Mortgage Association, 4.50%, 01/1/31		64,951
16,355	Federal National Mortgage Association, 4.50%, 01/1/31		18,062

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERMEDIATE DIVERSIFIED BOND FUND

December 31, 2020

Principal Amount		Percent of Net Assets	Fair Value
	U.S. Agency Obligations (continued)
24,595	Federal National Mortgage Association, 4.50%, 06/1/31		$27,184
28,200	Federal National Mortgage Association, 4.50%, 09/1/31		31,169
37,822	Federal National Mortgage Association, 4.50%, 06/1/36		42,200
3,367,650	Federal National Mortgage Association, 4.50%, 05/1/41		3,764,133
35,879	Federal National Mortgage Association, 4.50%, 08/1/41		40,318
25,150	Federal National Mortgage Association, 4.50%, 09/1/41		28,234
48,823	Federal National Mortgage Association, 4.50%, 11/1/41		54,843
42,757	Federal National Mortgage Association, 4.50%, 12/1/41		47,860
373,288	Federal National Mortgage Association, 4.50%, 07/1/42		418,635
1,485,243	Federal National Mortgage Association, 4.50%, 01/1/43		1,657,245
16,724	Federal National Mortgage Association, 4.50%, 09/1/43		18,695
46,871	Federal National Mortgage Association, 4.50%, 10/1/44		52,178
774,150	Federal National Mortgage Association, 4.50%, 02/1/45		867,528
1,592,338	Federal National Mortgage Association, 4.50%, 02/1/46		1,778,996
119,837	Federal National Mortgage Association, 4.50%, 02/1/46		133,978
828,895	Federal National Mortgage Association, 4.50%, 03/1/47		907,071
1,064,620	Federal National Mortgage Association, 4.50%, 06/1/48		1,156,344
2,239,018	Federal National Mortgage Association, 4.50%, 07/1/48		2,442,521
1,209,408	Federal National Mortgage Association, 4.50%, 07/1/48		1,314,073
2,109,481	Federal National Mortgage Association, 4.50%, 08/1/48		2,294,964
1,664,282	Federal National Mortgage Association, 4.50%, 03/1/52		1,905,224
1,979	Federal National Mortgage Association, 5.00%, 04/1/25		2,075
84,753	Federal National Mortgage Association, 5.00%, 09/1/25		88,943
77,495	Federal National Mortgage Association, 5.00%, 09/1/39		89,796
27,479	Federal National Mortgage Association, 5.00%, 08/1/40		31,565

Principal Amount		Percent of Net Assets	Fair Value
	U.S. Agency Obligations (continued)
708,616	Federal National Mortgage Association, 5.00%, 12/1/48		$783,587
1,087,149	Federal National Mortgage Association, 5.00%, 03/1/49		1,202,399
358	Federal National Mortgage Association, 5.50%, 11/1/23		361
2,918	Federal National Mortgage Association, 5.50%, 01/1/24		2,948
232	Federal National Mortgage Association, 5.50%, 01/1/24		235
658	Federal National Mortgage Association, 5.50%, 01/1/24		667
3,776	Federal National Mortgage Association, 5.50%, 03/1/24		3,915
2,616	Federal National Mortgage Association, 5.50%, 05/1/24		2,744
1,826	Federal National Mortgage Association, 5.50%, 01/1/25		1,910
17,599	Federal National Mortgage Association, 5.50%, 01/1/25		18,260
16,279	Federal National Mortgage Association, 5.50%, 11/1/29		18,256
17,229	Federal National Mortgage Association, 5.50%, 06/1/33		20,047
10,908	Federal National Mortgage Association, 5.50%, 11/1/33		12,704
299,029	Federal National Mortgage Association, 5.50%, 04/1/35		347,893
84,939	Federal National Mortgage Association, 5.50%, 10/1/35		99,429
16,560	Federal National Mortgage Association, 5.50%, 09/1/36		19,279
27,290	Federal National Mortgage Association, 5.50%, 04/1/37		31,761
112,432	Federal National Mortgage Association, 5.50%, 04/1/37		130,812
4,472	Federal National Mortgage Association, 5.50%, 02/1/38		5,130
6,775	Federal National Mortgage Association, 6.00%, 08/1/21		6,832
786	Federal National Mortgage Association, 6.00%, 11/1/21		792
2,722	Federal National Mortgage Association, 6.00%, 10/1/22		2,797
6,561	Federal National Mortgage Association, 6.00%, 06/1/23		6,804
7,222	Federal National Mortgage Association, 6.00%, 12/1/32		8,561
6,469	Federal National Mortgage Association, 6.00%, 11/1/33		7,775

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERMEDIATE DIVERSIFIED BOND FUND

December 31, 2020

Principal Amount		Percent of Net Assets	Fair Value
	U.S. Agency Obligations (continued)
5,529	Federal National Mortgage Association, 6.00%, 12/1/33		$6,613
302,839	Federal National Mortgage Association, 6.00%, 03/1/34		362,385
20,447	Federal National Mortgage Association, 6.00%, 04/1/34		24,558
11,728	Federal National Mortgage Association, 6.00%, 04/1/35		14,088
16,916	Federal National Mortgage Association, 6.00%, 04/1/35		20,005
3,694	Federal National Mortgage Association, 6.00%, 07/1/35		4,400
20,821	Federal National Mortgage Association, 6.00%, 11/1/35		24,993
15,842	Federal National Mortgage Association, 6.00%, 03/1/36		18,592
287	Federal National Mortgage Association, 6.00%, 03/1/36		341
117,077	Federal National Mortgage Association, 6.00%, 09/1/36		138,371
17,394	Federal National Mortgage Association, 6.00%, 03/1/37		20,530
20,358	Federal National Mortgage Association, 6.00%, 08/1/37		24,464
57,863	Federal National Mortgage Association, 6.00%, 05/1/38		68,516
7,175	Federal National Mortgage Association, 6.50%, 08/1/32		8,348
26,450	Federal National Mortgage Association, 6.50%, 08/1/32		30,146
15,855	Federal National Mortgage Association, 6.50%, 12/1/32		18,570
4,286	Federal National Mortgage Association, 6.50%, 05/1/33		4,870
245,334	Federal National Mortgage Association, 6.50%, 03/1/35		290,290
1,955	Federal National Mortgage Association, 6.50%, 11/1/37		2,224
1,753	Federal National Mortgage Association, 6.50%, 12/1/37		2,093
1,440	Federal National Mortgage Association, 6.50%, 02/1/38		1,684
10,348	Federal National Mortgage Association, 6.50%, 03/1/38		11,884
24,024	Federal National Mortgage Association, 6.50%, 10/1/38		28,838
16,322	Federal National Mortgage Association, 6.50%, 08/1/39		19,091
69,104	Federal National Mortgage Association, 6.50%, 10/1/39		81,870

Principal Amount		Percent of Net Assets	Fair Value
	U.S. Agency Obligations (continued)
2,118	Federal National Mortgage Association, 6.50%, 01/1/49		$2,497
66,181	Federal National Mortgage Association, 7.00%, 11/1/29		76,860
91,028	Federal National Mortgage Association, 7.00%, 08/1/32		107,357
87,747	Federal National Mortgage Association, 7.00%, 08/1/32		101,414
467	Federal National Mortgage Association, 7.00%, 12/1/37		544
2,194	Federal National Mortgage Association, Class 1A2, Series 2004-T1, 6.50%, 01/25/44		2,585
10,947	Federal National Mortgage Association, Class 1A3, Series 2003-W2, 7.50%, 07/25/42		13,302
8,631	Federal National Mortgage Association, Class 2A, Series 2002-W6, 7.50%, 06/25/42		9,937
8,631	Federal National Mortgage Association, Class 2A1, Series 2002-W6, 7.00%, 06/25/42		9,829
24,385	Federal National Mortgage Association, Class 2A2, Series 2004-W2, 7.00%, 02/25/44		28,828
89,429	Federal National Mortgage Association, Class 3A, Series 2003-W4, 5.57%, 10/25/42		104,187
9,941	Federal National Mortgage Association, Class 5A, Series 2004-W2, 7.50%, 03/25/44		11,640
117,823	Federal National Mortgage Association, Class A, Series 2001-W3, 7.00%, 09/25/41		132,333
22,980	Federal National Mortgage Association, Class A1, Series 2000-T6, 7.50%, 11/25/40		24,722
174,100	Federal National Mortgage Association, Class A1, Series 2001-T1, 7.50%, 10/25/40		201,685
134,796	Federal National Mortgage Association, Class A1, Series 2001-T10, 7.00%, 12/25/41		159,581
4,887	Federal National Mortgage Association, Class A1, Series 2001-T12, 6.50%, 08/25/41		5,506
12,230	Federal National Mortgage Association, Class A1, Series 2001-T3, 7.50%, 11/25/40		13,832
54,144	Federal National Mortgage Association, Class A1, Series 2001-T4, 7.50%, 07/25/41		65,200
2,273	Federal National Mortgage Association, Class A1, Series 2001-T7, 7.50%, 02/25/41		2,716
7,301	Federal National Mortgage Association, Class A1, Series 2001-T8, 7.50%, 07/25/41		8,738
55,973	Federal National Mortgage Association, Class A1, Series 2002-33, 7.00%, 06/25/32		63,219
22,358	Federal National Mortgage Association, Class BA, Series 2001-79, 7.00%, 03/25/45		26,142
368,250	Federal National Mortgage Association, Class BA, Series 2010-136, 3.50%, 12/25/30		398,803
714,571	Federal National Mortgage Association, Class KF, Series 2014-1, 0.75%, 02/25/44		722,841

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERMEDIATE DIVERSIFIED BOND FUND

December 31, 2020

Principal Amount		Percent of Net Assets	Fair Value
	U.S. Agency Obligations (continued)
9,921	Federal National Mortgage Association, Class MP, Series 2009-11, 7.00%, 03/25/49		$12,131
10,071	Federal National Mortgage Association, Class MT, Series 2007-21, 5.75%, 03/25/37		11,706
15,245	Federal National Mortgage Association, Class ZK, Series 2001-2, 6.50%, 02/25/31		17,176
3,594,417	Government National Mortgage Association, 2.50%, 06/20/50		3,751,820
3,981,280	Government National Mortgage Association, 3.00%, 06/20/50		4,166,893
2,528	Government National Mortgage Association, 6.50%, 05/15/29		2,897
1,260	Government National Mortgage Association, 7.00%, 12/15/29		1,486
303,228	Government National Mortgage Association, Class BM, Series 2012-98, 4.93%, 08/20/42		330,310
2,494,695	Government National Mortgage Association, Class CF, Series 2018-H05, 1.87%, 03/20/68		2,466,517
1,163,747	Government National Mortgage Association, Class FG, Series 2019-H09, 1.35%, 05/20/69		1,167,808
2,552,248	Government National Mortgage Association, Class FH, Series 2017-H22, 0.58%, 11/20/67		2,540,936
2,577,083	Government National Mortgage Association, Class FK, Series 2018-H04, 1.85%, 03/20/68		2,545,892
4,002,960	Government National Mortgage Association, Class FQ, Series 2017-H17, 0.72%, 09/20/67		3,995,314
2,547,448	Government National Mortgage Association, Class FQ, Series 2017-H24, 0.53%, 11/20/67		2,532,871
10,655,274	Government National Mortgage Association, Class FV, Series 2020-H01, 0.79%, 01/20/70		10,798,075
589,557	Government National Mortgage Association, Class ZG, Series 2002-49, 6.00%, 07/20/32		589,426
251	U.S. Small Business Administration, Class 1, Series 2001-20G, 6.63%, 07/1/21		253
402	U.S. Small Business Administration, Class 1, Series 2001-20I, 6.12%, 09/1/21		405
4,390	U.S. Small Business Administration, Class 1, Series 2003-20B, 4.84%, 02/1/23		4,522
2,937	U.S. Small Business Administration, Class 1, Series 2003-20J, 4.92%, 10/1/23		3,062
4,205	U.S. Small Business Administration, Class 1, Series 2003-20K, 4.98%, 11/1/23		4,401
4,067	U.S. Small Business Administration, Class 1, Series 2004-20K, 4.88%, 11/1/24		4,301

Principal Amount		Percent of Net Assets	Fair Value
	U.S. Agency Obligations (continued)
4,313	U.S. Small Business Administration, Class 1, Series 2004-20L, 4.87%, 12/1/24		$4,562
2,124	U.S. Small Business Administration, Class 1, Series 2005-20A, 4.86%, 01/1/25		2,230
1,184	U.S. Small Business Administration, Class 1, Series 2005-20E, 4.84%, 05/1/25		1,254
6,975	U.S. Small Business Administration, Class 1, Series 2005-20G, 4.75%, 07/1/25		7,345
13,908	U.S. Small Business Administration, Class 1, Series 2005-20H, 5.11%, 08/1/25		14,755
3,922	U.S. Small Business Administration, Class 1, Series 2006-20B, 5.35%, 02/1/26		4,204
3,427	U.S. Small Business Administration, Class 1, Series 2006-20C, 5.57%, 03/1/26		3,659
1,734	U.S. Small Business Administration, Class 1, Series 2006-20F, 5.82%, 06/1/26		1,878
6,274	U.S. Small Business Administration, Class 1, Series 2006-20G, 6.07%, 07/1/26		6,711
3,348	U.S. Small Business Administration, Class 1, Series 2006-20H, 5.70%, 08/1/26		3,613
2,926	U.S. Small Business Administration, Class 1, Series 2007-20C, 5.23%, 03/1/27		3,133
4,364	U.S. Small Business Administration, Class 1, Series 2007-20E, 5.31%, 05/1/27		4,740
8,579	U.S. Small Business Administration, Class 1, Series 2007-20F, 5.71%, 06/1/27		9,341
14,278	Vinnie Mae 1993-1, Class ZB, Series 1993-1, 7.25%, 02/15/23		15,037
8,906	Vinnie Mae 1995-1, Class 2, Series 1995-1, 7.79%, 02/15/25		9,648
3,717	Vinnie Mae 1995-2, Class 3A, Series 1995-2C, 8.79%, 06/15/25		4,234
1,205	Vinnie Mae 1998-2, Class 2A, Series 1998-2, 8.64%, 08/15/27		1,351
	Total U.S. Agency Obligations	18.99%	298,337,744
	(Cost $294,315,348)
	U.S. Government Obligations
605,000	U.S. Treasury Bond, 1.125%, 05/15/40		$574,372
3,550,000	U.S. Treasury Bond, 1.125%, 08/15/40		3,360,852
1,510,000	U.S. Treasury Bond, 1.25%, 05/15/50*		1,369,853
5,025,000	U.S. Treasury Bond, 1.375%, 08/15/50		4,706,227
4,745,000	U.S. Treasury Bond, 2%, 02/15/50		5,153,515
395,000	U.S. Treasury Bond, 2.375%, 11/15/49*		464,017
32,645,000	U.S. Treasury Bond, 2.5%, 02/15/45*		38,930,438
1,775,000	U.S. Treasury Bond, 2.5%, 02/15/46		2,120,570
985,000	U.S. Treasury Bond, 3%, 02/15/49		1,299,277
38,700,000	U.S. Treasury Floating Rate Note, 0.145%, 07/31/22		38,698,468

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERMEDIATE DIVERSIFIED BOND FUND

December 31, 2020

Principal Amount		Percent of Net Assets	Fair Value
	U.S. Government Obligations (continued)
5,800,000	U.S. Treasury Floating Rate Note, 0.145%, 10/31/22		$5,798,917
67,030,000	U.S. Treasury Floating Rate Note, 0.209%, 04/30/22		67,082,991
17,000,000	U.S. Treasury Note, 0.125%, 11/30/22		17,001,992
10,750,000	U.S. Treasury Note, 0.25%, 09/30/25*		10,709,268
17,000,000	U.S. Treasury Note, 0.25%, 10/31/25*		16,926,953
495,000	U.S. Treasury Note, 0.375%, 04/30/25		496,798
625,000	U.S. Treasury Note, 0.375%, 11/30/25		625,879
5,430,000	U.S. Treasury Note, 0.5%, 04/30/27		5,416,425
1,100,000	U.S. Treasury Note, 0.5%, 05/31/27		1,096,133
13,855,000	U.S. Treasury Note, 0.5%, 08/31/27		13,770,571
8,280,000	U.S. Treasury Note, 0.625%, 11/30/27		8,278,706
13,220,000	U.S. Treasury Note, 0.625%, 12/31/27		13,205,537
6,515,000	U.S. Treasury Note, 0.625%, 05/15/30		6,369,430
6,569,000	U.S. Treasury Note, 0.625%, 08/15/30*		6,404,775
29,179,000	U.S. Treasury Note, 0.875%, 11/15/30*		29,083,256
830,000	U.S. Treasury Note, 1.125%, 02/28/25*		859,277
5,950,000	U.S. Treasury Note, 1.5%, 01/31/27*		6,306,535
7,395,000	U.S. Treasury Note, 1.625%, 10/31/26		7,886,652
6,525,000	U.S. Treasury Note, 1.625%, 08/15/29*		6,980,221
3,240,000	U.S. Treasury Note, 1.75%, 12/31/26*		3,481,861
960,000	U.S. Treasury Note, 1.75%, 11/15/29*		1,037,513
35,185,000	U.S. Treasury Note, 2.625%, 02/15/29*		40,391,280
	Total U.S. Government Obligations	23.29%	365,888,559
	(Cost $350,346,415)
	Preferred Securities
	Financials	0.29%
	Total Financials		$4,469,227
	Total Preferred Securities	0.29%	4,469,227
	(Cost $4,091,303)
	Short-Term Investments
$107,543,605	Dreyfus Government Cash Management		$107,543,605
	Total Short-Term Investments	6.84%	107,543,605
	(Cost $107,543,605)
	Short-Term Investments-Repurchase Agreements
	Invested Cash Collateral for Securities Loaned
1,461,702	CANTOR D, 0.07%, 01/4/21		$1,461,696
1,657,800	CITADEL A, 0.13%, 01/4/21		1,657,795
1,657,806	CITI D, 0.07%, 01/4/21		1,657,801
544,679	NOMURA D, 0.07%, 01/4/21		544,673
1,657,806	RBC D, 0.08%, 01/4/21		1,657,800
	Total Short-Term Investments-Repurchase Agreements	0.44%	6,979,765
	(Cost $6,979,765)
	Total Investments	103.00%	1,618,479,778
	(Cost $1,525,413,281)

	Liabilities, Less Other Assets	-3.00%	(47,155,410)
	Net Assets	100.00%	$1,571,324,368

*	All or a portion of this security is on loan.

The market value of all loaned securities, including securities not in the top 50 holdings, is $134,935,806.

$1,202,069 of cash pledged as margin for futures contracts. The Portfolio had the following open futures contracts at December 31, 2020:

OPEN FUTURES CONTRACTS:
Type	Number of Contracts	Notional Amount	Position	Expiration	Unrealized Gains (Losses) at December 31, 2020
U.S. Treasury 5 Year Notes	1,010	$127,196,370	Long	Mar 2021	$229,334
U.S. Treasury Ultra Bonds	171	36,765,513	Short	Mar 2021	246,326
					$475,659

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

OPPORTUNISTIC BOND FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities
	Communications	0.01%
4,768	Parts Id, Inc.		$30,325
	Total Communications		30,325
	Consumer, Cyclical	0.04%
24,500	Arko Corp.		220,500
	Total Consumer, Cyclical		220,500
	Consumer, Non-cyclical	0.04%
1,798	Agiliti, Inc.		15,283
19,971	Alta Equipment Group, Inc.		197,314
	Total Consumer, Non-cyclical		212,597
	Diversified	8.01%
63,868	FTAC Olympus Acquisition Corp.		694,245
55,948	Social Capital Hedosophia Holdings Corp V		737,395
30,696	Social Capital Hedosophia Holdings Corp VI		396,285
25,778	Social Capital Hedosophia Holdings Corp IV		377,132
24,681	Qell Acquisition Corp.		327,023
42,887	Peridot Acquisition Corp.		482,479
59,000	Motive Capital Corp.		621,860
34,476	Malacca Straits Acquisition Co Ltd		354,069
7,356	Marquee Raine Acquisition Corp.		79,665
55,342	Tekkorp Digital Acquisition Corp.		594,927
23,635	Acies Acquisition Corp.		252,895
25,000	Americas Technology Acquisition Corp.		257,000
20,865	Arclight Clean Transition Corp.		248,294
13,484	Bridgetown Holdings Ltd		228,958
19,013	Colonnade Acquisition Corp.		288,047
65,627	Cohn Robbins Holdings Corp.		705,490
60,000	ScION Tech Growth I		620,400
11,817	Eucrates Biomedical Acquisition Corp.		127,505
60,000	CC Neuberger Principal Holdings		597,000
28,000	AJAX I		347,480
34,000	Tortoise Acquisition Corp II		383,520
47,250	10x Capital Venture Acquisition Corp.		503,213
26,449	Allegro Merger Corp.		–
37,549	Amplitude Healthcare Acquisition Corp.		409,284
91,606	Apollo Strategic Growth Capital		1,001,254
67,812	Artius Acquisition, Inc.		762,207
25,000	Bespoke Capital Acquisition Corp., Class A		253,750
71,429	Bowx Acquisition Corp.		764,290
47,350	Capitol Investment Corp. V		487,705
63,900	Capstar Special Purpose Acquisition Corp.		693,315
40,037	Carney Technology Acquisition Corp. II		410,780
51,977	CC Neuberger Prinipcal Holdings		615,927
78,100	CF Acquisition Corp. IV		803,649
48,665	CF Finance Acquisition Corp. II		575,220
75,000	CF Finance Acquisition Corp. III		804,750

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Diversified (continued)
39,934	Chp Merger Corp.		$421,703
62,907	Churchill Capital Corp. II		689,461
175,000	Churchill Capital Corp. IV		1,802,500
169,746	Churchill Capital Corp. V		1,782,333
44,017	Dd3 Acquisition Corp. II		462,179
50,000	Dmy Technology Group, Inc. III		570,000
100,350	Equity Distribution Acquisition Corp.		1,068,728
14,074	Experience Investment Corp.		166,495
30,000	Falcon Capital Acquisition Corp.		320,400
89,463	Far Peak Acquisition Corp.		925,942
29,868	Finserv Acquisition Corp.		433,086
44,116	Fintech Acquisition Corp. IV		526,304
18,500	Fintech Acquisition Corp. V		197,950
36,097	Foley Trasimene Acquisition Corp.		429,554
6,045	Foley Trasimene Acquisition Corp. II		102,765
24,000	Golden Falcon Acquisition Corp.		249,600
32,000	GS Acquisition Holdings Corp. II		364,800
31,735	GX Acquisition Corp.		408,429
33,078	Hudson Executive Investment Corp.		377,089
125,167	Juniper Industrial Holdings, Inc.		1,464,454
65,000	Landcadia Holdings III, Inc.		726,050
24,851	Live Oak Acquisition Corp. II		269,633
25,226	Montes Archimedes Acquisition Corp.		264,873
61,306	North Mountain Merger Corp.		660,266
9,598	Pershing Square Tontine Holdings Ltd., Class A		266,056
11,146	Property Solutions Acquisition Corp.		122,606
43,166	Proptech Investment Corp. II		464,035
65,335	Recharge Acquisition Corp.		698,431
12,124	Replay Acquisition Corp.		136,396
16,330	Revolution Acceleration Acquisition Corp.		169,995
16,698	South Mountain Merger Corp.		306,408
47,250	Spartan Acquisition Corp. II		510,300
43,288	Sports Entertainment Acquisition Corp.		465,346
30,000	Supernova Partners Acquisition Co., Inc.		348,300
87,077	Tailwind Acquisition Corp.		938,690
58,000	Trebia Acquisition Corp.		670,480
47,150	Ts Innovation Acquisitions Corp.		496,961
43,094	Union Acquisition Corp II		472,310
83,013	Yellowstone Acquisition Co.		884,088
51,076	Zanite Acquisition Corp.		537,320
	Total Diversified		38,979,329
	Financials	0.18%
65,650	Multiplan Corp.		556,712
12,804	Periphas Capital Partnering Corp.		334,312
	Total Financials		891,024
	Technology	0.01%

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

OPPORTUNISTIC BOND FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Technology (continued)
6,622	Gty Technology Holdings, Inc.		$34,302
	Total Technology		34,302
	Total Equities	8.29%	40,368,077
	(Cost $36,691,524)
	Asset Backed Securities
2,750,000	AmeriCredit Automobile Receivables Trust, Class A3, Series 2019-2, 2.28%, 01/18/24		2,787,557
1,543,246	Amur Equipment Finance Receivables VII LLC, Class A2, Series 2019-1A, 2.63%, 06/20/24		1,571,375
1,650,000	Avis Budget Rental Car Funding Aesop LLC, Class A, Series 2017-2A, 2.97%, 03/20/24		1,714,495
106,124	Bcc Funding Xiv LLC, Class A2, Series 2018-1A, 2.96%, 06/20/23		106,252
970,790	Business Jet Securities 2020-1 LLC, Class A, Series 2020-1A, 2.98%, 11/15/35		983,881
1,500,000	Carvana Auto Receivables Trust, Class C, Series 2019-3A, 2.71%, 10/15/24		1,543,210
180,441	Chesapeake Funding II LLC, Class A1, Series 2017-2A, 1.99%, 05/15/29		180,599
1,930,000	Cli Funding VI LLC, Class A, Series 2020-1A, 2.08%, 09/18/45		1,950,331
997,017	Corevest American Finance 2020-3 Trust, Class A, Series 2020-3, 1.36%, 08/15/53		1,006,849
600,000	Corevest American Finance 2020-4 Trust, Class A, Series 2020-4, 1.17%, 12/15/52		602,097
1,546,363	Domino's Pizza Master Issuer LLC, Class A2II, Series 2015-1A, 4.47%, 10/25/45		1,634,180
1,361,170	Edvestinu Private Education Loan Issue NO 1 LLC, Class A, Series 2019-A, 3.58%, 11/25/38		1,448,279
1,000,000	Firstkey Homes 2020-Sfr2 Trust, Class A, Series 2020-SFR2, 1.27%, 10/19/37		1,004,281
2,125,000	Ford Credit Auto Owner Trust, Class A, Series 2018-1, 3.19%, 07/15/31		2,335,018
2,260,000	Gm Financial Automobile Leasing Trust, Class C, Series 2020-2, 2.56%, 07/22/24		2,337,022
5,430	Gmacm Home Equity Loan Trust, Class A3, Series 2003-HE1, 0.65%, 04/25/33		5,310
1,500,000	Gte Auto Receivables Trust, Class A3, Series 2019-1, 2.39%, 08/15/24		1,533,978
47,292	Home Equity Loan Trust 2006-Hsa2, Class AI3, Series 2006-HSA2, 5.55%, 03/25/36		16,631
1,650,000	Jersey Mike's Funding, Class A2, Series 2019-1A, 4.43%, 02/15/50		1,762,431

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Asset Backed Securities (continued)
1,460,625	Laurel Road Prime Student Loan Trust 2019-A, Class A2FX, Series 2019-A, 2.73%, 10/25/48		$1,494,698
1,700,658	Massachusetts Educational Financing Authority, Class A, Series 2020-A, 2.30%, 02/25/40		1,751,661
1,509,750	Me Funding LLC 2019-1, Class A2, Series 2019-1, 6.45%, 07/30/49		1,465,001
892,853	Navient Private Education Refi Loan Trust, Class A, Series 2019-GA, 2.40%, 10/15/68		914,249
2,425,000	Navient Private Education Refi Loan Trust, Class A2, Series 2019-FA, 2.60%, 08/15/68		2,504,628
1,200,000	Pfs Financing Corp., Class A, Series 2018-B, 2.89%, 02/15/23		1,202,500
2,000,000	PFS Financing Corp., Class A, Series 2020-A, 1.27%, 06/15/25		2,027,829
1,808,375	Planet Fitness Master Issuer LLC, Class A2I, Series 2018-1A, 4.26%, 09/5/48		1,803,583
1,000,000	Scf Equipment Leasing 2020-1 LLC, Class C, Series 2020-1A, 2.60%, 08/21/28		1,018,198
1,000,000	Servicemaster Funding LLC, Class A2I, Series 2020-1, 2.84%, 01/30/51		1,018,350
1,782,000	Servpro Master Issuer LLC, Class A2, Series 2019-1A, 3.88%, 10/25/49		1,899,149
478,565	Sofi Professional Loan Program 2015-D LLC, Class A2, Series 2015-D, 2.72%, 10/27/36		485,384
1,602,042	Sofi Professional Loan Program LLC, Class A2FX, Series 2017-F, 2.84%, 01/25/41		1,637,508
91,250	Tax Ease Funding 2016-1 LLC, Class A, Series 2016-1A, 3.13%, 06/15/28		91,454
1,500,000	Trafigura Securitisation Finance PLC 2018-1, Class A2, Series 2018-1A, 3.73%, 03/15/22		1,530,636
1,000,000	Tricon American Homes 2020-Sfr1, Class A, Series 2020-SFR1, 1.50%, 07/17/38		1,010,654
2,500,000	World Financial Network Credit Card Master Trust, Class A, Series 2019-B, 2.49%, 04/15/26		2,576,374
	Total Asset Backed Securities	10.06%	48,955,632
	(Cost $48,013,866)
	Collateralized Mortgage Obligations
823,238	Connecticut Avenue Securities Trust, Class 1M2, Series 2018-R07, 2.55%, 04/25/31		822,596
82,400	Fdic Guaranteed Notes Trust 2010-S1, Class 2A, Series 2010-S1, 3.25%, 04/25/38		83,691
160,762	Fdic Guaranteed Notes Trust 2010-S2, Class 2A, Series 2010-S2, 2.57%, 07/29/47		162,161
21,888	Impac Secured Assets Trust 2006-2, Class 2A1, Series 2006-2, 0.50%, 08/25/36		21,938

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

OPPORTUNISTIC BOND FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Collateralized Mortgage Obligations (continued)
119,166	JPMorgan Tax-Emept Pass-Through Trust Series 2012-4, Class A, Series 2012-4, 3.50%, 07/27/38		$119,309
1,175,313	La Hipotecaria El Salvadorian Mortgage Trust 2013-1, Class A, Series 2013-1A, 3.50%, 10/25/41		1,263,461
549,266	La Hipotecaria Panamanian Mortgage Trust 2014-1, Class A1, Series 2014-1A, 3.51%, 11/24/42		590,461
1,107,305	Residential Mortgage Loan Trust, Class A1, Series 2019-3, 2.63%, 09/25/59		1,125,957
748,470	Sequoia Mortgage Trust 2014-4, Class A6, Series 2014-4, 3.50%, 11/25/44		758,296
	Total Collateralized Mortgage Obligations	1.02%	4,947,870
	(Cost $4,786,533)
	Commercial Mortgage Backed Securities
435,000	Barclays, Class A5, Series 2012-C4, 2.85%, 12/10/45		450,904
650,836	Bx Commercial Mortgage Trust 2018-Industries, Class A, Series 2018-IND, 0.91%, 11/15/35		650,633
449,509	Cfcre Commercial Mortgage Trust 2011-C2, Class A4, Series 2011-C2, 3.83%, 12/15/47		453,539
750,000	Citigroup Commercial Mortgage Trust 2014-Gc25, Class A4, Series 2014-GC25, 3.64%, 10/10/47		821,861
600,000	Comm 2020-Cbm Mortgage Trust, Class A2, Series 2020-CBM, 2.90%, 02/10/37		598,337
1,455,000	CSMC Trust, Class AS, Series 2016-NXSR, 4.05%, 12/15/49		1,646,887
1,500,000	Csmc Trust 2017-Moon, Class A, Series 2017-MOON, 3.20%, 07/10/34		1,537,398
1,235,000	Dbcg 2017-Bbg Mortgage Trust, Class A, Series 2017-BBG, 0.86%, 06/15/34		1,233,656
770,000	Fremf 2017-K61 Mortgage Trust, Class C, Series 2017-K61, 3.68%, 12/25/49		809,101
1,750,000	GS Mortgage Securities Corp. II, Class A, Series 2012-BWTR, 2.95%, 11/5/34		1,748,016
1,789,673	GS Mortgage Securities Corp. II, Class A4, Series 2013-GC10, 2.68%, 02/10/46		1,842,580
2,465,000	GS Mortgage Securities Corp. II, Class B, Series 2013-GC10, 3.68%, 02/10/46		2,544,373
870,000	GS Mortgage Securities Trust 2013-Gcj12, Class A3, Series 2013-GC12, 2.86%, 06/10/46		891,824
1,220,302	Hply Trust 2019-Hit, Class B, Series 2019-HIT, 1.51%, 11/15/36		1,197,358
2,089,000	JPMBB Commercial Mortgage Securities Trust, Class AS, Series 2014-C26, 3.80%, 01/15/48		2,275,613

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Commercial Mortgage Backed Securities (continued)
121,400	Jpmdb Commercial Mortgage Securities Trust 2017-C7, Class A1, Series 2017-C7, 2.08%, 10/15/50		$121,576
3,900,000	JPMorgan Chase Commercial Mortgage Securities Trust, Class B, Series 2013-C10, 3.67%, 12/15/47		4,034,425
1,030,384	JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6, Class A3, Series 2012-C6, 3.51%, 05/15/45		1,061,931
1,700,000	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9, Class B, Series 2013-C9, 3.71%, 05/15/46		1,752,749
1,100,000	Morgan Stanley Capital I Trust 2014-Mp, Class B, Series 2014-MP, 3.69%, 08/11/33		1,111,776
1,200,000	Morgan Stanley Capital I Trust 2017-Cls, Class A, Series 2017-CLS, 0.86%, 11/15/34		1,199,277
640,000	Morgan Stanley Capital I Trust 2017-Cls, Class B, Series 2017-CLS, 1.01%, 11/15/34		639,399
2,372,000	One Market Plaza Trust, Class A, Series 2017-1MKT, 3.61%, 02/10/32		2,458,164
2,530,000	UBS Commercial Mortgage Trust, Class C, Series 2012-C1, 5.57%, 05/10/45		2,478,712
263,858	Wells Fargo Commercial Mortgage Trust, Class A1, Series 2017-C40, 2.11%, 10/15/50		265,631
1,500,000	Wells Fargo Commercial Mortgage Trust 2016-Lc24, Class A4, Series 2016-LC24, 2.94%, 10/15/49		1,645,951
1,500,000	Wells Fargo Commercial Mortgage Trust 2017-C40, Class A4, Series 2017-C40, 3.58%, 10/15/50		1,709,874
1,000,000	Wfrbs Commercial Mortgage Trust, Class B, Series 2013-C15, 4.49%, 08/15/46		963,899
2,139,127	WFRBS Commercial Mortgage Trust, Class AFL, Series 2012-C7, 1.35%, 06/15/45		2,131,205
2,093,258	WFRBS Commercial Mortgage Trust, Class B, Series 2014-C19, 4.72%, 03/15/47		2,272,902
1,000,000	Wfrbs Commercial Mortgage Trust 2013-C15, Class A4, Series 2013-C15, 4.15%, 08/15/46		1,079,604
	Total Commercial Mortgage Backed Securities	8.96%	43,629,155
	(Cost $42,951,506)
	Corporate Obligations
	Basic Materials	2.21%
1,275,000	Air Liquide Finance SA, 2.50%, 09/27/26		1,389,075
1,050,000	Anglo American Capital PLC, 5.63%, 04/1/30		1,334,162
600,000	Dow Chemical Co. (The), 7.38%, 03/1/23		673,862
1,000,000	Ei DU Pont de Nemours And Co., 1.70%, 07/15/25		1,042,107
2,460,000	Freeport-McMoRan, Inc., 5.45%, 03/15/43		3,062,700
1,500,000	Nutrition & Biosciences, Inc., 1.83%, 10/15/27		1,545,997

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

OPPORTUNISTIC BOND FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Corporate Obligations (continued)
	Basic Materials (continued)
500,000	Steel Dynamics, Inc., 1.65%, 10/15/27		$515,315
1,122,000	Steel Dynamics, Inc., 3.25%, 10/15/50		1,171,844
	Total Basic Materials		10,735,062
	Communications	3.66%
2,000,000	AT&T, Inc., 11/27/22		1,983,151
1,500,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 02/1/28		1,586,250
750,000	Centurylink, Inc., 5.13%, 12/15/26		791,970
1,060,000	Commscope, Inc., 6.00%, 03/1/26		1,116,816
2,450,000	Crown Castle Towers LLC, 3.66%, 05/15/25		2,638,877
1,500,000	Nexstar Broadcasting, Inc., 5.63%, 07/15/27		1,606,875
726,750	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.36%, 09/20/21		733,581
1,465,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 5.15%, 03/20/28		1,695,738
1,070,000	Tencent Holdings Ltd., 3.24%, 06/3/50		1,105,847
1,500,000	Time Warner Entertainment Co. LP, 8.38%, 03/15/23		1,753,311
1,500,000	T-Mobile USA, Inc., 3.75%, 04/15/27		1,708,200
290,000	Walt Disney Co. (The), 4.63%, 03/23/40		387,271
510,000	Walt Disney Co. (The), 4.70%, 03/23/50		720,354
	Total Communications		17,828,241
	Consumer, Cyclical	6.42%
700,000	Alimentation Couche-Tard, Inc., 2.70%, 07/26/22		723,509
1,140,000	Daimler Finance North America LLC, 3.30%, 05/19/25		1,258,780
541,000	Delta Air Lines, Inc., 7.00%, 05/1/25		624,613
1,185,000	Delta Air Lines, Inc. / Skymiles Ip Ltd., 4.75%, 10/20/28		1,293,442
1,000,000	Dr Horton, Inc., 1.40%, 10/15/27		1,003,115
963,674	Ethiopian Leasing 2012 LLC, 2.57%, 08/14/26		1,013,791
1,250,000	Ford Motor Co., 9.00%, 04/22/25		1,532,512
1,765,000	General Motors Financial Co., Inc., 1.29%, 11/17/23		1,768,527
1,577,000	General Motors Financial Co., Inc., 4.30%, 07/13/25		1,768,024
1,080,000	General Motors Financial Co., Inc., 5.10%, 01/17/24		1,208,572
1,330,000	Hasbro, Inc., 3.50%, 09/15/27		1,449,235
1,500,000	Hilton Domestic Operating Co., Inc., 3.75%, 05/1/29		1,564,035
1,500,000	Lennar Corp., 5.25%, 06/1/26		1,777,500
2,370,000	Marriott International, Inc./Md, Series GG, 3.50%, 10/15/32		2,591,795
1,500,000	Marriott International, Inc./Md, Series R, 3.13%, 06/15/26		1,600,437

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Corporate Obligations (continued)
	Consumer, Cyclical (continued)
1,500,000	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27		$1,612,500
1,215,000	Petsmart, Inc., 5.88%, 06/1/25		1,248,413
1,500,000	Southwest Airlines Co., 4.75%, 05/4/23		1,630,326
1,105,000	Southwest Airlines Co., 5.13%, 06/15/27		1,314,524
1,180,000	Walgreens Boots Alliance, Inc., 4.10%, 04/15/50		1,249,008
1,045,000	Walgreens Boots Alliance, Inc., 4.65%, 06/1/46		1,164,977
1,800,000	Williams Scotsman International, Inc., 4.63%, 08/15/28		1,863,000
	Total Consumer, Cyclical		31,260,635
	Consumer, Non-cyclical	5.06%
1,600,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.88%, 02/15/28		1,741,104
460,000	Anheuser-Busch InBev Worldwide, Inc., 5.45%, 01/23/39		624,930
685,000	Block Financial LLC, 3.88%, 08/15/30*		739,992
1,000,000	Bunge Ltd. Finance Corp., 1.63%, 08/17/25		1,033,514
1,000,000	ConAgra Brands, Inc., 4.30%, 05/1/24		1,119,142
1,619,007	CVS Pass-Through Trust, 6.04%, 12/10/28		1,880,927
1,000,000	Darling Ingredients, Inc., 5.25%, 04/15/27		1,063,300
315,000	Elanco Animal Health, Inc., 5.90%, 08/28/28		371,700
1,500,000	Global Payments, Inc., 2.65%, 02/15/25		1,606,326
1,250,000	Howard University, Series 2020, 2.42%, 10/1/24		1,296,019
1,500,000	IHS Markit Ltd., 5.00%, 11/1/22		1,603,890
1,500,000	Kraft Heinz Foods Co., 3.00%, 06/1/26		1,566,408
982,000	Lamb Weston Holdings, Inc., 4.88%, 11/1/26		1,026,485
1,750,000	Peacehealth Obligated Group, Series 2020, 1.38%, 11/15/25		1,786,184
1,000,000	Pilgrim's Pride Corp., 5.75%, 03/15/25		1,026,600
2,000,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 3.38%, 08/31/27		1,985,000
1,500,000	Royalty Pharma PLC, 1.75%, 09/2/27		1,543,449
1,000,000	Stryker Corp., 1.15%, 06/15/25		1,020,334
500,000	United Rentals North America, Inc., 3.88%, 02/15/31		524,525
1,000,000	United Rentals North America, Inc., 4.88%, 01/15/28		1,065,000
	Total Consumer, Non-cyclical		24,624,829
	Energy	4.12%
1,610,000	Apache Corp., 4.25%, 01/15/44		1,588,474
140,000	Cheniere Energy, Inc., 4.63%, 10/15/28		147,000
1,000,000	Concho Resources, Inc., 4.88%, 10/1/47		1,352,234
80,000	Devon Energy Corp., 4.75%, 05/15/42		90,309
90,000	Devon Energy Corp., 5.00%, 06/15/45		106,009
235,000	Devon Energy Corp., 5.60%, 07/15/41		287,400
525,000	Exxon Mobil Corp., 3.45%, 04/15/51		600,016

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

OPPORTUNISTIC BOND FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Corporate Obligations (continued)
	Energy (continued)
2,120,000	Hess Corp., 5.60%, 02/15/41		$2,587,158
2,215,000	Marathon Oil Corp., 6.60%, 10/1/37		2,737,915
1,645,000	Occidental Petroleum Corp., 3.50%, 08/15/29		1,505,455
1,725,000	Occidental Petroleum Corp., 4.20%, 03/15/48		1,405,875
1,775,000	Petrobras Global Finance BV, 6.90%, 03/19/49		2,249,812
2,770,000	Petroleos Mexicanos, 6.84%, 01/23/30		2,899,580
670,000	Saudi Arabian Oil Co., 3.25%, 11/24/50		679,425
1,000,000	Sunoco LP / Sunoco Finance Corp., 4.50%, 05/15/29		1,040,000
715,000	Total Capital International SA, 3.13%, 05/29/50		774,887
	Total Energy		20,051,549
	Financials	18.05%
2,000,000	Aercap Ireland Capital Dac / Aercap Global Aviation Trust, 3.15%, 02/15/24		2,096,527
397,295	Ahold Lease Series 2001-A-2 Pass-Through Trust, Series A-2, 8.62%, 01/2/25		454,347
1,000,000	American International Group, Inc., 2.50%, 06/30/25		1,074,997
2,125,000	American Tower Trust #1, 3.65%, 03/23/28		2,335,924
1,500,000	Athene Global Funding, 2.45%, 08/20/27		1,555,329
1,750,000	Bank of America Corp., 3.56%, 04/23/27		1,975,941
2,235,000	Bank of Montreal, 0.77%, 03/10/23		2,254,199
2,500,000	Bank of New Zealand, 2.00%, 02/21/25		2,633,561
2,530,000	Bank of Nova Scotia (The), 0.65%, 09/15/23		2,545,305
2,000,000	Banque Federative DU Credit Mutuel SA, 3.75%, 07/20/23		2,161,438
1,000,000	Barclays PLC, 7.88%, 12/15/65*		1,047,500
1,750,000	BGC Partners, Inc., 4.38%, 12/15/25		1,851,094
1,805,000	Canadian Imperial Bank of Commerce, 0.90%, 03/17/23		1,822,056
1,140,000	Cantor Fitzgerald LP, 4.88%, 05/1/24		1,269,132
1,050,000	Cantor Fitzgerald LP, 6.50%, 06/17/22		1,134,507
1,290,568	Ces Mu2 LLC, 2.17%, 12/16/26		1,347,909
1,000,000	Citigroup, Inc., 3.11%, 04/8/26		1,092,562
2,250,000	Citigroup, Inc., 4.05%, 07/30/22		2,379,362
1,500,000	Cooperatieve Rabobank Ua, 3.95%, 11/9/22		1,592,461
1,000,000	Credit Agricole SA/London, 3.38%, 01/10/22		1,030,423
1,425,000	Depository Trust & Clearing Corp. (The), Series C, 3.38%, 12/15/69		1,368,000
1,862,437	Dy9 Leasing LLC, 2.37%, 03/19/27		1,968,432
1,000,000	Equitable Financial Life Global Funding, 1.40%, 07/7/25		1,027,090
1,500,000	Federation DES Caisses Desjardins DU Quebec, 2.05%, 02/10/25		1,576,912
1,705,000	Five Corners Funding Trust, 4.42%, 11/15/23		1,891,228

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Corporate Obligations (continued)
	Financials (continued)
1,000,000	Fort Benning Family Communities LLC, 0.51%, 01/15/36		$785,345
1,750,000	Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		2,006,903
997,887	Golondrina Leasing LLC, 1.82%, 05/3/25		1,027,075
1,000,000	Guardian Life Global Funding, 1.40%, 07/6/27		1,012,551
1,750,000	HSBC Holdings PLC, 4.29%, 09/12/26		1,994,440
140,000	Intercontinental Exchange, Inc., 3.00%, 06/15/50		148,271
1,500,000	John Hancock Life Insurance Co., 7.38%, 02/15/24		1,768,276
2,000,000	JPMorgan Chase & Co., 3.88%, 09/10/24		2,239,628
2,245,000	JPMorgan Chase & Co., 4.49%, 03/24/31		2,761,637
2,179,000	Macquarie Group Ltd., 6.25%, 01/14/21		2,182,145
1,000,000	Manufacturers & Traders Trust Co., 0.87%, 12/1/21		1,000,282
1,235,000	Metropolitan Life Global Funding I, 0.66%, 01/13/23		1,241,303
1,250,000	Mitsubishi UFJ Financial Group, Inc., 2.19%, 02/25/25		1,320,494
1,750,000	Morgan Stanley, 5.00%, 11/24/25		2,091,826
1,500,000	National Securities Clearing Corp., 1.50%, 04/23/25		1,552,735
445,000	Nationwide Financial Services, Inc., 5.38%, 03/25/21		449,835
1,500,000	Natwest Group PLC, 6.00%, 12/19/23		1,714,296
1,185,000	Owl Rock Capital Corp., 4.00%, 03/30/25		1,237,323
1,140,000	Owl Rock Capital Corp., 5.25%, 04/15/24		1,233,786
1,000,000	Pacific Life Global Funding II, 1.20%, 06/24/25		1,013,675
1,094,234	Pershing Road Development Co. LLC, 0.63%, 09/1/26		1,045,061
1,425,000	Protective Life Global Funding, 1.17%, 07/15/25		1,448,882
1,000,000	Reliance Standard Life Global Funding II, 2.50%, 10/30/24		1,037,194
2,250,000	SBA Tower Trust, 2.84%, 01/15/25		2,395,460
1,250,000	SBA Tower Trust, 3.17%, 04/11/22		1,260,069
1,500,000	Societe Generale SA, 5.00%, 01/17/24		1,655,736
1,500,000	Standard Chartered PLC, 2.74%, 09/10/22		1,521,305
1,000,000	Standard Chartered PLC, 6.00%, 01/26/69*		1,068,750
1,725,000	Swiss RE Treasury US Corp., 2.88%, 12/6/22		1,773,380
800,989	Tagua Leasing LLC, 1.90%, 07/12/24		819,395
515,000	Teachers Insurance & Annuity Association of America, 3.30%, 05/15/50		561,208
1,000,000	UBS Group AG, 1.01%, 07/30/24		1,009,669
459,375	Ulani Msn 35940 LLC, 2.23%, 05/16/25		475,853
1,416,589	Zarapito Leasing LLC, 2.70%, 08/20/26		1,501,378
	Total Financials		87,841,402
	Industrials	4.38%
1,500,000	Berry Global, Inc., 4.88%, 07/15/26		1,611,285
1,000,000	Carlisle Cos., Inc., 3.75%, 11/15/22		1,048,430
1,500,000	Carrier Global Corp., 2.49%, 02/15/27		1,618,558
1,485,000	Clean Harbors, Inc., 4.88%, 07/15/27		1,549,315

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

OPPORTUNISTIC BOND FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Corporate Obligations (continued)
	Industrials (continued)
1,435,000	Cnh Industrial Capital LLC, 1.95%, 07/2/23		$1,477,255
1,000,000	Itron, Inc., 5.00%, 01/15/26		1,021,250
435,000	Kansas City Southern, 3.85%, 11/15/23		458,550
1,500,000	Lennox International, Inc., 3.00%, 11/15/23		1,581,000
1,500,000	Nvent Finance Sarl, 3.95%, 04/15/23		1,579,533
1,475,000	Sensata Technologies, Inc., 3.75%, 02/15/31		1,528,955
700,000	Ttx Co., 3.60%, 01/15/25		779,290
622,611	Union Pacific Railroad Co. 2005 Pass-Through Trust, Series 05-1, 5.08%, 01/2/29		686,303
544,984	Union Pacific Railroad Co. 2006 Pass-Through Trust, Series 06-1, 5.87%, 07/2/30		642,989
875,000	Valmont Industries, Inc., 5.00%, 10/1/44		1,013,236
1,209,000	Vessel Management Services, Inc., 5.13%, 04/16/35		1,453,253
1,215,000	Vulcan Materials Co., 4.50%, 04/1/25		1,389,801
575,000	Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25		620,344
1,175,000	Westrock Rkt LLC, 4.00%, 03/1/23		1,248,140
	Total Industrials		21,307,487
	Technology	2.43%
1,990,000	Dell International LLC / EMC Corp., 6.02%, 06/15/26		2,427,691
2,000,000	Fiserv, Inc., 2.75%, 07/1/24		2,147,585
1,500,000	Hewlett Packard Enterprise Co., 1.75%, 04/1/26		1,553,505
785,000	Hewlett Packard Enterprise Co., 6.20%, 10/15/35		1,012,907
1,000,000	Infor, Inc., 1.75%, 07/15/25		1,038,740
1,070,000	Oracle Corp., 3.60%, 04/1/50		1,246,640
665,000	Oracle Corp., 3.85%, 04/1/60		817,760
1,400,000	Vmware, Inc., 4.50%, 05/15/25		1,602,266
	Total Technology		11,847,094
	Utilities	0.89%
600,000	AES Corp. (The), 3.30%, 07/15/25		654,000
920,000	AES Panama Generation Holdings Srl, 4.38%, 05/31/30		995,348
1,000,000	American Water Capital Corp., 2.95%, 09/1/27		1,105,646
1,500,000	Vistra Operations Co. LLC, 5.50%, 09/1/26		1,563,300
	Total Utilities		4,318,294
	Total Corporate Obligations	47.22%	229,814,593
	(Cost $217,981,029)
	Municipals
1,000,000	Antonio B Won Pat International Airport Authority, 3.13%, 10/1/24		$998,590
1,000,000	City of Cleveland Oh Airport System Revenue, 2.31%, 01/1/24		1,028,070

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Municipals (continued)
1,400,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs BD, 2.65%, 07/1/46		$1,400,588
1,250,000	New Jersey Transportation Trust Fund Authority, 2.55%, 06/15/23		1,298,187
825,000	New York Transportation Development Corp., 1.61%, 12/1/22		826,741
1,275,000	School District of Philadelphia (The), 3.74%, 09/1/23		1,333,688
1,300,000	State Board of Administration Finance Corp., 1.26%, 07/1/25		1,329,783
1,250,000	Sumter Landing Community Development District, 3.28%, 10/1/26		1,342,988
500,000	Tarrant County Cultural Education Facilities Finance Corp., 1.36%, 09/1/24		502,860
	Total Municipals	2.07%	10,061,495
	(Cost $9,884,274)
	Sovereign
1,900,000	U.S. Department of Transportation, 6.00%, 12/7/31		$1,997,679
	Total Sovereign	0.41%	1,997,679
	(Cost $2,156,696)
	U.S. Agency Obligations
1,656,479	Federal Home Loan Mortgage Corporation, 3.00%, 12/1/35		$1,756,061
59,767	Federal Home Loan Mortgage Corporation, 4.50%, 04/1/25		63,108
9,397	Federal Home Loan Mortgage Corporation, 6.00%, 03/1/23		9,630
155,050	Federal Home Loan Mortgage Corporation, Class AB, Series 2014-4302, 1.75%, 11/15/29		156,712
224,330	Federal Home Loan Mortgage Corporation, Class CD, Series 2016-4578, 3.50%, 06/15/50		233,934
229,484	Federal Home Loan Mortgage Corporation, Class EG, Series 2018-4784, 3.50%, 06/15/44		231,695
859,244	Federal Home Loan Mortgage Corporation, Class HG, Series 2019-4911, 2.25%, 04/15/49		881,141
19	Federal Home Loan Mortgage Corporation, Class LA, Series 2009-3609, 4.00%, 12/15/24		19
2,844,697	Federal National Mortgage Association, 2.77%, 06/1/23		2,968,419
89,992	Federal National Mortgage Association, 4.00%, 03/1/31		96,954
728,021	Federal National Mortgage Association, 4.00%, 02/1/45		797,412
132,907	Federal National Mortgage Association, 4.50%, 05/1/31		146,902

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

OPPORTUNISTIC BOND FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	U.S. Agency Obligations (continued)
111	Federal National Mortgage Association, 5.00%, 02/1/23		$117
287,669	Federal National Mortgage Association, Class BD, Series 2014-92, 2.50%, 02/25/44		295,018
467,775	Government National Mortgage Association, 2.14%, 08/15/23		474,683
263,957	Government National Mortgage Association, Class A, Series 2012-27, 1.61%, 07/16/39		266,728
56,802	Government National Mortgage Association, Class A, Series 2013-101, 0.51%, 05/16/35		56,766
1,296,205	Government National Mortgage Association, Class AB, Series 2017-51, 2.35%, 04/16/57		1,330,128
361,134	Government National Mortgage Association, Class AC, Series 2014-40, 2.40%, 11/16/41		365,304
753,278	Government National Mortgage Association, Class AM, Series 2014-17, 2.68%, 06/16/48		790,329
236,867	Government National Mortgage Association, Class EC, Series 2014-4, 2.00%, 03/16/26		242,089
702,755	Government National Mortgage Association, Class PA, Series 2015-59, 2.75%, 06/16/56		740,100
735,451	Government National Mortgage Association, Class WA, Series 2017-153, 4.71%, 06/20/36		816,412
1,293,996	SBA Small Business Investment Cos., Class 1, Series 2018-10A, 3.19%, 03/10/28		1,381,430
158,281	Small Business Administration Pools, 0.63%, 05/25/31		158,128
120,182	Small Business Administration Pools, 0.75%, 04/25/28		119,960
643,129	Small Business Administration Pools, 0.88%, 04/25/29		643,186
744,815	U.S. Small Business Administration, Class 1, Series 2004-20C, 4.34%, 03/1/24		771,444
921,784	U.S. Small Business Administration, Class 1, Series 2011-20D, 4.05%, 04/1/31		1,002,326
461,334	U.S. Small Business Administration, Class 1, Series 2013-20D, 2.08%, 04/1/33		475,293
959,499	U.S. Small Business Administration, Class 1, Series 2016-20H, 2.04%, 08/1/36		1,007,004
	Total U.S. Agency Obligations	3.75%	18,278,432
	(Cost $17,630,599)
	U.S. Government Obligations
10,280,000	U.S. Treasury Floating Rate Note, 0.145%, 07/31/22		$10,279,593
4,825,000	U.S. Treasury Floating Rate Note, 0.145%, 10/31/22		4,824,099
20,205,000	U.S. Treasury Floating Rate Note, 0.209%, 04/30/22		20,220,973
6,500,000	U.S. Treasury Note, 0.25%, 04/15/23		6,515,996
600,000	U.S. Treasury Note, 1.125%, 02/28/25*		621,164
3,750,000	U.S. Treasury Note, 1.375%, 08/31/26		3,944,531

Shares or Principal Amount		Percent of Net Assets	Fair Value
	U.S. Government Obligations (continued)
3,410,000	U.S. Treasury Note, 1.5%, 08/15/26		$3,610,737
6,000,000	U.S. Treasury Note, 1.75%, 12/31/24		6,356,016
2,000,000	U.S. Treasury Note, 2%, 08/15/25		2,154,219
6,000,000	U.S. Treasury Note, 2.375%, 08/15/24		6,466,641
2,940,000	U.S. Treasury Note, 2.5%, 01/31/25		3,206,552
	Total U.S. Government Obligations	14.01%	68,200,521
	(Cost $66,875,963)
	Rights
39,120	Media General CVR		$–
	Total Rights	0.00%	–
	(Cost $–)
	Warrants	0.00%
14,811	Alussa Energy Acquisition Corp.		$18,217
15,286	Colonnade Acquisition Corp.		54,724
41,460	Galileo Acquisition Corp.		34,826
70,245	Global Blue Group Holding AG		115,202
16,263	Advantage Solutions, Inc.		46,349
20,000	Agiliti, Inc.		18,000
34,478	Arko Corp.		46,890
12,500	Bespoke Capital Acquisition Corp.		150
23,061	Brooge Holdings Ltd.		13,837
12,914	Crescent Acquisition Corp.		18,984
33,887	Gcm Grosvenor, Inc.		59,302
42,320	Gty Technology Holdings, Inc.		14,812
34,167	Kldiscovery, Inc.		9,567
10,000	Merida Merger Corp. I		10,000
3,750	Multiplan Corp.		5,625
	Total Warrants	0.10%	466,485
	(Cost $314,677)
	Preferred Securities
	Consumer, Non-cyclical	0.06%
	Total Consumer, Non-cyclical		$312,500
	Total Preferred Securities	0.06%	312,500
	(Cost $312,500)
	Short-Term Investments
$5,757,233	Dreyfus Government Cash Management		$5,757,233
	Total Short-Term Investments	1.18%	5,757,233
	(Cost $5,757,233)
	Short-Term Investments-Repurchase Agreements
	Invested Cash Collateral for Securities Loaned
438,781	DEUTSCHE D, 0.06%, 01/4/21		$438,920
1,000,000	RBC D, 0.08%, 01/4/21		1,000,139

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

OPPORTUNISTIC BOND FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Short-Term Investments-Repurchase Agreements (continued)
	Invested Cash Collateral for Securities Loaned (continued)
	Total Short-Term Investments-Repurchase Agreements	0.30%	1,439,059
	(Cost $1,439,059)
	Total Investments	97.43%	474,228,731
	(Cost $454,795,459)
	Equity Securities-Short Sales
(1,300)	SPDR S&P 500 ETF Trust		$(486,044)
	Total Equity Securities-Short Sales	-0.10%	(486,044)
	(Cost $(388,042))
	Other Assets, Less Liabilities	2.67%	12,992,806
	Net Assets	100.00%	$486,735,493

*	All or a portion of this security is on loan.

The market value of all loaned securities, including securities not in the top 50 holdings, is $2,017,613.

$1,054,788 of cash pledged as margin for futures contracts. The Portfolio had the following open futures contracts at December 31, 2020:

OPEN FUTURES CONTRACTS:
Type	Number of Contracts	Notional Amount	Position	Expiration	Unrealized Gains (Losses) at December 31, 2020
U.S. Treasury 10 Year Notes	141	$19,462,258	Short	Mar 2021	$(6,757)
U.S. Treasury 5 Year Notes	322	40,551,714	Long	Mar 2021	73,114
U.S. Treasury Ultra Bonds	102	21,930,306	Short	Mar 2021	146,931
					$213,288

The Portfolio had the following open written options at December 31, 2020:

OPEN WRITTEN OPTIONS:
Description	Expiration Date	Exercise Price	Shares	Notional Value	Premiums (Received)	Fair Value	Unrealized Appreciation
Multiplan Corp., Calls	Jan 2021	10.00	(33,600)	$336,000	$(21,504)	$(3,024)	$18,480

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

OPPORTUNISTIC BOND FUND

December 31, 2020

The portfolio had the following open swap contracts at December 31, 2020:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES—SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at December 31, 2020[3]	Periodic Payments Made by the Fund[4]	Market Value	Upfront Premiums	Unrealized Appreciation (Depreciation)
Barclays Bank PLC (Goodyear Tire & Rubber Co. (The), 5.00%, due 6/20/2022)	$2,090,000	6/20/2022	5.00%	1.00% Quarterly	$122,448	$117,018	$5,430

[1]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
[2]	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
[3]	Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
[4]	Percentage shown is an annual percentage rate.

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

VALUE EQUITY FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities
	Basic Materials	2.72%
12,848	Cabot Corp.		$576,618
21,000	Celanese Corp., Class A		2,728,740
3,725	Chemours Co. (The)		92,343
1,313	Eastman Chemical Co.		131,668
3,508	Huntsman Corp.		88,191
19,570	Lyondellbasell Industries NV, Class A		1,793,786
325	Newmarket Corp.		129,444
12,317	Reliance Steel & Aluminum Co.		1,474,961
449	Sherwin-Williams Co. (The)		329,975
61,774	Steel Dynamics, Inc.		2,277,607
6,456	Valvoline, Inc.		149,392
	Total Basic Materials		9,772,725
	Communications	14.40%
3,027	Alphabet, Inc., Class A		5,305,241
3,700	Alphabet, Inc., Class C		6,481,956
348	Amazon.com, Inc.		1,133,412
1,800	Booking Holdings, Inc.		4,009,086
8,500	Charter Communications, Inc., Class A		5,623,175
61,500	Cisco Systems, Inc.		2,752,125
135,000	Comcast Corp., Class A		7,074,000
57,500	Dish Network Corp., Class A*		1,859,550
43,158	eBay, Inc.		2,168,690
14,783	Facebook, Inc., Class A		4,038,124
66,500	Fox Corp., Class A		1,936,480
11,600	Fox Corp., Class B		335,008
82,000	Juniper Networks, Inc.		1,845,820
27,800	News Corp., Class A		499,566
18,058	Nortonlifelock, Inc.		375,245
29,449	Telephone & Data Systems, Inc.		546,868
9,000	T-Mobile US, Inc.		1,213,650
78,843	Verizon Communications, Inc.		4,632,026
	Total Communications		51,830,022
	Consumer, Cyclical	6.16%
47,671	Allison Transmission Holdings, Inc.		2,056,050
8,459	Autonation, Inc.		590,354
17,231	Best Buy Co., Inc.		1,719,481
12,201	Brunswick Corp./de		930,204
4,049	Costco Wholesale Corp.		1,525,582
10,483	Cummins, Inc.		2,380,689
2,078	Dick's Sporting Goods, Inc.		116,804
4,716	Foot Locker Inc		190,715
37,190	Gap, Inc. (The)		750,866
3,167	General Motors Co.		131,874
12,929	Home Depot, Inc. (The)		3,434,201
866	Lear Corp.		137,720
5,488	LKQ Corp.		193,397
7,552	Lowe's Cos., Inc.		1,212,172
17,963	Nu Skin Enterprises, Inc., Class A		981,319
10,346	PACCAR, Inc.		892,653
4,111	Polaris Industries Inc		391,696
26,529	Pultegroup, Inc.		1,143,930

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Consumer, Cyclical (continued)
158,276	Qurate Retail, Inc., Series A		$1,736,288
10	Unifirst Corp./Ma		2,117
10,617	Walmart, Inc.		1,530,441
1,248	Yum! Brands, Inc.		135,483
	Total Consumer, Cyclical		22,184,036
	Consumer, Non-cyclical	15.19%
16,766	Alexion Pharmaceuticals, Inc.		2,619,520
14,500	Alnylam Pharmaceuticals, Inc.		1,884,565
3,071	AmerisourceBergen Corp., Class A		300,221
13,000	BioMarin Pharmaceutical, Inc.		1,139,970
120	BIO-RAD Laboratories, Inc., Class A		69,953
10,084	Boston Scientific Corp.		362,520
8,841	Bruker Corp.		478,563
21,961	Cardinal Health, Inc.		1,176,231
37,922	Cigna Corp.		7,894,602
11,513	Coca-Cola Co. (The)		631,373
79,671	CVS Health Corp.		5,441,529
19,212	Darling Ingredients, Inc.		1,108,148
6,239	Davita, Inc.		732,459
1,817	Edwards Lifesciences Corp.		165,765
33,236	Flowers Foods, Inc.		752,131
1,728	Globus Medical, Inc., Class A		112,700
911	Graham Holdings Co., Class B		485,909
24,163	Halozyme Therapeutics, Inc.		1,032,002
8,486	Henry Schein, Inc.		567,374
14,107	Herbalife Nutrition Ltd.		677,841
5,455	Horizon Therapeutics PLC		399,033
11,000	Incyte Corp.		956,780
2,889	Ingredion, Inc.		227,278
10,595	Ionis Pharmaceuticals, Inc.		599,041
3,833	Jazz Pharmaceuticals PLC		632,637
22,178	Kroger Co. (The)		704,373
2,076	Laboratory Corp. of America Holdings		422,570
17,442	Manpowergroup, Inc.		1,572,919
12,665	McKesson Corp.		2,202,697
47,078	Medtronic PLC		5,514,717
51,317	Molson Coors Beverage Co., Class B*		2,319,015
13,201	Monster Beverage Corp.		1,220,828
13,398	PepsiCo, Inc.		1,986,923
3,549	Pra Health Sciences, Inc.		445,186
3,427	Quanta Services, Inc.		246,812
4,051	Quest Diagnostics, Inc.		482,758
13,472	Robert Half International, Inc.		841,731
1,117	Spectrum Brands Holdings, Inc.		88,221
1,061	Syneos Health, Inc., Class A		72,286
19,140	Tyson Foods, Inc., Class A		1,233,382
10,558	United Therapeutics Corp.		1,602,599
3,649	Vertex Pharmaceuticals, Inc.		862,405
644	West Pharmaceutical Services, Inc.		182,452
13,446	Zoetis, Inc., Class A		2,225,313
	Total Consumer, Non-cyclical		54,675,332

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

VALUE EQUITY FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Energy	5.78%
79,500	Apache Corp.		$1,128,105
21,135	Cabot Oil & Gas Corp.		344,078
6,880	Cimarex Energy Co.		258,069
31,000	Concho Resources, Inc.		1,808,850
8,747	ConocoPhillips		349,793
34,720	EOG Resources, Inc.		1,731,486
95,020	Exxon Mobil Corp.		3,916,724
110,000	Halliburton Co.		2,079,000
35,600	Hess Corp.		1,879,324
50,600	National Oilwell Varco, Inc.		694,738
151,000	Occidental Petroleum Corp.		2,613,810
2,507	Pioneer Natural Resources Co.		285,522
102,500	Schlumberger NV		2,237,575
74,000	Williams Cos., Inc. (The)		1,483,700
	Total Energy		20,810,774
	Financials	25.95%
207,529	Aegon NV, Class G		819,740
7,022	Allstate Corp. (The)		771,929
64,792	Ally Financial, Inc.		2,310,483
25,000	American Express Co.		3,022,750
698	Ameriprise Financial, Inc.		135,642
190,000	Bank of America Corp.		5,758,900
146,432	Bank of New York Mellon Corp. (The)		6,214,574
14,078	Berkshire Hathaway, Inc., Class B		3,264,266
15,418	Brighthouse Financial, Inc.		558,209
26,173	Brixmor Property Group, Inc.		433,163
73,900	Capital One Financial Corp.		7,305,015
2,704	CBRE Group, Inc., Class A		169,595
150,000	Charles Schwab Corp. (The)		7,956,000
61,120	Citigroup, Inc.		3,768,659
36,020	Citizens Financial Group, Inc.		1,288,075
26,593	Corporate Office Properties Trust		693,545
38,118	Duke Realty Corp.		1,523,576
5,911	Essent Group Ltd		255,355
7,372	First American Financial Corp.		380,616
4,293	First Industrial Realty Trust, Inc.		180,864
25,551	Gaming And Leisure Properties, Inc.		1,083,362
27,150	Goldman Sachs Group, Inc. (The)		7,159,727
3,169	Hanover Insurance Group, Inc. (The)		370,520
17,428	Hartford Financial Services Group, Inc. (The)		853,623
5,386	Highwoods Properties, Inc.		213,447
22,992	Invitation Homes, Inc.		682,862
79,404	Jefferies Financial Group, Inc.		1,953,338
32,822	JPMorgan Chase & Co.		4,170,692
4,300	Lincoln National Corp.		216,333
19,729	Medical Properties Trust, Inc.		429,895
104,000	MetLife, Inc.		4,882,800
19,151	MGIC Investment Corp.		240,345
49,558	Morgan Stanley		3,396,210
66,892	Navient Corp.		656,879

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Financials (continued)
20,172	Onemain Holdings, Inc., Class A		$971,484
6,662	Pennymac Financial Services, Inc.		437,160
23,081	Popular, Inc.		1,299,922
20,112	Radian Group, Inc.		407,268
29,397	SLM Corp.		364,229
55,524	State Street Corp.		4,041,037
5,253	Stifel Financial Corp.		265,066
76,470	Synchrony Financial		2,654,274
48,000	Truist Financial Corp.		2,300,640
2,901	Vereit, Inc.		109,629
226,275	Wells Fargo & Co.		6,828,980
26,013	Western Union Co. (The)		570,725
	Total Financials		93,371,403
	Industrials	11.61%
10,029			233,575
16,479			869,102
4,622	Acuity Brands, Inc.		559,678
11,529	AGCO Corp.		1,188,525
5,386	AO Smith Corp.		295,261
12,909	Arrow Electronics, Inc.		1,256,046
2,953	Berry Plastics Group, Inc.		165,929
8,302	Builders FirstSource, Inc.		338,805
4,647	Carlisle Cos., Inc.		725,768
67,807	Carrier Global Corp.		2,557,680
1,179	Crane Co.		91,561
4,329	Deere & Co.		1,164,717
2,666	Donaldson Co. Inc		148,976
3,973	Eaton Corp. PLC		477,316
8,107	Emcor Group, Inc.		741,466
2,774	Expeditors International of Washington, Inc.		263,835
26,934	FedEx Corp.		6,992,605
7,119	Fortune Brands Home & Security, Inc.		610,241
47,788	Graphic Packaging Holding Co.		809,529
2,489	Hubbell, Inc., Class B		390,250
1,363	ITT, Inc.		104,978
3,074	Jabil, Inc.		130,737
122,000	Johnson Controls International PLC		5,683,980
180	Lennox International, Inc.		49,315
2,943	Louisiana-Pacific Corp.		109,391
39,898	Masco Corp.		2,191,597
15,432	MDU Resources Group, Inc.		406,479
603	Mettler-Toledo International, Inc.		687,227
4,471	Old Dominion Freight Line, Inc.		872,650
1,796	Oshkosh Corp.		154,582
13,500	Otis Worldwide Corp.		911,925
29,218	Owens Corning		2,213,556
9,196	Regal Beloit Corp.		1,129,361
8,031	Ryder System, Inc.		495,995
24,207	Schneider National, Inc., Class B		501,085
13,039	Silgan Holdings, Inc.		483,486
34,000	TE Connectivity Ltd.		4,116,380

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

VALUE EQUITY FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Industrials (continued)
4,579	Ufp Industries, Inc.		$254,363
4,579	Waters Corp.		1,132,936
6,772	Werner Enterprises, Inc.		265,598
	Total Industrials		41,776,486
	Technology	14.74%
30,666	Activision Blizzard, Inc.		2,847,338
10,342	Amdocs Ltd.		733,558
25,728	Applied Materials, Inc.		2,220,326
8,744	Cdk Global, Inc.		453,202
425	Citrix Systems, Inc.		55,292
44,024	Cognizant Technology Solutions Corp., Class A		3,607,767
58,800	Dell Technologies, Inc., Class C		4,309,452
18,838	Electronic Arts, Inc.		2,705,137
10,500	Fiserv, Inc.		1,195,530
235,000	Hewlett Packard Enterprise Co.		2,784,750
372,782	HP, Inc.		9,166,709
2,033	Intuit, Inc.		772,235
49,606	Micro Focus International PLC		283,250
34,000	Microchip Technology, Inc.		4,695,740
41,850	Micron Technology, Inc.		3,146,283
32,879	Microsoft Corp.		7,312,947
38,209	Oracle Corp.		2,471,740
5,287	Skyworks Solutions, Inc.		808,277
7,774	SS&C Technologies Holdings, Inc.		565,559
6,577	Take-Two Interactive Software, Inc.		1,366,635
11,000	Vmware, Inc., Class A*		1,542,860
	Total Technology		53,044,587
	Utilities	2.30%
82,545	AES Corp. (The)		1,939,808
7,742	Entergy Corp.		772,961
20,254	Exelon Corp.		855,124
5,438	Idacorp, Inc.		522,211
5,155	National Fuel Gas Co.		212,025
49,658	NRG Energy, Inc.		1,864,658
4,502	OGE Energy Corp.		143,434
17,857	Pinnacle West Capital Corp.		1,427,667
2,178	Portland General Electric Co.		93,153
14,429	PPL Corp.		406,898
777	UGI Corp.		27,164
	Total Utilities		8,265,103
	Total Equities	98.85%	355,730,468
	(Cost $279,137,786)
	Warrants	0.00%
18,875	Occidental Petroleum Corp.		$128,539
	Total Warrants	0.04%	128,539
	(Cost $93,431)
	Preferred Securities
	Consumer, Cyclical	0.09%

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Preferred Securities (continued)
	Consumer, Cyclical (continued)
3,300	Qurate Retail, Inc.		$326,700
	Total Consumer, Cyclical		$326,700
	Total Preferred Securities	0.09%	326,700
	(Cost $434,512)
	Short-Term Investments
$4,359,174	Dreyfus Government Cash Management		$4,359,174
	Total Short-Term Investments	1.21%	4,359,174
	(Cost $4,359,174)
	Short-Term Investments-Repurchase Agreements
	Invested Cash Collateral for Securities Loaned
177,673	NOMURA D, 0.07%, 01/4/21		$177,660
	Total Short-Term Investments-Repurchase Agreements	0.05%	177,660
	(Cost $177,660)
	Total Investments	100.24%	360,722,541
	(Cost $284,202,563)
	Liabilities, Less Other Assets	-0.24%	(862,505)
	Net Assets	100.00%	$359,860,036

*	All or a portion of this security is on loan.

The market value of all loaned securities, including securities not in the top 50 holdings, is $3,410,618.

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

CORE EQUITY INDEX FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities
	Basic Materials	2.62%
25,311	Air Products & Chemicals, Inc.		$6,915,471
9,089	Albemarle Corp.		1,340,809
9,980	Celanese Corp., Class A		1,296,801
18,287	CF Industries Holdings, Inc.		707,890
90,753	Dow, Inc.		5,036,792
80,823	Dupont de Nemours, Inc.		5,747,324
11,566	Eastman Chemical Co.		1,159,838
30,574	Ecolab, Inc., Class W		6,614,991
11,078	FMC Corp.		1,273,195
124,568	Freeport-McMoRan, Inc.		3,241,259
9,129	International Flavors & Fragrances, Inc.*		993,600
33,587	International Paper Co.		1,669,946
57,682	Linde PLC		15,199,784
34,893	Lyondellbasell Industries NV, Class A		3,198,292
29,496	Mosaic Co. (The)		678,703
68,632	Newmont Goldcorp Corp.		4,110,370
25,814	Nucor Corp.		1,373,047
25,916	PPG Industries, Inc.		3,737,606
9,718	Sherwin-Williams Co. (The)		7,141,855
	Total Basic Materials		71,437,573
	Communications	16.74%
25,868	Alphabet, Inc., Class A		45,337,292
26,795	Alphabet, Inc., Class C		46,941,625
37,176	Amazon.com, Inc.		121,079,630
4,651	Arista Networks, Inc.		1,351,441
770,018	AT&T, Inc.		22,145,718
3,497	Booking Holdings, Inc.		7,788,763
12,208	CDW Corp./De		1,608,892
84,265	CenturyLink, Inc.		821,584
12,457	Charter Communications, Inc., Class A		8,240,928
360,710	Cisco Systems, Inc.		16,141,773
389,805	Comcast Corp., Class A		20,425,782
13,646	Discovery, Inc., Class A*		410,608
26,381	Discovery, Inc., Class C		690,918
21,158	Dish Network Corp., Class A		684,250
55,925	eBay, Inc.		2,810,231
10,765	Etsy, Inc.		1,915,201
11,606	Expedia Group, Inc.		1,536,634
5,259	F5 Networks, Inc.		925,269
209,957	Facebook, Inc., Class A		57,351,854
28,783	Fox Corp., Class A		838,161
13,176	Fox Corp., Class B		380,523
33,306	Interpublic Group of Cos., Inc. (The)		783,357
28,129	Juniper Networks, Inc.		633,184
14,473	Motorola Solutions, Inc.		2,461,278
37,719	NetFlix, Inc.		20,395,795
33,372	News Corp., Class A		599,695
10,437	News Corp., Class B		185,466
50,528	Nortonlifelock, Inc.		1,049,972
18,339	Omnicom Group, Inc.		1,143,803

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Communications (continued)
49,805	T-Mobile US, Inc.		$6,716,204
67,873	Twitter, Inc.		3,675,323
8,573	Verisign, Inc.		1,855,197
456,752	Verizon Communications, Inc.		26,834,180
48,209	Viacomcbs, Inc., Class B		1,796,267
157,567	Walt Disney Co. (The)		28,547,989
	Total Communications		456,104,787
	Consumer, Cyclical	10.09%
5,793	Advance Auto Parts, Inc.		912,455
10,563	Alaska Air Group, Inc.		549,276
67,246	American Airlines Group, Inc.*		1,060,469
23,069	Aptiv PLC		3,005,660
1,979	Autozone, Inc.		2,345,986
19,676	Best Buy Co., Inc.		1,963,468
20,912	BorgWarner, Inc.		808,040
13,988	Carmax, Inc.		1,321,306
63,492	Carnival Corp.		1,375,237
2,389	Chipotle Mexican Grill, Inc., Class A		3,312,850
17,741	Copart, Inc.		2,257,542
44,293	Costco Wholesale Corp.		16,688,717
15,058	Cummins, Inc.		3,419,672
11,116	Darden Restaurants, Inc.		1,324,138
68,854	Delta Air Lines, Inc.		2,768,619
20,917	Dollar General Corp.		4,398,845
20,080	Dollar Tree, Inc.		2,169,443
3,364	Domino's Pizza, Inc.		1,289,959
28,348	Dr Horton, Inc.		1,953,744
56,949	Fastenal Co.		2,780,820
333,585	Ford Motor Co.		2,932,212
17,594	Gap, Inc. (The)		355,223
107,576	General Motors Co.		4,479,465
12,302	Genuine Parts Co.		1,235,490
29,734	Hanesbrands, Inc.		433,522
10,856	Hasbro, Inc.		1,015,470
23,687	Hilton Worldwide Holdings, Inc.		2,635,416
92,516	Home Depot, Inc. (The)		24,574,100
19,917	L Brands, Inc.		740,713
28,018	Las Vegas Sands Corp.		1,669,873
11,308	Leggett & Platt, Inc.		500,944
23,515	Lennar Corp., Class A		1,792,548
12,230	Live Nation Entertainment, Inc.		898,660
23,920	LKQ Corp.		842,941
62,557	Lowe's Cos., Inc.		10,041,024
22,706	Marriott International, Inc./Md, Class A		2,995,376
63,614	McDonald's Corp.		13,650,292
34,962	MGM Resorts International		1,101,653
5,106	Mohawk Industries, Inc.		719,691
107,130	Nike, Inc., Class B		15,155,681
26,970	Norwegian Cruise Line Holdings Ltd.*		685,847
299	NVR, Inc.		1,219,878

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

CORE EQUITY INDEX FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Consumer, Cyclical (continued)
6,185	O'reilly Automotive, Inc.		$2,799,145
39,897	PACCAR, Inc.		3,442,313
3,429	Pool Corp.		1,277,302
22,881	Pultegroup, Inc.		986,629
6,066	PVH Corp.		569,537
4,117	Ralph Lauren Corp., Class A		427,098
30,394	Ross Stores, Inc.		3,732,687
15,892	Royal Caribbean Cruises Ltd.		1,186,973
58,295	Southwest Airlines Co.		2,717,130
100,205	Starbucks Corp.		10,719,931
23,720	Tapestry, Inc.		737,218
42,754	Target Corp.		7,547,364
65,000	Tesla, Inc.		45,868,550
9,225	Tiffany & Co.		1,212,626
102,478	TJX Cos., Inc. (The)		6,998,223
9,946	Tractor Supply Co.		1,398,209
4,810	Ulta Beauty, Inc.		1,381,240
16,098	Under Armour, Inc., Class A		276,403
16,607	Under Armour, Inc., Class C		247,112
31,690	United Airlines Holdings, Inc.		1,370,592
27,290	VF Corp.		2,330,839
82,667	Walgreens Boots Alliance, Inc.		3,296,760
156,315	Walmart, Inc.		22,532,807
5,340	Whirlpool Corp.		963,817
4,095	WW Grainger, Inc.		1,672,152
8,289	Wynn Resorts Ltd.*		935,248
25,755	Yum! Brands, Inc.		2,795,963
	Total Consumer, Cyclical		274,806,133
	Consumer, Non-cyclical	18.27%
261,820	Abbott Laboratories		28,666,672
6,570	Abiomed, Inc.		2,129,994
68,521	Alexion Pharmaceuticals, Inc.		10,705,721
8,886	Align Technology, Inc.		4,748,501
32,302	AmerisourceBergen Corp., Class A		3,157,844
38,014	Anthem, Inc.		12,205,915
47,459	Archer-Daniels-Midland Co.		2,392,408
36,610	Automatic Data Processing, Inc.		6,450,682
7,122	Avery Dennison Corp.		1,104,693
14,225	BIO-RAD Laboratories, Inc., Class A		8,292,322
304,475	Boston Scientific Corp.		10,945,876
15,548	Brown-Forman Corp., Class B		1,234,978
17,294	Campbell Soup Co.		836,165
57,601	Cardinal Health, Inc.		3,085,110
89,176	Centene Corp.		5,353,235
52,200	Cigna Corp.		10,866,996
7,503	Cintas Corp.		2,652,010
22,208	Clorox Co. (The)		4,484,239
570,948	Coca-Cola Co. (The)		31,310,788
151,110	Colgate-Palmolive Co.		12,921,416

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Consumer, Non-cyclical (continued)
41,707	ConAgra Brands, Inc.		$1,512,296
15,444	Constellation Brands, Inc., Class A		3,383,008
63,598	Corteva, Inc.		2,462,515
192,196	CVS Health Corp.		13,126,987
12,525	Davita, Inc.		1,470,435
52,740	DENTSPLY Sirona, Inc.		2,761,466
11,796	Dexcom, Inc.		4,361,217
108,227	Edwards Lifesciences Corp.		9,873,549
10,385	Equifax, Inc.		2,002,643
7,121	Fleetcor Technologies, Inc.		1,942,823
7,623	Gartner, Inc.		1,221,128
52,183	General Mills, Inc.		3,068,360
25,556	Global Payments, Inc.		5,505,274
33,286	Henry Schein, Inc.		2,225,502
12,595	Hershey Co. (The)		1,918,596
40,611	Hologic, Inc.		2,957,699
23,995	Hormel Foods Corp.		1,118,407
21,846	Humana, Inc.		8,962,758
11,645	IDEXX Laboratories, Inc.		5,820,986
31,806	IHS Markit Ltd.		2,857,133
93,031	Incyte Corp.		8,091,836
18,138	Intuitive Surgical, Inc.		14,838,698
70,934	IQVIA Holdings, Inc.		12,709,245
9,741	JM Smucker Co. (The)		1,126,060
21,719	Kellogg Co.		1,351,573
71,144	Kimberly-Clark Corp.		9,592,346
58,576	Kraft Heinz Co. (The)		2,030,244
66,132	Kroger Co. (The)		2,100,352
16,587	Laboratory Corp. of America Holdings		3,376,284
12,530	Lamb Weston Holdings, Inc.		986,612
3,241	Marketaxess Holdings, Inc.		1,849,185
21,200	McCormick & Co., Inc./Md		2,026,720
29,864	McKesson Corp.		5,193,947
202,350	Medtronic PLC		23,703,279
16,057	Molson Coors Beverage Co., Class B		725,616
151,778	Mondelez International, Inc., Class A		8,874,460
31,553	Monster Beverage Corp.		2,918,022
13,789	Moody's Corp.		4,002,119
30,499	Nielsen Holdings PLC		636,514
100,734	Paypal Holdings, Inc.		23,591,903
190,604	PepsiCo, Inc.		28,266,573
11,858	Quanta Services, Inc.		854,013
23,967	Quest Diagnostics, Inc.		2,856,147
22,025	ResMed, Inc.		4,681,634
9,686	Robert Half International, Inc.		605,181
18,845	Rollins, Inc.		736,274
20,541	S&P Global, Inc.		6,752,443
15,133	STERIS PLC		2,868,309
55,874	Stryker Corp.		13,691,365
58,098	SYSCO Corp.		4,314,358
10,827	Teleflex, Inc.		4,456,068

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

CORE EQUITY INDEX FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Consumer, Non-cyclical (continued)
26,933	Tyson Foods, Inc., Class A		$1,735,563
6,593	United Rentals, Inc.		1,528,983
17,550	Varian Medical Systems, Inc.		3,071,426
13,881	Verisk Analytics, Inc., Class A		2,881,557
70,459	Vertex Pharmaceuticals, Inc.		16,652,280
8,169	West Pharmaceutical Services, Inc.		2,314,359
40,071	Zimmer Biomet Holdings, Inc.		6,174,540
130,215	Zoetis, Inc., Class A		21,550,583
	Total Consumer, Non-cyclical		497,815,018
	Energy	2.22%
32,198	Apache Corp.		456,890
34,057	Cabot Oil & Gas Corp.		554,448
164,340	Chevron Corp.		13,878,513
16,781	Concho Resources, Inc.		979,171
91,226	ConocoPhillips		3,648,128
32,639	Devon Energy Corp.		516,023
13,481	Diamondback Energy, Inc.		652,480
49,785	EOG Resources, Inc.		2,482,778
361,013	Exxon Mobil Corp.		14,880,956
75,473	Halliburton Co.		1,426,440
23,353	Hess Corp.		1,232,805
12,770	Hollyfrontier Corp.		330,105
166,194	Kinder Morgan, Inc.		2,271,872
67,407	Marathon Oil Corp.		449,605
55,529	Marathon Petroleum Corp.		2,296,679
33,110	National Oilwell Varco, Inc.		454,600
71,591	Occidental Petroleum Corp.		1,239,240
37,906	Oneok, Inc.		1,454,832
37,312	Phillips 66		2,609,601
14,037	Pioneer Natural Resources Co.		1,598,674
118,814	Schlumberger NV		2,593,710
36,070	TechnipFMC PLC.		339,058
34,813	Valero Energy Corp.		1,969,371
103,627	Williams Cos., Inc. (The)		2,077,721
	Total Energy		60,393,700
	Financials	15.02%
55,744	Aflac, Inc.		2,478,936
10,572	Alexandria Real Estate Equities, Inc.		1,884,142
25,960	Allstate Corp. (The)		2,853,783
68,114	American Express Co.		8,235,664
73,576	American International Group, Inc.		2,785,587
45,428	American Tower Corp.		10,196,769
10,072	Ameriprise Financial, Inc.		1,957,292
19,518	Aon PLC		4,123,568
16,420	Arthur J Gallagher & Co.		2,031,318
5,064	Assurant, Inc.		689,818
11,919	AvalonBay Communities, Inc.		1,912,165
668,399	Bank of America Corp.		20,259,174
69,615	Bank of New York Mellon Corp. (The)		2,954,461

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Financials (continued)
189,224	Berkshire Hathaway, Inc., Class B		$43,875,369
12,109	BlackRock, Inc., Class A		8,737,128
12,094	Boston Properties, Inc.		1,143,246
39,011	Capital One Financial Corp.		3,856,237
9,269	Cboe Global Markets, Inc.		863,129
28,604	CBRE Group, Inc., Class A		1,794,043
144,061	Charles Schwab Corp. (The)		7,640,995
38,536	Chubb LTD		5,931,461
12,767	Cincinnati Financial Corp.		1,115,453
177,711	Citigroup, Inc.		10,957,660
36,509	Citizens Financial Group, Inc.		1,305,562
32,468	CME Group, Inc., Class A		5,910,799
11,827	Comerica, Inc.		660,656
36,822	Crown Castle International Corp.		5,861,694
23,919	Digital Realty Trust, Inc.		3,336,940
26,126	Discover Financial Services		2,365,187
31,800	Duke Realty Corp.		1,271,046
7,607	Equinix, Inc.		5,432,767
29,222	Equity Residential		1,732,280
5,567	Essex Property Trust, Inc.		1,321,717
3,412	Everest RE Group Ltd.		798,715
11,034	Extra Space Storage, Inc.		1,278,399
5,830	Federal Realty Investment Trust, Class REIT		496,250
60,776	Fifth Third Bancorp		1,675,594
14,695	First Republic Bank		2,159,136
23,220	Franklin Resources, Inc.		580,268
8,252	Globe Life, Inc.		783,610
29,375	Goldman Sachs Group, Inc. (The)		7,746,481
30,629	Hartford Financial Services Group, Inc. (The)		1,500,208
45,933	Healthpeak Properties, Inc.		1,388,555
60,261	Host Hotels & Resorts, Inc., Class REIT		881,618
86,881	Huntington Bancshares, Inc./Oh		1,097,307
47,920	Intercontinental Exchange, Inc.		5,524,697
32,146	Invesco Ltd.		560,305
24,600	Iron Mountain, Inc.*		725,208
300,075	JPMorgan Chase & Co.		38,130,530
83,337	KeyCorp		1,367,560
36,875	Kimco Realty Corp.		553,494
15,543	Lincoln National Corp.		781,968
19,933	Loews Corp.		897,384
10,953	M&T Bank Corp.		1,394,317
43,302	Marsh & McLennan Cos., Inc.		5,066,334
76,613	Mastercard, Inc., Class A		27,346,244
65,320	MetLife, Inc.		3,066,774
9,764	MID-America Apartment Communities, Inc.		1,237,001
121,988	Morgan Stanley		8,359,838
9,803	NASDAQ, Inc.		1,301,250
17,796	Northern Trust Corp.		1,657,520
36,303	People's United Financial, Inc.		469,398
36,174	PNC Financial Services Group, Inc. (The)		5,389,926
21,849	Principal Financial Group, Inc.		1,083,929

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

CORE EQUITY INDEX FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Financials (continued)
50,025	Progressive Corp. (The)		$4,946,472
63,112	ProLogis, Inc.		6,289,742
33,769	Prudential Financial, Inc.		2,636,346
12,985	Public Storage		2,998,626
10,445	Raymond James Financial, Inc.		999,273
29,970	Realty Income Corp., Class REIT		1,863,235
13,487	Regency Centers Corp.		614,872
81,990	Regions Financial Corp.		1,321,679
9,487	SBA Communications Corp., Class A		2,676,567
37,124	Simon Property Group, Inc.		3,165,935
6,170	SL Green Realty Corp.		367,609
30,099	State Street Corp.		2,190,605
4,422	SVB Financial Group		1,714,984
46,311	Synchrony Financial		1,607,455
19,332	T Rowe Price Group, Inc.		2,926,672
21,626	Travelers Cos., Inc. (The)		3,035,642
115,106	Truist Financial Corp.		5,517,031
25,103	UDR, Inc., Class REIT		964,708
17,412	Unum Group		399,431
117,048	US Bancorp		5,453,266
31,944	Ventas, Inc.		1,566,534
149,643	Visa, Inc., Class A*		32,731,413
13,380	Vornado Realty Trust		499,609
366,246	Wells Fargo & Co.		11,053,304
35,582	Welltower, Inc.		2,299,309
35,076	Western Union Co. (The)		769,567
63,719	Weyerhaeuser Co., Class REIT		2,136,498
11,005	Willis Towers Watson PLC		2,318,533
12,030	WR Berkley Corp.		799,033
14,009	Zions Bancorp NA		608,551
	Total Financials		409,248,365
	Industrials	7.90%
95,606	3M Co.		16,710,973
9,749	Allegion PLC		1,134,589
133,882	Amcor PLC		1,575,791
25,962	AMETEK, Inc.		3,139,844
25,541	Amphenol Corp., Class A		3,339,996
11,556	AO Smith Corp.		633,500
27,948	Ball Corp.		2,604,195
97,010	Carrier Global Corp.		3,659,217
76,987	Caterpillar, Inc.		14,013,174
11,649	CH Robinson Worldwide, Inc.		1,093,492
68,039	CSX Corp.		6,174,539
34,149	Deere & Co.		9,187,788
16,167	Dover Corp.		2,041,084
47,298	Eaton Corp. PLC		5,682,382
88,791	Emerson Electric Co.		7,136,133
14,491	Expeditors International of Washington, Inc.		1,378,239
20,625	FedEx Corp.		5,354,662

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Industrials (continued)
11,230	FLIR Systems, Inc.		$492,211
11,192	Flowserve Corp.		412,425
37,727	Fortive Corp.		2,671,826
11,860	Fortune Brands Home & Security, Inc.		1,016,639
12,735	Garmin Ltd.		1,523,870
50,908	Howmet Aerospace, Inc.		1,452,914
6,463	IDEX Corp.		1,287,430
44,945	Illinois Tool Works, Inc.		9,163,387
38,431	Ingersoll Rand, Inc.		1,750,916
7,128	JB Hunt Transport Services, Inc.		974,041
94,507	Johnson Controls International PLC		4,403,081
7,991	Kansas City Southern		1,631,203
15,820	Keysight Technologies, Inc.		2,089,664
5,317	Martin Marietta Materials, Inc.		1,509,868
22,375	Masco Corp.		1,229,059
10,346	Mettler-Toledo International, Inc.		11,791,129
21,684	Norfolk Southern Corp.		5,152,335
8,214	Old Dominion Freight Line, Inc.		1,603,208
36,900	Otis Worldwide Corp.		2,492,595
8,096	Packaging Corp. of America		1,116,519
14,580	Parker-Hannifin Corp.		3,971,738
14,208	Pentair PLC		754,303
17,932	Republic Services, Inc., Class A		1,726,852
14,154	Rockwell Automation, Inc.		3,549,965
13,631	Roper Technologies, Inc.		5,876,188
13,278	Sealed Air Corp.		608,000
4,629	Snap-On, Inc.		792,207
19,381	Stanley Black & Decker, Inc.		3,460,671
28,237	TE Connectivity Ltd.		3,418,654
3,149	Teledyne Technologies, Inc.		1,234,345
20,501	Trane Technologies PLC		2,975,925
6,294	Transdigm Group, Inc.		3,895,042
70,930	Union Pacific Corp.		14,769,045
67,784	United Parcel Service, Inc., Class B		11,414,826
11,490	Vontier Corp.		383,766
11,313	Vulcan Materials Co.		1,677,831
33,194	Waste Management, Inc.		3,914,568
34,100	Waters Corp.		8,437,022
18,646	Westinghouse Air Brake Technologies Corp.		1,364,887
22,398	Westrock Co.		974,985
15,345	Xylem, Inc./NY		1,561,967
	Total Industrials		215,386,705
	Technology	24.08%
54,091	Accenture PLC, Class A		14,129,110
65,935	Activision Blizzard, Inc.		6,122,065
40,956	Adobe, Inc.		20,482,915
102,719	Advanced Micro Devices, Inc.		9,420,359
13,899	Akamai Technologies, Inc.		1,459,256
31,545	Analog Devices, Inc.		4,660,143
7,332	ANSYS, Inc.		2,667,382

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

CORE EQUITY INDEX FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Technology (continued)
1,411,530	Apple, Inc.		$187,295,916
77,981	Applied Materials, Inc.		6,729,760
18,773	Autodesk, Inc.		5,732,148
37,729	Broadcom, Inc.		16,519,643
9,871	Broadridge Financial Solutions, Inc.		1,512,237
23,814	Cadence Design Systems, Inc.		3,248,944
67,427	Cerner Corp.		5,291,671
10,512	Citrix Systems, Inc.		1,367,611
45,691	Cognizant Technology Solutions Corp., Class A		3,744,377
21,737	DXC Technology Co.		559,728
24,766	Electronic Arts, Inc.		3,556,398
52,976	Fidelity National Information Services, Inc.		7,493,985
49,341	Fiserv, Inc.		5,617,966
11,503	Fortinet, Inc.		1,708,541
109,849	Hewlett Packard Enterprise Co.		1,301,711
117,263	HP, Inc.		2,883,497
437,888	Intel Corp.		21,815,580
76,075	International Business Machines Corp.		9,576,321
22,432	Intuit, Inc.		8,520,795
3,049	IPG Photonics Corp.		682,336
6,516	Jack Henry & Associates, Inc.		1,055,527
13,243	KLA Corp.		3,428,745
12,295	LAM Research Corp.		5,806,560
22,859	Maxim Integrated Products, Inc.		2,026,450
22,230	Microchip Technology, Inc.		3,070,185
94,996	Micron Technology, Inc.		7,141,799
708,499	Microsoft Corp.		157,584,348
7,077	MSCI, Inc., Class A		3,160,093
19,075	Netapp, Inc.		1,263,528
53,248	NVIDIA Corp.		27,806,106
161,990	Oracle Corp.		10,479,133
27,308	Paychex, Inc.		2,544,559
4,182	Paycom Software, Inc.		1,891,309
9,737	Qorvo, Inc.		1,618,971
96,560	Qualcomm, Inc.		14,709,950
78,119	Salesforce.com, Inc.		17,383,821
19,078	Seagate Technology PLC		1,185,888
16,657	Servicenow, Inc.		9,168,512
14,179	Skyworks Solutions, Inc.		2,167,686
13,030	Synopsys, Inc.		3,377,897
9,820	Take-Two Interactive Software, Inc.		2,040,498
14,177	Teradyne, Inc.		1,699,681
82,509	Texas Instruments, Inc.		13,542,202
3,443	Tyler Technologies, Inc.		1,502,938
25,927	Western Digital Corp.		1,436,097
14,274	Xerox Holdings Corp.		331,014
20,927	Xilinx, Inc.		2,966,821
4,552	Zebra Technologies Corp., Class A		1,749,470
	Total Technology		656,240,183

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Utilities	2.75%
56,832	AES Corp. (The)		$1,335,552
21,338	Alliant Energy Corp.		1,099,547
21,065	Ameren Corp.		1,644,334
42,428	American Electric Power Co., Inc.		3,532,980
15,476	American Water Works Co., Inc.		2,375,102
10,767	Atmos Energy Corp.		1,027,495
46,526	CenterPoint Energy, Inc.		1,006,823
24,407	CMS Energy Corp.		1,489,071
29,194	Consolidated Edison, Inc.		2,109,850
69,657	Dominion Energy, Inc.		5,238,206
16,525	DTE Energy Co.		2,006,300
62,851	Duke Energy Corp.		5,754,638
32,267	Edison International		2,027,013
17,095	Entergy Corp.		1,706,765
19,353	Evergy, Inc.		1,074,285
29,229	Eversource Energy		2,528,601
83,253	Exelon Corp.		3,514,942
46,304	FirstEnergy Corp.		1,417,365
171,540	Nextera Energy, Inc.		13,234,311
32,763	NiSource, Inc.		751,583
20,898	NRG Energy, Inc.		784,720
9,584	Pinnacle West Capital Corp.		766,241
65,616	PPL Corp.		1,850,371
43,156	Public Service Enterprise Group, Inc.		2,515,995
24,628	Sempra Energy		3,137,853
90,143	Southern Co. (The)		5,537,484
26,899	Wec Energy Group, Inc.		2,475,515
44,855	Xcel Energy, Inc.		2,990,483
	Total Utilities		74,933,425
	Total Equities	99.69%	2,716,365,889
	(Cost $1,709,655,282)
	Short-Term Investments
$17,185,246	Dreyfus Government Cash Management		$17,185,246
	Total Short-Term Investments	0.63%	17,185,246
	(Cost $17,185,246)
	Short-Term Investments-Repurchase Agreements
	Invested Cash Collateral for Securities Loaned
869,325	CITI D, 0.07%, 01/4/21		$869,275
1,000,000	RBC D, 0.08%, 01/4/21		999,950
	Total Short-Term Investments-Repurchase Agreements	0.07%	1,869,225
	(Cost $1,869,225)
	Total Investments	100.39%	2,735,420,360
	(Cost $1,728,709,753)
	Liabilities, Less Other Assets	-0.39%	(10,653,302)
	Net Assets	100.00%	$2,724,767,058

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

CORE EQUITY INDEX FUND

December 31, 2020

*	All or a portion of this security is on loan.

The market value of all loaned securities, including securities not in the top 50 holdings, is $32,618,321.

$341,000 of cash pledged as margin for futures contracts. The Portfolio had the following open futures contracts at December 31, 2020:

OPEN FUTURES CONTRACTS:
Type	Number of Contracts	Notional Amount	Position	Expiration	Unrealized Gains (Losses) at December 31, 2020
E-mini S&P 500	71	$13,000,988	Long	Mar 2021	$307,252

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

GROWTH FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities
	Basic Materials	0.82%
4,247	Sherwin-Williams Co. (The)		$3,121,163
	Total Basic Materials		3,121,163
	Communications	23.69%
8,306	Alibaba Group Holding Ltd.		1,933,055
5,049	Alphabet, Inc., Class A		8,849,079
11,563	Alphabet, Inc., Class C		20,256,989
10,086	Amazon.com, Inc.		32,849,396
699	CDW Corp./De		92,121
54,360	Comcast Corp., Class A		2,848,464
1,916	eBay, Inc.		96,279
3,313	Etsy, Inc.		589,416
74,416	Facebook, Inc., Class A		20,327,475
6,603	Fireeye Inc		152,265
16,832	Godaddy, Inc., Class A		1,396,214
538	Motorola Solutions, Inc.		91,492
2,341	Zillow Group Inc, Class C		303,862
	Total Communications		89,786,107
	Consumer, Cyclical	9.82%
1,147	Autozone, Inc.		1,359,699
3,680	Copa Holdings SA, Class A*		284,206
4,219	Costco Wholesale Corp.		1,589,635
6,043	Dollar General Corp.		1,270,843
1,750	Dollar Tree, Inc.		189,070
20,168	Home Depot, Inc. (The)		5,357,024
1,090	Lennar Corp., Class B		66,708
13,589	Lowe's Cos., Inc.		2,181,170
13,465	McDonald's Corp.		2,889,320
26,524	Nike, Inc., Class B		3,752,350
1,376	Ollie's Bargain Outlet Holdings, Inc.		112,516
5,175	O'reilly Automotive, Inc.		2,342,050
5,807	Pool Corp.		2,163,108
2,496	Ross Stores, Inc.		306,534
3,881	Scotts Miracle-GRO Co. (The)		772,862
3,522	Target Corp.		621,739
6,472	Tempur-Pedic International, Inc.		174,744
10,250	Tesla, Inc.		7,233,118
66,618	TJX Cos., Inc. (The)		4,549,343
	Total Consumer, Cyclical		37,216,039
	Consumer, Non-cyclical	18.45%
33,306	Abbott Laboratories		3,646,674
1,390	Abiomed, Inc.		450,638
1,300	Align Technology, Inc.		694,694
13,337	Anthem, Inc.		4,282,377
3,463	Avantor Inc.		97,483
19,589	Booz Allen Hamilton Holding Corp., Class A		1,707,769
188	Boston Beer Co., Inc., Class A		186,926
95,975	Boston Scientific Corp.		3,450,301
1,854	Campbell Soup Co.		89,641

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Consumer, Non-cyclical (continued)
790	Cigna Corp.		$164,462
1,751	Cintas Corp.		618,908
3,951	Clorox Co. (The)		797,786
93,102	Coca-Cola Co. (The)		5,105,714
620	Colgate-Palmolive Co.		53,016
2,720	Dexcom, Inc.		1,005,638
15,498	Edwards Lifesciences Corp.		1,413,883
5,821	Equifax, Inc.		1,122,522
8,014	Fleetcor Technologies, Inc.		2,186,460
5,283	Gartner, Inc.		846,284
17,978	Global Payments, Inc.		3,872,821
12,309	Herbalife Nutrition Ltd.		591,447
5,533	Hershey Co. (The)		842,842
4,528	Horizon Therapeutics PLC		331,223
11,499	Humana, Inc.		4,717,695
4,452	Icon PLC		868,051
1,824	IDEXX Laboratories, Inc.		911,763
18,274	IHS Markit Ltd.		1,641,553
2,578	Intuitive Surgical, Inc.		2,109,062
265	IQVIA Holdings, Inc.		47,480
380	Kimberly-Clark Corp.		51,235
3,063	McKesson Corp.		532,717
5,788	Moderna, Inc.		604,672
456	Molina Healthcare, Inc.		96,982
5,063	Monster Beverage Corp.		468,226
3,450	Neurocrine Biosciences, Inc.		330,682
36,107	Paypal Holdings, Inc.		8,456,259
163	Quidel Corp.		29,283
819	Repligen Corp.		156,945
3,410	ResMed, Inc.		724,830
3,369	Rollins, Inc.		131,627
2,171	Royalty Pharma PLC, Class A*		108,659
12,845	S&P Global, Inc.		4,222,537
1,683	Sarepta Therapeutics, Inc.		286,935
2,315	Seagen, Inc.		405,449
32,120	Sprouts Farmers Market, Inc.		645,612
3,453	Square, Inc., Class A		751,511
14,275	Stryker Corp.		3,497,946
8,268	SYSCO Corp.		613,982
1,330	Transunion		131,963
9,692	Vertex Pharmaceuticals, Inc.		2,290,608
2,467	West Pharmaceutical Services, Inc.		698,926
4,947	Zoetis, Inc., Class A		818,728
	Total Consumer, Non-cyclical		69,911,427
	Financials	5.35%
26,299	American Express Co.		3,179,812
10,146	American Tower Corp.		2,277,371
490	Aon PLC		103,522
1,528	Cboe Global Markets, Inc.		142,287

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

GROWTH FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Financials (continued)
18,764	Mastercard, Inc., Class A		$6,697,623
3,085	T Rowe Price Group, Inc.		467,038
11,921	Virtu Financial, Inc., Class A		300,052
32,536	Visa, Inc., Class A*		7,116,599
	Total Financials		20,284,304
	Industrials	2.74%
815	Allegion PLC		94,850
504	Dover Corp.		63,630
3,525	Expeditors International of Washington, Inc.		335,263
15,677	Illinois Tool Works, Inc.		3,196,227
4,175	Landstar System, Inc.		562,205
1,391	Republic Services, Inc., Class A		133,953
8,304	Rockwell Automation, Inc.		2,082,726
4,456	Roper Technologies, Inc.		1,920,937
6,115	United Parcel Service, Inc., Class B		1,029,766
3,811	Waters Corp.		942,918
	Total Industrials		10,362,475
	Technology	38.82%
4,881	Accenture PLC, Class A		1,274,966
837	Activision Blizzard, Inc.		77,715
14,239	Adobe, Inc.		7,121,208
16,311	Advanced Micro Devices, Inc.		1,495,882
466	Akamai Technologies, Inc.		48,925
352,100	Apple, Inc.		46,720,149
27,305	Applied Materials, Inc.		2,356,422
200	Atlassian Corp. PLC, Class A		46,774
1,465	Autodesk, Inc.		447,323
3,919	Broadcom, Inc.		1,715,934
8,622	Cerner Corp.		676,655
6,797	Cognizant Technology Solutions Corp., Class A		557,014
973	Coupa Software, Inc.		329,759
452	Crowdstrike Holdings, Inc., Class A		95,743
1,978	Datadog, Inc., Class A		194,714
35,675	Dropbox, Inc., Class A		791,628
427	Epam Systems Inc		153,015
420	Fair Isaac Corp.		214,637
22,910	Fidelity National Information Services, Inc.		3,240,849
8,597	Fortinet, Inc.		1,276,912
1,279	Hubspot, Inc.		507,047
7,479	Intuit, Inc.		2,840,898
1,451	LAM Research Corp.		685,264
184,627	Microsoft Corp.		41,064,738
2,590	Monolithic Power Systems, Inc.		948,536
1,453	Netapp, Inc.		96,247
8,211	NVIDIA Corp.		4,287,784
34,704	Oracle Corp.		2,245,002
17,061	Qualcomm, Inc.		2,599,073
23,117	Salesforce.com, Inc.		5,144,226
4,892	Servicenow, Inc.		2,692,704

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Technology (continued)
35,873	SS&C Technologies Holdings, Inc.		$2,609,761
4,573	Teradata Corp.		102,755
17,068	Teradyne, Inc.		2,046,283
38,496	Texas Instruments, Inc.		6,318,348
14,940	Workday, Inc., Class A		3,579,773
1,560	Zoom Video Communications, Inc., Class A		526,219
	Total Technology		147,130,882
	Total Equities	99.69%	377,812,397
	(Cost $240,077,572)
	Short-Term Investments
$1,969,887	Dreyfus Government Cash Management		$1,969,887
	Total Short-Term Investments	0.52%	1,969,887
	(Cost $1,969,887)
	Total Investments	100.21%	379,782,284
	(Cost $242,047,459)
	Liabilities, Less Other Assets	-0.21%	(814,487)
	Net Assets	100.00%	$378,967,797

*	All or a portion of this security is on loan.

The market value of all loaned securities, including securities not in the top 50 holdings, is $8,754,584.

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities
	Basic Materials	4.29%
38,884	African Rainbow Minerals Ltd.		$693,327
99,214	AKZO Nobel NV		10,665,614
94,135	Antofagasta PLC*		1,853,606
151,116	Arcelormittal SA		3,490,874
108,100	Barrick Gold Corp.		2,460,675
207,818	BASF Se		16,456,723
15,350	China Lumena New Materials Corp.		–
141,363	Fortescue Metals Group Ltd.		2,555,810
17,200	Franco-Nevada Corp.		2,154,725
3,770	LG Chem Ltd.		1,323,994
28,778	MMC Norilsk Nickel Pjsc		897,874
12,559	MMC Norilsk Nickel Pjsc		395,357
7,341	POSCO		1,838,122
6,945	POSCO		432,743
39,548	Rio Tinto Ltd.		3,473,775
18,600	Shin-Etsu Chemical Co. Ltd.		3,249,978
369,736	Sibanye Stillwater Ltd.		1,510,282
142,951	Vale SA, Class B		2,395,859
94,092	Vedanta Ltd.		826,128
	Total Basic Materials		56,675,466
	Communications	10.29%
194,000	Accton Technology Corp.		2,181,792
233,944	Alibaba Group Holding Ltd.		7,017,852
41,756	Alibaba Group Holding Ltd.		9,717,874
164,267	Arcadyan Technology Corp.		548,375
15,704	Baidu, Inc.		3,395,833
43,986	JD.Com, Inc.		3,866,369
10,836	Joyy, Inc.*		866,663
45,900	M3, Inc.		4,331,480
17,499	Mercadolibre, Inc.		29,314,675
72,840	Mobile Telesystems Pjsc		651,918
19,632	Naspers Ltd., Class N		4,035,461
4,675	Naver Corp.		1,258,803
1,750	Ncsoft Corp.		1,499,816
8,973	Nice Ltd.		2,544,204
11,850	Shopify, Inc., Class A		13,413,608
4,300	Shopify, Inc., Class A		4,851,237
5,407	SK Telecom Co. Ltd.		1,184,632
62,300	Softbank Group Corp.		4,862,351
110,780	Telefonaktiebolaget Lm Ericsson, Class B		1,317,077
500,982	Tencent Holdings Ltd.		36,440,459
202,072	Turkcell Iletisim Hizmetleri As		437,721
63,447	Vipshop Holdings Ltd.		1,783,495
9,816	Weibo Corp.*		402,358
	Total Communications		135,924,053
	Consumer, Cyclical	13.63%
8,162	Adidas AG		2,975,012
478,000	Air Canada, Class B		8,543,218
103,890	Alimentation Couche-Tard, Inc., Class B		3,537,479

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Consumer, Cyclical (continued)
66,101	Barloworld Ltd.		$409,960
17,565	Bayerische Motoren Werke AG		1,552,342
43,750	Bunzl PLC		1,461,015
236,129	Compass Group PLC		4,399,448
742,000	Dongfeng Motor Group Co. Ltd., Class H		865,077
17,274	Ferguson PLC		2,097,754
50,678	Ferrari N.V.		11,697,632
8,921	Ff Group		5,239
650,400	Haier Smart Home Co. Ltd., Class H*		2,357,054
2,900	Hermes International		3,121,080
1,902,500	Home Product Center PCL		869,968
133,770	Howden Joinery Group PLC		1,260,982
1,711,836	International Consolidated Airlines Group SA		3,739,314
95,400	ITOCHU Corp.		2,738,783
211,664	JD Sports Fashion PLC*		2,488,276
3,861	Kering SA		2,808,021
70,552	KIA Motors Corp.		4,052,697
10,323	LG Electronics, Inc.		1,282,891
585,500	LI Ning Co. Ltd.		4,024,730
286,998	Lite-On Technology Corp.		508,666
37,251	Lululemon Athletica, Inc.		12,964,466
41,028	LVMH Moet Hennessy Louis Vuitton Se		25,647,080
302,000	Magazine Luiza SA		1,450,637
19,790	Next PLC		1,916,902
9,800	Nintendo Co. Ltd.		6,248,574
107,300	Pan Pacific International Holdings Corp.		2,481,790
39,633	Persimmon PLC		1,499,060
26,453	Puma Se		2,986,787
71,781	Ryanair Holdings PLC		7,894,474
64,000	Sony Corp.		6,375,515
36,000	Sundrug Co. Ltd.		1,436,583
121,176	Tata Motors Ltd.		1,526,818
20,600	Toyota Industries Corp.		1,634,113
98,474	Valeo SA		3,889,348
105,588	Volkswagen AG		19,691,473
320,686	Volvo AB, Class B		7,567,558
685,366	Wal-Mart de Mexico SAB de CV		1,922,760
195,583	Wh Smith PLC		4,037,022
37,030	Yum China Holdings, Inc.		2,114,043
	Total Consumer, Cyclical		180,081,641
	Consumer, Non-cyclical	17.99%
34,705	Unilever PLC		2,104,693
40,578	Aak AB		820,202
5,542	Adyen NV		12,917,641
172,353	Alcon, Inc.		11,472,652
320,054	Amadeus It Group SA		23,323,818
44,842	Ambu A/S, Class B		1,940,070
47,150	Amplifon SpA		1,963,780
18,408	Carl Zeiss Meditec AG		2,452,766

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Consumer, Non-cyclical (continued)
370,741	Carrefour SA		$6,364,290
1,511,200	Charoen Pokphand Foods PCL		1,349,286
3,177	Chong Kun Dang Pharmaceutical Corp.		662,423
37,000	Cia Brasileira de Distribuicao		534,606
32,691	Colgate-Palmolive India Ltd.		700,306
14,168	Coloplast A/S, Class B		2,164,966
135,097	Danone SA		8,886,416
13,790	Diasorin SpA		2,870,055
18,116	Dino Polska SA		1,407,077
377,610	Experian PLC		14,334,164
78,823	Fisher & Paykel Healthcare Corp. Ltd.		1,871,132
108,736	Getinge AB, Class B		2,543,447
10,800	Gmo Payment Gateway, Inc.		1,447,741
24,425	GN Store Nord A/S		1,956,088
18,529	Gruma SAB de CV, Class B		220,324
18,139	Heineken NV*		2,024,534
49,305	Hindustan Unilever Ltd.		1,616,385
48,319	Icon PLC		9,421,239
1,296,900	Indofood Sukses Makmur TBK PT		632,296
8,513	Ipsen SA		707,252
445,817	Jbs SA		2,030,733
47,402	Koninklijke Ahold Delhaize NV		1,340,350
90,741	Koninklijke Philips NV		4,860,724
11,474	L'Oreal SA		4,363,325
8,203	Nestle India Ltd.		2,064,601
197,379	Nestle SA		23,280,429
21,407	New Oriental Education & Technology Group, Inc.		3,977,635
68,027	Pernod Ricard SA		13,051,158
85,459	Qualicorp Consultoria E Corretora de Seguros SA		575,518
35,746	Recordati Industria Chimica E Farmaceutica SpA		1,982,599
70,863	ResMed, Inc.		15,062,639
13,256	Royal Unibrew A/S		1,539,688
40,600	Seven & I Holdings Co. Ltd.		1,438,863
247,200	Sinopharm Group Co. Ltd., Class H		601,274
498,734	Smith & Nephew PLC		10,294,350
1,643,003	Ssp Group PLC		7,451,913
52,220	STERIS PLC		9,897,779
951,760	Tate & Lyle PLC		8,774,008
4,757	Tecan Group AG		2,334,506
19,014	UCB SA		1,965,392
1,294,060	Wh Group Ltd.		1,084,802
69,700	Yduqs Participacoes SA		441,747
612,000	Zhejiang Expressway Co. Ltd., Class H		516,982
	Total Consumer, Non-cyclical		237,640,664
	Diversified	0.02%
119,974	Haci OMER Sabanci Holding As		184,985
	Total Diversified		184,985
	Energy	2.22%

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Energy (continued)
336,300	Bangchak Corp. PCL		$224,499
1,414,222	BP PLC		4,925,723
22,508	China Petroleum & Chemical Corp.*		1,003,857
143,869	CNOOC Ltd.		133,221
25,600	Exxaro Resources Ltd.		242,079
251,256	Gazprom Pjsc		1,407,034
26,935	LUKOIL Pjsc		1,841,277
54,430	Neste OYJ		3,939,927
224,189	Petrobras Distribuidora SA		955,162
18,152	Polski Koncern Naftowy Orlen SA		281,195
191,237	Total Se*		8,259,777
25,982	Vestas Wind Systems A/S		6,147,956
	Total Energy		29,361,707
	Financials	16.65%
136,400	3i Group PLC		2,159,116
100,788	Absa Group Ltd.		822,429
290,000	Agile Group Holdings Ltd.		385,976
1,903,535	Aia Group Ltd.		23,322,069
35,600	Aon PLC		7,521,212
568,881	AXA SA		13,581,412
215,700	B3 SA - Brasil Bolsa Balcao		2,573,849
1,942,415	Banco Bilbao Vizcaya Argentaria SA		9,589,749
193,018	Banco Do Brasil SA		1,441,819
3,439,000	Bank of China Ltd., Class H		1,175,332
4,307,136	Barclays PLC		8,635,997
165,225	BNP Paribas SA		8,714,151
69,350	Brookfield Asset Management, Inc., Class A		2,864,362
3,372,668	Caixabank SA		8,670,045
5,601,921	China Construction Bank Corp., Class H		4,255,346
313,000	China Life Insurance Co. Ltd., Class H		690,276
75,497	Credit Suisse Group AG		973,659
4,361	DB Insurance Co. Ltd.		175,636
156,200	DBS Group Holdings Ltd.		2,959,367
635,943	Fubon Financial Holding Co. Ltd.		1,058,094
478,408	Grupo Financiero Banorte SAB de CV, Class O		2,635,818
625,600	Guangzhou R&f Properties Co. Ltd., Class H		804,405
50,111	Hana Financial Group, Inc.		1,591,484
305,547	HDFC Bank Ltd.		22,078,826
43,769	Housing Development Finance Corp. Ltd.		1,532,686
336,080	ICICI Bank Ltd.		4,994,149
736,000	Industrial & Commercial Bank of China Ltd., Class H		477,451
1,359,357	ING Groep NV		12,708,826
64,729	Intermediate Capital Group PLC		1,527,189
662,595	Intesa Sanpaolo SpA		1,550,579
531,420	Itausa - Investimentos Itau SA		1,200,099
44,642	KB Financial Group, Inc.		1,783,543
152,000	Kiatnakin Phatra Bank PCL		262,550
34,276	Kinnevik AB, Class B		1,734,136

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Financials (continued)
688,000	Kwg Group Holdings Ltd.		$938,765
321,750	Kwg Living Group Holdings Ltd.		261,422
20,768	London Stock Exchange Group PLC		2,557,267
473,213	Malayan Banking BHD		995,247
364,158	Momentum Metropolitan Holdings		390,716
1,725	Partners Group Holding AG		2,029,527
209,229	Ping An Insurance Group Co. of China Ltd., Class H		2,563,469
82,974	Powszechny Zaklad Ubezpieczen SA		720,622
453,751	Prudential PLC		8,354,841
122,627	Sberbank of Russia Pjsc		1,778,092
8,585	Sberbank of Russia Pjsc		124,654
416,000	Shimao Property Holdings Ltd.		1,325,174
120,400	Sompo Holdings, Inc.		4,866,378
222,300	Sumitomo Mitsui Financial Group, Inc.		6,864,181
529,400	Thanachart Capital PCL		609,623
313,700	Tisco Financial Group PCL		926,651
48,800	Tokio Marine Holdings, Inc.		2,508,891
1,493,440	Unicredit SpA		13,975,178
16,376	Vonovia Se		1,197,402
17,618	Woori Financial Group, Inc.		157,805
1,031,080	Yuanta Financial Holding Co. Ltd.		754,100
22,690	Zurich Insurance Group AG		9,587,324
	Total Financials		219,938,966
	Industrials	16.06%
424,253	ABB Ltd.		11,859,598
41,834	Aena Sme SA		7,278,647
349,641	Anhui Conch Cement Co. Ltd., Class H		2,189,244
260,919	Atlas Copco AB, Class A		13,378,669
767,862	Balfour Beatty PLC		2,836,100
26,597	Canadian National Railway Co.		2,921,495
49,720	Canadian Pacific Railway Ltd.		17,237,427
7,600	Canadian Pacific Railway Ltd.		2,633,931
773,000	China Railway Group Ltd., Class H		340,948
30,554	CIE de Saint-Gobain		1,401,913
363,000	Compeq Manufacturing Co. Ltd.		561,980
72,656	CRH PLC		3,024,318
3,411	Daelim Industrial Co. Ltd.		260,621
22,500	Daifuku Co. Ltd.		2,780,764
22,132	Deutsche Post AG		1,096,724
80,705	DSV Panalpina A/S		13,531,536
48,600	Ebara Corp.*		1,586,343
38,700	Fanuc Corp.		9,505,855
114,357	Flexium Interconnect, Inc.		492,462
37,130	Gea Group AG		1,330,202
72,267	Halma PLC		2,419,256
22,900	Harmonic Drive Systems, Inc.		2,045,019
31,081	Heidelbergcement AG		2,328,145

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Industrials (continued)
498,472	HON HAI Precision Industry Co. Ltd.		$1,632,124
45,300	Hoya Corp.		6,261,136
36,910	Keyence Corp.		20,734,951
22,019	Kingspan Group PLC		1,546,433
9,426	Mettler-Toledo International, Inc.		10,742,624
45,600	Miura Co. Ltd.		2,544,007
170,200	Murata Manufacturing Co. Ltd.		15,364,076
48,011	Nibe Industrier AB, Class B		1,576,680
130,000	Pegatron Corp.		311,374
41,721	Pidilite Industries Ltd.		1,008,173
15,479	Schneider Electric Se		2,240,523
102,214	Siemens AG		14,697,513
57,328	Siemens Energy AG		2,104,310
46,380	Sika AG		12,687,012
59,140	SKF AB, Class B		1,536,730
239,000	Techtronic Industries Co. Ltd.		3,409,068
182,000	Tekfen Holding As		406,240
31,400	Tfi International, Inc.		1,615,104
72,761	Vinci SA		7,243,214
56,871	Wartsila OYJ Abp		567,114
205,400	Wpg Holdings Ltd.		313,605
143,000	Zhen Ding Technology Holding Ltd.		580,184
	Total Industrials		212,163,392
	Technology	13.94%
62,265	Accenture PLC, Class A		16,264,241
10,535	Asm International NV		2,319,573
16,917	ASML Holding NV		8,228,805
32,470	ASML Holding NV, Class G		15,836,268
147,480	Avast PLC		1,083,589
22,047	Be Semiconductor Industries NV		1,337,451
43,200	Capcom Co. Ltd.		2,803,429
54,000	Compal Electronics, Inc.		39,782
19,138	Compugroup Medical Se & Co. KGAA		1,840,521
10,588	Dassault Systemes Se		2,152,464
263,152	Infineon Technologies AG		10,106,940
255,216	Infosys Ltd.		4,325,911
300,000	Inventec Corp.		256,246
958,000	Lenovo Group Ltd.		904,397
10,163	LG Corp.		818,616
36,877	Logitech International SA		3,584,447
179,413	Mediatek, Inc.		4,769,789
18,026	Nemetschek Se		1,332,165
20,252	NetEase, Inc.		1,939,534
59,700	NetEase, Inc.		1,136,432
48,200	Nomura Research Institute Ltd.		1,725,013
14,600	OBIC Co. Ltd.		2,931,454
330,000	Powertech Technology, Inc.		1,114,563
281,739	Samsung Electronics Co. Ltd.		21,007,879
117,189	SAP Se		15,373,910

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Technology (continued)
270,000	Sino-American Silicon Products, Inc.		$1,705,637
23,351	SK Hynix, Inc.		2,547,265
482,314	Taiwan Semiconductor Manufacturing Co. Ltd.		52,591,519
8,709	Teleperformance		2,890,945
213,442	Wipro Ltd.		1,205,947
	Total Technology		184,174,732
	Utilities	1.74%
50,057	Cia Paranaense de Energia		722,204
1,098,091	ENEL SpA		11,119,378
152,226	Iberdrola SA		2,179,196
46,700	Northland Power, Inc.		1,674,089
170,585	RWE AG		7,215,425
	Total Utilities		22,910,292
	Total Equities	96.83%	1,279,055,898
	(Cost $892,096,151)
	Rights
15,350	China Lumena		$–
	Total Rights	0.00%	–
	(Cost $61,195)
	Short-Term Investments
$38,370,522	Dreyfus Government Cash Management		$38,370,522
	Total Short-Term Investments	2.90%	38,370,522
	(Cost $38,370,522)
	Short-Term Investments-Repurchase Agreements
	Invested Cash Collateral for Securities Loaned
1,079,407	AMHERST D, 0.10%, 01/4/21		$1,079,208
3,203,220	CANTOR D, 0.07%, 01/4/21		3,203,021
2,807,792	CITADEL A, 0.13%, 01/4/21		2,807,594
1,252,455	JVB D, 0.13%, 01/4/21		1,252,256
1,431,074	MIRAE D, 0.13%, 01/4/21		1,430,875
1,569,408	PALAFOX A, 0.13%, 01/4/21		1,569,210
3,945,919	RBC D, 0.08%, 01/4/21		3,945,721
3,179,289	SWIB A Bi-lateral, 0.16%, 01/4/21		3,179,091
	Total Short-Term Investments-Repurchase Agreements	1.40%	18,466,976
	(Cost $18,466,976)
	Total Investments	101.13%	1,335,893,396
	(Cost $948,994,844)
	Liabilities, Less Other Assets	-1.13%	(14,902,790)
	Net Assets	100.00%	$1,320,990,606

*	All or a portion of this security is on loan.

The market value of all loaned securities, including securities not in the top 50 holdings, is $19,300,301.

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

SMALL CAPITALIZATION EQUITY INDEX FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities
	Basic Materials	5.06%
16,612	Advansix, Inc.		$332,074
72,520	Allegheny Technologies, Inc.		1,216,160
15,873	American Vanguard Corp.		246,349
55,822	Arconic Corp.		1,663,496
18,715	Balchem Corp.		2,156,342
27,607	Carpenter Technology Corp.		803,916
30,284	Century Aluminum Co.		334,032
9,883	Clearwater Paper Corp.		373,083
227,754	Cleveland-Cliffs, Inc.		3,316,098
48,536	Ferro Corp.		710,082
28,628	Gcp Applied Technologies, Inc.		677,052
26,279	Glatfelter Corp.		430,450
5,859	Hawkins, Inc.		306,484
29,945	HB Fuller Co.		1,553,547
14,278	Innospec, Inc.		1,295,443
9,189	Kaiser Aluminum Corp.		908,792
12,474	Koppers Holdings, Inc.		388,690
18,615	Kraton Corp.		517,311
84,604	Livent Corp.		1,593,939
23,999	Mercer International, Inc.		245,990
9,887	Neenah, Inc.		546,949
7,720	Quaker Chemical Corp.*		1,956,171
38,201	Rayonier Advanced Materials, Inc.		249,071
10,520	Rogers Corp.		1,633,651
12,503	Stepan Co.		1,491,858
	Total Basic Materials		24,947,030
	Communications	4.57%
26,985	Adtran, Inc.		398,568
16,843	AMC Networks, Inc., Class A*		602,474
6,354	Atn International, Inc.		265,343
19,767	Calamp Corp.		196,089
29,774	Cincinnati Bell, Inc.		454,947
24,223	Cogent Communications Holdings, Inc.		1,450,231
43,217	Consolidated Communications Holdings, Inc.		211,331
7,600	Eplus, Inc.		668,420
32,392	EW Scripps Co. (The), Class A		495,274
69,582	Extreme Networks, Inc.		479,420
73,535	Gannett Co., Inc.*		247,078
54,906	Harmonic, Inc.*		405,755
17,009	Healthstream, Inc.		371,477
67,525	Iridium Communications, Inc.		2,655,421
15,454	Liquidity Services, Inc.		245,873
22,945	Meredith Corp.		440,544
17,077	Netgear, Inc.		693,838
38,046	Nic, Inc.		982,728
18,764	Perficient, Inc.		894,105
21,250	Plantronics, Inc.*		574,387
27,813	Quinstreet, Inc.		596,311
16,849	Scholastic Corp.		421,225

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Communications (continued)
28,897	Shenandoah Telecommunications Co.		$1,249,795
12,695	Shutterstock, Inc.		910,231
10,054	Spok Holdings, Inc.		111,901
10,345	Stamps.com, Inc.		2,029,586
13,783	Techtarget, Inc.		814,713
128,854	Viavi Solutions, Inc.		1,929,589
134,751	Vonage Holdings Corp.		1,734,919
	Total Communications		22,531,573
	Consumer, Cyclical	16.19%
35,513	Abercrombie & Fitch Co., Class A*		723,045
17,684	Albany International Corp., Class A		1,298,359
7,486	Allegiant Travel Co., Class A		1,416,651
63,738	American Axle & Manufacturing Holdings, Inc.		531,575
3,470	America's Car-Mart, Inc./Tx		381,145
10,925	Asbury Automotive Group, Inc.		1,592,209
17,060	Barnes & Noble Education, Inc.		79,329
71,500	Bed Bath & Beyond, Inc.*		1,269,840
20,375	Big Lots, Inc.*		874,699
12,684	BJ's Restaurants, Inc.		488,207
45,236	Bloomin' Brands, Inc.		878,483
16,470	Boot Barn Holdings, Inc.*		714,139
25,645	Brinker International, Inc.		1,450,738
16,381	Buckle, Inc. (The)		478,325
21,360	Caleres, Inc.		334,284
54,413	Callaway Golf Co.		1,306,456
85,534	Capri Holdings LTD		3,592,428
11,078	Cato Corp. (The), Class A		106,238
4,988	Cavco Industries, Inc.		875,145
16,842	Century Communities, Inc.		737,343
23,715	Cheesecake Factory, Inc. (The)*		878,878
67,477	Chico's FAS, Inc.		107,288
8,366	Children's Place, Inc. (The)*		419,137
11,107	Chuy's Holdings, Inc.		294,224
11,018	Conn's, Inc.		128,800
28,345	Cooper Tire & Rubber Co.		1,147,972
9,508	Cooper-Standard Holdings, Inc.		329,642
25,519	Core-Mark Holding Co., Inc.		749,493
38,582	Crocs, Inc.		2,417,548
20,703	Daktronics, Inc.		96,890
26,878	Dave & Buster's Entertainment, Inc.		806,878
33,074	Designer Brands, Inc., Class A*		253,016
9,315	Dine Brands Global, Inc.		540,270
16,169	Dorman Products, Inc.		1,403,793
10,737	El Pollo Loco Holdings, Inc.		194,340
13,213	Ethan Allen Interiors, Inc.		267,035
10,089	Fiesta Restaurant Group, Inc.		115,015
27,909	Fossil Group, Inc.		241,971
13,537	Foundation Building Materials, Inc.		260,046
31,614	Gamestop Corp., Class A*		595,608

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

SMALL CAPITALIZATION EQUITY INDEX FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Consumer, Cyclical (continued)
8,024	Genesco, Inc.		$241,442
18,394	Gentherm, Inc.		1,199,657
25,032	G-III Apparel Group Ltd.		594,260
24,773	Gms, Inc.		755,081
9,749	Group 1 Automotive, Inc.		1,278,484
21,436	Guess?, Inc.		484,882
9,642	Haverty Furniture Cos., Inc.		266,794
26,190	Hawaiian Holdings, Inc.		463,563
9,530	Hibbett Sports, Inc.		440,095
13,252	Installed Building Products, Inc.		1,350,776
33,394	Interface, Inc., Class A		350,637
16,243	iRobot Corp.*		1,304,150
27,042	Kontoor Brands, Inc.*		1,096,823
27,125	La-Z-Boy, Inc., Class Z		1,080,660
14,167	LCI Industries		1,837,177
12,763	Lgi Homes, Inc.		1,350,964
16,846	Lumber Liquidators Holdings, Inc.		517,846
16,558	M/I Homes, Inc.		733,354
174,836	Macy's, Inc.*		1,966,905
13,020	Marcus Corp. (The)		175,510
12,755	Marinemax, Inc.		446,808
29,649	MDC Holdings, Inc.		1,440,941
21,516	Meritage Homes Corp.		1,781,955
41,599	Meritor, Inc.		1,161,028
21,118	Methode Electronics, Inc.		808,397
42,484	Michaels Cos., Inc. (The)*		552,717
7,194	Monarch Casino & Resort, Inc.		440,417
10,719	Motorcar Parts of America, Inc.		210,307
9,880	Movado Group, Inc.		164,206
29,804	Odp Corp. (The)		873,257
9,942	Oxford Industries, Inc.		651,300
6,186	PC Connection, Inc.		292,536
11,563	PetMed Express, Inc.*		370,710
13,692	Pricesmart, Inc.		1,247,204
8,702	Red Robin Gourmet Burgers, Inc.		167,339
13,647	Regis Corp.*		125,416
80,244	Resideo Technologies, Inc.		1,705,987
18,098	Ruth's Hospitality Group, Inc.		320,878
63,661	Sally Beauty Holdings, Inc.		830,139
14,273	Scansource, Inc.		376,522
20,216	Shake Shack, Inc., Class A*		1,713,912
4,889	Shoe Carnival, Inc.		191,551
29,757	Signet Jewelers Ltd.		811,473
28,317	Skywest, Inc.		1,141,458
15,774	Sleep Number Corp.		1,291,260
13,652	Sonic Automotive, Inc., Class A		526,558
11,367	Standard Motor Products, Inc.		459,909
44,595	Steven Madden Ltd.		1,575,095

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Consumer, Cyclical (continued)
31,291	Titan International, Inc.		$152,074
28,884	Tupperware Brands Corp.		935,553
8,920	Unifi, Inc.		158,241
8,643	Unifirst Corp./Ma		1,829,637
8,174	Universal Electronics, Inc.		428,808
13,371	Vera Bradley, Inc.		106,433
7,146	Veritiv Corp.		148,565
31,285	Wabash National Corp.		539,041
19,054	Winnebago Industries, Inc.		1,142,097
47,449	Wolverine World Wide, Inc.		1,482,781
42,786	Yeti Holdings, Inc.		2,929,557
11,918	Zumiez, Inc.		438,344
	Total Consumer, Cyclical		79,835,953
	Consumer, Non-cyclical	17.53%
19,313	Aaron's Co., Inc. (The)		366,174
37,930	Abm Industries, Inc.		1,435,271
9,142	Addus Homecare Corp.		1,070,437
25,469	Alarm.com Holdings, Inc.		2,634,768
8,333	American Public Education, Inc.		253,990
27,630	AMN Healthcare Services, Inc.		1,885,747
18,003	Andersons, Inc. (The)		441,254
23,986	Angiodynamics, Inc.		367,705
7,540	Ani Pharmaceuticals, Inc.		218,962
9,535	Anika Therapeutics, Inc.		431,554
45,245	Arlo Technologies, Inc.		352,459
38,344	B&G Foods, Inc., Class A*		1,063,279
20,576	Biotelemetry, Inc.		1,483,118
10,202	Calavo Growers, Inc.		708,325
22,310	Cal-Maine Foods, Inc.		837,517
24,699	Cardiovascular Systems, Inc.		1,080,828
20,159	Cardtronics PLC		711,613
5,897	Central Garden & Pet Co.*		227,683
22,683	Central Garden & Pet Co., Class A		824,073
19,277	Chefs' Warehouse, Inc. (The)*		495,226
2,877	Coca-Cola Consolidated, Inc.		766,059
40,605	Coherus Biosciences, Inc.		705,715
16,840	Conmed Corp.		1,886,080
67,288	Corecivic, Inc.		440,736
5,938	Corvel Corp.		629,428
64,251	Covetrus, Inc.		1,846,574
23,754	Cross Country Healthcare, Inc.		210,698
24,408	Cryolife, Inc.		576,273
11,553	Cutera, Inc.		278,543
43,759	Cytokinetics, Inc.		909,312
23,792	Deluxe Corp.		694,726
8,728	Eagle Pharmaceuticals, Inc./de		406,463
12,030	Enanta Pharmaceuticals, Inc.		506,463
30,255	Ensign Group, Inc. (The)		2,206,195
34,031	Evertec, Inc.		1,338,099

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

SMALL CAPITALIZATION EQUITY INDEX FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Consumer, Non-cyclical (continued)
6,358	Forrester Research, Inc.		$266,400
18,005	Fresh Del Monte Produce, Inc.		433,380
8,523	Fulgent Genetics, Inc.*		444,048
26,548	Glaukos Corp.		1,998,002
30,627	Green Dot Corp., Class A		1,708,987
24,742	Hanger, Inc.		544,077
10,975	Heidrick & Struggles International, Inc.		322,445
5,425	Heska Corp.		790,151
52,428	HMS Holdings Corp.		1,926,729
45,016	Innoviva, Inc.		557,748
11,218	Inogen, Inc.		501,220
19,460	Integer Holdings Corp.		1,579,957
10,604	Inter Parfums, Inc.		641,436
21,839	Invacare Corp.		195,459
8,998	J & J Snack Foods Corp.		1,398,019
5,520	John B Sanfilippo & Son, Inc.		435,307
18,770	Kelly Services, Inc., Class A		386,099
30,774	Korn Ferry		1,338,669
24,329	Lannett Co., Inc.		158,625
41,537	Lantheus Holdings, Inc.		560,334
11,481	Lemaitre Vascular, Inc.*		464,980
27,819	Luminex Corp.		643,175
13,721	Magellan Health, Inc.		1,136,648
6,816	Medifast, Inc.		1,338,253
25,952	Meridian Bioscience, Inc.		485,043
28,625	Merit Medical Systems, Inc.		1,588,974
8,228	Mgp Ingredients, Inc.		387,210
18,742	Monro, Inc.		998,949
45,849	Myriad Genetics, Inc.*		906,664
7,705	National Beverage Corp.*		654,155
21,467	Natus Medical, Inc.		430,199
64,795	Neogenomics, Inc.		3,488,563
24,697	Omnicell, Inc.		2,964,134
42,896	Orasure Technologies, Inc.		454,054
12,225	Orthofix Medical, Inc.		525,431
42,924	Owens & Minor, Inc.		1,161,094
26,794	Pacira Biosciences, Inc.		1,603,353
15,088	Pennant Group, Inc. (The)		876,009
38,987	Perdoceo Education Corp.		492,406
16,048	Phibro Animal Health Corp., Class A		311,652
7,557	Providence Service Corp. (The)		1,047,627
19,459	Quanex Building Products Corp.		431,406
69,252	R1 Rcm, Inc.		1,663,433
26,415	Radnet, Inc.		516,942
27,723	Rent-A-Center, Inc./Tx, Class A		1,061,514
17,146	Resources Connection, Inc.		215,525
63,717	Select Medical Holdings Corp.		1,762,412
4,155	Seneca Foods Corp., Class A		165,785

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Consumer, Non-cyclical (continued)
50,000	Simply Good Foods Co. (The)		$1,568,000
21,509	Spartannash Co.		374,472
93,399	Spectrum Pharmaceuticals, Inc.		318,491
34,074	Supernus Pharmaceuticals, Inc.		857,302
9,119	Surmodics, Inc.		396,859
11,888	Tactile Systems Technology, Inc.		534,247
17,234	Team, Inc.		187,851
23,131	Tivity Health, Inc.		453,136
19,960	Trueblue, Inc.		373,052
32,867	United Natural Foods, Inc.*		524,886
7,871	US Physical Therapy, Inc.		946,488
7,182	Usana Health Sciences, Inc.		553,732
36,741	Vanda Pharmaceuticals, Inc.		482,777
24,211	Varex Imaging Corp.		403,839
11,657	Viad Corp.		421,634
7,901	WD-40 Co.		2,099,138
35,061	Xencor, Inc.		1,529,711
13,253	Zynex, Inc.*		178,385
	Total Consumer, Non-cyclical		86,458,029
	Energy	3.27%
72,285	Archrock, Inc.		625,988
10,434	Bonanza Creek Energy, Inc.		201,689
22,369	Callon Petroleum Co.*		294,376
14,596	Consol Energy, Inc.		105,237
25,138	Core Laboratories NV*		666,408
8,313	Dmc Global, Inc.*		359,537
19,744	Dril-Quip, Inc.		584,817
14,276	Exterran Corp.		63,100
15,599	Futurefuel Corp.		198,107
18,861	Green Plains, Inc.*		248,399
79,425	Helix Energy Solutions Group, Inc.		333,585
60,547	Helmerich & Payne, Inc.		1,402,269
5,066	Laredo Petroleum, Inc.		99,800
61,799	Matador Resources Co.		745,296
15,037	Matrix Service Co.		165,708
3,612	Nabors Industries Ltd.*		210,327
62,084	Now, Inc.		445,763
55,878	Oceaneering International, Inc.		444,230
34,342	Oil States International, Inc.		172,397
22,533	Par Pacific Holdings, Inc.		315,011
105,502	Patterson-UTI Energy, Inc.		554,941
54,076	Pbf Energy, Inc., Class A		383,940
56,066	Pdc Energy, Inc.		1,151,035
8,649	Penn Virginia Corp.		87,787
45,427	Propetro Holding Corp.		335,706
136,296	Qep Resources, Inc.		325,748
144,932	Range Resources Corp.		971,044
22,282	Renewable Energy Group, Inc.		1,578,011
2,967	Rex American Resources Corp.		217,986

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

SMALL CAPITALIZATION EQUITY INDEX FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Energy (continued)
33,100	Rpc, Inc.		$104,265
59,957	SM Energy Co.*		366,937
364,190	Southwestern Energy Co.		1,085,286
49,100	Suncoke Energy, Inc.		213,585
13,316	Talos Energy, Inc.		109,724
41,611	US Silica Holdings, Inc.		292,109
29,914	Warrior Met Coal, Inc.		637,767
	Total Energy		16,097,915
	Financials	23.86%
48,654	Acadia Realty Trust		690,400
31,418	Agree Realty Corp.*		2,091,810
40,920	Alexander & Baldwin, Inc.		703,006
10,586	Allegiance Bancshares, Inc.		361,300
25,776	AMBAC Financial Group, Inc.		396,435
28,358	American Assets Trust, Inc.		818,979
51,777	American Equity Investment Life Holding Co.		1,432,152
39,102	Ameris Bancorp		1,488,613
10,870	Amerisafe, Inc.		624,264
72,629	Apollo Commercial Real Estate Finance, Inc.		811,266
32,497	Armada Hoffler Properties, Inc.		364,616
36,423	Armour Residential REIT, Inc., Class REIT		393,004
45,431	Assured Guaranty Ltd.		1,430,622
28,905	Axos Financial, Inc.		1,084,805
24,921	Banc of California, Inc.		366,588
10,482	Bancfirst Corp.		615,293
51,986	Bankunited, Inc.		1,808,073
19,782	Banner Corp.		921,643
28,536	Berkshire Hills Bancorp, Inc.		488,536
27,371	Blucora, Inc.		435,473
46,284	Boston Private Financial Holdings, Inc.		391,100
95,981	Brandywine Realty Trust		1,143,134
35,427	Brightsphere Investment Group, Inc.		683,033
44,487	Brookline Bancorp, Inc.		535,624
71,034	Cadence Bancorp, Class A		1,166,378
72,631	Capitol Federal Financial, Inc.		907,888
54,425	Capstead Mortgage Corp.		316,209
54,679	Caretrust REIT, Inc.		1,212,780
7,347	Centerspace		518,992
15,857	Central Pacific Financial Corp.		301,442
26,753	Chatham Lodging Trust		288,932
8,884	City Holding Co.		617,882
40,292	Columbia Banking System, Inc.		1,446,483
30,128	Community Bank System, Inc.		1,877,276
12,670	Community Healthcare Trust, Inc.		596,884
16,359	Customers Bancorp, Inc.		297,407
71,674	Cvb Financial Corp.		1,397,643
113,247	Diamondrock Hospitality Co.		934,288
15,993	Dime Community Bancshares, Inc.		252,210

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Financials (continued)
135,244	Diversified Healthcare Trust		$557,205
18,115	Eagle Bancorp, Inc.		748,150
46,082	Easterly Government Properties, Inc.		1,043,757
14,683	Ehealth, Inc.*		1,036,767
16,330	Employers Holdings, Inc.		525,663
17,738	Encore Capital Group, Inc.		690,895
20,407	Enova International, Inc.		505,481
59,465	Essential Properties Realty Trust, Inc.		1,260,658
29,503	Ezcorp, Inc., Class A*		141,319
17,529	FB Financial Corp.		608,782
122,796	First Bancorp/Puerto Rico		1,132,179
16,110	First Bancorp/Southern Pines Nc		545,001
54,094	First Commonwealth Financial Corp.		591,788
55,154	First Financial Bancorp		966,850
73,594	First Hawaiian, Inc.		1,735,347
64,317	First Midwest Bancorp, Inc./Il		1,023,927
26,620	Flagstar Bancorp, Inc.		1,085,031
42,038	Four Corners Property Trust, Inc.		1,251,471
54,354	Franklin Street Properties Corp.		237,527
68,159	Geo Group, Inc. (The)*		603,889
20,450	Getty Realty Corp.		563,193
50,464	Global NET Lease, Inc.		864,953
31,407	Granite Point Mortgage Trust, Inc.		313,756
30,957	Great Western Bancorp, Inc.		647,001
8,666	Greenhill & Co., Inc.		105,205
17,286	Hanmi Financial Corp.		196,023
3,458	Hci Group, Inc.*		180,853
20,206	Heritage Financial Corp./Wa		472,618
21,155	Hersha Hospitality Trust, Class A		166,913
12,260	Homestreet, Inc.		413,775
69,278	Hope Bancorp, Inc.		755,823
23,303	Horace Mann Educators Corp.		979,658
54,418	Independence Realty Trust, Inc.		730,834
18,549	Independent Bank Corp.		1,354,819
20,699	Independent Bank Group, Inc.		1,294,102
37,189	Industrial Logistics Properties Trust		866,132
12,686	Innovative Industrial Properties, Inc., Class A		2,323,187
102,059	Invesco Mortgage Capital, Inc.*		344,959
42,021	iStar, Inc.		624,012
17,395	James River Group Holdings Ltd.		854,964
47,811	Kite Realty Group Trust		715,253
15,375	KKR Real Estate Finance Trust, Inc.		275,520
157,223	Lexington Realty Trust		1,669,708
22,273	LTC Properties, Inc.		866,642
48,406	Mack-Cali Realty Corp.		603,139
13,936	Marcus & Millichap, Inc.		518,837
18,820	Meta Financial Group, Inc.		688,059
40,777	Mr Cooper Group, Inc.		1,265,310
17,221	National Bank Holdings Corp., Class A		564,160

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

SMALL CAPITALIZATION EQUITY INDEX FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Financials (continued)
35,747	National Storage Affiliates Trust*		$1,287,964
24,548	Nbt Bancorp, Inc.		787,991
214,414	New York Mortgage Trust, Inc.		791,188
12,765	Nexpoint Residential Trust, Inc.		540,087
47,724	Nmi Holdings, Inc., Class A		1,080,949
26,903	Northfield Bancorp, Inc.		331,714
71,913	Northwest Bancshares, Inc.		916,172
27,161	Office Properties Income Trust		617,098
28,893	Ofg Bancorp		535,676
92,990	Old National Bancorp		1,539,914
53,111	Pacific Premier Bancorp, Inc.		1,663,968
12,420	Palomar Holdings, Inc., Class A		1,103,393
7,986	Park National Corp.*		838,610
55,942	Pennymac Mortgage Investment Trust		984,020
7,963	Piper Sandler Cos.		803,467
26,014	Pra Group, Inc.		1,031,715
7,631	Preferred Bank/Los Angeles CA		385,137
30,324	Proassurance Corp.		539,464
41,022	Provident Financial Services, Inc.		736,755
10,784	RE/Max Holdings, Inc., Class A		391,783
23,213	Ready Capital Corp.		289,002
65,847	Realogy Holdings Corp.		863,913
63,249	Redwood Trust, Inc.		555,326
31,619	Renasant Corp.		1,064,928
66,973	Retail Opportunity Investments Corp.		896,768
121,626	Retail Properties of America, Inc., Class A		1,041,119
45,557	Rpt Realty		394,068
22,120	S&t Bancorp, Inc.		549,461
8,520	Safehold, Inc.*		617,615
7,962	Safety Insurance Group, Inc.		620,240
7,361	Saul Centers, Inc.		233,196
31,043	Seacoast Banking Corp. of Florida		914,216
26,383	Servisfirst Bancshares, Inc.		1,062,971
61,247	Simmons First National Corp., Class A		1,322,323
85,830	Site Centers Corp.		868,600
17,679	Southside Bancshares, Inc.*		548,579
18,545	St Joe Co. (The)		787,235
15,035	Stewart Information Services Corp.		727,093
9,353	Stonex Group, Inc.		541,539
60,348	Summit Hotel Properties, Inc.		543,735
53,766	Tanger Factory Outlet Centers, Inc.*		535,509
46,228	Third Point Reinsurance Ltd		440,091
6,805	Tompkins Financial Corp.		480,433
12,753	Triumph Bancorp, Inc.		619,158
18,758	Trupanion, Inc.		2,245,520
54,262	Trustco Bank Corp. NY		361,928
48,694	United Community Banks, Inc./Ga		1,384,857
12,113	United Fire Group, Inc.		304,036

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Financials (continued)
11,872	United Insurance Holdings Corp.		$67,908
132,622	Uniti Group, Inc.		1,555,656
7,275	Universal Health Realty Income Trust		467,564
16,045	Universal Insurance Holdings, Inc.		242,440
16,964	Urstadt Biddle Properties, Inc., Class A		239,701
27,944	Veritex Holdings, Inc.		717,043
4,159	Virtus Investment Partners, Inc.		902,503
35,922	Waddell & Reed Financial, Inc., Class A*		914,933
16,367	Walker & Dunlop, Inc.		1,506,091
46,640	Washington Real Estate Investment Trust		1,008,823
15,119	Westamerica Bancorporation		835,930
22,402	Whitestone REIT, Class B		178,544
65,449	Wisdomtree Investments, Inc.		350,152
2,396	World Acceptance Corp.*		244,919
64,647	Xenia Hotels & Resorts, Inc.		982,634
	Total Financials		117,658,923
	Industrials	17.54%
23,864	Aaon, Inc.*		1,590,058
19,061	Aar Corp.		690,389
21,748	Advanced Energy Industries, Inc.		2,108,903
17,781	Aegion Corp., Class A		337,661
12,724	Aerovironment, Inc.		1,105,716
5,789	Alamo Group, Inc.		798,592
9,821	American Woodmark Corp.		921,701
15,094	Apogee Enterprises, Inc.		478,178
22,447	Applied Industrial Technologies, Inc.		1,750,641
11,940	Applied Optoelectronics, Inc.		101,609
14,604	Arcbest Corp.		623,153
27,675	Arcosa, Inc.		1,520,188
13,282	Astec Industries, Inc.		768,762
14,979	Atlas Air Worldwide Holdings, Inc.		816,955
15,125	AZZ, Inc.		717,530
16,384	Badger Meter, Inc.		1,541,079
26,686	Barnes Group, Inc.		1,352,713
5,762	BEL Fuse, Inc., Class B		86,603
20,524	Benchmark Electronics, Inc.		554,353
22,935	Boise Cascade Co.		1,096,293
27,413	Brady Corp., Class A		1,447,955
13,040	Bristow Group, Inc.		343,213
20,186	Chart Industries, Inc.		2,377,709
11,704	Circor International, Inc.		449,902
21,017	Comfort Systems USA, Inc.		1,106,755
14,073	Comtech Telecommunications Corp.		291,170
18,896	Dorian Lpg Ltd.		230,342
9,650	Dxp Enterprises, Inc./Tx		214,519
15,476	Echo Global Logistics, Inc.		415,066
11,870	Encore Wire Corp.		718,966
34,904	Enerpac Tool Group Corp., Class A		789,179
11,905	EnPro Industries, Inc.		899,066

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

SMALL CAPITALIZATION EQUITY INDEX FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Industrials (continued)
15,090	Esco Technologies, Inc.		$1,557,590
29,424	Exponent, Inc.		2,649,043
20,785	Fabrinet		1,612,708
10,048	Faro Technologies, Inc.		709,690
35,080	Federal Signal Corp.		1,163,604
15,719	Forward Air Corp.		1,207,848
22,431	Franklin Electric Co., Inc.		1,552,449
18,938	Gibraltar Industries, Inc.		1,362,400
26,851	Granite Construction, Inc.*		717,190
18,795	Greenbrier Cos., Inc. (The)		683,762
26,210	Griffon Corp.		534,160
44,968	Harsco Corp.		808,525
7,388	Haynes International, Inc.		176,130
27,928	Heartland Express, Inc.		505,497
43,202	Hillenbrand, Inc.		1,719,440
19,009	Hub Group, Inc., Class A		1,083,513
13,106	Ichor Holdings Ltd.		395,080
11,474	Insteel Industries, Inc.		255,526
22,727	Itron, Inc.		2,179,519
18,241	John Bean Technologies Corp.		2,077,103
15,945	Kaman Corp.		910,938
51,584	Knowles Corp.		950,693
6,375	Lindsay Corp.		818,932
10,096	Lydall, Inc.		303,183
33,871	Marten Transport Ltd.		583,597
11,898	Materion Corp.		758,141
24,679	Matson, Inc.		1,405,963
17,959	Matthews International Corp., Class A		527,995
3,044	Mesa Laboratories, Inc.		872,532
16,940	Moog, Inc., Class A		1,343,342
33,089	Mueller Industries, Inc.		1,161,755
21,804	Myers Industries, Inc.		453,087
9,900	Myr Group, Inc.		594,990
5,427	Olympic Steel, Inc.		72,342
9,378	OSI Systems, Inc.		874,217
10,925	Park Aerospace Corp.		146,504
12,411	Patrick Industries, Inc.		848,292
34,444	Pgt Innovations, Inc.		700,591
16,219	Plexus Corp.		1,268,488
4,967	Powell Industries, Inc.		146,477
15,438	Proto Labs, Inc.		2,368,189
20,853	Raven Industries, Inc.		690,026
14,982	Saia, Inc.		2,708,746
36,612	Sanmina Corp.		1,167,557
10,775	SEACOR Holdings, Inc.		446,624
7,910	SMART Global Holdings, Inc.*		297,653
25,950	SPX Corp.		1,415,313
24,486	SPX Flow, Inc.		1,419,209

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Industrials (continued)
7,205	Standex International Corp.		$558,532
10,758	Tennant Co.		754,889
22,470	Timkensteel Corp.		104,935
15,612	Tredegar Corp.		260,720
22,420	Trinseo SA		1,148,128
30,296	Triumph Group, Inc.		380,518
55,859	TTM Technologies, Inc.		770,575
35,188	Ufp Industries, Inc.		1,954,693
9,371	US Concrete, Inc.		374,559
17,698	US Ecology, Inc.		642,968
12,553	Vicor Corp.		1,157,638
15,938	Watts Water Technologies, Inc., Class A		1,939,655
	Total Industrials		86,498,882
	Technology	9.81%
70,214	3d Systems Corp.*		735,843
60,476	8x8, Inc.		2,084,608
11,789	Agilysys, Inc.		452,462
93,053	Allscripts Healthcare Solutions, Inc.*		1,343,685
18,848	Axcelis Technologies, Inc.		548,854
2,563	BM Technologies, Inc.		35,985
22,207	Bottomline Technologies de, Inc.		1,171,197
41,915	Brooks Automation, Inc.		2,843,933
12,666	Ceva, Inc.		576,303
23,963	COHU, Inc.		914,907
8,952	Computer Programs & Systems, Inc.		240,272
18,539	Csg Systems International, Inc.		835,553
18,157	Cts Corp.		623,330
18,170	Cubic Corp.		1,127,267
44,117	Diebold Nixdorf, Inc.		470,287
16,454	Digi International, Inc.		310,981
23,905	Diodes, Inc.		1,685,302
17,767	Donnelley Financial Solutions, Inc.		301,506
12,348	DSP Group, Inc.		204,853
13,389	Ebix, Inc.*		508,380
19,180	Exlservice Holdings, Inc.		1,632,793
44,041	FormFactor, Inc.		1,894,644
84,588	Glu Mobile, Inc.		762,138
19,749	Insight Enterprises, Inc.		1,502,701
34,951	Kulicke & Soffa Industries, Inc.		1,111,791
35,358	Liveperson, Inc.		2,200,328
15,338	ManTech International Corp./VA, Class A		1,364,162
38,523	Maxlinear, Inc., Class A		1,471,193
4,134	Microstrategy, Inc., Class A		1,606,266
10,847	Mts Systems Corp.		630,862
34,422	Nextgen Healthcare, Inc.		627,857
19,580	Onespan, Inc.		404,914
27,621	Onto Innovation, Inc.		1,313,379
16,794	Pdf Solutions, Inc.		362,750
36,925	Photronics, Inc.		412,083

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

SMALL CAPITALIZATION EQUITY INDEX FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Technology (continued)
100,819	Pitney Bowes, Inc.		$621,045
34,010	Power Integrations, Inc.		2,784,059
25,561	Progress Software Corp.		1,155,102
64,289	Rambus, Inc.		1,122,486
20,166	Sps Commerce, Inc.		2,189,826
22,264	Sykes Enterprises, Inc.		838,685
13,770	Tabula Rasa Healthcare, Inc.*		589,907
10,671	Ttec Holdings, Inc.		778,236
23,075	Ultra Clean Holdings, Inc.		718,786
36,055	Unisys Corp.		709,562
28,253	Veeco Instruments, Inc.*		490,472
16,206	Virtusa Corp.		828,613
59,911	Xperi Holding Corp.		1,252,140
	Total Technology		48,392,288
	Utilities	1.61%
21,247	American States Water Co.		1,689,349
39,155	Avista Corp.		1,571,682
28,777	California Water Service Group		1,554,821
10,168	Chesapeake Utilities Corp.		1,100,279
17,459	Northwest Natural Holding Co.		802,939
57,372	South Jersey Industries, Inc.		1,236,367
	Total Utilities		7,955,437
	Total Equities	99.44%	490,376,030
	(Cost $428,146,625)
	Rights
13,290	Ferroglobe PLC		$21,796
20,366	Media General CVR		–
1,230	Omthera Pharmaceuticals, Inc. CVR		–
61,398	Progenic Pharmaceuticals CVR		–
2,044	Tobira Therapeutics Inc. CVR*		–
	Total Rights	0.00%	21,796
	(Cost $123)
	Short-Term Investments
$3,732,418	Dreyfus Government Cash Management		$3,732,418
	Total Short-Term Investments	0.76%	3,732,418
	(Cost $3,732,418)
	Short-Term Investments-Repurchase Agreements
	Invested Cash Collateral for Securities Loaned
1,775,813	CANTOR D, 0.07%, 01/4/21		$1,775,663
2,013,900	CITADEL A, 0.13%, 01/4/21		2,013,749
2,013,943	CITI D, 0.07%, 01/4/21		2,013,792
662,135	NOMURA D, 0.07%, 01/4/21		661,984
2,013,943	RBC D, 0.08%, 01/4/21		2,013,792
	Total Short-Term Investments-Repurchase Agreements	1.72%	8,478,980

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Short-Term Investments-Repurchase Agreements (continued)
	Invested Cash Collateral for Securities Loaned (continued)
	(Cost $8,478,980)
	Total Investments	101.92%	502,609,224
	(Cost $440,358,146)
	Liabilities, Less Other Assets	-1.92%	(9,457,419)
	Net Assets	100.00%	$493,151,805

*	All or a portion of this security is on loan.

The market value of all loaned securities, including securities not in the top 50 holdings, is $28,676,805.

CATHOLIC UNITED INVESTMENT TRUST

FUTURES CONTRACTS

SMALL CAPITALIZATION EQUITY INDEX FUND

December 31, 2020

$174,000 of cash pledged as margin for futures contracts. The Portfolio had the following open futures contracts at December 31, 2020:

OPEN FUTURES CONTRACTS:
Type	Number of Contracts	Notional Amount	Position	Expiration	Unrealized Gains (Losses) at December 31, 2020
E-mini Russell 2000	29	$2,868,300	Long	Mar 2021	$(4,840)

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERNATIONAL SMALL CAPITALIZATION EQUITY FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities
	Basic Materials	6.20%
5,482	African Rainbow Minerals Ltd.		$97,748
350,407	Alumina Ltd.		496,169
2,183	Bulten AB		23,870
11,916	Cascades, Inc.		136,089
14,558	Centamin PLC		24,616
10,356	Centerra Gold, Inc., Class Common Subscription Receipt		119,817
3,990	Constellium Se, Class A		55,820
3,829	Coromandel International Ltd.		42,688
2,253	Dhanuka Agritech Ltd.		23,715
45,000	Dongyue Group Ltd.		35,692
5,146	Eid Parry India Ltd.		24,203
1,416	Ero Copper Corp.		22,696
25,038	Ferrexpo PLC		96,722
2,700	Fumakilla Ltd.		42,574
2,700	Furukawa Co. Ltd.		32,035
3,400	Godo Steel Ltd.		63,920
10,700	Hokuetsu Corp.		42,491
9,950	Igo Ltd.		48,985
169,047	Jubilee Metals Group PLC		29,463
3,000	Kanto Denka Kogyo Co. Ltd.		23,013
237	Kcc Corp.		43,089
8,913	Kemira OYJ		141,117
4,039	Koza Altin Isletmeleri As		52,549
24,187	Koza Anadolu Metal Madencilik Isletmeleri As		50,408
2,700	Kureha Corp.		190,121
4,000	Kyoei Steel Ltd.		55,402
2,456	LG Hausys Ltd.		176,349
21,300	Lintec Corp.		469,964
69,400	Lotte Chemical Titan Holding BHD		47,791
34,498	Mount Gibson Iron Ltd.		24,491
23,000	Nantex Industry Co. Ltd.		50,014
1,056	Nolato AB, Class B		106,982
114,183	Ramelius Resources Ltd.		148,464
38,026	Roxgold, Inc.		48,055
7,608	Royal Bafokeng Platinum Ltd.		33,863
132,081	Shanta Gold Ltd.		30,693
2,300	Sumitomo Forestry Co. Ltd.		47,985
44,000	Taita Chemical Co. Ltd.		60,994
2,300	Tokyo Tekko Co. Ltd.		45,534
1,570	Torex Gold Resources, Inc.		23,525
110,600	United Paper PCL		47,991
18,606	Wesdome Gold Mines Ltd.		155,099
134,600	Westgold Resources Ltd.		274,201
102,000	Yfy, Inc.		106,908
	Total Basic Materials		3,913,915
	Communications	5.21%
2,597	Adva Optical Networking Se		22,434
4,500	Audiocodes Ltd.		123,975

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Communications (continued)
6,510	AudioCodes Ltd.		$179,214
142,466	Bezeq The Israeli Telecommunication Corp. Ltd.		141,942
15,785	Codan Ltd./Australia		136,178
1,900	Digital Arts, Inc.		174,827
212,470	Dish Tv India Ltd.		38,965
1,791	Doubleugames Co. Ltd.		99,253
4,340	Flatexdegiro AG		337,198
6,182	Future PLC		146,870
27,000	Internet Initiative Japan, Inc.		531,396
27,593	ITV PLC		40,283
6,596	KT Skylife Co. Ltd.		53,494
218,600	Link NET TBK PT		37,496
29,087	Magyar Telekom Telecommunications PLC		37,288
54,229	My Community Corp.		205,881
65,400	My Eg Services BHD		31,216
14,518	Ooh!media Ltd.		18,597
10,685	Orange Polska SA		18,898
5,712	Prosiebensat.1 Media Se		96,133
58,825	Pushpay Holdings Ltd.		76,661
34,285	Reach PLC		67,299
12,800	Relia, Inc.		158,567
38,000	Rs PCL		21,943
29,600	Sky Perfect Jsat Holdings, Inc.		145,642
32,606	Spirent Communications PLC		117,667
3,249	Telenet Group Holding NV		139,454
3,900	Tv Asahi Holdings Corp.		63,914
900	Wowow, Inc.		24,713
	Total Communications		3,287,398
	Consumer, Cyclical	12.99%
198	Also Holding AG		56,671
964	Arb Corp. Ltd.		22,911
35,200	Asics Corp.		675,055
78,596	Autogrill SpA		526,029
13,589	Betsson AB		121,949
1,256	Brp, Inc.		82,902 7
4,000	Cawachi Ltd.		113,865
18,000	Chicony Power Technology Co. Ltd.		45,227
38,000	China Motor Corp.		68,432
315,169	Coats Group PLC		289,942
5,435	Collins Foods Ltd.		40,429
5,700	Create Restaurants Holdings, Inc.		34,229
5,200	Dcm Holdings Co. Ltd.		59,381
17,886	de' Longhi SpA		564,180
7,554	Dunelm Group PLC		125,254
1,600	EIZO Corp.		56,410
1,249	Electra Consumer Products 1970 Ltd.		43,335
341,800	Erajaya Swasembada TBK PT		53,520
1,739	Esprinet SpA		22,937
11,700	Exedy Corp.		143,580

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERNATIONAL SMALL CAPITALIZATION EQUITY FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Consumer, Cyclical (continued)
463	G5 Entertainment AB		$22,822
1,942	Games Workshop Group PLC		297,317
3,975	Gamesys Group PLC		61,943
25,807	Halfords Group PLC		94,189
820	Hornbach Baumarkt AG		35,919
2,291	Hornbach Holding AG & Co. KGAA		220,608
50,940	Infomedia Ltd.		75,864
6,200	Janome Sewing Machine Co. Ltd.		53,326
55,700	Jvckenwood Corp.		85,779
16,814	Kindred Group PLC		164,935
3,800	Komeri Co. Ltd.		107,325
3,700	K's Holdings Corp.		51,462
31,701	Leovegas AB		134,716
30,579	Marks & Spencer Group PLC		56,973
6,601	Maytronics Ltd.		99,258
79,227	Melia Hotels International SA		554,486
4,600	Mimasu Semiconductor Industry Co. Ltd.		115,039
2,900	Mitsui-Soko Holdings Co. Ltd.		64,660
6,000	Nafco Co. Ltd.		116,810
5,245	New Wave Group AB, Class B		34,807
8,000	Nien Made Enterprise Co. Ltd.		92,818
1,100	Nihon Chouzai Co. Ltd.		15,896
3,400	Nok Corp.		36,521
8,587	Pets At Home Group PLC		48,854
2,121	Richelieu Hardware Ltd.		55,006
1,400	Ride On Express Holdings Co. Ltd.		25,140
32,061	Safestore Holdings PLC		341,841
189,600	Samsonite International SA		335,976
969	Schaeffler AG		7,938
5,559	Schaeffler AG, Class Preference		46,490
30,600	Sega Sammy Holdings, Inc.		482,214
6,300	Seria Co. Ltd.		231,265
74,300	Sheng Siong Group Ltd.		87,137
1,400	St Marc Holdings Co. Ltd.		18,984
3,300	Tama Home Co. Ltd.		47,049
1,413	Thule Group AB		52,924
3,726	Tokmanni Group Corp.		74,037
3,400	Tokyotokeiba Co. Ltd.		154,119
7,300	Topre Corp.		111,786
4,339	Travis Perkins PLC		79,893
313,196	Trident Ltd./India		42,435
8,843	Unieuro SpA		148,881
845	Vaibhav Global Ltd.		28,298
16,000	Yadea Group Holdings Ltd.		33,057
	Total Consumer, Cyclical		8,193,035
	Consumer, Non-cyclical	19.67%
13,703	Aggreko PLC		117,258
7,600	Ain Holdings, Inc.		468,904

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Consumer, Non-cyclical (continued)
5,045	Alembic Pharmaceuticals Ltd.		$71,376
1,064	Altus Group Ltd./Canada		41,040
18,800	Ansell Ltd.		504,554
12,456	Arcticzymes Technologies ASA		92,526
4,600	Ariake Japan Co. Ltd.		330,592
44,243	Ava Risk Group Ltd.		19,460
384	Bachem Holding AG, Class B		171,811
7,846	Biogaia AB, Class B		513,032
3,278	Biosynex		66,579
84,866	Capita PLC		45,487
92,230	Clipper Logistics PLC		723,664
2,000	Cti Engineering Co. Ltd.		46,123
23,614	CVS Group PLC		484,833
25,186	de La Rue PLC		58,183
109	Dongwon Industries Co. Ltd.		22,326
58,000	Edvantage Group Holdings Ltd.		66,723
67,399	Emeco Holdings Ltd.		59,290
1,099	Empire Co. Ltd., Class Common Subscription Receipt		30,011
6,372	Getinge AB, Class B		149,048
53,836	Inghams Group Ltd.		129,613
5,670	Iol Chemicals And Pharmaceuticals Ltd.		57,470
2,491	I-Sens, Inc.		68,793
7,400	Itoham Yonekyu Holdings, Inc.		48,237
132,192	Iwg PLC		620,162
1,139	Kolmar Bnh Co. Ltd.		54,418
2,266	Korian SA		86,892
415,250	L'occitane International SA		1,034,664
18,223	Loomis AB, Class B		501,919
61,460	Marksans Pharma Ltd.		51,015
36,000	Minerva SA/Brazil		70,556
11,700	Nihon Kohden Corp.		435,159
12,400	Nipro Corp.		145,805
900	Nishio Rent All Co. Ltd.		18,829
3,100	Nisshin Oillio Group Ltd. (The)		91,128
1,626	Nomad Foods Ltd.		41,333
1,319	Nomad Foods Ltd.		33,529
4,794	North West Co., Inc. (The)		122,070
27,055	Norway Royal Salmon ASA		678,117
18,000	Pegavision Corp.		181,294
96,000	Perfect Shape Medical Ltd.		39,867
28,068	Pharming Group NV		43,684
83,947	Premier Foods PLC		114,981
3,200	Prima Meat Packers Ltd.		101,351
4,971	Qinetiq Group PLC		21,731
7,800	Qualicorp Consultoria E Corretora de Seguros SA		52,529
15,798	Redde Northgate PLC		57,443
4,090	Royal Unibrew A/S		475,054
9,200	Sakata Seed Corp.		318,563

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERNATIONAL SMALL CAPITALIZATION EQUITY FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Consumer, Non-cyclical (continued)
76,520	Savills PLC		$998,399
300	Sawai Pharmaceutical Co. Ltd.		13,599
4,200	Shin Nippon BioMedical Laboratories Ltd.		27,459
500	Ship Healthcare Holdings, Inc.		27,798
923	Societe BIC SA		52,243
15,000	Soiken Holdings, Inc.		91,675
24,501	Tate & Lyle PLC		225,868
972	Tecan Group AG		477,011
600	Tkc Corp.		44,980
2,500	Torii Pharmaceutical Co. Ltd.		77,970
3,700	Towa Pharmaceutical Co. Ltd.		68,592
88	Virbac SA		25,626
2,762	Viscofan SA		196,177
40,000	Vitasoy International Holdings Ltd.		155,793
2,200	Warabeya Nichiyo Holdings Co. Ltd.		30,194
7,300	Will Group, Inc., Class Preference		71,130
5,000	Yokohama Reito Co. Ltd.		41,745
	Total Consumer, Non-cyclical		12,405,285
	Diversified	0.06%
759	Elco Ltd.		38,461
	Total Diversified		38,461
	Energy	1.99%
370,000	Absolute Clean Energy PCL		44,953
1,487	Delek Group Ltd.		46,313
2,144	Gaztransport Et Technigaz SA		207,765
2,100	Japan Petroleum Exploration Co. Ltd.		38,158
4,250	Landis+gyr Group AG		333,673
7,442	Parex Resources, Inc.		102,342
7,560	Schoeller-Bleckmann Oilfield Equipment AG		287,676
8,283	Tethys Oil AB		49,622
2,178	Verbio Vereinigte Bioenergie AG		81,812
15,730	Whitecap Resources, Inc., Class Common Subscription Receipt		60,006
	Total Energy		1,252,320
	Financials	16.00%
3,100	77 Bank Ltd. (The)		42,156
27,410	Abacus Property Group		60,703
146	Advance Residence Investment Corp.		437,668
4,879	Alm Brand A/S		58,867
9,091	Arena REIT		20,203
18,301	Artis Real Estate Investment Trust, Class Trust Unit		153,131
478	Asr Nederland NV		19,213
7,117	Banca Generali SpA		237,206
16,652	Banca Sistema SpA		34,555
53,113	Banco Bpm SpA		117,495
2,927	Bank of Georgia Group PLC		48,813
6,152	Bawag Group AG		286,037

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Financials (continued)
51,789	Bper Banca		$94,099
8,288	Canaccord Genuity Group, Inc.		72,601
19,479	Charter Hall Group		221,106
670,000	China South City Holdings Ltd.		99,370
14,600	Credit Saison Co. Ltd.		167,714
50,096	Dovalue SpA		591,496
3,263	Dream Unlimited Corp., Class A		54,426
21,000	Farglory Land Development Co. Ltd.		42,078
4,398	Flow Traders		145,615
1,016,000	Gemdale Properties & Investment Corp. Ltd.		145,445
975	Granite Real Estate Investment Trust		59,617
939	Grupo Catalana Occidente SA		33,491
32,623	Hanwha General Insurance Co. Ltd.		115,170
2,287	Home Capital Group, Inc., Class B		53,315
53	Ichigo Hotel REIT Investment Corp., Class REIT		35,421
1,472	Intervest Offices & Warehouses NV		40,614
60,180	Investec PLC		154,079
456	Invincible Investment Corp., Class REIT		146,413
7,800	Japan Securities Finance Co. Ltd.		40,645
14,213	JB Financial Group Co. Ltd.		73,793
2,400	Juroku Bank Ltd. (The)		43,632
692	Jyske Bank A/S		26,515
100,000	K Wah International Holdings Ltd.		48,105
20	Kenedix Retail REIT Corp., Class REIT		48,719
129,000	Kindom Development Co. Ltd.		154,490
10,527	Korea Asset In Trust Co. Ltd.		38,181
17,825	Korea Real Estate Investment & Trust Co. Ltd.		33,146
2,655	Korean Reinsurance Co.		19,284
234,000	Kuoyang Construction Co. Ltd.		209,865
96,784	Man Group PLC/Jersey		182,573
91	Mirai Corp., Class REIT		33,890
29,139	Newriver REIT PLC		33,698
19,515	Ninety One Ltd.		58,457
26,285	Ninety One PLC		82,352
3,900	Nippon Commercial Development Co. Ltd.		63,347
11,000	Nishi-Nippon Financial Holdings, Inc.		70,212
4,200	Nomura Real Estate Holdings, Inc.		92,872
22,500	North Pacific Bank Ltd.		47,508
10,263	Norwegian Finans Holding ASA		87,683
6,588	Nyfosa AB		65,739
51,200	Osb Group PLC		296,469
12,603	Patrizia AG		404,785
6,252	Paypoint PLC		55,892
15,278	Plus500 Ltd.		302,822
79,000	Powerlong Real Estate Holdings Ltd.		54,508
1,739,900	Puradelta Lestari TBK PT		30,464
45,400	Qualitas Controladora SAB de CV		243,547
1,168	Rathbone Brothers PLC		24,588
9,589	Repco Home Finance Ltd.		30,578

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERNATIONAL SMALL CAPITALIZATION EQUITY FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Financials (continued)
309	Ringkjoebing Landbobank A/S		$28,139
28,648	Rothschild & Co.		907,853
83,472	Samhallsbyggnadsbolaget I Norden AB		291,299
48,000	S-Enjoy Service Group Co. Ltd.		109,943
216,900	Seven Bank Ltd.		457,981
36,000	Shining Building Business Co. Ltd.		21,140
6,500	Shinoken Group Co. Ltd.		70,071
21,700	Sichuan Languang Justbon Services Group Co. Ltd., Class H		98,511
40,244	Sirius Real Estate Ltd.		51,381
5,492	Sparebank 1 Nord Norge		47,852
81	Star Asia Investment Corp., Class REIT		39,541
900	Starts Corp., Inc.		24,983
22,800	Takara Leben Co. Ltd.		67,796
112	Takara Leben Real Estate Investment Corp., Class REIT		100,127
3,170	Tcs Group Holding PLC		104,293
65,000	Times China Holdings Ltd.		90,368
9,900	Tomony Holdings, Inc.		29,917
7,500	Uol Group Ltd.		43,752
66,284	Urban & Civic PLC		311,688
1,760	Warsaw Stock Exchange		21,587
55,106	Waypoint REIT		116,087
3,000	Yamanashi Chuo Bank Ltd. (The)		22,374
92,100	Yanlord Land Group Ltd.		78,048
854,000	Yuexiu Property Co. Ltd.		171,817
	Total Financials		10,093,024
	Industrials	26.51%
1,600	Achilles Corp.		21,944
73,100	Aem Holdings Ltd.		190,818
6,345	Als Ltd.		47,052
6,190	Andritz AG		283,865
18,700	Anritsu Corp.		417,306
10,918	Apl Apollo Tubes Ltd.		131,941
2,222	Bekaert SA		73,841
280,440	Biffa PLC		879,784
39,838	Bingo Industries Ltd.		75,008
1,121	Bucher Industries AG		514,370
609	Budimex SA		50,260
6,500	Bunka Shutter Co. Ltd.		61,257
4,451	Buzzi Unicem SpA		106,197
2,380	Chemometec A/S		226,126
42,000	China High Speed Transmission Equipment Group Co. Ltd.		41,167
3,600	Chodai Co. Ltd.		53,070
5,828	D/S Norden A/S		104,997
71,000	DA Cin Construction Co. Ltd.		68,099
1,600	Daihen Corp.		77,796

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Industrials (continued)
4,083	Dht Holdings, Inc.		$21,354
8,000	Dimerco Express Corp.		18,877
38,800	Dmg Mori Co. Ltd.		589,638
2,322	Dohwa Engineering Co. Ltd.		17,421
2,602	Dongkuk Structures & Construction Co. Ltd.		19,258
3,800	Ej Holdings, Inc.		38,609
9,511	Escorts Ltd.		164,063
11,405	Finning International, Inc.		241,976
10,600	Fluidra SA		271,714
65,800	Frencken Group Ltd.		65,718
30,000	Fuji Seal International, Inc.		585,501
5,200	Grupo Cementos de Chihuahua SAB de CV		31,452
46	Gurit Holding AG		129,057
1,721	H+h International A/S, Class B		37,342
10,200	Han Kuk Carbon Co. Ltd.		126,291
14,984	Hansol Technics Co. Ltd.		140,005
5,900	Hanwa Co. Ltd.		158,122
9,652	Heidelbergcement India Ltd.		29,953
34,000	Hitachi Zosen Corp.		187,709
12,300	Horiba Ltd.		720,761
42,735	Husqvarna AB, Class B		554,185
8,500	Iino Kaiun Kaisha Ltd.		35,319
8,207	Insun ENT Co. Ltd.		84,616
9,000	Inwido AB		132,054
41,000	Johnson Electric Holdings Ltd.		101,524
6,100	Kandenko Co. Ltd.		51,579
2,188	Keller Group PLC		20,876
537,500	Kerry Logistics Network Ltd.		1,178,447
1,900	Kintetsu World Express, Inc.		45,050
1,200	Kyudenko Corp.		38,704
5,452	Lindab International AB		113,122
18,432	Lisi		454,432
8,000	Lotes Co. Ltd.		135,099
2,298	Lpkf Laser & Electronics AG		82,805
12,100	Mabuchi Motor Co. Ltd.		526,800
6,500	Macnica Fuji Electronics Holdings, Inc.		127,488
500	Maruzen Showa Unyu Co. Ltd.		16,853
2,113	Metsa Board OYJ, Class B		22,286
5,000	Micro-Star International Co. Ltd.		23,578
13,274	Mullen Group Ltd.		113,569
13,943	National Express Group PLC		45,247
3,763	Ncc AB, Class B		68,730
5,500	Nippon Yusen KK		127,958
13,699	Nobina AB		115,596
1,795	Nordic Waterproofing Holding AB		35,845
1,800	Organo Corp.		106,872
270,600	Orora Ltd.		563,783
10,200	Osg Corp.		194,723
17,200	Osjb Holdings Corp.		46,480

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERNATIONAL SMALL CAPITALIZATION EQUITY FUND

December 31, 2020

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Industrials (continued)
16,000	Palfinger AG		$507,039
3,294	Per Aarsleff Holding A/S		167,042
2,056	Polyplex Corp. Ltd.		20,005
115,000	Polyplex Thailand PCL		86,749
19,453	Pricer AB, Class B		91,787
97,200	Prima Marine PCL		25,955
45,946	Renewi PLC		25,970
2,400	Restar Holdings Corp.		51,629
35,200	Riverstone Holdings Ltd./Singapore		29,563
14,156	Royal Mail PLC		65,347
50,428	Sacyr SA		124,636
8,600	Sanki Engineering Co. Ltd.		101,039
375	Schweiter Technologies AG		619,379
941	Semperit AG Holding		27,978
35,951	Senior PLC		43,860
30,611	Seohee Construction Co. Ltd.		43,114
7,900	Sho-Bond Holdings Co. Ltd.		383,350
6,200	Siam City Cement PCL		28,041
25,000	Sitc International Holdings Co. Ltd.		53,973
1,900	Takamatsu Construction Group Co. Ltd.		37,634
3,900	Tamron Co. Ltd.		68,976
13,210	Tarkett SA		232,749
6,295	Tfi International, Inc.		323,792
26,000	Tianneng Power International Ltd.		62,704
3,000	Toa Corp./Tokyo		57,882
2,200	Tokyo Electron Device Ltd.		67,442
4,600	Toyo Seikan Group Holdings Ltd.		50,213
3,100	Toyobo Co. Ltd.		41,435
6,326	Transcontinental, Inc., Class Common Subscription Receipt		101,842
2,946	Tube Investments of India Ltd.		32,289
10,000	Txc Corp.		26,657
4,892	Tyman PLC		23,438
1,112	Ultra Electronics Holdings PLC		31,495
3,085	Uponor OYJ		68,548
18,264	Valmet OYJ		522,024
1,386	Vicat SA		58,252
66,100	Vs Industry BHD		42,560
206,000	West China Cement Ltd.		30,553
2,675	Winpak Ltd.		89,909
3,300	Yokogawa Bridge Holdings Corp.		69,743
	Total Industrials		16,719,932
	Technology	6.51%
1,598	Ams AG		34,999
591	Asm International NV		130,125
9,000	Asrock, Inc.		49,968
168,558	Bravura Solutions Ltd.		418,818
6,519	Computacenter PLC		218,145

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Technology (continued)
3,600	Cresco Ltd.		$45,678
12,000	Cybernet Systems Co. Ltd.		110,301
28,709	Data#3 Ltd.		124,280
2,314	DB Hitek Co. Ltd.		108,639
1,217	Dialog Semiconductor PLC		66,546
2,800	Fortnox AB		157,685
19,684	Hansen Technologies Ltd.		56,656
6,000	International Games System Co. Ltd.		161,862
58,000	Ite Technology, Inc.		140,572
5,400	Itfor, Inc.		48,955
5,513	Kainos Group PLC		91,789
1,343	Know It AB		50,940
6,700	Konami Holdings Corp.		376,386
661	Lime Technologies AB		32,798
6,800	Mcj Co. Ltd.		72,976
1,200	Mitsubishi Research Institute, Inc.		49,688
750	Nagarro Se		83,507
2,000	Nippon Systemware Co. Ltd.		41,881
11,570	Ordina NV		40,700
6,749	Playtech PLC		37,022
4,156	Rovio Entertainment OYJ		32,087
1,250	Soitec		243,639
25,000	Sonix Technology Co. Ltd.		58,456
5,380	Sopra Steria Group		870,233
788	Tokai Carbon Korea Co. Ltd.		90,892
799	Wns Holdings Ltd.		57,568
	Total Technology		4,103,791
	Utilities	3.30%
219,938	Aksa Enerji Uretim As, Class B		220,160
62,725	Centrica PLC		39,956
72,400	Cia de Saneamento Do Parana, Class Preference		71,087
42,200	Cia Energetica de Minas Gerais		118,292
5,900	Cia Paranaense de Energia		85,123
14,939	Enea SA		26,201
7,586	Fjordkraft Holding ASA		74,159
22,852	Gujarat Gas Ltd.		117,720
18,200	Hokkaido Electric Power Co., Inc.		66,105
3,998	Mahanagar Gas Ltd.		58,065
10,670	Ormat Technologies Inc.		975,347
600	Ormat Technologies, Inc.		54,168
362	SK Gas Ltd.		34,824
67,331	Tauron Polska Energia SA		49,188
14,601	Torrent Power Ltd.		63,426
477	Xp Power Ltd.		30,581
	Total Utilities		2,084,402
	Total Equities	98.44%	62,091,563
	(Cost $53,872,316)

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Rights
1,170	IGO Ltd		$1,607
	Total Rights	0.00%	1,607
	(Cost $–)
	Short-Term Investments
$861,231	Dreyfus Government Cash Management		$861,231
	Total Short-Term Investments	1.37%	861,231
	(Cost $861,231)
	Total Investments	99.81%	62,954,401
	(Cost $54,733,547)
	Other Assets, Less Liabilities	0.19%	116,831
	Net Assets	100.00%	$63,071,232

Predecessor Funds’ Unaudited 6/30/21 Financial Statements

CATHOLIC UNITED INVESTMENT TRUST

SEMI-ANNUAL REPORT

(UNAUDITED)

June 30, 2021

CATHOLIC UNITED INVESTMENT TRUST

CATHOLIC UNITED INVESTMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2021

	Money Market Fund	Short Bond Fund	Intermediate Diversified Bond Fund	Opportunistic Bond Fund
ASSETS:
Investments, at amortized cost	$81,515,057	$523,706,061	$1,735,871,198	$511,451,090
Investments, at fair value	$81,522,123	$528,610,253	$1,793,185,402	$520,696,407
Cash	1,000,021	—	—	—
Cash collateral for futures contracts	—	—	2,035,550	493,350
OTC swaps, at value (premiums paid $-, $-, $- and $77,428, respectively)	—	—	—	91,828
Receivables:
Fund Shares sold	86,837	814,885	5,898,885	2,125,067
Interest	23,740	2,457,566	7,994,944	2,385,211
Investment securities sold	3,446	2,335,077	40,218,535	1,062,792
Dividends	—	—	—	2,086
Variation margin	—	—	247,615	—
Total assets	82,636,167	534,217,781	1,849,580,931	526,856,741

LIABILITIES:
Payables:
Collateral on swaps	—	—	—	426,697
Securities lending collateral	5,389,520	12,706,650	37,555,773	4,256,800
Investment securities purchased	1,499,810	1,100,000	87,992,321	1,262,318
Fund Shares redeemed	946,228	76,063	375,701	147,780
Other fees	14,391	96,378	289,532	159,102
Investment advisory and administrative fees	4,560	84,059	341,224	101,019
Cash overdraft	—	2,333,258	789,915	654,703
Distribution payable	—	607,993	2,443,001	700,546
Interest purchased	—	—	33,308	65
Variation margin	—	—	—	37,373
Total liabilities	7,854,509	17,004,401	129,820,775	7,746,403

NET ASSETS	$74,781,658	$517,213,380	$1,719,760,156	$519,110,338

NET ASSETS CONSIST OF:
Paid-in capital	$74,785,144	$511,140,226	$1,417,033,192	$470,701,715
Accumulated undistributed net investment income (loss)	9	—	(3,074)	(365,129)
Accumulated net realized gain (loss)	(10,561)	1,168,962	244,724,232	39,988,326
Net unrealized appreciation (depreciation) on investments, futures contracts and swaps	7,066	4,904,192	58,005,806	8,785,426
NET ASSETS	$74,781,658	$517,213,380	$1,719,760,156	$519,110,338

FUND SHARES OUTSTANDING	7,478,514	N/A	N/A	N/A

NET ASSET VALUE PER FUND SHARE OUTSTANDING	$10.00	N/A	N/A	N/A
CLASS A SHARES
Net assets applicable to fund shares outstanding	N/A	$347,004,284	$65,693,383	$33,989,435
Fund shares outstanding	N/A	31,050,493	4,305,523	3,095,615
Net asset value per fund share outstanding	N/A	$11.18	$15.26	$10.98
CLASS B SHARES
Net assets applicable to fund shares outstanding	N/A	N/A	$1,308,657,655	$313,131,656
Fund shares outstanding	N/A	N/A	85,439,411	28,407,501
Net asset value per fund share outstanding	N/A	N/A	$15.32	$11.02
CLASS X SHARES
Net assets applicable to fund shares outstanding	N/A	$170,209,096	$345,409,118	$171,989,247
Fund shares outstanding	N/A	16,604,438	30,684,188	15,263,623
Net asset value per fund share outstanding	N/A	$10.25	$11.26	$11.27

See notes to financial statements.

CATHOLIC UNITED INVESTMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2021

	Multi-Style US Equity Fund	Core Equity Index Fund
ASSETS:
Investments, at amortized cost	$739,815,054	$1,781,354,441
Investments, at fair value	$814,910,795	$3,055,834,209
Cash	921,774	—
Cash collateral for futures contracts	—	330,000
Receivables:
Dividends	430,045	1,567,207
Fund Shares sold	379,664	9,307,180
Investment securities sold	312,982	16,894,555
Tax reclaims dividends	10,447	—
Interest	433	190
Variation margin	—	168,512
Total assets	816,966,140	3,084,101,853

LIABILITIES:
Payables:
Fund Shares redeemed	2,187,859	2,761,094
Investment securities purchased	1,605,776	11,090,913
Other fees	271,888	369,345
Investment advisory and administrative fees	250,865	114,174
Distribution payable	—	9,117,699
Securities lending collateral	—	919,515
Total liabilities	4,316,388	24,372,740

NET ASSETS	$812,649,752	$3,059,729,113

NET ASSETS CONSIST OF:
Paid-in capital	$736,903,030	$626,624,994
Accumulated undistributed net investment income (loss)	1,000,649	—
Accumulated net realized gain (loss)	(349,668)	1,158,564,401
Net unrealized appreciation (depreciation) on investments and futures contracts	75,095,741	1,274,539,718
NET ASSETS	$812,649,752	$3,059,729,113

FUND SHARES OUTSTANDING	N/A	N/A

NET ASSET VALUE PER FUND SHARE OUTSTANDING	N/A	N/A
CLASS A SHARES
Net assets applicable to fund shares outstanding	$72,701,038	$62,730,576
Fund shares outstanding	6,624,992	622,459
Net asset value per fund share outstanding	$10.97	$100.78
CLASS B SHARES
Net assets applicable to fund shares outstanding	$403,968,625	$2,041,428,626
Fund shares outstanding	36,780,426	20,132,327
Net asset value per fund share outstanding	$10.98	$101.40
CLASS C SHARES
Net assets applicable to fund shares outstanding	N/A	$524,462,036
Fund shares outstanding	N/A	5,157,808
Net asset value per fund share outstanding	N/A	$101.68
CLASS X SHARES
Net assets applicable to fund shares outstanding	$335,980,089	$431,107,875
Fund shares outstanding	30,534,200	28,026,660
Net asset value per fund share outstanding	$11.00	$15.38

See notes to financial statements.

CATHOLIC UNITED INVESTMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2021

	International Equity Fund	Small Capitalization Equity Index Fund	International Small Capitalization Equity Fund
ASSETS:
Investments, at amortized cost	$957,193,635	$408,958,271	$65,149,449
Investments, at fair value	$1,348,760,999	$547,213,795	$78,476,527
Cash	937,784	82,768	612,745
Cash collateral for futures contracts	—	364,000	—
Receivables:
Investment securities sold	8,455,799	1,797,379	24,725
Tax reclaims dividends	2,673,189	—	29,014
Dividends	1,693,634	477,925	123,691
Fund Shares sold	241,302	79,443	—
Interest	706	172	43
Variation margin	—	2,967	—
Unrealized gain on forward foreign currency contracts	8	—	—
Total assets	1,362,763,421	550,018,449	79,266,745

LIABILITIES:
Payables:
Securities lending collateral	9,670,920	10,670,197	1,371,935
Investment securities purchased	7,584,530	811,215	50,751
Fund Shares redeemed	582,287	929,640	17,334
Investment advisory and administrative fees	534,170	78,296	(11,441)
Other fees	318,253	471,477	253,554
Unrealized loss on forward foreign currency contracts	454	—	1
Total liabilities	18,690,614	12,960,825	1,682,134
NET ASSETS	$1,344,072,807	$537,057,624	$77,584,611

NET ASSETS CONSIST OF:
Paid-in capital	$392,412,843	$55,095,728	$60,644,471
Accumulated undistributed net investment income (loss)	154,228,485	53,422,207	1,846,069
Accumulated net realized gain (loss)	405,764,132	290,305,708	1,774,753
Net unrealized appreciation (depreciation) on investments and futures contracts	391,667,347	138,233,981	13,319,318
NET ASSETS	$1,344,072,807	$537,057,624	$77,584,611

FUND SHARES OUTSTANDING	N/A	N/A	N/A

NET ASSET VALUE PER FUND SHARE OUTSTANDING	N/A	N/A	N/A

CLASS A SHARES
Net assets applicable to fund shares outstanding	$72,289,065	$45,024,521	N/A
Fund shares outstanding	1,281,830	1,372,530	N/A
Net asset value per fund share outstanding	$56.40	$32.80	N/A
CLASS B SHARES
Net assets applicable to fund shares outstanding	$747,427,409	$373,708,002	$18,513,220
Fund shares outstanding	12,110,709	10,919,956	1,496,226
Net asset value per fund share outstanding	$61.72	$34.22	$12.37
CLASS C SHARES
Net assets applicable to fund shares outstanding	$293,919,053	N/A	N/A
Fund shares outstanding	4,654,316	N/A	N/A
Net asset value per fund share outstanding	$63.15	N/A	N/A
CLASS X SHARES
Net assets applicable to fund shares outstanding	$230,437,280	$118,325,101	$59,071,391
Fund shares outstanding	15,828,950	8,615,143	4,695,907
Net asset value per fund share outstanding	$14.56	$13.73	$12.58

See notes to financial statements.

CATHOLIC UNITED INVESTMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2021

	Magnus 45 55 Fund	Magnus 60 40 Alpha Plus Fund	Magnus 60 40 Beta Plus Fund	Magnus 75 25 Fund
ASSETS:
Investments, at amortized cost	$76,780,350	$964,450,521	$268,272,508	$240,397,118
Investments, at fair value	$89,184,074	$1,146,459,549	$334,736,316	$292,077,253
Receivables:
Dividends	126,340	1,124,995	573,184	382,393
Investment securities sold	—	575,800	2,000	—
Fund Shares sold	—	525,800	5,164	—
Total assets	89,310,414	1,148,686,144	335,316,664	292,459,646

LIABILITIES:
Payables:
Investment securities purchased	126,340	1,124,991	573,184	382,393
Fund Shares redeemed	100,000	339,626	—	—
Investment advisory and administrative fees	34,170	548,243	120,304	118,013
Cash overdraft	—	575,800	2,000	—
Total liabilities	260,510	2,588,660	695,488	500,406

NET ASSETS	$89,049,904	$1,146,097,484	$334,621,176	$291,959,240

NET ASSETS CONSIST OF:
Paid-in capital	$69,808,931	$824,305,044	$248,492,618	$218,469,142
Accumulated undistributed net investment income (loss)	1,559,225	16,374,775	6,787,192	2,447,368
Accumulated net realized gain (loss)	5,278,024	123,408,637	12,877,558	19,362,595
Net unrealized appreciation (depreciation) on investments	12,403,724	182,009,028	66,463,808	51,680,135
NET ASSETS	$89,049,904	$1,146,097,484	$334,621,176	$291,959,240

FUND SHARES OUTSTANDING	N/A	N/A	N/A	N/A

NET ASSET VALUE PER FUND SHARE OUTSTANDING	N/A	N/A	N/A	N/A

CLASS A SHARES
Net assets applicable to fund shares outstanding	$43,598,766	$480,358,867	$154,038,280	$47,000,426
Fund shares outstanding	3,195,573	34,211,129	11,085,064	3,027,712
Net asset value per fund share outstanding	$13.64	$14.04	$13.90	$15.52
CLASS B SHARES
Net assets applicable to fund shares outstanding	$45,451,138	$665,738,617	$180,582,896	$244,958,814
Fund shares outstanding	3,321,778	47,134,343	12,785,984	15,711,140
Net asset value per fund share outstanding	$13.68	$14.12	$14.12	$15.59

See notes to financial statements.

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

MONEY MARKET FUND

June 30, 2021

The Portfolio
Portfolio Asset Mix (% of Net Assets)
Fixed Income Securities:
Asset Backed Securities	12.18%
Certificate of Deposit	7.00%
Commercial Paper	13.06%
Corporate Obligations	10.17%
U.S. Government Obligations	52.53%
Short-Term Investments	0.05%
Short-Term Investments-Repurchase Agreements	14.02%
Liabilities, Less Other Assets	-9.01%

This schedule summarizes the Fund's holdings by asset type.

Details are reported for each of the Fund's 50 largest holdings, or investments greater than 1%.
The total value of any other assets are reported as single amounts within each asset category.

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

MONEY MARKET FUND

June 30, 2021

Principal Amount		Percent of Net Assets	Fair Value
	Asset Backed Securities
	Total Asset Backed Securities	12.18%	$9,109,403
	(Cost $9,108,764)
	Corporate Obligations
	Consumer, Cyclical	1.25%
$500,000	American Honda Finance Corp., 0.31%, 01/21/22		500,255
	Other Consumer, Cyclical		429,835
	Total Consumer, Cyclical		930,090
	Financials	7.42%
600,000	Aia Group Ltd., 0.65%, 09/20/21		599,820
825,000	Bank of America, 0.21%, 04/8/22		824,978
650,000	BNP Paribas SA, 0.56%, 08/7/21		650,281
450,000	Equitable Financial Life Global Funding, 0.44%, 04/6/23		450,485
475,000	Goldman Sachs Group, Inc. (The), 0.44%, 01/27/23		475,327
600,000	Wells Fargo & Co., 2.10%, 07/26/21		600,762
	Other Financials		1,948,786
	Total Financials		5,550,439
	Industrials	0.53%
	Total Industrials		397,307
	Utilities	0.97%
	Total Utilities		726,066
	Total Corporate Obligations	10.17%	7,603,902
	(Cost $7,600,707)
	U.S. Government Obligations
1,475,000	U.S. Cash Management Bill, 0.01%, 09/21/21		1,474,839
1,100,000	U.S. Cash Management Bill, 0.02%, 09/28/21*		1,099,880
1,125,000	U.S. Cash Management Bill, 0.03%, 10/5/21*		1,124,865
1,000,000	U.S. Cash Management Bill, 0.03%, 10/12/21		999,871
2,000,000	U.S. Cash Management Bill, 0.05%, 10/26/21		1,999,675
2,000,000	U.S. Treasury Bill, 0.02%, 07/1/21		2,000,000
1,250,000	U.S. Treasury Bill, 0.02%, 09/2/21		1,249,893
1,000,000	U.S. Treasury Bill, 0.02%, 09/16/21		999,909
2,225,000	U.S. Treasury Bill, 0.03%, 11/18/21		2,224,567
1,250,000	U.S. Treasury Bill, 0.03%, 12/2/21		1,249,719
2,200,000	U.S. Treasury Bill, 0.04%, 10/21/21*		2,199,692
1,075,000	U.S. Treasury Bill, 0.04%, 12/9/21		1,074,748
3,000,000	U.S. Treasury Bill, 0.05%, 08/24/21		2,999,809
1,500,000	U.S. Treasury Bill, 0.05%, 09/30/21		1,499,810
2,000,000	U.S. Treasury Bill, 0.06%, 12/23/21*		1,999,490
2,000,000	U.S. Treasury Bill, 0.09%, 07/8/21*		1,999,986
1,900,000	U.S. Treasury Bill, 0.09%, 07/15/21		1,899,969
2,000,000	U.S. Treasury Bill, 0.1%, 07/22/21		1,999,947
1,000,000	U.S. Treasury Bill, 0.11%, 12/30/21*		999,722
1,500,000	U.S. Treasury Bill, 0.14%, 10/7/21		1,499,806
1,500,000	U.S. Treasury Bill, 0.14%, 11/4/21		1,499,724
4,835,900	U.S. Treasury Bill, 0.03-0.05%, 07/27/21		4,835,760
	Other U.S. Government Obligations		349,916
	Total U.S. Government Obligations	52.53%	39,281,597
	(Cost $39,281,084)

Principal Amount		Percent of Net Assets	Fair Value
	Certificates of Deposit
	Financials	7.00%
$650,000	Bank of Montreal, 0.24%, 11/12/21		$650,253
600,000	Bank of Nova Scotia, 0.27%, 12/23/21		600,342
550,000	Canadian Imperial Bank of Commerce, 0.22%, 12/3/21		550,234
700,000	Cooperatieve Rabobank UA, 0.14%, 09/17/21		700,060
675,000	DNB Bank, 0.10%, 08/6/21		675,007
625,000	Royal Bank of Canada, 0.14%, 09/14/21		625,026
725,000	Toronto Dominion Bank, 0.23%, 03/17/22		725,247
700,000	Westpac Banking, 0.25%, 03/30/22		700,392
	Total Certificates of Deposit	7.00%	5,226,561
	(Cost $5,225,005)
	Commercial Paper
	Communications	0.33%
	Total Communications		249,912
	Financials	11.66%
850,000	ANZ New Zealand (Int'l) Ltd., 0.16%, 07/26/21		849,957
500,000	Australia & New Zealand Banking Group Ltd., 0.18%, 02/4/22		499,590
500,000	Banco Santander SA, 0.19%, 07/9/21		499,990
475,000	BPCE SA, 0.19%, 09/1/21		474,910
875,000	Chariot Funding LLC, 0.14%, 07/6/21		874,991
600,000	Credit Agricole, 0.11%, 08/17/21		599,946
500,000	Credit Industriel et Commercial, 0.15%, 02/23/22		499,520
500,000	National Australia Bank, 0.22%, 11/10/21		500,107
475,000	Nordea Bank Abp, 0.14%, 08/17/21		474,948
850,000	Old Line Funding LLC, 0.17%, 08/20/21		849,889
650,000	Svenska Handelsbanken AB, 0.25%, 08/12/21		649,948
	Other Financials		1,949,153
	Total Financials		8,722,949
	Sovereign	1.07%
500,000	Province of Alberta, 0.25%, 08/27/21		499,930
	Other Sovereign		299,988
	Total Sovereign		799,918
	Total Commercial Paper	13.06%	9,772,779
	(Cost $9,771,616)
	Short-Term Investments
38,361	Dreyfus Government Cash Management		38,361
	Total Short-Term Investments	0.05%	38,361
	(Cost $38,361)
	Short-Term Investments-Repurchase Agreements
	Financials	6.82%
5,100,000	Trvo Barclays Capital, 0.05%, 07/1/21		5,100,000
	Total Financials		5,100,000

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

MONEY MARKET FUND

June 30, 2021

Principal Amount		Percent of Net Assets	Fair Value
	Short-Term Investments-Repurchase Agreements (continued)
	Invested Cash Collateral for Securities
	Loaned	7.20%
$1,280,000	Cantor D, 0.05%, 07/1/21		$1,280,000
1,280,011	Citi D, 0.06%, 07/1/21		1,280,011
1,280,011	Daiwa D, 0.05%, 07/1/21		1,280,011
269,487	Deutsche D, 0.05%, 07/1/21		269,487
1,280,011	RBC D, 0.05%, 07/1/21		1,280,011
	Total Invested Cash Collateral for Securities Loaned		5,389,520
	Total Short-Term Investments-Repurchase Agreements	14.02%	10,489,520
	(Cost $10,489,520)
	Total Investments	109.01%	81,522,123
	(Cost $81,515,057)
	Liabilities, Less Other Assets	-9.01%	(6,740,465)
	Net Assets	100.00%	$74,781,658

*	All or a portion of this security is on loan. The market value of all loaned securities, including securities not in the top 50 holdings, is $8,292,356.

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

SHORT BOND FUND

June 30, 2021

The Portfolio
Portfolio Asset Mix (% of Net Assets)
Fixed Income Securities:
Asset Backed Securities	12.23%
Collateralized Mortgage Obligations	0.27%
Commercial Mortgage Backed Securities	7.76%
Corporate Obligations	46.86%
Municipals	2.53%
Sovereign	3.44%
U.S. Agency Obligations	6.79%
U.S. Government Obligations	18.47%
Short-Term Investments	1.40%
Short-Term Investments-Repurchase Agreements	2.45%
Liabilities, Less Other Assets	-2.20%

This schedule summarizes the Fund's holdings by asset type.

Details are reported for each of the Fund's 50 largest holdings, or investments greater than 1%.

The total value of any other assets are reported as single amounts within each asset category.

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

SHORT BOND FUND

June 30, 2021

Principal Amount		Percent of Net Assets	Fair Value
	Asset Backed Securities
$3,265,000	American Tower Trust #1, Class 2A, Series 2013-13, 3.07%, 03/15/48		$3,280,661
3,050,000	Avis Budget Rental Car Funding Aesop LLC, Class A, Series 2017-2A, 2.97%, 03/20/24		3,165,506
3,750,000	Discover Card Execution Note Trust, Class A4, Series 2018-A4, 3.11%, 01/16/24		3,754,439
2,445,840	Navient Private Education Refi Loan Trust, Class A, Series 2019-GA, 2.40%, 10/15/68		2,495,791
4,000,000	PFS Financing Corp., Class A, Series 2020-A, 1.27%, 06/15/25		4,058,327
3,000,000	Transportation Finance Equipment Trust, Class A4, Series 2019-1, 1.88%, 03/25/24		3,068,097
2,500,000	World Omni Select Auto Trust, Class B, Series 2020-A, 0.84%, 06/15/26		2,503,041
	Other Asset Backed Securities		40,940,713
	Total Asset Backed Securities	12.23%	63,266,575
	(Cost $63,097,316)
	Collateralized Mortgage Obligations
	Total Collateralized Mortgage Obligations	0.27%	1,416,278
	(Cost $1,382,662)
	Commercial Mortgage Backed Securities
1,900,000	Life 2021-BMR Mortgage Trust, 0.77%, 03/15/38		1,902,285
4,130,000	BBCMS Mortgage Trust, Class A, Series 2021- AGW, 1.32%, 06/15/36		4,132,573
3,200,000	GS Mortgage Securities Corp. II, Class A, Series 2012-BWTR, 2.95%, 11/5/34		3,264,590
4,650,000	MHC Commercial Mortgage Trust, Class A, Series 2021-MHC, 0.87%, 04/15/38		4,652,912
2,700,000	Morgan Stanley Capital I Trust, Class B, Series 2017, 0.92%, 11/15/34		2,700,853
2,615,000	WFRBS Commercial Mortgage Trust, Class A3, Series 2012-C10, 2.88%, 12/15/45		2,682,332
2,664,381	WFRBS Commercial Mortgage Trust, Class AFL, Series 2012-C7, 1.28%, 06/15/45		2,660,988
	Other Commercial Mortgage Backed Securities		20,017,419
	Total Commercial Mortgage Backed
	Securities	7.76%	40,111,667
	(Cost $40,044,923)
	Corporate Obligations
	Basic Materials	1.81%
	Total Basic Materials		9,353,395
	Communications	2.55%
2,400,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 03/20/25		2,574,864
2,400,000	Time Warner Entertainment Co. LP, 8.38%, 03/15/23		2,711,726
	Other Communications		7,930,343
	Total Communications		13,216,933

Principal Amount		Percent of Net Assets	Fair Value
	Corporate Obligations (continued)
	Consumer, Cyclical	4.97%
$2,525,000	7-Eleven, Inc., 0.80%, 02/10/24		$2,518,921
2,400,000	Dollar Tree, Inc., 3.70%, 05/15/23		2,535,748
	Other Consumer, Cyclical		20,654,654
	Total Consumer, Cyclical		25,709,323
	Consumer, Non-cyclical	2.90%
2,977,387	CVS Pass-Through Trust, 6.04%, 12/10/28		3,487,041
	Other Consumer, Non-cyclical		11,491,610
	Total Consumer, Non-cyclical		14,978,651
	Energy	3.18%
	Total Energy		16,446,375
	Financials	23.80%
3,000,000	Bpce SA, 1.37%, 05/22/22		3,027,099
3,300,000	Citigroup, Inc., 3.14%, 01/24/23		3,349,836
2,500,000	Cooperatieve Rabobank Ua, 3.95%, 11/9/22		2,616,905
2,931,250	DY8 Leasing LLC, 2.63%, 04/29/26		3,072,705
2,425,000	Five Corners Funding Trust, 4.42%, 11/15/23		2,643,496
3,325,000	Goldman Sachs Group, Inc. (The), 2.91%, 07/24/23		3,408,221
2,500,000	HSBC Holdings PLC, 3.03%, 11/22/23		2,589,807
3,000,000	Massachusetts Mutual Life Insurance Co., 7.63%, 11/15/23		3,317,816
3,425,000	Morgan Stanley, 5.00%, 11/24/25		3,950,170
2,800,000	Security Benefit Global Funding, 1.25%, 05/17/24		2,804,818
2,500,000	TD Ameritrade Holding Corp., 2.95%, 04/1/22		2,539,913
4,825,000	Wells Fargo & Co., 2.41%, 10/30/25		5,049,700
2,879,482	Zarapito Leasing LLC, 2.63%, 11/12/26		3,025,136
	Other Financials		81,694,868
	Total Financials		123,090,490
	Industrials	5.05%
2,375,000	Cnh Industrial NV, 4.50%, 08/15/23		2,560,147
2,500,000	TTX Co., 3.60%, 01/15/25		2,730,511
	Other Industrials		20,823,024
	Total Industrials		26,113,682
	Technology	1.17%
	Total Technology		6,067,547
	Utilities	1.43%
2,825,000	National Rural Utilities Cooperative Finance Corp., 2.30%, 09/15/22		2,882,540
2,600,000	Northwestern Corp., 1.00%, 03/26/24		2,566,465
	Other Utilities		1,935,861
	Total Utilities		7,384,866
	Total Corporate Obligations	46.86%	242,361,262
	(Cost $239,524,806)
	Municipals
2,750,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 1.29%, 05/1/22		$2,774,850
	Other Municipals		10,290,375
	Total Municipals	2.53%	13,065,225
	(Cost $12,863,475)

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

SHORT BOND FUND

June 30, 2021

Principal Amount		Percent of Net Assets	Fair Value
	Sovereign
$2,900,000	Overseas Private Investment Corp., 0.10%, 08/21/21		$3,179,231
3,800,000	Overseas Private Investment Corp., Series 1, 2.82%, 03/20/24		3,926,040
3,680,000	U.S. Department of Transportation, 6.00%, 12/7/21		3,768,835
3,000,000	U.S. International Development Finance Corp., Series A, 08/16/24		3,298,080
	Other Sovereign		3,603,440
	Total Sovereign	3.44%	17,775,626
	(Cost $17,653,672)
	U.S. Agency Obligations
3,564,836	SBA Small Business Investment Cos., Class 1, Series 2016-10A, 2.51%, 03/10/26		$3,692,976
3,171,410	SBA Small Business Investment Cos., Class 1, Series 2016-10B, 2.05%, 09/10/26		3,279,988
2,901,371	SBA Small Business Investment Cos., Class 1, Series 2019-10B, 2.28%, 09/10/29		3,007,676
3,992,210	SBA Small Business Investment Cos., Class 1, Series 2020-10B, 1.03%, 09/10/30		3,961,693
	Other U.S. Agency Obligations		21,202,853
	Total U.S. Agency Obligations	6.79%	35,145,186
	(Cost $34,378,184)
	U.S. Government Obligations
16,500,000	U.S. Treasury Note, 0.25%, 06/30/25		$16,212,539
12,000,000	U.S. Treasury Note, 1.38%, 06/30/23*		12,269,062
5,150,000	U.S. Treasury Note, 1.63%, 08/15/22		5,237,711
6,000,000	U.S. Treasury Note, 1.63%, 11/15/22		6,121,172
30,500,000	U.S. Treasury Note, 2.13%, 02/29/24*		31,910,625
22,500,000	U.S. Treasury Note, 2.25%, 11/15/24		23,787,598
	Total U.S. Government Obligations	18.47%	95,538,707
	(Cost $94,831,296)
	Short-Term Investments
$7,223,077	Dreyfus Government Cash Management		$7,223,077
	Total Short-Term Investments	1.40%	7,223,077
	(Cost $7,223,077)
	Short-Term Investments-Repurchase Agreements
	Invested Cash Collateral for Securities Loaned
3,017,900	Cantor D, 0.05%, 07/1/21		$3,017,991
1,120,287	JVB D, 0.09%, 07/1/21		1,120,378
1,423,321	Mirae D, 0.06%, 07/1/21		1,423,412
3,017,900	Palafox A, 0.09%, 07/1/21		3,017,991

Principal Amount		Percent of Net Assets	Fair Value
	Short-Term Investments-Repurchase Agreements (continued)
	Invested Cash Collateral for Securities Loaned (continued)
$1,906,297	RBC D, 0.05%, 07/1/21		$1,906,388
2,220,399	SWIB A Bi-lateral, 0.11%, 07/1/21		2,220,490
	Total Short-Term Investments-Repurchase Agreements	2.45%	12,706,650
	(Cost $12,706,650)
	Total Investments	102.20%	528,610,253
	(Cost $523,706,061)
	Liabilities, Less Other Assets	-2.20%	(11,396,873)
	Net Assets	100.00%	$517,213,380

*	All or a portion of this security is on loan. The market value of all loaned securities, including securities not in the top 50 holdings, is $44,039,776.

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

INTERMEDIATE DIVERSIFIED BOND FUND

June 30, 2021

The Portfolio
Portfolio Asset Mix (% of Net Assets)
Fixed Income Securities:
Asset Backed Securities	6.08%
Collateralized Mortgage Obligations	0.72%
Commercial Mortgage Backed Securities	5.43%
Corporate Obligations	32.05%
Municipals	0.54%
Preferred Securities	0.26%
U.S. Agency Obligations	17.75%
U.S. Government Obligations	33.57%
Short-Term Investments	5.69%
Short-Term Investments-Repurchase Agreements	2.18%
Liabilities, Less Other Assets	-4.27%

This schedule summarizes the Fund's holdings by asset type.

Details are reported for each of the Fund's 50 largest holdings, or investments greater than 1%.

The total value of any other assets are reported as single amounts within each asset category.

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

INTERMEDIATE DIVERSIFIED BOND FUND

June 30, 2021

Principal Amount		Percent of Net Assets	Fair Value
	Asset Backed Securities
$5,868,169	Navient Student Loan Trust, Class A1B, Series 2021-1A, 0.69%, 12/26/69		$5,900,484
8,539,000	Navient Student Loan Trust, Class A3, Series 2018-2A, 0.84%, 03/25/67		8,629,842
7,416,857	Student Loan Marketing Association, Class A6B, Series 2014-3A, 0.73%, 10/25/64		7,398,814
	Other Asset Backed Securities		82,550,801
	Total Asset Backed Securities	6.08%	104,479,941
	(Cost $103,117,175)
	Collateralized Mortgage Obligations
	Total Collateralized Mortgage Obligations	0.72%	12,437,078
	(Cost $12,356,567)
	Commercial Mortgage Backed Securities
5,840,000	CSMC Trust, Class A2, Series 2014-USA, 3.95%, 09/15/37		6,294,307
6,785,000	GS Mortgage Securities Corp. II, Class B, Series 2013-GC10, 3.68%, 02/10/46		6,998,401
5,885,000	JPMBB Commercial Mortgage Securities Trust, Class AS, Series 2014-C26, 3.80%, 01/15/48		6,332,446
6,335,000	SLG Office Trust, Class D, Series 2021-OVA, 2.85%, 07/15/41		6,398,455
6,970,000	UBS Commercial Mortgage Trust, Class C, Series 2012-C1, 5.75%, 05/10/45		7,148,577
	Other Commercial Mortgage Backed Securities		60,277,417
	Total Commercial Mortgage Backed Securities	5.43%	93,449,603
	(Cost $90,183,472)
	Corporate Obligations
	Basic Materials	0.46%
	Total Basic Materials		7,998,710
	Communications	4.14%
5,085,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45		7,007,211
	Other Communications		64,124,942
	Total Communications		71,132,153
	Consumer, Cyclical	2.64%
5,805,000	General Motors Financial Co., Inc., 1.23%, 11/17/23		5,899,447
7,695,000	Marriott International, Inc., Series GG, 3.50%, 10/15/32		8,184,569
	Other Consumer, Cyclical		31,328,151
	Total Consumer, Cyclical		45,412,167
	Consumer, Non-cyclical	1.71%
	Total Consumer, Non-cyclical		29,376,393

Principal Amount		Percent of Net Assets	Fair Value
	Corporate Obligations (continued)
	Energy	6.94%
$7,545,000	Marathon Oil Corp., 6.60%, 10/1/37		$10,050,286
17,395,000	Petroleos Mexicanos, 7.69%, 01/23/50		16,742,688
	Other Energy		92,625,063
	Total Energy		119,418,037
	Financials	11.69%
6,890,000	Athene Global Funding, 0.74%, 05/24/24		6,945,602
6,910,000	Bank of Montreal, 0.73%, 03/10/23		6,978,271
8,255,000	Bank of Nova Scotia (The), 0.60%, 09/15/23		8,315,744
8,470,000	Owl Rock Capital Corp., 2.63%, 01/15/27		8,495,935
	Other Financials		170,279,616
	Total Financials		201,015,168
	Industrials	1.41%
	Total Industrials		24,213,768
	Technology	1.58%
7,345,000	Dell International LLC / EMC Corp., 6.02%, 06/15/26		8,821,414
	Other Technology		18,444,141
	Total Technology		27,265,555
	Utilities	1.48%
	Total Utilities		25,382,110
	Total Corporate Obligations (Cost $506,491,431)	32.05%	551,214,061
	Municipals
	Total Municipals	0.54%	9,183,160
	(Cost $7,087,098)
	U.S. Agency Obligations
8,584,725	Federal Home Loan Mortgage Corporation, 2.00%, 07/1/50		$8,712,877
9,819,224	Federal Home Loan Mortgage Corporation, 2.50%, 07/1/50		10,236,431
11,448,025	Federal Home Loan Mortgage Corporation, 2.50%, 11/1/50		11,937,262
5,667,782	Federal National Mortgage Association, 2.00%, 09/1/50		5,742,941
5,581,583	Federal National Mortgage Association, 2.00%, 01/1/51		5,664,244
13,041,302	Federal National Mortgage Association, 2.50%, 07/1/50		13,568,653
12,861,336	Federal National Mortgage Association, 2.50%, 10/1/50		13,407,790
12,359,953	Federal National Mortgage Association, 2.50%, 11/1/50		12,915,232
9,414,324	Federal National Mortgage Association, 2.50%, 02/1/51		9,853,527
22,622,000	Federal National Mortgage Association, 2.50%, 09/15/51		23,321,868

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

INTERMEDIATE DIVERSIFIED BOND FUND

June 30, 2021

Principal Amount		Percent of Net Assets	Fair Value
	U.S. Agency Obligations (continued)
9,336,285	Government National Mortgage Association, Class FV, Series 2020-H01, 0.76%, 01/20/70		9,542,814
	Other U.S. Agency Obligations		180,372,128
	Total U.S. Agency Obligations	17.75%	305,275,767
	(Cost $304,489,419)
	U.S. Government Obligations
9,465,000	U.S. Treasury Bond, 1.88%, 02/15/41		$9,275,700
31,355,000	U.S. Treasury Bond, 2.50%, 02/15/45*		33,947,911
88,170,000	U.S. Treasury Floating Rate Note, 0.10%, 01/31/23		88,200,968
38,700,000	U.S. Treasury Floating Rate Note, 0.11%, 07/31/22		38,721,509
35,350,000	U.S. Treasury Floating Rate Note, 0.11%, 10/31/22		35,369,428
62,810,000	U.S. Treasury Floating Rate Note, 0.16%, 04/30/22		62,868,138
15,200,000	U.S. Treasury Note, 0.13%, 03/31/23		15,175,656
16,720,000	U.S. Treasury Note, 0.38%, 12/31/25		16,409,766
9,175,000	U.S. Treasury Note, 0.50%, 08/31/27*		8,853,158
8,280,000	U.S. Treasury Note, 0.63%, 11/30/27		8,020,280
13,220,000	U.S. Treasury Note, 0.63%, 12/31/27		12,789,317
6,515,000	U.S. Treasury Note, 0.63%, 05/15/30		6,094,833
14,082,000	U.S. Treasury Note, 0.75%, 04/30/26		14,018,191
20,150,000	U.S. Treasury Note, 0.75%, 01/31/28		19,631,295
51,899,000	U.S. Treasury Note, 0.88%, 11/15/30*		49,393,252
16,365,000	U.S. Treasury Note, 1.13%, 02/29/28*		16,327,923
24,165,000	U.S. Treasury Note, 1.13%, 02/15/31*		23,481,583
5,950,000	U.S. Treasury Note, 1.50%, 01/31/27*		6,119,900
7,395,000	U.S. Treasury Note, 1.63%, 10/31/26		7,662,780
11,735,000	U.S. Treasury Note, 1.63%, 05/15/31*		11,929,361
35,185,000	U.S. Treasury Note, 2.63%, 02/15/29*		38,610,040
	Other U.S. Government Obligations*		54,464,489
	Total U.S. Government Obligations	33.57%	577,365,478
	(Cost $572,649,558)
	Preferred Securities
	Financials	0.26%
	Total Financials		$4,375,139
	Total Preferred Securities	0.26%	4,375,139
	(Cost $4,091,303)
	Short-Term Investments
$97,849,403	Dreyfus Government Cash Management		$97,849,403
	Total Short-Term Investments	5.69%	97,849,403
	(Cost $97,849,403)
	Short-Term Investments-Repurchase Agreements
	Invested Cash Collateral for Securities Loaned
1,766,831	Bethesda D, 0.08%, 07/1/21		$1,766,678
8,919,900	Cantor D, 0.05%, 07/1/21		8,919,748
4,987,776	Citadel A, 0.09%, 07/1/21		4,987,623
3,670,504	Daiwa D, 0.05%, 07/1/21		3,670,351
1,403,105	IND D, 0.04%, 07/1/21		1,402,952
3,311,756	JVB D, 0.09%, 07/1/21		3,311,604
4,207,580	Mirae D, 0.06%, 07/1/21		4,207,427

Principal Amount		Percent of Net Assets	Fair Value
	Short-Term Investments-Repurchase Agreements (continued)
	Invested Cash Collateral for Securities Loaned (continued)
$2,726,563	Stonex D, 0.10%, 07/1/21		$2,726,411
6,563,131	SWIB A Bi-lateral, 0.11%, 07/1/21		6,562,978
	Total Short-Term Investments- Repurchase Agreements	2.18%	37,555,772
	(Cost $37,555,772)
	Total Investments	104.27%	1,793,185,402
	(Cost $1,735,871,198)
	Liabilities, Less Other Assets	-4.27%	(73,425,246)
	Net Assets	100.00%	$1,719,760,156

*	All or a portion of this security is on loan. The market value of all loaned securities, including securities not in the top 50 holdings, is $176,577,498.

CATHOLIC UNITED INVESTMENT TRUST

FUTURES CONTRACTS

INTERMEDIATE DIVERSIFIED BOND FUND

June 30, 2021

$2,035,550 of cash pledged as margin for futures contracts. The Portfolio had the following open futures contracts at June 30, 2021:

OPEN FUTURES CONTRACTS:

Type	Number of Contracts	Notional Amount	Position	Expiration	Unrealized Gains (Losses) at June 30, 2021
U.S. Treasury 5 Year Notes	1,005	$124,402,235	Long	Sep 2021	$(355,398)
Ultra U.S. Treasury Bonds	161	29,975,687	Long	Sep 2021	1,047,000
					$691,602

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

OPPORTUNISTIC BOND FUND

June 30, 2021

The Portfolio
Portfolio Asset Mix (% of Net Assets)
Equities	8.55%
Number of Stocks	98
Top Ten Stocks	2.09%
Rights	0.00%
Warrants	0.00%
Fixed Income Securities:
Asset Backed Securities	12.90%
Collateralized Mortgage Obligations	0.97%
Commercial Mortgage Backed Securities	9.46%
Corporate Obligations	40.96%
Municipals	1.68%
Preferred Securities	0.02%
Sovereign	0.37%
U.S. Agency Obligations	2.71%
U.S. Government Obligations	20.87%
Short-Term Investments	1.00%
Short-Term Investments-Repurchase Agreements	0.82%
Liabilities, Less Other Assets	-0.31%

Top Ten Equity Holdings (% of Net Assets)
Churchill Capital Corp. V	0.31%
Churchill Capital Corp. VI	0.24%
Churchill Capital Corp. VII	0.24%
Haymaker Acquisition Corp. III	0.23%
Equity Distribution Acquisition Corp.	0.20%
Powered Brands	0.18%
Far Peak Acquisition Corp.	0.18%
Mdh Acquisition Corp.	0.17%
Golden Falcon Acquisition Corp.	0.17%
Authentic Equity Acquisition Corp.	0.17%

Top 4 Sectors (Equity Securities only) (% of Net Assets)
Diversified	8.31%
Financials	0.12%
Technology	0.12%
Consumer, Cyclical	0.00%

This schedule summarizes the Fund's holdings by asset type.

Details are reported for each of the Fund's 50 largest holdings, or investments greater than 1%.

The total value of any other assets are reported as single amounts within each asset category.

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

OPPORTUNISTIC BOND FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities
	Consumer, Cyclical	0.00%
	Total Consumer, Cyclical		$22,515
	Diversified	8.31%
	Total Diversified		43,128,946
	Financials	0.12%
	Total Financials		624,988
	Technology	0.12%
	Total Technology		595,673
	Total Equities	8.55%	44,372,122
	(Cost $43,973,600)
	Asset Backed Securities
$2,200,000	Commonbond Student Loan Trust, Class B, Series 2021-AGS, 1.40%, 03/25/52		2,197,173
2,260,000	GM Financial Automobile Leasing Trust, Class C, Series 2020-2, 2.56%, 07/22/24		2,331,919
2,000,000	Newday Funding Master Issuer PLC, Class A2, Series 2021-1A, 1.11%, 03/15/29		2,022,248
2,000,000	PFS Financing Corp., Class A, Series 2020-A, 1.27%, 06/15/25		2,029,164
2,000,000	TRP LLC, Class A, Series 2021-1, 2.07%, 06/19/51		1,990,267
2,750,000	Unify Auto Receivables Trust, Class C, Series 2021-1A, 1.44%, 04/15/27		2,784,969
2,500,000	USQ Rail II LLC, Class A, Series 2021-3, 2.21%, 06/28/51		2,517,778
2,500,000	World Financial Network Credit Card Master Trust, Class A, Series 2019-B, 2.49%, 04/15/26		2,553,625
	Other Asset Backed Securities		48,529,619
	Total Asset Backed Securities	12.90%	66,956,762
	(Cost $66,348,748)
	Collateralized Mortgage Obligations
	Total Collateralized Mortgage Obligations	0.97%	5,061,507
	(Cost $4,953,258)
	Commercial Mortgage Backed Securities
2,465,000	GS Mortgage Securities Corp. II, Class B, Series 2013-GC10, 3.68%, 02/10/46		2,542,529
2,089,000	JPMBB Commercial Mortgage Securities Trust, Class AS, Series 2014-C26, 3.80%, 01/15/48		2,247,830
3,900,000	JPMorgan Chase Commercial Mortgage Securities Trust, Class B, Series 2013-C10, 3.67%, 12/15/47		4,047,530
2,500,000	MHC Commercial Mortgage Trust, Class A, Series 2021-MHC, 0.87%, 04/15/38		2,501,566

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Commercial Mortgage Backed Securities (continued)
$2,372,000	One Market Plaza Trust, Class A, Series 2017- 1MKT, 3.61%, 02/10/32		$2,421,027
2,530,000	UBS Commercial Mortgage Trust, Class C, Series 2012-C1, 5.75%, 05/10/45		2,594,821
2,000,000	WFRBS Commercial Mortgage Trust, Class A4, Series 2013-C15, 4.15%, 08/15/46		2,123,403
1,998,286	WFRBS Commercial Mortgage Trust, Class AFL, Series 2012-C7, 1.28%, 06/15/45		1,995,741
2,093,258	WFRBS Commercial Mortgage Trust, Class B, Series 2014-C19, 4.72%, 03/15/47		2,226,152
	Other Commercial Mortgage Backed Securities		26,419,033
	Total Commercial Mortgage Backed Securities	9.46%	49,119,632
	(Cost $48,423,154)
	Corporate Obligations
	Basic Materials	0.42%
	Total Basic Materials		2,161,191
	Communications	2.50%
2,450,000	Crown Castle Towers LLC, 3.66%, 05/15/25		2,617,316
	Other Communications		10,342,064
	Total Communications		12,959,380
	Consumer, Cyclical	6.58%
2,111,176	American Airlines Pass-Through Trust, Class A, Series 2013-2, 4.95%, 01/15/23		2,142,093
2,000,000	Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 04/1/26		1,982,500
2,370,000	Marriott International, Inc., Series GG, 3.50%, 10/15/32		2,520,783
2,000,000	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27		2,202,000
	Other Consumer, Cyclical		25,333,831
	Total Consumer, Cyclical		34,181,207
	Consumer, Non-cyclical	5.56%
2,000,000	Barry Callebaut Services NV, 5.50%, 06/15/23		2,172,370
1,917,290	CVS Pass-Through Trust, 6.04%, 12/10/28		2,245,482
	Other Consumer, Non-cyclical		24,419,226
	Total Consumer, Non-cyclical		28,837,078
	Energy	3.24%
2,315,000	Marathon Oil Corp., 6.60%, 10/1/37		3,083,686
2,770,000	Petroleos Mexicanos, 6.84%, 01/23/30		2,861,964
	Other Energy		10,852,555
	Total Energy		16,798,205
	Financials	16.74%
2,125,000	American Tower Trust #1, 3.65%, 03/23/28		2,329,315

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

OPPORTUNISTIC BOND FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Corporate Obligations (continued)
	Financials (continued)
$2,060,000	Athene Global Funding, 0.74%, 05/24/24		$2,076,624
2,000,000	Banco Santander SA, 4.75%, 12/31/49		2,024,000
2,235,000	Bank of Montreal, 0.73%, 03/10/23		2,257,082
2,500,000	Bank of New Zealand, 2.00%, 02/21/25*		2,585,930
2,530,000	Bank of Nova Scotia (The), 0.60%, 09/15/23		2,548,617
2,000,000	Banque Federative DU Credit Mutuel SA, 3.75%, 07/20/23		2,130,895
2,250,000	Citigroup, Inc., 4.05%, 07/30/22		2,337,583
2,000,000	JPMorgan Chase & Co., 3.88%, 09/10/24		2,180,584
1,750,000	Morgan Stanley, 5.00%, 11/24/25		2,018,335
2,580,000	Owl Rock Capital Corp., 2.63%, 01/15/27		2,587,900
2,250,000	SBA Tower Trust, 2.84%, 01/15/25		2,361,026
2,000,000	Truist Bank, 2.64%, 09/17/29		2,094,180
	Other Financials		57,377,414
	Total Financials		86,909,485
	Industrials	4.01%
	Total Industrials		20,834,328
	Technology	1.91%
2,110,000	Dell International LLC / EMC Corp., 6.02%, 06/15/26		2,534,130
	Other Technology		7,398,305
	Total Technology		9,932,435
	Total Corporate Obligations	40.96%	212,613,309
	(Cost $206,115,779)
	Municipals
	Total Municipals	1.68%	8,696,725
	(Cost $8,474,659)
	Sovereign
	Total Sovereign	0.37%	1,945,866
	(Cost $2,147,476)
	U.S. Agency Obligations
2,810,057	Federal National Mortgage Association, 2.79%, 06/1/23		$2,900,933
	Other U.S. Agency Obligations		11,148,783
	Total U.S. Agency Obligations	2.71%	14,049,716
	(Cost $13,576,341)
	U.S. Government Obligations
29,465,000	U.S. Treasury Floating Rate Note, 0.10%, 01/31/23		$29,475,349
10,280,000	U.S. Treasury Floating Rate Note, 0.11%, 07/31/22		10,285,713
17,700,000	U.S. Treasury Floating Rate Note, 0.11%, 10/31/22		17,709,728
8,160,000	U.S. Treasury Floating Rate Note, 0.16%, 04/30/22		8,167,553
21,500,000	U.S. Treasury Note, 0.25%, 04/15/23		21,510,918
1,910,000	U.S. Treasury Note, 1.50%, 08/15/26		1,967,598
6,000,000	U.S. Treasury Note, 1.75%, 12/31/24		6,244,688

Shares or Principal Amount		Percent of Net Assets	Fair Value
	U.S. Government Obligations (continued)
$7,000,000	U.S. Treasury Note, 2.38%, 08/15/24		$7,411,797
2,940,000	U.S. Treasury Note, 2.50%, 01/31/25		3,140,402
	Other U.S. Government Obligations		2,403,492
	Total U.S. Government Obligations	20.87%	108,317,238
	(Cost $107,879,192)
	Rights
	Total Rights	0.00%	-
	(Cost $-)
	Warrants
	Total Warrants	0.00%	18,000
	(Cost $15,356)
	Preferred Securities
	Consumer, Cyclical	0.02%
	Total Consumer, Cyclical		$114,143
	Total Preferred Securities	0.02%	114,143
	(Cost $112,140)
	Short-Term Investments
5,174,587	Dreyfus Government Cash Management		$5,174,587
	Total Short-Term Investments	1.00%	5,174,587
	(Cost $5,174,587)
	Short-Term Investments-Repurchase Agreements
	Invested Cash Collateral for Securities Loaned
1,011,000	Cantor D, 0.05%, 07/1/21		$1,011,066
1,011,010	Citi D, 0.06%, 07/1/21		1,011,076
1,011,010	Daiwa D, 0.05%, 07/1/21		1,011,076
212,439	Deutsche D, 0.05%, 07/1/21		212,505
1,011,010	RBC D, 0.05%, 07/1/21		1,011,077
	Total Short-Term Investments- Repurchase Agreements	0.82%	4,256,800
	(Cost $4,256,800)
	Total Investments	100.31%	520,696,407
	(Cost $511,451,090)
	Liabilities, Less Other Assets	-0.31%	(1,586,069)
	Net Assets	100.00%	$519,110,338

*	All or a portion of this security is on loan. The market value of all loaned securities, including securities not in the top 50 holdings, is $6,759,692.

CATHOLIC UNITED INVESTMENT TRUST

FUTURES CONTRACTS

OPPORTUNISTIC BOND FUND

June 30, 2021

$493,350 of cash pledged as margin for futures contracts. The Portfolio had the following open futures contracts at June 30, 2021:

OPEN FUTURES CONTRACTS:

Type	Number of Contracts	Notional Amount	Position	Expiration	Unrealized Gains (Losses) at June 30, 2021
Ultra U.S. Treasury Bonds	69	$12,821,147	Short	Sep 2021	$(474,291)

The Portfolio had the following open swap contracts at June 30, 2021:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES—SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2021[3]	Periodic Payments Made by the Fund[4]	Market Value	Upfront Premiums	Unrealized Appreciation (Depreciation)
Barclays Bank PLC (Goodyear Tire & Rubber Co. (The), 5.00%, due 6/20/2022)	$2,090,000	6/20/2022	0.40%	1.00% Quarterly	$91,828	$77,428	$14,400

[1]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
[2]	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
[3]	Implied credit spreads, utilized in determining the market value of credit default swap agreements on c6orporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
[4]	Percentage shown is an annual percentage rate.

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

MULTI-STYLE US EQUITY FUND

June 30, 2021

The Portfolio
Portfolio Asset Mix (% of Net Assets)
Equities	98.90%
Number of Stocks	145
Top Ten Stocks	29.78%
Warrants	0.03%
Fixed Income Securities:
Short-Term Investments	1.35%
Liabilities, Less Other Assets	-0.28%

Top Ten Equity Holdings (% of Net Assets)
Microsoft Corp.	4.98%
Alphabet, Inc., Class C	4.55%
Apple, Inc.	3.59%
Amazon.com, Inc.	3.57%
Facebook, Inc., Class A	2.92%
Charles Schwab Corp. (The)	2.57%
Microchip Technology, Inc.	2.40%
Adobe, Inc.	1.92%
Berkshire Hathaway, Inc., Class B	1.64%
Medtronic PLC	1.64%

Top 5 Sectors (Equity Securities only) (% of Net Assets)
Technology	25.18%
Financials	20.50%
Communications	19.11%
Consumer, Non-cyclical	15.01%
Industrials	7.53%

This schedule summarizes the Fund's holdings by asset type.

Details are reported for each of the Fund's 50 largest holdings, or investments greater than 1%.

The total value of any other assets are reported as single amounts within each asset category.

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

MULTI-STYLE US EQUITY FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities
	Basic Materials	2.57%
31,331	Air Products & Chemicals, Inc.		$9,013,302
17,393	Linde PLC		5,028,316
	Other Basic Materials		6,816,102
	Total Basic Materials		20,857,720
	Communications	19.11%
14,763	Alphabet, Inc., Class C		37,000,802
8,421	Amazon.com, Inc.		28,969,587
3,129	Booking Holdings, Inc.		6,846,534
11,000	Charter Communications, Inc., Class A		7,935,950
170,000	Comcast Corp., Class A		9,693,400
68,308	Facebook, Inc., Class A		23,751,375
10,830	NetFlix, Inc.		5,720,514
	Other Communications		35,355,554
	Total Communications		155,273,716
	Consumer, Cyclical	5.88%
48,250	Nike, Inc., Class B		7,454,142
	Other Consumer, Cyclical		40,335,615
	Total Consumer, Cyclical		47,789,757
	Consumer, Non-cyclical	15.01%
44,000	Cigna Corp.		10,431,080
27,996	Constellation Brands, Inc., Class A		6,547,985
65,000	CVS Health Corp.		5,423,600
107,079	Medtronic PLC		13,291,716
25,020	Moody's Corp.		9,066,497
23,031	Paypal Holdings, Inc.		6,713,076
68,722	Transunion		7,546,363
90,776	Unilever PLC		5,310,396
	Other Consumer, Non-cyclical		57,656,874
	Total Consumer, Non-cyclical		121,987,587
	Energy	3.12%
200,000	Occidental Petroleum Corp.		6,254,000
	Other Energy		19,102,405
	Total Energy		25,356,405
	Financials	20.50%
53,440	American Express Co.		8,829,891
35,538	American Tower Corp.		9,600,235
170,000	Bank of America Corp.		7,009,100
127,500	Bank of New York Mellon Corp. (The)		6,531,825
47,876	Berkshire Hathaway, Inc., Class B		13,305,698
82,000	Capital One Financial Corp.		12,684,580
286,462	Charles Schwab Corp. (The)		20,857,298
69,456	First Republic Bank		13,000,079
16,000	Goldman Sachs Group, Inc. (The)		6,072,480
7,948	Markel Corp.		9,431,971
25,032	Mastercard, Inc., Class A		9,138,933
137,500	MetLife, Inc.		8,229,375

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Financials (continued)
50,696	Visa, Inc., Class A		$11,853,739
282,000	Wells Fargo & Co.		12,771,780
	Other Financials		17,311,655
	Total Financials		166,628,639
	Industrials	7.53%
43,154	AMETEK, Inc.		5,761,059
30,000	FedEx Corp.		8,949,900
79,239	Fortive Corp.		5,526,128
133,000	Johnson Controls International PLC		9,127,790
4,997	Mettler-Toledo International, Inc.		6,922,544
	Other Industrials		24,867,671
	Total Industrials		61,155,092
	Technology	25.18%
26,634	Adobe, Inc.		15,597,936
67,979	Advanced Micro Devices, Inc.		6,385,268
213,081	Apple, Inc.		29,183,574
72,500	Dell Technologies, Inc., Class C		7,226,075
258,400	HP, Inc.		7,801,096
24,443	Intuit, Inc.		11,981,225
130,472	Microchip Technology, Inc.		19,536,877
149,267	Microsoft Corp.		40,436,430
11,805	Roper Technologies, Inc.		5,550,711
50,884	Salesforce.com, Inc.		12,429,435
40,640	SAP Se		5,708,294
107,714	Zoominfo Technologies, Inc., Class A		5,619,439
	Other Technology		37,186,500
	Total Technology		204,642,860
	Total Equities	98.90%	803,691,776
	(Cost $728,613,966)
	Warrants
	Total Warrants	0.03%	262,551
	(Cost $244,620)
	Short-Term Investments
$10,956,468	Dreyfus Government Cash Management		$10,956,468
	Total Short-Term Investments	1.35%	10,956,468
	(Cost $10,956,468)
	Total Investments	100.28%	814,910,795
	(Cost $739,815,054)
	Liabilities, Less Other Assets	-0.28%	(2,261,043)
	Net Assets	100.00%	$812,649,752

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

CORE EQUITY INDEX FUND

June 30, 2021

The Portfolio
Portfolio Asset Mix (% of Net Assets)
Equities	99.80%
Number of Stocks	446
Top Ten Stocks	28.95%
Fixed Income Securities:
Short-Term Investments	0.04%
Short-Term Investments-Repurchase Agreements	0.03%
Other Assets, Less Liabilities	0.13%

Top Ten Equity Holdings (% of Net Assets)
Apple, Inc.	6.30%
Microsoft Corp.	6.07%
Amazon.com, Inc.	4.28%
Facebook, Inc., Class A	2.32%
Alphabet, Inc., Class A	2.02%
Alphabet, Inc., Class C	1.98%
Berkshire Hathaway, Inc., Class B	1.78%
NVIDIA Corp.	1.46%
Tesla, Inc.	1.45%
JPMorgan Chase & Co.	1.29%

Top 5 Sectors (Equity Securities only) (% of Net Assets)
Technology	24.45%
Consumer, Non-cyclical	16.96%
Communications	16.95%
Financials	15.77%
Consumer, Cyclical	10.20%

This schedule summarizes the Fund's holdings by asset type.

Details are reported for each of the Fund's 50 largest holdings, or investments greater than 1%.

The total value of any other assets are reported as single amounts within each asset category.

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

CORE EQUITY INDEX FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities
	Basic Materials	2.54%
55,344	Linde PLC		$15,999,950
	Other Basic Materials		61,690,441
	Total Basic Materials		77,690,391
	Communications	16.95%
25,301	Alphabet, Inc., Class A		61,779,729
24,153	Alphabet, Inc., Class C		60,535,147
38,021	Amazon.com, Inc.		130,798,323
767,418	AT&T, Inc.		22,086,290
354,510	Cisco Systems, Inc.		18,789,030
385,705	Comcast Corp., Class A		21,992,899
204,373	Facebook, Inc., Class A		71,062,536
37,302	NetFlix, Inc.		19,703,289
439,052	Verizon Communications, Inc.		24,600,084
152,850	Walt Disney Co. (The)		26,866,445
	Other Communications		60,311,541
	Total Communications		518,525,313
	Consumer, Cyclical	10.20%
47,989	Costco Wholesale Corp.		18,987,808
89,447	Home Depot, Inc. (The)		28,523,754
62,772	McDonald's Corp.		14,499,704
107,256	Nike, Inc., Class B		16,569,979
65,170	Tesla, Inc.		44,296,049
204,169	Walmart, Inc.		28,791,912
	Other Consumer, Cyclical		160,425,708
	Total Consumer, Cyclical		312,094,914
	Consumer, Non-cyclical	16.96%
254,599	Abbott Laboratories		29,515,662
77,919	Alexion Pharmaceuticals, Inc.		14,314,500
423,748	Coca-Cola Co. (The)		22,929,004
183,210	Colgate-Palmolive Co.		14,904,134
208,096	CVS Health Corp.		17,363,530
17,624	Intuitive Surgical, Inc.		16,207,735
60,729	IQVIA Holdings, Inc.		14,715,851
197,545	Medtronic PLC		24,521,261
98,825	Paypal Holdings, Inc.		28,805,511
158,642	PepsiCo, Inc.		23,505,985
55,256	Stryker Corp.		14,351,641
128,113	Zoetis, Inc., Class A		23,875,139
	Other Consumer, Non-cyclical		273,812,684
	Total Consumer, Non-cyclical		518,822,637
	Energy	2.87%
162,594	Chevron Corp.		17,030,096
356,113	Exxon Mobil Corp.		22,463,608
	Other Energy		48,438,567
	Total Energy		87,932,271
	Financials	15.77%
52,670	American Tower Corp.		14,228,274
634,399	Bank of America Corp.		26,156,271
196,150	Berkshire Hathaway, Inc., Class B		54,514,008

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Financials (continued)
254,659	JPMorgan Chase & Co.		$39,609,661
73,592	Mastercard, Inc., Class A		26,867,703
142,324	Visa, Inc., Class A*		33,278,198
347,746	Wells Fargo & Co.		15,749,416
	Other Financials		272,166,303
	Total Financials		482,569,834
	Industrials	7.78%
94,138	3M Co.		18,698,631
70,991	Union Pacific Corp.		15,613,051
	Other Industrials		203,900,742
	Total Industrials		238,212,424
	Technology	24.45%
53,474	Accenture PLC, Class A		15,763,600
40,212	Adobe, Inc.		23,549,756
1,407,660	Apple, Inc.		192,793,114
34,349	Broadcom, Inc.		16,378,977
405,288	Intel Corp.		22,752,868
685,323	Microsoft Corp.		185,654,001
55,919	NVIDIA Corp.		44,740,792
77,900	Salesforce.com, Inc.		19,028,633
77,692	Texas Instruments, Inc.		14,940,172
	Other Technology		212,410,038
	Total Technology		748,011,951
	Utilities	2.28%
235,440	Nextera Energy, Inc.		17,253,043
	Other Utilities		52,627,990
	Total Utilities		69,881,033
	Total Equities	99.80%	3,053,740,768
	(Cost $1,779,261,000)
	Short-Term Investments
$1,173,926	Dreyfus Government Cash Management		1,173,926
	Total Short-Term Investments	0.04%	1,173,926
	(Cost $1,173,926)
	Short-Term Investments-Repurchase Agreements
	Invested Cash Collateral for Securities Loaned
919,535	RBC D, 0.05%, 07/1/21		919,515
	Total Short-Term Investments- Repurchase Agreements	0.03%	919,515
	(Cost $919,515)
	Total Investments	99.87%	3,055,834,209
	(Cost $1,781,354,441)
	Other Assets, Less Liabilities	0.13%	3,894,904
	Net Assets	100.00%	$3,059,729,113

*	All or a portion of this security is on loan. The market value of all loaned securities, including securities not in the top 50 holdings, is $49,219,749.

CATHOLIC UNITED INVESTMENT TRUST

FUTURES CONTRACTS

CORE EQUITY INDEX FUND

June 30, 2021

$330,000 of cash pledged as margin for futures contracts. The Portfolio had the following open futures contracts at June 30, 2021:

OPEN FUTURES CONTRACTS:

Type	Number of Contracts	Notional Amount	Position	Expiration	Unrealized Gains (Losses) at June 30, 2021
E-mini S&P 500	30	$6,372,950	Long	Sep 2021	$59,950

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND

June 30, 2021

The Portfolio
Portfolio Asset Mix (% of Net Assets)
Equities	96.95%
Number of Stocks	269
Top Ten Stocks	19.47%
Rights	0.00%
Fixed Income Securities:
Short-Term Investments	2.68%
Short-Term Investments-Repurchase Agreements	0.72%
Liabilities, Less Other Assets	-0.35%

Top Ten Equity Holdings (% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.68%
Tencent Holdings Ltd.	2.81%
LVMH Moet Hennessy Louis Vuitton Se	2.18%
Amadeus It Group SA	1.98%
Nestle SA	1.76%
Aia Group Ltd.	1.69%
Samsung Electronics Co. Ltd.	1.44%
Canadian Pacific Railway Ltd.	1.34%
DSV Panalpina A/S	1.32%
HDFC Bank Ltd.	1.27%

Top 5 Sectors (Equity Securities only) (% of Net Assets)
Consumer, Non-cyclical	18.29%
Industrials	16.46%
Financials	15.26%
Technology	14.95%
Consumer, Cyclical	14.54%

This schedule summarizes the Fund's holdings by asset type.

Details are reported for each of the Fund's 50 largest holdings, or investments greater than 1%.

The total value of any other assets are reported as single amounts within each asset category.

Summary of Investments by Country
	% of Investments	Fair Value
Argentina	1.14%	$15,320,865
Australia	0.46	6,237,061
Bermuda	0.00	25,284
Brazil	1.25	16,812,257
Canada	4.91	66,276,675
Chile	0.14	1,866,765
China	7.82	105,483,551
Denmark	2.12	28,557,605
Finland	0.23	3,162,609
France	8.99	121,253,484
Germany	5.37	72,448,426
Greece	0.00	5,078
Hong Kong	2.02	27,216,218
Hungary	0.09	1,240,003
India	3.27	44,074,451
Indonesia	0.21	2,793,614
Ireland	1.64	22,065,327
Israel	0.10	1,309,311
Italy	3.87	52,181,190
Japan	9.20	124,042,315
Luxembourg	0.37	5,037,433
Malaysia	0.09	1,168,821
Mexico	0.52	7,087,363
Netherlands	4.89	65,951,111
New Zealand	0.13	1,714,014
Poland	0.22	3,018,909
Russia	0.73	9,858,238
Singapore	0.21	2,856,367
South Africa	0.29	3,901,251
South Korea	3.30	44,560,433
Spain	3.88	52,323,382
Sweden	2.65	35,755,849
Switzerland	6.39	86,155,215
Taiwan	5.16	69,668,901
Thailand	0.25	3,358,282
Turkey	0.03	362,436
United Kingdom	8.16	110,131,900
United States	9.90	133,479,005
	100.00%	$1,348,760,999

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities
	Basic Materials	4.07%
108,712	AKZO Nobel NV		$13,433,618
135,591	BASF Se		10,683,370
	Other Basic Materials		30,534,164
	Total Basic Materials		54,651,152
	Communications	8.31%
41,847	Alibaba Group Holding Ltd.		9,490,063
9,835	Mercadolibre, Inc.		15,320,864
10,425	Shopify, Inc., Class A		15,230,716
501,882	Tencent Holdings Ltd.		37,742,048
	Other Communications		33,830,354
	Total Communications		111,614,045
	Consumer, Cyclical	14.54%
491,900	Air Canada, Class B		10,129,573
60,255	Evolution AB		9,528,465
67,542	Ferrari N.V.		13,937,053
35,141	Lululemon Athletica, Inc.		12,825,411
37,435	LVMH Moet Hennessy Louis Vuitton Se		29,357,842
2,237,600	Magazine Luiza SA		9,431,378
427,500	Shenzhou International Group Holdings Ltd.		10,795,051
	Other Consumer, Cyclical		99,361,583
	Total Consumer, Cyclical		195,366,356
	Consumer, Non-cyclical	18.29%
5,012	Adyen NV		12,247,049
207,178	Alcon, Inc.		14,519,382
378,369	Amadeus It Group SA		26,617,328
356,240	Experian PLC		13,710,681
46,569	Icon PLC*		9,626,278
189,619	Nestle SA		23,635,962
76,588	Pernod Ricard SA		17,002,561
66,858	ResMed, Inc.		16,481,834
2,620,509	SSP Group PLC		9,643,953
49,265	STERIS PLC		10,163,370
213,521	Unilever PLC		12,478,647
	Other Consumer, Non-cyclical		79,741,958
	Total Consumer, Non-cyclical		245,869,003
	Energy	2.82%
2,616,212	BP PLC		11,384,624
300,062	Totalenergies Se*		13,577,200
	Other Energy		12,915,453
	Total Energy		37,877,277
	Financials	15.26%
1,827,535	Aia Group Ltd.		22,709,314
233,724	HDFC Bank Ltd.		17,089,899
1,350,694	Unicredit SpA		15,937,780
25,828	Zurich Insurance Group AG		10,371,995
	Other Financials		139,043,097
	Total Financials		205,152,085

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Industrials	16.46%
55,751	Aena Sme SA		$9,143,714
249,304	Atlas Copco AB, Class A		15,275,141
234,515	Canadian Pacific Railway Ltd.		18,036,549
76,140	DSV Panalpina A/S		17,758,370
40,000	Fanuc Corp.		9,656,726
32,910	Keyence Corp.		16,625,495
8,891	Mettler-Toledo International, Inc.		12,317,058
203,000	Murata Manufacturing Co. Ltd.		15,513,524
69,867	Siemens AG		11,071,115
43,755	Sika AG		14,319,130
	Other Industrials		81,538,360
	Total Industrials		221,255,182
	Technology	14.95%
41,790	Accenture PLC, Class A		12,319,274
18,699	ASML Holding NV		12,848,270
22,420	ASML Holding NV, Class G		15,488,633
19,455	Epam Systems, Inc.		9,940,727
56,700	Lasertec Corp.		11,029,399
269,902	Samsung Electronics Co. Ltd.		19,341,199
109,236	SAP Se		15,394,876
411,839	Taiwan Semiconductor Manufacturing Co. Ltd.		49,486,574
	Other Technology		55,121,209
	Total Technology		200,970,161
	Utilities	2.25%
1,673,048	ENEL SpA		15,539,207
310,480	RWE AG		11,252,130
	Other Utilities		3,477,180
	Total Utilities		30,268,517
	Total Equities	96.95%	1,303,023,778
	(Cost $911,395,220)
	Rights
	Total Rights	0.00%	-
	(Cost $61,194)
	Short-Term Investments
$36,066,301	Dreyfus Government Cash Management		$36,066,301
	Total Short-Term Investments	2.68%	36,066,301
	(Cost $36,066,301)
	Short-Term Investments-Repurchase Agreements
	Invested Cash Collateral for Securities Loaned
2,297,000	Cantor D, 0.05%, 07/1/21		2,296,880
1,115,208	JVB D, 0.09%, 07/1/21		1,115,089
1,416,869	Mirae D, 0.06%, 07/1/21		1,416,750
248,534	Nomura D, 0.04%, 07/1/21		248,415

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Short-Term Investments-Repurchase Agreements (continued)
	Invested Cash Collateral for Securities Loaned (continued)
$2,297,000	Palafox A, 0.09%, 07/1/21		$2,296,881
2,297,025	RBC D, 0.05%, 07/1/21		2,296,905
	Total Short-Term Investments-Repurchase Agreements	0.72%	9,670,920
	(Cost $9,670,920)
	Total Investments	100.35%	1,348,760,999
	(Cost $957,193,635)
	Liabilities, Less Other Assets	-0.35%	(4,688,192)
	Net Assets	100.00%	$1,344,072,807

*	All or a portion of this security is on loan. The market value of all loaned securities, including securities not in the top 50 holdings, is $21,855,073.

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

SMALL CAPITALIZATION EQUITY INDEX FUND

June 30, 2021

The Portfolio
Portfolio Asset Mix (% of Net Assets)
Equities	98.80%
Number of Stocks	588
Top Ten Stocks	5.70%
Rights	0.02%
Fixed Income Securities:
Short-Term Investments	1.08%
Short-Term Investments-Repurchase Agreements	1.99%
Liabilities, Less Other Assets	-1.89%

Top Ten Equity Holdings (% of Net Assets)
Gamestop Corp., Class A	1.11%
Omnicell, Inc.	0.63%
Macy's, Inc.	0.55%
Saia, Inc.	0.52%
Neogenomics, Inc.	0.52%
Chart Industries, Inc.	0.49%
Microstrategy, Inc., Class A	0.49%
3D Systems Corp.	0.47%
Power Integrations, Inc.	0.47%
Agree Realty Corp.	0.45%

Top 5 Sectors (Equity Securities only) (% of Net Assets)
Financials	24.77%
Consumer, Non-cyclical	17.67%
Industrials	17.00%
Consumer, Cyclical	15.98%
Technology	8.67%

This schedule summarizes the Fund's holdings by asset type.

Details are reported for each of the Fund's 50 largest holdings, or investments greater than 1%.

The total value of any other assets are reported as single amounts within each asset category.

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

SMALL CAPITALIZATION EQUITY INDEX FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities
	Basic Materials	4.00%
16,626	Balchem Corp.		$2,182,329
	Other Basic Materials		19,277,354
	Total Basic Materials		21,459,683
	Communications	4.29%
9,292	Stamps.com, Inc.		1,861,095
120,036	Viavi Solutions, Inc.		2,119,836
	Other Communications		19,073,329
	Total Communications		23,054,260
	Consumer, Cyclical	15.98%
27,928	Gamestop Corp., Class A*		5,980,502
11,534	LGI Homes, Inc.*		1,867,816
157,139	Macy's, Inc.		2,979,355
19,932	Meritage Homes Corp.		1,875,203
73,110	Resideo Technologies, Inc.		2,193,300
18,343	Shake Shack, Inc., Class A*		1,963,068
26,379	Signet Jewelers Ltd.		2,131,159
7,712	Unifirst Corp.		1,809,544
	Other Consumer, Cyclical		65,049,740
	Total Consumer, Cyclical		85,849,687
	Consumer, Non-cyclical	17.67%
23,038	Alarm.com Holdings, Inc.		1,951,319
24,604	AMN Healthcare Services, Inc.		2,386,096
15,193	ConMed Corp.*		2,087,974
27,115	Ensign Group, Inc. (The)		2,350,057
24,076	Glaukos Corp.		2,042,367
27,294	Korn Ferry		1,980,180
61,405	Neogenomics, Inc.		2,773,664
22,378	Omnicell, Inc.		3,389,148
56,229	Select Medical Holdings Corp.		2,376,238
7,070	WD-40 Co.*		1,811,970
	Other Consumer, Non-cyclical		71,735,163
	Total Consumer, Non-cyclical		94,884,176
	Energy	4.87%
55,080	Matador Resources Co.		1,983,431
49,832	PDC Energy, Inc.		2,281,807
130,251	Range Resources Corp.		2,183,007
326,393	Southwestern Energy Co.		1,850,648
	Other Energy		17,837,398
	Total Energy		26,136,291
	Financials	24.77%
34,192	Agree Realty Corp.		2,410,194
46,785	Bankunited, Inc.		1,997,252
27,036	Community Bank System, Inc.		2,045,273
65,414	First Hawaiian, Inc.		1,853,833
12,148	Innovative Industrial Properties, Inc., Class A*		2,320,511
47,491	Pacific Premier Bancorp, Inc.		2,008,394

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Financials (continued)
17,027	Trupanion, Inc.		$1,959,808
	Other Financials		118,459,070
	Total Financials		133,054,335
	Industrials	17.00%
20,306	Advanced Energy Industries, Inc.		2,288,689
20,046	Applied Industrial Technologies, Inc.		1,825,389
18,041	Chart Industries, Inc.*		2,639,759
26,355	Exponent, Inc.		2,351,130
19,523	Fabrinet		1,871,670
23,248	Itron, Inc.		2,324,335
16,302	John Bean Technologies Corp.		2,324,991
13,355	Saia, Inc.		2,797,739
32,028	UFP Industries, Inc.		2,380,962
14,050	Watts Water Technologies, Inc., Class A		2,050,036
	Other Industrials		68,429,945
	Total Industrials		91,284,645
	Technology	8.67%
63,542	3D Systems Corp.*		2,539,774
18,588	Insight Enterprises, Inc.		1,858,986
31,346	Kulicke & Soffa Industries, Inc.		1,918,375
32,504	Liveperson, Inc.*		2,055,553
3,928	Microstrategy, Inc., Class A*		2,610,156
24,700	Onto Innovation, Inc.		1,804,088
30,637	Power Integrations, Inc.		2,514,072
18,132	Sps Commerce, Inc.		1,810,480
	Other Technology		29,477,769
	Total Technology		46,589,253
	Utilities	1.55%
	Total Utilities		8,326,519
	Total Equities	98.80%	530,638,849
	(Cost $392,464,538)
	Rights
	Total Rights	0.02%	81,335
	(Cost $122)
	Short-Term Investments
$5,823,414	Dreyfus Government Cash Management		5,823,414
	Total Short-Term Investments	1.08%	5,823,414
	(Cost $5,823,414)
	Short-Term Investments-Repurchase Agreements
	Invested Cash Collateral for Securities Loaned
2,534,300	Cantor D, 0.05%, 07/1/21		2,534,236
1,230,409	JVB D, 0.09%, 07/1/21		1,230,345
1,563,231	Mirae D, 0.06%, 07/1/21		1,563,167
274,075	Nomura D, 0.04%, 07/1/21		274,011

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

SMALL CAPITALIZATION EQUITY INDEX FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Short-Term Investments-Repurchase Agreements (continued)
	Invested Cash Collateral for Securities Loaned (continued)
$2,534,300	Palafox A, 0.09%, 07/1/21		$2,534,236
2,534,266	RBC D, 0.05%, 07/1/21		2,534,202
	Total Short-Term Investments-Repurchase Agreements	1.99%	10,670,197
	(Cost $10,670,197)
	Total Investments	101.89%	547,213,795
	(Cost $408,958,271)
	Liabilities, Less Other Assets	-1.89%	(10,156,171)
	Net Assets	100.00%	$537,057,624

*	All or a portion of this security is on loan. The market value of all loaned securities, including securities not in the top 50 holdings, is $47,111,217.

$364,000 of cash pledged as margin for futures contracts. The Portfolio had the following open futures contracts at June 30, 2021:

OPEN FUTURES CONTRACTS:

Type	Number of Contracts	Notional Amount	Position	Expiration	Unrealized Gains (Losses) at June 30, 2021
E-mini Russell 2000	56	$6,483,400	Long	Sep 2021	$(21,560)

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

INTERNATIONAL SMALL CAPITALIZATION EQUITY FUND

June 30, 2021

The Portfolio
Portfolio Asset Mix (% of Net Assets)
Equities	98.49%
Number of Stocks	481
Top Ten Stocks	15.24%
Rights	0.00%
Warrants	0.00%
Fixed Income Securities:
Short-Term Investments	0.89%
Short-Term Investments-Repurchase Agreements	1.77%
Liabilities, Less Other Assets	-1.15%

Top Ten Equity Holdings (% of Net Assets)
Biffa PLC	1.87%
L'occitane International SA	1.81%
Kerry Logistics Network Ltd.	1.74%
Savills PLC	1.55%
Internet Initiative Japan, Inc.	1.49%
Sopra Steria Group SACA	1.44%
Rothschild & Co.	1.39%
Autogrill SpA	1.37%
Clipper Logistics PLC	1.33%
Asics Corp.	1.25%

Top 5 Sectors (Equity Securities only) (% of Net Assets)
Industrials	24.77%
Consumer, Non-cyclical	18.62%
Consumer, Cyclical	15.93%
Financials	15.46%
Basic Materials	6.90%

This schedule summarizes the Fund's holdings by asset type.

Details are reported for each of the Fund's 50 largest holdings, or investments greater than 1%.

The total value of any other assets are reported as single amounts within each asset category.

Summary of Investments by Country
	% of Investments	Fair Value
Australia	6.18%	$4,850,943
Austria	2.45	1,919,075
Belgium	0.52	404,932
Brazil	0.75	586,041
Canada	4.74	3,723,583
China	3.28	2,574,711
Denmark	1.25	983,037
Egypt	0.07	54,042
Finland	1.44	1,132,923
France	5.35	4,202,491
Georgia	0.05	37,449
Germany	2.89	2,264,534
Greece	0.03	25,866
Hong Kong	0.72	564,929
Hungary	0.07	51,958
India	2.14	1,682,711
Indonesia	0.42	333,665
Israel	0.96	753,550
Italy	4.85	3,805,183
Japan	23.58	18,501,294
Kyrgyzstan	0.09	70,140
Luxembourg	1.79	1,401,559
Malaysia	0.35	276,395
Malta	0.36	280,358
Mauritius	0.09	69,316
Mexico	0.12	95,775
Netherlands	0.35	277,471
New Zealand	0.07	59,063
Nigeria	0.11	87,380
Norway	1.33	1,047,689
Poland	0.12	93,233
Singapore	0.63	494,307
South Africa	0.86	671,301
South Korea	2.74	2,147,101
Spain	1.49	1,170,110
Sweden	3.98	3,122,033
Switzerland	3.72	2,917,422
Taiwan	3.99	3,129,669
Tanzania	0.04	31,080
Thailand	0.81	633,644
Turkey	0.56	442,810
Ukraine	0.22	169,471
United Kingdom	11.78	9,246,420
United States	2.66	2,089,863
	100.00%	$78,476,527

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

INTERNATIONAL SMALL CAPITALIZATION EQUITY FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities
	Basic Materials	6.90%
397,407	Alumina Ltd.		$490,791
5,280	Aurubis AG		489,403
23,000	Lintec Corp.		499,414
	Other Basic Materials		3,870,689
	Total Basic Materials		5,350,297
	Communications	5.28%
3,580	Flatexdegiro AG		481,866
37,100	Internet Initiative Japan, Inc.		1,153,212
	Other Communications		2,458,351
	Total Communications		4,093,429
	Consumer, Cyclical	15.93%
38,200	Asics Corp.		967,820
145,154	Autogrill SpA*		1,063,812
19,786	de' Longhi SpA		862,075
85,427	Melia Hotels International SA		632,161
32,061	Safestore Holdings PLC		419,433
234,000	Samsonite International SA		478,495
54,800	Sega Sammy Holdings, Inc.		719,870
	Other Consumer, Cyclical		7,215,809
	Total Consumer, Cyclical		12,359,475
	Consumer, Non-cyclical	18.62%
8,800	Ain Holdings, Inc.		549,455
20,300	Ansell Ltd.		663,102
7,846	Biogaia AB, Class B		436,697
92,871	Clipper Logistics PLC		1,032,788
17,816	CVS Group PLC		594,378
97,745	Iwg PLC		405,900
383,250	L'occitane International SA		1,401,559
24,067	Loomis AB, Class B		753,347
28,849	Norway Royal Salmon ASA		577,972
21,000	Pegavision Corp.		455,236
3,190	Royal Unibrew A/S		406,371
13,100	Sakata Seed Corp.		430,805
75,513	Savills PLC		1,199,650
992	Tecan Group AG		491,949
	Other Consumer, Non-cyclical		5,050,599
	Total Consumer, Non-cyclical		14,449,808
	Diversified	0.32%
	Total Diversified		$247,801
	Energy	1.96%
5,828	Landis+gyr Group AG		407,301
10,160	Schoeller-Bleckmann Oilfield Equipment AG		427,128
	Other Energy		687,942
	Total Energy		1,522,371
	Financials	15.46%
183	Advance Residence Investment Corp.		610,055

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Financials (continued)
63,496	Dovalue SpA		$698,783
88,800	Osb Group PLC		569,202
27,740	Rothschild & Co.		1,077,372
106,100	Samhallsbyggnadsbolaget I Norden AB*		444,888
315,600	Seven Bank Ltd.		671,066
	Other Financials		7,922,341
	Total Financials		11,993,707
	Industrials	24.77%
323,140	Biffa PLC		1,450,806
1,121	Bucher Industries AG		586,726
41,000	Dmg Mori Co. Ltd.		736,589
11,100	Fluidra SA		440,318
35,100	Fuji Seal International, Inc.		736,534
12,300	Horiba Ltd.		797,910
446,000	Kerry Logistics Network Ltd.		1,352,498
17,932	Lisi		585,866
18,300	Mabuchi Motor Co. Ltd.		692,495
286,500	Orora Ltd.		716,249
18,400	Palfinger AG		771,356
389	Schweiter Technologies AG		570,654
17,656	Valmet OYJ		770,108
	Other Industrials		9,010,510
	Total Industrials		19,218,619
	Technology	6.63%
206,816	Bravura Solutions Ltd.		544,988
5,810	Sopra Steria Group SACA		1,117,570
	Other Technology		3,480,845
	Total Technology		5,143,403
	Utilities	2.62%
9,521	Ormat Technologies Inc.		659,472
	Other Utilities		1,370,150
	Total Utilities		2,029,622
	Total Equities	98.49%	76,408,532
	(Cost $63,084,125)
	Rights
	Total Rights	0.00%	2,671
	(Cost $-)
	Warrants
	Total Warrants	0.00%	0
	(Cost $-)
	Short-Term Investments
$693,389	Dreyfus Government Cash Management		$693,389
	Total Short-Term Investments	0.89%	693,389
	(Cost $693,389)

CATHOLIC UNITED INVESTMENT TRUST

CONDENSED SCHEDULE OF INVESTMENTS

INTERNATIONAL SMALL CAPITALIZATION EQUITY FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Short-Term Investments-Repurchase Agreements
	Invested Cash Collateral for Securities Loaned
$371,960	Daiwa D, 0.05%, 07/1/21		$371,948
1,000,000	RBC D, 0.05%, 07/1/21		999,987
	Total Short-Term Investments-Repurchase Agreements	1.77%	1,371,935
	(Cost $1,371,935)
	Total Investments	101.15%	78,476,527
	(Cost $65,149,449)
	Liabilities, Less Other Assets	-1.15%	(891,916)
	Net Assets	100.00%	$77,584,611

*	All or a portion of this security is on loan. The market value of all loaned securities, including securities not in the top 50 holdings, is $1,300,471.

CATHOLIC UNITED INVESTMENT TRUST

SCHEDULE OF INVESTMENTS

MAGNUS 45 55 FUND

June 30, 2021

The Portfolio
Portfolio Asset Mix (% of Net Assets)
CUIT Funds	100.15%
Short-Term Investments	0.00%
Liabilities, Less Other Assets	-0.15%

Shares or Principal Amount		Percent of Net Assets	Fair Value
	CUIT Funds
1,365,498	CUIT Core Equity Index Fund, Class X		$21,001,361
2,116,185	CUIT Intermediate Diversified Bond Fund, Class X		23,828,244
539,427	CUIT International Equity Fund, Class X		7,848,669
165,114	CUIT International Small Cap Equity Fund, Class X		2,077,140
598,272	CUIT Multi-Style US Equity Fund, Class X		6,580,996
1,051,786	CUIT Opportunistic Bond Fund, Class X		11,853,633
1,158,087	CUIT Short Bond Fund, Class X		11,870,389
300,326	CUIT Small Capitalization Equity Index Fund, Class X		4,123,471
	Total CUIT Funds	100.15%	89,183,903
	(Cost $76,780,179)
	Short-Term Investments
$171	Dreyfus Government Cash Management		$171
	Total Short-Term Investments	0.00%	171
	(Cost $171)
	Total Investments	100.15%	89,184,074
	(Cost $76,780,350)
	Liabilities, Less Other Assets	-0.15%	(134,170)
	Net Assets	100.00%	$89,049,904

CATHOLIC UNITED INVESTMENT TRUST

SCHEDULE OF INVESTMENTS

MAGNUS 60 40 ALPHA PLUS FUND

June 30, 2021

The Portfolio
Portfolio Asset Mix (% of Net Assets)
CUIT Funds	100.02%
Short-Term Investments	0.01%
Liabilities, Less Other Assets	-0.03%

Shares or Principal Amount		Percent of Net Assets	Fair Value
	CUIT Funds
11,416,756	CUIT Core Equity Index Fund, Class X		$175,589,706
20,025,435	CUIT Intermediate Diversified Bond Fund, Class X		225,486,401
9,419,241	CUIT International Equity Fund, Class X		137,049,955
2,805,253	CUIT International Small Cap Equity Fund, Class X		35,290,089
25,670,960	CUIT Multi-Style US Equity Fund, Class X		282,380,561
9,914,280	CUIT Opportunistic Bond Fund, Class X		111,733,938
10,820,360	CUIT Short Bond Fund, Class X		110,908,686
4,944,041	CUIT Small Capitalization Equity Index Fund, Class X		67,881,681
	Total CUIT Funds	100.02%	1,146,321,017
	(Cost $964,311,989)
	Short-Term Investments
$138,532	Dreyfus Government Cash Management		$138,532
	Total Short-Term Investments	0.01%	138,532
	(Cost $138,532)
	Total Investments	100.03%	1,146,459,549
	(Cost $964,450,521)
	Liabilities, Less Other Assets	-0.03%	(362,065)
	Net Assets	100.00%	$1,146,097,484

CATHOLIC UNITED INVESTMENT TRUST

SCHEDULE OF INVESTMENTS

MAGNUS 60 40 BETA PLUS FUND

June 30, 2021

The Portfolio
Portfolio Asset Mix (% of Net Assets)
CUIT Funds	100.03%
Short-Term Investments	0.00%
Liabilities, Less Other Assets	-0.03%

Shares or Principal Amount		Percent of Net Assets	Fair Value
	CUIT Funds
8,679,685	CUIT Core Equity Index Fund, Class X		$133,493,561
5,854,620	CUIT Intermediate Diversified Bond Fund, Class X		65,923,020
2,754,233	CUIT International Equity Fund, Class X		40,074,092
820,548	CUIT International Small Cap Equity Fund, Class X		10,322,500
2,898,131	CUIT Opportunistic Bond Fund, Class X		32,661,939
3,162,846	CUIT Short Bond Fund, Class X		32,419,176
1,445,152	CUIT Small Capitalization Equity Index Fund, Class X		19,841,939
	Total CUIT Funds	100.03%	334,736,227
	(Cost $268,272,419)
	Short-Term Investments
$89	Dreyfus Government Cash Management		$89
	Total Short-Term Investments	0.00%	89
	(Cost $89)
	Total Investments	100.03%	334,736,316
	(Cost $268,272,508)
	Liabilities, Less Other Assets	-0.03%	(115,140)
	Net Assets	100.00%	$334,621,176

CATHOLIC UNITED INVESTMENT TRUST

SCHEDULE OF INVESTMENTS

MAGNUS 75 25 FUND

June 30, 2021

The Portfolio
Portfolio Asset Mix (% of Net Assets)
CUIT Funds	100.04%
Short-Term Investments	0.00%
Liabilities, Less Other Assets	-0.04%

Shares or Principal Amount		Percent of Net Assets	Fair Value
	CUIT Funds
6,564,720	CUIT Core Equity Index Fund, Class X		$100,965,397
2,687,948	CUIT Intermediate Diversified Bond Fund, Class X		30,266,292
3,116,049	CUIT International Equity Fund, Class X		45,338,510
904,990	CUIT International Small Cap Equity Fund, Class X		11,384,778
4,264,968	CUIT Multi-Style US Equity Fund, Class X		46,914,648
1,399,425	CUIT Opportunistic Bond Fund, Class X		15,771,520
1,463,145	CUIT Short Bond Fund, Class X		14,997,237
1,925,624	CUIT Small Capitalization Equity Index Fund, Class X		26,438,823
	Total CUIT Funds	100.04%	292,077,205
	(Cost $240,397,070)
	Short-Term Investments
$48	Dreyfus Government Cash Management		$48
	Total Short-Term Investments	0.00%	48
	(Cost $48)
	Total Investments	100.04%	292,077,253
	(Cost $240,397,118)
	Liabilities, Less Other Assets	-0.04%	(118,013)
	Net Assets	100.00%	$291,959,240

CATHOLIC UNITED INVESTMENT TRUST

STATEMENTS OF OPERATIONS

PERIODS ENDED JUNE 30, 2021 AND DECEMBER 31, 2020

	Money Market Fund		Short Bond Fund		Intermediate Diversified Bond Fund		Opportunistic Bond Fund
	Period Ended 06/30/21	Year Ended 12/31/20	Period Ended 06/30/21	Year Ended 12/31/20	Period Ended 06/30/21	Year Ended 12/31/20	Period Ended 06/30/21	Year Ended 12/31/20
INVESTMENT INCOME:
Interest income	$77,979	$705,825	$4,507,250	$10,748,795	$17,492,723	$39,986,704	$5,001,450	$11,301,171
Dividend income	—	—	—	—	130,472	301,038	1,252	6,183
Total investment income	77,979	705,825	4,507,250	10,748,795	17,623,195	40,287,742	5,002,702	11,307,354

EXPENSES:
Investment advisory and administrative fees	104,718	224,187	506,199	971,107
Class A					172,814	402,590	86,732	222,754
Class B					1,837,556	3,647,698	535,004	1,045,955
Dividend expense	—	—	—	—	—	—	1,661	9,366
Other expenses	31,620	54,220	76,005	155,228	266,285	500,458	116,279	214,706
Gross expenses	136,338	278,407	582,204	1,126,335	2,276,655	4,550,746	739,676	1,492,781
Fee waiver	(58,359)	—	—	—	—	—	—	—
Net expenses	77,979	278,407	582,204	1,126,335	2,276,655	4,550,746	739,676	1,492,781
Net investment income	—	427,418	3,925,046	9,622,460	15,346,540	35,736,996	4,263,026	9,814,573

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, futures contracts, swaps, options and foreign currency transactions	762	10,007	1,021,104	(1,023,254)	15,466,431	51,804,971	17,137,984	18,764,494
Change in net unrealized appreciation or (depreciation) on investments, futures contracts, swaps, options and foreign currency transactions	(11,613)	18,679	(3,548,182)	5,033,635	(35,536,350)	52,222,381	(10,787,042)	13,660,601
Net realized and unrealized gain (loss)	(10,851)	28,686	(2,527,078)	4,010,381	(20,069,919)	104,027,352	6,350,942	32,425,095

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(10,851)	$456,104	$1,397,968	$13,632,841	$(4,723,379)	$139,764,348	$10,613,968	$42,239,668

See notes to financial statements.

CATHOLIC UNITED INVESTMENT TRUST

STATEMENTS OF OPERATIONS

PERIODS ENDED JUNE 30, 2021 AND DECEMBER 31, 2020

	Multi-Style US Equity Fund	Core Equity Index Fund
	Period Ended 06/30/21(1)	Period Ended 06/30/21	Year Ended 12/31/20
INVESTMENT INCOME:
Interest income	$1,469	$59,132	$120,269
Dividend income	1,947,179	19,299,934	38,998,066
Total investment income	1,948,648	19,359,066	39,118,335

EXPENSES:
Investment advisory and administrative fees
Class A	182,468	114,781	246,779
Class B	666,700	562,190	1,462,045
Other expenses	98,831	286,843	803,872
Gross expenses	947,999	963,814	2,512,696
Fee waiver	—	—	—
Net expenses	947,999	963,814	2,512,696
Net investment income	1,000,649	18,395,252	36,605,639

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(349,668)	127,948,514	84,017,121
Change in net unrealized appreciation or (depreciation) on investments, futures contracts and foreign currency transactions	75,095,741	267,521,859	331,052,384
Net realized and unrealized gain	74,746,073	395,470,373	415,069,505

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$75,746,722	$413,865,625	$451,675,144

See notes to financial statements.

CATHOLIC UNITED INVESTMENT TRUST

STATEMENTS OF OPERATIONS

PERIODS ENDED JUNE 30, 2021 AND DECEMBER 31, 2020

	International Equity Fund		Small Capitalization Equity Index Fund		International Small Capitalization Equity Fund
	Period Ended 06/30/21	Year Ended 12/31/20	Period Ended 06/30/21	Year Ended 12/31/20	Period Ended 06/30/21	Year Ended 12/31/20
INVESTMENT INCOME:
Interest income	$55,759	$212,776	$65,268	$211,817	$5,052	$5,425
Dividend income	13,980,912	18,386,892	3,040,208	6,166,320	870,931	1,120,933
Total investment income	14,036,671	18,599,668	3,105,476	6,378,137	875,983	1,126,358

EXPENSES:
Investment advisory and administrative fees					73,524	92,275
Class A	500,530	1,125,716	123,964	242,451
Class B	2,671,047	4,088,562	369,374	534,294
Other expenses	475,898	881,206	187,610	361,730	166,064	343,476
Reimbursed	20,712	—	—	—	—	—
Gross expenses	3,668,187	6,095,484	680,948	1,138,475	239,588	435,751
Fee waiver	—	(9,292)	—	—	(151,769)	(325,213)
Net expenses	3,668,187	6,086,192	680,948	1,138,475	87,819	110,538
Net investment income	10,368,484	12,513,476	2,424,528	5,239,662	788,164	1,015,820

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	105,848,042	(12,302,040)	35,448,459	9,012,377	4,130,879	(2,313,607)
Change in net unrealized appreciation or (depreciation) on investments, futures contracts and foreign currency transactions	4,554,711	227,274,734	75,987,870	42,402,357	5,088,289	8,010,433
Net realized and unrealized gain	110,402,753	214,972,694	111,436,329	51,414,734	9,219,168	5,696,826

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$120,771,237	$227,486,170	$113,860,857	$56,654,396	$10,007,332	$6,712,646

See notes to financial statements.

CATHOLIC UNITED INVESTMENT TRUST

STATEMENTS OF OPERATIONS

PERIODS ENDED JUNE 30, 2021 AND DECEMBER 31, 2020

	Magnus 45 55 Fund		Magnus 60 40 Alpha Plus Fund		Magnus 60 40 Beta Plus Fund		Magnus 75 25 Fund
	Period Ended 06/30/21	Year Ended 12/31/20	Period Ended 06/30/21	Year Ended 12/31/20	Period Ended 06/30/21	Year Ended 12/31/20	Period Ended 06/30/21	Year Ended 12/31/20
INVESTMENT INCOME:
Interest income	$—	$1	$—	$466	$—	$—	$—	$—
Dividend income	511,923	990,422	4,717,146	11,308,018	1,874,316	3,555,131	1,070,384	2,399,755
Total investment income	511,923	990,423	4,717,146	11,308,484	1,874,316	3,555,131	1,070,384	2,399,755

EXPENSES:
Investment advisory and administrative fees
Class A	114,079	218,291	1,575,982	2,509,754	390,005	607,869	213,060	313,765
Class B	78,818	79,197	1,582,522	2,444,334	285,293	425,849	418,004	658,990
Gross expenses	192,897	297,488	3,158,504	4,954,088	675,298	1,033,718	631,064	972,755
Fee waiver	—	—	—	—	—	—	—	—
Net expenses	192,897	297,488	3,158,504	4,954,088	675,298	1,033,718	631,064	972,755
Net investment income	319,026	692,935	1,558,642	6,354,396	1,199,018	2,521,413	439,320	1,427,000

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	2,854,528	2,087,917	98,373,729	19,750,981	9,469,061	2,475,965	13,972,763	3,540,360
Change in net unrealized appreciation or (depreciation) on investments	2,454,242	6,951,973	2,904,717	100,922,032	17,030,157	32,650,143	14,459,358	29,525,742
Net realized and unrealized gain	5,308,770	9,039,890	101,278,446	120,673,013	26,499,218	35,126,108	28,432,121	33,066,102

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,627,796	$9,732,825	$102,837,088	$127,027,409	$27,698,236	$37,647,521	$28,871,441	$34,493,102

See notes to financial statements.

CATHOLIC UNITED INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

PERIODS ENDED JUNE 30, 2021 AND DECEMBER 31, 2020

	Money Market Fund		Short Bond Fund		Intermediate Diversified Bond Fund		Opportunistic Bond Fund
	Period Ended 06/30/21	Year Ended 12/31/20	Period Ended 06/30/21	Year Ended 12/31/20	Period Ended 06/30/21	Year Ended 12/31/20	Period Ended 06/30/21	Year Ended 12/31/20
OPERATIONS:
Net investment income	$—	$427,418	$3,925,046	$9,622,460	$15,346,540	$35,736,996	$4,263,026	$9,814,573
Net realized gain (loss)	762	10,007	1,021,104	(1,023,254)	15,466,431	51,804,971	17,137,984	18,764,494
Change in net unrealized appreciation or (depreciation)	(11,613)	18,679	(3,548,182)	5,033,635	(35,536,350)	52,222,381	(10,787,042)	13,660,601
Net increase (decrease) in net assets resulting from operations	(10,851)	456,104	1,397,968	13,632,841	(4,723,379)	139,764,348	10,613,968	42,239,668
Distributions to participants from net investment income	—	(427,418)	(3,925,046)	(9,622,460)	(15,316,141)	(35,770,605)	(4,315,566)	(9,961,314)

FUND SHARE TRANSACTIONS:

Sale of fund shares	63,834,723	105,965,271	84,330,010	96,555,101	231,917,228	215,071,199	64,316,616	82,890,785
Fund shares redeemed	(86,611,498)	(91,346,418)	(43,446,181)	(80,285,002)	(78,027,679)	(177,985,496)	(42,378,234)	(106,071,229)
Reinvestment of dividends	—	425,438	3,894,174	9,534,350	14,585,759	33,939,491	4,138,061	9,534,552
Net increase (decrease) in net assets resulting from fund share transactions	(22,776,775)	15,044,291	44,778,003	25,804,449	168,475,308	71,025,194	26,076,443	(13,645,892)

Net increase (decrease) in net assets	(22,787,626)	15,072,977	42,250,925	29,814,830	148,435,788	175,018,937	32,374,845	18,632,462

NET ASSETS AT BEGINNING OF PERIOD	97,569,284	82,496,307	474,962,455	445,147,625	1,571,324,368	1,396,305,431	486,735,493	468,103,031

NET ASSETS AT END OF PERIOD	$74,781,658	$97,569,284	$517,213,380	$474,962,455	$1,719,760,156	$1,571,324,368	$519,110,338	$486,735,493

FUND SHARE ACTIVITY:
Fund shares at beginning of period	9,756,192	82,517,628	43,408,466	40,973,466	107,823,484	102,780,640	44,452,944	45,897,090
Sale of fund shares	6,383,472	87,799,991	7,807,695	8,922,932	16,948,808	15,886,761	5,784,487	7,843,417
Fund shares redeemed	(8,661,150)	(160,986,865)	(3,918,998)	(7,361,392)	(5,371,489)	(13,244,254)	(3,844,218)	(10,201,130)
Fund shares issued in reinvestment of dividends	—	425,438	357,768	873,460	1,028,319	2,400,337	373,526	913,567

FUND SHARES AT END OF PERIOD	7,478,514	9,756,192	47,654,931	43,408,466	120,429,122	107,823,484	46,766,739	44,452,944

See notes to financial statements.

CATHOLIC UNITED INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

PERIODS ENDED JUNE 30, 2021 AND DECEMBER 31, 2020

	Multi-Style US Equity Fund	Core Equity Index Fund
	Period Ended 06/30/21(1)	Period Ended 06/30/21	Year Ended 12/31/20
OPERATIONS:
Net investment income	$1,000,649	$18,395,252	$36,605,639
Net realized gain (loss)	(349,668)	127,948,514	84,017,121
Change in net unrealized appreciation or (depreciation)	75,095,741	267,521,859	331,052,384
Net increase in net assets resulting from operations	75,746,722	413,865,625	451,675,144
Distributions to participants from net investment income	-	(18,395,252)	(36,605,639)

FUND SHARE TRANSACTIONS:
Sale of fund shares	796,320,938	185,682,706	355,907,929
Fund shares redeemed	(59,417,908)	(264,120,454)	(313,159,352)
Reinvestment of dividends	-	17,929,430	35,634,857
Net increase (decrease) in net assets resulting from fund share transactions	736,903,030	(60,508,318)	78,383,434
Net increase (decrease) in net assets	812,649,752	334,962,055	493,452,939

NET ASSETS AT BEGINNING OF PERIOD	-	2,724,767,058	2,231,314,119

NET ASSETS AT END OF PERIOD	$812,649,752	$3,059,729,113	$2,724,767,058

FUND SHARE ACTIVITY:
Fund shares at beginning of period	—	53,505,300	49,690,884
Sale of fund shares	79,520,940	4,636,140	10,267,717
Fund shares redeemed	(5,581,322)	(4,533,640)	(7,306,584)
Fund shares issued in reinvestment of dividends	-	331,454	853,283

FUND SHARES AT END OF PERIOD	73,939,618	53,939,254	53,505,300

See notes to financial statements.

CATHOLIC UNITED INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

PERIODS ENDED JUNE 30, 2021 AND DECEMBER 31, 2020

	International Equity Fund		Small Capitalization Equity Index Fund		International Small Capitalization Equity Fund
	Period Ended 06/30/21	Year Ended 12/31/20	Period Ended 06/30/21	Year Ended 12/31/20	Period Ended 06/30/21	Year Ended 12/31/20
OPERATIONS:
Net investment income	$10,368,484	$12,513,476	$2,424,528	$5,239,662	$788,164	$1,015,820
Net realized gain (loss)	105,848,042	(12,302,040)	35,448,459	9,012,377	4,130,879	(2,313,607)
Change in net unrealized appreciation or (depreciation)	4,554,711	227,274,734	75,987,870	42,402,357	5,088,289	8,010,433
Net increase in net assets resulting from operations	120,771,237	227,486,170	113,860,857	56,654,396	10,007,332	6,712,646
Distributions to participants from net investment income	—	—	—	—	—	—

FUND SHARE TRANSACTIONS:

Sale of fund shares	67,645,537	206,260,803	33,961,354	61,279,612	9,448,607	16,080,042
Fund shares redeemed	(165,334,573)	(125,279,228)	(103,916,392)	(58,700,607)	(4,942,560)	(3,160,326)
Net increase (decrease) in net assets resulting from fund share transactions	(97,689,036)	80,981,575	(69,955,038)	2,579,005	4,506,047	12,919,716

Net increase (decrease) in net assets	23,082,201	308,467,745	43,905,819	59,233,401	14,513,379	19,632,362

NET ASSETS AT BEGINNING OF PERIOD	1,320,990,606	1,012,522,861	493,151,805	433,918,404	63,071,232	43,438,870

NET ASSETS AT END OF PERIOD	$1,344,072,807	$1,320,990,606	$537,057,624	$493,151,805	$77,584,611	$63,071,232

FUND SHARE ACTIVITY:
Fund shares at beginning of period	35,310,891	32,289,088	23,760,938	22,075,099	5,808,050	4,321,871
Sale of fund shares	2,360,698	7,106,784	1,571,753	4,836,265	794,691	1,819,559
Fund shares redeemed	(3,795,784)	(4,084,981)	(4,425,062)	(3,150,426)	(410,608)	(333,380)

FUND SHARES AT END OF PERIOD	33,875,805	35,310,891	20,907,629	23,760,938	6,192,133	5,808,050

See notes to financial statements.

CATHOLIC UNITED INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

PERIODS ENDED JUNE 30, 2021 AND DECEMBER 31, 2020

	Magnus 45 55 Fund		Magnus 60 40 Alpha Plus Fund		Magnus 60 40 Beta Plus Fund		Magnus 75 25 Fund
	Period Ended 06/30/21	Year Ended 12/31/20	Period Ended 06/30/21	Year Ended 12/31/20	Period Ended 06/30/21	Year Ended 12/31/20	Period Ended 06/30/21	Year Ended 12/31/20
OPERATIONS:
Net investment income	$319,026	$692,935	$1,558,642	$6,354,396	$1,199,018	$2,521,413	$439,320	$1,427,000
Net realized gain (loss)	2,854,528	2,087,917	98,373,729	19,750,981	9,469,061	2,475,965	13,972,763	3,540,360
Change in net unrealized appreciation or (depreciation)	2,454,242	6,951,973	2,904,717	100,922,032	17,030,157	32,650,143	14,459,358	29,525,742
Net increase in net assets resulting from operations	5,627,796	9,732,825	102,837,088	127,027,409	27,698,236	37,647,521	28,871,441	34,493,102

Distributions to participants from net investment income	—	—	—	—	—	—	—	—

FUND SHARE TRANSACTIONS:
Sale of fund shares	7,995,448	65,504,345	88,165,432	93,938,160	41,613,960	95,782,595	76,316,009	44,867,850
Fund shares redeemed	(1,615,978)	(44,644,396)	(21,565,669)	(82,094,608)	(23,182,803)	(42,423,602)	(45,895,712)	(5,783,902)
Net increase (decrease) in net assets resulting from fund share transactions	6,379,470	20,859,949	66,599,763	11,843,552	18,431,157	53,358,993	30,420,297	39,083,948
Net increase (decrease) in net assets	12,007,266	30,592,774	169,436,851	138,870,961	46,129,393	91,006,514	59,291,738	73,577,050

NET ASSETS AT BEGINNING OF PERIOD	77,042,638	46,449,864	976,660,633	837,789,672	288,491,783	197,485,269	232,667,502	159,090,452

NET ASSETS AT END OF PERIOD	$89,049,904	$77,042,638	$1,146,097,484	$976,660,633	$334,621,176	$288,491,783	$291,959,240	$232,667,502

FUND SHARE ACTIVITY:
Fund shares at beginning of period	6,043,527	4,151,277	76,276,643	75,428,785	22,478,387	17,772,947	16,720,666	13,474,198
Sale of fund shares	596,772	5,862,059	6,652,185	8,194,729	3,106,636	8,508,783	5,028,408	3,729,368
Fund shares redeemed	(122,949)	(3,969,809)	(1,583,356)	(7,346,871)	(1,713,975)	(3,803,343)	(3,010,222)	(482,900)

FUND SHARES AT END OF PERIOD	6,517,350	6,043,527	81,345,472	76,276,643	23,871,048	22,478,387	18,738,852	16,720,666

See notes to financial statements.

CATHOLIC UNITED INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

Per share data and ratios for a trust unit outstanding throughout each period is presented below:

		Income (loss) from Investment operations			Less distributions			Ratios to average net assets
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Net asset value, end of period	Total return	Expenses, net of waivers	Expenses, before waivers	Net investment income	Net assets, end of period (in millions)
Period Ended	$	$	$	$	$	$	%	%	%	%	$

Money Market Fund
06/30/2021	10.00	— (a)	—	—	—	10.00	—	0.19(c)	0.33(c)	—(c)	74.8
12/31/2020	10.00	0.01(a)	0.00(d)	0.01	(0.01)	10.00	0.04	0.31	0.31	0.47	97.6
12/31/2019(b)	10.00	0.20(a)	0.00(d)	0.20	(0.20)	10.00	3.69	0.31	0.31	2.20	82.5
12/31/2018(b)	10.00	0.00(d)	0.00(d)	0.00(d)	(0.00)(d)	10.00	1.79	0.35	0.39	1.77	73.4
12/31/2017(b)	10.00	0.00(d)	0.00(d)	0.00(d)	(0.00)(d)	10.00	0.93	0.32	0.32	0.94	63.5
12/31/2016(b)	10.00	0.00(d)	0.00(d)	0.00(d)	(0.00)(d)	10.00	0.31	0.35	0.35	0.31	62.8

Short Bond Fund
Class A
06/30/2021	11.24	0.09(a)	(0.06)	0.03	(0.09)	11.18	0.25	0.34(c)	0.34(c)	1.49(c)	347.0
12/31/2020	11.14	0.23(a)	0.10	0.33	(0.23)	11.24	3.11	0.35	0.35	2.07	335.4
12/31/2019	10.98	0.28(a)	0.16	0.44	(0.28)	11.14	4.14	0.34	0.34	2.56	325.6
12/31/2018	11.07	0.25	(0.09)	0.16	(0.25)	10.98	1.41	0.33	0.33	2.21	332.8
12/31/2017	11.07	0.19	0.00	0.19	(0.19)	11.07	1.71	0.34	0.34	1.70	383.9
12/31/2016	11.03	0.18	0.04	0.22	(0.18)	11.07	1.99	0.34	0.34	1.62	376.8
Class X
06/30/2021	10.29	0.08(a)	(0.04)	0.04	(0.08)	10.25	0.40	—(c)	—(c)	1.83(c)	170.2
12/31/2020	10.17	0.25(a)	0.12	0.37	(0.25)	10.29	3.40	—	—	2.40	139.6
12/31/2019	9.98	0.29(a)	0.19	0.48	(0.29)	10.17	4.60	—	—	2.89	119.5
12/31/2018	10.00	0.12	(0.02)	0.10	(0.12)	9.98	1.23	—(c)	—(c)	2.57(c)	57.1

(a)	Calculated using average shares outstanding.
(b)	After the close of trading on October 28, 2020, Money Market Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 7.
(c)	Annualized for periods less than a year.
(d)	Amounts are less than $0.005.

See notes to financial statements.

CATHOLIC UNITED INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

Per share data and ratios for a trust unit outstanding throughout each period is presented below:

		Income (loss) from Investment operations			Less distributions			Ratios to average net assets
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Net asset value, end of period	Total return	Expenses, net of waivers	Expenses, before waivers	Net investment income	Net assets, end of period (in millions)
Period Ended	$	$	$	$	$	$	%	%	%	%	$

Intermediate Diversified Bond Fund
Class A
06/30/2021	15.49	0.14(a)	(0.23)	(0.09)	(0.14)	15.26	(0.55)	0.54(b)	0.54(b)	1.66(b)	65.7
12/31/2020	14.43	0.34(a)	1.06	1.40	(0.34)	15.49	10.02	0.54	0.54	2.25	74.8
12/31/2019	13.66	0.39(a)	0.77	1.16	(0.39)	14.43	8.78	0.54	0.54	2.76	83.5
12/31/2018	14.00	0.37	(0.34)	0.03	(0.37)	13.66	—	0.54	0.54	2.47	104.6
12/31/2017	13.82	0.28	0.18	0.46	(0.28)	14.00	3.38	0.53	0.53	2.04	142.6
12/31/2016	13.61	0.27	0.21	0.48	(0.27)	13.82	3.53	0.54	0.54	1.95	133.9
Class B
06/30/2021	15.53	0.14(a)	(0.21)	(0.07)	(0.14)	15.32	(0.42)	0.34(b)	0.34(b)	1.86(b)	1,308.7
12/31/2020	14.44	0.36(a)	1.09	1.45	(0.36)	15.53	10.23	0.37	0.37	2.42	1,213.0
12/31/2019	13.65	0.41(a)	0.79	1.20	(0.41)	14.44	8.93	0.39	0.39	2.90	1,074.0
12/31/2018	13.99	0.36	(0.34)	0.02	(0.36)	13.65	0.14	0.39	0.39	2.62	1,056.3
12/31/2017	13.81	0.30	0.18	0.48	(0.30)	13.99	3.54	0.38	0.38	2.19	1,093.5
12/31/2016	13.60	0.29	0.21	0.50	(0.29)	13.81	3.69	0.39	0.39	2.09	1,021.1
Class X
06/30/2021	11.39	0.11(a)	(0.13)	(0.02)	(0.11)	11.26	(0.20)	—(b)	—(b)	2.19(b)	345.4
12/31/2020	10.56	0.30(a)	0.83	1.13	(0.30)	11.39	10.73	—	—	2.77	283.5
12/31/2019	9.94	0.34(a)	0.62	0.96	(0.34)	10.56	9.40	—	—	3.28	238.8
12/31/2018	10.00	0.16	(0.06)	0.10	(0.16)	9.94	1.38	—(b)	—(b)	3.03(b)	114.3
Opportunistic Bond Fund
Class A
06/30/2021	10.85	0.08(a)	0.14	0.22	(0.09)	10.98	2.07	0.56(b)	0.56(b)	1.38(b)	34.0
12/31/2020	10.14	0.20(a)	0.73	0.93	(0.22)	10.85	9.32	0.57	0.57	1.89	34.9
12/31/2019	9.86	0.22(a)	0.28	0.50	(0.22)	10.14	5.35	0.56	0.56	2.17	48.6
12/31/2018	9.99	0.21	(0.13)	0.08	(0.21)	9.86	0.82	0.54	0.54	2.10	60.8
12/31/2017	9.99	0.16	0.00	0.16	(0.16)	9.99	1.63	0.63	0.63	1.63	74.6
12/31/2016	9.87	0.13	0.12	0.25	(0.13)	9.99	2.54	0.54	0.54	1.30	67.3
Class B
06/30/2021	10.89	0.09(a)	0.13	0.22	(0.09)	11.02	2.06	0.42(b)	0.42(b)	1.59(b)	313.1
12/31/2020	10.16	0.21(a)	0.74	0.95	(0.22)	10.89	9.50	0.41	0.41	2.02	307.1
12/31/2019	9.86	0.23(a)	0.31	0.54	(0.24)	10.16	5.56	0.41	0.41	2.31	300.0
12/31/2018	9.99	0.23	(0.13)	0.10	(0.23)	9.86	0.96	0.39	0.39	2.25	353.5
12/31/2017	9.99	0.18	0.00	0.18	(0.18)	9.99	1.78	0.48	0.48	1.77	396.3
12/31/2016	9.87	0.14	0.12	0.26	(0.14)	9.99	2.69	0.39	0.39	1.45	341.5
Class X
06/30/2021	11.11	0.11(a)	0.15	0.26	(0.10)	11.27	2.31	—(b)	—(b)	2.01(b)	172.0
12/31/2020	10.32	0.26(a)	0.76	1.02	(0.23)	11.11	9.98	—	—	2.41	144.8
12/31/2019	9.98	0.28(a)	0.34	0.62	(0.28)	10.32	5.93	—	—	2.72	119.5
12/31/2018	10.00	0.12	(0.02)	0.10	(0.12)	9.98	1.14	—(b)	—(b)	2.67(b)	57.1

(a)	Calculated using average shares outstanding.
(b)	Annualized for periods less than a year.

See notes to financial statements.

CATHOLIC UNITED INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

Per share data and ratios for a trust unit outstanding throughout each period is presented below:

		Income (loss) from Investment operations			Less distributions			Ratios to average net assets
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Net asset value, end of period	Total return	Expenses, net of waivers	Expenses, before waivers	Net investment income	Net assets, end of period (in millions)
Period Ended	$	$	$	$	$	$	%	%	%	%	$

Multi-Style US Equity Fund
Class A
06/30/2021(d)	10.00	(0.00)(a)(c)	0.97	0.97	—	10.97	9.05	0.98(b)	0.98(b)	(0.11) (b)	72.7
Class B
06/30/2021(d)	10.00	0.01(a)	0.97	0.98	—	10.98	9.15	0.67(b)	0.67(b)	0.21(b)	404.0
Class X
06/30/2021(d)	10.00	0.03(a)	0.97	1.00	—	11.00	9.34	—(b)	—(b)	0.87(b)	336.0

Core Equity Index Fund
Class A
06/30/2021	88.05	0.60(a)	12.73	13.33	(0.60)	100.78	15.17	0.37(b)	0.37(b)	0.98(b)	62.7
12/31/2020	74.92	1.00(a)	13.13	14.13	(1.00)	88.05	19.47	0.39	0.39	1.34	70.2
12/31/2019	57.67	1.00(a)	17.25	18.25	(1.00)	74.92	32.05	0.39	0.39	1.48	76.3
12/31/2018	61.40	1.09	(3.73)	(2.64)	(1.09)	57.67	(4.62)	0.39	0.39	1.45	84.8
12/31/2017	50.84	0.88	10.56	11.44	(0.88)	61.40	22.64	0.38	0.38	1.56	143.0
12/31/2016	46.48	0.85	4.34	5.19	(0.83)	50.84	11.27	0.38	0.38	1.77	126.7
Class B
06/30/2021	88.47	0.61(a)	12.93	13.54	(0.61)	101.40	15.33	0.08(b)	0.08(b)	1.27(b)	2,041.4
12/31/2020	75.09	1.19(a)	13.38	14.57	(1.19)	88.47	19.77	0.14	0.14	1.58	1,756.4
12/31/2019	57.70	1.14(a)	17.39	18.53	(1.14)	75.09	32.33	0.19	0.19	1.68	1,473.0
12/31/2018	61.38	1.06	(3.68)	(2.62)	(1.06)	57.70	(4.42)	0.19	0.19	1.65	1,087.6
12/31/2017	50.83	0.99	10.55	11.54	(0.99)	61.38	22.87	0.18	0.18	1.76	1,238.8
12/31/2016	46.46	0.97	4.33	5.30	(0.93)	50.83	11.51	0.18	0.18	1.96	1,053.2
Class C
06/30/2021	88.69	0.61(a)	12.99	13.60	(0.61)	101.68	15.36	0.02(b)	0.02(b)	1.33(b)	524.5
12/31/2020	75.19	1.28(a)	13.50	14.78	(1.28)	88.69	19.91	0.04	0.04	1.69	539.0
12/31/2019	57.70	1.23(a)	17.49	18.72	(1.23)	75.19	32.52	0.04	0.04	1.83	414.3
12/31/2018	61.36	1.14	(3.66)	(2.52)	(1.14)	57.70	(4.30)	0.04	0.04	1.80	473.0
12/31/2017	50.81	1.07	10.55	11.62	(1.07)	61.36	23.06	0.03	0.03	1.91	495.0
12/31/2016(e)	49.47	0.39	1.47	1.86	(0.52)	50.81	3.78	0.03(b)	0.03(b)	2.12(b)	405.1
Class X
06/30/2021	13.41	0.09(a)	1.97	2.06	(0.09)	15.38	15.40	—(b)	—(b)	1.35(b)	431.1
12/31/2020	11.37	0.20(a)	2.04	2.24	(0.20)	13.41	19.89	—	—	1.72	359.2
12/31/2019	8.72	0.19(a)	2.65	2.84	(0.19)	11.37	32.58	—	—	1.88	267.7
12/31/2018	10.00	0.20	(1.28)	(1.08)	(0.20)	8.72	(10.12)	—(b)	—(b)	1.85(b)	100.9

(a)	Calculated using average shares outstanding.
(b)	Annualized for periods less than a year.
(c)	Amounts are less than $0.005.
(d)	Start date for the CUIT Multi-Style US Equity Fund was March 19, 2021.
(e)	Start date for the CUIT Core Equity Fund Class C was October 1, 2016.

See notes to financial statements.

CATHOLIC UNITED INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

Per share data and ratios for a trust unit outstanding throughout each period is presented below:

		Income (loss) from Investment operations			Less distributions			Ratios to average net assets
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Net asset value, end of period	Total return	Expenses, net of waivers	Expenses, before waivers	Net investment income	Net assets, end of period (in millions)
Period Ended	$	$	$	$	$	$	%	%	%	%	$

International Equity Fund
Class A
06/30/2021	51.88	0.17(a)	4.35	4.52	—	56.40	8.71	1.38(b)	1.38(b)	0.63(b)	72.3
12/31/2020	43.39	0.17(a)	8.32	8.49	—	51.88	19.57	1.41	1.41	0.41	79.5
12/31/2019	34.42	0.58(a)	8.39	8.97	—	43.39	26.10	1.41	1.41	1.48	98.9
12/31/2018	40.93	4.98	(11.49)	(6.51)	—	34.42	(15.93)	1.40	1.40	1.12	104.9
12/31/2017	31.37	1.76	7.80	9.56	—	40.93	30.47	1.40	1.40	1.12	189.6
12/31/2016	30.65	0.33(a)	0.39	0.72	—	31.37	2.35	1.39	1.39	1.10	173.5
Class B
06/30/2021	56.63	0.37(a)	4.72	5.09	—	61.72	8.99	0.83(b)	0.83(b)	1.23(b)	747.4
12/31/2020	47.14	0.43(a)	9.06	9.49	—	56.63	20.13	0.86	0.86	0.95	694.8
12/31/2019	37.19	0.82(a)	9.13	9.95	—	47.14	26.75	0.89	0.90	1.92	537.8
12/31/2018	44.03	1.93	(8.77)	(6.84)	—	37.19	(15.53)	0.95	0.95	1.57	437.7
12/31/2017	33.60	0.29	10.14	10.43	—	44.03	31.04	0.99	0.98	1.49	663.4
12/31/2016	32.70	0.48(a)	0.42	0.90	—	33.60	2.75	0.98	0.98	1.46	471.6
Class C
06/30/2021	57.72	0.60(a)	4.83	5.43	—	63.15	9.41	0.08(b)	0.08(b)	1.97(b)	293.9
12/31/2020	47.68	0.79(a)	9.25	10.04	—	57.72	21.06	0.10	0.10	1.69	338.5
12/31/2019	37.32	1.16(a)	9.20	10.36	—	47.68	27.76	0.11	0.11	2.70	223.0
12/31/2018(c)	43.69	0.45	(6.82)	(6.37)	—	37.32	(14.58)	0.11	0.11	2.43	109.7
Class X
06/30/2021	13.30	0.14(a)	1.12	1.26	—	14.56	9.47	—(b)	—(b)	2.05(b)	230.4
12/31/2020	10.98	0.19(a)	2.13	2.32	—	13.30	21.13	—	—	1.82	208.2
12/31/2019	8.58	0.27(a)	2.13	2.40	—	10.98	27.97	—	—	2.69	152.8
12/31/2018	10.00	0.05	(1.47)	(1.42)	—	8.58	(14.20)	—(b)	—(b)	2.53(b)	85.8

(a)	Calculated using average shares outstanding.
(b)	Annualized for periods less than a year.
(c)	Start date for the CUIT International Equity Fund Class C was July 2, 2018.

See notes to financial statements.

CATHOLIC UNITED INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

Per share data and ratios for a trust unit outstanding throughout each period is presented below:

		Income (loss) from Investment operations			Less distributions			Ratios to average net assets
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Net asset value, end of period	Total return	Expenses, net of waivers	Expenses, before waivers	Net investment income	Net assets, end of period (in millions)
Period Ended	$	$	$	$	$	$	%	%	%	%	$

Small Capitalization Equity Index Fund
Class A
06/30/2021	26.57	0.08(a)	6.15	6.23	—	32.80	23.45	0.59(b)	0.59(b)	0.54(b)	45.0
12/31/2020	24.01	0.20(a)	2.36	2.56	—	26.57	10.66	0.62	0.62	0.98	50.1
12/31/2019	19.65	0.22(a)	4.14	4.36	—	24.01	22.24	0.61	0.61	1.01	59.3
12/31/2018	21.57	1.77	(3.69)	(1.92)	—	19.65	(8.90)	0.58	0.58	0.94	63.6
12/31/2017	18.85	0.46	2.26	2.72	—	21.57	14.43	0.55	0.55	1.01	115.6
12/31/2016	15.63	0.28	2.94	3.22	—	18.85	20.60	0.55	0.55	1.33	114.1
Class B
06/30/2021	27.68	0.14(a)	6.40	6.54	—	34.22	23.63	0.29(b)	0.29(b)	0.86(b)	373.7
12/31/2020	24.92	0.28(a)	2.48	2.76	—	27.68	11.08	0.31	0.31	1.30	334.4
12/31/2019	20.33	0.31(a)	4.28	4.59	—	24.92	22.58	0.31	0.31	1.34	298.7
12/31/2018	22.25	0.21	(2.13)	(1.92)	—	20.33	(8.63)	0.29	0.29	1.23	224.9
12/31/2017	19.38	0.46	2.41	2.87	—	22.25	14.81	0.26	0.26	1.31	237.6
12/31/2016	16.02	0.49	2.87	3.36	—	19.38	20.97	0.25	0.25	1.62	227.8
Class X
06/30/2021	11.09	0.07(a)	2.57	2.64	—	13.73	23.81	—(b)	—(b)	1.15(b)	118.3
12/31/2020	9.96	0.14(a)	0.99	1.13	—	11.09	11.35	—	—	1.63	108.6
12/31/2019	8.09	0.15(a)	1.72	1.87	—	9.96	23.11	—	—	1.65	75.9
12/31/2018	10.00	0.03	(1.94)	(1.91)	—	8.09	(19.10)	—(b)	—(b)	1.54(b)	51.4

International Small Capitalization Equity Fund
Class B
06/30/2021	10.77	0.08(a)	1.52	1.60	—	12.37	14.86	1.14(b)	3.12(b)	1.34(b)	18.5
12/31/2020	10.05	0.11(a)	0.61	0.72	—	10.77	7.16	1.15	4.52	1.23	13.2
12/31/2019(c)	10.00	0.01(a)	0.04	0.05	—	10.05	0.50	0.99(b)	7.25(b)	3.07(b)	5.4
Class X
06/30/2021	10.88	0.15(a)	1.55	1.70	—	12.58	15.63	—(b)	—(b)	2.47(b)	59.1
12/31/2020	10.05	0.21(a)	0.62	0.83	—	10.88	8.26	—	—	2.28	49.8
12/31/2019(c)	10.00	0.01(a)	0.04	0.05	—	10.05	0.50	—(b)	—(b)	4.06(b)	38.1

(a)	Calculated using average shares outstanding.
(b)	Annualized for periods less than a year.
(c)	Start date for the CUIT International Small Capitalization Equity Fund Class B and X was December 23, 2019.

See notes to financial statements.

CATHOLIC UNITED INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

Per share data and ratios for a trust unit outstanding throughout each period is presented below:

		Income (loss) from Investment operations			Less distributions			Ratios to average net assets
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Net asset value, end of period	Total return	Expenses, net of waivers	Expenses, before waivers	Net investment income	Net assets, end of period (in millions)
Period Ended	$	$	$	$	$	$	%	%	%	%	$

Magnus 45 55 Fund
Class A
06/30/2021	12.74	0.05(a)	0.85	0.90	—	13.64	7.06	0.58(b)	0.58(b)	0.69(b)	43.6
12/31/2020	11.19	0.12(a)	1.43	1.55	—	12.74	13.85	0.58	0.58	1.07	36.5
12/31/2019	9.62	0.15(a)	1.42	1.57	—	11.19	16.32	0.57	0.57	1.39	46.5
12/31/2018	10.00	0.04	(0.42)	(0.38)	—	9.62	(3.80)	0.57(b)	0.57(b)	1.97(b)	21.2
Class B
06/30/2021	12.76	0.06(a)	0.86	0.92	—	13.68	7.21	0.38(b)	0.38(b)	0.89(b)	45.5
12/31/2020(c)	10.84	0.10(a)	1.82	1.92	—	12.76	17.71	0.38(b)	0.38(b)	1.39(b)	40.6

Magnus 60 40 Alpha Plus Fund
Class A
06/30/2021	12.77	0.01(a)	1.26	1.27	—	14.04	9.95	0.70(b)	0.70(b)	0.17(b)	480.4
12/31/2020	11.09	0.07(a)	1.61	1.68	—	12.77	15.15	0.70	0.70	0.67	421.9
12/31/2019	9.30	0.08(a)	1.71	1.79	—	11.09	19.25	0.69	0.69	0.82	354.1
12/31/2018	10.00	0.04	(0.74)	(0.70)	—	9.30	(7.00)	0.69(b)	0.69(b)	2.35(b)	267.5
Class B
06/30/2021	12.83	0.03(a)	1.26	1.29	—	14.12	10.05	0.50(b)	0.50(b)	0.37(b)	665.7
12/31/2020	11.12	0.09(a)	1.62	1.71	—	12.83	15.38	0.52	0.52	0.85	554.8
12/31/2019	9.31	0.11(a)	1.70	1.81	—	11.12	19.44	0.52	0.52	1.01	483.6
12/31/2018	10.00	0.08	(0.77)	(0.69)	—	9.31	(6.90)	0.52(b)	0.52(b)	2.52(b)	144.8

Magnus 60 40 Beta Plus Fund
Class A
06/30/2021	12.72	0.04(a)	1.14	1.18	—	13.90	9.28	0.55(b)	0.55(b)	0.66(b)	154.0
12/31/2020	11.04	0.11(a)	1.57	1.68	—	12.72	15.22	0.55	0.55	1.01	124.2
12/31/2019	9.18	0.13(a)	1.73	1.86	—	11.04	20.26	0.54	0.54	1.22	104.4
12/31/2018	10.00	0.07	(0.89)	(0.82)	—	9.18	(8.20)	0.54(b)	0.54(b)	3.60(b)	39.6
Class B
06/30/2021	12.92	0.06(a)	1.14	1.20	—	14.12	9.29	0.33(b)	0.33(b)	0.85(b)	180.6
12/31/2020	11.19	0.14(a)	1.59	1.73	—	12.92	15.46	0.36	0.36	1.19	164.3
12/31/2019	9.28	0.14(a)	1.77	1.91	—	11.19	20.58	0.37	0.37	1.31	93.1
12/31/2018	10.00	0.10	(0.82)	(0.72)	—	9.28	(7.20)	0.37(b)	0.37(b)	3.77(b)	75.7

Magnus 75 25 Fund
Class A
06/30/2021	13.88	0.01(a)	1.63	1.64	—	15.52	11.82	0.67(b)	0.67(b)	0.10(b)	47.0
12/31/2020	11.80	0.07(a)	2.01	2.08	—	13.88	17.63	0.67	0.67	0.58	59.4
12/31/2019	9.64	0.08(a)	2.08	2.16	—	11.80	22.41	0.65	0.65	0.72	37.8
12/31/2018	10.00	0.02	(0.38)	(0.36)	—	9.64	(3.60)	0.65(b)	0.65(b)	2.59(b)	21.0
Class B
06/30/2021	13.93	0.03(a)	1.63	1.66	—	15.59	11.92	0.43(b)	0.43(b)	0.42(b)	245.0
12/31/2020	11.81	0.09(a)	2.03	2.12	—	13.93	17.95	0.45	0.45	0.80	173.3
12/31/2019(d)	10.00	0.10(a)	1.71	1.81	—	11.81	18.10	0.44(b)	0.44(b)	1.21(b)	121.3

(a)	Calculated using average shares outstanding.
(b)	Annualized for periods less than a year.
(c)	Start date for the CUIT Magnus 45 55 Fund Class B was May 20, 2020.
(d)	Start date for the CUIT Magnus 75 25 Fund Class B was April 5, 2019.

See notes to financial statements.

CATHOLIC UNITED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

Note 1 - Nature of Organization and Summary of Significant Accounting Policies

Catholic United Investment Trust (CUIT or the Funds) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946, “Financial Services - Investment Companies”.

Nature of Organization

CUIT is comprised of nine professionally managed, no-load, open-end, pooled investment funds (CUIT Funds or Underlying Funds) and four no-load pooled investment fund of funds (Magnus Funds) for the exclusive benefit of religious organizations that are listed, or eligible for listing, in the Kenedy Official Catholic Directory of the Roman Catholic Church in the United States. CUIT is exempt from registration under the Investment Company Act of 1940 and the Fund Shares issued by CUIT are exempt from registration under the Securities Act of 1933. Class A shares for the CUIT Funds (whether one class or multiclass) do not have a minimum initial investment requirement. Initial investment minimum for Class B shares for the CUIT Intermediate Diversified Bond, Opportunistic Bond, Multi-Style US Equity and International Equity Funds is $5.0 million. Initial investment minimum for Class B shares for the CUIT Core Equity Index Fund and Small Capitalization Equity Index Fund is $3.0 million. Initial investment minimum for Class B shares for the CUIT International Small Capitalization Equity Fund is $1.0 million. Initial investment minimum for Class C shares for the CUIT Core Equity Index Fund and CUIT International Equity Fund is $50.0 million. Class X shares for the CUIT Funds are issued only to a fund of the Magnus Funds, each a fund of funds. Class A shares for the Magnus Funds (whether one class or multiclass) do not have a minimum initial investment requirement. Initial investment minimum for Class B shares of the Magnus Funds is $25.0 million.

As a result of the liquidation and transfer of net assets from CUIT Value Equity Fund and CUIT Growth Fund, CUIT Multi-Style US Equity Fund commenced on March 19, 2021.

As a result of launching Magnus Funds, Christian Brothers Investment Services (“CBIS”) launched Share Class X which represents the Magnus Funds investment in the CUIT Funds. Class X is not a standalone share class that can be invested in directly.

The CUIT Funds adhere to the CBIS Commitment to Catholic Responsible Investing, to the extent reasonably feasible and practicable.

The specific investment objectives of the CUIT Funds are as follows:

Money Market Fund

The Money Market Fund invests in high quality short-term money market instruments with a weighted average maturity of less than 90 days consistent with its specific objective of seeking optimal current income consistent with the preservation of capital.

Short Bond Fund

The investment objective of the Short Bond Fund is to seek a maximum level of current income to the extent consistent with preservation of capital by investing primarily in a diversified portfolio of securities issued by the U.S. government, its agencies and instrumentalities, fixed income obligations of corporations, mortgage-backed and asset-backed securities. It is anticipated that, under normal market conditions, the Short Bond Fund seeks to maintain an effective duration of one to three years. The portfolio of the Short Bond Fund is expected to have a dollar-weighted quality portfolio rating of at least “A” or its equivalent.

Intermediate Diversified Bond Fund

The Intermediate Diversified Bond Fund's investment objective is to achieve current income and long-term capital appreciation through investments primarily in U.S. government securities, securities issued by U.S. government agencies, fixed income obligations of corporations, mortgage-backed securities and asset-backed securities. The Intermediate Diversified Bond Fund's strategy will generally be to combine economic and fundamental research to capture inefficiencies in the valuation of market sectors and individual securities. It is anticipated that, under normal market conditions, the portfolio will have an effective duration of four to six years. The portfolio of the Intermediate Diversified Bond Fund is expected to have a dollar-weighted quality portfolio rating of at least “A” or its equivalent.

Opportunistic Bond Fund

The Opportunistic Bond Fund's investment objective is to achieve current income and relatively low correlation to equity assets through investments primarily in U.S. government securities, securities issued by U.S. government agencies, fixed income obligations of domestic U.S. and foreign corporations and mortgage-backed securities (including forward-settling mortgage-backed securities) and asset-backed securities, including collateralized mortgage obligations (“CMO”). The Opportunistic Bond Fund also anticipates entering into repurchase agreements covering the foregoing securities. In addition, the Opportunistic Bond Fund will utilize strategies involving equity securities, derivative and option-based instruments, primarily within hedged combinations to capture merger arbitrage, interest rate or credit spread, or other fixed income opportunities, or to more cost effectively replicate a position than by use of physical fixed income issues. In furtherance

CATHOLIC UNITED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

Note 1 - Nature of Organization and Summary of Significant Accounting Policies (continued)

of its investment objective, the Opportunistic Bond Fund may invest in a wide range of securities and instruments including, without limitation, interests in bank loans or leveraged loans, which are secured, senior floating rate financings made by banks, master limited partnerships, preferred stock, warrants and rights, and shares of investment companies. In addition, the Opportunistic Bond Fund may engage in derivatives transactions, including credit default swaps, put and call options, futures contracts, and short sales.

Multi-Style US Equity Fund

The Multi-Style US Equity Fund's objective is to provide investors long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of well-established US companies with greater than $2 billion in market capital.

Core Equity Index Fund

The Core Equity Index Fund's objective is to replicate the aggregate price and yield performance of the Standard & Poor's Composite Stock Price Index (the S&P 500® Index), an index that emphasizes large capitalization companies. “S&P 500®” is a registered trademark of McGraw-Hill. Neither McGraw-Hill nor Standard & Poor's is a sponsor of, or affiliated in any way with, the Core Equity Index Fund and neither endorses the Core Equity Index Fund.

International Equity Fund

The International Equity Fund's objective is to provide investors long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of well-established companies based in those countries included in the Morgan Stanley Capital International All Country World Ex-USA Index that are believed to have above-average market appreciation potential.

Small Capitalization Equity Index Fund

The Small Capitalization Index Fund's investment objective is to replicate the price and yield performance of the S&P SmallCap 600 Index, an index which emphasizes small-capitalization companies. The S&P SmallCap 600 Index is designed to track the small-cap segment of the U.S. equity market. The S&P SmallCap 600 Index was created to be an efficient benchmark composed of small cap companies that meet investability and financial viability criteria.

International Small Capitalization Equity Fund

The International Small Capitalization Equity Fund's objective is to provide investors long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of well-established companies based in those countries included in the Morgan Stanley Capital International All Country World ex-US Small-Cap Index that are believed to have above-average market appreciation potential.

Magnus 45 55 Fund

The Magnus 45 55 Fund's investment objective is to achieve current income and long-term capital appreciation. The Magnus 45 55 Fund invests in the Underlying Funds according to a fixed formula that reflects an allocation of approximately 45% of the Magnus 45 55 Fund's assets to return-seeking securities and approximately 55% of the Magnus 45 55 Fund's assets to risk-reducing securities.

Magnus 60 40 Alpha Plus Fund

The Magnus 60 40 Alpha Plus Fund's investment objective is to achieve current income and long-term capital appreciation. The Magnus 60 40 Alpha Plus Fund invests in the Underlying Funds according to a fixed formula that reflects an allocation of approximately 60% of the Magnus 60 40 Alpha Plus Fund's assets to return-seeking securities and approximately 40% of the Magnus 60 40 Alpha Plus Fund's assets to risk-reducing securities, with a bias towards “active” management in the equity portion of the portfolio.

Magnus 60 40 Beta Plus Fund

The Magnus 60 40 Beta Plus Fund's investment objective is to achieve current income and long-term capital appreciation. The Magnus 60 40 Beta Plus Fund invests in the Underlying Funds according to a fixed formula that reflects an allocation of approximately 60% of the Magnus 60 40 Beta Plus Fund's assets to return-seeking securities and approximately 40% of the Magnus 60 40 Beta Plus Fund's assets to risk-reducing securities, with a bias towards “passive” management in the equity portion of the portfolio.

Magnus 75 25 Fund

The Magnus 75 25 Fund's investment objective is to achieve current income and long-term capital appreciation. The Magnus 75 25 Fund invests in the Underlying Funds according to a fixed formula that reflects an allocation of approximately 75% of the Magnus 75 25 Fund's assets to return-seeking securities and approximately 25% of the Magnus 75 25 Fund's assets to risk-reducing securities.

CATHOLIC UNITED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

Note 1 - Nature of Organization and Summary of Significant Accounting Policies (continued)

Net Asset Value and Valuation of Securities

Effective October 28, 2020, the Money Market Fund changed its pricing methodology from a stable net asset value of $1.00 per fund share to a floating net asset value of $10.00 per fund share.

Each Fund calculates its net asset value (NAV) per share each business day as of the close of trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time). The Funds do not calculate NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The net asset value (NAV) of each Fund is determined by the fair value of each Fund's securities and other assets, less any liabilities. The net asset value per fund share is obtained by dividing the total NAV of each class of the respective Fund by the number of fund shares outstanding. For this purpose, securities listed or traded on a national or foreign securities exchange are valued at their last sale price or, if there have been no sales on that day, at the most recent bid price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities traded in the over-the-counter market not covered by the NASDAQ are valued at the latest bid price. Debt securities are valued at the most recent bid price by using market quotations or independent pricing services. Foreign currency forward contracts are valued daily using quoted forward exchange rates. If no quotations are readily available, securities and other assets are valued as the Board of Trustees, or their designees, in good faith deem appropriate to reflect the fair value thereof. See more information about valuing securities under “Fair Value” heading below.

Investment Transactions

Investment transactions are accounted for on trade date +1, except for financial reporting purposes where investment transactions are accounted for on a trade date basis. Realized gains and losses on investments are determined on a specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities net of foreign withholdings are recorded as the information becomes available.

Discounts and premiums on securities are amortized over the contractual life of the respective securities using the effective interest method.

Investment transactions for the period ended June 30, 2021, excluding short-term investments, were as follows:

CUIT Funds	Purchases	Sales
Money Market Fund	$ 43,084,866	$ 27,269,836
Short Bond Fund	150,197,383	103,488,870
Intermediate Diversified Bond Fund	739,024,024	561,241,241
Opportunistic Bond Fund	203,913,193	162,348,986
Multi-Style US Equity Fund	1,427,004,762	697,796,204
Core Equity Index Fund	257,859,311	314,372,906
International Equity Fund	283,683,971	370,470,922
Small Capitalization Equity Index Fund	40,753,926	110,984,736
International Small Capitalization Equity Fund	25,556,824	20,507,150

Magnus Funds	Purchases	Sales
Magnus 45 55 Fund	$ 17,726,256	$ 10,925,277
Magnus 60 40 Alpha Plus Fund	415,303,848	347,212,473
Magnus 60 40 Beta Plus Fund	53,734,794	34,091,732
Magnus 75 25 Fund	90,046,563	59,163,295

Foreign Currency Translation

Investment securities and all other assets and liabilities of the International Equity Fund and International Small Capitalization Equity Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rates based on the Intercontinental Exchange (“ICE”) WM London close on the date of valuation. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss in the statements of operations.

CATHOLIC UNITED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

Note 1 - Nature of Organization and Summary of Significant Accounting Policies (continued)

Foreign Security Risk

The International Equity Fund and International Small Capitalization Equity Fund each invest a substantial percentage of their assets in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. In addition, changes in currency exchange rates will affect the value of investments denominated in a foreign currency, as well as investment income derived from those securities.

Sector Risk

At times, certain Funds may have increased exposure to risks of a particular sector. A negative development in a particular sector may adversely impact fund performance. See the accompanying schedules of investments for disclosure of exposure levels to specific sectors.

Redemption of Fund Shares

Investors may redeem an amount equal to the value of their account plus any accrued income, in whole or in part, by means of a request to withdraw in proper form. Withdrawals from all Funds may be made by written request. The sale price will be the next net asset value for the particular Fund determined after a valid written redemption request is received. Generally, redemption proceeds will be sent within seven days after receipt of a valid redemption request. Redemption requests for significant amounts may take longer to process. Under unusual circumstances, in order to protect the interests of remaining Participating Organizations, or to accommodate a request by a particular Participating Organization that does not adversely affect the interests of the remaining Participating Organizations, CBIS reserves the right to pay part or all of the redemption proceeds in marketable securities instead of cash. In such cases, CBIS, in its discretion, would determine the securities to be delivered in the redemption. If the Participating Organization later wishes to convert the securities to cash, it might incur brokerage or other transaction costs.

The Funds may suspend the right of redemption during any period when (i) trading on the New York Stock Exchange is restricted or such Exchange is closed, other than customary weekend and holiday closing; or (ii) the Securities and Exchange Commission has by order permitted such suspension, making disposal of portfolio securities or determination of the value of net assets of a particular Fund not reasonably practicable.

The Funds have the right, upon thirty (30) days written notice, to redeem involuntarily in cash at net asset value any Participating Organization's investment in fund shares of a given Fund. Notice of redemption by a Fund does not preclude a Participating Organization from exercising its right of redemption prior to the expiration of the thirty-day notice period.

The value of fund shares on redemption may be more or less than the investor's cost, depending on the net asset value of a particular Fund's shares at the time of redemption.

Income Taxes

CUIT is a not-for-profit organization as described in Section 501(c) (3) of the Internal Revenue Code, as amended (the Code), and is generally exempt from income taxes pursuant to Section 501(a) of the Code. CUIT is required to assess uncertain tax positions and has determined that there were no such positions that are material to the financial statements.

Distributions to Participants

Certain Funds distribute their net investment income to the participants in the form of additional shares on a reinvestment basis.

Participants, at their discretion, may redeem such shares or retain the shares in their accounts. Distributions to participants are recorded on the ex-dividend date.

Income and Other Expense Allocation

Income, fees, realized and unrealized gains (losses) and non-class specific expenses are allocated on a daily basis to each of the classes based on relative net assets of that class to the entire Fund. Class specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

CATHOLIC UNITED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

Note 1 - Nature of Organization and Summary of Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosure in the accompanying notes. Actual results may differ from those estimates.

Fair Value

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. CUIT, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case CUIT may use adjustment factors obtained from an independent valuation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund's NAV is calculated. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

Accounting standards establish a fair value hierarchy and specify that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The three levels of the fair value hierarchy are described below:

•	Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 - Quoted prices that are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 - Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to CUIT's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common & preferred stock): Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would be categorized in level 2 of the fair value hierarchy.

CATHOLIC UNITED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

Note 1 - Nature of Organization and Summary of Significant Accounting Policies (continued)

Fair Value (continued)

Corporate obligations: The fair value of corporate bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. These have been classified as level 2 of the fair value hierarchy.

U.S. government obligations: These securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These are categorized in level 1 and level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

U.S. agency obligations: U.S. agency obligations are comprised of agency issued debt. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Depending on market activity levels, these securities are typically categorized in level 1 or level 2 of the fair value hierarchy. As of June 30, 2021, these have been classified in level 1 and 2 of the fair value hierarchy.

Collateralized mortgage obligations: Collateralized mortgage obligations are comprised of mortgage pass-throughs. Mortgage pass-throughs include to-be-announced (TBA) securities and mortgage pass-through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations. Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized as level 2 of the fair value hierarchy.

Certificates of Deposit: Fair values are estimated to approximate deposit account balances, payable on demand, as no discounts for credit quality or liquidity were determined to be applicable. These have been classified in level 2 of the fair value hierarchy.

Short-term repurchase agreements: Short-term repurchase agreements are recorded at fair value, which is determined to be amortized cost. To the extent the inputs are observable and timely, the values have been categorized in level 2 of the fair value hierarchy.

Short-term investments: Short-term investments generally consist of investments in money market mutual funds. The fair values of money market mutual fund investments are carried at NAV of $1 per share; the values have been categorized in level 1 of the fair value hierarchy.

U.S. Treasury bills: U.S. Treasury bills are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. Treasury bills are typically categorized in level 1 or level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities. As of June 30, 2021, these have been classified in level 2 of the fair value hierarchy.

Derivative instruments: Listed derivatives such as futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Over the counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by CUIT using pricing models fall into this category and are categorized within level 2 of the fair value hierarchy.

Municipals: Municipals are fixed income bonds that are normally valued based on quotes and active trades of similar securities as well as reviews of current economic conditions, market psychology, trading levels, spread relationships and the slope of the yield curve. These have been classified as level 2 investments.

Mortgage backed securities-commercial: The fair value of commercial mortgage backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would be categorized in level 2 of the fair value hierarchy; otherwise they would be categorized as level 3. These have been classified in level 2 of the fair value hierarchy.

CATHOLIC UNITED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

Note 1 - Nature of Organization and Summary of Significant Accounting Policies (continued)

Fair Value as of June 30, 2021 :

Investments in Securities	Level 1	Level 2	Level 3	Total
Money Market Fund:
Asset Backed Securities	$—	$9,109,403	$—	$9,109,403
Certificates of Deposit	—	5,226,561	—	5,226,561
Commercial Paper	—	9,772,779	—	9,772,779
Corporate Obligations	—	7,603,902	—	7,603,902
U.S. Government Obligations	—	39,281,597	—	39,281,597
Short-Term Investments	38,361	—	—	38,361
Short-Term Investments-Repurchase Agreements	—	10,489,520	—	10,489,520
Total	$38,361	$81,483,762	$—	$81,522,123
Short Bond Fund:
Asset Backed Securities	—	65,239,220	—	65,239,220
Collateralized Mortgage Obligations	—	1,416,278	—	1,416,278
Commercial Mortgage Backed Securities	—	32,467,826	—	32,467,826
Corporate Obligations	—	248,032,458	—	248,032,458
Municipals	—	13,065,225	—	13,065,225
Sovereign	—	17,775,626	—	17,775,626
U.S. Agency Obligations	—	35,145,186	—	35,145,186
U.S. Government Obligations	—	95,538,707	—	95,538,707
Short-Term Investments	7,223,077	—	—	7,223,077
Short-Term Investments-Repurchase Agreements	—	12,706,650	—	12,706,650
Total	$7,223,077	$521,387,176	$—	$528,610,253
Intermediate Diversified Bond Fund:
Asset Backed Securities	—	119,484,410	—	119,484,410
Collateralized Mortgage Obligations	—	6,229,099	—	6,229,099
Commercial Mortgage Backed Securities	—	84,653,113	—	84,653,113
Corporate Obligations	—	551,214,061	—	551,214,061
Municipals	—	9,183,160	—	9,183,160
U.S. Agency Obligations	—	305,275,767	—	305,275,767
U.S. Government Obligations	—	577,365,478	—	577,365,478
Preferred Securities	4,375,139	—	—	4,375,139
Short-Term Investments	97,849,403	—	—	97,849,403
Short-Term Investments-Repurchase Agreements	—	37,555,772	—	37,555,772
Total	$102,224,542	$1,690,960,860	$—	$1,793,185,402
Other Financial Instruments*
Futures Contracts	$691,602	$—	$—	$691,602
Total	691,602	—	—	691,602
Opportunistic Bond Fund:
Equities	44,372,122	—	—	44,372,122
Asset Backed Securities	—	66,956,762	—	66,956,762
Collateralized Mortgage Obligations	—	5,061,507	—	5,061,507
Commercial Mortgage Backed Securities	—	49,119,632	—	49,119,632
Corporate Obligations	—	212,613,309	—	212,613,309
Municipals	—	8,696,725	—	8,696,725
Rights	—	—	—	—
Sovereign	—	1,945,866	—	1,945,866
U.S. Agency Obligations	—	14,049,716	—	14,049,716
U.S. Government Obligations	—	108,317,238	—	108,317,238
Warrants	18,000	—	—	18,000
Preferred Securities	114,143	—	—	114,143
Short-Term Investments	5,174,587	—	—	5,174,587
Short-Term Investments-Repurchase Agreements	—	4,256,800	—	4,256,800
Total	$49,678,852	$471,017,555	$—	$520,696,407
Other Financial Instruments*
Credit Default Swap Contracts	—	14,400	—	14,400
Futures Contracts	(474,291)	—	—	(474,291)
Total	$(474,291)	$14,400	$—	$(459,891)

CATHOLIC UNITED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

Note 1 - Nature of Organization and Summary of Significant Accounting Policies (continued)

Fair Value as of June 30, 2021 :

Investments in Securities	Level 1	Level 2	Level 3	Total
Multi-Style US Equity Fund:
Equities	$803,691,776	$—	$—	$803,691,776
Warrants	262,551	—	—	262,551
Short-Term Investments	10,956,468	—	—	10,956,468
Total	$814,910,795	$—	$—	$814,910,795
Core Equity Index Fund:
Equities	3,053,740,768	—	—	3,053,740,768
Short-Term Investments	1,173,926	—	—	1,173,926
Short-Term Investments-Repurchase Agreements	—	919,515	—	919,515
Total	$3,054,914,694	$919,515	$—	$3,055,834,209
Other Financial Instruments*
Futures Contracts	$59,950	$—	$—	$59,950
International Equity Fund:
Equities	1,303,018,700	5,078	—	1,303,023,778
Rights	0	—	—	0
Short-Term Investments	36,066,301	—	—	36,066,301
Short-Term Investments-Repurchase Agreements	—	9,670,920	—	9,670,920
Total	$1,339,085,001	$9,675,998	$—	$1,348,760,999
Small Capitalization Equity Index Fund:
Equities	530,638,849	—	—	530,638,849
Rights	81,335	—	—	81,335
Short-Term Investments	5,823,414	—	—	5,823,414
Short-Term Investments-Repurchase Agreements	—	10,670,197	—	10,670,197
Total	$536,543,598	$10,670,197	$—	$547,213,795
Other Financial Instruments*
Futures Contracts	$(21,560)	$—	$—	$(21,560)
International Small Capitalization Equity Fund:
Equities	76,408,532	—	—	76,408,532
Rights	—	2,671	—	2,671
Warrants	0	—	—	0
Short-Term Investments	693,389	—	—	693,389
Short-Term Investments-Repurchase Agreements	—	1,371,935	—	1,371,935
Total	$77,101,921	$1,374,606	$—	$78,476,527
Magnus 45 55 Fund:
CUIT Funds	—	89,183,903	—	89,183,903
Short-Term Investments	171	—	—	171
Total	$171	$89,183,903	$—	$89,184,074
Magnus 60 40 Alpha Plus Fund:
CUIT Funds	—	1,146,321,017	—	1,146,321,017
Short-Term Investments	138,532	—	—	138,532
Total	$138,532	$1,146,321,017	$—	$1,146,459,549
Magnus 60 40 Beta Plus Fund:
CUIT Funds	—	334,736,227	—	334,736,227
Short-Term Investments	89	—	—	89
Total	$89	$334,736,227	$—	$334,736,316
Magnus 75 25 Fund:
CUIT Funds	—	292,077,205	—	292,077,205
Short-Term Investments	48	—	—	48
Total	$48	$292,077,205	$—	$292,077,253

*	Represents the unrealized appreciation (depreciation).

CATHOLIC UNITED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

Note 1 - Nature of Organization and Summary of Significant Accounting Policies (continued)

Forward Foreign Currency Contracts

The International Equity Fund and International Small Capitalization Equity Fund engage in portfolio hedging with respect to changes in foreign currency exchange rates by entering into foreign currency forward contracts to purchase or sell foreign currencies. A foreign currency forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to the Fund on a foreign currency forward contract. Fluctuations in the value of the foreign currency forward contracts are recorded daily as net unrealized gains or losses. The Fund realizes a gain or loss upon settlement of the contracts. The statements of operations reflect net realized and net unrealized gains and losses on these contracts. Foreign currency at a fixed price on a future date is used as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates.

Futures Contracts

A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Core Equity Index, Intermediate Diversified Bond and Opportunistic Bond Funds generally invest in exchange traded futures. These contracts are generally used to provide the return of a type of security without purchasing the securities of the underlying futures contract or to manage the Fund's overall exposure to the market risk of the fixed income and equity markets. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities, with a value equal to a percentage of the contract amount, with either a futures commission merchant or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon the changes in the value of the contract (the variation margin).

Swap Contracts

The Opportunistic Bond Fund may enter into OTC credit default swap contracts from time to time to hedge credit risk, to hedge market risk, or to gain exposure on single-name issues and/or baskets of securities. In connection with these agreements, securities or cash may be paid or received by the Fund as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Collateral on swaps, if any, is reflected on the Statements of Assets and Liabilities.

In an OTC credit default swap contract, the protection buyer typically makes an upfront payment and/or a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset, respectively, in the Statements of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses. OTC credit default swap contracts are marked to market daily and the change is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss.

Options Contracts

The Opportunistic Bond Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net

CATHOLIC UNITED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

Note 1 - Nature of Organization and Summary of Significant Accounting Policies (continued)

premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option.

Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced. OTC options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.

Note 2 - Related Party Transactions

Investment Advisory and Administrative Fee

The Funds have contracted with Christian Brothers Investment Services, Inc. (CBIS) to provide investment advisory and administrative services. For providing these services, each CUIT Fund is charged an annual fee (see schedule below) based on the average daily net assets of the participating investment account as defined in the management contract. This fee is accrued daily and paid on a monthly basis.

Under the management contract, the CUIT Funds are charged an advisory and administrative fee (see schedule below) paid to CBIS. In addition to the advisory and administrative fee, the CUIT Funds bear the following fees and expenses: Trustee compensation; Trustee costs and expenses associated with the holding of Board meetings; expenses relating to the issuance, registration, and qualification of shares of the CUIT Funds in appropriate states (so-called blue sky registrations); fees and expenses of the custodian; financial statement preparation fees; auditing fees; fees and expenses of legal counsel; license fees paid to providers of investment indices; expenses related to transfer agency, shareholder servicing and fund accounting; fees associated with the benchmark index and performance analytics software used to assess CUIT Funds performance. The CUIT Funds may also pay fees to consultants based on cost savings achieved by the CUIT Funds attributable to the services of such consultants. Under the management contract, CBIS bears all costs of its operations of the CUIT Funds, excluding those aforementioned fees and expenses borne by the CUIT Funds. The costs borne by CBIS include interest charges; incidental and operational costs associated with the holding of Board meetings; costs associated with holding Participating Organization meetings; costs associated with preparing reports and notices; costs associated with maintaining trade association memberships; record keeping expenses; and any extraordinary expenses.

Under the management contract, the Magnus Funds are charged a Total Expense Ratio (see schedule below) paid to CBIS which is inclusive of the advisory and administrative fees and all of the other expenses for services provided to the Magnus Funds. Under the management contract, CBIS bears all costs of its operations of the Magnus Funds.

CUIT Fund	Annual Advisory and Administrative Fee
Money Market Fund	0.25%
Short Bond Fund	0.30%
Intermediate Diversified Bond Fund - Class A	0.50%
Intermediate Diversified Bond Fund - Class B	0.30%**
Opportunistic Bond Fund - Class A	0.50%
Opportunistic Bond Fund - Class B	0.35%
Multi-Style US Equity Fund - Class A	0.90%
Multi-Style US Equity Fund - Class B	0.60%
Core Equity Index Fund - Class A	0.35%
Core Equity Index Fund - Class B	0.06%**
Core Equity Index Fund - Class C	0.00%*
International Equity Fund - Class A	1.30%
International Equity Fund - Class B	0.74%**
International Equity Fund - Class C	0.00%*
Small Capitalization Equity Index Fund - Class A	0.50%
Small Capitalization Equity Index Fund - Class B	0.20%
International Small Capitalization Equity Fund - Class B	0.96%

CATHOLIC UNITED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

Note 2 - Related Party Transactions (continued)

Magnus Fund	Total Expense Ratio
45 55 Fund - Class A	0.58%
45 55 Fund - Class B	0.38%
60 40 Alpha Plus Fund - Class A	0.71%
60 40 Alpha Plus Fund - Class B	0.50%***
60 40 Beta Plus Fund - Class A	0.56%
60 40 Beta Plus Fund - Class B	0.33%***
75 25 Fund - Class A	0.67%
75 25 Fund - Class B	0.43%***

*	No management fee exists for the CUIT Core Equity Index Fund - Class C Shares and CUIT International Equity Fund - Class C Shares pursuant to the Investment Management Agreement between CUIT and CBIS. Rather, investors that hold Class C Shares are billed and pay directly to CBIS a separate investment management fee, as set forth in the CUIT Offering Memorandum, pursuant to an Investment Management Fee Agreement by and between CBIS and the investor.
**	Effective July 1, 2020, the advisory and administrative fee for Intermediate Diversified Bond Fund Class B was decreased from 0.35% to 0.30%. The advisory and administrative fee for Core Equity Index Fund Class B was decreased from 0.15% to 0.06%. The advisory and administrative fee for International Equity Fund Class B was decreased from 0.79% to 0.74%.
***	Effective August 24, 2020, the operating fee for Magnus 60 40 Alpha Plus Fund Class B was decreased from 0.54% to 0.50%. The operating fee for Magnus 60 40 Beta Plus Fund Class B was decreased from 0.39% to 0.33%. The operating fee for Magnus 75 25 Fund Class B was decreased from 0.47% to 0.43%.

Expense Waiver

CBIS has agreed to voluntarily waive its fees or reimbursement expenses, or both, so that the total annual fund operating expenses will not exceed the following:

Fund	Total Annual Fund Operating Expenses
Money Market Fund	0.35%
International Equity Fund - Class B	0.84%
International Small Capitalization Equity Fund - Class B	1.15%

For period ended June 30, 2021, CBIS has voluntarily limited the Advisory and Administrative expenses on the Money Market Fund to maintain a minimum yield. This undertaking is voluntary, not contractual, and may be terminated by CBIS at any time.

As provided in the Investment Management Agreement between CUIT and CBIS, to the extent that CBIS voluntarily agrees to waive fees and/or reimburse expenses, CUIT, on behalf of such Series, may reimburse CBIS for any of its fee waivers and/or expense reimbursements up to the amount waived or reimbursed during the preceding five-year period. The total amount of the waived management fees that are subject to recapture by the Money Market Fund by the following dates are:

12/31/2021	12/31/2022	12/31/2023	12/31/2024	12/31/2025
$199	$0	$27,363	$0	$0

For the period ended June 30, 2021 and the year ended December 31, 2020, the total amount of the waived management fees are as follows:

Fund	Period Ended 6/30/21	Year Ended 12/31/20
Money Market Fund	$58,359	$-
International Equity Fund - Class B	$-	$9,292
International Small Capitalization Equity Fund - Class B	$151,769	$325,213

CBIS has voluntarily agreed to waive its fees and/or reimburse expenses as necessary to prevent the total expense ratio of each of the Magnus Funds from exceeding the Total Expense Ratio (shown above) for each Magnus Fund.

CATHOLIC UNITED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

Note 3 - Contingencies and Financial Guarantees

Contingencies

CUIT may from time to time, be involved in various legal and administrative proceedings and claims arising in the ordinary course of its business. The ultimate resolution of such claims would not, in the opinion of management, have a material effect on CUIT's statements of assets and liabilities and statements of operations, changes in net assets or financial highlights.

Financial Guarantees

The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is not known. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Foreign Taxes

Funds that invest in foreign securities are subject to foreign taxes that may be imposed by certain countries in which the Funds invest. The Funds generally record foreign taxes based on applicable foreign tax law. The Funds incur withholding taxes on certain foreign dividends and interest, and those taxes are accrued at the time the associated income is recorded. The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds record a reclaim receivable based on, among other things, a jurisdiction's legal obligation to pay reclaims as well as payment history and market convention.

In consideration of recent decisions rendered by European courts, the International Equity Fund has filed for additional reclaims related to prior years in accordance with European Union law. However, consistent with U.S. GAAP accrual requirements, the International Equity Fund has not recorded a corresponding receivable amount because there is limited historical precedent for U.S. funds collecting reclaims of this magnitude and the amount of the reclaims that these funds may receive in the future, if any, is uncertain. Any amounts to which the International Equity Fund may be entitled, if and when recorded, likely would result in an increase in the net asset value per share of the International Equity fund at that time. As of June 30, 2021, the total amount of reclaims filed for the International Equity Fund in the countries that may be affected by the European courts' decisions (namely, France and Sweden) represents approximately 0.07% of the net asset value per share of the International Equity Fund; however, the recovery of any or all of this amount and timing of recovery, if any, is uncertain.

CATHOLIC UNITED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

Note 4 - Capital Share Transactions

Fund share activity for the Funds is presented below: (Multiple class funds only)

Capital Share Transactions for the Period Ended June 30, 2021

FUND NAME	SHARES SOLD	PROCEEDS FROM SHARES SOLD ($)	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS ($)	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED ($)	NET INCREASE (DECREASE) IN SHARES	INCREASE (DECREASE) IN NET ASSETS ($)
Short Bond Fund Class A	4,371,247	49,017,867	236,919	2,653,752	(3,401,931)	(38,135,894)	1,206,235	13,535,725
Short Bond Fund Class X	3,436,448	35,312,143	120,849	1,240,422	(517,067)	(5,310,287)	3,040,230	31,242,278
Intermediate Diversified Bond Fund Class A	588,644	8,924,504	39,677	602,526	(1,154,265)	(17,499,671)	(525,944)	(7,972,641)
Intermediate Diversified Bond Fund Class B	9,874,497	150,432,644	721,641	10,995,614	(3,270,332)	(49,907,433)	7,325,806	111,520,825
Intermediate Diversified Bond Fund Class X	6,485,667	72,560,080	267,001	2,987,619	(946,892)	(10,620,575)	5,805,776	64,927,124
Opportunistic Bond Fund Class A	601,858	6,626,976	24,968	273,803	(743,542)	(8,146,800)	(116,716)	(1,246,021)
Opportunistic Bond Fund Class B	2,606,237	28,721,436	225,255	2,478,408	(2,628,759)	(28,921,147)	202,733	2,278,697
Opportunistic Bond Fund Class X	2,576,392	28,968,204	123,303	1,385,850	(471,917)	(5,310,287)	2,227,778	25,043,767
Multi-Style US Equity Fund Class A	7,384,111	73,901,936	—	—	(759,119)	(8,066,537)	6,624,992	65,835,399
Multi-Style US Equity Fund Class B	39,199,700	392,318,878	—	—	(2,419,274)	(25,979,338)	36,780,426	366,339,540
Multi-Style US Equity Fund Class X	32,937,129	330,100,124	—	—	(2,402,929)	(25,372,033)	30,534,200	304,728,091
Core Equity Index Fund Class A	24,419	2,331,668	3,809	367,870	(202,574)	(19,039,476)	(174,346)	(16,339,938)
Core Equity Index Fund Class B	1,455,910	137,828,246	121,832	11,853,957	(1,299,153)	(122,163,715)	278,589	27,518,488
Core Equity Index Fund Class C	105	10,184	32,335	3,147,596	(952,157)	(91,351,739)	(919,717)	(88,193,959)
Core Equity Index Fund Class X	3,155,706	45,512,608	173,478	2,560,007	(2,079,756)	(30,565,524)	1,249,428	17,507,091
International Equity Fund Class A	56,393	3,069,231	—	—	(307,332)	(16,764,276)	(250,939)	(13,695,045)
International Equity Fund Class B	689,251	41,073,222	—	—	(846,498)	(50,457,367)	(157,247)	(9,384,145)
International Equity Fund Class C	14,509	870,000	—	—	(1,224,189)	(77,892,261)	(1,209,680)	(77,022,261)
International Equity Fund Class X	1,600,545	22,633,084	—	—	(1,417,765)	(20,220,669)	182,780	2,412,415
Small Capitalization Equity Index Fund Class A	42,264	1,332,262	—	—	(555,610)	(17,377,595)	(513,346)	(16,045,333)
Small Capitalization Equity Index Fund Class B	658,090	21,312,550	—	—	(1,820,668)	(59,237,003)	(1,162,578)	(37,924,453)
Small Capitalization Equity Index Fund Class X	871,399	11,316,542	—	—	(2,048,784)	(27,301,794)	(1,177,385)	(15,985,252)
International Small Capitalization Equity Fund Class B	315,944	3,790,336	—	—	(49,138)	(574,662)	266,806	3,215,674
International Small Capitalization Equity Fund Class X	478,747	5,658,271	—	—	(361,470)	(4,367,898)	117,277	1,290,373
Magnus 45 55 Fund Class A	396,944	5,269,118	—	—	(66,782)	(873,978)	330,162	4,395,140
Magnus 45 55 Fund Class B	199,828	2,726,330	—	—	(56,167)	(742,000)	143,661	1,984,330
Magnus 60 40 Alpha Plus Fund Class A	2,116,570	28,813,607	—	—	(946,520)	(12,788,572)	1,170,050	16,025,035
Magnus 60 40 Alpha Plus Fund Class B	4,535,615	59,351,825	—	—	(636,836)	(8,777,097)	3,898,779	50,574,728
Magnus 60 40 Beta Plus Fund Class A	2,053,007	27,428,870	—	—	(726,001)	(9,825,211)	1,327,006	17,603,659
Magnus 60 40 Beta Plus Fund Class B	1,053,629	14,185,090	—	—	(987,974)	(13,357,592)	65,655	827,498
Magnus 75 25 Fund Class A	1,384,407	20,678,408	—	—	(2,635,591)	(40,353,237)	(1,251,184)	(19,674,829)
Magnus 75 25 Fund Class B	3,644,001	55,637,601	—	—	(374,631)	(5,542,475)	3,269,370	50,095,126

CATHOLIC UNITED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

Note 4 - Capital Share Transactions (continued)

Fund share activity for the Funds is presented below: (Multiple class funds only)

Capital Share Transactions for the Year Ended December 31, 2020

FUND NAME	SHARES SOLD	PROCEEDS FROM SHARES SOLD ($)	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS ($)	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED ($)	NET INCREASE (DECREASE) IN SHARES	INCREASE (DECREASE) IN NET ASSETS ($)
Short Bond Fund Class A	5,149,746	57,803,752	618,515	6,924,599	(5,142,624)	(57,546,392)	625,637	7,181,959
Short Bond Fund Class X	3,773,186	38,751,349	254,945	2,609,751	(2,218,768)	(22,738,610)	1,809,363	18,622,490
Intermediate Diversified Bond Fund Class A	517,743	7,815,155	120,335	1,805,634	(1,593,581)	(23,990,950)	(955,503)	(14,370,161)
Intermediate Diversified Bond Fund Class B	8,954,985	135,870,226	1,736,935	26,141,511	(6,949,081)	(103,074,579)	3,742,839	58,937,158
Intermediate Diversified Bond Fund Class X	6,414,033	71,385,818	543,067	5,992,346	(4,701,592)	(50,919,967)	2,255,508	26,458,197
Opportunistic Bond Fund Class A	466,517	4,865,959	84,320	871,433	(2,129,383)	(22,347,399)	(1,578,546)	(16,610,007)
Opportunistic Bond Fund Class B	4,008,338	42,089,994	582,529	6,048,345	(5,911,021)	(61,138,240)	(1,320,154)	(12,999,901)
Opportunistic Bond Fund Class X	3,368,562	35,934,832	246,718	2,614,774	(2,160,726)	(22,585,590)	1,454,554	15,964,016
Multi-Style US Equity Fund Class A	—	—	—	—	—	—	—	—
Multi-Style US Equity Fund Class B	—	—	—	—	—	—	—	—
Multi-Style US Equity Fund Class X	—	—	—	—	—	—	—	—
Core Equity Index Fund Class A	51,579	3,823,221	13,879	1,006,132	(287,254)	(22,599,663)	(221,796)	(17,770,310)
Core Equity Index Fund Class B	2,742,988	216,334,168	307,506	22,644,853	(2,814,217)	(215,782,151)	236,277	23,196,870
Core Equity Index Fund Class C	846,466	62,593,852	97,051	7,138,366	(375,773)	(28,702,390)	567,744	41,029,828
Core Equity Index Fund Class X	6,626,684	73,156,688	434,847	4,845,506	(3,829,340)	(46,075,148)	3,232,191	31,927,046
International Equity Fund Class A	256,814	10,718,954	—	—	(1,002,563)	(44,603,827)	(745,749)	(33,884,873)
International Equity Fund Class B	1,823,633	87,608,870	—	—	(965,027)	(46,756,242)	858,606	40,852,628
International Equity Fund Class C	1,474,231	71,683,251	—	—	(287,986)	(13,607,732)	1,186,245	58,075,519
International Equity Fund Class X	3,552,106	36,249,728	—	—	(1,829,405)	(20,311,427)	1,722,701	15,938,301
Small Capitalization Equity Index Fund Class A	435,141	8,509,399	—	—	(1,018,249)	(21,712,760)	(583,108)	(13,203,361)
Small Capitalization Equity Index Fund Class B	1,368,931	28,512,638	—	—	(1,273,066)	(29,172,606)	95,865	(659,968)
Small Capitalization Equity Index Fund Class X	3,032,193	24,257,575	—	—	(859,111)	(7,815,241)	2,173,082	16,442,334
International Small Capitalization Equity Fund Class B	731,778	6,441,165	—	—	(35,750)	(330,548)	696,028	6,110,617
International Small Capitalization Equity Fund Class X	1,087,781	9,638,877	—	—	(297,630)	(2,829,778)	790,151	6,809,099
Magnus 45 55 Fund Class A	2,281,369	25,464,974	—	—	(3,567,236)	(39,552,185)	(1,285,867)	(14,087,211)
Magnus 45 55 Fund Class B	3,580,690	40,039,371	—	—	(402,573)	(5,092,211)	3,178,117	34,947,160
Magnus 60 40 Alpha Plus Fund Class A	4,245,621	49,008,491	—	—	(3,145,215)	(34,360,595)	1,100,406	14,647,896
Magnus 60 40 Alpha Plus Fund Class B	3,949,108	44,929,669	—	—	(4,201,656)	(47,734,013)	(252,548)	(2,804,344)
Magnus 60 40 Beta Plus Fund Class A	3,659,520	41,573,295	—	—	(3,352,945)	(37,398,831)	306,575	4,174,464
Magnus 60 40 Beta Plus Fund Class B	4,849,263	54,209,300	—	—	(450,398)	(5,024,771)	4,398,865	49,184,529
Magnus 75 25 Fund Class A	1,134,017	13,602,110	—	—	(56,549)	(685,054)	1,077,468	12,917,056
Magnus 75 25 Fund Class B	2,595,351	31,265,740	—	—	(426,351)	(5,098,848)	2,169,000	26,166,892

CATHOLIC UNITED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

Note 5 - Securities Lending

All of the CUIT Funds may lend their securities through a security lending program administered by Bank of New York Mellon to earn additional income. The Bank of New York Mellon invests cash received as collateral for the securities loaned in fixed income and equity securities. The value of the cash collateral obtained at the inception of the security loan is at least 102% of the market value of the loaned securities. The securities loaned and the collateral are marked to market daily. The collateral is maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Counter party risk, the risk that the Borrower fails to return the loaned security, is mitigated by the collateral held against the loaned security. This collateral is 102% at inception and is monitored by the bank on a daily basis, and maintained at no less than 100% of the market value of the security loaned.

The CUIT Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of June 30, 2021, the CUIT Funds had loaned securities that were collateralized by cash equivalents and forms of non-cash collateral assets. The cash collateral is invested by the custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent. The schedules of investments for the Funds include the particular cash collateral holdings as of June 30, 2021. The non-cash collateral includes U.S. Treasury Notes/Bonds and Corporate Bonds and U.S. Agencies Obligations.

As of June 30, 2021, the market value of the securities on loan and payable on collateral (cash and non-cash) due to broker were as follows:

FUND NAME	Market Value of Loaned Securities	Market Value of Collateral	Market Value of Cash Collateral	Market Value of Non-Cash Collateral
Money Market Fund	$8,292,356	$8,467,129	$5,389,520	$3,077,609
Short Bond Fund	44,039,776	45,577,148	12,706,650	32,870,498
Intermediate Diversified Bond Fund	176,577,498	180,945,927	37,555,772	143,390,155
Opportunistic Bond Fund	6,759,692	6,945,454	4,256,800	2,688,654
Core Equity Index Fund	49,219,749	50,233,026	919,515	49,313,511
International Equity Fund	21,855,073	23,352,103	9,670,920	13,681,183
Small Capitalization Equity Index Fund	47,111,217	48,185,507	10,670,197	37,515,310
International Small Capitalization Equity Fund	1,300,471	1,471,881	1,371,935	99,946

CATHOLIC UNITED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

Note 5 - Securities Lending (continued)

As of June 30, 2021, the collateral by cash equivalents pledged and remaining time to maturity were as follows:

FUND	Overnight and Continuous	Up to 30 Days	Total
Money Market Fund Fixed Income	$5,389,520	—	$5,389,520
Short Bond Fund Fixed Income	12,706,650	—	12,706,650
Intermediate Diversified Bond Fund Fixed Income	37,555,772	—	37,555,772
Opportunistic Bond Fund Fixed Income	4,256,800	—	4,256,800
Core Equity Index Fund Equity	919,515	—	919,515
International Equity Fund Equity	9,670,920	—	9,670,920
Small Capitalization Equity Index Fund Equity	10,670,197	—	10,670,197
International Small Capitalization Equity Fund Equity	1,371,935	—	1,371,935

Interest Income

The interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them (“securities lending income”) is reflected in the Funds' statement of operations. During the period ended June 30, 2021 and the year ended December 31, 2020, the Funds listed below generated interest income, net of fees paid to Bank of New York Mellon, from the lending of securities as follows:

Fund	Period Ended 06/30/21	Year Ended 12/31/20
Money Market Fund	$3,813	$10,287
Short Bond Fund	7,389	6,984
Intermediate Diversified Bond Fund	58,973	63,957
Opportunistic Bond Fund	1,976	4,962
Core Equity Index Fund	59,313	77,290
International Equity Fund	62,360	83,736
Small Capitalization Equity Index Fund	68,602	169,274
International Small Capitalization Equity Fund	4,269	—

Note 6 - Investments in Derivatives

The Intermediate Diversified Bond Fund, Core Equity Index Fund, Opportunistic Bond Fund and Small Capitalization Equity Index Fund made investments in derivative instruments which included futures and swaps transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange.

Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specific date, or to exchange interest payment streams or currencies based on a notional or contractual amount.

CATHOLIC UNITED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

Note 6 - Investments in Derivatives (continued)

Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. For the period ended June 30, 2021, the average number of outstanding long futures contracts were 1,079, 92, 41 and 47 for the Intermediate Diversified Bond Fund, Opportunistic Bond Fund, Core Equity Index Fund and Small Capitalization Equity Index Fund, respectively. The average number of outstanding short futures contracts were (42), (140), (0) and (0) for the Intermediate Diversified Bond Fund, Opportunistic Bond Fund, Core Equity Index Fund and Small Capitalization Equity Index Fund, respectively. The average number of outstanding swaps contracts were (2,090,000) and average number of outstanding written options were (48) for the Opportunistic Bond Fund.

The following table sets forth the gross value of the Funds' derivative contracts for trading activities by certain risk types as of June 30, 2021. The values in the table below exclude the effects of cash collateral received or posted pursuant to derivative contracts, and therefore are not representative of the Fund's net exposure.

Fund	Risk	Statements of Assets and Liabilities Location	Derivative Assets	Statements of Assets and Liabilities Location	Derivative Liabilities
Intermediate Diversified Bond Fund Futures contracts	Interest rate	Variation Margin	$247,615	Variation Margin	$ -
Opportunistic Bond Fund Futures contracts Swap contracts	Interest rate Credit	Variation Margin OTC swaps, at value	$ - 91,828	Variation Margin OTC swaps, at value	$37,373 -
Core Equity Index Fund Futures contracts	Securities price	Variation Margin	$168,512	Variation Margin	$ -
Small Capitalization Equity Index Fund Futures contracts	Securities price	Variation Margin	$2,967	Variation Margin	$ -

The following table sets forth by certain risk types the Funds' gains (losses) related to derivative activities and their indicative volumes for the period ended June 30, 2021. These gains (losses) should be considered in the context that derivative contracts may have been executed to economically hedge securities and accordingly, gains or losses on derivative contracts may offset losses or gains attributable to securities. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statement of Operations:

Fund	Risk	Statement of Operations Location	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Intermediate Diversified Bond Fund	Interest rate	Net realized gain (loss) on investments, futures contracts, swaps, options and foreign currency transactions. Change in net unrealized appreciation or (depreciation) on investments, futures contracts, swaps, options and foreign currency transactions.	$1,835,238	$ 215,943
Opportunistic Bond Fund	Interest rate Credit Equity	Net realized gain (loss) on investments, futures contracts, swaps, options and foreign currency transactions. Change in net unrealized appreciation or (depreciation) on investments, futures contracts, swaps, options and foreign currency transactions.	$2,998,780	$(697,089)
Core Equity Index Fund	Securities price	Net realized gain (loss) on investments, futures contracts and foreign currency transactions. Change in net unrealized appreciation or (depreciation) on investments, futures contracts and foreign currency transactions.	$1,823,575	$(247,302)
Small Capitalization Equity Index Fund	Securities price	Net realized gain (loss) on investments, futures contracts and foreign currency transactions. Change in net unrealized appreciation or (depreciation) on investments, futures contracts and foreign currency transactions.	$871,790	$(16,720)

CATHOLIC UNITED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

Note 7 - Reverse Share Split

The Board of Trustees authorized a 1-for-10 reverse share split for the Money Market Fund effective after the close of trading on October 28, 2020. The impact of the reverse share split was to decrease the number of shares outstanding by a factor of ten, while increasing the NAV of shares outstanding by a factor of ten, resulting in no effect to the net assets of the Fund. The financial statements and financial highlights for the Fund have been adjusted to reflect the reverse share split.

Note 8 - Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds' investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

Note 9 - Subsequent Events

CBIS has announced the intent to restructure the CUIT Funds to provide long-term investment options for a much larger Catholic audience. In addition to investor outreach, on July 23, 2021, CBIS submitted an initial filing with the SEC.

CUIT has evaluated subsequent events for recognition and disclosure through September 22, 2021, which is the date the annual financial statements were available to be issued. There were no events subsequent to June 30, 2021, which would require disclosure in these financial statements.

Predecessor Funds’ Full Schedules of Investments as of 6/30/21

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

MONEY MARKET FUND

June 30, 2021

Principal Amount		Percent of Net Assets	Amortized Cost
	Asset Backed Securities
1,770	American Credit Acceptance Receivables Trust, Class A, Series 2020-1, 1.89%, 04/13/23		$1,771
93,479	American Credit Acceptance Receivables Trust, Class A, Series 2020-3, 0.62%, 10/13/23		93,535
221,351	American Credit Acceptance Receivables Trust, Class A, Series 2021-1, 0.35%, 05/13/24		221,415
95,889	American Credit Acceptance Receivables Trust, Class A, Series 2021-2, 0.37%, 10/15/24		95,948
17,397	AmeriCredit Automobile Receivables Trust, Class A1, Series 2021-1, 0.16%, 03/18/22		17,398
125,000	AmeriCredit Automobile Receivables Trust, Class A1, Series 2021-2, 0.14%, 06/20/22		125,009
88,929	Amur Equipment Finance Receivables IX LLC, Class A1, Series 2021-1A, 0.22%, 04/20/22		88,935
141,000	Ari Fleet Lease Trust, Class A1, Series 2021-A, 0.17%, 06/15/22		141,011
30,941	BMW Vehicle Lease Trust, Class A1, Series 2021-1, 0.15%, 03/25/22		30,941
14,592	Carmax Auto Owner Trust, Class A1, Series 2021-1, 0.17%, 02/15/22		14,592
120,772	Carmax Auto Owner Trust, Class A1, Series 2021-2, 0.14%, 04/15/22		120,774
85,000	Carvana Auto Receivables Trust, Class A1, Series 2021-N2, 0.32%, 03/10/28		84,979
32,050	Carvana Auto Receivables Trust, Class A1, Series 2021-P1, 0.16%, 02/10/22		32,049
350,000	Carvana Auto Receivables Trust, Class A1, Series 2021-P2, 0.13%, 07/10/22		349,979
103,415	Chesapeake Funding II LLC, Class A2, Series 2018-2A, 0.44%, 08/15/30		103,480
48,764	Cloud Pass-Through Trust, Class CLOU, Series 2019-1A, 3.55%, 12/5/22		49,068
56,075	CNH Equipment Trust, Class A1, Series 2021-A, 0.13%, 03/15/22		56,073
20,793	CPS Auto Receivables Trust, Class A, Series 2020-A, 2.09%, 05/15/23		20,808
106,522	CPS Auto Receivables Trust, Class A, Series 2021-A, 0.35%, 01/16/24		106,533
118,189	CPS Auto Receivables Trust, Class A, Series 2021-B, 0.37%, 03/17/25		118,255
282,616	Dell Equipment Finance Trust, Class A1, Series 2021-1, 0.21%, 03/22/22		282,644
126,342	DLLAA LLC, Class A1, Series 2021-1A, 0.22%, 05/17/22		126,356
230,000	Donlen Fleet Lease Funding 2 LLC, Class A1, Series 2021-2, 0.41%, 12/11/34		230,174
47,209	Drive Auto Receivables Trust, Class A1, Series 2021-1, 0.12%, 04/15/22		47,209
191,318	Dt Auto Owner Trust, Class A, Series 2021-1A, 0.35%, 01/15/25		191,477
229,644	Dt Auto Owner Trust, Class A, Series 2021-2A, 0.41%, 03/17/25		229,833

Principal Amount		Percent of Net Assets	Amortized Cost
	Asset Backed Securities (continued)
225,000	Dt Auto Owner Trust, Class C, Series 2019-2A, 3.18%, 02/18/25		$228,009
18,144	DT Auto Owner Trust, Class A, Series 2020-1A, 1.94%, 09/15/23		18,192
124,276	Enterprise Fleet Funding LLC, Class A1, Series 2021-1, 0.17%, 03/21/22		124,277
193,280	Exeter Automobile Receivables Trust, Class A2, Series 2021-1A, 0.30%, 06/15/23		193,289
90,000	Exeter Automobile Receivables Trust, Class A2, Series 2021-2A, 0.27%, 01/16/24		89,996
141,783	First Investors Auto Owner Trust, Class A, Series 2021-1A, 0.45%, 03/16/26		141,930
1,386	Flagship Credit Auto Trust, Class A, Series 2018-4, 3.41%, 05/15/23		1,388
345,548	Flagship Credit Auto Trust, Class A, Series 2020-4, 0.53%, 04/15/25		346,213
186,370	Flagship Credit Auto Trust, Class A, Series 2021-1, 0.31%, 06/16/25		186,344
43,429	Ford Credit Auto Owner Trust, Class A1, Series 2021-A, 0.12%, 03/15/22		43,429
1,445	GLS Auto Receivables Issuer Trust, Class A, Series 2019-2A, 3.06%, 04/17/23		1,446
26,407	GLS Auto Receivables Issuer Trust, Class A, Series 2019-3A, 2.58%, 07/17/23		26,504
244,499	GLS Auto Receivables Issuer Trust, Class A, Series 2019-4A, 2.47%, 11/15/23		245,803
129,304	GLS Auto Receivables Issuer Trust, Class A, Series 2020-4A, 0.52%, 02/15/24		129,425
211,515	GLS Auto Receivables Issuer Trust, Class A, Series 2021-1A, 0.34%, 05/15/24		211,589
66,718	GM Financial Consumer Automobile Receivables Trust, Class A1, Series 2021-2, 0.14%, 04/18/22		66,718
2,902	GM Financial Leasing Trust, Class A1, Series 2021-1, 0.12%, 02/22/22		2,902
189,693	GreatAmerica Leasing Receivables Funding LLC Series, Class A1, Series 2021-1, 0.19%, 02/15/22		189,686
194,188	HPEFS Equipment Trust, Class A1, Series 2021-1A, 0.17%, 03/21/22		194,190
282,000	HPEFS Equipment Trust, Class A1, Series 2021-2A, 0.14%, 06/20/22		281,865
350,000	Hyundai Auto Lease Securitization Trust, Class A1, Series 2021-B, 0.11%, 06/15/22		349,986
90,525	Hyundai Auto Receivables Trust, Class A1, Series 2021-A, 0.13%, 05/16/22		90,523
84,341	Kubota Credit Owner Trust, Class A1, Series 2021-1A, 0.17%, 04/15/22		84,353
280,000	Master Credit Card Trust II, Class A, Series 2019-2A, 0.48%, 01/21/23		280,019
9,395	Mmaf Equipment Finance LLC, Class A1, Series 2020-BA, 0.23%, 10/14/21		9,395

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

MONEY MARKET FUND

June 30, 2021

Principal Amount		Percent of Net Assets	Amortized Cost
	Asset Backed Securities (continued)
95,454	Mmaf Equipment Finance LLC, Class A1, Series 2021-A, 0.18%, 05/13/22		$95,466
138,745	Santander Drive Auto Receivables Trust, Class A1, Series 2021-2, 0.14%, 06/15/22		138,741
135,000	Santander Drive Auto Receivables Trust, Class A2, Series 2021-2, 0.28%, 04/15/24		135,005
350,000	Santander Drive Auto Receivables Trust, Class C, Series 2020-2, 1.46%, 09/15/25		353,914
53,475	Santander Retail Auto Lease Trust, Class A1, Series 2021-A, 0.15%, 03/21/22		53,475
207,000	Santander Retail Auto Lease Trust, Class A1, Series 2021-B, 0.16%, 06/20/22		206,990
109,465	Toyota Lease Owner Trust, Class A1, Series 2021-A, 0.14%, 04/20/22		109,462
385,000	Trillium Credit Card Trust II, Class A, Series 2020-1A, 0.47%, 12/26/24		385,691
817	United Auto Credit Securitization Trust, Class A, Series 2020-1, 0.85%, 05/10/22		817
107,397	United Auto Credit Securitization Trust, Class A, Series 2021-1, 0.34%, 07/10/23		107,407
305,000	Volkswagen Auto Lease Trust, Class A2, Series 2020-A, 0.27%, 04/20/23		305,209
61,206	Westlake Automobile Receivables Trust, Class A1, Series 2021-1A, 0.16%, 03/15/22		61,206
182,000	Westlake Automobile Receivables Trust, Class A1, Series 2021-2A, 0.15%, 06/16/22		181,991
350,000	Westlake Automobile Receivables Trust, Class D, Series 2018-3A, 4.00%, 10/16/23		355,883
24,276	World Omni Auto Receivables Trust, Class A1, Series 2021-A, 0.14%, 02/15/22		24,276
73,609	World Omni Auto Receivables Trust, Class A1, Series 2021-B, 0.11%, 05/16/22		73,608
2,544	World Omni Select Auto Trust, Class A2A, Series 2019-A, 2.06%, 08/15/23		2,545
	Total Asset Backed Securities	12.18%	9,109,403
	(Cost $9,108,764)
	Corporate Obligations
	Consumer, Cyclical	1.25%
500,000	American Honda Finance Corp., 0.31%, 01/21/22		500,255
425,000	Daimler Finance North America LLC, 3.75%, 11/5/21		429,835
	Total Consumer, Cyclical		930,090
	Financials	7.42%
600,000	Aia Group Ltd., 0.65%, 09/20/21		599,820
825,000	Bank of America, 0.21%, 04/8/22		824,978
650,000	BNP Paribas SA, 0.56%, 08/7/21		650,281
400,000	Credit Suisse AG/New York NY, 0.48%, 02/4/22		400,652
450,000	Equitable Financial Life Global Funding, 0.44%, 04/6/23		450,485
475,000	Goldman Sachs Group, Inc. (The), 0.44%, 01/27/23		475,327
300,000	Goldman Sachs Group, Inc. (The), 0.47%, 03/8/23		300,229

Principal Amount		Percent of Net Assets	Amortized Cost
	Corporate Obligations (continued)
	Financials (continued)
300,000	Mitsubishi UFJ Financial Group, Inc., 3.54%, 07/26/21		$300,669
414,000	Mizuho Financial Group, Inc., 2.95%, 02/28/22		421,396
150,000	Toronto-Dominion Bank (The), 0.29%, 01/6/23		150,109
375,000	UBS AG/London, 0.36%, 06/1/23		375,731
600,000	Wells Fargo & Co., 2.10%, 07/26/21		600,762
	Total Financials		5,550,439
	Industrials	0.53%
397,000	Caterpillar Financial Services Corp., 0.37%, 11/12/21		397,307
	Total Industrials		397,307
	Utilities	0.97%
200,000	Florida Power & Light Co., 0.28%, 05/10/23		199,886
300,000	Nextera Energy Capital Holdings, Inc., 0.42%, 02/22/23		300,052
225,000	Nextera Energy Capital Holdings, Inc., 0.58%, 03/1/23*		226,128
	Total Utilities		726,066
	Total Corporate Obligations	10.17%	7,603,902
	(Cost $7,600,707)
	U.S. Government Obligations
1,475,000	U.S. Cash Management Bill, 0.01%, 09/21/21		$1,474,839
1,100,000	U.S. Cash Management Bill, 0.02%, 09/28/21*		1,099,880
1,125,000	U.S. Cash Management Bill, 0.03%, 10/5/21*		1,124,865
1,000,000	U.S. Cash Management Bill, 0.03%, 10/12/21		999,871
2,000,000	U.S. Cash Management Bill, 0.05%, 10/26/21		1,999,675
2,000,000	U.S. Treasury Bill, 0.02%, 07/1/21		2,000,000
1,250,000	U.S. Treasury Bill, 0.02%, 09/2/21		1,249,893
1,000,000	U.S. Treasury Bill, 0.02%, 09/16/21		999,909
2,225,000	U.S. Treasury Bill, 0.03%, 11/18/21		2,224,567
1,250,000	U.S. Treasury Bill, 0.03%, 12/2/21		1,249,719
2,200,000	U.S. Treasury Bill, 0.04%, 10/21/21*		2,199,692
1,075,000	U.S. Treasury Bill, 0.04%, 12/9/21		1,074,748
350,000	U.S. Treasury Bill, 0.04%, 12/16/21		349,916
3,000,000	U.S. Treasury Bill, 0.05%, 08/24/21		2,999,809
1,500,000	U.S. Treasury Bill, 0.05%, 09/30/21		1,499,810
2,000,000	U.S. Treasury Bill, 0.06%, 12/23/21*		1,999,490
2,000,000	U.S. Treasury Bill, 0.09%, 07/8/21*		1,999,986
1,900,000	U.S. Treasury Bill, 0.09%, 07/15/21		1,899,969
2,000,000	U.S. Treasury Bill, 0.1%, 07/22/21		1,999,947
1,000,000	U.S. Treasury Bill, 0.11%, 12/30/21*		999,722
1,500,000	U.S. Treasury Bill, 0.14%, 10/7/21		1,499,806
1,500,000	U.S. Treasury Bill, 0.14%, 11/4/21		1,499,724
4,835,900	U.S. Treasury Bill, 0.03-0.05%, 07/27/21		4,835,760
	Total U.S. Government Obligations	52.53%	39,281,597
	(Cost $39,281,084)
	Certificate of Deposit
	Financials	7.00%
650,000	Bank of Montreal, 0.24%, 11/12/21		$650,253

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

MONEY MARKET FUND

June 30, 2021

Principal Amount		Percent of Net Assets	Amortized Cost
	Certificate of Deposit (continued)
	Financials (continued)
600,000	Bank of Nova Scotia, 0.27%, 12/23/21		$600,342
550,000	Canadian Imperial Bank of Commerce, 0.22%, 12/3/21		550,234
700,000	Cooperatieve Rabobank UA, 0.14%, 09/17/21		700,060
675,000	DNB Bank, 0.10%, 08/6/21		675,007
625,000	Royal Bank of Canada, 0.14%, 09/14/21		625,026
725,000	Toronto Dominion Bank, 0.23%, 03/17/22		725,247
700,000	Westpac Banking, 0.25%, 03/30/22		700,392
	Total Certificate of Deposit	7.00%	5,226,561
	(Cost $5,225,005)
	Commercial Paper
	Communications	0.33%
250,000	AT&T Inc., 0.25%, 09/22/21		$249,912
	Total Communications		$249,912
	Financials	11.66%
850,000	ANZ New Zealand (Int'l) Ltd., 0.16%, 07/26/21		849,957
500,000	Australia & New Zealand Banking Group Ltd., 0.18%, 02/4/22		499,590
500,000	Banco Santander SA, 0.19%, 07/9/21		499,990
475,000	BPCE SA, 0.19%, 09/1/21		474,910
875,000	Chariot Funding LLC, 0.14%, 07/6/21		874,991
300,000	Credit, 0.17%, 09/7/21		299,928
600,000	Credit Agricole, 0.11%, 08/17/21		599,946
500,000	Credit Industriel et Commercial, 0.15%, 02/23/22		499,520
370,000	Landesbank Baden-Wurttemberg, 0.21%, 01/7/22		369,656
500,000	National Australia Bank, 11/10/21		500,107
475,000	Nordea Bank Abp, 0.14%, 08/17/21		474,948
850,000	Old Line Funding LLC, 0.17%, 08/20/21		849,889
400,000	Santander PLC, 0.13%, 09/15/21		399,900
280,000	Societe Generale, 0.19%, 08/3/21		279,983
250,000	Svenska Handelsbanken AB, 0.24%, 03/16/22		249,703
650,000	Svenska Handelsbanken AB, 0.25%, 08/12/21		649,948
350,000	Thunder Bay Funding, LLC, 0.16%, 07/26/21		349,983
	Total Financials		8,722,949
	Sovereign	1.07%
300,000	Caisse d'Amortissement de la Dette Sociale, 0.14%, 07/16/21		299,988
500,000	Province of Alberta, 0.25%, 08/27/21		499,930
	Total Sovereign		799,918
	Total Commercial Paper	13.06%	9,772,779
	(Cost $9,771,616)
	Short-Term Investments
$38,361	Dreyfus Government Cash Management		$38,361
	Total Short-Term Investments	0.05%	38,361
	(Cost $38,361)
	Short-Term Investments-Repurchase Agreements
	Financials
1,280,000	Cantor D, 0.05%, 07/1/21		$1,280,000

Principal Amount		Percent of Net Assets	Amortized Cost
	Short-Term Investments-Repurchase Agreements (continued)
	Financials (continued)
1,280,011	Citi D, 0.06%, 07/1/21		$1,280,011
1,280,011	Daiwa D, 0.05%, 07/1/21		1,280,011
269,488	Deutsche D, 0.05%, 07/1/21		269,488
1,280,011	RBC D, 0.05%, 07/1/21		1,280,010
5,100,000	Trvo Barclays Capital, 0.05%, 07/1/21		5,100,000
	Total Short-Term Investments-Repurchase Agreements	14.02%	10,489,520
	(Cost $10,489,520)
	Total Investments	109.01%	81,522,123
	(Cost $81,515,057)
	Liabilities, Less Other Assets	-9.01%	(6,740,465)
	Net Assets	100.00%	$74,781,658

*	All or a portion of this security is on loan.

The market value of all loaned securities, including securities not in the top 50 holdings, is $8,292,356.

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

SHORT BOND FUND

June 30, 2021

Principal Amount		Percent of Net Assets	Fair Value
	Asset Backed Securities
3,265,000	American Tower Trust #1, Class 2A, Series 2013-13, 3.07%, 03/15/48		$3,280,661
809,778	AmeriCredit Automobile Receivables Trust, Class A3, Series 2019-2, 2.28%, 01/18/24		815,513
1,120,328	Amur Equipment Finance Receivables VII LLC, Class A2, Series 2019-1A, 2.63%, 06/20/24		1,136,564
3,050,000	Avis Budget Rental Car Funding Aesop LLC, Class A, Series 2017-2A, 2.97%, 03/20/24		3,165,506
1,750,000	Bcc Funding Xiv LLC, Class D, Series 2018-1A, 4.61%, 08/21/23		1,763,156
680,371	Business Jet Securities LLC, Class A, Series 2020-1A, 2.98%, 11/15/35		692,817
1,481,262	Business Jet Securities LLC, Class A, Series 2021-1A, 2.16%, 04/15/36		1,493,219
3,750,000	Discover Card Execution Note Trust, Class A4, Series 2018-A4, 3.11%, 01/16/24		3,754,439
1,400,000	Gm Financial Automobile Leasing Trust 2019-2, Class C, Series 2019-2, 3.12%, 03/20/23		1,412,890
1,429,166	Great American Auto Leasing, Inc., Class A3, Series 2019-1, 3.05%, 09/15/22		1,442,550
2,453,162	Gte Auto Receivables Trust, Class A3, Series 2019-1, 2.39%, 08/15/24		2,476,861
275,658	Hertz Vehicle Financing II LP, Class A, Series 2018-1A, 3.29%, 02/25/24		276,507
2,000,000	Hertz Vehicle Financing LLC, Class A, Series 2021-1A, 1.21%, 12/26/25		2,005,326
1,551,375	ME Funding LLC, Class A2, Series 2019-1, 6.45%, 07/30/49		1,640,238
1,668,796	Mmaf Equipment Finance LLC 2019-A, Class A3, Series 2019-A, 2.84%, 11/13/23		1,697,460
2,445,840	Navient Private Education Refi Loan Trust, Class A, Series 2019-GA, 2.40%, 10/15/68		2,495,791
1,489,498	Navient Private Education Refi Loan Trust 2020-H, Class A, Series 2020-HA, 1.31%, 01/15/69		1,499,461
1,480,973	Navient Private Education Refi Loan Trust 2021-A, Class A, Series 2021-A, 0.84%, 05/15/69		1,478,393
2,000,000	Nextgear Floorplan Master Owner Trust, Class A2, Series 2020-1A, 1.55%, 02/15/25		2,036,442
1,445,755	Np Spe II LLC, Class A1, Series 2019-1A, 2.57%, 09/20/49		1,453,801
2,008,731	Octane Receivables Trust 2021-1, Class A, Series 2021-1A, 0.93%, 03/22/27		2,009,745
1,250,000	Ondeck Asset Securitization Trust III LLC, Class A, Series 2021-1A, 1.59%, 05/17/27		1,257,333
4,000,000	PFS Financing Corp., Class A, Series 2020-A, 1.27%, 06/15/25		4,058,327
2,139,500	Planet Fitness Master Issuer LLC, Class A2I, Series 2018-1A, 4.26%, 09/5/48		2,147,395
2,275,000	SBA Tower Trust, 3.87%, 10/15/49		2,390,535
1,750,000	Scf Equipment Leasing 2020-1 LLC, Class A3, Series 2020-1A, 1.19%, 10/20/27		1,758,986
700,289	Sofi Professional Loan Program LLC, Class A2, Series 2015-D, 2.72%, 10/27/36		708,155

Principal Amount		Percent of Net Assets	Fair Value
	Asset Backed Securities (continued)
2,000,000	Sofi Professional Loan Program Trust, Class AFX, Series 2021-A, 1.03%, 08/17/43		$1,999,232
2,000,000	Trafigura Securitisation Finance PLC, Class A2, Series 2018-1A, 3.73%, 03/15/22		2,011,886
3,000,000	Transportation Finance Equipment Trust, Class A4, Series 2019-1, 1.88%, 03/25/24		3,068,097
1,800,000	Verizon Owner Trust 2018-A, Class C, Series 2018-A, 3.55%, 04/20/23		1,832,320
1,500,000	World Omni Auto Receivables Trust 2020-C, Class A3, Series 2020-C, 0.48%, 11/17/25		1,503,928
2,500,000	World Omni Select Auto Trust, Class B, Series 2020-A, 0.84%, 06/15/26		2,503,041
	Total Asset Backed Securities	12.23%	63,266,575
	(Cost $63,097,316)
	Collateralized Mortgage Obligations
15,653	CHL Mortgage Pass-Through Trust 2004-29, Class 1A1, Series 2004-29, 0.63%, 02/25/35		15,336
24,247	Community Program Loan Trust 1987 A, Class B, Series 1987-A, 4.50%, 10/1/29		24,282
18,438	GSR Mortgage Loan Trust, Class 3A1, Series 2004-9, 2.64%, 08/25/34		18,864
20,984	JPMorgan Mortgage Trust 2006-A2, Class 4A1, Series 2006-A2, 2.47%, 08/25/34		22,030
1,023,858	La Hipotecaria Panamanian Mortgage Trust, Class A1, Series 2014-1A, 3.51%, 11/24/42		1,083,375
85,158	Sequoia Mortgage Trust 2013-1, Class 2A1, Series 2013-1, 1.86%, 02/25/43		85,224
166,076	Sequoia Mortgage Trust 2013-2, Class A, Series 2013-2, 1.87%, 02/25/43		167,167
	Total Collateralized Mortgage Obligations	0.27%	1,416,278
	(Cost $1,382,662)
	Commercial Mortgage Backed Securities
1,900,000	Life 2021 BMR Mortgage Trust, 0.77%, 03/15/38		1,902,285
4,130,000	BBCMS Mortgage Trust, Class A, Series 2021-AGW, 1.32%, 06/15/36		4,132,573
571,604	BX Commercial Mortgage Trust, Class A, Series 2018-IND, 0.82%, 11/15/35		571,791
879,283	Comm 2012-Ccre5 Mortgage Trust, Class ASB, Series 2012-CR5, 2.39%, 12/10/45		887,726
1,500,000	Comm 2013-Ccre11 Mortgage Trust, Class A4, Series 2013-CR11, 4.26%, 08/10/50		1,608,982
755,600	Comm 2013-Wwp Mortgage Trust, Class A1, Series 2013-WWP, 2.50%, 03/10/31		769,670
1,086,936	Comm 2014-Ubs5 Mortgage Trust, Class ASB, Series 2014-UBS5, 3.55%, 09/10/47		1,131,592
1,801,194	CSAIL Commercial Mortgage Trust, Class ASB, Series 2015-C1, 3.35%, 04/15/50		1,876,853
2,200,000	CSMC Trust, Class A, Series 2017-MOON, 3.20%, 07/10/34		2,245,784

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

SHORT BOND FUND

June 30, 2021

Principal Amount		Percent of Net Assets	Fair Value
	Commercial Mortgage Backed Securities (continued)
2,225,000	DBCG Mortgage Trust, Class A, Series 2017-BBG, 0.77%, 06/15/34		$2,225,000
855,688	Dbgs 2018-Biod Mortgage Trust, Class A1, Series 2018-C1, 3.41%, 10/15/51		868,741
1,100,000	Extended Stay America Trust, Class B, Series 2021-ESH, 1.46%, 07/15/38		1,103,779
3,200,000	GS Mortgage Securities Corp. II, Class A, Series 2012-BWTR, 2.95%, 11/5/34		3,264,590
1,627,069	Hply Trust 2019-Hit, Class A, Series 2019-HIT, 1.07%, 11/15/36		1,628,092
4,650,000	MHC Commercial Mortgage Trust, Class A, Series 2021-MHC, 0.87%, 04/15/38		4,652,912
1,504,648	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20, Class ASB, Series 2015-C20, 3.07%, 02/15/48		1,556,639
1,300,000	Morgan Stanley Capital I Trust, Class A, Series 2017, 0.77%, 11/15/34		1,300,409
2,700,000	Morgan Stanley Capital I Trust, Class B, Series 2017, 0.92%, 11/15/34		2,700,853
2,615,000	WFRBS Commercial Mortgage Trust, Class A3, Series 2012-C10, 2.88%, 12/15/45		2,682,332
2,664,381	WFRBS Commercial Mortgage Trust, Class AFL, Series 2012-C7, 1.28%, 06/15/45		2,660,988
335,832	WFRBS Commercial Mortgage Trust, Class ASB, Series 2012-C10, 2.45%, 12/15/45		340,076
	Total Commercial Mortgage Backed Securities	7.76%	40,111,667
	(Cost $40,044,923)
	Corporate Obligations
	Basic Materials	1.81%
2,000,000	Air Liquide Finance SA, 2.25%, 09/27/23		2,072,006
2,100,000	Georgia-Pacific LLC, 3.73%, 07/15/23		2,219,476
1,175,000	Nutrien Ltd., 1.90%, 05/13/23		1,203,502
1,597,000	Nutrien Ltd., 3.50%, 06/1/23		1,672,091
1,950,000	Union Carbide Corp., 7.88%, 04/1/23		2,186,320
	Total Basic Materials		9,353,395
	Communications	2.55%
2,000,000	AT&T, Inc., 11/27/22		1,983,485
2,241,000	Crown Castle Towers LLC, 3.22%, 05/15/22		2,245,536
2,250,000	Lumen Technologies, Inc., Series T, 5.80%, 03/15/22		2,315,453
1,000,000	Sky Ltd., 3.13%, 11/26/22		1,037,260
346,875	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.36%, 09/20/21		348,609
2,400,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 03/20/25		2,574,864
2,400,000	Time Warner Entertainment Co. LP, 8.38%, 03/15/23		2,711,726
	Total Communications		13,216,933

Principal Amount		Percent of Net Assets	Fair Value
	Corporate Obligations (continued)
	Consumer, Cyclical	4.97%
2,525,000	7-Eleven, Inc., 0.80%, 02/10/24		$2,518,921
850,000	Arrow Bidco LLC, 9.50%, 03/15/24		862,537
2,000,000	Daimler Finance North America LLC, 1.06%, 02/15/22		2,010,491
2,000,000	Delta Air Lines, Inc. / Skymiles Ip Ltd., 4.50%, 10/20/25		2,149,905
2,400,000	Dollar Tree, Inc., 3.70%, 05/15/23		2,535,748
850,000	Ford Motor Co., 8.50%, 04/21/23		948,558
475,000	General Motors Financial Co., Inc., 4.15%, 06/19/23		504,426
2,000,000	General Motors Financial Co., Inc., 4.38%, 09/25/21		2,018,499
1,850,000	Lennar Corp., 4.13%, 01/15/22		1,868,500
1,825,000	Lennar Corp., 4.75%, 05/30/25		2,046,281
2,000,000	Lennar Corp., 4.88%, 12/15/23		2,176,980
1,350,000	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27		1,486,350
1,200,000	Mohawk Industries, Inc., 3.85%, 02/1/23		1,252,470
1,420,000	Picasso Finance Sub, Inc., 6.13%, 06/15/25		1,501,295
1,725,000	Ross Stores, Inc., 3.38%, 09/15/24		1,828,362
	Total Consumer, Cyclical		25,709,323
	Consumer, Non-cyclical	2.90%
2,977,387	CVS Pass-Through Trust, 6.04%, 12/10/28		3,487,041
2,150,000	Elanco Animal Health, Inc., 5.27%, 08/28/23		2,312,518
2,000,000	Global Payments, Inc., 4.00%, 06/1/23		2,124,195
2,000,000	IHS Markit Ltd., 5.00%, 11/1/22		2,094,946
2,250,000	Paypal Holdings, Inc., 1.35%, 06/1/23		2,289,593
1,000,000	Pilgrim's Pride Corp., 5.88%, 09/30/27		1,065,000
1,575,000	Suntory Holdings Ltd., 2.55%, 06/28/22		1,605,358
	Total Consumer, Non-cyclical		14,978,651
	Energy	3.18%
878,412	Cal Dive I-Title XI, Inc., 4.93%, 02/1/27		964,187
1,800,000	Diamondback Energy, Inc., 0.90%, 03/24/23		1,800,612
1,250,000	Equities Corp., 7.63%, 02/1/25		1,458,113
876,000	Petroleos Mexicanos, 1.70%, 12/20/22		886,901
945,000	Petroleos Mexicanos, 1.95%, 12/20/22		959,030
1,016,000	Petroleos Mexicanos, 2.38%, 04/15/25		1,053,639
553,500	Petroleos Mexicanos, 2.83%, 02/15/24		571,559
2,250,000	Phillips 66, 3.70%, 04/6/23		2,375,248
2,000,000	Pioneer Natural Resources Co., 0.75%, 01/15/24		1,998,296
2,000,000	Sunoco LP / Sunoco Finance Corp., 5.50%, 02/15/26		2,061,000
2,300,000	Valero Energy Corp., 1.20%, 03/15/24		2,317,790
	Total Energy		16,446,375
	Financials	23.80%
1,684,375	Abay Leasing 2014 LLC, 2.65%, 11/9/26		1,769,365
1,700,000	ABN AMRO Bank NV, 7.75%, 05/15/23		1,891,266
1,925,000	Aercap Ireland Capital Dac / Aercap Global Aviation Trust, 4.13%, 07/3/23		2,042,500

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

SHORT BOND FUND

June 30, 2021

Principal Amount		Percent of Net Assets	Fair Value
	Corporate Obligations (continued)
	Financials (continued)
1,000,000	Aercap Ireland Capital Dac / Aercap Global Aviation Trust, 4.88%, 01/16/24		$1,088,810
403,159	Ahold Lease Pass-Through Trust, Series 2001-A-2, 8.62%, 01/2/25		443,362
130,558	Amal Ltd./Cayman Islands, 3.47%, 08/21/21		131,109
2,400,000	American Express Co., 2.65%, 12/2/22		2,478,743
1,000,000	Athene Global Funding, 2.80%, 05/26/23		1,041,610
1,750,000	Athene Global Funding, 4.00%, 01/25/22		1,786,372
1,500,000	Bank of America Corp., 0.81%, 10/24/24		1,506,040
2,075,000	Bank of America Corp., 3.00%, 12/20/23		2,150,240
1,925,000	Bank One Michigan, 8.25%, 11/1/24		2,367,828
850,000	Barclays, 4.61%, 02/15/23		871,579
2,000,000	Barclays PLC, 7.88%, 12/15/65		2,085,000
2,418,000	Bbva USA, 2.88%, 06/29/22		2,475,143
2,150,000	BGC Partners, Inc., 5.38%, 07/24/23		2,327,633
3,000,000	Bpce SA, 1.37%, 05/22/22		3,027,099
1,050,000	Bpce SA, 4.00%, 04/15/24		1,145,927
1,458,000	Cantor Fitzgerald LP, 6.50%, 06/17/22		1,537,670
1,225,000	Charles Schwab Corp. (The), 0.75%, 03/18/24		1,232,016
3,300,000	Citigroup, Inc., 3.14%, 01/24/23		3,349,836
2,500,000	Cooperatieve Rabobank Ua, 3.95%, 11/9/22		2,616,905
2,225,000	Credit Agricole SA/London, 3.75%, 04/24/23		2,354,095
1,275,000	Credit Suisse Group AG, 2.59%, 09/11/25		1,326,167
2,124,833	Durrah Msn 35603, 1.68%, 01/22/25		2,170,223
2,931,250	DY8 Leasing LLC, 2.63%, 04/29/26		3,072,705
786,692	Dy9 Leasing LLC, 2.37%, 03/19/27		821,910
2,217,284	Export Lease Ten Co. LLC, 1.65%, 05/7/25		2,265,744
1,965,000	First Niagara Financial Group, Inc., 7.25%, 12/15/21		2,025,617
2,425,000	Five Corners Funding Trust, 4.42%, 11/15/23		2,643,496
1,940,000	Fmr LLC, 5.35%, 11/15/21		1,975,476
3,325,000	Goldman Sachs Group, Inc. (The), 2.91%, 07/24/23		3,408,221
2,337,499	Harar Leasing LLC, Series 2013, 2.58%, 07/2/25		2,440,708
1,843,772	Helios Leasing II LLC, 2.67%, 03/18/25		1,922,242
2,500,000	HSBC Holdings PLC, 3.03%, 11/22/23		2,589,807
2,000,000	Jackson National Life Global Funding, 2.50%, 06/27/22		2,043,208
1,000,000	JPMorgan Chase & Co., 2.78%, 04/25/23		1,019,180
1,751,008	Lulwa Ltd., 1.83%, 03/26/25		1,794,039
3,000,000	Massachusetts Mutual Life Insurance Co., 7.63%, 11/15/23		3,317,816
2,300,000	Mizuho Financial Group, Inc., 1.24%, 07/10/24		2,331,432
1,000,000	Morgan Stanley, 3.74%, 04/24/24		1,057,605
3,425,000	Morgan Stanley, 5.00%, 11/24/25		3,950,170
1,166,969	MSN 41079 and 41084 Ltd., 1.63%, 12/14/24		1,190,927
1,200,000	Natwest Group PLC, 6.13%, 12/15/22		1,291,052
1,599,956	Pershing Road Development Co. LLC, 0.53%, 09/1/26		1,537,900
2,275,000	Reliance Standard Life Global Funding II, 2.15%, 01/21/23		2,327,349
2,425,000	Royal Bank of Canada, Series G, 2.80%, 04/29/22*		2,477,256
347,899	Safina Ltd., 1.55%, 01/15/22		348,858

Principal Amount		Percent of Net Assets	Fair Value
	Corporate Obligations (continued)
	Financials (continued)
1,632,935	Sandalwood 2013 LLC, 2.84%, 07/10/25		$1,711,719
2,800,000	Security Benefit Global Funding, 1.25%, 05/17/24		2,804,818
2,450,000	Standard Chartered PLC, 2.74%, 09/10/22		2,460,086
2,000,000	State Street Corp., 3.10%, 05/15/23		2,101,277
1,575,000	Swiss RE Treasury US Corp., 2.88%, 12/6/22		1,621,618
1,387,561	Tagua Leasing LLC, 1.90%, 07/12/24		1,418,301
2,500,000	TD Ameritrade Holding Corp., 2.95%, 04/1/22		2,539,913
2,200,000	Truist Bank, 3.50%, 08/2/22		2,205,828
1,258,334	Ulani Msn 35940 LLC, 2.23%, 05/16/25		1,300,637
2,000,000	US Bancorp, 2.95%, 07/15/22		2,051,931
1,727,266	Washington Aircraft 2 Co. Dac, 0.58%, 06/26/24		1,730,270
4,825,000	Wells Fargo & Co., 2.41%, 10/30/25		5,049,700
2,879,482	Zarapito Leasing LLC, 2.63%, 11/12/26		3,025,136
	Total Financials		123,090,490
	Industrials	5.05%
1,300,000	Berry Global, Inc., 0.95%, 02/15/24		1,301,131
1,250,000	Berry Global, Inc., 4.88%, 07/15/26		1,322,700
1,003,344	Burlington Northern and Santa Fe Railway Co. 2006-1 Pass-Through Trust, Series 06-1, 5.72%, 01/15/24		1,067,622
2,375,000	Cnh Industrial NV, 4.50%, 08/15/23		2,560,147
164,941	Federal Express Corp. 1998 Pass-Through Trust, Series 981A, 6.72%, 01/15/22		165,127
783,028	GATX Corp. 2005-1 Pass-Through Trust, 5.70%, 01/2/25		879,920
1,025,000	Graphic Packaging International LLC, 0.82%, 04/15/24		1,017,489
1,975,000	Kansas City Southern, 3.85%, 11/15/23		2,096,539
2,000,000	Lennox International, Inc., 3.00%, 11/15/23		2,095,839
2,200,000	Nvent Finance Sarl, 3.95%, 04/15/23		2,299,006
900,000	Republic Services, Inc., 4.75%, 05/15/23		962,760
2,175,000	Schneider Electric Se, 2.95%, 09/27/22		2,241,884
2,500,000	TTX Co., 3.60%, 01/15/25		2,730,511
1,211,122	Union Pacific Railroad Co. Pass-Through Trust, Series 06-1, 5.87%, 07/2/30		1,410,392
2,250,000	Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25		2,393,714
1,525,000	Westrock Rkt LLC, 4.90%, 03/1/22		1,568,901
	Total Industrials		26,113,682
	Technology	1.17%
1,350,000	Fiserv, Inc., 3.80%, 10/1/23		1,444,643
550,000	Infor, Inc., 1.45%, 07/15/23		556,140
2,250,000	Micron Technology, Inc., 2.50%, 04/24/23		2,325,402
1,725,000	Roper Technologies, Inc., 2.80%, 12/15/21		1,741,362
	Total Technology		6,067,547
	Utilities	1.43%
667,112	Caledonia Generating LLC, 1.95%, 02/28/22		667,112
2,825,000	National Rural Utilities Cooperative Finance Corp., 2.30%, 09/15/22		2,882,540

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

SHORT BOND FUND

June 30, 2021

Principal Amount		Percent of Net Assets	Fair Value
	Corporate Obligations (continued)
	Utilities (continued)
1,100,000	Nextera Energy Capital Holdings, Inc., 0.65%, 03/1/23		$1,104,382
2,600,000	Northwestern Corp., 1.00%, 03/26/24		2,566,465
164,286	Southern California Edison Co., 1.85%, 02/1/22		164,367
	Total Utilities		7,384,866
	Total Corporate Obligations	46.86%	242,361,262
	(Cost $239,524,806)
	Municipals
2,250,000	New Jersey Economic Development Authority, 02/15/24		$2,206,612
1,750,000	New Jersey Transportation Trust Fund Authority, 2.55%, 06/15/23		1,802,480
2,750,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 1.29%, 05/1/22		2,774,850
1,250,000	New York Transportation Development Corp., 1.36%, 12/1/21		1,254,589
1,800,000	Sales Tax Securitization Corp., 2.23%, 01/1/24		1,859,367
1,600,000	State of Illinois, 5.95%, 04/1/22		1,660,488
1,454,000	Utility Debt Securitization Authority, Class T4, Series 2013-T, 3.44%, 12/15/25		1,506,839
	Total Municipals	2.53%	13,065,225
	(Cost $12,863,475)
	Sovereign
2,900,000	Overseas Private Investment Corp., 0.10%, 08/21/21		$3,179,231
3,800,000	Overseas Private Investment Corp., Series 1, 2.82%, 03/20/24		3,926,040
3,680,000	U.S. Department of Transportation, 6.00%, 12/7/21		3,768,835
1,593,164	U.S. International Development Finance Corp., 2.29%, 09/15/26		1,653,168
3,000,000	U.S. International Development Finance Corp., Series A, 08/16/24		3,298,080
1,900,000	U.S. International Development Finance Corp., Series D, 1.76%, 08/11/21		1,950,272
	Total Sovereign	3.44%	17,775,626
	(Cost $17,653,672)
	U.S. Agency Obligations
184,103	Federal Home Loan Mortgage Corporation, 5.00%, 07/1/35		$211,314
766,942	Federal Home Loan Mortgage Corporation, Class HG, Series 2019-4911, 2.25%, 04/15/49		785,845
2,333,984	Federal Home Loan Mortgage Corporation, Class NE, Series 2020-5037, 2.50%, 05/25/39		2,421,870
292,291	Federal National Mortgage Association, 4.00%, 03/1/31		314,221
330,035	Federal National Mortgage Association, 4.50%, 08/1/38		368,172
147,073	Federal National Mortgage Association, 5.00%, 03/1/34		167,824

Principal Amount		Percent of Net Assets	Fair Value
	U.S. Agency Obligations (continued)
1,201,310	Federal National Mortgage Association, Class A, Series 2012-M15, 2.59%, 10/25/22		$1,224,578
528,705	Federal National Mortgage Association, Class AE, Series 2013-9, 1.75%, 03/25/39		534,169
46,066	Federal National Mortgage Association, Class WA, Series 2009-62, 5.58%, 08/25/39		51,501
197,339	Government National Mortgage Association, 2.00%, 06/20/61		208,013
574,418	Government National Mortgage Association, Class A, Series 2012-27, 1.61%, 07/16/39		579,731
190,764	Government National Mortgage Association, Class A, Series 2015-78, 2.92%, 06/16/40		191,498
849,950	Government National Mortgage Association, Class A, Series 2016-131, 2.20%, 04/16/57		863,198
335,478	Government National Mortgage Association, Class AM, Series 2014-17, 3.13%, 06/16/48		358,169
69,563	Government National Mortgage Association, Class BA, Series 2011-57, 3.00%, 05/20/40		72,264
335,582	Government National Mortgage Association, Class CA, Series 2013-7, 3.90%, 05/16/51		345,333
657,246	Government National Mortgage Association, Class WA, Series 2017-99, 4.84%, 12/20/32		713,288
272,439	SBA Small Business Investment Cos., Class 1, Series 2012-10A, 2.77%, 03/10/22		275,014
1,521,515	SBA Small Business Investment Cos., Class 1, Series 2013-10A, 2.35%, 03/10/23		1,554,230
879,032	SBA Small Business Investment Cos., Class 1, Series 2014-10A, 3.19%, 03/10/24		906,190
570,368	SBA Small Business Investment Cos., Class 1, Series 2014-10B, 3.02%, 09/10/24		586,836
2,305,855	SBA Small Business Investment Cos., Class 1, Series 2015-10A, 2.52%, 03/10/25		2,378,694
1,571,853	SBA Small Business Investment Cos., Class 1, Series 2015-10B, 2.83%, 09/10/25		1,633,267
3,564,836	SBA Small Business Investment Cos., Class 1, Series 2016-10A, 2.51%, 03/10/26		3,692,976
3,171,410	SBA Small Business Investment Cos., Class 1, Series 2016-10B, 2.05%, 09/10/26		3,279,988
2,071,217	SBA Small Business Investment Cos., Class 1, Series 2017-10A, 2.85%, 03/10/27		2,181,655
2,901,371	SBA Small Business Investment Cos., Class 1, Series 2019-10B, 2.28%, 09/10/29		3,007,676
3,992,210	SBA Small Business Investment Cos., Class 1, Series 2020-10B, 1.03%, 09/10/30		3,961,693
303,659	Small Business Administration Pools, 0.64%, 05/25/39		308,167
151,928	Small Business Administration Pools, 0.65%, 01/25/26		152,640
119,656	Small Business Administration Pools, 1.00%, 09/25/28		121,561

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

SHORT BOND FUND

June 30, 2021

Principal Amount		Percent of Net Assets	Fair Value
	U.S. Agency Obligations (continued)
63,466	U.S. Small Business Administration, Class 1, Series 2005-20F, 4.57%, 06/1/25		$66,455
1,641,106	U.S. Small Business Administration, Class 1, Series 2020-10E, 0.70%, 09/1/30		1,627,156
	Total U.S. Agency Obligations	6.79%	35,145,186
	(Cost $34,378,184)
	U.S. Government Obligations
16,500,000	U.S. Treasury Note, 0.25%, 06/30/25		$16,212,539
12,000,000	U.S. Treasury Note, 1.375%, 06/30/23*		12,269,062
5,150,000	U.S. Treasury Note, 1.625%, 08/15/22		5,237,711
6,000,000	U.S. Treasury Note, 1.625%, 11/15/22		6,121,172
30,500,000	U.S. Treasury Note, 2.125%, 02/29/24*		31,910,625
22,500,000	U.S. Treasury Note, 2.25%, 11/15/24		23,787,598
	Total U.S. Government Obligations	18.47%	95,538,707
	(Cost $94,831,296)
	Short-Term Investments
$7,223,077	Dreyfus Government Cash Management		$7,223,077
	Total Short-Term Investments	1.40%	7,223,077
	(Cost $7,223,077)
	Short-Term Investments-Repurchase Agreements
	Invested Cash Collateral for Securities Loaned
3,017,900	Cantor D, 0.05%, 07/1/21		$3,017,991
1,120,287	JVB D, 0.09%, 07/1/21		1,120,378
1,423,321	Mirae D, 0.06%, 07/1/21		1,423,412
3,017,900	Palafox A, 0.09%, 07/1/21		3,017,991
1,906,297	RBC D, 0.05%, 07/1/21		1,906,388
2,220,399	SWIB A Bi-lateral, 0.11%, 07/1/21		2,220,490
	Total Short-Term Investments-Repurchase Agreements	2.45%	12,706,650
	(Cost $12,706,650)
	Total Investments	102.20%	528,610,253
	(Cost $523,706,061)
	Liabilities, Less Other Assets	-2.20%	(11,396,873)
	Net Assets	100.00%	$517,213,380

*	All or a portion of this security is on loan.

The market value of all loaned securities, including securities not in the top 50 holdings, is $44,039,776.

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERMEDIATE DIVERSIFIED BOND FUND

June 30, 2021

Principal Amount		Percent of Net Assets	Fair Value
	Asset Backed Securities
102,754	Aep Texas Central Transition Funding III LLC, Class A3, Series 2012-1, 2.84%, 03/1/26		$107,546
1,700,000	Carmax Auto Owner Trust 2019-2, Class D, Series 2019-2, 3.41%, 10/15/25		1,772,987
4,220,000	Carvana Auto Receivables Trust 2019-1, Class D, Series 2019-1A, 3.88%, 10/15/24		4,365,243
3,200,000	Carvana Auto Receivables Trust 2019-2, Class D, Series 2019-2A, 3.28%, 01/15/25		3,306,078
1,305,000	Carvana Auto Receivables Trust 2019-4, Class D, Series 2019-4A, 3.07%, 07/15/25		1,355,896
1,507,200	Coinstar Funding LLC Series 2017-1, Class A2, Series 2017-1A, 5.22%, 04/25/47		1,506,019
1,040,000	Credit Acceptance Auto Loan Trust 2020-3, Class C, Series 2020-3A, 2.28%, 02/15/30		1,061,957
2,605,000	Drive Auto Receivables Trust, Class D, Series 2020-1, 2.70%, 05/17/27		2,683,469
2,700,000	Drive Auto Receivables Trust 2018-5, Class D, Series 2018-5, 4.30%, 04/15/26		2,818,094
3,800,000	Drive Auto Receivables Trust 2019-1, Class D, Series 2019-1, 4.09%, 06/15/26		3,943,697
1,877,496	Drive Auto Receivables Trust 2019-2, Class C, Series 2019-2, 3.42%, 06/16/25		1,904,206
4,720,000	Drive Auto Receivables Trust 2019-3, Class D, Series 2019-3, 3.18%, 10/15/26		4,908,541
2,200,000	Drive Auto Receivables Trust 2020-2, Class D, Series 2020-2, 3.05%, 05/15/28		2,289,238
3,181,763	Driven Brands Funding LLC, Class A2, Series 2019-1A, 4.64%, 04/20/49		3,426,026
2,500,000	Dt Auto Owner Trust 2019-1, Class D, Series 2019-1A, 3.87%, 11/15/24		2,582,152
1,600,000	Exeter Automobile Receivables Trust 2020-2, Class D, Series 2020-2A, 4.73%, 04/15/26		1,714,736
3,825,000	Flagship Credit Auto Trust, Class E, Series 2019-3, 3.84%, 12/15/26		3,979,025
1,500,000	Ford Credit Auto Owner Trust 2021-Rev1, Class D, Series 2021-1, 2.31%, 10/17/33		1,505,306
1,445,000	Fremf 2015-K47 Mortgage Trust, Class C, Series 2015-K47, 3.71%, 06/25/48		1,530,230
1,225,000	Fremf 2016-K55 Mortgage Trust, Class C, Series 2016-K55, 4.30%, 04/25/49		1,321,120
2,750,000	Fremf 2018-K83 Mortgage Trust, Class C, Series 2018-K83, 4.42%, 11/25/51		3,020,099
1,550,000	Jamestown CLO IX Ltd., Class DR, Series 2019-9A, 7.13%, 10/20/28		1,544,739
993,160	Navient Student Loan Trust, Class A, Series 2016-5A, 1.34%, 06/25/65		1,013,137
5,868,169	Navient Student Loan Trust, Class A1B, Series 2021-1A, 0.69%, 12/26/69		5,900,484
8,539,000	Navient Student Loan Trust, Class A3, Series 2018-2A, 0.84%, 03/25/67		8,629,842

Principal Amount		Percent of Net Assets	Fair Value
	Asset Backed Securities (continued)
1,684,000	New Residential Mortgage Loan Trust 2021-Nqm2r, Class M1, Series 2021-NQ2R, 2.20%, 09/25/58		$1,677,884
3,100,000	Santander Drive Auto Receivables Trust 2019-1, Class D, Series 2019-1, 3.65%, 04/15/25		3,188,344
4,000,000	Santander Drive Auto Receivables Trust 2019-2, Class D, Series 2019-2, 3.22%, 07/15/25		4,131,627
1,180,000	Santander Drive Auto Receivables Trust 2020-1, Class C, Series 2020-1, 4.11%, 12/15/25		1,237,974
2,430,000	Santander Drive Auto Receivables Trust 2020-3, Class D, Series 2020-3, 1.64%, 11/16/26		2,461,181
2,812,193	Smb Private Education Loan Trust 2018-A, Class A2A, Series 2018-A, 3.50%, 02/15/36		2,960,627
7,416,857	Student Loan Marketing Association, Class A6B, Series 2014-3A, 0.73%, 10/25/64		7,398,814
3,970,025	Student Loan Marketing Association 2009-3, Class A, Series 2009-3, 0.84%, 01/25/45		4,026,950
2,230,000	TICP CLO XI Ltd., Class E, Series 2018-11A, 6.19%, 10/20/31		2,193,740
4,814,391	Voya CLO 2015-1 Ltd., Class A1R, Series 2017-1A, 1.09%, 01/18/29		4,815,633
2,200,943	Wind River 2014-1 CLO Ltd., Class ARR, Series 2018-1A, 1.24%, 07/18/31		2,197,300
	Total Asset Backed Securities	6.08%	104,479,941
	(Cost $103,117,175)
	Collateralized Mortgage Obligations
2,296,782	Connecticut Avenue Securities Trust, Class 1M2, Series 2018-C06, 2.09%, 03/25/31		2,313,105
1,463,375	Connecticut Avenue Securities Trust, Class 1M2, Series 2018-R07, 2.49%, 04/25/31		1,471,411
70,251	Provident Funding Mortgage Trust 2019-1, Class A3, Series 2019-1, 3.00%, 12/25/49		70,294
2,347,081	Residential Mortgage Loan Trust, Class A1, Series 2019-3, 2.63%, 09/25/59		2,374,289
2,500,000	Verus Securitization Trust 2021-2, Class M1, Series 2021-2, 2.19%, 02/25/66		2,493,194
1,350,000	Verus Securitization Trust 2021-3, Class M1, Series 2021-3, 2.40%, 06/25/66		1,349,625
2,370,000	Verus Securitization Trust 2021-R3, Class M1, Series 2021-R3, 2.41%, 04/25/64		2,365,160
	Total Collateralized Mortgage Obligations	0.72%	12,437,078
	(Cost $12,356,567)
	Commercial Mortgage Backed Securities
2,362,244	FN CA8473, 2.00%, 04/25/51		2,343,965
1,232,720	CASCADE FDG MTG, 11/25/49		1,194,505
3,585,000	Citigroup Commercial Mortgage Trust 2014-Gc21, Class D, Series 2014-GC21, 5.11%, 05/10/47		3,320,542
565,000	Comm 2015-Ccre24 Mortgage Trust, Class D, Series 2015-CR24, 3.46%, 08/10/48		519,631

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERMEDIATE DIVERSIFIED BOND FUND

June 30, 2021

Principal Amount		Percent of Net Assets	Fair Value
	Commercial Mortgage Backed Securities (continued)
5,840,000	CSMC Trust, Class A2, Series 2014-USA, 3.95%, 09/15/37		$6,294,307
4,145,000	CSMC Trust, Class AS, Series 2016-NXSR, 4.05%, 12/15/49		4,602,022
1,615,768	FASST MTGE, 2.00%, 10/25/69		1,723,658
1,900,000	Fremf 2015-K44 Mortgage Trust, Class C, Series 2015-K44, 3.81%, 01/25/48		2,013,276
2,555,000	Fremf 2016-K56 Mortgage Trust, Class C, Series 2016-K56, 4.07%, 06/25/49		2,761,900
3,060,000	Fremf 2016-K57 Mortgage Trust, Class C, Series 2016-K57, 4.05%, 08/25/49		3,306,331
1,470,000	Fremf 2016-K60 Mortgage Trust, Class C, Series 2016-K60, 3.66%, 12/25/49		1,540,427
3,265,000	Fremf 2017-K62 Mortgage Trust, Class C, Series 2017-K62, 4.00%, 01/25/50		3,497,880
3,050,000	Fremf 2018-K732 Mortgage Trust, Class C, Series 2018-K732, 4.20%, 05/25/25		3,272,770
545,000	Fremf 2020-K737 Mortgage Trust, Class C, Series 2020-K737, 3.41%, 01/25/53		570,447
2,160,000	FREMF Mortgage Trust, Class C, Series 2017-K61, 3.81%, 12/25/49		2,288,871
6,785,000	GS Mortgage Securities Corp. II, Class B, Series 2013-GC10, 3.68%, 02/10/46		6,998,401
1,940,000	GS Mortgage Securities Trust 2017-Gs8, Class D, Series 2017-GS8, 2.70%, 11/10/50		1,810,638
5,885,000	JPMBB Commercial Mortgage Securities Trust, Class AS, Series 2014-C26, 3.80%, 01/15/48		6,332,446
3,030,000	JPMBB Commercial Mortgage Securities Trust 2014-C19, Class D, Series 2014-C19, 4.82%, 04/15/47		3,047,443
1,000,000	JPMBB Commercial Mortgage Securities Trust 2014-C26, Class D, Series 2014-C26, 4.02%, 01/15/48		989,406
2,740,000	JPMBB Commercial Mortgage Securities Trust 2015-C28, Class C, Series 2015-C28, 4.29%, 10/15/48		2,825,589
2,615,000	JPMorgan Chase Commercial Mortgage Securities Trust 2016-Jp3, Class C, Series 2016-JP3, 3.60%, 08/15/49		2,681,177
2,603,222	ME, 2.00%, 06/25/69		2,819,855
3,990,000	Palisades Center Trust 2016-Plsd, Class A, Series 2016-PLSD, 2.71%, 04/13/33		3,721,888
2,470,000	SFAVE Commercial Mortgage Securities Trust, Class A1, Series 2015-5AVE, 3.87%, 01/5/43		2,735,910
6,335,000	SLG Office Trust, Class D, Series 2021-OVA, 2.85%, 07/15/41		6,398,455
6,970,000	UBS Commercial Mortgage Trust, Class C, Series 2012-C1, 5.75%, 05/10/45		7,148,577

Principal Amount		Percent of Net Assets	Fair Value
	Commercial Mortgage Backed Securities (continued)
3,100,000	Wells Fargo Commercial Mortgage Trust, Class D, Series 2019-C49, 3.00%, 03/15/52		$2,879,927
1,450,000	Wells Fargo Commercial Mortgage Trust 2015-C28, Class D, Series 2015-C28, 4.23%, 05/15/48		1,411,324
2,340,000	Westlake Automobile Receivables Trust 2020-1, Class C, Series 2020-1A, 2.52%, 04/15/25		2,398,035
	Total Commercial Mortgage Backed Securities	5.43%	93,449,603
	(Cost $90,183,472)
	Corporate Obligations
	Basic Materials	0.46%
450,000	Dow Chemical Co. (The), 5.55%, 11/30/48		632,423
1,490,000	Dow Chemical Co. (The), 7.38%, 11/1/29		2,066,933
365,000	Dow Chemical Co. (The), 9.40%, 05/15/39		642,910
2,620,000	Dupont de Nemours, Inc., 4.49%, 11/15/25		2,980,457
195,000	Glencore Funding LLC, 1.63%, 09/1/25		197,292
150,000	Lyb International Finance III LLC, 2.25%, 10/1/30		149,947
1,060,000	Lyb International Finance III LLC, 3.38%, 10/1/40		1,098,450
200,000	Lyb International Finance III LLC, 4.20%, 05/1/50		230,298
	Total Basic Materials		7,998,710
	Communications	4.14%
1,755,000	Alibaba Group Holding Ltd., 3.60%, 11/28/24		1,909,593
1,440,000	America Movil SAB de CV, 4.38%, 04/22/49		1,774,280
975,000	AT&T, Inc., 2.75%, 06/1/31		1,014,174
774,000	AT&T, Inc., 3.50%, 09/15/53		778,265
2,029,000	AT&T, Inc., 3.55%, 09/15/55		2,039,673
1,541,000	AT&T, Inc., 3.65%, 09/15/59		1,564,130
1,900,000	AT&T, Inc., 4.35%, 06/15/45		2,181,357
796,000	AT&T, Inc., 4.50%, 03/9/48		939,432
790,000	AT&T, Inc., 8.75%, 11/15/31		1,202,124
1,450,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 06/1/33		1,483,727
1,175,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, 05/1/47		1,440,799
700,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.75%, 04/1/48		891,502
5,085,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45		7,007,211
375,000	Comcast Corp., 1.95%, 01/15/31		369,501
190,000	Comcast Corp., 2.80%, 01/15/51		183,195
765,000	Comcast Corp., 3.45%, 02/1/50		827,892
2,055,000	Comcast Corp., 4.40%, 08/15/35		2,477,409
3,435,000	Commscope, Inc., 6.00%, 03/1/26		3,626,329
750,000	COX Communications, Inc., 3.35%, 09/15/26		814,771
1,100,000	COX Communications, Inc., 3.85%, 02/1/25		1,197,281
1,475,000	Prosus NV, 3.68%, 01/21/30		1,576,694

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERMEDIATE DIVERSIFIED BOND FUND

June 30, 2021

Principal Amount		Percent of Net Assets	Fair Value
	Corporate Obligations (continued)
	Communications (continued)
850,000	Prosus NV, 4.85%, 07/6/27		$967,351
4,050,000	Prosus NV, 5.50%, 07/21/25		4,622,670
312,500	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.36%, 09/20/21		314,062
300,000	Telecom Italia Capital SA, 7.20%, 07/18/36		388,035
1,970,000	Telecom Italia Capital SA, 7.72%, 06/4/38		2,685,642
2,375,000	Telecom Italia Spa/Milano, 5.30%, 05/30/24		2,599,913
1,690,000	Tencent Holdings Ltd., 3.98%, 04/11/29		1,885,381
950,000	Time Warner Cable LLC, 4.00%, 09/1/21		950,000
1,300,000	Time Warner Cable LLC, 6.75%, 06/15/39		1,811,126
950,000	T-Mobile USA, Inc., 2.25%, 02/15/26		957,125
925,000	T-Mobile USA, Inc., 3.38%, 04/15/29*		954,594
925,000	T-Mobile USA, Inc., 3.50%, 04/15/31		956,996
3,075,000	T-Mobile USA, Inc., 3.88%, 04/15/30		3,433,361
425,000	T-Mobile USA, Inc., 4.38%, 04/15/40		496,659
775,000	T-Mobile USA, Inc., 4.50%, 04/15/50		922,818
440,000	Verizon Communications, Inc., 2.10%, 03/22/28		449,425
725,000	Verizon Communications, Inc., 2.65%, 11/20/40		698,363
775,000	Verizon Communications, Inc., 3.40%, 03/22/41		820,591
390,000	Verizon Communications, Inc., 3.55%, 03/22/51		417,001
1,300,000	Verizon Communications, Inc., 4.27%, 01/15/36		1,552,803
2,810,000	Verizon Communications, Inc., 4.40%, 11/1/34		3,351,860
1,140,000	Viacomcbs, Inc., 4.95%, 01/15/31		1,375,546
1,650,000	Vodafone Group PLC, 7.00%, 04/4/79		2,000,793
810,000	Walt Disney Co. (The), 6.65%, 11/15/37		1,220,699
	Total Communications		71,132,153
	Consumer, Cyclical	2.64%
3,840,000	Delta Air Lines, Inc. / Skymiles Ip Ltd., 4.75%, 10/20/28		4,271,644
1,250,000	Ford Motor Credit Co. LLC, 3.35%, 11/1/22		1,281,125
1,550,000	Ford Motor Credit Co. LLC, 3.81%, 10/12/21		1,561,625
2,850,000	Ford Motor Credit Co. LLC, 4.06%, 11/1/24		3,031,403
675,000	Ford Motor Credit Co. LLC, 4.13%, 08/4/25		721,399
1,050,000	Ford Motor Credit Co. LLC, 4.38%, 08/6/23		1,108,800
600,000	Ford Motor Credit Co. LLC, 5.13%, 06/16/25*		660,750
1,050,000	Ford Motor Credit Co. LLC, 5.60%, 01/7/22		1,071,546
850,000	Ford Motor Credit Co. LLC, 5.88%, 08/2/21		854,335
5,805,000	General Motors Financial Co., Inc., 1.23%, 11/17/23		5,899,447
730,000	General Motors Financial Co., Inc., 3.25%, 01/5/23		757,474
3,505,000	General Motors Financial Co., Inc., 5.10%, 01/17/24		3,858,907
2,665,000	Hyundai Capital America, 3.00%, 06/20/22		2,725,832
1,000,000	Macy's Retail Holdings LLC, 6.70%, 07/15/34		1,080,000
7,695,000	Marriott International, Inc., Series GG, 3.50%, 10/15/32		8,184,569

Principal Amount		Percent of Net Assets	Fair Value
	Corporate Obligations (continued)
	Consumer, Cyclical (continued)
3,215,000	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27		$3,539,715
1,165,000	Nordstrom, Inc., 6.95%, 03/15/28*		1,381,193
1,710,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21		1,720,544
1,554,000	Walgreens Boots Alliance, Inc., 4.10%, 04/15/50		1,701,859
	Total Consumer, Cyclical		45,412,167
	Consumer, Non-cyclical	1.71%
2,893,000	Abbott Laboratories, 3.40%, 11/30/23		3,088,615
1,375,000	Aetna, Inc., 2.80%, 06/15/23		1,430,903
575,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/1/46		725,664
425,000	Anheuser-Busch InBev Worldwide, Inc., 4.35%, 06/1/40		506,288
1,285,000	Anheuser-Busch InBev Worldwide, Inc., 5.45%, 01/23/39		1,696,074
450,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/49		620,953
360,000	Anthem, Inc., 2.38%, 01/15/25		377,083
680,000	Anthem, Inc., 3.35%, 12/1/24		733,720
848,000	Cigna Corp., 3.75%, 07/15/23		902,951
425,000	Cigna Corp., 4.13%, 11/15/25		476,450
764,000	Cigna Corp., 7.88%, 05/15/27		1,025,356
875,000	Coca-Cola Co. (The), 1.65%, 06/1/30		860,675
475,000	Coca-Cola Co. (The), 3.45%, 03/25/30		535,435
1,635,000	CVS Health Corp., 3.50%, 07/20/22		1,680,615
300,000	CVS Health Corp., 3.75%, 04/1/30		336,055
225,000	CVS Health Corp., 4.13%, 04/1/40		261,235
990,000	CVS Health Corp., 4.30%, 03/25/28		1,138,299
525,000	CVS Health Corp., 4.78%, 03/25/38		644,896
2,990,000	CVS Health Corp., 5.05%, 03/25/48		3,884,832
1,085,000	Elanco Animal Health, Inc., 5.90%, 08/28/28		1,269,743
335,000	Keurig Dr Pepper, Inc., 4.42%, 05/25/25		375,945
960,000	Mars, Inc., 2.38%, 07/16/40		924,972
1,610,000	Paypal Holdings, Inc., 3.25%, 06/1/50		1,752,764
650,000	Relx Capital, Inc., 4.00%, 03/18/29		738,942
975,000	Royalty Pharma PLC, 1.75%, 09/2/27		960,118
1,190,000	SYSCO Corp., 3.55%, 03/15/25		1,294,187
1,000,000	Zoetis, Inc., 4.50%, 11/13/25		1,133,623
	Total Consumer, Non-cyclical		29,376,393
	Energy	6.94%
5,240,000	Apache Corp., 4.25%, 01/15/44		5,120,109
4,685,000	Apache Corp., 4.75%, 04/15/43		4,784,416
1,215,000	BG Energy Capital PLC, 4.00%, 10/15/21		1,227,608
980,000	BP Capital Markets America, Inc., 3.06%, 06/17/41		990,349
1,285,000	Cameron Lng LLC, 3.70%, 01/15/39		1,430,732
450,000	Cheniere Energy, Inc., 4.63%, 10/15/28		474,750
386,000	ConocoPhillips Co., 4.15%, 11/15/34		450,259
2,490,000	Enable Midstream Partners LP, 4.40%, 03/15/27		2,746,452

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERMEDIATE DIVERSIFIED BOND FUND

June 30, 2021

Principal Amount		Percent of Net Assets	Fair Value
	Corporate Obligations (continued)
	Energy (continued)
1,655,000	Energy Transfer LP, 2.90%, 05/15/25		$1,741,641
810,000	Energy Transfer LP, 4.05%, 03/15/25		878,301
1,585,000	Exxon Mobil Corp., 2.61%, 10/15/30		1,672,397
1,100,000	Exxon Mobil Corp., 4.23%, 03/19/40		1,314,529
3,645,000	Hess Corp., 5.60%, 02/15/41		4,553,759
1,865,000	Kinder Morgan Energy Partners LP, 4.30%, 05/1/24		2,032,948
310,000	Kinder Morgan Energy Partners LP, 5.50%, 03/1/44		388,670
525,000	Kinder Morgan, Inc., 4.30%, 06/1/25		584,726
750,000	Kinder Morgan, Inc., 5.20%, 03/1/48		944,098
3,825,000	Kinder Morgan, Inc., 5.55%, 06/1/45		4,955,038
7,545,000	Marathon Oil Corp., 6.60%, 10/1/37		10,050,286
190,000	Marathon Petroleum Corp., 4.70%, 05/1/25		214,350
3,045,000	Midwest Connector Capital Co. LLC, 3.90%, 04/1/24		3,184,218
1,370,000	Mplx LP, 5.50%, 02/15/49		1,774,458
2,900,000	Occidental Petroleum Corp., 2.90%, 08/15/24		2,965,250
975,000	Occidental Petroleum Corp., 3.20%, 08/15/26		982,312
5,345,000	Occidental Petroleum Corp., 3.50%, 08/15/29		5,345,000
5,615,000	Occidental Petroleum Corp., 4.20%, 03/15/48		5,250,025
2,315,000	Occidental Petroleum Corp., 4.63%, 06/15/45*		2,257,125
2,364,000	Petrobras Global Finance BV, 5.09%, 01/15/30		2,580,330
1,200,000	Petrobras Global Finance BV, 6.75%, 06/3/50		1,401,000
725,000	Petrobras Global Finance BV, 7.25%, 03/17/44		887,472
506,000	Petroleos Mexicanos, 6.35%, 02/12/48		431,213
880,000	Petroleos Mexicanos, 6.38%, 01/23/45		756,800
1,400,000	Petroleos Mexicanos, 6.50%, 03/13/27		1,476,202
1,750,000	Petroleos Mexicanos, 6.63%, 06/15/35		1,691,375
1,932,000	Petroleos Mexicanos, 6.84%, 01/23/30		1,996,142
475,000	Petroleos Mexicanos, 6.88%, 08/4/26		519,128
141,000	Petroleos Mexicanos, 6.95%, 01/28/60		124,771
17,395,000	Petroleos Mexicanos, 7.69%, 01/23/50		16,742,688
2,777,709	Rio Oil Finance Trust Series 2014-1, 9.25%, 07/6/24		3,069,368
893,360	Rio Oil Finance Trust Series 2014-3, 9.75%, 01/6/27		1,053,057
912,000	Rio Oil Finance Trust Series 2018-1, 8.20%, 04/6/28		1,051,536
445,000	Saudi Arabian Oil Co., 3.25%, 11/24/50		431,650
1,010,000	Transcanada Pipelines Ltd., 4.63%, 03/1/34		1,199,613
1,150,000	Transcanada Trust, 5.50%, 09/15/79		1,253,500
475,000	Transcanada Trust, 5.63%, 05/20/75		514,188
1,375,000	Transcanada Trust, Series 16-A, 5.88%, 08/15/76		1,534,844
4,650,000	TransCanada Trust, 5.30%, 03/15/77		4,936,440
1,075,000	Ultrapar International SA, 5.25%, 10/6/26		1,182,500
1,875,000	Ultrapar International SA, 5.25%, 06/6/29		2,015,625
385,000	Valero Energy Corp., 2.70%, 04/15/23		399,103
2,725,000	Williams Cos., Inc. (The), 3.35%, 08/15/22		2,790,406

Principal Amount		Percent of Net Assets	Fair Value
	Corporate Obligations (continued)
	Energy (continued)
975,000	Williams Cos., Inc. (The), 3.50%, 11/15/30		$1,065,280
	Total Energy		119,418,037
	Financials	11.69%
185,000	Alexandria Real Estate Equities, Inc., 1.88%, 02/1/33		175,125
2,360,000	Alexandria Real Estate Equities, Inc., 3.80%, 04/15/26		2,631,611
210,000	American Homes 4 Rent LP, 2.38%, 07/15/31		206,877
925,000	American International Group, Inc., 3.40%, 06/30/30		1,015,401
720,000	American International Group, Inc., 3.90%, 04/1/26		803,799
1,370,000	Ares Capital Corp., 4.25%, 03/1/25		1,477,333
6,890,000	Athene Global Funding, 0.74%, 05/24/24		6,945,602
420,000	Aviation Capital Group LLC, 4.13%, 08/1/25		453,748
1,220,000	Avolon Holdings Funding Ltd., 4.38%, 05/1/26		1,326,866
2,740,000	Banco Santander SA, 3.85%, 04/12/23		2,896,183
1,145,000	Bank of America Corp., 2.68%, 06/19/41		1,112,291
2,413,000	Bank of America Corp., 3.00%, 12/20/23		2,500,495
1,330,000	Bank of America Corp., 3.09%, 10/1/25		1,416,923
620,000	Bank of America Corp., 3.86%, 07/23/24		661,002
695,000	Bank of America Corp., 4.00%, 01/22/25		762,904
605,000	Bank of America Corp., 4.20%, 08/26/24		663,325
1,050,000	Bank of America Corp., 4.25%, 10/22/26		1,186,147
4,020,000	Bank of America Corp., 4.27%, 07/23/29		4,621,992
1,120,000	Bank of America Corp., Series G, 4.45%, 03/3/26		1,269,277
1,400,000	Bank of America Corp., Series L, 4.18%, 11/25/27		1,569,292
6,910,000	Bank of Montreal, 0.73%, 03/10/23		6,978,271
8,255,000	Bank of Nova Scotia (The), 0.60%, 09/15/23		8,315,744
2,165,000	Barclays, 1.01%, 12/10/24		2,173,386
1,975,000	Barclays, 4.38%, 09/11/24		2,155,658
650,000	Barclays, 4.84%, 05/9/28		731,081
1,680,000	Belrose Funding Trust, 2.33%, 08/15/30		1,648,157
3,475,000	BGC Partners, Inc., 5.38%, 07/24/23		3,762,105
2,800,000	Blue Owl Finance LLC, 3.13%, 06/10/31		2,787,595
2,700,000	BNP Paribas SA, 4.25%, 10/15/24		2,989,683
2,175,000	BNP Paribas SA, 4.38%, 09/28/25		2,407,559
450,000	BNP Paribas SA, 4.38%, 05/12/26		500,998
1,625,000	BNP Paribas SA, 4.63%, 03/13/27		1,834,832
1,225,000	Boston Properties LP, 3.13%, 09/1/23		1,284,604
625,000	Boston Properties LP, 3.25%, 01/30/31		670,008
725,000	Boston Properties LP, 3.85%, 02/1/23		756,989
1,205,000	Brookfield Finance, Inc., 4.85%, 03/29/29		1,420,073
5,415,000	Canadian Imperial Bank of Commerce, 0.85%, 03/17/23		5,468,609
1,225,000	Cantor Fitzgerald LP, 4.88%, 05/1/24		1,342,215
778,000	Capital One Financial Corp., 3.50%, 06/15/23		822,962
475,000	Capital One Financial Corp., 3.75%, 04/24/24		513,198
1,000,000	Capital One Financial Corp., 4.20%, 10/29/25		1,117,160
1,350,000	Citigroup, Inc., 2.67%, 01/29/31		1,394,684
255,000	Citigroup, Inc., 3.40%, 05/1/26		278,468

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERMEDIATE DIVERSIFIED BOND FUND

June 30, 2021

Principal Amount		Percent of Net Assets	Fair Value
	Corporate Obligations (continued)
	Financials (continued)
3,195,000	Citigroup, Inc., 4.08%, 04/23/29		$3,626,544
875,000	Citigroup, Inc., 4.41%, 03/31/31		1,023,142
2,480,000	Citigroup, Inc., 4.50%, 01/14/22		2,536,441
440,000	Citigroup, Inc., 4.65%, 07/23/48		576,644
450,000	Citigroup, Inc., 6.63%, 06/15/32		612,568
640,000	Citigroup, Inc., 8.13%, 07/15/39		1,106,454
900,000	Corporate Office Properties LP, 2.75%, 04/15/31		906,460
900,000	Credit Suisse Group AG, 4.21%, 06/12/24		958,446
520,000	Crown Castle International Corp., 3.20%, 09/1/24		555,390
770,000	Fairfax Financial Holdings Ltd., 4.85%, 04/17/28		886,432
730,000	Fs KKR Capital Corp., 4.63%, 07/15/24		787,568
845,000	Goldman Sachs Group, Inc. (The), 3.27%, 09/29/25		904,073
1,455,000	Goldman Sachs Group, Inc. (The), 4.00%, 03/3/24		1,580,421
2,375,000	Goldman Sachs Group, Inc. (The), 4.02%, 10/31/38		2,787,214
1,675,000	Goldman Sachs Group, Inc. (The), 5.75%, 01/24/22		1,726,876
3,050,000	Golub Capital Bdc, Inc., 2.50%, 08/24/26		3,072,838
1,450,000	HSBC Holdings PLC, 0.98%, 05/24/25		1,448,892
1,200,000	HSBC Holdings PLC, 2.36%, 08/18/31		1,202,146
825,000	HSBC Holdings PLC, 2.85%, 06/4/31		857,105
1,350,000	HSBC Holdings PLC, 3.95%, 05/18/24		1,433,928
410,000	HSBC Holdings PLC, 4.00%, 03/30/22		420,989
2,500,000	HSBC Holdings PLC, 4.30%, 03/8/26		2,822,727
420,000	HSBC Holdings PLC, 4.38%, 11/23/26		474,263
1,250,000	HSBC Holdings PLC, 4.95%, 03/31/30		1,504,165
685,000	HSBC Holdings PLC, 6.50%, 05/2/36		946,435
2,375,000	HSBC Holdings PLC, 6.50%, 09/15/37		3,306,077
1,485,000	Intercontinental Exchange, Inc., 2.65%, 09/15/40		1,422,838
925,000	JPMorgan Chase & Co., 2.52%, 04/22/31		952,499
1,895,000	JPMorgan Chase & Co., 2.96%, 05/13/31		1,992,747
590,000	JPMorgan Chase & Co., 3.33%, 04/22/52		629,919
240,000	JPMorgan Chase & Co., 3.63%, 12/1/27		263,900
2,155,000	JPMorgan Chase & Co., 3.80%, 07/23/24		2,295,944
270,000	JPMorgan Chase & Co., 3.90%, 01/23/49		314,009
1,515,000	JPMorgan Chase & Co., 4.02%, 12/5/24		1,634,956
675,000	JPMorgan Chase & Co., 4.03%, 07/24/48		800,326
500,000	JPMorgan Chase & Co., 4.13%, 12/15/26		565,942
1,199,000	JPMorgan Chase & Co., 4.25%, 10/1/27		1,367,519
1,450,000	JPMorgan Chase & Co., 4.49%, 03/24/31		1,718,914
100,000	JPMorgan Chase & Co., 7.63%, 10/15/26		130,951
1,095,000	JPMorgan Chase & Co., 8.75%, 09/1/30		1,646,000
925,000	Kimco Realty Corp., 4.45%, 09/1/47		1,108,941
525,000	Lloyds Banking Group PLC, 4.50%, 11/4/24		580,977
1,953,000	Lloyds Banking Group PLC, 4.58%, 12/10/25		2,196,354
525,000	Lloyds Banking Group PLC, 4.65%, 03/24/26		594,631
710,000	Macquarie Group Ltd., 1.34%, 01/12/27		704,334

Principal Amount		Percent of Net Assets	Fair Value
	Corporate Obligations (continued)
	Financials (continued)
3,755,000	Metropolitan Life Global Funding I, 0.59%, 01/13/23		$3,777,156
1,125,000	Morgan Stanley, 2.63%, 11/17/21		1,135,138
115,000	Morgan Stanley, 3.13%, 07/27/26		124,656
810,000	Morgan Stanley, 3.22%, 04/22/42		859,466
1,890,000	Morgan Stanley, 3.95%, 04/23/27		2,113,147
1,485,000	Morgan Stanley, Series F, 3.88%, 04/29/24		1,615,316
1,685,000	Morgan Stanley, Series G, 3.13%, 01/23/23		1,756,646
395,000	Morgan Stanley, Series G, 4.43%, 01/23/30		463,143
385,000	National Securities Clearing Corp., 1.50%, 04/23/25		392,771
1,500,000	Natwest Group PLC, 1.64%, 06/14/27		1,500,801
1,640,000	Natwest Group PLC, 4.27%, 03/22/25		1,778,945
3,450,000	Natwest Group PLC, 6.00%, 12/19/23		3,869,670
1,010,000	Natwest Group PLC, 6.13%, 12/15/22		1,086,636
565,000	New York Life Insurance Co., 6.75%, 11/15/39		857,555
200,000	Oaktree Specialty Lending Corp., 2.70%, 01/15/27		200,180
8,470,000	Owl Rock Capital Corp., 2.63%, 01/15/27		8,495,935
1,000,000	Owl Rock Capital Corp., 3.40%, 07/15/26		1,042,686
1,995,000	Santander Holdings USA, Inc., 3.24%, 10/5/26		2,128,572
1,330,000	Spirit Realty LP, 3.40%, 01/15/30		1,418,967
2,315,000	Truist Bank, 2.64%, 09/17/29		2,424,013
1,600,000	Unicredit SpA, 5.46%, 06/30/35		1,746,224
2,275,000	Unicredit SpA, 7.30%, 04/2/34		2,735,278
615,000	Unum Group, 6.75%, 12/15/28		785,473
855,000	Wells Fargo & Co., 2.16%, 02/11/26		887,713
565,000	Wells Fargo & Co., 2.19%, 04/30/26		587,026
575,000	Wells Fargo & Co., 3.07%, 04/30/41		588,544
3,195,000	Wells Fargo & Co., 3.58%, 05/22/28		3,521,708
500,000	Wells Fargo & Co., 4.10%, 06/3/26		561,779
3,520,000	Wells Fargo & Co., 5.01%, 04/4/51		4,823,274
1,950,000	Wells Fargo & Co., Series G, 4.30%, 07/22/27		2,224,546
1,465,000	Wells Fargo Bank NA, 3.63%, 10/22/21		1,476,033
	Total Financials		201,015,168
	Industrials	1.41%
1,585,000	Arrow Electronics, Inc., 3.25%, 09/8/24		1,687,053
1,677,000	Arrow Electronics, Inc., 3.88%, 01/12/28		1,879,181
15,983	Bnsf Railway Co. 2007-1 Pass-Through Trust, 6.00%, 04/1/24		17,543
108,316	Burlington Northern And Santa Fe Railway Co. 2001-1 Pass-Through Trust, 6.73%, 07/15/22		110,552
324	Burlington Northern And Santa Fe Railway Co. 2002-1 Pass-Through Trust, 5.94%, 01/15/22		330
29,264	Burlington Northern and Santa Fe Railway Co. 2006-1 Pass-Through Trust, Series 06-1, 5.72%, 01/15/24		31,139
1,750,000	Burlington Northern Santa Fe LLC, 3.75%, 04/1/24		1,890,751
5,180,000	Caterpillar Financial Services Corp., 0.18%, 11/17/22		5,180,728
1,950,000	Cemex SAB de CV, 5.20%, 09/17/30		2,144,220

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERMEDIATE DIVERSIFIED BOND FUND

June 30, 2021

Principal Amount		Percent of Net Assets	Fair Value
	Corporate Obligations (continued)
	Industrials (continued)
1,700,000	Cemex SAB de CV, 7.38%, 06/5/27		$1,914,540
1,175,000	CRH America, Inc., 3.88%, 05/18/25		1,288,094
35,787	CSX Transportation, Inc., 6.25%, 01/15/23		38,509
12,886	Federal Express Corp. 1998 Pass-Through Trust, Series 981A, 6.72%, 01/15/22		12,901
145,370	Federal Express Corp. 1999 Pass-Through Trust, Series 991A, 7.65%, 01/15/23		153,708
1,200,000	FedEx Corp., 5.25%, 05/15/50		1,629,210
1,680,000	Ingersoll-Rand Luxembourg Finance SA, 3.80%, 03/21/29		1,897,884
845,000	SMBC Aviation Capital Finance Dac, 3.55%, 04/15/24		897,466
1,975,000	Union Pacific Corp., 2.95%, 01/15/23		2,043,674
790,000	Union Pacific Corp., 3.20%, 05/20/41		837,040
375,000	Union Pacific Corp., 4.16%, 07/15/22		386,374
70,086	Union Pacific Railroad Co. 2002 Pass-Through Trust, Series 02-1, 6.06%, 01/17/23		74,583
5,347	Union Pacific Railroad Co. 2003 Pass-Through Trust, Series 03-1, 4.70%, 01/2/24		5,663
28,336	Union Pacific Railroad Co. 2007-3 Pass-Through Trust, Series 07-3, 6.18%, 01/2/31		34,294
52,052	Union Pacific Railroad Co. Pass-Through Trust, Series 05-1, 5.08%, 01/2/29		58,331
	Total Industrials		24,213,768
	Technology	1.58%
1,380,000	Apple, Inc., 2.40%, 08/20/50*		1,294,076
580,000	Apple, Inc., 2.65%, 02/8/51		567,294
1,310,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.88%, 01/15/27		1,447,307
370,000	Broadcom, Inc., 3.15%, 11/15/25		396,957
446,000	Broadcom, Inc., 4.11%, 09/15/28		502,137
370,000	Broadcom, Inc., 4.15%, 11/15/30		415,355
7,345,000	Dell International LLC / EMC Corp., 6.02%, 06/15/26		8,821,414
375,000	Dell International LLC / EMC Corp., 6.10%, 07/15/27		459,664
1,245,000	Dell International LLC / EMC Corp., 8.35%, 07/15/46		2,036,658
1,440,000	Hewlett Packard Enterprise Co., 1.45%, 04/1/24		1,463,973
680,000	International Business Machines Corp., 2.95%, 05/15/50		684,931
180,000	LAM Research Corp., 1.90%, 06/15/30		180,982
1,450,000	Microchip Technology, Inc., 0.98%, 09/1/24		1,443,090
1,490,000	Nxp BV / Nxp Funding LLC, 4.88%, 03/1/24		1,640,302
210,000	Nxp BV / Nxp Funding LLC / Nxp USA, Inc., 3.88%, 06/18/26		232,675
200,000	Oracle Corp., 2.88%, 03/25/31		208,354
1,100,000	Oracle Corp., 2.95%, 04/1/30		1,159,937
420,000	Oracle Corp., 3.60%, 04/1/40		443,389

Principal Amount		Percent of Net Assets	Fair Value
	Corporate Obligations (continued)
	Technology (continued)
2,005,000	Oracle Corp., 3.90%, 05/15/35		$2,236,564
1,420,000	Vmware, Inc., 4.65%, 05/15/27		1,630,496
	Total Technology		27,265,555
	Utilities	1.48%
1,550,000	Alabama Power Co., Series B, 3.70%, 12/1/47		1,751,732
54,000	Berkshire Hathaway Energy Co., 6.13%, 04/1/36		76,037
940,000	CenterPoint Energy Houston Electric LLC, Series AF, 3.35%, 04/1/51		1,030,966
1,135,000	CenterPoint Energy Resources Corp., 1.75%, 10/1/30		1,087,696
485,000	Commonwealth Edison Co., 4.00%, 03/1/48		582,195
2,010,000	Consolidated Edison Co. of New York, Inc., 4.45%, 03/15/44		2,418,670
2,100,000	Dominion Energy, Inc., 5.75%, 10/1/54		2,293,671
655,000	Duke Energy Florida LLC, 3.20%, 01/15/27		715,607
385,000	Duke Energy Florida LLC, 3.85%, 11/15/42		443,193
450,000	ENEL Finance International NV, 4.25%, 09/14/23		484,700
1,050,000	ENEL Finance International NV, 6.00%, 10/7/39		1,469,672
1,725,000	ENEL Finance International NV, 6.80%, 09/15/37		2,518,339
1,120,000	Exelon Corp., 3.95%, 06/15/25		1,232,818
570,000	Georgia Power Co., Series A, 2.20%, 09/15/24		593,205
320,000	Midamerican Energy Co., 5.80%, 10/15/36		442,394
765,000	Pacific Gas And Electric Co., 4.95%, 07/1/50		786,157
690,000	Pacificorp, 6.35%, 07/15/38		1,001,239
845,000	PECO Energy Co., 3.00%, 09/15/49		884,310
825,000	PECO Energy Co., 4.15%, 10/1/44		998,952
555,000	Sempra Energy, 2.90%, 02/1/23		574,393
900,000	Southern Co. (The), Series 21-A, 3.75%, 09/15/51*		907,020
2,225,000	Southern Co. (The), Series B, 4.00%, 01/15/51		2,352,938
580,000	Virginia Electric & Power Co., Series D, 4.65%, 08/15/43		736,206
	Total Utilities		25,382,110
	Total Corporate Obligations	32.05%	551,214,061
	(Cost $506,491,431)
	Municipals
150,000	Los Angeles Unified School District, 6.76%, 07/1/34		$215,316
1,350,000	New Jersey Turnpike Authority, 7.10%, 01/1/41		2,160,043
350,000	New Jersey Turnpike Authority, 7.41%, 01/1/40		574,683
25,000	State of California, 5.70%, 11/1/21		25,454
1,075,000	State of California, 7.30%, 10/1/39		1,720,439
1,150,000	State of California, 7.50%, 04/1/34		1,812,184
2,275,000	State of Illinois, 5.10%, 06/1/33		2,675,041
	Total Municipals	0.54%	9,183,160
	(Cost $7,087,098)
	U.S. Agency Obligations
975,365	Federal Home Loan Mortgage Corporation, 2.50%, 06/25/36		$995,451

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERMEDIATE DIVERSIFIED BOND FUND

June 30, 2021

Principal Amount		Percent of Net Assets	Fair Value
	U.S. Agency Obligations (continued)
25,168	Federal Home Loan Mortgage Corporation, 1.88%, 05/1/44		$26,189
69,007	Federal Home Loan Mortgage Corporation, 1.88%, 07/1/44		71,919
62,585	Federal Home Loan Mortgage Corporation, 1.92%, 04/1/43		65,562
2,243,713	Federal Home Loan Mortgage Corporation, 2.00%, 07/1/50		2,275,211
8,584,725	Federal Home Loan Mortgage Corporation, 2.00%, 07/1/50		8,712,877
2,287,406	Federal Home Loan Mortgage Corporation, 2.00%, 09/1/50		2,317,739
1,344,321	Federal Home Loan Mortgage Corporation, 2.00%, 09/1/50		1,362,147
1,470,525	Federal Home Loan Mortgage Corporation, 2.00%, 11/1/50		1,493,306
5,094,796	Federal Home Loan Mortgage Corporation, 2.00%, 12/1/50		5,176,757
1,440,299	Federal Home Loan Mortgage Corporation, 2.00%, 12/1/50		1,459,398
34,621	Federal Home Loan Mortgage Corporation, 2.03%, 01/1/44		36,111
107,055	Federal Home Loan Mortgage Corporation, 2.09%, 04/1/38		112,970
140,441	Federal Home Loan Mortgage Corporation, 2.25%, 11/1/39		148,726
3,761	Federal Home Loan Mortgage Corporation, 2.32%, 08/1/42		3,970
669,613	Federal Home Loan Mortgage Corporation, 2.36%, 08/1/44		698,492
64,680	Federal Home Loan Mortgage Corporation, 2.43%, 10/1/44		67,308
49,770	Federal Home Loan Mortgage Corporation, 2.45%, 01/1/42		52,676
2,341,723	Federal Home Loan Mortgage Corporation, 2.50%, 08/1/35		2,441,977
9,819,224	Federal Home Loan Mortgage Corporation, 2.50%, 07/1/50		10,236,431
11,448,025	Federal Home Loan Mortgage Corporation, 2.50%, 11/1/50		11,937,262
4,745,825	Federal Home Loan Mortgage Corporation, 2.50%, 02/1/51		4,967,231
1,489,582	Federal Home Loan Mortgage Corporation, 2.50%, 04/1/51		1,543,651
1,127,579	Federal Home Loan Mortgage Corporation, 2.56%, 11/1/44		1,173,207
28,449	Federal Home Loan Mortgage Corporation, 2.60%, 02/1/45		29,628
535,445	Federal Home Loan Mortgage Corporation, 2.73%, 01/1/45		557,863

Principal Amount		Percent of Net Assets	Fair Value
	U.S. Agency Obligations (continued)
623,802	Federal Home Loan Mortgage Corporation, 2.77%, 12/1/45		$653,429
20,391	Federal Home Loan Mortgage Corporation, 2.77%, 10/1/41		21,518
43,637	Federal Home Loan Mortgage Corporation, 2.85%, 12/1/44		45,504
196,224	Federal Home Loan Mortgage Corporation, 2.94%, 02/1/45		204,646
2,038,254	Federal Home Loan Mortgage Corporation, 3.00%, 02/1/50		2,148,626
1,106,240	Federal Home Loan Mortgage Corporation, 3.00%, 07/1/50		1,162,088
3,656,946	Federal Home Loan Mortgage Corporation, 3.00%, 07/1/50		3,820,754
0	Federal Home Loan Mortgage Corporation, 3.00%, 08/1/50		0
1,217,656	Federal Home Loan Mortgage Corporation, 3.00%, 05/1/51		1,273,164
1,845,083	Federal Home Loan Mortgage Corporation, 3.00%, 06/1/51		1,930,824
2,940,000	Federal Home Loan Mortgage Corporation, 3.00%, 07/1/51		3,081,434
997,952	Federal Home Loan Mortgage Corporation, 3.50%, 04/1/37		1,069,791
61,763	Federal Home Loan Mortgage Corporation, 4.00%, 10/1/31		67,322
100,207	Federal Home Loan Mortgage Corporation, 4.00%, 07/1/34		108,833
2,299,044	Federal Home Loan Mortgage Corporation, 4.00%, 05/1/46		2,484,385
0	Federal Home Loan Mortgage Corporation, 4.00%, 05/1/50		0
364,684	Federal Home Loan Mortgage Corporation, 4.00%, 06/1/50		389,882
11,897	Federal Home Loan Mortgage Corporation, 4.50%, 02/1/26		12,712
10,009	Federal Home Loan Mortgage Corporation, 4.50%, 06/1/26		10,503
30,744	Federal Home Loan Mortgage Corporation, 4.50%, 06/1/31		33,564
31,928	Federal Home Loan Mortgage Corporation, 4.50%, 12/1/33		34,853
15,790	Federal Home Loan Mortgage Corporation, 4.50%, 07/1/41		17,560
416,611	Federal Home Loan Mortgage Corporation, 4.50%, 09/1/41		460,039
16,205	Federal Home Loan Mortgage Corporation, 4.50%, 11/1/43		18,228
146,240	Federal Home Loan Mortgage Corporation, 4.50%, 12/1/43		160,767

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERMEDIATE DIVERSIFIED BOND FUND

June 30, 2021

Principal Amount		Percent of Net Assets	Fair Value
	U.S. Agency Obligations (continued)
139,422	Federal Home Loan Mortgage Corporation, 4.50%, 01/1/44		$154,954
15,290	Federal Home Loan Mortgage Corporation, 4.50%, 03/1/44		17,058
449,866	Federal Home Loan Mortgage Corporation, 4.50%, 07/1/44		499,273
1,344,139	Federal Home Loan Mortgage Corporation, 4.50%, 08/1/44		1,493,333
1,577,027	Federal Home Loan Mortgage Corporation, 4.50%, 02/1/45		1,740,186
543,908	Federal Home Loan Mortgage Corporation, 4.50%, 11/1/45		599,253
657,116	Federal Home Loan Mortgage Corporation, 4.50%, 03/1/47		715,247
842,459	Federal Home Loan Mortgage Corporation, 4.50%, 03/1/47		938,604
3,190,170	Federal Home Loan Mortgage Corporation, 4.50%, 07/1/47		3,463,899
1,128,656	Federal Home Loan Mortgage Corporation, 4.50%, 09/1/48		1,220,168
9,920	Federal Home Loan Mortgage Corporation, 5.00%, 04/1/34		11,046
93,877	Federal Home Loan Mortgage Corporation, 5.50%, 01/1/35		107,455
1,075	Federal Home Loan Mortgage Corporation, 5.50%, 06/1/37		1,208
35,107	Federal Home Loan Mortgage Corporation, 6.00%, 01/1/24		36,567
15,913	Federal Home Loan Mortgage Corporation, 6.00%, 12/1/33		18,900
8,016	Federal Home Loan Mortgage Corporation, 6.00%, 11/1/36		9,361
3,394	Federal Home Loan Mortgage Corporation, 6.00%, 06/1/38		3,501
12,358	Federal Home Loan Mortgage Corporation, 6.00%, 09/1/38		14,508
23,704	Federal Home Loan Mortgage Corporation, 6.00%, 02/1/39		27,542
56,561	Federal Home Loan Mortgage Corporation, 6.00%, 05/1/39		66,832
3,033	Federal Home Loan Mortgage Corporation, 6.50%, 12/1/31		3,464
76,707	Federal Home Loan Mortgage Corporation, 6.50%, 12/1/32		89,369
4,202	Federal Home Loan Mortgage Corporation, 6.50%, 08/1/37		4,760
1,776	Federal Home Loan Mortgage Corporation, 6.50%, 09/1/37		1,993
1,643	Federal Home Loan Mortgage Corporation, 6.50%, 09/1/37		1,869

Principal Amount		Percent of Net Assets	Fair Value
	U.S. Agency Obligations (continued)
28,726	Federal Home Loan Mortgage Corporation, 6.50%, 09/1/37		$33,863
1,482	Federal Home Loan Mortgage Corporation, 6.50%, 01/1/38		1,716
72,592	Federal Home Loan Mortgage Corporation, 7.00%, 06/1/32		85,479
3,759	Federal Home Loan Mortgage Corporation, 7.00%, 07/1/32		4,460
8,708	Federal Home Loan Mortgage Corporation, 7.00%, 10/1/32		10,170
299,361	Federal Home Loan Mortgage Corporation, 7.00%, 11/1/32		346,325
238,501	Federal Home Loan Mortgage Corporation, Class 1A, Series 2002-48, 4.70%, 07/25/33		263,563
80,180	Federal Home Loan Mortgage Corporation, Class 1A, Series 2002-51, 6.50%, 09/25/43		98,910
25,820	Federal Home Loan Mortgage Corporation, Class 1A2, Series 2003-57, 7.00%, 07/25/43		31,324
28,036	Federal Home Loan Mortgage Corporation, Class 2A, Series 2002-41, 5.06%, 07/25/32		30,573
4,621	Federal Home Loan Mortgage Corporation, Class 2A, Series 2002-51, 7.50%, 08/25/42		5,971
402,609	Federal Home Loan Mortgage Corporation, Class 3A, Series 2003-54, 7.00%, 02/25/43		483,898
179,250	Federal Home Loan Mortgage Corporation, Class BC, Series 2006-3143, 5.50%, 02/15/36		208,376
17,938	Federal Home Loan Mortgage Corporation, Class BD, Series 2001-2295, 6.00%, 03/15/31		20,368
186,987	Federal Home Loan Mortgage Corporation, Class EW, Series 2013-4283, 4.50%, 12/15/43		204,284
294,350	Federal Home Loan Mortgage Corporation, Class F1, Series 2013-299, 0.57%, 01/15/43		294,242
75,998	Federal Home Loan Mortgage Corporation, Class GT, Series 2006-3185, 6.00%, 07/15/26		83,517
3,520	Federal Home Loan Mortgage Corporation, Class GZ, Series 2007-3330, 5.50%, 06/15/37		3,948
22	Federal Home Loan Mortgage Corporation, Class LA, Series 2009-3609, 4.00%, 12/15/24		22
815,000	Federal Home Loan Mortgage Corporation, Class M2, Series 2021-DNA3, 2.12%, 10/25/33		832,447
334,892	Federal Home Loan Mortgage Corporation, Class MA, Series 2014-4319, 4.50%, 03/15/44		375,602
246,134	Federal Home Loan Mortgage Corporation, Class OH, Series 2005-2944, 5.50%, 03/15/35		285,693
64,251	Federal Home Loan Mortgage Corporation, Class PZ, Series 2003-2676, 5.50%, 09/15/33		73,341
64,368	Federal Home Loan Mortgage Corporation, Class VZ, Series 2005-2957, 5.00%, 02/15/35		72,982
75,093	Federal Home Loan Mortgage Corporation, Class ZC, Series 1998-2084, 6.50%, 08/15/28		84,549

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERMEDIATE DIVERSIFIED BOND FUND

June 30, 2021

Principal Amount		Percent of Net Assets	Fair Value
	U.S. Agency Obligations (continued)
3,274	Federal National Mortgage Association, 1.71%, 06/1/35		$3,296
401,666	Federal National Mortgage Association, 1.85%, 07/1/44		417,485
155,787	Federal National Mortgage Association, 1.86%, 04/1/44		162,016
103,188	Federal National Mortgage Association, 1.88%, 05/1/44		107,360
3,423	Federal National Mortgage Association, 1.93%, 02/1/44		3,442
17,357	Federal National Mortgage Association, 1.93%, 02/1/44		18,061
4,653	Federal National Mortgage Association, 1.94%, 08/1/43		4,867
92,745	Federal National Mortgage Association, 1.94%, 01/1/44		96,578
16,169	Federal National Mortgage Association, 1.94%, 02/1/44		16,827
1,481,298	Federal National Mortgage Association, 2.00%, 01/1/36		1,534,695
1,486,467	Federal National Mortgage Association, 2.00%, 03/1/36		1,541,303
1,486,053	Federal National Mortgage Association, 2.00%, 03/1/36		1,539,787
1,502,353	Federal National Mortgage Association, 2.00%, 03/1/36		1,554,255
5,667,782	Federal National Mortgage Association, 2.00%, 09/1/50		5,742,941
2,696,037	Federal National Mortgage Association, 2.00%, 11/1/50		2,736,798
5,581,583	Federal National Mortgage Association, 2.00%, 01/1/51		5,664,244
1,349,865	Federal National Mortgage Association, 2.00%, 02/1/51		1,365,921
1,514,795	Federal National Mortgage Association, 2.00%, 04/1/51		1,519,395
124,183	Federal National Mortgage Association, 2.11%, 04/1/44		130,651
1,118	Federal National Mortgage Association, 2.14%, 09/1/34		1,189
14,565	Federal National Mortgage Association, 2.26%, 12/1/39		14,717
6,701	Federal National Mortgage Association, 2.28%, 06/1/38		7,093
506,911	Federal National Mortgage Association, 2.50%, 03/1/33		521,674
969,172	Federal National Mortgage Association, 2.50%, 05/1/41		1,016,861
1,545,754	Federal National Mortgage Association, 2.50%, 05/1/46		1,603,540

Principal Amount		Percent of Net Assets	Fair Value
	U.S. Agency Obligations (continued)
4,365,196	Federal National Mortgage Association, 2.50%, 07/1/50		$4,542,092
13,041,302	Federal National Mortgage Association, 2.50%, 07/1/50		13,568,653
0	Federal National Mortgage Association, 2.50%, 07/1/50		0
1,210,601	Federal National Mortgage Association, 2.50%, 09/1/50		1,256,463
12,861,336	Federal National Mortgage Association, 2.50%, 10/1/50		13,407,790
1,319,285	Federal National Mortgage Association, 2.50%, 10/1/50		1,367,420
1,336,243	Federal National Mortgage Association, 2.50%, 11/1/50		1,384,255
787,953	Federal National Mortgage Association, 2.50%, 11/1/50		820,023
12,359,953	Federal National Mortgage Association, 2.50%, 11/1/50		12,915,232
942,208	Federal National Mortgage Association, 2.50%, 12/1/50		976,062
2,241,408	Federal National Mortgage Association, 2.50%, 01/1/51		2,321,941
9,414,324	Federal National Mortgage Association, 2.50%, 02/1/51		9,853,527
1,558,058	Federal National Mortgage Association, 2.50%, 04/1/51		1,618,396
1,634,139	Federal National Mortgage Association, 2.50%, 05/1/51		1,698,354
22,622,000	Federal National Mortgage Association, 2.50%, 09/15/51		23,321,868
3,450	Federal National Mortgage Association, 2.52%, 08/1/34		3,493
469,848	Federal National Mortgage Association, 2.71%, 12/1/44		488,912
225,425	Federal National Mortgage Association, 2.74%, 10/1/44		234,427
484,496	Federal National Mortgage Association, 2.76%, 05/1/45		504,838
47,950	Federal National Mortgage Association, 2.80%, 12/1/44		49,951
5,167	Federal National Mortgage Association, 2.88%, 09/1/44		5,376
651,171	Federal National Mortgage Association, 2.92%, 09/1/47		679,400
1,444,189	Federal National Mortgage Association, 3.00%, 07/1/50		1,523,387
2,321,726	Federal National Mortgage Association, 3.00%, 08/1/50		2,435,236
1,664,266	Federal National Mortgage Association, 3.00%, 09/1/50		1,737,658

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERMEDIATE DIVERSIFIED BOND FUND

June 30, 2021

Principal Amount		Percent of Net Assets	Fair Value
	U.S. Agency Obligations (continued)
1,363,405	Federal National Mortgage Association, 3.00%, 04/1/51		$1,427,519
2,754,803	Federal National Mortgage Association, 3.00%, 04/1/51		2,902,990
1,702,902	Federal National Mortgage Association, 3.00%, 06/1/51		1,784,045
2,765,000	Federal National Mortgage Association, 3.00%, 07/1/51		2,898,017
381,672	Federal National Mortgage Association, 3.09%, 10/1/47		398,464
0	Federal National Mortgage Association, 3.50%, 09/1/28		0
523,267	Federal National Mortgage Association, 3.50%, 12/1/29		564,101
1,523,743	Federal National Mortgage Association, 3.50%, 02/1/31		1,645,014
830,347	Federal National Mortgage Association, 3.50%, 04/1/37		881,869
8,366	Federal National Mortgage Association, 3.50%, 08/1/49		8,808
1,950,287	Federal National Mortgage Association, 3.50%, 05/1/50		2,081,109
3,137,412	Federal National Mortgage Association, 3.50%, 06/1/51		3,344,503
1,497,211	Federal National Mortgage Association, 3.75%, 11/1/48		1,568,458
257,593	Federal National Mortgage Association, 4.00%, 11/1/30		276,905
302,105	Federal National Mortgage Association, 4.00%, 12/1/30		324,755
246,280	Federal National Mortgage Association, 4.00%, 09/1/31		264,469
32,708	Federal National Mortgage Association, 4.00%, 10/1/32		35,136
981,993	Federal National Mortgage Association, 4.00%, 11/1/33		1,069,777
679,500	Federal National Mortgage Association, 4.00%, 03/1/34		740,444
1,656,572	Federal National Mortgage Association, 4.00%, 06/1/34		1,804,924
1,463,403	Federal National Mortgage Association, 4.00%, 10/1/34		1,571,955
2,931,485	Federal National Mortgage Association, 4.00%, 01/1/35		3,194,282
926,435	Federal National Mortgage Association, 4.00%, 01/1/37		1,009,315
5,184,181	Federal National Mortgage Association, 4.00%, 03/1/46		5,634,664
680,564	Federal National Mortgage Association, 4.00%, 04/1/48		737,395

Principal Amount		Percent of Net Assets	Fair Value
	U.S. Agency Obligations (continued)
1,762,497	Federal National Mortgage Association, 4.00%, 04/1/48		$1,888,920
48,974	Federal National Mortgage Association, 4.50%, 10/1/24		51,506
153,802	Federal National Mortgage Association, 4.50%, 08/1/26		162,019
50,478	Federal National Mortgage Association, 4.50%, 01/1/31		54,805
13,674	Federal National Mortgage Association, 4.50%, 01/1/31		14,838
13,407	Federal National Mortgage Association, 4.50%, 01/1/31		14,631
20,970	Federal National Mortgage Association, 4.50%, 06/1/31		22,886
25,399	Federal National Mortgage Association, 4.50%, 09/1/31		27,718
33,040	Federal National Mortgage Association, 4.50%, 06/1/36		36,624
2,704,967	Federal National Mortgage Association, 4.50%, 05/1/41		3,005,746
22,107	Federal National Mortgage Association, 4.50%, 08/1/41		24,392
21,442	Federal National Mortgage Association, 4.50%, 09/1/41		23,709
40,513	Federal National Mortgage Association, 4.50%, 11/1/41		45,175
35,855	Federal National Mortgage Association, 4.50%, 12/1/41		40,058
302,014	Federal National Mortgage Association, 4.50%, 07/1/42		335,562
1,228,133	Federal National Mortgage Association, 4.50%, 01/1/43		1,362,315
14,056	Federal National Mortgage Association, 4.50%, 09/1/43		15,669
40,428	Federal National Mortgage Association, 4.50%, 10/1/44		44,804
641,143	Federal National Mortgage Association, 4.50%, 02/1/45		714,710
1,293,428	Federal National Mortgage Association, 4.50%, 02/1/46		1,436,522
96,435	Federal National Mortgage Association, 4.50%, 02/1/46		106,803
618,111	Federal National Mortgage Association, 4.50%, 03/1/47		672,362
767,625	Federal National Mortgage Association, 4.50%, 06/1/48		829,609
1,482,637	Federal National Mortgage Association, 4.50%, 07/1/48		1,607,071
1,357,203	Federal National Mortgage Association, 4.50%, 08/1/48		1,468,250

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERMEDIATE DIVERSIFIED BOND FUND

June 30, 2021

Principal Amount		Percent of Net Assets	Fair Value
	U.S. Agency Obligations (continued)
1,169,692	Federal National Mortgage Association, 4.50%, 03/1/52		$1,267,173
890	Federal National Mortgage Association, 5.00%, 04/1/25		926
58,429	Federal National Mortgage Association, 5.00%, 09/1/25		60,873
67,825	Federal National Mortgage Association, 5.00%, 09/1/39		77,552
23,159	Federal National Mortgage Association, 5.00%, 08/1/40		26,576
511,328	Federal National Mortgage Association, 5.00%, 12/1/48		563,228
801,866	Federal National Mortgage Association, 5.00%, 03/1/49		882,544
150	Federal National Mortgage Association, 5.50%, 11/1/23		151
780	Federal National Mortgage Association, 5.50%, 01/1/24		787
231	Federal National Mortgage Association, 5.50%, 01/1/24		234
59	Federal National Mortgage Association, 5.50%, 01/1/24		59
2,374	Federal National Mortgage Association, 5.50%, 03/1/24		2,444
1,923	Federal National Mortgage Association, 5.50%, 05/1/24		1,997
11,366	Federal National Mortgage Association, 5.50%, 01/1/25		11,701
1,297	Federal National Mortgage Association, 5.50%, 01/1/25		1,347
12,693	Federal National Mortgage Association, 5.50%, 11/1/29		14,207
14,927	Federal National Mortgage Association, 5.50%, 06/1/33		17,224
9,568	Federal National Mortgage Association, 5.50%, 11/1/33		11,046
250,279	Federal National Mortgage Association, 5.50%, 04/1/35		286,760
75,870	Federal National Mortgage Association, 5.50%, 10/1/35		87,604
14,586	Federal National Mortgage Association, 5.50%, 09/1/36		16,839
24,334	Federal National Mortgage Association, 5.50%, 04/1/37		28,065
98,883	Federal National Mortgage Association, 5.50%, 04/1/37		114,052
3,244	Federal National Mortgage Association, 5.50%, 02/1/38		3,558
716	Federal National Mortgage Association, 6.00%, 08/1/21		715

Principal Amount		Percent of Net Assets	Fair Value
	U.S. Agency Obligations (continued)
62	Federal National Mortgage Association, 6.00%, 11/1/21		$62
1,318	Federal National Mortgage Association, 6.00%, 10/1/22		1,342
3,812	Federal National Mortgage Association, 6.00%, 06/1/23		3,922
6,535	Federal National Mortgage Association, 6.00%, 12/1/32		7,546
5,176	Federal National Mortgage Association, 6.00%, 11/1/33		6,093
4,948	Federal National Mortgage Association, 6.00%, 12/1/33		5,865
267,309	Federal National Mortgage Association, 6.00%, 03/1/34		313,085
17,336	Federal National Mortgage Association, 6.00%, 04/1/34		20,156
10,344	Federal National Mortgage Association, 6.00%, 04/1/35		11,935
14,967	Federal National Mortgage Association, 6.00%, 04/1/35		17,733
3,284	Federal National Mortgage Association, 6.00%, 07/1/35		3,805
18,408	Federal National Mortgage Association, 6.00%, 11/1/35		21,465
13,740	Federal National Mortgage Association, 6.00%, 03/1/36		16,139
266	Federal National Mortgage Association, 6.00%, 03/1/36		308
104,643	Federal National Mortgage Association, 6.00%, 09/1/36		124,074
15,205	Federal National Mortgage Association, 6.00%, 03/1/37		17,845
17,968	Federal National Mortgage Association, 6.00%, 08/1/37		21,012
49,542	Federal National Mortgage Association, 6.00%, 05/1/38		58,768
23,744	Federal National Mortgage Association, 6.50%, 08/1/32		26,937
6,948	Federal National Mortgage Association, 6.50%, 08/1/32		7,966
14,105	Federal National Mortgage Association, 6.50%, 12/1/32		16,486
3,820	Federal National Mortgage Association, 6.50%, 05/1/33		4,321
219,868	Federal National Mortgage Association, 6.50%, 03/1/35		259,191
1,666	Federal National Mortgage Association, 6.50%, 11/1/37		1,985
1,550	Federal National Mortgage Association, 6.50%, 12/1/37		1,815

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERMEDIATE DIVERSIFIED BOND FUND

June 30, 2021

Principal Amount		Percent of Net Assets	Fair Value
	U.S. Agency Obligations (continued)
1,243	Federal National Mortgage Association, 6.50%, 02/1/38		$1,437
10,054	Federal National Mortgage Association, 6.50%, 03/1/38		11,469
21,264	Federal National Mortgage Association, 6.50%, 10/1/38		25,138
14,759	Federal National Mortgage Association, 6.50%, 08/1/39		17,594
62,526	Federal National Mortgage Association, 6.50%, 10/1/39		74,467
2,103	Federal National Mortgage Association, 6.50%, 01/1/49		2,514
61,189	Federal National Mortgage Association, 7.00%, 11/1/29		70,055
76,960	Federal National Mortgage Association, 7.00%, 08/1/32		88,978
80,020	Federal National Mortgage Association, 7.00%, 08/1/32		92,089
436	Federal National Mortgage Association, 7.00%, 12/1/37		520
2,001	Federal National Mortgage Association, Class 1A2, Series 2004-T1, 6.50%, 01/25/44		2,338
10,128	Federal National Mortgage Association, Class 1A3, Series 2003-W2, 7.50%, 07/25/42		12,194
7,907	Federal National Mortgage Association, Class 2A, Series 2002-W6, 7.50%, 06/25/42		9,033
7,907	Federal National Mortgage Association, Class 2A1, Series 2002-W6, 7.00%, 06/25/42		8,730
21,634	Federal National Mortgage Association, Class 2A2, Series 2004-W2, 7.00%, 02/25/44		25,407
83,128	Federal National Mortgage Association, Class 3A, Series 2003-W4, 5.42%, 10/25/42		96,041
8,911	Federal National Mortgage Association, Class 5A, Series 2004-W2, 7.50%, 03/25/44		10,380
108,175	Federal National Mortgage Association, Class A, Series 2001-W3, 7.00%, 09/25/41		119,036
21,105	Federal National Mortgage Association, Class A1, Series 2000-T6, 7.50%, 11/25/40		22,553
159,369	Federal National Mortgage Association, Class A1, Series 2001-T1, 7.50%, 10/25/40		182,990
123,868	Federal National Mortgage Association, Class A1, Series 2001-T10, 7.00%, 12/25/41		143,529
4,374	Federal National Mortgage Association, Class A1, Series 2001-T12, 6.50%, 08/25/41		4,996
11,140	Federal National Mortgage Association, Class A1, Series 2001-T3, 7.50%, 11/25/40		12,496
49,926	Federal National Mortgage Association, Class A1, Series 2001-T4, 7.50%, 07/25/41		59,745
2,128	Federal National Mortgage Association, Class A1, Series 2001-T7, 7.50%, 02/25/41		2,527

Principal Amount		Percent of Net Assets	Fair Value
	U.S. Agency Obligations (continued)
6,703	Federal National Mortgage Association, Class A1, Series 2001-T8, 7.50%, 07/25/41		$7,957
52,771	Federal National Mortgage Association, Class A1, Series 2002-33, 7.00%, 06/25/32		61,430
19,671	Federal National Mortgage Association, Class BA, Series 2001-79, 7.00%, 03/25/45		22,821
301,681	Federal National Mortgage Association, Class BA, Series 2010-136, 3.50%, 12/25/30		317,485
608,861	Federal National Mortgage Association, Class KF, Series 2014-1, 0.69%, 02/25/44		616,824
8,998	Federal National Mortgage Association, Class MP, Series 2009-11, 7.00%, 03/25/49		10,946
9,700	Federal National Mortgage Association, Class MT, Series 2007-21, 5.75%, 03/25/37		11,312
13,384	Federal National Mortgage Association, Class ZK, Series 2001-2, 6.50%, 02/25/31		15,081
1,501,819	Government National Mortgage Association, 2.00%, 03/20/51		1,531,555
4,065,554	Government National Mortgage Association, 2.50%, 03/20/51		4,212,407
971,792	Government National Mortgage Association, 2.50%, 05/20/51		1,005,309
908,921	Government National Mortgage Association, 4.00%, 11/20/50		961,435
2,241	Government National Mortgage Association, 6.50%, 05/15/29		2,549
1,139	Government National Mortgage Association, 7.00%, 12/15/29		1,328
296,193	Government National Mortgage Association, Class BM, Series 2012-98, 4.93%, 08/20/42		323,721
2,270,467	Government National Mortgage Association, Class CF, Series 2018-H05, 0.37%, 03/20/68		2,240,414
1,055,496	Government National Mortgage Association, Class FG, Series 2019-H09, 0.63%, 05/20/69		1,056,679
2,376,788	Government National Mortgage Association, Class FH, Series 2017-H22, 0.58%, 11/20/67		2,366,105
2,297,195	Government National Mortgage Association, Class FK, Series 2018-H04, 0.35%, 03/20/68		2,264,887
3,590,606	Government National Mortgage Association, Class FQ, Series 2017-H17, 0.72%, 09/20/67		3,580,598
2,414,303	Government National Mortgage Association, Class FQ, Series 2017-H24, 0.53%, 11/20/67		2,401,245
9,336,285	Government National Mortgage Association, Class FV, Series 2020-H01, 0.76%, 01/20/70		9,542,814
520,704	Government National Mortgage Association, Class ZG, Series 2002-49, 6.00%, 07/20/32		520,747
121	U.S. Small Business Administration, Class 1, Series 2001-20G, 6.63%, 07/1/21		121
3,553	U.S. Small Business Administration, Class 1, Series 2003-20B, 4.84%, 02/1/23		3,642

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERMEDIATE DIVERSIFIED BOND FUND

June 30, 2021

Principal Amount		Percent of Net Assets	Fair Value
	U.S. Agency Obligations (continued)
2,315	U.S. Small Business Administration, Class 1, Series 2003-20J, 4.92%, 10/1/23		$2,401
3,231	U.S. Small Business Administration, Class 1, Series 2003-20K, 4.98%, 11/1/23		3,364
3,525	U.S. Small Business Administration, Class 1, Series 2004-20K, 4.88%, 11/1/24		3,710
3,247	U.S. Small Business Administration, Class 1, Series 2004-20L, 4.87%, 12/1/24		3,396
1,805	U.S. Small Business Administration, Class 1, Series 2005-20A, 4.86%, 01/1/25		1,887
967	U.S. Small Business Administration, Class 1, Series 2005-20E, 4.84%, 05/1/25		1,018
5,957	U.S. Small Business Administration, Class 1, Series 2005-20G, 4.75%, 07/1/25		6,246
11,865	U.S. Small Business Administration, Class 1, Series 2005-20H, 5.11%, 08/1/25		12,562
3,016	U.S. Small Business Administration, Class 1, Series 2006-20B, 5.35%, 02/1/26		3,235
2,840	U.S. Small Business Administration, Class 1, Series 2006-20C, 5.57%, 03/1/26		3,032
1,431	U.S. Small Business Administration, Class 1, Series 2006-20F, 5.82%, 06/1/26		1,538
5,033	U.S. Small Business Administration, Class 1, Series 2006-20G, 6.07%, 07/1/26		5,480
2,870	U.S. Small Business Administration, Class 1, Series 2006-20H, 5.70%, 08/1/26		3,134
2,669	U.S. Small Business Administration, Class 1, Series 2007-20C, 5.23%, 03/1/27		2,845
3,568	U.S. Small Business Administration, Class 1, Series 2007-20E, 5.31%, 05/1/27		3,846
7,115	U.S. Small Business Administration, Class 1, Series 2007-20F, 5.71%, 06/1/27		7,641
187	U.S. Small Business Administration, Class 1, Series 20-I, 6.12%, 09/1/21		188
9,394	Vinnie Mae 1993-1, Class ZB, Series 1993-1, 7.25%, 02/15/23		9,785
6,628	Vinnie Mae 1995-1, Class 2, Series 1995-1, 7.79%, 02/15/25		7,119
2,978	Vinnie Mae 1995-2, Class 3A, Series 1995-2C, 8.79%, 06/15/25		3,354
888	Vinnie Mae 1998-2, Class 2A, Series 1998-2, 8.61%, 08/15/27		970
	Total U.S. Agency Obligations	17.75%	305,275,767
	(Cost $304,489,419)
	U.S. Government Obligations
605,000	U.S. Treasury Bond, 1.125%, 05/15/40		$522,805
3,550,000	U.S. Treasury Bond, 1.13%, 08/15/40		3,056,189
505,000	U.S. Treasury Bond, 1.25%, 05/15/50		412,621
2,895,000	U.S. Treasury Bond, 1.38%, 11/15/40		2,601,881
5,080,000	U.S. Treasury Bond, 1.38%, 08/15/50		4,285,456
4,240,000	U.S. Treasury Bond, 1.63%, 11/15/50		3,810,038

Principal Amount		Percent of Net Assets	Fair Value
	U.S. Government Obligations (continued)
50,000	U.S. Treasury Bond, 1.875%, 02/15/51*		$47,766
9,465,000	U.S. Treasury Bond, 1.88%, 02/15/41		9,275,700
4,745,000	U.S. Treasury Bond, 2%, 02/15/50		4,664,372
395,000	U.S. Treasury Bond, 2.375%, 11/15/49		420,845
31,355,000	U.S. Treasury Bond, 2.5%, 02/15/45*		33,947,911
1,775,000	U.S. Treasury Bond, 2.5%, 02/15/46		1,924,003
985,000	U.S. Treasury Bond, 3%, 02/15/49		1,179,845
88,170,000	U.S. Treasury Floating Rate Note, 0.1%, 01/31/23		88,200,968
38,700,000	U.S. Treasury Floating Rate Note, 0.11%, 07/31/22		38,721,509
35,350,000	U.S. Treasury Floating Rate Note, 0.11%, 10/31/22		35,369,428
62,810,000	U.S. Treasury Floating Rate Note, 0.16%, 04/30/22		62,868,138
3,260,000	U.S. Treasury Note, 0.125%, 11/30/22		3,257,835
1,005,000	U.S. Treasury Note, 0.125%, 01/15/24		998,915
15,200,000	U.S. Treasury Note, 0.13%, 03/31/23		15,175,656
750,000	U.S. Treasury Note, 0.25%, 03/15/24*		747,012
4,935,000	U.S. Treasury Note, 0.25%, 05/15/24		4,908,397
380,000	U.S. Treasury Note, 0.25%, 09/30/25		372,118
2,345,000	U.S. Treasury Note, 0.25%, 10/31/25		2,293,612
495,000	U.S. Treasury Note, 0.375%, 04/30/25*		489,837
625,000	U.S. Treasury Note, 0.375%, 11/30/25		613,989
16,720,000	U.S. Treasury Note, 0.38%, 12/31/25		16,409,766
5,430,000	U.S. Treasury Note, 0.5%, 04/30/27		5,269,645
1,100,000	U.S. Treasury Note, 0.5%, 05/31/27		1,065,539
9,175,000	U.S. Treasury Note, 0.5%, 08/31/27*		8,853,158
270,000	U.S. Treasury Note, 0.625%, 08/15/30*		251,743
8,280,000	U.S. Treasury Note, 0.63%, 11/30/27		8,020,280
13,220,000	U.S. Treasury Note, 0.63%, 12/31/27		12,789,317
6,515,000	U.S. Treasury Note, 0.63%, 05/15/30		6,094,833
4,865,000	U.S. Treasury Note, 0.75%, 03/31/26*		4,845,426
14,082,000	U.S. Treasury Note, 0.75%, 04/30/26		14,018,191
20,150,000	U.S. Treasury Note, 0.75%, 01/31/28		19,631,295
51,899,000	U.S. Treasury Note, 0.88%, 11/15/30*		49,393,252
830,000	U.S. Treasury Note, 1.13%, 02/28/25*		845,368
16,365,000	U.S. Treasury Note, 1.13%, 02/29/28*		16,327,923
24,165,000	U.S. Treasury Note, 1.13%, 02/15/31*		23,481,583
2,190,000	U.S. Treasury Note, 1.25%, 03/31/28		2,200,266
5,950,000	U.S. Treasury Note, 1.5%, 01/31/27*		6,119,900
7,395,000	U.S. Treasury Note, 1.63%, 10/31/26		7,662,780
11,735,000	U.S. Treasury Note, 1.63%, 05/15/31*		11,929,361
3,240,000	U.S. Treasury Note, 1.75%, 12/31/26*		3,378,966
35,185,000	U.S. Treasury Note, 2.63%, 02/15/29*		38,610,040
	Total U.S. Government Obligations	33.57%	577,365,478
	(Cost $572,649,557)
	Preferred Securities
	Financials	0.26%
156,815	Citigroup Capital Xiii		$4,375,139
	Total Financials		4,375,139
	Total Financials		$4,375,139

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERMEDIATE DIVERSIFIED BOND FUND

June 30, 2021

Principal Amount		Percent of Net Assets	Fair Value
	Preferred Securities (continued)
	Financials (continued)

	Total Preferred Securities	0.26%	4,375,139
	(Cost $4,091,303)
	Short-Term Investments
$97,849,403	Dreyfus Government Cash Management		$97,849,403
	Total Short-Term Investments	5.69%	97,849,403
	(Cost $97,849,403)
	Short-Term Investments-Repurchase Agreements
	Invested Cash Collateral for Securities Loaned
1,766,831	Bethesda D, 0.08%, 07/1/21		$1,766,678
8,919,900	Cantor D, 0.05%, 07/1/21		8,919,748
4,987,776	Citadel A, 0.09%, 07/1/21		4,987,623
3,670,504	Daiwa D, 0.05%, 07/1/21		3,670,351
1,403,105	IND D, 0.04%, 07/1/21		1,402,952
3,311,756	JVB D, 0.09%, 07/1/21		3,311,604
4,207,580	Mirae D, 0.06%, 07/1/21		4,207,427
2,726,563	Stonex D, 0.10%, 07/1/21		2,726,411
6,563,131	SWIB A Bi-lateral, 0.11%, 07/1/21		6,562,978
	Total Short-Term Investments-Repurchase Agreements	2.18%	37,555,772
	(Cost $37,555,772)
	Total Investments	104.27%	1,793,185,402
	(Cost $1,735,871,197)
	Liabilities, Less Other Assets	-4.27%	(73,425,246)
	Net Assets	100.00%	$1,719,760,156

*	All or a portion of this security is on loan.

The market value of all loaned securities, including securities not in the top 50 holdings, is $176,577,498.

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERMEDIATE DIVERSIFIED BOND FUND

June 30, 2021

$2,035,550 of cash pledged as margin for futures contracts. The Portfolio had the following open futures contracts at June 30, 2021:

OPEN FUTURES CONTRACTS:
Type	Number of Contracts	Notional Amount	Position	Expiration	Unrealized Gains (Losses) at June 30, 2021
U.S. Treasury 5 Year Notes	1,005	$124,402,235	Long	Sep 2021	$(355,398)
Ultra U.S. Treasury Bonds	161	29,975,687	Long	Sep 2021	1,047,000
					$691,602

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

OPPORTUNISTIC BOND FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities
	Consumer, Cyclical	0.00%
2,450	Arko Corp.		$22,515
	Total Consumer, Cyclical		22,515
	Diversified	8.31%
36,008	26 Capital Acquisition Corp.		368,002
42,000	Accelerate Acquisition Corp.		423,780
44,000	African Gold Acquisition Corp.		444,840
26,449	Allegro Merger Corp.		–
44,858	Americas Technology Acquisition Corp.		462,037
53,324	Anzu Special Acquisition Corp. I		533,240
23,805	Apollo Strategic Growth Capital		241,383
44,000	Arctos NorthStar Acquisition Corp.		440,000
44,500	Ares Acquisition Corp.		445,000
43,174	Atlas Crest Investment Corp. II		433,467
23,645	Austerlitz Acquisition Corp II		238,105
87,451	Authentic Equity Acquisition Corp.		884,130
4,580	B Riley Principal 150 Merger Corp.		46,350
7,000	B Riley Principal 250 Merger Corp.		69,790
6,870	Big Sky Growth Partners, Inc.		68,631
50,000	BOA Acquisition Corp.		495,500
53,250	Capstar Special Purpose Acquisition Corp.		544,748
50,000	Carney Technology Acquisition Corp. II		499,500
50,000	Cartesian Growth Corp.		499,000
57,143	CC Neuberger Principal Holdings II		581,984
45,630	CC Neuberger Principal Holdings III		455,844
78,100	CF Acquisition Corp. IV		784,124
43,750	CF Acquisition Corp. V		445,813
44,000	CF Acquisition Corp. VI		439,560
39,934	Chp Merger Corp.		421,304
152,067	Churchill Capital Corp. V		1,607,348
122,801	Churchill Capital Corp. VI		1,242,746
122,801	Churchill Capital Corp. VII		1,229,238
88,000	Clarim Acquisition Corp.		873,840
13,527	Climate Real Impact Solutions II Acquisition Corp.		136,893
39,966	Cohn Robbins Holdings Corp.		407,653
44,000	Colonnade Acquisition Corp. II		437,228
49,038	Constellation Acquisition Corp. I		490,380
2,329	Corner Growth Acquisition Corp.		23,523
44,750	D & Z Media Acquisition Corp.		445,263
3,276	Dd3 Acquisition Corp. II		34,791
10,000	Dila Capital Acquisition Corp.		100,700
43,270	ECP Environmental Growth Opportunities Corp.		437,027
100,350	Equity Distribution Acquisition Corp.		1,025,577
89,463	Far Peak Acquisition Corp.		930,415
6,871	Figure Acquisition Corp. I		71,115
23,048	FTAC Athena Acquisition Corp.		234,859
16,689	FTAC Hera Acquisition Corp.		167,641

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Diversified (continued)
44,000	Fusion Acquisition Corp. II		$439,560
44,000	Gaming & Hospitality Acquisition Corp.		439,120
42,229	Goal Acquisitions Corp.		434,536
88,000	Golden Falcon Acquisition Corp.		896,720
54,000	Gores Guggenheim, Inc.		540,540
44,001	Hamilton Lane Alliance Holdings I, Inc.		443,970
119,980	Haymaker Acquisition Corp. III		1,203,399
10,900	Hudson Executive Investment Corp. II		108,564
45,996	Hudson Executive Investment Corp. III		459,500
83,821	Jack Creek Investment Corp.		842,401
51,132	Jaws Mustang Acquisition Corp.		514,388
50,000	Kadem Sustainable Impact Corp.		500,000
53,171	Kernel Group Holdings Inc.		543,939
1,100	Landcadia Holdings IV, Inc.		10,945
36,058	Lazard Growth Acquisition Corp. I		360,580
26,662	Live Oak Mobility Acquisition Corp.		267,686
50,000	Mason Industrial Technology, Inc.		503,500
90,424	Mdh Acquisition Corp.		906,048
59,000	Motive Capital Corp.		592,360
5,454	New Vista Acquisition Corp.		54,704
54,000	Newbury Street Acquisition Corp.		540,000
50,000	North Atlantic Acquisition Corp.		502,500
61,306	North Mountain Merger Corp.		625,321
15,924	Northern Genesis Acquisition Corp. II		166,804
44,000	Peridot Acquisition Corp. II		439,560
50,000	Poema Global Holdings Corp.		505,000
43,270	Power & Digital Infrastructure Acquisition Corp.		437,460
94,026	Powered Brands		941,200
50,000	Priveterra Acquisition Corp.		498,500
50,000	Progress Acquisition Corp.		501,500
6,895	Property Solutions Acquisition Corp. II		68,881
44,000	Proptech Investment Corp. II		441,760
50,000	Queen's Gambit Growth Capital		498,500
64,999	Recharge Acquisition Corp.		662,990
28,846	RMG Acquisition Corp. III		288,460
44,000	Ross Acquisition Corp. II		438,680
47,026	ScION Tech Growth I		477,314
21,635	ScION Tech Growth II		217,432
41,008	Silverbox Engaged Merger Corp. I		410,080
21,635	Spartan Acquisition Corp. III		217,648
53,000	Sportstek Acquisition Corp.		530,530
19,988	Supernova Partners Acquisition Co. II Ltd.		199,480
43,466	Sustainable Development Acquisition I Corp.		442,484
50,215	Tailwind International Acquisition Corp.		502,150
24,873	Tailwind Two Acquisition Corp.		248,730
44,000	Tcw Special Purpose Acquisition Corp.		438,680

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

OPPORTUNISTIC BOND FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Diversified (continued)
55,342	Tekkorp Digital Acquisition Corp.		$567,256
7,000	Tio Tech A		70,000
23,721	Trebia Acquisition Corp.		247,671
27,000	Virgin Group Acquisition Corp. II		270,540
48,657	Yellowstone Acquisition Co.		507,006
	Total Diversified		43,128,946
	Financials	0.12%
13,000	Dime Community Bancshares Inc.		–
65,650	Multiplan Corp.		624,988
	Total Financials		624,988
	Technology	0.12%
47,692	Ouster, Inc.		595,673
	Total Technology		595,673
	Total Equities	8.55%	44,372,122
	(Cost $43,973,600)
	Asset Backed Securities
1,700,000	AB Issuer LLC, Class A2, Series 2021-1, 3.73%, 07/30/51		1,726,387
1,774,413	AmeriCredit Automobile Receivables Trust, Class A3, Series 2019-2, 2.28%, 01/18/24		1,786,981
1,120,328	Amur Equipment Finance Receivables VII LLC, Class A2, Series 2019-1A, 2.63%, 06/20/24		1,136,564
1,500,000	BlackRock Rainier CLO VI Ltd., Class A, Series 2021-6A, 1.89%, 04/20/33		1,499,616
800,437	Business Jet Securities LLC, Class A, Series 2020-1A, 2.98%, 11/15/35		815,079
1,433,479	Business Jet Securities LLC, Class A, Series 2021-1A, 2.16%, 04/15/36		1,445,050
1,500,000	Carvana Auto Receivables Trust, Class C, Series 2019-3A, 2.71%, 10/15/24		1,531,422
1,000,000	Carvana Auto Receivables Trust, Class C, Series 2021-N2, 1.07%, 03/10/28		1,002,466
1,830,000	CLI Funding VI LLC, Class A, Series 2020-1A, 2.08%, 09/18/45		1,844,658
2,200,000	Commonbond Student Loan Trust, Class B, Series 2021-AGS, 1.40%, 03/25/52		2,197,173
589,558	Corevest American Finance 2020-4 Trust, Class A, Series 2020-4, 1.17%, 12/15/52		583,584
895,931	Corevest American Finance Trust, Class A, Series 2020-3, 1.36%, 08/15/53		887,831
1,156,262	Edvestinu Private Education Loan Issue NO 1 LLC, Class A, Series 2019-A, 3.58%, 11/25/38		1,199,631
711,042	Edvestinu Private Education Loan Issue NO 3 LLC, Class A, Series 2021-A, 1.80%, 11/25/45		712,903

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Asset Backed Securities (continued)
997,793	Firstkey Homes Trust, Class A, Series 2020-SFR2, 1.27%, 10/19/37		$996,630
1,175,000	Flagship Credit Auto Trust, Class E, Series 2019-3, 3.84%, 12/15/26		1,222,315
2,260,000	GM Financial Automobile Leasing Trust, Class C, Series 2020-2, 2.56%, 07/22/24		2,331,919
808	Gmacm Home Equity Loan Trust, Class A3, Series 2003-HE1, 0.59%, 04/25/33		799
1,415,286	GTE Auto Receivables Trust, Class A3, Series 2019-1, 2.39%, 08/15/24		1,428,958
1,375,000	Hardee's Funding LLC, Class A2, Series 2021-1A, 2.87%, 06/20/51		1,379,683
1,500,000	Hertz Vehicle Financing LLC, Class B, Series 2021-1A, 1.56%, 12/26/25		1,499,292
43,732	Home Equity Loan Trust, Class AI3, Series 2006-HSA2, 5.55%, 03/25/36		14,814
1,228,619	ITE Rail Fund Levered LP, Class A, Series 2021-1A, 2.25%, 02/28/51		1,235,379
485,000	Jamestown CLO IX Ltd., Class DR, Series 2019-9A, 7.13%, 10/20/28		483,354
1,650,000	Jersey Mike's Funding, Class A2, Series 2019-1A, 4.43%, 02/15/50		1,767,529
981,785	Laurel Road Prime Student Loan Trust, Class A2FX, Series 2019-A, 2.73%, 10/25/48		1,000,119
1,750,000	Maranon Loan Funding Ltd., Class A1R, Series 2021-2RA, 1.78%, 07/15/33		1,749,562
1,150,000	Mariner Finance Issuance Trust, Class A, Series 2021-AA, 1.86%, 03/20/36		1,155,970
1,305,489	Massachusetts Educational Financing Authority, Class A, Series 2020-A, 2.30%, 02/25/40		1,332,179
1,502,125	ME Funding LLC, Class A2, Series 2019-1, 6.45%, 07/30/49		1,588,167
615,306	Navient Private Education Refi Loan Trust, Class A, Series 2019-GA, 2.40%, 10/15/68		627,872
1,858,126	Navient Private Education Refi Loan Trust, Class A2, Series 2019-FA, 2.60%, 08/15/68		1,893,797
2,000,000	Newday Funding Master Issuer PLC, Class A2, Series 2021-1A, 1.11%, 03/15/29		2,022,248
1,250,000	Ondeck Asset Securitization Trust III LLC, Class A, Series 2021-1A, 1.59%, 05/17/27		1,257,334
2,000,000	PFS Financing Corp., Class A, Series 2020-A, 1.27%, 06/15/25		2,029,164
1,799,125	Planet Fitness Master Issuer LLC, Class A2I, Series 2018-1A, 4.26%, 09/5/48		1,805,764
1,000,000	SCF Equipment Leasing LLC, Class C, Series 2020-1A, 2.60%, 08/21/28		1,008,732
997,500	Servicemaster Funding LLC, Class A2I, Series 2020-1, 2.84%, 01/30/51		1,031,774

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

OPPORTUNISTIC BOND FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Asset Backed Securities (continued)
1,773,000	Servpro Master Issuer LLC, Class A2, Series 2019-1A, 3.88%, 10/25/49		$1,866,366
375,610	Sofi Professional Loan Program LLC, Class A2, Series 2015-D, 2.72%, 10/27/36		379,829
1,162,078	Sofi Professional Loan Program LLC, Class A2FX, Series 2017-F, 2.84%, 01/25/41		1,188,371
1,250,000	Summit Issuer LLC, Class A2, Series 2020-1A, 2.29%, 12/20/50		1,246,902
700,000	TICP CLO XI Ltd., Class E, Series 2018-11A, 6.19%, 10/20/31		688,618
1,500,000	Trafigura Securitisation Finance PLC, Class A2, Series 2018-1A, 3.73%, 03/15/22		1,508,915
999,094	Tricon American Homes, Class A, Series 2020-SFR1, 1.50%, 07/17/38		998,423
2,000,000	TRP LLC, Class A, Series 2021-1, 2.07%, 06/19/51		1,990,267
2,750,000	Unify Auto Receivables Trust, Class C, Series 2021-1A, 1.44%, 04/15/27		2,784,969
2,500,000	USQ Rail II LLC, Class A, Series 2021-3, 2.21%, 06/28/51		2,517,778
2,500,000	World Financial Network Credit Card Master Trust, Class A, Series 2019-B, 2.49%, 04/15/26		2,553,625
	Total Asset Backed Securities	12.90%	66,956,762
	(Cost $66,348,748)
	Collateralized Mortgage Obligations
1,500,000	Bellemeade RE Ltd., Class M1B, Series 2021-2A, 1.51%, 06/25/31		1,499,885
519,580	Connecticut Avenue Securities Trust, Class 1M2, Series 2018-R07, 2.49%, 04/25/31		522,433
111,748	JPMorgan Tax-Emept Pass-Through Trust, Class A, Series 2012-4, 3.50%, 07/27/38		111,052
1,038,428	La Hipotecaria El Salvadorian Mortgage Trust, Class A, Series 2013-1A, 3.50%, 10/25/41		1,097,484
521,588	La Hipotecaria Panamanian Mortgage Trust, Class A1, Series 2014-1A, 3.51%, 11/24/42		551,908
772,066	Residential Mortgage Loan Trust, Class A1, Series 2019-3, 2.63%, 09/25/59		781,016
491,492	Sequoia Mortgage Trust, Class A6, Series 2014-4, 3.50%, 11/25/44		497,729
	Total Collateralized Mortgage Obligations	0.97%	5,061,507
	(Cost $4,953,258)
	Commercial Mortgage Backed Securities
435,000	Barclays, Class A5, Series 2012-C4, 2.85%, 12/10/45		445,679

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Commercial Mortgage Backed Securities (continued)
483,665	BX Commercial Mortgage Trust, Class A, Series 2018-IND, 0.82%, 11/15/35		$483,823
1,750,000	CFCRE Commercial Mortgage Trust, Class A3, Series 2016-C7, 3.84%, 12/10/54		1,942,511
19,371	CFCRE Commercial Mortgage Trust, Class A4, Series 2011-C2, 3.83%, 12/15/47		19,359
750,000	Citigroup Commercial Mortgage Trust, Class A4, Series 2014-GC25, 3.64%, 10/10/47		812,609
600,000	COMM Mortgage Trust, Class A2, Series 2020-CBM, 2.90%, 02/10/37		610,597
1,500,000	CSMC Trust, Class A, Series 2017-MOON, 3.20%, 07/10/34		1,531,216
1,455,000	CSMC Trust, Class AS, Series 2016-NXSR, 4.05%, 12/15/49		1,615,426
1,235,000	DBCG Mortgage Trust, Class A, Series 2017-BBG, 0.77%, 06/15/34		1,235,000
450,000	Extended Stay America Trust, Class B, Series 2021-ESH, 1.46%, 07/15/38		451,546
770,000	FREMF Mortgage Trust, Class C, Series 2017-K61, 3.81%, 12/25/49		815,940
1,750,000	GS Mortgage Securities Corp. II, Class A, Series 2012-BWTR, 2.95%, 11/5/34		1,785,323
1,789,673	GS Mortgage Securities Corp. II, Class A4, Series 2013-GC10, 2.68%, 02/10/46		1,832,879
2,465,000	GS Mortgage Securities Corp. II, Class B, Series 2013-GC10, 3.68%, 02/10/46		2,542,529
870,000	GS Mortgage Securities Trust, Class A3, Series 2013-GC12, 2.86%, 06/10/46		893,533
1,220,302	HPLY Trust, Class B, Series 2019-HIT, 1.42%, 11/15/36		1,220,302
2,089,000	JPMBB Commercial Mortgage Securities Trust, Class AS, Series 2014-C26, 3.80%, 01/15/48		2,247,830
1,030,384	JPMorgan Chase Commercial Mortgage Securities Trust, Class A3, Series 2012-C6, 3.51%, 05/15/45		1,048,603
3,900,000	JPMorgan Chase Commercial Mortgage Securities Trust, Class B, Series 2013-C10, 3.67%, 12/15/47		4,047,530
750,000	Life Mortgage Trust, Class C, Series 2021-BMR, 1.17%, 03/15/38		751,430
2,500,000	MHC Commercial Mortgage Trust, Class A, Series 2021-MHC, 0.87%, 04/15/38		2,501,566
1,700,000	Morgan Stanley Bank of America Merrill Lynch Trust, Class B, Series 2013-C9, 3.71%, 05/15/46		1,766,036
1,200,000	Morgan Stanley Capital I Trust, Class A, Series 2017, 0.77%, 11/15/34		1,200,378

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

OPPORTUNISTIC BOND FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Commercial Mortgage Backed Securities (continued)
640,000	Morgan Stanley Capital I Trust, Class B, Series 2017, 0.92%, 11/15/34		$640,202
2,372,000	One Market Plaza Trust, Class A, Series 2017-1MKT, 3.61%, 02/10/32		2,421,027
2,530,000	UBS Commercial Mortgage Trust, Class C, Series 2012-C1, 5.75%, 05/10/45		2,594,821
164,369	Wells Fargo Commercial Mortgage Trust, Class A1, Series 2017-C40, 2.11%, 10/15/50		165,111
1,500,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2016-LC24, 2.94%, 10/15/49		1,609,855
1,500,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2017-C40, 3.58%, 10/15/50		1,660,551
950,000	Wells Fargo Commercial Mortgage Trust, Class D, Series 2019-C49, 3.00%, 03/15/52		882,558
2,000,000	WFRBS Commercial Mortgage Trust, Class A4, Series 2013-C15, 4.15%, 08/15/46		2,123,403
1,998,286	WFRBS Commercial Mortgage Trust, Class AFL, Series 2012-C7, 1.28%, 06/15/45		1,995,741
1,000,000	WFRBS Commercial Mortgage Trust, Class B, Series 2013-C15, 4.65%, 08/15/46		998,566
2,093,258	WFRBS Commercial Mortgage Trust, Class B, Series 2014-C19, 4.72%, 03/15/47		2,226,152
	Total Commercial Mortgage Backed Securities	9.46%	49,119,632
	(Cost $48,423,154)
	Corporate Obligations
	Basic Materials	0.42%
600,000	Dow Chemical Co. (The), 7.38%, 03/1/23		664,602
1,500,000	International Flavors & Fragrances, Inc., 1.83%, 10/15/27		1,496,589
	Total Basic Materials		2,161,191
	Communications	2.50%
1,500,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 02/1/28		1,573,859
1,060,000	Commscope, Inc., 6.00%, 03/1/26		1,119,042
2,450,000	Crown Castle Towers LLC, 3.66%, 05/15/25		2,617,316
750,000	Lumen Technologies, Inc., 5.13%, 12/15/26*		779,063
1,500,000	Nexstar Broadcasting, Inc., 5.63%, 07/15/27		1,590,000
242,250	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.36%, 09/20/21		243,461
1,465,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 5.15%, 03/20/28		1,684,311
1,500,000	Time Warner Entertainment Co. LP, 8.38%, 03/15/23		1,694,828

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Corporate Obligations (continued)
	Communications (continued)
1,500,000	T-Mobile USA, Inc., 3.75%, 04/15/27		$1,657,500
	Total Communications		12,959,380
	Consumer, Cyclical	6.58%
2,111,176	American Airlines Pass-Through Trust, Class A, Series 2013-2, 4.95%, 01/15/23		2,142,093
1,140,000	Daimler Finance North America LLC, 3.30%, 05/19/25		1,231,103
1,500,000	Delta Air Lines, Inc. / Skymiles Ip Ltd., 4.50%, 10/20/25		1,612,429
1,685,000	Delta Air Lines, Inc. / Skymiles Ip Ltd., 4.75%, 10/20/28		1,874,407
881,230	Ethiopian Leasing 2012 LLC, 2.57%, 08/14/26		931,507
2,000,000	Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 04/1/26		1,982,500
1,550,000	Ford Motor Co., 9.00%, 04/22/25		1,910,948
1,765,000	General Motors Financial Co., Inc., 1.23%, 11/17/23		1,793,717
1,577,000	General Motors Financial Co., Inc., 4.30%, 07/13/25		1,743,815
1,080,000	General Motors Financial Co., Inc., 5.10%, 01/17/24		1,189,050
1,330,000	Hasbro, Inc., 3.50%, 09/15/27		1,447,758
1,500,000	Hilton Domestic Operating Co., Inc., 3.75%, 05/1/29		1,511,550
947,831	Jetblue Pass-Through Trust, Class B, Series 2020-1, 7.75%, 11/15/28		1,103,819
1,500,000	Lennar Corp., 5.25%, 06/1/26		1,740,885
2,370,000	Marriott International, Inc., Series GG, 3.50%, 10/15/32		2,520,783
1,500,000	Marriott International, Inc., Series R, 3.13%, 06/15/26		1,593,318
1,500,000	Mattel, Inc., 3.38%, 04/1/26		1,556,250
2,000,000	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27		2,202,000
1,500,000	Southwest Airlines Co., 5.25%, 05/4/25		1,712,030
477,000	Walgreens Boots Alliance, Inc., 4.10%, 04/15/50		522,385
1,800,000	Williams Scotsman International, Inc., 4.63%, 08/15/28		1,858,860
	Total Consumer, Cyclical		34,181,207
	Consumer, Non-cyclical	5.56%
1,600,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.88%, 02/15/28		1,724,264
2,000,000	Barry Callebaut Services NV, 5.50%, 06/15/23		2,172,370
1,750,000	Block Financial LLC, 2.50%, 07/15/28		1,758,667
1,500,000	Bunge Ltd. Finance Corp., 1.63%, 08/17/25		1,518,236
1,000,000	ConAgra Brands, Inc., 4.30%, 05/1/24		1,096,901

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

OPPORTUNISTIC BOND FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Corporate Obligations (continued)
	Consumer, Non-cyclical (continued)
1,917,290	CVS Pass-Through Trust, 6.04%, 12/10/28		$2,245,482
1,000,000	Darling Ingredients, Inc., 5.25%, 04/15/27		1,050,000
795,000	Elanco Animal Health, Inc., 5.90%, 08/28/28*		930,365
1,500,000	Global Payments, Inc., 2.65%, 02/15/25		1,580,961
1,250,000	Howard University, Series 2020, 2.42%, 10/1/24		1,283,191
1,500,000	IHS Markit Ltd., 5.00%, 11/1/22		1,571,210
1,388,000	Kraft Heinz Foods Co., 3.00%, 06/1/26		1,478,749
982,000	Lamb Weston Holdings, Inc., 4.88%, 11/1/26		1,015,143
1,750,000	Peacehealth Obligated Group, Series 2020, 1.38%, 11/15/25		1,767,500
1,000,000	Pilgrim's Pride Corp., 5.88%, 09/30/27		1,065,000
2,000,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 3.38%, 08/31/27		1,940,000
1,500,000	Royalty Pharma PLC, 1.75%, 09/2/27		1,477,104
500,000	United Rentals North America, Inc., 3.88%, 02/15/31		508,750
1,000,000	United Rentals North America, Inc., 4.88%, 01/15/28		1,061,310
1,500,000	US Foods, Inc., 6.25%, 04/15/25		1,591,875
	Total Consumer, Non-cyclical		28,837,078
	Energy	3.24%
1,610,000	Apache Corp., 4.25%, 01/15/44		1,573,163
1,435,000	Apache Corp., 4.75%, 04/15/43		1,465,451
140,000	Cheniere Energy, Inc., 4.63%, 10/15/28		147,700
1,165,000	Hess Corp., 5.60%, 02/15/41		1,455,454
2,315,000	Marathon Oil Corp., 6.60%, 10/1/37		3,083,686
1,645,000	Occidental Petroleum Corp., 3.50%, 08/15/29		1,645,000
1,725,000	Occidental Petroleum Corp., 4.20%, 03/15/48		1,612,875
710,000	Occidental Petroleum Corp., 4.63%, 06/15/45*		692,250
2,770,000	Petroleos Mexicanos, 6.84%, 01/23/30		2,861,964
1,085,000	Petroleos Mexicanos, 7.69%, 01/23/50		1,044,312
205,000	Saudi Arabian Oil Co., 3.25%, 11/24/50		198,850
1,000,000	Sunoco LP / Sunoco Finance Corp., 4.50%, 05/15/29		1,017,500
	Total Energy		16,798,205
	Financials	16.74%
312,448	Ahold Lease Pass-Through Trust, Series 2001-A-2, 8.62%, 01/2/25		343,605
2,125,000	American Tower Trust #1, 3.65%, 03/23/28		2,329,315
2,060,000	Athene Global Funding, 0.74%, 05/24/24		2,076,624
1,500,000	Athene Global Funding, 2.45%, 08/20/27		1,548,605
2,000,000	Banco Santander SA, 4.75%, 12/31/49		2,024,000
1,750,000	Bank of America Corp., 3.56%, 04/23/27		1,917,461
2,235,000	Bank of Montreal, 0.73%, 03/10/23		2,257,082
2,500,000	Bank of New Zealand, 2.00%, 02/21/25*		2,585,930
2,530,000	Bank of Nova Scotia (The), 0.60%, 09/15/23		2,548,617
2,000,000	Banque Federative DU Credit Mutuel SA, 3.75%, 07/20/23		2,130,895

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Corporate Obligations (continued)
	Financials (continued)
1,000,000	Barclays PLC, 7.88%, 12/15/65		$1,042,500
1,750,000	BGC Partners, Inc., 4.38%, 12/15/25		1,894,337
845,000	Blue Owl Finance LLC, 3.13%, 06/10/31		841,256
1,250,000	BNP Paribas SA, 4.63%, 02/25/31*		1,301,275
1,805,000	Canadian Imperial Bank of Commerce, 0.85%, 03/17/23		1,822,870
1,140,000	Cantor Fitzgerald LP, 4.88%, 05/1/24		1,249,082
1,050,000	Cantor Fitzgerald LP, 6.50%, 06/17/22		1,107,376
1,189,430	Ces Mu2 LLC, 2.17%, 12/16/26		1,235,228
1,000,000	Citigroup, Inc., 3.11%, 04/8/26		1,070,560
2,250,000	Citigroup, Inc., 4.05%, 07/30/22		2,337,583
1,500,000	Cooperatieve Rabobank Ua, 3.95%, 11/9/22		1,570,143
1,000,000	Credit Agricole SA, 1.91%, 06/16/26		1,020,228
1,712,127	Dy9 Leasing LLC, 2.37%, 03/19/27		1,788,774
1,000,000	Equitable Financial Life Global Funding, 1.40%, 07/7/25		1,008,783
1,500,000	Federation DES Caisses Desjardins DU Quebec, 2.05%, 02/10/25		1,549,909
1,705,000	Five Corners Funding Trust, 4.42%, 11/15/23		1,858,623
1,000,000	Fort Benning Family Communities LLC, 0.42%, 01/15/36		764,262
1,000,000	Ga Global Funding Trust, 1.00%, 04/8/24		1,002,304
1,000,000	Ga Global Funding Trust, 1.63%, 01/15/26		1,012,756
1,750,000	Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		1,957,830
890,794	Golondrina Leasing LLC, 1.82%, 05/3/25		913,320
960,000	Golub Capital Bdc, Inc., 2.50%, 08/24/26		967,188
1,750,000	HSBC Holdings PLC, 4.29%, 09/12/26		1,948,269
1,500,000	John Hancock Life Insurance Co., 7.38%, 02/15/24		1,745,385
2,000,000	JPMorgan Chase & Co., 3.88%, 09/10/24		2,180,584
1,250,000	Liberty Mutual Insurance Co., 7.88%, 10/15/26		1,602,784
1,235,000	Metropolitan Life Global Funding I, 0.59%, 01/13/23		1,242,287
1,250,000	Mitsubishi UFJ Financial Group, Inc., 2.19%, 02/25/25		1,301,554
1,750,000	Morgan Stanley, 5.00%, 11/24/25		2,018,335
1,500,000	National Securities Clearing Corp., 1.50%, 04/23/25		1,530,277
1,500,000	Natwest Group PLC, 6.00%, 12/19/23		1,682,465
2,580,000	Owl Rock Capital Corp., 2.63%, 01/15/27		2,587,900
1,000,000	Pacific Life Global Funding II, 1.20%, 06/24/25		1,002,733
1,009,793	Pershing Road Development Co. LLC, 0.53%, 09/1/26		970,627
1,425,000	Protective Life Global Funding, 1.17%, 07/15/25		1,426,614
1,000,000	Reliance Standard Life Global Funding II, 2.50%, 10/30/24		1,042,932
2,250,000	SBA Tower Trust, 2.84%, 01/15/25		2,361,026

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

OPPORTUNISTIC BOND FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Corporate Obligations (continued)
	Financials (continued)
1,500,000	Societe Generale SA, 5.00%, 01/17/24		$1,632,612
1,500,000	Standard Chartered PLC, 2.74%, 09/10/22		1,506,175
1,000,000	Standard Chartered PLC, 6.00%, 01/26/70*		1,096,300
1,725,000	Swiss RE Treasury US Corp., 2.88%, 12/6/22		1,776,058
697,451	Tagua Leasing LLC, 1.90%, 07/12/24		712,903
2,000,000	Truist Bank, 2.64%, 09/17/29		2,094,180
1,000,000	UBS Group AG, 1.01%, 07/30/24		1,007,080
408,333	Ulani Msn 35940 LLC, 2.23%, 05/16/25		422,061
1,400,000	Xlit Ltd., 4.45%, 03/31/25		1,571,245
1,302,002	Zarapito Leasing LLC, 2.70%, 08/20/26		1,368,778
	Total Financials		86,909,485
	Industrials	4.01%
1,500,000	Berry Global, Inc., 4.88%, 07/15/26		1,587,240
1,000,000	Carlisle Cos., Inc., 3.75%, 11/15/22		1,035,753
1,590,000	Caterpillar Financial Services Corp., 0.18%, 11/17/22		1,590,224
1,500,000	Clean Harbors, Inc., 5.13%, 07/15/29		1,631,250
1,435,000	CNH Industrial Capital LLC, 1.95%, 07/2/23		1,470,864
435,000	Kansas City Southern, 3.85%, 11/15/23		461,769
1,500,000	Lennox International, Inc., 3.00%, 11/15/23		1,571,879
1,500,000	Nvent Finance Sarl, 3.95%, 04/15/23		1,567,504
1,475,000	Sensata Technologies, Inc., 3.75%, 02/15/31		1,458,524
700,000	TTX Co., 3.60%, 01/15/25		764,543
462,686	Union Pacific Railroad Co. Pass-Through Trust, Series 05-1, 5.08%, 01/2/29		518,497
445,772	Union Pacific Railroad Co. Pass-Through Trust, Series 06-1, 5.87%, 07/2/30		519,116
1,167,000	Vessel Management Services, Inc., 5.13%, 04/16/35		1,392,627
1,215,000	Vulcan Materials Co., 4.50%, 04/1/25*		1,352,580
1,000,000	Weir Group PLC (The), 2.20%, 05/13/26		1,004,522
1,575,000	Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25		1,675,600
1,175,000	Westrock Rkt LLC, 4.00%, 03/1/23		1,231,836
	Total Industrials		20,834,328
	Technology	1.91%
2,110,000	Dell International LLC / EMC Corp., 6.02%, 06/15/26		2,534,130
1,500,000	Diebold Nixdorf, Inc., 9.38%, 07/15/25		1,663,125
1,500,000	Hewlett Packard Enterprise Co., 1.75%, 04/1/26*		1,517,347
1,000,000	Infor, Inc., 1.75%, 07/15/25		1,020,624
1,500,000	Qorvo, Inc., 4.38%, 10/15/29		1,634,580
1,400,000	Vmware, Inc., 4.50%, 05/15/25		1,562,629
	Total Technology		9,932,435
	Total Corporate Obligations	40.96%	212,613,309
	(Cost $206,115,779)

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Municipals
1,000,000	Antonio B Won Pat International Airport Authority, 3.13%, 10/1/24		$1,015,451
1,000,000	City of Cleveland Oh Airport System Revenue, 2.31%, 01/1/24		1,034,549
1,250,000	New Jersey Transportation Trust Fund Authority, 2.55%, 06/15/23		1,287,486
825,000	New York Transportation Development Corp., 1.61%, 12/1/22		836,245
1,275,000	School District of Philadelphia (The), 3.74%, 09/1/23		1,341,027
1,300,000	State Board of Administration Finance Corp., 1.26%, 07/1/25		1,312,491
1,250,000	Sumter Landing Community Development District, 3.28%, 10/1/26		1,364,334
500,000	Tarrant County Cultural Education Facilities Finance Corp., 1.36%, 09/1/24		505,142
	Total Municipals	1.68%	8,696,725
	(Cost $8,474,659)
	Sovereign
1,900,000	U.S. Department of Transportation, 6.00%, 12/7/21		$1,945,866
	Total Sovereign	0.37%	1,945,866
	(Cost $2,147,476)
	U.S. Agency Obligations
41,737	FDIC Guaranteed Notes Trust, Class 2A, Series 2010-S1, 3.25%, 04/25/38		$42,079
50,966	FDIC Guaranteed Notes Trust, Class 2A, Series 2010-S2, 2.57%, 07/29/47		51,095
1,482,516	Federal Home Loan Mortgage Corporation, 3.00%, 12/1/35		1,573,041
45,172	Federal Home Loan Mortgage Corporation, 4.50%, 04/1/25		47,322
4,139	Federal Home Loan Mortgage Corporation, 6.00%, 03/1/23		4,214
110,904	Federal Home Loan Mortgage Corporation, Class AB, Series 2014-4302, 1.75%, 11/15/29		112,191
171,275	Federal Home Loan Mortgage Corporation, Class CD, Series 2016-4578, 3.50%, 06/15/50		176,827
598,753	Federal Home Loan Mortgage Corporation, Class HG, Series 2019-4911, 2.25%, 04/15/49		613,511
5	Federal Home Loan Mortgage Corporation, Class LA, Series 2009-3609, 4.00%, 12/15/24		5
2,810,057	Federal National Mortgage Association, 2.79%, 06/1/23		2,900,933
75,506	Federal National Mortgage Association, 4.00%, 03/1/31		81,171
585,824	Federal National Mortgage Association, 4.00%, 02/1/45		640,263

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

OPPORTUNISTIC BOND FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	U.S. Agency Obligations (continued)
114,152	Federal National Mortgage Association, 4.50%, 05/1/31		$124,585
30	Federal National Mortgage Association, 5.00%, 02/1/23		31
160,143	Federal National Mortgage Association, Class BD, Series 2014-92, 2.50%, 02/25/44		163,348
382,368	Government National Mortgage Association, 2.14%, 08/15/23		387,364
233,146	Government National Mortgage Association, Class A, Series 2012-27, 1.61%, 07/16/39		235,302
868,379	Government National Mortgage Association, Class AB, Series 2017-51, 2.35%, 04/16/57		885,770
241,760	Government National Mortgage Association, Class AC, Series 2014-40, 2.40%, 11/16/41		243,699
297,137	Government National Mortgage Association, Class AM, Series 2014-17, 3.13%, 06/16/48		317,235
185,705	Government National Mortgage Association, Class EC, Series 2014-4, 2.00%, 03/16/26		189,995
636,957	Government National Mortgage Association, Class PA, Series 2015-59, 2.75%, 06/16/56		657,595
612,052	Government National Mortgage Association, Class WA, Series 2017-153, 4.68%, 06/20/36		676,075
1,126,740	SBA Small Business Investment Cos., Class 1, Series 2018-10A, 3.19%, 03/10/28		1,204,710
152,086	Small Business Administration Pools, 0.63%, 05/25/31		154,048
113,434	Small Business Administration Pools, 0.75%, 04/25/28		115,506
611,680	Small Business Administration Pools, 0.88%, 04/25/29		627,021
571,121	U.S. Small Business Administration, Class 1, Series 2004-20C, 4.34%, 03/1/24		589,616
746,785	U.S. Small Business Administration, Class 1, Series 2011-20D, 4.05%, 04/1/31		805,467
415,142	U.S. Small Business Administration, Class 1, Series 2013-20D, 2.08%, 04/1/33		429,697
0	U.S. Small Business Administration, Class 1, Series 2016-20H, 2.04%, 08/1/36		0
	Total U.S. Agency Obligations	2.71%	14,049,716
	(Cost $13,576,341)
	U.S. Government Obligations
29,465,000	U.S. Treasury Floating Rate Note, 0.1%, 01/31/23		$29,475,349
10,280,000	U.S. Treasury Floating Rate Note, 0.11%, 07/31/22		10,285,713
17,700,000	U.S. Treasury Floating Rate Note, 0.11%, 10/31/22		17,709,728
8,160,000	U.S. Treasury Floating Rate Note, 0.16%, 04/30/22		8,167,553

Shares or Principal Amount		Percent of Net Assets	Fair Value
	U.S. Government Obligations (continued)
21,500,000	U.S. Treasury Note, 0.25%, 04/15/23		$21,510,918
600,000	U.S. Treasury Note, 1.13%, 02/28/25*		611,109
1,750,000	U.S. Treasury Note, 1.375%, 08/31/26		1,792,383
1,910,000	U.S. Treasury Note, 1.5%, 08/15/26		1,967,598
6,000,000	U.S. Treasury Note, 1.75%, 12/31/24		6,244,688
7,000,000	U.S. Treasury Note, 2.375%, 08/15/24		7,411,797
2,940,000	U.S. Treasury Note, 2.5%, 01/31/25		3,140,402
	Total U.S. Government Obligations	20.87%	108,317,238
	(Cost $107,879,192)
	Rights
39,120	Media General CVR		$–
	Total Rights	0.00%	–
	(Cost $–)
	Warrants	0.00%
20,000	Agiliti, Inc.		$18,000
	Total Warrants	0.00%	18,000
	(Cost $15,356)
	Preferred Securities
	Consumer, Cyclical	0.02%
4,450	Franchise Group, Inc., Series A		$114,143
	Total Consumer, Cyclical		114,143
	Total Consumer, Cyclical		$114,143
	Total Preferred Securities	0.02%	114,143
	(Cost $112,140)
	Short-Term Investments
$5,174,587	Dreyfus Government Cash Management		$5,174,587
	Total Short-Term Investments	1.00%	5,174,587
	(Cost $5,174,587)
	Short-Term Investments-Repurchase Agreements
	Invested Cash Collateral for Securities Loaned
1,011,000	Cantor D, 0.05%, 07/1/21		$1,011,066
1,011,010	Citi D, 0.06%, 07/1/21		1,011,076
1,011,010	Daiwa D, 0.05%, 07/1/21		1,011,076
212,439	Deutsche D, 0.05%, 07/1/21		212,505
1,011,010	RBC D, 0.05%, 07/1/21		1,011,077
	Total Short-Term Investments-Repurchase Agreements	0.82%	4,256,800
	(Cost $4,256,800)
	Total Investments	100.31%	520,696,407
	(Cost $511,451,090)
	Liabilities, Less Other Assets	-0.31%	(1,586,069)

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

OPPORTUNISTIC BOND FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Short-Term Investments-Repurchase Agreements (continued)
	Invested Cash Collateral for Securities Loaned (continued)
	Net Assets	100.00%	$519,110,338

*	All or a portion of this security is on loan.

The market value of all loaned securities, including securities not in the top 50 holdings, is $6,759,692.

$493,350 of cash pledged as margin for futures contracts. The Portfolio had the following open futures contracts at June 30, 2021:

OPEN FUTURES CONTRACTS:

Type	Number of Contracts	Notional Amount	Position	Expiration	Unrealized Gains (Losses) at June 30, 2021
Ultra U.S. Treasury Bonds	69	$12,821,147	Short	Sep 2021	$(474,291)

The portfolio had the following open swap contracts at June 30, 2021:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES—SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2021[3]	Periodic Payments Made by the Fund[4]	Market Value	Upfront Premiums	Unrealized Appreciation (Depreciation)
Barclays Bank PLC (Goodyear Tire & Rubber Co. (The), 5.00%, due 6/20/2022)	$2,090,000	6/20/2022	0.40%	1.00% Quarterly	$91,828	$77,428	$14,400

[1]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
[2]	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
[3]	Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
[4]	Percentage shown is an annual percentage rate.

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

CORE EQUITY INDEX FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities
	Basic Materials	2.54%
26,082	Air Products & Chemicals, Inc.		$7,503,270
9,819	Albemarle Corp.		1,654,109
9,475	Celanese Corp., Class A		1,436,410
18,087	CF Industries Holdings, Inc.		930,576
65,053	Dow, Inc.		4,116,554
51,923	Dupont de Nemours, Inc.		4,019,359
11,485	Eastman Chemical Co.		1,340,874
34,484	Ecolab, Inc.		7,102,670
10,842	FMC Corp.		1,173,104
123,268	Freeport-McMoRan, Inc.		4,574,476
29,071	International Flavors & Fragrances, Inc.		4,343,207
32,987	International Paper Co.		2,022,433
55,344	Linde PLC		15,999,950
21,658	Lyondellbasell Industries NV, Class A		2,227,958
29,096	Mosaic Co. (The)		928,453
85,632	Newmont Goldcorp Corp.		5,427,356
25,214	Nucor Corp.		2,418,779
19,945	PPG Industries, Inc.		3,386,063
26,004	Sherwin-Williams Co. (The)		7,084,790
	Total Basic Materials		77,690,391
	Communications	16.95%
25,301	Alphabet, Inc., Class A		61,779,729
24,153	Alphabet, Inc., Class C		60,535,147
38,021	Amazon.com, Inc.		130,798,323
4,623	Arista Networks, Inc.		1,674,959
767,418	AT&T, Inc.		22,086,290
3,454	Booking Holdings, Inc.		7,557,663
11,795	CDW Corp./De		2,059,997
11,586	Charter Communications, Inc., Class A*		8,358,720
354,510	Cisco Systems, Inc.		18,789,030
385,705	Comcast Corp., Class A		21,992,899
14,146	Discovery, Inc., Class A		433,999
25,281	Discovery, Inc., Class C		732,643
20,858	Dish Network Corp., Class A		871,864
54,425	eBay, Inc.		3,821,179
10,693	Etsy, Inc.		2,201,047
11,899	Expedia Group, Inc.		1,947,985
5,015	F5 Networks, Inc.		936,100
204,373	Facebook, Inc., Class A		71,062,536
27,483	Fox Corp., Class A		1,020,444
12,776	Fox Corp., Class B		449,715
33,106	Interpublic Group of Cos., Inc. (The)		1,075,614
27,529	Juniper Networks, Inc.		752,918
83,665	Lumen Technologies, Inc.		1,137,007
14,273	Motorola Solutions, Inc.		3,095,100
37,302	NetFlix, Inc.		19,703,289
32,872	News Corp., Class A		847,111
10,237	News Corp., Class B		249,271
48,828	Nortonlifelock, Inc.		1,329,098
18,139	Omnicom Group, Inc.		1,450,939

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Communications (continued)
65,502	T-Mobile US, Inc.		$9,486,655
67,173	Twitter, Inc.		4,622,174
8,337	Verisign, Inc.		1,898,252
439,052	Verizon Communications, Inc.		24,600,084
50,909	Viacomcbs, Inc., Class B		2,301,087
152,850	Walt Disney Co. (The)		26,866,445
	Total Communications		518,525,313
	Consumer, Cyclical	10.20%
5,505	Advance Auto Parts, Inc.		1,129,296
10,463	Alaska Air Group, Inc.		631,024
53,946	American Airlines Group, Inc.		1,144,195
22,753	Aptiv PLC		3,579,730
1,819	Autozone, Inc.		2,714,348
18,753	Best Buy Co., Inc.		2,156,220
20,212	BorgWarner, Inc.		981,090
17,557	Caesars Entertainment, Inc.		1,821,539
13,725	Carmax, Inc.		1,772,584
67,192	Carnival Corp.*		1,771,181
2,368	Chipotle Mexican Grill, Inc., Class A		3,671,205
17,514	Copart, Inc.		2,308,871
47,989	Costco Wholesale Corp.		18,987,808
18,001	Cummins, Inc.		4,388,824
11,007	Darden Restaurants, Inc.		1,606,912
53,854	Delta Air Lines, Inc.		2,329,724
19,871	Dollar General Corp.		4,299,886
19,532	Dollar Tree, Inc.		1,943,434
3,266	Domino's Pizza, Inc.		1,523,556
27,590	Dr Horton, Inc.		2,493,308
93,249	Fastenal Co.		4,848,948
329,885	Ford Motor Co.		4,902,091
17,494	Gap, Inc. (The)		588,673
107,376	General Motors Co.		6,353,438
12,154	Genuine Parts Co.		1,537,116
29,334	Hanesbrands, Inc.		547,666
10,756	Hasbro, Inc.		1,016,657
23,432	Hilton Worldwide Holdings, Inc.		2,826,368
89,447	Home Depot, Inc. (The)		28,523,754
19,717	L Brands, Inc.		1,420,807
27,618	Las Vegas Sands Corp.		1,455,192
11,208	Leggett & Platt, Inc.		580,686
23,248	Lennar Corp., Class A		2,309,689
12,130	Live Nation Entertainment, Inc.		1,062,467
23,420	LKQ Corp.		1,152,732
59,468	Lowe's Cos., Inc.		11,535,008
22,464	Marriott International, Inc./Md, Class A		3,066,785
62,772	McDonald's Corp.		14,499,704
34,262	MGM Resorts International		1,461,274
4,926	Mohawk Industries, Inc.		946,728
107,256	Nike, Inc., Class B		16,569,979
31,170	Norwegian Cruise Line Holdings Ltd.*		916,710

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

CORE EQUITY INDEX FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Consumer, Cyclical (continued)
288	NVR, Inc.		$1,432,310
5,869	O'reilly Automotive, Inc.		3,323,087
57,197	PACCAR, Inc.		5,104,832
12,494	Penn National Gaming, Inc.*		955,666
3,376	Pool Corp.		1,548,436
22,281	Pultegroup, Inc.		1,215,874
5,995	PVH Corp.		645,002
4,059	Ralph Lauren Corp., Class A		478,191
30,000	Ross Stores, Inc.		3,720,000
18,392	Royal Caribbean Cruises Ltd.		1,568,470
49,795	Southwest Airlines Co.		2,643,617
99,125	Starbucks Corp.		11,083,166
23,420	Tapestry, Inc.		1,018,302
41,619	Target Corp.		10,060,977
65,170	Tesla, Inc.		44,296,049
101,478	TJX Cos., Inc. (The)		6,841,647
9,696	Tractor Supply Co.		1,804,038
4,607	Ulta Beauty, Inc.		1,592,962
15,898	Under Armour, Inc., Class A		336,243
16,507	Under Armour, Inc., Class C		306,535
27,190	United Airlines Holdings, Inc.		1,421,765
27,090	VF Corp.		2,222,464
60,367	Walgreens Boots Alliance, Inc.		3,175,908
204,169	Walmart, Inc.		28,791,912
5,268	Whirlpool Corp.		1,148,529
4,603	WW Grainger, Inc.		2,016,114
8,854	Wynn Resorts Ltd.		1,082,844
25,061	Yum! Brands, Inc.		2,882,767
	Total Consumer, Cyclical		312,094,914
	Consumer, Non-cyclical	16.96%
254,599	Abbott Laboratories		29,515,662
8,560	Abiomed, Inc.		2,671,662
77,919	Alexion Pharmaceuticals, Inc.		14,314,500
7,819	Align Technology, Inc.		4,777,409
37,662	AmerisourceBergen Corp., Class A		4,311,922
34,839	Anthem, Inc.		13,301,530
46,959	Archer-Daniels-Midland Co.		2,845,715
35,797	Automatic Data Processing, Inc.		7,110,000
6,983	Avery Dennison Corp.		1,468,106
18,277	BIO-RAD Laboratories, Inc., Class A		11,775,688
248,675	Boston Scientific Corp.		10,633,343
15,348	Brown-Forman Corp., Class B		1,150,179
17,094	Campbell Soup Co.		779,316
80,101	Cardinal Health, Inc.		4,572,966
55,779	Cigna Corp.		13,223,528
7,424	Cintas Corp.		2,835,968
31,677	Clorox Co. (The)		5,699,009
423,748	Coca-Cola Co. (The)		22,929,004
183,210	Colgate-Palmolive Co.		14,904,134

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Consumer, Non-cyclical (continued)
40,407	ConAgra Brands, Inc.		$1,470,007
14,217	Constellation Brands, Inc., Class A		3,325,214
61,998	Corteva, Inc.		2,749,611
208,096	CVS Health Corp.		17,363,530
17,006	Davita, Inc.		2,048,033
40,340	DENTSPLY Sirona, Inc.		2,551,908
13,856	Dexcom, Inc.		5,916,512
101,201	Edwards Lifesciences Corp.		10,481,388
10,238	Equifax, Inc.		2,452,103
7,012	Fleetcor Technologies, Inc.		1,795,493
7,241	Gartner, Inc.		1,753,770
60,183	General Mills, Inc.		3,666,950
24,835	Global Payments, Inc.		4,657,556
32,486	Henry Schein, Inc.		2,410,136
12,315	Hershey Co. (The)		2,145,027
49,711	Hologic, Inc.		3,316,718
26,095	Hormel Foods Corp.		1,246,036
24,279	Humana, Inc.		10,748,799
12,231	IDEXX Laboratories, Inc.		7,724,488
31,515	IHS Markit Ltd.		3,550,480
122,531	Incyte Corp.		10,308,533
17,624	Intuitive Surgical, Inc.		16,207,735
60,729	IQVIA Holdings, Inc.		14,715,851
9,219	JM Smucker Co. (The)*		1,194,506
21,219	Kellogg Co.		1,365,018
82,987	Kimberly-Clark Corp.		11,102,001
66,676	Kraft Heinz Co. (The)		2,719,047
63,732	Kroger Co. (The)		2,441,573
15,020	Laboratory Corp. of America Holdings		4,143,267
12,330	Lamb Weston Holdings, Inc.		994,538
3,195	Marketaxess Holdings, Inc.		1,481,170
22,100	McCormick & Co., Inc./Md		1,951,872
30,710	McKesson Corp.		5,872,980
197,545	Medtronic PLC		24,521,261
15,857	Molson Coors Beverage Co., Class B		851,362
145,778	Mondelez International, Inc., Class A		9,102,378
31,153	Monster Beverage Corp.		2,845,827
13,544	Moody's Corp.		4,907,939
30,199	Nielsen Holdings PLC		745,009
98,825	Paypal Holdings, Inc.		28,805,511
158,642	PepsiCo, Inc.		23,505,985
11,758	Quanta Services, Inc.		1,064,922
27,922	Quest Diagnostics, Inc.		3,684,866
25,778	ResMed, Inc.		6,354,793
9,486	Robert Half International, Inc.		843,970
18,645	Rollins, Inc.		637,659
20,266	S&P Global, Inc.		8,318,180
19,306	STERIS PLC		3,982,828
55,256	Stryker Corp.		14,351,641
42,998	SYSCO Corp.		3,343,095
12,195	Teleflex, Inc.		4,899,829

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

CORE EQUITY INDEX FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Consumer, Non-cyclical (continued)
24,833	Tyson Foods, Inc., Class A		$1,831,682
6,089	United Rentals, Inc.		1,942,452
13,636	Verisk Analytics, Inc., Class A		2,382,482
12,862	West Pharmaceutical Services, Inc.		4,618,744
41,746	Zimmer Biomet Holdings, Inc.		6,713,592
128,113	Zoetis, Inc., Class A		23,875,139
	Total Consumer, Non-cyclical		518,822,637
	Energy	2.87%
31,798	Apa Corp.		687,791
33,657	Cabot Oil & Gas Corp.		587,651
162,594	Chevron Corp.		17,030,096
113,526	ConocoPhillips		6,913,733
50,139	Devon Energy Corp.		1,463,557
15,181	Diamondback Energy, Inc.		1,425,344
11,416	Enphase Energy, Inc.		2,096,320
49,085	EOG Resources, Inc.		4,095,652
356,113	Exxon Mobil Corp.		22,463,608
74,873	Halliburton Co.		1,731,064
23,053	Hess Corp.		2,012,988
163,794	Kinder Morgan, Inc.		2,985,965
66,307	Marathon Oil Corp.		903,101
53,629	Marathon Petroleum Corp.		3,240,264
32,910	Nov, Inc.		504,181
70,691	Occidental Petroleum Corp.		2,210,508
37,506	Oneok, Inc.		2,086,834
36,812	Phillips 66		3,159,206
19,496	Pioneer Natural Resources Co.		3,168,490
117,614	Schlumberger NV		3,764,824
34,413	Valero Energy Corp.		2,686,967
102,227	Williams Cos., Inc. (The)		2,714,127
	Total Energy		87,932,271
	Financials	15.77%
53,144	Aflac, Inc.		2,851,707
11,540	Alexandria Real Estate Equities, Inc.		2,099,588
25,182	Allstate Corp. (The)		3,284,740
54,738	American Express Co.		9,044,360
72,176	American International Group, Inc.		3,435,578
52,670	American Tower Corp.		14,228,274
9,751	Ameriprise Financial, Inc.		2,426,829
18,983	Aon PLC		4,532,381
17,236	Arthur J Gallagher & Co.		2,414,419
5,095	Assurant, Inc.		795,737
11,744	AvalonBay Communities, Inc.		2,450,855
634,399	Bank of America Corp.		26,156,271
67,915	Bank of New York Mellon Corp. (The)		3,479,285
196,150	Berkshire Hathaway, Inc., Class B		54,514,008
11,933	BlackRock, Inc., Class A		10,441,017
11,948	Boston Properties, Inc.		1,369,121
37,982	Capital One Financial Corp.		5,875,436

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Financials (continued)
8,975	Cboe Global Markets, Inc.		$1,068,474
28,204	CBRE Group, Inc., Class A		2,417,929
126,161	Charles Schwab Corp. (The)		9,185,782
37,831	Chubb LTD		6,012,859
12,604	Cincinnati Financial Corp.		1,469,878
173,911	Citigroup, Inc.		12,304,203
35,809	Citizens Financial Group, Inc.		1,642,559
30,209	CME Group, Inc., Class A		6,424,850
11,727	Comerica, Inc.		836,604
40,839	Crown Castle International Corp.		7,967,689
23,689	Digital Realty Trust, Inc.		3,564,247
25,649	Discover Financial Services		3,034,020
31,500	Duke Realty Corp.		1,491,525
8,926	Equinix, Inc.		7,164,008
28,922	Equity Residential		2,226,994
5,468	Essex Property Trust, Inc.		1,640,455
3,372	Everest RE Group Ltd.		849,778
11,250	Extra Space Storage, Inc.		1,842,975
5,953	Federal Realty Investment Trust, Class REIT		697,513
59,176	Fifth Third Bancorp		2,262,298
14,805	First Republic Bank		2,771,052
22,920	Franklin Resources, Inc.		733,211
7,978	Globe Life, Inc.		759,905
28,621	Goldman Sachs Group, Inc. (The)		10,862,528
30,029	Hartford Financial Services Group, Inc. (The)		1,860,897
45,333	Healthpeak Properties, Inc.		1,509,136
59,361	Host Hotels & Resorts, Inc., Class REIT		1,014,480
124,081	Huntington Bancshares, Inc./Oh		1,770,636
47,343	Intercontinental Exchange, Inc.		5,619,614
31,846	Invesco Ltd.		851,244
24,300	Iron Mountain, Inc.*		1,028,376
254,659	JPMorgan Chase & Co.		39,609,661
81,637	KeyCorp		1,685,804
36,475	Kimco Realty Corp.		760,504
15,043	Lincoln National Corp.		945,302
18,833	Loews Corp.		1,029,223
10,823	M&T Bank Corp.		1,572,690
42,781	Marsh & McLennan Cos., Inc.		6,018,431
73,592	Mastercard, Inc., Class A		26,867,703
62,620	MetLife, Inc.		3,747,807
9,631	MID-America Apartment Communities, Inc.		1,622,053
125,188	Morgan Stanley		11,478,488
9,663	NASDAQ, Inc.		1,698,755
17,510	Northern Trust Corp.		2,024,506
36,003	People's United Financial, Inc.		617,091
35,741	PNC Financial Services Group, Inc. (The)		6,817,953
21,249	Principal Financial Group, Inc.		1,342,724
49,183	Progressive Corp. (The)		4,830,262
65,995	ProLogis, Inc.		7,888,382
33,145	Prudential Financial, Inc.		3,396,368
12,807	Public Storage		3,850,937

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

CORE EQUITY INDEX FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Financials (continued)
10,289	Raymond James Financial, Inc.		$1,336,541
31,470	Realty Income Corp., Class REIT		2,100,308
13,287	Regency Centers Corp.		851,298
80,890	Regions Financial Corp.		1,632,360
9,199	SBA Communications Corp., Class A		2,931,721
27,638	Simon Property Group, Inc.		3,606,206
29,299	State Street Corp.		2,410,722
4,569	SVB Financial Group		2,542,329
45,511	Synchrony Financial		2,208,194
19,084	T Rowe Price Group, Inc.		3,778,059
21,158	Travelers Cos., Inc. (The)		3,167,564
113,106	Truist Financial Corp.		6,277,383
25,003	UDR, Inc., Class REIT		1,224,647
17,212	Unum Group		488,821
114,048	US Bancorp		6,497,315
31,544	Ventas, Inc.		1,801,162
142,324	Visa, Inc., Class A*		33,278,198
13,180	Vornado Realty Trust		615,111
347,746	Wells Fargo & Co.		15,749,416
35,082	Welltower, Inc.*		2,915,314
34,476	Western Union Co. (The)		791,914
63,019	Weyerhaeuser Co., Class REIT		2,169,114
10,850	Willis Towers Watson PLC		2,495,717
11,830	WR Berkley Corp.		880,507
13,809	Zions Bancorp NA		729,944
	Total Financials		482,569,834
	Industrials	7.78%
94,138	3M Co.		18,698,631
7,634	Allegion PLC		1,063,416
129,682	Amcor PLC		1,486,156
28,141	AMETEK, Inc.		3,756,823
50,282	Amphenol Corp., Class A		3,439,792
11,356	AO Smith Corp.		818,313
33,648	Ball Corp.		2,726,161
68,710	Carrier Global Corp.		3,339,306
55,275	Caterpillar, Inc.		12,029,498
11,149	CH Robinson Worldwide, Inc.		1,044,327
191,172	CSX Corp.		6,132,798
26,242	Deere & Co.		9,255,816
12,108	Dover Corp.		1,823,465
46,523	Eaton Corp. PLC		6,893,778
78,391	Emerson Electric Co.		7,544,350
14,208	Expeditors International of Washington, Inc.		1,798,733
20,536	FedEx Corp.		6,126,505
54,027	Fortive Corp.		3,767,843
11,643	Fortune Brands Home & Security, Inc.		1,159,759
12,608	Garmin Ltd.		1,823,621
5,296	Generac Holdings, Inc.		2,198,634
32,908	Howmet Aerospace, Inc.		1,134,339

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Industrials (continued)
6,795	IDEX Corp.		$1,495,240
48,241	Illinois Tool Works, Inc.		10,784,758
31,431	Ingersoll Rand, Inc.		1,534,147
7,023	JB Hunt Transport Services, Inc.		1,144,398
65,707	Johnson Controls International PLC		4,509,471
7,650	Kansas City Southern		2,167,780
15,498	Keysight Technologies, Inc.		2,393,046
5,247	Martin Marietta Materials, Inc.		1,845,947
36,075	Masco Corp.		2,125,178
10,129	Mettler-Toledo International, Inc.		14,032,109
21,052	Norfolk Southern Corp.		5,587,411
8,000	Old Dominion Freight Line, Inc.		2,030,400
51,900	Otis Worldwide Corp.		4,243,863
7,992	Packaging Corp. of America		1,082,277
14,363	Parker-Hannifin Corp.		4,411,021
14,008	Pentair PLC		945,400
17,714	Republic Services, Inc., Class A		1,948,717
18,871	Rockwell Automation, Inc.		5,397,483
12,778	Sealed Air Corp.		757,096
4,550	Snap-On, Inc.		1,016,606
19,113	Stanley Black & Decker, Inc.		3,917,974
27,780	TE Connectivity Ltd.		3,756,134
5,848	Teledyne Technologies, Inc.		2,449,318
20,118	Trane Technologies PLC		3,704,529
7,024	Transdigm Group, Inc.		4,546,565
21,100	Trimble, Inc.		1,726,613
70,991	Union Pacific Corp.		15,613,051
60,849	United Parcel Service, Inc., Class B		12,654,767
11,161	Vulcan Materials Co.		1,942,795
32,671	Waste Management, Inc.		4,577,534
31,476	Waters Corp.		10,878,420
23,346	Westinghouse Air Brake Technologies Corp.		1,921,376
22,398	Westrock Co.		1,192,022
15,146	Xylem, Inc./NY		1,816,914
	Total Industrials		238,212,424
	Technology	24.45%
16,778	Seagate Technology Holdings		1,475,290
53,474	Accenture PLC, Class A		15,763,600
65,335	Activision Blizzard, Inc.		6,235,572
40,212	Adobe, Inc.		23,549,756
102,219	Advanced Micro Devices, Inc.		9,601,431
13,712	Akamai Technologies, Inc.		1,598,819
31,028	Analog Devices, Inc.		5,341,780
7,332	ANSYS, Inc.		2,544,644
1,407,660	Apple, Inc.		192,793,114
77,199	Applied Materials, Inc.		10,993,138
18,509	Autodesk, Inc.		5,402,777
34,349	Broadcom, Inc.		16,378,977
9,769	Broadridge Financial Solutions, Inc.		1,577,987
23,409	Cadence Design Systems, Inc.		3,202,819

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

CORE EQUITY INDEX FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Technology (continued)
73,727	Cerner Corp.		$5,762,502
10,446	Citrix Systems, Inc.		1,225,002
44,391	Cognizant Technology Solutions Corp., Class A		3,074,521
21,437	DXC Technology Co.		834,757
24,076	Electronic Arts, Inc.		3,462,851
52,168	Fidelity National Information Services, Inc.		7,390,641
50,105	Fiserv, Inc.		5,355,723
11,404	Fortinet, Inc.		2,716,319
109,849	Hewlett Packard Enterprise Co.		1,601,598
101,063	HP, Inc.		3,051,092
405,288	Intel Corp.		22,752,868
75,168	International Business Machines Corp.		11,018,877
22,988	Intuit, Inc.		11,268,028
3,020	IPG Photonics Corp.		636,525
6,249	Jack Henry & Associates, Inc.		1,021,774
12,895	KLA Corp.		4,180,688
11,998	LAM Research Corp.		7,807,099
22,576	Maxim Integrated Products, Inc.		2,378,607
23,011	Microchip Technology, Inc.		3,445,667
94,296	Micron Technology, Inc.		8,013,274
685,323	Microsoft Corp.		185,654,001
3,618	Monolithic Power Systems, Inc.		1,351,142
6,934	MSCI, Inc., Class A		3,696,377
18,775	Netapp, Inc.		1,536,170
55,919	NVIDIA Corp.		44,740,792
23,198	Nxp Semiconductors NV		4,772,293
152,790	Oracle Corp.		11,893,174
26,981	Paychex, Inc.		2,895,061
4,133	Paycom Software, Inc.		1,502,221
8,847	Ptc, Inc.		1,249,727
9,471	Qorvo, Inc.		1,853,001
94,894	Qualcomm, Inc.		13,563,199
17,413	Roper Technologies, Inc.		8,187,593
77,900	Salesforce.com, Inc.		19,028,633
16,610	Servicenow, Inc.		9,128,025
13,889	Skyworks Solutions, Inc.		2,663,216
12,834	Synopsys, Inc.		3,539,489
9,730	Take-Two Interactive Software, Inc.		1,722,405
13,987	Teradyne, Inc.		1,873,699
77,692	Texas Instruments, Inc.		14,940,172
3,427	Tyler Technologies, Inc.		1,550,272
25,827	Western Digital Corp.		1,838,108
20,681	Xilinx, Inc.		2,991,300
4,502	Zebra Technologies Corp., Class A		2,383,764
	Total Technology		748,011,951
	Utilities	2.28%
16,394	American Water Works Co., Inc.		2,526,807
11,004	Atmos Energy Corp.		1,057,594
48,826	CenterPoint Energy, Inc.		1,197,214

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Utilities (continued)
24,307	CMS Energy Corp.		$1,436,058
39,894	Consolidated Edison, Inc.		2,861,198
129,057	Dominion Energy, Inc.		9,494,724
49,567	Edison International		2,865,964
20,628	Entergy Corp.		2,056,612
47,229	Eversource Energy		3,789,655
112,353	Exelon Corp.		4,978,361
62,104	FirstEnergy Corp.		2,310,890
235,440	Nextera Energy, Inc.		17,253,043
20,598	NRG Energy, Inc.		830,099
9,484	Pinnacle West Capital Corp.		777,404
49,456	Public Service Enterprise Group, Inc.		2,954,501
42,528	Sempra Energy		5,634,109
129,843	Southern Co. (The)		7,856,800
	Total Utilities		69,881,033
	Total Equities	99.80%	3,053,740,768
	(Cost $1,779,261,000)
	Short-Term Investments
$1,173,926	Dreyfus Government Cash Management		$1,173,926
	Total Short-Term Investments	0.04%	1,173,926
	(Cost $1,173,926)
	Short-Term Investments-Repurchase Agreements
	Invested Cash Collateral for Securities Loaned
919,535	RBC D, 0.05%, 07/1/21		$919,515
	Total Short-Term Investments-Repurchase Agreements	0.03%	919,515
	(Cost $919,515)
	Total Investments	99.87%	3,055,834,209
	(Cost $1,781,354,441)
	Other Assets, Less Liabilities	0.13%	3,894,904
	Net Assets	100.00%	$3,059,729,113

*	All or a portion of this security is on loan.

The market value of all loaned securities, including securities not in the top 50 holdings, is $49,219,749.

CATHOLIC UNITED INVESTMENT TRUST

FUTURES CONTRACTS

CORE EQUITY INDEX FUND

June 30, 2021

  $330,000 of cash pledged as margin for futures contracts. The Portfolio had the following open futures contracts at June 30, 2021:

OPEN FUTURES CONTRACTS:
Type	Number of Contracts	Notional Amount	Position	Expiration	Unrealized Gains (Losses) at June 30, 2021
E-mini S&P 500	30	$6,372,950	Long	Sep 2021	$59,950

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities
	Basic Materials	4.07%
108,712	AKZO Nobel NV		$13,433,618
27,688	Anglo American PLC		1,098,720
94,135	Antofagasta PLC*		1,866,765
164,324	Arcelormittal SA		5,037,433
135,591	BASF Se		10,683,370
15,350	China Lumena New Materials Corp.		–
141,363	Fortescue Metals Group Ltd.		2,477,034
237,100	Grupo Mexico SAB de CV, Series B		1,116,521
11,000	KGHM Polska Miedz SA		542,199
3,649	LG Chem Ltd.		1,242,633
34,791	MMC Norilsk Nickel Pjsc		1,185,329
5,678	POSCO		1,754,601
6,031	POSCO*		463,000
39,548	Rio Tinto Ltd.		3,760,026
20,900	Shin-Etsu Chemical Co. Ltd.		3,498,712
380,685	Sibanye Stillwater Ltd.		1,590,592
144,625	Vale SA, Class B		3,298,896
112,796	Vedanta Ltd.*		1,601,703
	Total Basic Materials		54,651,152
	Communications	8.31%
58,000	Accton Technology Corp.		687,986
41,847	Alibaba Group Holding Ltd.		9,490,063
76,544	Alibaba Group Holding Ltd.		2,168,427
158,267	Arcadyan Technology Corp.		604,951
14,534	Baidu, Inc.		2,963,483
100,029	Deutsche Telekom AG		2,112,936
43,649	JD.Com, Inc.		3,483,627
39,500	M3, Inc.		2,887,319
9,835	Mercadolibre, Inc.		15,320,864
4,259	Naver Corp.		1,578,948
1,750	Ncsoft Corp.		1,274,253
5,291	Nice Ltd.		1,309,311
4,300	Shopify, Inc., Class A		6,295,196
10,425	Shopify, Inc., Class A		15,230,716
5,233	SK Telecom Co. Ltd.		1,486,978
57,300	Softbank Group Corp.		4,013,943
501,882	Tencent Holdings Ltd.		37,742,048
32,400	Trip.Com Group Ltd.		1,151,503
195,569	Turkcell Iletisim Hizmetleri As		362,436
61,407	Vipshop Holdings Ltd.		1,233,052
4,105	Weibo Corp.		216,005
	Total Communications		111,614,045
	Consumer, Cyclical	14.54%
491,900	Air Canada, Class B		10,129,573
60,590	Alimentation Couche-Tard, Inc., Class B		2,228,761
24,029	Bayerische Motoren Werke AG		2,544,975
14,200	Brp, Inc.		1,112,331
126,518	Compass Group PLC		2,660,126
574,000	Dongfeng Motor Group Co. Ltd., Class H		515,915

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Consumer, Cyclical (continued)
60,255	Evolution AB		$9,528,465
20,815	Ferguson PLC		2,889,866
67,542	Ferrari N.V.		13,937,053
8,921	Ff Group		5,078
650,400	Haier Smart Home Co. Ltd., Class H*		2,269,660
2,379	Hermes International		3,465,911
1,902,500	Home Product Center PCL		854,789
133,770	Howden Joinery Group PLC		1,509,049
82,300	ITOCHU Corp.		2,372,826
211,664	JD Sports Fashion PLC*		2,687,186
3,861	Kering SA		3,374,544
66,596	KIA Corp.		5,298,585
10,041	LG Electronics, Inc.		1,457,802
423,000	LI Ning Co. Ltd.		5,163,685
276,998	Lite-On Technology Corp.		572,637
35,141	Lululemon Athletica, Inc.		12,825,411
37,435	LVMH Moet Hennessy Louis Vuitton Se		29,357,842
2,237,600	Magazine Luiza SA		9,431,378
19,790	Next PLC		2,147,744
10,500	Nintendo Co. Ltd.		6,113,253
62,600	Pan Pacific International Holdings Corp.		1,300,618
15,848	Pandora A/S		2,130,573
39,633	Persimmon PLC		1,619,535
148,600	Pop Mart International Group Ltd.*		1,473,400
17,903	Puma Se		2,134,792
61,894	Ryanair Holdings PLC		6,697,550
35,900	Sendas Distribuidora SA		619,147
427,500	Shenzhou International Group Holdings Ltd.		10,795,051
7,700	Shimano, Inc.		1,828,048
71,600	Sony Group Corp.		6,976,791
36,000	Sundrug Co. Ltd.		1,144,968
89,303	Tata Motors Ltd.*		2,034,322
873,595	Taylor Wimpey PLC		1,918,253
32,700	Toyota Industries Corp.		2,831,309
80,718	Valeo SA		2,428,503
4,604	Volkswagen AG		1,153,127
123,050	Volvo AB, Class B*		2,962,529
957,466	Wal-Mart de Mexico SAB de CV		3,131,042
249,849	Wh Smith PLC		5,551,801
32,914	Yum China Holdings, Inc.		2,180,552
	Total Consumer, Cyclical		195,366,356
	Consumer, Non-cyclical	18.29%
170,280	RELX PLC		4,539,497
40,578	Aak AB		910,047
5,012	Adyen NV		12,247,049
207,178	Alcon, Inc.		14,519,382
378,369	Amadeus It Group SA		26,617,328
47,150	Amplifon SpA		2,328,307
25,616	Ashtead Group PLC		1,898,171

CATHOLIC UNITED INVESTMENT TRUST UNAUDITED

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Consumer, Non-cyclical (continued)
18,408	Carl Zeiss Meditec AG		$3,557,204
86,770	Carrefour SA		1,706,604
1,462,500	Charoen Pokphand Foods PCL		1,209,243
32,691	Colgate-Palmolive India Ltd.		741,430
14,168	Coloplast A/S, Class B		2,324,975
126,891	Danone SA		8,933,994
13,790	Diasorin SpA		2,608,391
23,974	Dino Polska SA		1,762,627
356,240	Experian PLC		13,710,681
78,823	Fisher & Paykel Healthcare Corp. Ltd.		1,714,014
97,632	Getinge AB, Class B		3,685,110
10,800	Gmo Payment Gateway, Inc.		1,408,019
24,425	GN Store Nord A/S		2,133,787
18,139	Heineken NV*		2,198,427
49,305	Hindustan Unilever Ltd.		1,639,277
46,569	Icon PLC*		9,626,278
1,255,100	Indofood Sukses Makmur TBK PT		534,499
8,513	Ipsen SA		885,582
393,317	Jbs SA		2,282,270
11,474	L'Oreal SA		5,113,513
8,203	Nestle India Ltd.		1,945,964
189,619	Nestle SA		23,635,962
66,813	New Oriental Education & Technology Group, Inc.		547,198
76,588	Pernod Ricard SA		17,002,561
171,065	Relx PLC		4,534,938
66,858	ResMed, Inc.		16,481,834
9,357	Royal Unibrew A/S		1,191,980
52,100	Seven & I Holdings Co. Ltd.		2,486,474
364,000	Sinopharm Group Co. Ltd., Class H		1,082,740
2,620,509	SSP Group PLC		9,643,953
49,265	STERIS PLC		10,163,370
829,238	Tate & Lyle PLC		8,458,748
4,757	Tecan Group AG		2,359,073
213,521	Unilever PLC		12,478,647
1,294,060	Wh Group Ltd.		1,163,110
14,207	Worldline SA/France		1,329,987
592,000	Zhejiang Expressway Co. Ltd., Class H		526,758
	Total Consumer, Non-cyclical		245,869,003
	Energy	2.82%
2,616,212	BP PLC		11,384,624
25,964	China Petroleum & Chemical Corp.*		1,324,424
270,588	Gazprom Pjsc		2,067,292
21,780	LUKOIL Pjsc		2,003,760
51,643	Neste OYJ		3,162,609
123,689	Petrobras Distribuidora SA		657,657
553,200	PTT PCL		681,791
300,062	Totalenergies Se*		13,577,200
77,304	Vestas Wind Systems A/S		3,017,920

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Energy (continued)
	Total Energy		37,877,277
	Financials	15.26%
213,418	3i Group PLC		$3,458,313
127,505	Absa Group Ltd.		1,211,939
280,000	Agile Group Holdings Ltd.		362,716
1,827,535	Aia Group Ltd.		22,709,314
323,750	A-Living Smart City Services Co. Ltd., Class H		1,611,277
33,590	Aon PLC		8,019,948
354,097	AXA SA		8,980,061
1,140,094	Banco Bilbao Vizcaya Argentaria SA		7,068,447
207,418	Banco Do Brasil SA		1,328,127
3,692,000	Bank of China Ltd., Class H		1,326,407
8,314,000	Bank Rakyat Indonesia Persero TBK PT		2,259,114
2,420,932	Barclays PLC		5,722,932
31,483	BNP Paribas SA		1,973,937
478	Brookfield Asset Management Reinsurance Partners Ltd., Class A		25,284
69,350	Brookfield Asset Management, Inc., Class A		3,541,706
2,474,332	Caixabank SA		7,611,596
6,116,921	China Construction Bank Corp., Class H		4,812,659
272,000	China Life Insurance Co. Ltd., Class H		539,387
797,546	Credit Suisse Group AG		8,362,434
128,800	DBS Group Holdings Ltd.		2,856,367
679,943	Fubon Financial Holding Co. Ltd.		1,803,420
439,918	Grupo Financiero Banorte SAB de CV, Class O		2,839,801
46,771	Hana Financial Group, Inc.		1,912,538
233,724	HDFC Bank Ltd.		17,089,899
43,769	Housing Development Finance Corp. Ltd.		1,457,544
407,872	ICICI Bank Ltd.		6,974,611
2,440,000	Industrial & Commercial Bank of China Ltd., Class H		1,432,734
394,755	ING Groep NV		5,215,075
64,729	Intermediate Capital Group PLC		1,899,278
662,595	Intesa Sanpaolo SpA		1,830,453
664,720	Itausa - Investimentos Itau SA		1,477,053
41,173	KB Financial Group, Inc.		2,040,095
34,276	Kinnevik AB, Class B		1,373,100
665,500	Kwg Group Holdings Ltd.		891,235
2,450,108	Lloyds Banking Group PLC		1,580,317
7,274	Lx Holdings Corp.		72,666
598,318	Malayan Banking BHD		1,168,821
23,005	OTP Bank Nyrt		1,240,003
1,725	Partners Group Holding AG		2,615,446
236,229	Ping An Insurance Group Co. of China Ltd., Class H		2,313,361
74,074	Powszechny Zaklad Ubezpieczen SA		714,083
419,758	Prudential PLC		7,964,580
128,147	Sberbank of Russia Pjsc		2,127,881
65,500	Shimao Property Holdings Ltd.		160,590

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Financials (continued)
126,000	Sompo Holdings, Inc.		$4,661,285
222,900	Sumitomo Mitsui Financial Group, Inc.		7,691,747
28,274	Tcs Group Holding PLC		2,473,975
221,800	Tisco Financial Group PCL		612,459
1,350,694	Unicredit SpA		15,937,780
1,480,080	Yuanta Financial Holding Co. Ltd.		1,426,295
25,828	Zurich Insurance Group AG		10,371,995
	Total Financials		205,152,085
	Industrials	16.46%
137,800	Beijing Oriental Yuhong-A		1,179,781
161,947	ABB Ltd.		5,499,558
55,751	Aena Sme SA		9,143,714
117,432	Alstom SA		5,931,190
370,141	Anhui Conch Cement Co. Ltd., Class H		1,963,701
249,304	Atlas Copco AB, Class A		15,275,141
707,549	Balfour Beatty PLC		2,996,842
26,597	Canadian National Railway Co.		2,809,191
234,515	Canadian Pacific Railway Ltd.		18,036,549
38,000	Canadian Pacific Railway Ltd.		2,925,107
748,000	China Railway Group Ltd., Class H		390,093
44,942	CIE de Saint-Gobain		2,960,098
264,000	Cosco Shipping Holdings Co. Ltd., Class H*		664,942
72,656	CRH PLC		3,661,914
22,500	Daifuku Co. Ltd.		2,045,455
248,000	Delta Electronics, Inc.		2,696,958
25,542	Deutsche Post AG		1,737,448
1,897	Dl E&c Co. Ltd.		239,199
76,140	DSV Panalpina A/S		17,758,370
48,600	Ebara Corp.*		2,395,189
40,000	Fanuc Corp.		9,656,726
37,130	Gea Group AG		1,504,148
47,506	Halma PLC		1,766,683
22,900	Harmonic Drive Systems, Inc.*		1,262,708
36,547	Heidelbergcement AG		3,135,292
697,472	HON HAI Precision Industry Co. Ltd.		2,803,656
42,100	Hoya Corp.		5,587,287
32,910	Keyence Corp.		16,625,495
22,019	Kingspan Group PLC		2,079,585
8,891	Mettler-Toledo International, Inc.		12,317,058
22,000	Miura Co. Ltd.		954,410
203,000	Murata Manufacturing Co. Ltd.		15,513,524
192,044	Nibe Industrier AB, Class B		2,021,457
23,200	Omron Corp.		1,841,535
41,721	Pidilite Industries Ltd.		1,209,000
21,302	Schneider Electric Se		3,351,765
69,867	Siemens AG		11,071,115
47,866	Siemens Energy AG		1,442,947
43,755	Sika AG		14,319,130
191,500	Techtronic Industries Co. Ltd.		3,343,794

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Industrials (continued)
13,000	Tfi International, Inc.		$1,188,088
65,261	Vinci SA		6,964,593
71,589	Voltas Ltd.		984,746
	Total Industrials		221,255,182
	Technology	14.95%
41,790	Accenture PLC, Class A		12,319,274
19,400	Advantest Corp.		1,749,653
9,015	Asm International NV		2,961,374
18,699	ASML Holding NV		12,848,270
22,420	ASML Holding NV, Class G		15,488,633
18,372	Be Semiconductor Industries NV		1,558,666
86,400	Capcom Co. Ltd.		2,529,958
13,694	Capgemini Se		2,630,832
475,000	Compal Electronics, Inc.		381,023
19,138	Compugroup Medical Se & Co. KGAA		1,499,054
8,672	Dassault Systemes Se		2,103,102
19,455	Epam Systems, Inc.		9,940,727
80,410	Infineon Technologies AG		3,225,013
87,121	Infosys Ltd.		1,852,830
232,647	Infosys Ltd.		4,929,790
56,700	Lasertec Corp.		11,029,399
870,000	Lenovo Group Ltd.		1,000,418
27,583	LG Corp.		2,510,551
36,877	Logitech International SA		4,472,236
179,413	Mediatek, Inc.		6,194,538
14,478	NetEase, Inc.		1,668,589
37,000	NetEase, Inc.		838,067
48,200	Nomura Research Institute Ltd.		1,595,955
9,600	OBIC Co. Ltd.		1,791,297
319,000	Powertech Technology, Inc.		1,230,776
269,902	Samsung Electronics Co. Ltd.		19,341,199
109,236	SAP Se		15,394,876
134,000	Sino-American Silicon Products, Inc.		928,201
21,822	SK Hynix, Inc.		2,470,634
411,839	Taiwan Semiconductor Manufacturing Co. Ltd.		49,486,574
6,241	Teleperformance		2,533,430
447,000	United Microelectronics Corp.		851,887
206,573	Wipro Ltd.		1,613,335
	Total Technology		200,970,161
	Utilities	2.25%
1,673,048	ENEL SpA		15,539,207
154,400	Iberdrola SA		1,882,297
46,700	Northland Power, Inc.		1,594,883
310,480	RWE AG		11,252,130
	Total Utilities		30,268,517
	Total Equities	96.95%	1,303,023,778
	(Cost $911,395,220)

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Rights
15,350	China Lumena		$–
	Total Rights	0.00%	–
	(Cost $61,194)
	Short-Term Investments
$36,066,301	Dreyfus Government Cash Management		$36,066,301
	Total Short-Term Investments	2.68%	36,066,301
	(Cost $36,066,301)
	Short-Term Investments-Repurchase Agreements
	Invested Cash Collateral for Securities Loaned
2,297,000	Cantor D, 0.05%, 07/1/21		$2,296,880
1,115,208	JVB D, 0.09%, 07/1/21		1,115,089
1,416,869	Mirae D, 0.06%, 07/1/21		1,416,750
248,534	Nomura D, 0.04%, 07/1/21		248,415
2,297,000	Palafox A, 0.09%, 07/1/21		2,296,881
2,297,025	RBC D, 0.05%, 07/1/21		2,296,905
	Total Short-Term Investments-Repurchase Agreements	0.72%	9,670,920
	(Cost $9,670,920)
	Total Investments	100.35%	1,348,760,999
	(Cost $957,193,635)
	Liabilities, Less Other Assets	-0.35%	(4,688,192)
	Net Assets	100.00%	$1,344,072,807

*	All or a portion of this security is on loan.

The market value of all loaned securities, including securities not in the top 50 holdings, is $21,855,073.

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

SMALL CAPITALIZATION EQUITY INDEX FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities
	Basic Materials	4.00%
15,050	Advansix, Inc.		$449,393
65,378	Allegheny Technologies, Inc.		1,363,131
14,256	American Vanguard Corp.		249,623
49,732	Arconic Corp.		1,771,454
16,626	Balchem Corp.		2,182,329
24,130	Carpenter Technology Corp.		970,509
26,228	Century Aluminum Co.		338,079
9,795	Clearwater Paper Corp.		283,761
25,237	Domtar Corp.		1,387,026
43,051	Ferro Corp.		928,610
26,101	Gcp Applied Technologies, Inc.		607,109
22,645	Glatfelter Corp.		316,351
10,391	Hawkins, Inc.		340,305
27,186	HB Fuller Co.		1,729,301
12,662	Innospec, Inc.		1,147,304
8,143	Kaiser Aluminum Corp.		1,005,579
12,277	Koppers Holdings, Inc.		397,161
16,436	Kraton Corp.		530,718
81,337	Livent Corp.*		1,574,684
20,846	Mercer International, Inc.		265,786
8,628	Neenah, Inc.		432,867
6,900	Quaker Chemical Corp.		1,636,611
32,238	Rayonier Advanced Materials, Inc.		215,672
11,111	Stepan Co.		1,336,320
	Total Basic Materials		21,459,683
	Communications	4.29%
26,249	Adtran, Inc.		542,042
15,743	AMC Networks, Inc., Class A		1,051,632
5,485	Atn International, Inc.		249,513
20,248	Calamp Corp.		257,555
80	China Telecom Corp. Ltd. H-Shares		–
26,231	Cincinnati Bell, Inc.		404,482
21,513	Cogent Communications Holdings, Inc.		1,654,135
37,782	Consolidated Communications Holdings, Inc.		332,104
7,857	Eplus, Inc.		681,123
29,651	EW Scripps Co. (The), Class A		604,584
66,583	Extreme Networks, Inc.		743,066
68,855	Gannett Co., Inc.		378,014
54,641	Harmonic, Inc.		465,541
14,711	Healthstream, Inc.		411,025
15,483	InterDigital, Inc.		1,130,724
13,996	Liquidity Services, Inc.		356,198
20,840	Meredith Corp.		905,290
16,651	Netgear, Inc.		638,066
16,696	Perficient, Inc.		1,342,692
19,641	Plantronics, Inc.		819,619
25,057	Quinstreet, Inc.		465,559
15,119	Scholastic Corp.		572,859
25,462	Shenandoah Telecommunications Co.		1,235,162

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Communications (continued)
11,290	Shutterstock, Inc.		$1,108,339
9,017	Spok Holdings, Inc.		86,744
9,292	Stamps.com, Inc.		1,861,095
11,862	Techtarget, Inc.*		919,186
120,036	Viavi Solutions, Inc.		2,119,836
119,228	Vonage Holdings Corp.		1,718,075
	Total Communications		23,054,260
	Consumer, Cyclical	15.98%
31,076	Abercrombie & Fitch Co., Class A		1,442,859
7,380	Allegiant Travel Co., Class A		1,431,720
58,353	American Axle & Manufacturing Holdings, Inc.		603,954
3,223	America's Car-Mart, Inc./Tx		456,764
9,852	Asbury Automotive Group, Inc.		1,688,337
16,033	Barnes & Noble Education, Inc.*		115,598
53,725	Bed Bath & Beyond, Inc.		1,788,505
16,597	Big Lots, Inc.		1,095,568
11,633	BJ's Restaurants, Inc.		571,646
40,788	Bloomin' Brands, Inc.		1,106,986
14,882	Boot Barn Holdings, Inc.		1,250,832
23,085	Brinker International, Inc.		1,427,807
14,677	Buckle, Inc. (The)		730,181
19,174	Caleres, Inc.		523,258
9,750	Cato Corp. (The), Class A		164,482
4,739	Cavco Industries, Inc.		1,052,958
15,682	Century Communities, Inc.		1,043,480
23,147	Cheesecake Factory, Inc. (The)		1,254,104
61,506	Chico's FAS, Inc.		404,709
7,518	Children's Place, Inc. (The)		699,625
10,110	Chuy's Holdings, Inc.		376,699
9,868	Conn's, Inc.		251,634
8,550	Cooper-Standard Holdings, Inc.		247,950
22,661	Core-Mark Holding Co., Inc.		1,019,972
21,823	Daktronics, Inc.		143,814
23,973	Dave & Buster's Entertainment, Inc.		973,304
29,833	Designer Brands, Inc., Class A		493,736
8,600	Dine Brands Global, Inc.		767,550
14,401	Dorman Products, Inc.		1,492,952
9,772	El Pollo Loco Holdings, Inc.*		178,730
12,477	Ethan Allen Interiors, Inc.		344,365
8,997	Fiesta Restaurant Group, Inc.		120,830
24,955	Fossil Group, Inc.		356,357
27,928	Gamestop Corp., Class A*		5,980,502
7,151	Genesco, Inc.		455,376
16,721	Gentherm, Inc.		1,188,027
23,008	G-III Apparel Group Ltd.		756,043
22,135	Gms, Inc.		1,065,579
8,740	Group 1 Automotive, Inc.		1,349,718
19,207	Guess?, Inc.*		507,065
8,777	Haverty Furniture Cos., Inc.		375,304

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

SMALL CAPITALIZATION EQUITY INDEX FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Consumer, Cyclical (continued)
25,855	Hawaiian Holdings, Inc.		$630,086
8,279	Hibbett, Inc.		742,047
22,176	Hni Corp.		975,079
12,145	Installed Building Products, Inc.		1,486,062
31,074	Interface, Inc., Class A		475,432
14,805	iRobot Corp.*		1,382,639
24,665	Kontoor Brands, Inc.		1,391,353
25,605	La-Z-Boy, Inc., Class Z		948,409
12,825	LCI Industries		1,685,461
11,534	LGI Homes, Inc.*		1,867,816
15,635	Lumber Liquidators Holdings, Inc.		329,898
15,765	M/I Homes, Inc.		924,933
157,139	Macy's, Inc.		2,979,355
12,122	Marcus Corp. (The)*		257,108
11,493	Marinemax, Inc.		560,169
30,128	MDC Holdings, Inc.		1,524,477
19,932	Meritage Homes Corp.		1,875,203
38,203	Meritor, Inc.		894,714
21,410	Methode Electronics, Inc.		1,053,586
6,527	Monarch Casino & Resort, Inc.		431,892
9,643	Motorcar Parts of America, Inc.		216,389
8,831	Movado Group, Inc.		277,912
26,856	Odp Corp. (The)		1,289,357
8,855	Oxford Industries, Inc.		875,228
6,853	PC Connection, Inc.		317,088
10,489	PetMed Express, Inc.*		334,075
12,597	Pricesmart, Inc.		1,146,453
7,893	Red Robin Gourmet Burgers, Inc.		261,337
12,314	Regis Corp.		115,259
73,110	Resideo Technologies, Inc.		2,193,300
16,090	Ruth's Hospitality Group, Inc.		370,553
57,891	Sally Beauty Holdings, Inc.		1,277,654
12,775	Scansource, Inc.		359,361
18,343	Shake Shack, Inc., Class A*		1,963,068
4,481	Shoe Carnival, Inc.*		320,795
26,379	Signet Jewelers Ltd.		2,131,159
25,563	Skywest, Inc.		1,100,998
12,436	Sleep Number Corp.		1,367,338
12,469	Sonic Automotive, Inc., Class A		557,863
10,182	Standard Motor Products, Inc.		441,390
40,527	Steven Madden Ltd.		1,773,461
25,972	Titan International, Inc.		220,243
27,204	Tupperware Brands Corp.		646,095
8,334	Unifi, Inc.		203,016
7,712	Unifirst Corp.		1,809,544
8,458	Universal Electronics, Inc.		410,213
13,151	Vera Bradley, Inc.		162,941
6,451	Veritiv Corp.		396,220

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Consumer, Cyclical (continued)
27,110	Wabash National Corp.		$433,760
17,174	Winnebago Industries, Inc.		1,167,145
43,512	Wolverine World Wide, Inc.		1,463,744
10,862	Zumiez, Inc.		532,129
	Total Consumer, Cyclical		85,849,687
	Consumer, Non-cyclical	17.67%
17,106	Aaron's Co., Inc. (The)		547,221
33,983	Abm Industries, Inc.		1,507,146
8,429	Addus Homecare Corp.		735,346
23,038	Alarm.com Holdings, Inc.		1,951,319
9,415	American Public Education, Inc.		266,821
24,604	AMN Healthcare Services, Inc.		2,386,096
16,040	Andersons, Inc. (The)		489,701
19,842	Angiodynamics, Inc.		538,314
6,781	Ani Pharmaceuticals, Inc.		237,674
8,363	Anika Therapeutics, Inc.		362,034
43,038	Arlo Technologies, Inc.		291,367
25,263	Avanos Medical, Inc.		918,815
34,014	B&G Foods, Inc., Class A*		1,115,659
9,020	Calavo Growers, Inc.		572,048
19,940	Cal-Maine Foods, Inc.		722,027
25,983	Cara Therapeutics, Inc.		370,777
21,694	Cardiovascular Systems, Inc.		925,249
17,045	Celsius Holdings, Inc.*		1,296,954
5,492	Central Garden & Pet Co.*		290,692
21,058	Central Garden & Pet Co., Class A		1,017,101
17,176	Chefs' Warehouse, Inc. (The)*		546,712
2,527	Coca-Cola Consolidated, Inc.		1,016,183
38,343	Coherus Biosciences, Inc.		530,284
19,636	Collegium Pharmaceutical, Inc.		464,195
15,193	ConMed Corp.*		2,087,974
60,256	Corecivic, Inc.		630,880
5,188	Corvel Corp.		696,748
51,774	Covetrus, Inc.*		1,397,898
20,144	Cross Country Healthcare, Inc.		332,578
21,510	Cryolife, Inc.		610,884
9,610	Cutera, Inc.		471,178
38,796	Cytokinetics, Inc.		767,773
21,748	Deluxe Corp.		1,038,902
8,233	Eagle Pharmaceuticals, Inc./de		352,372
28,100	Edgewell Personal Care Co.*		1,233,590
21,245	Elf Beauty, Inc.		576,589
10,244	Enanta Pharmaceuticals, Inc.		450,838
27,115	Ensign Group, Inc. (The)		2,350,057
30,546	Evertec, Inc.		1,333,333
5,647	Forrester Research, Inc.		258,633
16,042	Fresh Del Monte Produce, Inc.		527,461
9,445	Fulgent Genetics, Inc.*		871,112
24,076	Glaukos Corp.		2,042,367

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

SMALL CAPITALIZATION EQUITY INDEX FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Consumer, Non-cyclical (continued)
27,731	Green Dot Corp., Class A		$1,299,197
23,006	Hanger, Inc.		581,592
9,796	Heidrick & Struggles International, Inc.		436,412
5,266	Heska Corp.		1,209,758
41,475	Innoviva, Inc.		556,180
10,003	Inogen, Inc.		651,896
17,506	Integer Holdings Corp.		1,649,065
9,585	Inter Parfums, Inc.		690,120
18,056	Invacare Corp.*		145,712
7,848	J & J Snack Foods Corp.		1,368,770
5,059	John B Sanfilippo & Son, Inc.		448,076
7,178	Joint Corp. (The)		602,378
16,783	Kelly Services, Inc., Class A		402,289
27,294	Korn Ferry		1,980,180
36,074	Lantheus Holdings, Inc.		997,085
9,908	Lemaitre Vascular, Inc.		604,586
24,259	Luminex Corp.		892,731
12,277	Magellan Health, Inc.		1,156,493
6,037	Medifast, Inc.		1,708,350
23,754	Meridian Bioscience, Inc.		526,864
25,715	Merit Medical Systems, Inc.		1,662,732
7,405	Mgp Ingredients, Inc.		500,874
6,481	Modivcare, Inc.		1,102,224
16,810	Monro, Inc.		1,067,603
40,004	Myriad Genetics, Inc.		1,223,322
12,592	National Beverage Corp.		594,720
18,773	Natus Medical, Inc.		487,723
61,405	Neogenomics, Inc.		2,773,664
22,378	Omnicell, Inc.		3,389,148
38,738	Orasure Technologies, Inc.		392,803
28,192	Organogenesis Holdings, Inc., Class A		468,551
10,775	Orthofix Medical, Inc.		432,185
38,578	Owens & Minor, Inc.		1,633,007
24,211	Pacira Biosciences, Inc.*		1,469,124
13,937	Pennant Group, Inc. (The)		570,023
36,482	Perdoceo Education Corp.		447,634
13,331	Phibro Animal Health Corp., Class A		384,999
27,645	Prestige Consumer Healthcare, Inc.		1,440,305
17,866	Quanex Building Products Corp.		443,791
23,799	Radnet, Inc.		801,788
30,315	Rent-A-Center, Inc./Tx, Class A		1,608,817
15,462	Resources Connection, Inc.		222,034
56,229	Select Medical Holdings Corp.		2,376,238
4,237	Seneca Foods Corp., Class A		216,426
43,553	Simply Good Foods Co. (The)		1,590,120
21,213	Spartannash Co.*		409,623
91,461	Spectrum Pharmaceuticals, Inc.		342,979
30,053	Supernus Pharmaceuticals, Inc.*		925,332

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Consumer, Non-cyclical (continued)
8,282	Surmodics, Inc.		$449,299
11,028	Tactile Systems Technology, Inc.		573,456
16,286	Team, Inc.		109,116
21,138	Tivity Health, Inc.		556,141
17,745	Trueblue, Inc.		498,812
29,406	United Natural Foods, Inc.		1,087,434
7,204	US Physical Therapy, Inc.		834,728
6,329	Usana Health Sciences, Inc.		648,280
31,196	Vanda Pharmaceuticals, Inc.		671,026
20,871	Varex Imaging Corp.		559,760
24,213	Vericel Corp.*		1,271,183
10,425	Viad Corp.		519,686
7,070	WD-40 Co.*		1,811,970
31,526	Xencor, Inc.		1,087,332
12,204	Zynex, Inc.*		189,528
	Total Consumer, Non-cyclical		94,884,176
	Energy	4.87%
64,929	Archrock, Inc.		578,517
9,590	Bonanza Creek Energy, Inc.		451,401
11,619	Bristow Group, Inc.		297,563
23,214	Callon Petroleum Co.*		1,339,216
15,154	Consol Energy, Inc.		279,894
23,731	Core Laboratories NV*		924,322
9,361	Dmc Global, Inc.		526,182
17,743	Dril-Quip, Inc.		600,246
16,980	Futurefuel Corp.		163,008
21,293	Green Plains, Inc.*		715,871
71,310	Helix Energy Solutions Group, Inc.		407,180
54,136	Helmerich & Payne, Inc.*		1,766,458
4,869	Laredo Petroleum, Inc.*		451,794
55,080	Matador Resources Co.		1,983,431
13,414	Matrix Service Co.		140,847
3,278	Nabors Industries Ltd.		374,479
55,997	Now, Inc.		531,411
50,016	Oceaneering International, Inc.		778,749
30,888	Oil States International, Inc.		242,471
22,346	Par Pacific Holdings, Inc.		375,860
94,216	Patterson-UTI Energy, Inc.		936,507
48,187	Pbf Energy, Inc., Class A		737,261
49,832	PDC Energy, Inc.		2,281,807
7,682	Penn Virginia Corp.		181,372
40,949	Propetro Holding Corp.		375,093
130,251	Range Resources Corp.		2,183,007
24,047	Renewable Energy Group, Inc.		1,499,090
2,635	Rex American Resources Corp.		237,624
29,486	Rpc, Inc.		145,956
54,968	SM Energy Co.		1,353,862
326,393	Southwestern Energy Co.		1,850,648
41,891	Suncoke Energy, Inc.		299,102

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

SMALL CAPITALIZATION EQUITY

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Energy (continued)
16,040	Talos Energy, Inc.		$250,866
37,326	US Silica Holdings, Inc.		431,488
25,797	Warrior Met Coal, Inc.		443,708
	Total Energy		26,136,291
	Financials	24.77%
43,715	Acadia Realty Trust		959,981
34,192	Agree Realty Corp.		2,410,194
36,278	Alexander & Baldwin, Inc.		664,613
9,332	Allegiance Bancshares, Inc.		358,722
23,200	AMBAC Financial Group, Inc.		363,312
25,430	American Assets Trust, Inc.		948,285
43,093	American Equity Investment Life Holding Co.		1,392,766
34,988	Ameris Bancorp		1,771,442
9,679	Amerisafe, Inc.		577,739
64,964	Apollo Commercial Real Estate Finance, Inc.		1,036,176
30,355	Armada Hoffler Properties, Inc.		403,418
35,858	Armour Residential REIT, Inc., Class REIT		409,498
37,835	Assured Guaranty Ltd.		1,796,406
25,859	Axos Financial, Inc.		1,199,599
9,436	B Riley Financial, Inc.		712,418
22,407	Banc of California, Inc.		393,019
9,398	Bancfirst Corp.		586,717
25,515	Bancorp, Inc. (The)		587,100
46,785	Bankunited, Inc.		1,997,252
17,458	Banner Corp.		946,398
25,691	Berkshire Hills Bancorp, Inc.		704,190
24,642	Blucora, Inc.		426,553
41,298	Boston Private Financial Holdings, Inc.		609,145
90,620	Brandywine Realty Trust*		1,242,400
33,221	Brightsphere Investment Group, Inc.		778,368
39,149	Brookline Bancorp, Inc.		585,278
63,204	Cadence Bancorp, Class A		1,319,700
64,721	Capitol Federal Financial, Inc.		762,413
48,479	Capstead Mortgage Corp.		297,661
49,295	Caretrust REIT, Inc.		1,145,123
6,527	Centerspace		514,980
14,145	Central Pacific Financial Corp.		368,619
24,470	Chatham Lodging Trust		314,929
7,853	City Holding Co.		590,860
35,992	Columbia Banking System, Inc.		1,387,852
27,036	Community Bank System, Inc.		2,045,273
11,488	Community Healthcare Trust, Inc.		545,220
14,920	Customers Bancorp, Inc.		581,731
64,105	Cvb Financial Corp.		1,319,922
105,494	Diamondrock Hospitality Co.		1,023,292
8,800	Dime Community Bancshares Inc.		–
17,719	Dime Community Bancshares, Inc.		595,713
119,832	Diversified Healthcare Trust		500,898

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Financials (continued)
16,028	Eagle Bancorp, Inc.		$898,850
42,070	Easterly Government Properties, Inc.		886,836
13,315	Ehealth, Inc.*		777,596
23,505	Ellington Financial, Inc.		450,121
14,303	Employers Holdings, Inc.		612,168
16,547	Encore Capital Group, Inc.		784,162
19,350	Enova International, Inc.		661,963
59,354	Essential Properties Realty Trust, Inc.		1,604,932
26,630	Ezcorp, Inc., Class A		160,579
16,844	FB Financial Corp.		628,618
108,185	First Bancorp/Puerto Rico		1,289,565
14,265	First Bancorp/Southern Pines Nc		583,581
48,210	First Commonwealth Financial Corp.		678,315
48,811	First Financial Bancorp		1,153,404
65,414	First Hawaiian, Inc.		1,853,833
57,366	First Midwest Bancorp, Inc./Il		1,137,568
23,869	Flagstar Bancorp, Inc.		1,008,943
39,068	Four Corners Property Trust, Inc.		1,078,667
48,318	Franklin Street Properties Corp.		254,153
256,441	Genworth Financial, Inc., Class A		1,000,120
65,965	Geo Group, Inc. (The)*		469,671
19,063	Getty Realty Corp.		593,812
47,850	Global NET Lease, Inc.		885,225
27,880	Granite Point Mortgage Trust, Inc.		411,230
27,647	Great Western Bancorp, Inc.		906,545
9,125	Greenhill & Co., Inc.		141,985
15,391	Hanmi Financial Corp.		293,352
3,288	Hci Group, Inc.*		326,926
18,057	Heritage Financial Corp./Wa		451,786
18,476	Hersha Hospitality Trust, Class A		198,802
32,658	Hilltop Holdings, Inc.		1,188,751
10,748	Homestreet, Inc.		437,874
61,955	Hope Bancorp, Inc.		878,522
20,799	Horace Mann Educators Corp.		778,299
51,212	Independence Realty Trust, Inc.		933,595
16,573	Independent Bank Corp.		1,251,261
18,421	Independent Bank Group, Inc.		1,362,786
32,752	Industrial Logistics Properties Trust		856,137
12,148	Innovative Industrial Properties, Inc., Class A*		2,320,511
146,506	Invesco Mortgage Capital, Inc.		571,373
113,084	Investors Bancorp, Inc.		1,612,578
36,716	iStar, Inc.*		761,123
18,679	James River Group Holdings Ltd.		700,836
42,556	Kite Realty Group Trust		936,658
13,657	KKR Real Estate Finance Trust, Inc.		295,401
140,106	Lexington Realty Trust		1,674,267
19,813	LTC Properties, Inc.		760,621
43,206	Mack-Cali Realty Corp.		740,983
12,137	Marcus & Millichap, Inc.		471,765

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

SMALL CAPITALIZATION EQUITY INDEX FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Financials (continued)
16,008	Meta Financial Group, Inc.		$810,485
34,580	Mr Cooper Group, Inc.		1,143,215
15,423	National Bank Holdings Corp., Class A		582,064
21,772	Nbt Bancorp, Inc.		783,139
196,035	New York Mortgage Trust, Inc.		876,276
11,497	Nexpoint Residential Trust, Inc.		632,105
43,319	Nmi Holdings, Inc., Class A		973,811
23,239	Northfield Bancorp, Inc.		381,120
63,800	Northwest Bancshares, Inc.		870,232
24,216	Office Properties Income Trust		709,771
25,870	Ofg Bancorp		572,244
83,156	Old National Bancorp		1,464,377
47,491	Pacific Premier Bancorp, Inc.		2,008,394
11,012	Palomar Holdings, Inc.		830,966
7,129	Park National Corp.*		837,087
50,772	Pennymac Mortgage Investment Trust		1,069,258
7,236	Piper Sandler Cos.		937,496
23,978	Pra Group, Inc.		922,434
6,816	Preferred Bank/Los Angeles CA		431,248
27,011	Proassurance Corp.		614,500
36,348	Provident Financial Services, Inc.		832,006
9,508	RE/Max Holdings, Inc., Class A		316,902
30,522	Ready Capital Corp.		484,384
59,909	Realogy Holdings Corp.		1,091,542
59,231	Redwood Trust, Inc.		714,918
28,256	Renasant Corp.		1,130,240
60,215	Retail Opportunity Investments Corp.		1,063,397
109,418	Retail Properties of America, Inc., Class A		1,252,836
41,122	Rpt Realty		533,764
19,790	S&t Bancorp, Inc.		619,427
7,359	Safehold, Inc.*		577,681
7,160	Safety Insurance Group, Inc.		560,485
6,621	Saul Centers, Inc.		300,924
27,740	Seacoast Banking Corp. of Florida		947,321
23,452	Selectquote, Inc.		451,686
82,700	Service Properties Trust		1,042,020
23,639	Servisfirst Bancshares, Inc.*		1,606,979
54,364	Simmons First National Corp., Class A		1,595,040
38,225	SiriusPoint Ltd.		384,926
85,909	Site Centers Corp.		1,293,790
15,503	Southside Bancshares, Inc.		592,680
15,780	St Joe Co. (The)		703,946
13,614	Stewart Information Services Corp.		771,778
9,206	Stonex Group, Inc.		558,528
53,176	Summit Hotel Properties, Inc.		496,132
51,773	Tanger Factory Outlet Centers, Inc.		975,921
6,077	Tompkins Financial Corp.		471,332
11,356	Triumph Bancorp, Inc.		843,183

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Financials (continued)
17,027	Trupanion, Inc.		$1,959,808
9,675	Trustco Bank Corp. NY		332,626
140,870	Two Harbors Investment Corp.		1,064,977
43,541	United Community Banks, Inc./Ga		1,393,747
10,809	United Fire Group, Inc.		299,734
10,463	United Insurance Holdings Corp.		59,639
117,815	Uniti Group, Inc.		1,247,661
6,733	Universal Health Realty Income Trust		414,416
14,151	Universal Insurance Holdings, Inc.		196,416
15,076	Urstadt Biddle Properties, Inc., Class A		292,173
24,811	Veritex Holdings, Inc.		878,557
3,633	Virtus Investment Partners, Inc.		1,009,138
14,917	Walker & Dunlop, Inc.		1,557,036
42,439	Washington Real Estate Investment Trust		976,097
13,462	Westamerica Bancorporation		781,200
19,937	Whitestone REIT, Class B		164,480
56,529	Wisdomtree Investments, Inc.		350,480
2,120	World Acceptance Corp.		339,709
23,849	Wsfs Financial Corp.		1,111,125
57,101	Xenia Hotels & Resorts, Inc.		1,069,502
	Total Financials		133,054,335
	Industrials	17.00%
21,132	Aaon, Inc.*		1,322,652
17,096	Aar Corp.		662,470
20,306	Advanced Energy Industries, Inc.		2,288,689
11,505	Aerovironment, Inc.		1,152,226
5,097	Alamo Group, Inc.		778,210
15,927	Albany International Corp., Class A		1,421,644
9,096	American Woodmark Corp.		743,052
13,195	Apogee Enterprises, Inc.		537,432
20,046	Applied Industrial Technologies, Inc.		1,825,389
12,673	Applied Optoelectronics, Inc.*		107,340
12,841	Arcbest Corp.		747,218
24,227	Arcosa, Inc.		1,423,094
11,576	Astec Industries, Inc.		728,593
14,253	Atlas Air Worldwide Holdings, Inc.		970,772
12,965	AZZ, Inc.		671,328
15,437	Badger Meter, Inc.		1,514,678
23,793	Barnes Group, Inc.		1,219,391
7,226	BEL Fuse, Inc., Class B		104,054
18,802	Benchmark Electronics, Inc.		535,105
21,342	Boise Cascade Co.		1,245,306
24,832	Brady Corp., Class A		1,391,585
18,041	Chart Industries, Inc.*		2,639,759
10,572	Circor International, Inc.		344,647
18,687	Comfort Systems USA, Inc.		1,472,349
13,502	Comtech Telecommunications Corp.		326,208
13,648	Dorian Lpg Ltd.		192,710
9,130	Dxp Enterprises, Inc./Tx		304,029

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

SMALL CAPITALIZATION EQUITY INDEX FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Industrials (continued)
13,367	Echo Global Logistics, Inc.		$410,902
10,668	Encore Wire Corp.		808,528
30,990	Enerpac Tool Group Corp., Class A		824,954
10,336	EnPro Industries, Inc.		1,004,142
13,276	Esco Technologies, Inc.		1,245,422
26,355	Exponent, Inc.		2,351,130
19,523	Fabrinet		1,871,670
9,921	Faro Technologies, Inc.		771,556
31,240	Federal Signal Corp.		1,256,785
13,790	Forward Air Corp.		1,237,653
19,787	Franklin Electric Co., Inc.		1,595,228
16,780	Gibraltar Industries, Inc.		1,280,482
22,974	Granite Construction, Inc.		954,110
16,528	Greenbrier Cos., Inc. (The)*		720,290
24,675	Griffon Corp.		632,420
40,564	Harsco Corp.		828,317
6,366	Haynes International, Inc.		225,229
25,112	Heartland Express, Inc.		430,169
38,917	Hillenbrand, Inc.		1,715,461
16,948	Hub Group, Inc., Class A		1,118,229
14,463	Ichor Holdings Ltd.		778,109
10,484	Insteel Industries, Inc.		337,061
23,248	Itron, Inc.		2,324,335
16,302	John Bean Technologies Corp.		2,324,991
13,975	Kaman Corp.		704,340
49,125	Knowles Corp.		969,728
5,550	Lindsay Corp.		917,304
8,941	Lydall, Inc.		541,109
30,507	Marten Transport Ltd.		503,060
10,706	Materion Corp.		806,697
22,411	Matson, Inc.		1,434,304
15,850	Matthews International Corp., Class A		569,966
2,702	Mesa Laboratories, Inc.		732,701
14,821	Moog, Inc., Class A		1,245,853
29,824	Mueller Industries, Inc.		1,291,677
19,648	Myers Industries, Inc.		412,608
8,598	Myr Group, Inc.		781,730
82,073	O-I Glass, Inc., Class I		1,340,252
4,956	Olympic Steel, Inc.		145,657
9,210	OSI Systems, Inc.		936,104
9,488	Park Aerospace Corp.		141,371
11,504	Patrick Industries, Inc.		839,792
31,125	Pgt Innovations, Inc.		723,034
15,615	Plexus Corp.		1,427,367
4,490	Powell Industries, Inc.		138,966
14,351	Proto Labs, Inc.		1,317,422
18,450	Raven Industries, Inc.		1,067,333
13,355	Saia, Inc.		2,797,739

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Industrials (continued)
34,703	Sanmina Corp.		$1,352,029
6,997	SMART Global Holdings, Inc.		333,617
23,487	SPX Corp.		1,434,586
21,628	SPX Flow, Inc.		1,411,011
6,281	Standex International Corp.		596,130
9,736	Tennant Co.		777,420
19,699	Timkensteel Corp.		278,741
14,890	Tredegar Corp.		205,035
19,989	Trinseo SA		1,196,142
31,338	Triumph Group, Inc.		650,264
51,198	TTM Technologies, Inc.		732,131
32,028	UFP Industries, Inc.		2,380,962
8,398	US Concrete, Inc.		619,772
15,777	US Ecology, Inc.		591,953
11,080	Vicor Corp.		1,171,599
14,050	Watts Water Technologies, Inc., Class A		2,050,036
	Total Industrials		91,284,645
	Technology	8.67%
63,542	3D Systems Corp.*		2,539,774
55,628	8x8, Inc.		1,544,233
10,515	Agilysys, Inc.		597,988
72,577	Allscripts Healthcare Solutions, Inc.*		1,343,400
7,597	Apollo Medical Holdings, Inc.*		477,168
17,143	Axcelis Technologies, Inc.		692,920
19,945	Bottomline Technologies de, Inc.		739,561
11,536	Ceva, Inc.		545,653
24,737	COHU, Inc.		910,074
8,087	Computer Programs & Systems, Inc.		268,731
16,650	Csg Systems International, Inc.		785,547
17,438	Cts Corp.		647,996
41,152	Diebold Nixdorf, Inc.		528,392
18,762	Digi International, Inc.		377,304
21,493	Diodes, Inc.		1,714,497
15,293	Donnelley Financial Solutions, Inc.		504,669
11,340	DSP Group, Inc.		167,832
12,617	Ebix, Inc.*		427,716
16,877	Exlservice Holdings, Inc.		1,793,350
39,660	FormFactor, Inc.		1,446,004
18,588	Insight Enterprises, Inc.		1,858,986
31,346	Kulicke & Soffa Industries, Inc.		1,918,375
32,504	Liveperson, Inc.*		2,055,553
13,804	ManTech International Corp./VA, Class A		1,194,598
34,845	Maxlinear, Inc., Class A		1,480,564
3,928	Microstrategy, Inc., Class A*		2,610,156
31,272	Nextgen Healthcare, Inc.		518,803
17,239	Onespan, Inc.		440,284
24,700	Onto Innovation, Inc.		1,804,088
14,828	Pdf Solutions, Inc.		269,573
31,877	Photronics, Inc.		421,095

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

SMALL CAPITALIZATION EQUITY INDEX FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Technology (continued)
88,702	Pitney Bowes, Inc.		$777,917
30,637	Power Integrations, Inc.		2,514,072
22,561	Progress Software Corp.		1,043,446
56,449	Rambus, Inc.		1,338,406
18,132	Sps Commerce, Inc.		1,810,480
19,959	Sykes Enterprises, Inc.		1,071,798
12,164	Tabula Rasa Healthcare, Inc.*		608,200
9,188	Ttec Holdings, Inc.		947,191
22,402	Ultra Clean Holdings, Inc.		1,203,435
33,788	Unisys Corp.		855,174
25,202	Veeco Instruments, Inc.*		605,856
53,435	Xperi Holding Corp.		1,188,394
	Total Technology		46,589,253
	Utilities	1.55%
19,056	American States Water Co.		1,516,095
35,279	Avista Corp.		1,505,355
26,135	California Water Service Group		1,451,538
9,012	Chesapeake Utilities Corp.		1,084,414
15,881	Northwest Natural Holding Co.		834,070
58,506	South Jersey Industries, Inc.*		1,517,061
7,891	Unitil Corp.		417,986
	Total Utilities		8,326,519
	Total Utilities		$8,326,519
	Total Equities	98.80%	530,638,849
	(Cost $392,464,538)
	Rights
	Total Rights	0.02%	81,335
	(Cost $122)
	Short-Term Investments
$5,823,414	Dreyfus Government Cash Management		$5,823,414
	Total Short-Term Investments	1.08%	5,823,414
	(Cost $5,823,414)
	Short-Term Investments-Repurchase Agreements
	Invested Cash Collateral for Securities Loaned
2,534,300	Cantor D, 0.05%, 07/1/21		$2,534,236
1,230,409	JVB D, 0.09%, 07/1/21		1,230,345
1,563,231	Mirae D, 0.06%, 07/1/21		1,563,167
274,075	Nomura D, 0.04%, 07/1/21		274,011
2,534,300	Palafox A, 0.09%, 07/1/21		2,534,236
2,534,266	RBC D, 0.05%, 07/1/21		2,534,202
	Total Short-Term Investments-Repurchase Agreements	1.99%	10,670,197
	(Cost $10,670,197)
	Total Investments	101.89%	547,213,795
	(Cost $408,958,271)

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Short-Term Investments-Repurchase Agreements (continued)
	Invested Cash Collateral for Securities Loaned (continued)
	Liabilities, Less Other Assets	-1.89%	(10,156,172)
	Net Assets	100.00%	$537,057,624

*	All or a portion of this security is on loan.

The market value of all loaned securities, including securities not in the top 50 holdings, is $47,111,217.

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

SMALL CAPITALIZATION EQUITY INDEX FUND

June 30, 2021

$364,000 of cash pledged as margin for futures contracts. The Portfolio had the following open futures contracts at June 30, 2021:

OPEN FUTURES CONTRACTS:
Type	Number of Contracts	Notional Amount	Position	Expiration	Unrealized Gains (Losses) at June 30, 2021
E-Mini Russell 2000	56	$6,483,400	Long	Sep 2021	$(21,560)

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERNATIONAL SMALL CAPITALIZATION EQUITY FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities
	Basic Materials	6.90%
1,300	Aichi Steel Corp.		$35,724
397,407	Alumina Ltd.		490,791
5,280	Aurubis AG		489,403
4,167	Bulten AB		50,089
2,150	Canfor Corp.		49,240
67,806	Capital Ltd.		69,316
38,656	Centamin PLC		54,042
9,230	Centerra Gold, Inc., Class Common Subscription Receipt		70,140
91,000	China General Plastics Corp.		123,620
173,000	Chung Hung Steel Corp.		379,995
3,990	Constellium Se, Class A		75,611
2,300	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.		47,496
1,416	Ero Copper Corp.		29,743
47,000	Feng Hsin Steel Co. Ltd.		137,141
28,676	Ferrexpo PLC		169,471
11,350	Ghcl Ltd.		41,434
3,700	Godo Steel Ltd.		55,138
219,440	Grange Resources Ltd.		98,023
266,000	Ho Tung Chemical Corp.		116,949
10,700	Hokuetsu Corp.		55,626
9,950	Igo Ltd.		56,996
5,062	Interfor Corp., Class Common Subscription Receipt		126,887
206,997	Jubilee Metals Group PLC		52,902
7,600	Karora Resources, Inc.		24,488
8,328	Kemira OYJ		131,156
1,400	Kureha Corp.		81,106
4,800	Kyoei Steel Ltd.		62,622
23,000	Lintec Corp.		499,414
85,100	Lotte Chemical Titan Holding BHD		56,986
2,919	Lx Hausys Ltd.		254,795
99,559	Mount Gibson Iron Ltd.		70,633
38,000	Nantex Industry Co. Ltd.		195,711
136,234	Pan African Resources PLC		32,446
18,856	Royal Bafokeng Platinum Ltd.		134,790
3,100	Sakai Chemical Industry Co. Ltd.		51,671
2,500	Sakata Inx Corp.		22,772
139,305	Shanta Gold Ltd.		31,080
600	Sumitomo Seika Chemicals Co. Ltd.		19,461
47,000	Taita Chemical Co. Ltd.		73,547
2,900	Tokyo Tekko Co. Ltd.		40,447
2,400	Ube Industries Ltd.		48,631
6,100	Unipar Carbocloro SA		120,825
110,600	United Paper PCL		72,813
206,649	Westgold Resources Ltd.		291,667
96,000	Yfy, Inc.		157,459
	Total Basic Materials		5,350,297
	Communications	5.28%

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Communications (continued)
3,194	Adva Optical Networking Se		$44,241
82,093	Airtel Africa PLC		87,380
4,500	Audiocodes Ltd.		148,905
6,510	AudioCodes Ltd.		218,765
56,470	Bezeq The Israeli Telecommunication Corp. Ltd.		61,522
17,286	Codan Ltd./Australia		233,984
879	Cogeco, Inc.		68,244
1,250	Doubleugames Co. Ltd.		66,155
3,580	Flatexdegiro AG		481,866
5,776	Future PLC		249,910
2,000	Gmo Internet, Inc.		54,600
37,100	Internet Initiative Japan, Inc.		1,153,212
27,593	ITV PLC		47,858
14,800	Japan Communications, Inc.		27,869
498,800	Link NET TBK PT		147,920
36,018	Magyar Telekom Telecommunications PLC		51,958
15,958	Mondo Tv SpA		29,144
5,712	Prosiebensat.1 Media Se		113,631
46,959	Pushpay Holdings Ltd.		59,063
32,052	Reach PLC		121,765
7,500	Relia, Inc.		91,697
41,100	Sky Perfect Jsat Holdings, Inc.		149,973
50,880	Spirent Communications PLC		173,190
11,274	Telekom Austria AG, Class A		96,263
3,037	Telenet Group Holding NV		114,314
	Total Communications		4,093,429
	Consumer, Cyclical	15.93%
8,645	888 Holdings PLC		45,836
1,255	Akwel		36,612
965,100	AP Thailand PCL		251,438
964	Arb Corp. Ltd.		31,258
38,200	Asics Corp.		967,820
8,000	Astena Holdings Co. Ltd.		45,842
145,154	Autogrill SpA*		1,063,812
13,677	Betsson AB, Class B		111,627
1,464	Brp, Inc.		114,680
3,900	Cawachi Ltd.		78,850
575	Cewe Stiftung & Co. KGAA		89,055
426,546	Coats Group PLC		401,281
5,698	Collins Foods Ltd.		49,066
10,100	Dcm Holdings Co. Ltd.		96,277
19,786	de' Longhi SpA		862,075
1,700	EIZO Corp.		76,047
1,418	Electra Consumer Products 1970 Ltd.		81,507
1,962,600	Erajaya Swasembada TBK PT		93,393
2,445	Esprinet SpA		42,971
12,600	Exedy Corp.		184,930
2,628	Ferronordic AB		69,294
3,100	Fuji Corp./Miyagi		35,918

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERNATIONAL SMALL CAPITALIZATION EQUITY FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Consumer, Cyclical (continued)
486	G5 Entertainment AB		$29,863
4,204	Gestamp Automocion SA		22,265
34,062	Halfords Group PLC		202,901
2,368	Hornbach Baumarkt AG		104,044
2,177	Hornbach Holding AG & Co. KGAA		248,102
4,000	Idom, Inc.		23,570
5,300	Iwatani Corp.		318,029
55,000	Jnby Design Ltd.		97,736
89,700	Jvckenwood Corp.		191,539
17,873	Kindred Group PLC		280,358
5,000	Kojima Co. Ltd.		34,192
3,800	Komeri Co. Ltd.		89,633
161,016	Kongsberg Automotive ASA		51,606
25,692	Leovegas AB		114,158
6,224	Lf Corp.		112,470
1,057	Linamar Corp.		66,367
6,381	Maytronics Ltd.		132,986
85,427	Melia Hotels International SA		632,161
5,300	Mimasu Semiconductor Industry Co. Ltd.		130,888
6,200	Mitsui-Soko Holdings Co. Ltd.		141,105
3,500	Nafco Co. Ltd.		63,258
2,377	Nature Holdings Co. Ltd. (The)		156,616
5,910	New Wave Group AB, Class B		75,048
12,924	Nick Scali Ltd.		113,716
1,200	Nihon Chouzai Co. Ltd.		16,899
3,400	Nok Corp.		42,213
9,000	Okamura Corp.		121,876
47,000	Paiho Shih Holdings Corp.		82,234
8,587	Pets At Home Group PLC		54,093
5,331	Richelieu Hardware Ltd.		172,720
7,600	Ride On Express Holdings Co. Ltd.*		97,782
32,061	Safestore Holdings PLC		419,433
234,000	Samsonite International SA		478,495
3,900	Sankyo Tateyama, Inc.		30,043
5,800	Sanyo Shokai Ltd.		49,278
54,800	Sega Sammy Holdings, Inc.		719,870
10,100	Seria Co. Ltd.		372,642
74,300	Sheng Siong Group Ltd.		87,334
4,600	Sumitomo Rubber Industries Ltd.		63,535
21,761	Super Retail Group Ltd.		210,912
249,000	Tai Hing Group Holdings Ltd.		70,219
1,621	Thule Group AB		71,913
42,000	Tianneng Power International Ltd.		73,445
4,455	Tokmanni Group Corp.		123,204
3,300	Tokyotokeiba Co. Ltd.		134,836
378,490	Trident Ltd./India		83,255
1,100	Uchida Yoko Co. Ltd.		48,761
10,428	Unieuro SpA		301,744

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Consumer, Cyclical (continued)
9,800	Unitika Ltd.		$31,080
4,905	Vaibhav Global Ltd.		52,673
237	V-Zug Holding AG		36,511
2,492	Watches of Switzerland Group PLC		28,780
6,325	Wickes Group PLC		21,495
	Total Consumer, Cyclical		12,359,475
	Consumer, Non-cyclical	18.62%
8,800	Ain Holdings, Inc.		549,455
45,376	Alliance Pharma PLC		62,183
20,300	Ansell Ltd.		663,102
7,319	Arcticzymes Technologies ASA*		78,377
5,600	Ariake Japan Co. Ltd.		347,635
451	Bachem Holding AG, Class B		267,375
15,991	Bajaj Consumer Care Ltd.		61,464
7,846	Biogaia AB, Class B		436,697
3,913	Biosynex		103,945
84,866	Capita PLC		43,742
35,000	China Shineway Pharmaceutical Group Ltd.		35,875
92,871	Clipper Logistics PLC		1,032,788
2,300	Cti Engineering Co. Ltd.		47,040
17,816	CVS Group PLC		594,378
18,474	de La Rue PLC		47,520
109	Dongwon Industries Co. Ltd.		25,456
1,900	Earth Corp.		110,415
67,399	Emeco Holdings Ltd.		53,383
864	Eurobio Scientific SA		18,505
9,189	Extendicare, Inc., Class Trust Unit		63,150
5,623	Forfarmers NV		33,208
2,952	Gaeasoft		62,912
3,709	Greggs PLC		132,963
1,500	Hogy Medical Co. Ltd.		46,153
94,761	Inghams Group Ltd.		283,145
13,273	Integral Diagnostics Ltd.		51,816
7,749	Iol Chemicals And Pharmaceuticals Ltd.		63,374
7,400	Itoham Yonekyu Holdings, Inc.		47,671
97,745	Iwg PLC		405,900
523,100	Japfa Comfeed Indonesia TBK PT		62,411
193,800	Japfa Ltd.		118,944
2,266	Korian SA		83,681
1,200	Kyokuyo Co. Ltd.		31,300
3,100	Life Corp.		98,455
383,250	L'occitane International SA		1,401,559
24,067	Loomis AB, Class B		753,347
111,629	Marksans Pharma Ltd.		129,531
100,949	Mitie Group PLC		94,830
12,400	Nipro Corp.		146,691
900	Nishio Rent All Co. Ltd.		25,137
2,900	Nisshin Oillio Group Ltd. (The)		80,214
610	Nomad Foods Ltd.		17,245

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERNATIONAL SMALL CAPITALIZATION EQUITY FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Consumer, Non-cyclical (continued)
1,319	Nomad Foods Ltd.		$37,288
4,794	North West Co., Inc. (The)		136,236
28,849	Norway Royal Salmon ASA		577,972
21,000	Pegavision Corp.		455,236
13,187	People Infrastructure Ltd.		45,442
116,000	Perfect Medical Health Management Ltd.		140,111
102,792	Premier Foods PLC		155,634
3,200	Prima Meat Packers Ltd.		86,638
4,971	Qinetiq Group PLC		23,596
9,800	Qualicorp Consultoria E Corretora de Seguros SA		56,345
26,483	Redde Northgate PLC		145,974
3,190	Royal Unibrew A/S		406,371
13,100	Sakata Seed Corp.		430,805
75,513	Savills PLC		1,199,650
16,600	Shin Nippon BioMedical Laboratories Ltd.		122,492
1,230	Societe BIC SA		85,477
9,200	Soiken Holdings, Inc.		37,798
3,568	Sunjin Co. Ltd.		56,079
17,248	Tate & Lyle PLC		175,940
992	Tecan Group AG		491,949
2,405	Thyrocare Technologies Ltd.		42,473
3,700	Towa Pharmaceutical Co. Ltd.		90,141
543	Virbac SA		186,100
561	Viscofan SA		39,119
70,000	Vitasoy International Holdings Ltd.		260,049
3,500	Warabeya Nichiyo Holdings Co. Ltd.		68,335
4,800	Will Group, Inc., Class Preference		43,853
5,000	Yokohama Reito Co. Ltd.		39,733
	Total Consumer, Non-cyclical		14,449,808
	Diversified	0.32%
759	Elco Ltd.		45,188
197,998	Haci OMER Sabanci Holding As		202,613
	Total Diversified		247,801
	Energy	1.96%
30,596	ARC Resources Ltd.		260,670
124,700	Dayang Enterprise Holdings BHD		39,349
389,499	Enquest PLC		111,650
52,400	Hengyuan Refining Co. BHD		60,838
2,400	Japan Petroleum Exploration Co. Ltd.		43,182
5,828	Landis+gyr Group AG		407,301
74,411	New Hope Corp. Ltd.*		96,645
4,523	Parex Resources, Inc.		75,608
10,160	Schoeller-Bleckmann Oilfield Equipment AG		427,128
	Total Energy		1,522,371
	Financials	15.46%
3,100	77 Bank Ltd. (The)		34,019
27,410	Abacus Property Group		64,821

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Financials (continued)
183	Advance Residence Investment Corp.		$610,055
18,200	AGF Management Ltd., Class B		116,699
3,000	Aichi Bank Ltd. (The)		74,791
146,200	Ardepro Co. Ltd.		79,034
25,466	Arena REIT		68,827
17,100	Artis Real Estate Investment Trust, Class Trust Unit		154,802
478	Asr Nederland NV		18,474
6,098	Banca Generali SpA		260,193
16,652	Banca Sistema SpA		40,483
55,286	Banco Bpm SpA		177,874
2,017	Bank of Georgia Group PLC		37,449
3,450	Bawag Group AG		183,620
1,580	Bellevue Group AG		68,372
51,789	Bper Banca		112,730
9,244	Canaccord Genuity Group, Inc.		101,376
1,981	Canadian Western Bank		55,672
34,750	Charter Hall Long Wale REIT, Class REIT		123,921
7,800	Chiba Kogyo Bank Ltd. (The)		18,202
1,555,000	China Reinsurance Group Corp., Class H		158,186
15,600	Credit Saison Co. Ltd.		190,309
2,039	DB Insurance Co. Ltd.		99,221
6,298	Dgb Financial Group, Inc.		52,010
63,496	Dovalue SpA		698,783
4,799	Eurocommercial Properties NV		119,400
140,000	Excellence Commercial Property & Facilities Management Group Ltd.		152,694
38,900	Fidea Holdings Co. Ltd.		42,058
52,246	Foxtons Group PLC		40,851
14,269	Gam Holding AG		31,028
975	Granite Real Estate Investment Trust		64,942
939	Grupo Catalana Occidente SA		36,246
11,878	H&R Real Estate Investment Trust, Class REIT		153,475
28,212	Hanwha General Insurance Co. Ltd.		122,127
2,287	Home Capital Group, Inc., Class B		68,704
143	Ichigo Hotel REIT Investment Corp., Class REIT		124,589
3,951	ICICI Securities Ltd.		34,070
1,472	Intervest Offices & Warehouses NV		39,888
39,970	Investec Ltd.		152,616
86,877	Investec PLC		346,007
8,800	Japan Securities Finance Co. Ltd.		64,301
14,768	JB Financial Group Co. Ltd.		98,746
2,700	Juroku Bank Ltd. (The)		47,583
692	Jyske Bank A/S		33,482
35,547	Korea Asset In Trust Co. Ltd.		151,354
24,220	Korea Real Estate Investment & Trust Co. Ltd.		50,756
3,599	Korean Reinsurance Co.		31,479
80,651	Kuo Yang Construction Co. Ltd.		83,799
90,434	Man Group PLC/Jersey		224,812
6,100	Meiwa Estate Co. Ltd.		33,690

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERNATIONAL SMALL CAPITALIZATION EQUITY FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Financials (continued)
13,888	Mercialys SA		$168,156
163	Mirai Corp., Class REIT		76,220
36,792	My Community Corp.		169,597
9,088	National Bank of Greece SA		25,866
46,084	Newriver REIT PLC		55,068
31,056	Ninety One PLC		94,471
2,700	Nippon Commercial Development Co. Ltd.*		42,352
11,000	Nishi-Nippon Financial Holdings, Inc.		62,636
8,400	Nomura Real Estate Holdings, Inc.		213,273
8,196	Norwegian Finans Holding ASA		92,340
4,746	Nyfosa AB		64,208
88,800	Osb Group PLC		569,202
15,103	Patrizia AG		394,034
6,252	Paypoint PLC		48,884
3,507	Plus500 Ltd.		64,677
96,300	Pruksa Holding PCL		41,465
85,048	Punjab National Bank		48,399
2,261,200	Puradelta Lestari TBK PT		29,941
11,500	Qualitas Controladora SAB de CV		53,918
18,077	Qudian, Inc.		43,566
356	Retail Estates NV		28,919
309	Ringkjoebing Landbobank A/S		31,341
27,740	Rothschild & Co.		1,077,372
106,100	Samhallsbyggnadsbolaget I Norden AB*		444,888
2,500	Sanei Architecture Planning Co. Ltd.		44,982
1,698,400	Sansiri PCL		70,480
601,300	SC Asset Corp. PCL		58,160
58,000	S-Enjoy Service Group Co. Ltd.		176,259
315,600	Seven Bank Ltd.		671,066
3,400	Shinoken Group Co. Ltd.		37,342
40,244	Sirius Real Estate Ltd.		61,488
5,492	Sparebank 1 Nord Norge		54,440
900	Starts Corp., Inc.		23,053
68	Starts Proceed Investment Corp., Class REIT		148,266
117,124	Supermarket Income REIT PLC		190,116
22,800	Takara Leben Co. Ltd.		69,022
26,712	True North Commercial Real Estate Investment Trust		159,845
1,760	Warsaw Stock Exchange		22,024
7,504	Watkin Jones PLC		22,288
55,106	Waypoint REIT		108,392
177,600	Yuexiu Property Co. Ltd.		187,071
	Total Financials		11,993,707
	Industrials	24.77%
5,503	Aeci Ltd.		37,888
52,700	Aem Holdings Ltd.		150,157
5,918	Andritz AG		332,520
18,700	Anritsu Corp.		348,930

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Industrials (continued)
2,007	Avio SpA		$29,608
4,210	Bekaert SA		187,623
71,505	Bergs Timber AB, Class B		43,310
323,140	Biffa PLC		1,450,806
47,877	Bingo Industries Ltd.		123,287
705	Boskalis Westminster		22,624
1,121	Bucher Industries AG		586,726
480	Budimex SA		35,303
2,100	Bunka Shutter Co. Ltd.		20,964
4,451	Buzzi Unicem SpA		118,079
11,382	Bw Lpg Ltd.		73,542
580	Chemometec A/S		78,020
2,400	Chodai Co. Ltd.		41,388
302	CIE D'entreprises Cfe		31,516
5,828	D/S Norden A/S		185,420
85,000	DA Cin Construction Co. Ltd.		105,707
1,600	Daihen Corp.		66,673
5,600	Daiseki Co. Ltd.		251,770
4,083	Dht Holdings, Inc.		26,499
12,000	Dimerco Express Corp.		57,712
41,000	Dmg Mori Co. Ltd.		736,589
239	Einhell Germany AG		46,199
6,800	Ej Holdings, Inc.		64,698
8,930	Escorts Ltd.		146,583
10,905	Finning International, Inc.		285,769
11,100	Fluidra SA		440,318
85,700	Frencken Group Ltd.		119,223
57,000	Fse Lifestyle Services Ltd.		45,874
35,100	Fuji Seal International, Inc.		736,534
10,287	Great Eastern Shipping Co. Ltd. (The)		53,815
5,200	Grupo Cementos de Chihuahua SAB de CV		41,858
4,133	Gvs SpA		67,687
3,128	Han Kuk Carbon Co. Ltd.		33,054
3,169	Hanjin Heavy Industries & Construction Co. Ltd.		24,032
9,300	Hanwa Co. Ltd.		268,970
7,408	Hanyang ENG Co. Ltd.		117,749
1,598	Heg Ltd.		47,097
9,652	Heidelbergcement India Ltd.		32,807
1,731	Heijmans NV		26,440
51,100	Hexagon Composites ASA		221,497
33,400	Hitachi Zosen Corp.		215,765
12,300	Horiba Ltd.		797,910
8,500	Iino Kaiun Kaisha Ltd.		33,544
10,867	Inwido AB		188,060
30,833	Irb Infrastructure Developers Ltd.		66,951
22,000	Johnson Electric Holdings Ltd.		56,800
3,200	Jsp Corp.		45,986
12,600	Juki Corp.		90,024
6,100	Kandenko Co. Ltd.		47,650

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERNATIONAL SMALL CAPITALIZATION EQUITY FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Industrials (continued)
5,603	Keller Group PLC		$62,077
446,000	Kerry Logistics Network Ltd.		1,352,498
4,400	Kintetsu World Express, Inc.		92,686
9,993	Kitron ASA		23,063
1,200	Kyudenko Corp.		38,544
1,394	Kyung Dong Navien Co. Ltd.		86,773
390	LG Innotek Co. Ltd.		77,228
5,452	Lindab International AB		127,309
17,932	Lisi		585,866
6,000	Lotes Co. Ltd.		125,760
18,300	Mabuchi Motor Co. Ltd.		692,495
7,400	Macnica Fuji Electronics Holdings, Inc.		178,083
7,000	Micro-Star International Co. Ltd.		39,569
16,774	Mullen Group Ltd.		180,974
3,763	Ncc AB, Class B		64,285
13,908	Nobina AB		126,360
1,795	Nordic Waterproofing Holding AB		38,787
1,500	Organo Corp.		84,197
286,500	Orora Ltd.		716,249
17,100	Osg Corp.		296,735
18,400	Palfinger AG		771,356
3,902	Per Aarsleff Holding A/S		175,481
4,864	Polyplex Corp. Ltd.		90,779
129,200	Polyplex Thailand PCL		104,811
23,545	Pricer AB, Class B		87,219
12,514	Rain Industries Ltd.		32,771
55,257	Renewi PLC		41,984
4,300	Restar Holdings Corp.		73,068
25,509	Royal Mail PLC		203,472
389	Schweiter Technologies AG		570,654
1,893	Semperit AG Holding		76,102
18,390	Senior PLC		38,488
38,576	Seohee Construction Co. Ltd.		71,250
6,500	Siam City Cement PCL		34,477
31,000	Sitc International Holdings Co. Ltd.		129,535
839	Solar A/S, Class B		72,921
37,330	Stagecoach Group PLC		42,339
123	Sto Se & Co. KGAA		26,839
2,400	Takamatsu Construction Group Co. Ltd.		43,723
6,005	Tarkett SA		142,427
2,154	Tfi International, Inc.		196,857
3,400	Toa Corp./Tokyo*		75,419
1,300	Tokyo Electron Device Ltd.		64,069
1,400	Toyo Kanetsu KK		31,030
8,400	Toyo Seikan Group Holdings Ltd.		114,810
3,600	Toyobo Co. Ltd.		43,236
5,911	Transcontinental, Inc., Class Common Subscription Receipt		111,127

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Industrials (continued)
2,946	Tube Investments of India Ltd.		$46,316
10,000	Txc Corp.		45,222
4,750	Tyman PLC		29,529
3,742	Uponor OYJ		108,456
17,656	Valmet OYJ		770,108
2,300	Verallia SA		85,264
1,454	Vicat SA		70,265
258,000	West China Cement Ltd.		39,535
3,300	Yokogawa Bridge Holdings Corp.		62,587
	Total Industrials		19,218,619
	Technology	6.63%
200	Adesso Se		33,442
1,598	Ams AG		32,086
598	Atoss Software AG		132,189
206,816	Bravura Solutions Ltd.		544,988
5,982	Computacenter PLC		212,546
4,100	Cresco Ltd.		70,408
69,900	Cse Global Ltd.		27,561
5,500	Cybernet Systems Co. Ltd.		35,679
11,431	Data#3 Ltd.		48,144
3,715	DB Hitek Co. Ltd.		205,848
2,800	Fortnox AB		137,771
8,000	Foxsemicon Integrated Technology, Inc.		68,479
206,000	Friendtimes, Inc.		58,093
18,000	Gigabyte Technology Co. Ltd.		69,448
10,000	Global Mixed Mode Technology, Inc.		84,343
6,220	Global Standard Technology Co. Ltd.		151,613
77,000	Greatek Electronics, Inc.		217,769
9,039	Hansen Technologies Ltd.		42,141
7,000	International Games System Co. Ltd.		211,036
4,100	Isb Corp.		56,999
6,300	Itfor, Inc.		45,580
7,245	Kainos Group PLC		147,627
1,154	Know It AB		37,850
1,312	Lime Technologies AB		49,951
13,836	Logo Yazilim Sanayi VE Ticaret As		52,907
6,800	Mcj Co. Ltd.		75,909
2,500	Megachips Corp.		71,741
1,500	Mitsubishi Research Institute, Inc.		53,316
2,100	Nippon Systemware Co. Ltd.		42,779
12,788	Ordina NV		57,325
54,000	Pax Global Technology Ltd.		62,095
23,397	Redington India Ltd.		84,170
17,000	Sitronix Technology Corp.		190,973
1,750	Soitec		385,803
32,000	Sonix Technology Co. Ltd.		107,959
5,810	Sopra Steria Group SACA		1,117,570
1,224	Sword Group		55,449
799	Wns Holdings Ltd.		63,816

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

INTERNATIONAL SMALL CAPITALIZATION EQUITY FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Technology (continued)
	Total Technology		5,143,403
	Utilities	2.62%
140,751	Aksa Enerji Uretim As, Class B		$187,290
62,725	Centrica PLC		44,591
31,300	Cia de Saneamento Do Parana		129,495
102,500	Cia de Saneamento Do Parana, Class Preference		85,385
50,051	Cia Energetica de Minas Gerais		121,091
62,000	Cia Paranaense de Energia		72,900
16,072	Enea SA		35,906
21,353	Gujarat Gas Ltd.		189,816
18,200	Hokkaido Electric Power Co., Inc.		82,481
5,900	Hokuriku Electric Power Co.		32,214
3,998	Mahanagar Gas Ltd.		61,129
9,521	Ormat Technologies Inc.		659,472
600	Ormat Technologies, Inc.		41,718
121,577	Ptc India Ltd.		169,289
362	SK Gas Ltd.		39,377
6,575	Torrent Power Ltd.		40,699
477	Xp Power Ltd.		36,769
	Total Utilities		2,029,622
	Total Equities	98.49%	76,408,532
	(Cost $63,084,125)
	Rights
1,472	Intervest Offices & WA-SCRIP		$2,671
	Total Rights	0.00%	2,671
	(Cost $–)
	Warrants	0.00%
7,600	NVDR WT		$0
	Total Warrants	0.00%	0
	(Cost $–)
	Short-Term Investments
$693,389	Dreyfus Government Cash Management		$693,389
	Total Short-Term Investments	0.89%	693,389
	(Cost $693,389)
	Short-Term Investments-Repurchase Agreements
	Invested Cash Collateral for Securities Loaned
371,960	Daiwa D, 0.05%, 07/1/21		$371,948
1,000,000	RBC D, 0.05%, 07/1/21		999,987
	Total Short-Term Investments-Repurchase Agreements	1.77%	1,371,935
	(Cost $1,371,935)
	Total Investments	101.15%	78,476,527
	(Cost $65,149,449)
	Liabilities, Less Other Assets	-1.15%	(891,916)

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Short-Term Investments-Repurchase Agreements (continued)
	Invested Cash Collateral for Securities Loaned (continued)
	Net Assets	100.00%	$77,584,611

*	All or a portion of this security is on loan.

The market value of all loaned securities, including securities not in the top 50 holdings, is $1,300,471.

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

MULTI-STYLE US EQUITY FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities
	Basic Materials	2.57%
31,331	Air Products & Chemicals, Inc.		$9,013,302
20,000	Celanese Corp., Class A		3,032,000
16,674	Ecolab, Inc.		3,434,344
17,393	Linde PLC		5,028,316
3,400	Lyondellbasell Industries NV, Class A		349,758
	Total Basic Materials		20,857,720
	Communications	19.11%
32,568	Airbnb, Inc., Class A		4,987,464
1,500	Alphabet, Inc., Class A		3,662,685
14,763	Alphabet, Inc., Class C		37,000,802
8,421	Amazon.com, Inc.		28,969,587
3,129	Booking Holdings, Inc.		6,846,534
9,135	CDW Corp./De		1,595,428
11,000	Charter Communications, Inc., Class A		7,935,950
93,000	Cisco Systems, Inc.		4,929,000
170,000	Comcast Corp., Class A		9,693,400
74,000	Dish Network Corp., Class A		3,093,200
6,501	Etsy, Inc.		1,338,166
68,308	Facebook, Inc., Class A		23,751,375
66,500	Fox Corp., Class A		2,469,145
52,000	Fox Corp., Class B		1,830,400
84,500	Juniper Networks, Inc.		2,311,075
11,234	Match Group, Inc.		1,811,482
10,830	NetFlix, Inc.		5,720,514
28,000	News Corp., Class A		721,560
20,000	T-Mobile US, Inc.		2,896,600
39,178	Uber Technologies, Inc.		1,963,601
9,932	Walt Disney Co. (The)		1,745,748
	Total Communications		155,273,716
	Consumer, Cyclical	5.88%
10,519	Burlington Stores, Inc.		3,387,013
33,112	Copart, Inc.		4,365,155
2,082	Domino's Pizza, Inc.		971,232
81,341	Draftkings, Inc., Class A		4,243,560
5,578	Freshpet, Inc.		908,991
47,000	Gap, Inc. (The)		1,581,550
27,475	Hilton Worldwide Holdings, Inc.		3,314,035
81,000	Honda Motor Co. Ltd.		2,606,580
13,293	Lululemon Athletica, Inc.		4,851,546
48,250	Nike, Inc., Class B		7,454,142
7,030	O'reilly Automotive, Inc.		3,980,456
110,000	Qurate Retail, Inc., Series A		1,439,900
27,496	Starbucks Corp.		3,074,328
39,983	TJX Cos., Inc. (The)		2,695,654
81,173	Volkswagen AG		2,032,572
5,602	Wingstop, Inc.		883,043
	Total Consumer, Cyclical		47,789,757
	Consumer, Non-cyclical	15.01%

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Consumer, Non-cyclical (continued)
3,364	Abiomed, Inc.		$1,049,938
1,014	Affirm Holdings, Inc., Class A		68,293
18,500	Alnylam Pharmaceuticals, Inc.		3,136,120
11,629	Anthem, Inc.		4,439,952
8,929	Avalara, Inc.		1,444,712
28,000	BioMarin Pharmaceutical, Inc.		2,336,320
74,068	Boston Scientific Corp.		3,167,148
12,384	Chegg, Inc.		1,029,234
44,000	Cigna Corp.		10,431,080
27,996	Constellation Brands, Inc., Class A		6,547,985
65,000	CVS Health Corp.		5,423,600
18,255	Fleetcor Technologies, Inc.		4,674,375
16,402	Global Payments, Inc.		3,076,031
21,898	IHS Markit Ltd.		2,467,029
39,790	Incyte Corp.		3,347,533
3,800	Legalzoom.Com, Inc.		106,400
8,834	Marketaxess Holdings, Inc.		4,095,354
107,079	Medtronic PLC		13,291,716
53,500	Molson Coors Beverage Co., Class B		2,872,415
21,111	Monster Beverage Corp.		1,928,490
25,020	Moody's Corp.		9,066,497
8,727	Omnicell, Inc.		1,321,704
23,031	Paypal Holdings, Inc.		6,713,076
30,871	PepsiCo, Inc.		4,574,156
35,586	Repay Holdings Corp., Class A		855,487
3,653	S&P Global, Inc.		1,499,374
10,945	Seagen, Inc.		1,727,997
12,190	Shift4 Payments, Inc., Class A		1,142,447
13,744	Square, Inc., Class A		3,350,787
9,820	Teleflex, Inc.		3,945,578
68,722	Transunion		7,546,363
90,776	Unilever PLC		5,310,396
	Total Consumer, Non-cyclical		121,987,587
	Energy	3.12%
79,500	Apa Corp.		1,719,585
58,700	ConocoPhillips		3,574,830
85,000	Halliburton Co.		1,965,200
40,000	Hess Corp.		3,492,800
200,000	Occidental Petroleum Corp.		6,254,000
124,000	Schlumberger NV		3,969,240
165,000	Williams Cos., Inc. (The)		4,380,750
	Total Energy		25,356,405
	Financials	20.50%
207,529	Aegon NV, Class G		857,095
53,440	American Express Co.		8,829,891
35,538	American Tower Corp.		9,600,235
170,000	Bank of America Corp.		7,009,100
127,500	Bank of New York Mellon Corp. (The)		6,531,825
47,876	Berkshire Hathaway, Inc., Class B		13,305,698

CATHOLIC UNITED INVESTMENT TRUST

UNAUDITED SCHEDULE OF INVESTMENTS

MULTI-STYLE US EQUITY FUND

June 30, 2021

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Financials (continued)
15,418	Brighthouse Financial, Inc.		$702,136
82,000	Capital One Financial Corp.		12,684,580
286,462	Charles Schwab Corp. (The)		20,857,298
2,266	Equinix, Inc.		1,818,692
69,456	First Republic Bank		13,000,079
16,000	Goldman Sachs Group, Inc. (The)		6,072,480
16,358	Hamilton Lane, Inc., Class A		1,490,541
10,000	Lincoln National Corp.		628,400
7,948	Markel Corp.		9,431,971
13,766	Marsh & McLennan Cos., Inc.		1,936,601
25,032	Mastercard, Inc., Class A		9,138,933
137,500	MetLife, Inc.		8,229,375
40,000	State Street Corp.		3,291,200
36,000	Truist Financial Corp.		1,998,000
80,551	US Bancorp		4,588,990
50,696	Visa, Inc., Class A		11,853,739
282,000	Wells Fargo & Co.		12,771,780
	Total Financials		166,628,639
	Industrials	7.53%
43,154	AMETEK, Inc.		5,761,059
71,672	Amphenol Corp., Class A		4,903,081
60,500	Carrier Global Corp.		2,940,300
18,850	Didi Global, Inc.		263,900
30,000	FedEx Corp.		8,949,900
79,239	Fortive Corp.		5,526,128
16,997	Fortune Brands Home & Security, Inc.		1,693,071
17,809	Hexcel Corp.		1,111,282
133,000	Johnson Controls International PLC		9,127,790
22,451	Mercury Systems, Inc.		1,488,052
4,997	Mettler-Toledo International, Inc.		6,922,544
17,000	Otis Worldwide Corp.		1,390,090
36,000	TE Connectivity Ltd.		4,867,560
5,896	Transdigm Group, Inc.		3,816,422
73,478	Vontier Corp.		2,393,913
	Total Industrials		61,155,092
	Technology	25.18%
26,634	Adobe, Inc.		15,597,936
67,979	Advanced Micro Devices, Inc.		6,385,268
213,081	Apple, Inc.		29,183,574
13,987	Autodesk, Inc.		4,082,805
57,000	Cognizant Technology Solutions Corp., Class A		3,947,820
72,500	Dell Technologies, Inc., Class C		7,226,075
29,119	Fidelity National Information Services, Inc.		4,125,289
45,000	Fiserv, Inc.		4,810,050
12,598	Guidewire Software, Inc.		1,420,047
270,000	Hewlett Packard Enterprise Co.		3,936,600
258,400	HP, Inc.		7,801,096
24,443	Intuit, Inc.		11,981,225
5,413	KLA Corp.		1,754,949

Shares or Principal Amount		Percent of Net Assets	Fair Value
	Equities (continued)
	Technology (continued)
62,400	Micro Focus International PLC		$469,872
130,472	Microchip Technology, Inc.		19,536,877
149,267	Microsoft Corp.		40,436,430
11,805	Roper Technologies, Inc.		5,550,711
50,884	Salesforce.com, Inc.		12,429,435
40,640	SAP Se		5,708,294
6,575	Servicenow, Inc.		3,613,291
4,040	Take-Two Interactive Software, Inc.		715,161
1,183	Uipath, Inc., Class A		80,361
29,031	Varonis Systems, Inc., Class B		1,672,766
18,000	Vmware, Inc., Class A		2,879,460
15,406	Workday, Inc., Class A		3,678,029
107,714	Zoominfo Technologies, Inc., Class A		5,619,439
	Total Technology		204,642,860
	Total Equities	98.90%	803,691,776
	(Cost $728,613,966)
	Warrants	0.00%
18,875	Occidental Petroleum Corp.		$262,551
	Total Warrants	0.03%	262,551
	(Cost $244,620)
	Short-Term Investments
$10,956,468	Dreyfus Government Cash Management		$10,956,468
	Total Short-Term Investments	1.35%	10,956,468
	(Cost $10,956,468)
	Total Investments	100.28%	814,910,795
	(Cost $739,815,054)
	Liabilities, Less Other Assets	-0.28%	(2,261,043)
	Net Assets	100.00%	$812,649,752

PART C: OTHER INFORMATION

ITEM 28.	EXHIBITS:

(a)(1)	Certificate of Trust of Catholic Responsible Investments Funds (the “Registrant”), dated July 8, 2021, is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Registration Statement on Form N-1A (File No. 333-258156), filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001398344-21-014761 on July 23, 2021.

(a)(2)	Registrant’s Amended and Restated Agreement and Declaration of Trust, dated November 17, 2021 (the “Agreement and Declaration of Trust”), is filed herewith.

(b)	Registrant’s By-Laws, dated July 8, 2021 (the “By-Laws”), are incorporated herein by reference to Exhibit (b) of the Registrant’s Registration Statement on Form N-1A (File No. 333-258156), filed with the SEC via EDGAR Accession No. 0001398344-21-014761 on July 23, 2021.

(c)	See Article III and Article V of the Agreement and Declaration of Trust, which is filed herewith.

(d)(1)	Investment Advisory Agreement, dated November 17, 2021, between the Registrant and Christian Brothers Investment Services Inc. (“CBIS”), is filed herewith.

(d)(2)(i)	Investment Sub-Advisory Agreement, dated November 17, 2021, between CBIS and Brandywine Global Investment Management, LLC (“Brandywine Global”), is filed herewith.

(d)(2)(ii)	Investment Sub-Advisory Agreement, dated November 17, 2021, between CBIS and Causeway Capital Management LLC (“Causeway”), is filed herewith.

(d)(2)(iii)	Investment Sub-Advisory Agreement, dated November 17, 2021, between CBIS and Dodge & Cox, is filed herewith.

(d)(2)(iv)	Investment Sub-Advisory Agreement, dated November 17, 2021, between CBIS and Global Alpha Capital Management, Ltd. (“Global Alpha”), is filed herewith.

(d)(2)(v)	Investment Sub-Advisory Agreement, dated November 17, 2021, between CBIS and Lazard Asset Management LLC (“Lazard”), is filed herewith.

(d)(2)(vi)	Investment Sub-Advisory Agreement, dated November 17, 2021, between CBIS and Longfellow Investment Management Co., LLC (“Longfellow”), is filed herewith.

(d)(2)(vii)	Investment Sub-Advisory Agreement, dated November 17, 2021, between CBIS and Mar Vista Investment Partners, LLC (“Mar Vista”), is filed herewith.

(d)(2)(viii)	Investment Sub-Advisory Agreement, dated November 17, 2021, between CBIS and Principal Global Investors, LLC (“Principal Global”), is filed herewith.

(d)(2)(ix)	Investment Sub-Advisory Agreement, dated November 17, 2021, between CBIS and RhumbLine Advisers (“RhumbLine”), is filed herewith.

(d)(2)(x)	Investment Sub-Advisory Agreement, dated November 17, 2021, between CBIS and Sun Life Capital Management (U.S.) LLC (“SLC Management”), is filed herewith.

(d)(2)(xi)	Investment Sub-Advisory Agreement, dated November 17, 2021, between CBIS and WCM Investment Management, LLC (“WCM”), is filed herewith.

(d)(2)(xii)	Investment Sub-Advisory Agreement, dated November 17, 2021, between CBIS and Wellington Management Company LLP (“Wellington Management”), is filed herewith.

(d)(3)	Expense Limitation Agreement, effective as of December 1, 2021, between the Registrant and CBIS, is filed herewith.

(e)	Distribution Agreement, dated November 17, 2021, between the Registrant and SEI Investments Distribution Co. (“SIDCO”), is filed herewith.

(f)	Not Applicable.

(g)	Custodian Agreement, dated November 17, 2021, between the Registrant and Brown Brothers Harriman & Co. (“BBH”), is filed herewith.

(h)(1)	Administration Agreement, dated November 17, 2021, between the Registrant and SEI Investments Global Funds Services (“SEIGFS”), is filed herewith.

(h)(2)	Transfer Agency Agreement, dated December 3, 2021, between the Registrant and Atlantic Shareholder Services, LLC, is filed herewith.

(h)(3)	Shareholder Services Plan, dated November 17, 2021, is filed herewith.

(h)(4)	Securities Lending Agency Agreement, dated November 17, 2021, between the Registrant and BBH, is filed herewith.

(i)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is filed herewith.

(j)(1)	Consent of Independent Registered Public Accounting Firm, Grant Thornton LLP, is filed herewith.

(j)(2)	Consent of Independent Registered Public Accounting Firm, BBD, LLP, is filed herewith.

(k)	Not applicable.

(l)	Not applicable.

(m)	Not applicable.

(n)	Registrant’s Rule 18f-3 Multiple Class Plan, including Schedules and Certificates of Class Designation thereto, dated November 17, 2021, is filed herewith.

(o)	Not applicable.

(p)(1)	Registrant’s Code of Ethics, is filed herewith.

(p)(2)	SIDCO’s Code of Ethics, dated August 21, 2020, is filed herewith.

(p)(3)	SEIGFS’ Code of Ethics, is filed herewith.

(p)(4)	CBIS’ Code of Ethics, is filed herewith.

(p)(5)	Brandywine Global’s Code of Ethics, dated October 2020, is filed herewith.

(p)(6)	Causeway’s Code of Ethics, dated June 30, 2021, is filed herewith.

(p)(7)	Dodge & Cox’s Code of Ethics, dated December 16, 2020, is filed herewith.

(p)(8)	Global Alpha’s Code of Ethics, dated June 2021, is filed herewith.

(p)(9)	Lazard’s Code of Ethics, is filed herewith.

(p)(10)	Longfellow’s Code of Ethics, is filed herewith.

(p)(11)	Mar Vista’s Code of Ethics, dated March 31, 2021 is filed herewith.

(p)(12)	Principal Global’s Code of Ethics, dated April 1, 2020, is filed herewith.

(p)(13)	RhumbLine’s Code of Ethics, dated April 2021, is filed herewith.

(p)(14)	SLC Management’s Code of Ethics, dated June 11, 2020, is filed herewith.

(p)(15)	WCM’s Code of Ethics, dated May 1, 2021, is filed herewith.

(p)(16)	Wellington Management’s Code of Ethics, dated January 1, 2020, is filed herewith.

(q)(1)	Powers of Attorney for Ms. Betty L. Krikorian and Messrs. Robert A. Nesher, N. Jeffrey Klauder, Mitchell A. Johnson, Bruce R. Speca, Joseph T. Grause, Jr., Robert Mulhall, Michael Beattie and Andrew Metzger are incorporated herein by reference to Exhibit (q)(1) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File No. 333-258156), filed with the SEC via EDGAR Accession No. 0001398344-21-020420 on October 26, 2021.

(q)(2)	Resolution adopted by the Board of Trustees of the Registrant is incorporated herein by reference to Exhibit (q)(2) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File No. 333-258156), filed with the SEC via EDGAR Accession No. 0001398344-21-020420 on October 26, 2021.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT:

Not applicable.

ITEM 30.	INDEMNIFICATION:

A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Registrant or a beneficial owner for any act, omission or obligation of the Registrant or any Trustee all as contemplated by Section 3803(b) of the Delaware Statutory Trust Act (the “Delaware Act”). A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, including for errors of judgment or mistakes of fact or law, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Registrant or to its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder. No Trustee who has been determined to be an “audit committee financial expert” (for purposes of Section 407 of the Sarbanes-Oxley Act of 2002 or any successor provision thereto) by the Trustees shall be subject to any greater liability or duty of care in discharging such Trustee’s duties and responsibilities by virtue of such determination than is any Trustee who has not been so designated.

The Registrant shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Registrant, any Person who is serving or has served at the Registrant’s request as a trustee, director, officer, employee or agent of another person (including, but not limited to, a wholly-owned subsidiary) in which the Registrant or a series thereof has any interest as a shareholder, creditor or otherwise to the fullest extent permitted by law and in the manner provided in the By-Laws.

The officers, employees, Advisory Board (as such term is defined in the 1940 Act) members and agents of the Registrant shall be entitled to the protection against personal liability for the obligations of the Registrant under Section 3803(c) of the Delaware Act. No officer, employee, Advisory Board member or agent of the Registrant shall be liable to the Registrant, its shareholders, or to any Trustee, officer, employee, or agent thereof for any action or failure to act (including, without limitation, the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misconduct, gross negligence or reckless disregard of his duties.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suite or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 31:	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER AND SUB-ADVISERS:

The following lists any other business, profession, vocation or employment of a substantial nature in which the investment adviser and each sub-adviser, and each director, officer or partner of the investment adviser and each sub-adviser, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner, or trustee. Unless noted below, none of the investment adviser or any sub-adviser, and/or director, officer or partner of the investment adviser or any sub-adviser, is or has been engaged within the last two fiscal years in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Christian Brothers Investment Services Inc.

CBIS serves as investment adviser for the Funds. The principal address of CBIS is 125 S. Wacker Drive, Suite 2400, Chicago, IL 60606. CBIS is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended October 31, 2020 and 2021.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Paul Ainslie, COO	Freshkills Park Alliance; Staten Island, NY 10314	Officer/Director
	SJF Ventures III, IV, and V; 200 N. Magnum St., Durham, NC 27701	Passive Limited Partner
	Growing Impact Ventures (formerly Cavendish Impact Capital, LP); San Diego, CA 92130	Passive Limited Partner
	Iroquois Valley Farmland REIT; 708 Church St, Suite 234, Evanston, IL 60201	Passive Investor
	Staten Island Academy; Staten Island, NY 10304	Trustee
	Shem Creek Capital Fund II; 16 Mica Lane, Suite 200, Wellesley, MA 02481	Passive Limited Partner
John Geissinger, CIO	Bear Stearns Private Funds; 46th Floor – 140 Broadway New York, NW 10005	Limited Partner
Peter Henrich, Chief Development Officer	DHP Investments, LLC	Manager – Personal investments of immediate family
Kathleen Flanagan, Board Member	Alverno College; 3400 S 43rd St. Milwaukee, WI 53234	Member of Board of Trustees
	Leadership Communication, Inc.	100% Owner
Edward Mooney, Board Member	Entasis Asset Management; 300 N Corporate Dr. Brookfield, WI 53045	Member
	Artisan Partners Limited Partnership; 430 W. 7th Street, Suite 219322 Kansas City, MO 64105-1407	Limited Partner
	Renasissant, Inc.; Wisconsin	Shareholder
	EPMJR LLC, 7038 N Beach Dr, Fox Point, WI, 53217-3657	Member
William Rybak, Board Member	JNL Funds	Trustee
	Calamos Funds; 2020 Calamos Court, Naperville, IL 60563-2787	Trustee
	Lewis University; 1 Univesrity Pkwy, Romeoville, IL 60446	Trustee
	Benchmark IV Fund	Limited Partner
	Makena Fund	Limited Partner

Brandywine Global Investment Management, LLC

Brandywine Global serves as an investment sub-adviser for the Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund. The principal address of Brandywine Global is 1735 Market Street, Suite 1800, Philadelphia, Pennsylvania 19103. Brandywine Global is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended October 31, 2020 and 2021.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Adam Spector, Managing Partner	Franklin Templeton Investments, Inc. One Franklin Parkway, San Mateo, CA 94403	EVP, Head of Global Distribution

Causeway Capital Management LLC

Causeway serves as an investment sub-adviser for the Catholic Responsible Investments International Equity Fund. The principal address of Causeway is 11111 Santa Monica Boulevard, 15th Floor, Los Angeles, California 90025. Causeway is an investment adviser registered under the Investment Advisers Act of 1940, as amended. During the fiscal years ended October 31, 2020 and 2021, no director, officer or partner of Causeway engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Dodge & Cox

Dodge & Cox serves as an investment sub-adviser for the Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Multi-Style US Equity Fund. The principal address of Dodge & Cox is 555 California Street, 40th Floor, San Francisco, California 94104. Dodge & Cox is an investment adviser registered under the Investment Advisers Act of 1940, as amended. During the fiscal years ended October 31, 2020 and 2021, no director, officer or partner of Dodge & Cox engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Global Alpha Capital Management, Ltd.

Global Alpha serves as an investment sub-adviser for the Catholic Responsible Investments International Small-Cap Fund. The principal address of Global Alpha is 1800 McGill College Avenue, Suite 1300, Montreal, Quebec, Canada H3A 3J6. Global Alpha is an investment adviser registered under the Investment Advisers Act of 1940, as amended. During the fiscal years ended October 31, 2020 and 2021, no director, officer or partner of Global Alpha engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Lazard Asset Management LLC

Lazard serves as an investment sub-adviser for the Catholic Responsible Investments International Small-Cap Fund. The principal address of Lazard is 30 Rockefeller Plaza New York, New York 10112. Lazard is an investment adviser registered under the Investment Advisers Act of 1940, as amended. During the fiscal years ended October 31, 2020 and 2021, no director, officer or partner of Lazard engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Longfellow Investment Management Co., LLC

Longfellow serves as an investment sub-adviser for the Catholic Responsible Investments Short Duration Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund. The principal address of Longfellow is 125 High Street, Suite 832, Boston, Massachusetts 02110. Longfellow is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended October 31, 2020 and 2021.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Barbara McKenna, Managing Principal, Portfolio Manager	American Beacon Advisors, Inc. 220 E Las Colinas Blvd #1200 Irving, TX 75039	Trustee

Mar Vista Investment Partners, LLC

Mar Vista serves as an investment sub-adviser for the Catholic Responsible Investments Multi-Style US Equity Fund. The principal address of Mar Vista is 11150 Santa Monica Boulevard, Suite 320, Los Angeles, California 90025. Mar Vista is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended October 31, 2020 and 2021.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Silas Myers, CFA Co-founder, CEO, PM/Analyst	Big Brothers Big Sisters of Greater Los Angeles 11755 Wilshire Blvd., Suite 1670 Los Angeles, CA 90025	Board Member

	KCRW Foundation 1900 Pico Blvd. Santa Monica, CA 90405	Board Member
Jeffrey Prestine Partner, PM/Analyst	Orthopaedic Institute for Children 403 West Adams Blvd. Los Angeles, CA 90007	Board Member

Principal Global Investors, LLC

Principal serves as an investment sub-adviser for the Catholic Responsible Investments International Equity Fund. The principal address of Principal is 801 Grand Avenue, Des Moines, Iowa 50392. Principal is an investment adviser registered under the Investment Advisers Act of 1940, as amended. During the fiscal years ended October 31, 2020 and 2021, no director, officer or partner of Principal Global engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

RhumbLine Advisers

RhumbLine serves as an investment sub-adviser for the Catholic Responsible Investments Equity Index Fund and Catholic Responsible Investments Small-Cap Fund. The principal address of RhumbLine is 265 Franklin Street, 21st Floor, Boston, Massachusetts 02110. RhumbLine is an investment adviser registered under the Investment Advisers Act of 1940, as amended. During the fiscal years ended October 31, 2020 and 2021, no director, officer or partner of RhumbLine engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Sun Life Capital Management (U.S.) LLC

SLC Management serves as an investment sub-adviser for the Catholic Responsible Investments Bond Fund. The principal address of SLC Management is 500 Fifth Avenue, Suite 2500, New York, New York 10110. SLC Management is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended October 31, 2020 and 2021.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Randolph Brown, Head of Insurance Asset Management and Manager, Board of Managers; Chief Investment Officer, Sun Life	Sun Life Assurance Company of Canada 1 York Street - 31st floor Toronto, Ontario M5J 0B6 Canada	Chief Investment Officer, Sun Life & Head of Insurance Asset Management, SLC Management
	Crescent Capital Group GP LLC 11100 Santa Monica Blvd. Suite 2000 Los Angeles, CA 90025	Member of Board of Managers

Patrick Romain, Manager, Board of Managers	Sun Life Assurance Company of Canada 1 York Street - 31st floor Toronto, Ontario M5J 0B6 Canada	Senior Vice-President, Chief Credit Risk Officer
	Sun Life Capital Management (Canada) Inc. 1 York Street - 31st floor Toronto, Ontario M5J 0B6 Canada	Director
Stephen Peacher, President and Manager, Board of Managers	BentallGreenOak (Canada) Limited Partnership 1 York Street Suite 1100 Toronto, ON M5J 0B6 Canada	Director
	BentallGreenOak (U.S.) Limited Partnership 1201 Third Avenue, Suite 3000, Seattle, WA 98101	Director
	Sun Life Capital Management (Canada) Inc. 1 York Street - 31st floor Toronto, Ontario M5J 0B6 Canada	Director
	Sun Life Assurance Company of Canada 1 York Street - 31st floor Toronto, Ontario M5J 0B6 Canada	President, SLC Management
	Crescent Capital Group GP LLC 11100 Santa Monica Blvd. Suite 2000 Los Angeles, CA 90025	Member of Board of Managers
Melissa Kennedy, Chair and Manager, Board of Managers	BentallGreenOak (Canada) Limited Partnership 1 York Street Suite 1100 Toronto, ON M5J 0B6 Canada	Director

	BentallGreenOak (U.S.) Limited Partnership 1201 Third Avenue, Suite 3000, Seattle, WA 98101	Director
	Sun Life Capital Management (Canada) Inc. 1 York Street - 31st floor Toronto, Ontario M5J 0B6 Canada	Chair of the Board
	Sun Life Assurance Company of Canada 1 York Street - 31st floor Toronto, Ontario M5J 0B6 Canada	Executive Vice-President, Chief Legal Officer and Public Affairs
	Massachusetts Financial Services Company 111 Huntington Avenue, Boston, MA 02199	Director
Thomas Murphy, Head of Institutional Business and Manager, Board of Managers	BentallGreenOak (Canada) Limited Partnership 1 York Street Suite 1100 Toronto, ON M5J 0B6 Canada	Director
	BentallGreenOak (U.S.) Limited Partnership 1201 Third Avenue, Suite 3000, Seattle, WA 98101	Director
	Sun Life Capital Management (Canada) Inc. 1 York Street - 31st floor Toronto, Ontario M5J 0B6 Canada	Director
	Sun Life Assurance Company of Canada 1 York Street - 31st floor Toronto, Ontario M5J 0B6 Canada	Senior Managing Director, Head of Institutional Business, SLC Management

WCM Investment Management, LLC

WCM serves as an investment sub-adviser for the Catholic Responsible Investments International Equity Fund. The principal address of WCM is 281 Brooks Street, Laguna Beach, California 92651. WCM is an investment adviser registered under the Investment Advisers Act of 1940, as amended. During the fiscal years ended October 31, 2020 and 2021, no director, officer or partner of WCM engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Wellington Management Company LLP

Wellington Management serves as an investment sub-adviser for the Catholic Responsible Investments Multi-Style US Equity Fund. The principal address of Wellington Management is 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is an investment adviser registered under the Investment Advisers Act of 1940, as amended. During the fiscal years ended October 31, 2020 and 2021, no director, officer or partner of Wellington Management engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

ITEM 32.	PRINCIPAL UNDERWRITERS

(a)	Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

SIDCO acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors’ Inner Circle Fund	November 14, 1991
The Advisors’ Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
City National Rochdale Funds (f/k/a CNI Charter Funds)	April 1, 1999
Causeway Capital Management Trust	September 20, 2001
SEI Offshore Opportunity Fund II	September 1, 2005
ProShares Trust	November 14, 2005
Community Capital Trust (f/k/a Community Reinvestment Act Qualified Investment Fund)	January 8, 2007
SEI Offshore Advanced Strategy Series SPC	July 31, 2007
SEI Structured Credit Fund, LP	July 31, 2007
Global X Funds	October 24, 2008
ProShares Trust II	November 17, 2008
SEI Special Situations Fund	July 1, 2009
Exchange Traded Concepts Trust (f/k/a FaithShares Trust)	August 7, 2009
Schwab Strategic Trust	October 12, 2009
RiverPark Funds Trust	September 8, 2010
Adviser Managed Trust	December 10, 2010
SEI Core Property Fund	January 1, 2011
New Covenant Funds	March 23, 2012

Highland Funds I (f/k/a Pyxis Funds I)	September 25, 2012
KraneShares Trust	December 18, 2012
The Advisors’ Inner Circle Fund III	February 12, 2014
SEI Catholic Values Trust	March 24, 2015
SEI Hedge Fund SPC	June 26, 2015
SEI Energy Debt Fund	June 30, 2015
Gallery Trust	January 8, 2016
Schroder Series Trust	February 10, 2017
City National Rochdale Select Strategies Fund	March 1, 2017
Metaurus Equity Component Trust	October 2, 2017
Impact Shares Trust	March 1, 2018
City National Rochdale Strategic Credit Fund	May 16, 2018
Symmetry Panoramic Trust	July 23, 2018
Frost Family of Funds	May 31, 2019
Delaware Wilshire Private Markets Fund	March 22, 2021

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b)	Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 25 of Part B. Unless otherwise noted, the principal business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Position(s) and Office(s) with Underwriter	Position(s) and Office(s) with Registrant
William M. Doran	Director	—
Paul F. Klauder	Director	—
Wayne M. Withrow	Director	—
Kevin P. Barr	Director, President, & Chief Executive Officer	—
Maxine J. Chou	Chief Financial Officer, Chief Operations Officer, & Treasurer	—
Jennifer H. Campisi	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—
John C. Munch	General Counsel & Secretary	—
Mark J. Held	Senior Vice President	—
John P. Coary	Vice President & Assistant Secretary	—
Lori L. White	Vice President & Assistant Secretary	—
Judith A. Rager	Vice President	—
Jason McGhin	Vice President	—
Gary Michael Reese	Vice President	—
Robert M. Silvestri	Vice President	—

(c)	Not applicable.

ITEM 33:	LOCATION OF ACCOUNTS AND RECORDS

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of the Registrant’s custodian:

Brown Brothers Harriman & Co.

40 Water Street

Boston, Massachusetts 02109

(b) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of the Registrant’s administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s advisers:

Christian Brothers Investment Services Inc.

125 S. Wacker Drive

Suite 2400

Chicago, Illinois 60606

Brandywine Global Investment Management, LLC

1735 Market Street

Suite 1800

Philadelphia, Pennsylvania 19103

Causeway Capital Management LLC

11111 Santa Monica Boulevard

15th Floor

Los Angeles, California 90025

Dodge & Cox

555 California Street

40th Floor

San Francisco, California 94104

Global Alpha Capital Management, Ltd.

1800 McGill College Avenue

Suite 1300

Montreal, Quebec, Canada H3A 3J6

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

Longfellow Investment Management Co., LLC

125 High Street

Suite 832

Boston, Massachusetts 02110

Mar Vista Investment Partners, LLC

11150 Santa Monica Boulevard

Suite 320

Los Angeles, California 90025

Principal Global Investors, LLC

801 Grand Avenue

Des Moines, Iowa 50392

RhumbLine Advisers

265 Franklin Street

21st Floor

Boston, Massachusetts 02110

Sun Life Capital Management (U.S.) LLC

500 Fifth Avenue

Suite 2500

New York, New York 10110

WCM Investment Management, LLC

281 Brooks Street

Laguna Beach, California 92651

Wellington Management Company LLP

280 Congress Street

Boston, Massachusetts 02210

ITEM 34:	MANAGEMENT SERVICES:

None.

ITEM 35:	UNDERTAKINGS:

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 1st day of December, 2021.

CATHOLIC RESPONSIBLE INVESTMENTS FUNDS

By:	/s/ Michael Beattie
Michael Beattie
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

*	Trustee	December 1, 2021
Joseph T. Grause, Jr.

*	Trustee	December 1, 2021
Mitchell A. Johnson

*	Trustee	December 1, 2021
N. Jeffrey Klauder

*	Trustee	December 1, 2021
Betty L. Krikorian

*	Trustee	December 1, 2021
Robert Mulhall

*	Trustee	December 1, 2021
Robert A. Nesher

*	Trustee	December 1, 2021
Bruce Speca

*	President	December 1, 2021
Michael Beattie

*	Treasurer, Controller &	December 1, 2021
Andrew Metzger	Chief Financial Officer

*By:	/s/ Alexander F. Smith
Alexander F. Smith
Attorney-in-Fact

EXHIBIT INDEX

(a)(2)	Agreement and Declaration of Trust
(d)(1)	Investment Advisory Agreement, dated November 17, 2021, between the Registrant and CBIS
(d)(2)(i)	Investment Sub-Advisory Agreement, dated November 17, 2021, between CBIS and Brandywine Global
(d)(2)(ii)	Investment Sub-Advisory Agreement, dated November 17, 2021, between CBIS and Causeway
(d)(2)(iii)	Investment Sub-Advisory Agreement, dated November 17, 2021, between CBIS and Dodge & Cox
(d)(2)(iv)	Investment Sub-Advisory Agreement, dated November 17, 2021, between CBIS and Global Alpha
(d)(2)(v)	Investment Sub-Advisory Agreement, dated November 17, 2021, between CBIS and Lazard
(d)(2)(vi)	Investment Sub-Advisory Agreement, dated November 17, 2021, between CBIS and Longfellow
(d)(2)(vii)	Investment Sub-Advisory Agreement, dated November 17, 2021, between CBIS and Mar Vista
(d)(2)(viii)	Investment Sub-Advisory Agreement, dated November 17, 2021, between CBIS and Principal Global
(d)(2)(ix)	Investment Sub-Advisory Agreement, dated November 17, 2021, between CBIS and RhumbLine
(d)(2)(x)	Investment Sub-Advisory Agreement, dated November 17, 2021, between CBIS and SLC Management
(d)(2)(xi)	Investment Sub-Advisory Agreement, dated November 17, 2021, between CBIS and WCM
(d)(2)(xii)	Investment Sub-Advisory Agreement, dated November 17, 2021, between CBIS and Wellington Management
(d)(3)	Expense Limitation Agreement, effective as of December 1, 2021, between the Registrant and CBIS
(e)	Distribution Agreement, dated November 17, 2021, between the Registrant and SIDCO
(g)	Custodian Agreement, dated November 17, 2021, between the Registrant and BBH
(h)(1)	Administration Agreement, dated November 17, 2021, between the Registrant and SEIGFS
(h)(2)	Transfer Agency Agreement, dated December 3, 2021, between the Registrant and Atlantic Shareholder Services, LLC
(h)(3)	Shareholder Services Plan, dated November 17, 2021
(h)(4)	Securities Lending Agency Agreement, dated November 17, 2021, between the Registrant and BBH
(i)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP
(j)(1)	Consent of Independent Registered Public Accounting Firm, Grant Thornton LLP
(j)(2)	Consent of Independent Registered Public Accounting Firm, BBD, LLP
(n)	Registrant’s Rule 18f-3 Multiple Class Plan, including Schedules and Certificates of Class Designation thereto, dated November 17, 2021
(p)(1)	Registrant’s Code of Ethics
(p)(2)	SIDCO’s Code of Ethics, dated August 21, 2020
(p)(3)	SEIGFS’ Code of Ethics
(p)(4)	CBIS’ Code of Ethics
(p)(5)	Brandywine Global’s Code of Ethics, dated October 2020
(p)(6)	Causeway’s Code of Ethics, dated June 30, 2021
(p)(7)	Dodge & Cox’s Code of Ethics, dated December 16, 2020
(p)(8)	Global Alpha’s Code of Ethics, dated June 2021
(p)(9)	Lazard’s Code of Ethics
(p)(10)	Longfellow’s Code of Ethics
(p)(11)	Mar Vista’s Code of Ethics, dated March 31, 2021
(p)(12)	Principal Global’s Code of Ethics, dated April 1, 2020
(p)(13)	RhumbLine’s Code of Ethics, dated April 2021
(p)(14)	SLC Management’s Code of Ethics, dated June 11, 2020
(p)(15)	WCM’s Code of Ethics, dated May 1, 2021
(p)(16)	Wellington Management’s Code of Ethics, dated January 1, 2020